                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number 811-07953

                                EQ ADVISORS TRUST
               (Exact name of registrant as specified in charter)
                           1290 Avenue of the Americas
                            New York, New York 10104
                    (Address of principal executive offices)

                              PATRICIA LOUIE, ESQ.
                  Vice President and Associate General Counsel
                      AXA Equitable Life Insurance Company
                           1290 Avenue of the Americas
                            New York, New York 10104
                     (Name and Address of Agent for Service)

                                   Copies to:

                              ARTHUR J. BROWN, ESQ.
                           Kirkpatrick & Lockhart LLP
                    1800 Massachusetts Ave., N.W., 2nd Floor
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9000

       Registrant's telephone number, including area code: (212) 554-1234

                      Date of fiscal year end: December 31

           Date of reporting period: July 1, 2004 - September 30, 2004

Item 1. Schedule of Investments.

The following are schedules of investments of the registrant as of September 30, 2004. The schedules have not been audited.

                                EQ Advisors Trust
                                Quarterly Report
                               September 30, 2004

EQ ADVISORS TRUST
EQ/ALLIANCE COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2004 (Unaudited)

                                                    Number of        Value
                                                     Shares         (Note 1)
                                                   ----------   ---------------
COMMON STOCKS:
Consumer Discretionary (11.8%)
Auto Components (1.1%)
American Axle & Manufacturing Holdings, Inc.^         307,900   $     9,009,154
Autoliv, Inc.                                         510,100        20,608,040
BorgWarner, Inc.                                      315,600        13,662,324
Cooper Tire & Rubber Co.^                             271,800         5,482,206
Dana Corp.                                            581,800        10,292,042
Lear Corp.^                                           414,625        22,576,331
Magna International, Inc., Class A                    272,400        20,179,392
                                                                ---------------
                                                                    101,809,489
                                                                ---------------
Automobiles (0.3%)
General Motors Corp.^                                 641,300        27,242,424
                                                                ---------------
Hotels, Restaurants & Leisure (1.6%)
McDonald's Corp.                                      132,400         3,711,172
Starbucks Corp.*                                      763,340        34,701,437
Wynn Resorts Ltd.*^                                 2,046,970       105,807,879
                                                                ---------------
                                                                    144,220,488
                                                                ---------------
Household Durables (2.0%)
D.R. Horton, Inc.                                   3,330,935       110,287,258
Lennar Corp., Class A^                              1,631,770        77,672,252
                                                                ---------------
                                                                    187,959,510
                                                                ---------------
Internet & Catalog Retail (3.0%)
Amazon.com, Inc.*^                                  4,212,517       172,123,444
eBay, Inc.*                                         1,179,106       108,407,006
                                                                ---------------
                                                                    280,530,450
                                                                ---------------
Media (2.0%)
Comcast Corp., Class A*                             2,200,800        62,150,592
Interpublic Group of Cos., Inc.*^                     971,300        10,286,067
Time Warner, Inc.*                                  3,911,100        63,125,154
Viacom, Inc., Class B                                 980,400        32,902,224
Walt Disney Co.                                       955,400        21,544,270
                                                                ---------------
                                                                    190,008,307
                                                                ---------------
Multiline Retail (0.7%)
Federated Department Stores, Inc.                     601,200        27,312,516
May Department Stores Co.                             928,000        23,784,640
Nordstrom, Inc.                                       215,500         8,240,720
Saks, Inc.*                                           821,300         9,896,665
                                                                ---------------
                                                                     69,234,541
                                                                ---------------
Specialty Retail (0.9%)
Home Depot, Inc.                                    1,074,300        42,112,560
Lowe's Cos., Inc.                                     366,200        19,902,970
Office Depot, Inc.*                                 1,156,200        17,377,686
                                                                ---------------
                                                                     79,393,216
                                                                ---------------
Textiles, Apparel & Luxury Goods (0.2%)
Reebok International Ltd.                              82,600         3,033,072
V.F. Corp.                                            361,900        17,895,955
                                                                ---------------
                                                                     20,929,027
                                                                ---------------
Total Consumer Discretionary                                      1,101,327,452
                                                                ---------------
Consumer Staples (5.4%)
Beverages (0.9%)
Adolph Coors Co., Class B                              18,200         1,236,144
Coca-Cola Co.                                       1,148,800        46,009,440
PepsiCo, Inc.                                         806,600        39,241,090
                                                                ---------------
                                                                     86,486,674
                                                                ---------------

Food & Staples Retailing (2.0%)
Kroger Co.*                                           266,500         4,136,080
Safeway, Inc.*                                        731,700        14,129,127
SUPERVALU, Inc.                                       200,000         5,510,000
Wal-Mart Stores, Inc.                               1,937,500       103,075,000
Whole Foods Market, Inc.^                             676,050        57,998,330
                                                                ---------------
                                                                    184,848,537
                                                                ---------------
Food Products (0.1%)
Sara Lee Corp.                                        478,100        10,929,366
Tyson Foods, Inc., Class A                             68,800         1,102,176
                                                                ---------------
                                                                     12,031,542
                                                                ---------------
Household Products (0.7%)
Procter & Gamble Co.                                1,215,400        65,777,448
                                                                ---------------
Tobacco (1.7%)
Altria Group, Inc.                                  2,600,300       122,318,112
UST, Inc.                                             739,000        29,752,140
                                                                ---------------
                                                                    152,070,252
                                                                ---------------
Total Consumer Staples                                              501,214,453
                                                                ---------------
Energy (9.7%)
Energy Equipment & Services (2.9%)
BJ Services Co.^                                    1,676,190        87,849,118
Nabors Industries Ltd.*^                            2,507,680       118,738,648
Schlumberger Ltd.^                                    877,320        59,052,409
                                                                ---------------
                                                                    265,640,175
                                                                ---------------
Oil & Gas (6.8%)
Apache Corp.                                          213,910        10,719,030
ChevronTexaco Corp.                                 2,846,400       152,680,896
ConocoPhillips                                        771,199        63,893,837
Exxon Mobil Corp.                                   6,672,400       322,477,092
Marathon Oil Corp.                                    939,900        38,799,072
Occidental Petroleum Corp.                            843,300        47,165,769
                                                                ---------------
                                                                    635,735,696
                                                                ---------------
Total Energy                                                        901,375,871
                                                                ---------------
Financials (20.4%)
Capital Markets (3.9%)
Ameritrade Holding Corp.*^                          8,546,270       102,640,703
Goldman Sachs Group, Inc.                             577,400        53,836,776
Janus Capital Group, Inc.                           3,804,390        51,777,748
Lehman Brothers Holdings, Inc.                        475,700        37,922,804
Merrill Lynch & Co., Inc.                           1,005,300        49,983,516
Morgan Stanley                                      1,295,000        63,843,500
Piper Jaffray Cos.*^                                    9,004           356,468
                                                                ---------------
                                                                    360,361,515
                                                                ---------------
Commercial Banks (6.1%)
Bank of America Corp.                               4,432,100       192,042,893
Comerica, Inc.^                                       443,700        26,333,595
KeyCorp                                             1,112,900        35,167,640
National City Corp.                                   990,600        38,256,972
SunTrust Banks, Inc.^                                 418,400        29,459,544
U.S. Bancorp                                        2,320,425        67,060,283
Wachovia Corp.                                      1,900,400        89,223,780
Wells Fargo & Co.                                   1,530,800        91,281,604
                                                                ---------------
                                                                    568,826,311
                                                                ---------------
Consumer Finance (0.4%)
American Express Co.                                  610,100        31,395,746
Capital One Financial Corp.                            52,600         3,887,140
                                                                ---------------
                                                                     35,282,886
                                                                ---------------
Diversified Financial Services (4.3%)
Citigroup, Inc.                                     5,730,400       252,825,248
JPMorgan Chase & Co.                                3,764,436       149,561,042
                                                                ---------------
                                                                    402,386,290
                                                                ---------------

Insurance (3.8%)
Ace Ltd.                                              268,900        10,772,134
Allstate Corp.                                        668,400        32,076,516
American International Group, Inc.                  1,489,206       101,251,116
Chubb Corp.                                           400,600        28,154,168
Genworth Financial, Inc., Class A*                    837,300        19,509,090
Hartford Financial Services Group, Inc.^              559,600        34,656,028
Manulife Financial Corp.                              681,839        29,857,730
MBIA, Inc.                                            153,100         8,911,951
Metlife, Inc.                                         602,400        23,282,760
PartnerReinsurance Ltd.^                              120,300         6,579,207
St. Paul Travelers Cos., Inc.                       1,122,865        37,121,917
XL Capital Ltd., Class A                              213,025        15,761,719
                                                                ---------------
                                                                    347,934,336
                                                                ---------------
Thrifts & Mortgage Finance (1.9%)
Astoria Financial Corp.                               617,000        21,897,330
Fannie Mae                                            905,100        57,383,340
Freddie Mac                                           608,500        39,698,540
MGIC Investment Corp.                                 302,000        20,098,100
Washington Mutual, Inc.^                            1,025,600        40,080,448
                                                                ---------------
                                                                    179,157,758
                                                                ---------------
Total Financials                                                  1,893,949,096
                                                                ---------------
Health Care (9.3%)
Biotechnology (3.5%)
Affymetrix, Inc.*^                                  2,406,830        73,913,749
Amgen, Inc.*                                          603,300        34,195,044
Biogen Idec, Inc.*                                    959,140        58,670,594
Genentech, Inc.*                                      948,900        49,741,338
Gilead Sciences, Inc.*^                             1,671,100        62,465,718
Human Genome Sciences, Inc.*^                       4,138,550        45,151,580
                                                                ---------------
                                                                    324,138,023
                                                                ---------------
Health Care Equipment & Supplies (1.5%)
Applied Biosystems Group                            5,487,210       103,543,653
Hospira, Inc.*                                         73,040         2,235,024
Medtronic, Inc.                                       595,900        30,927,210
                                                                ---------------
                                                                    136,705,887
                                                                ---------------
Pharmaceuticals (4.3%)
Abbott Laboratories                                   730,400        30,939,744
Bristol-Myers Squibb Co.                              924,800        21,890,016
Eli Lilly & Co.                                       524,700        31,508,235
GlaxoSmithKline plc (ADR)^                            282,800        12,366,844
Johnson & Johnson                                   1,387,300        78,146,609
Merck & Co., Inc.                                   2,193,000        72,369,000
Pfizer, Inc.                                        3,639,400       111,365,640
Sanofi-Aventis (ADR)                                  490,300        17,949,883
Wyeth                                                 626,400        23,427,360
                                                                ---------------
                                                                    399,963,331
                                                                ---------------
Total Health Care                                                   860,807,241
                                                                ---------------
Industrials (9.7%)
Aerospace & Defense (1.4%)
Alliant Techsystems, Inc.*^                           772,690        46,747,745
Boeing Co.                                            485,800        25,076,996
Goodrich Corp.                                        884,100        27,725,376
Honeywell International, Inc.                         765,600        27,454,416
                                                                ---------------
                                                                    127,004,533
                                                                ---------------
Air Freight & Logistics (0.4%)
United Parcel Service, Inc./Georgia, Class B          526,000        39,933,920
                                                                ---------------
Commercial Services & Supplies (1.2%)
Apollo Group, Inc., Class A*                        1,234,960        90,609,015
R.R. Donnelley & Sons Co.                             648,000        20,295,360
                                                                ---------------
                                                                    110,904,375
                                                                ---------------

Construction & Engineering (0.4%)
Fluor Corp.^                                          740,930        32,986,204
                                                                ---------------
Electrical Equipment (0.4%)
Cooper Industries Ltd., Class A                       348,000        20,532,000
Hubbell, Inc., Class B                                411,900        18,465,477
                                                                ---------------
                                                                     38,997,477
                                                                ---------------
Industrial Conglomerates (4.8%)
3M Co.                                                365,900        29,261,023
General Electric Co.                               10,221,900       343,251,402
Textron, Inc.                                         497,300        31,961,471
Tyco International Ltd.^                            1,496,700        45,888,822
                                                                ---------------
                                                                    450,362,718
                                                                ---------------
Machinery (0.5%)
Crane Co.                                              50,000         1,446,000
Eaton Corp.                                           597,800        37,906,498
Parker-Hannifin Corp.                                 149,600         8,805,456
                                                                ---------------
                                                                     48,157,954
                                                                ---------------
Road & Rail (0.6%)
Burlington Northern Santa Fe Corp.                    520,200        19,928,862
CSX Corp.                                             263,400         8,744,880
Norfolk Southern Corp.                                964,296        28,678,163
                                                                ---------------
                                                                     57,351,905
                                                                ---------------
Total Industrials                                                   905,699,086
                                                                ---------------

Information Technology (25.0%)
Communications Equipment (5.5%)
Cisco Systems, Inc.*                                3,280,600        59,378,860
Corning, Inc.*                                      8,685,660        96,237,113
JDS Uniphase Corp.*^                               19,669,100        66,284,867
Juniper Networks, Inc.*                             7,020,290       165,678,844
Lucent Technologies, Inc.*^                         2,606,400         8,262,288
Nortel Networks Corp.*                              4,931,000        16,765,400
QUALCOMM, Inc.                                      2,023,628        79,002,437
Tellabs, Inc.*                                      1,860,500        17,097,995
                                                                ---------------
                                                                    508,707,804
                                                                ---------------

Computers & Peripherals (4.9%)
Dell, Inc.*                                         1,200,600        42,741,360
Hewlett-Packard Co.                                 4,216,475        79,058,906
International Business Machines Corp.                 967,900        82,987,746
Network Appliance, Inc.*^                           7,436,070       171,029,610
Quantum Corp.*^                                       636,700         1,470,777
SanDisk Corp.*^                                     2,689,000        78,303,680
                                                                ---------------
                                                                    455,592,079
                                                                ---------------
Electronic Equipment & Instruments (1.0%)
Arrow Electronics, Inc.*^                             681,300        15,383,754
Avnet, Inc.*                                          711,400        12,179,168
Flextronics International Ltd.*                     1,282,575        16,994,119
Ingram Micro, Inc., Class A*                        1,164,675        18,751,267
Sanmina-SCI Corp.*                                    823,600         5,806,380
Solectron Corp.*                                    3,426,500        16,961,175
Tech Data Corp.*                                       52,700         2,031,585
Vishay Intertechnology, Inc.*^                        795,300        10,259,370
                                                                ---------------
                                                                     98,366,818
                                                                ---------------
Internet Software & Services (2.6%)
CNET Networks, Inc.*^++                             9,121,920        83,465,568
RealNetworks, Inc.*^                                3,037,600        14,155,216
Yahoo!, Inc.*                                       4,187,210       141,988,291
                                                                ---------------
                                                                    239,609,075
                                                                ---------------
Semiconductors & Semiconductor Equipment (7.2%)
Agere Systems, Inc., Class A*                       4,511,600         4,737,180
Atmel Corp.*^                                       1,531,500         5,544,030
Broadcom Corp., Class A*                            5,009,450       136,707,891

Intel Corp.                                         3,042,900        61,040,574
KLA-Tencor Corp.*^                                  3,954,793       164,044,814
Micron Technology, Inc.*^                           3,096,570        37,251,737
NVIDIA Corp.*^                                      5,687,750        82,586,130
Silicon Laboratories, Inc.*^++                      4,920,370       162,815,043
Texas Instruments, Inc.                               809,200        17,219,776
                                                                ---------------
                                                                    671,947,175
                                                                ---------------
Software (3.8%)
Autodesk, Inc.^                                       455,640        22,157,773
Electronic Arts, Inc.*                              1,730,020        79,563,620
Microsoft Corp.                                     5,594,600       154,690,690
NAVTEQ Corp.*^                                        544,700        19,413,108
Oracle Corp.*                                       2,446,300        27,594,264
PeopleSoft, Inc.*^                                  2,659,738        52,795,799
                                                                ---------------
                                                                    356,215,254
                                                                ---------------
Total Information Technology                                      2,330,438,205
                                                                ---------------

Materials (1.5%)
Chemicals (0.1%)
Dow Chemical Co.                                       94,900         4,287,582
DuPont (E.I.) de Nemours & Co.                        178,200         7,626,960
                                                                ---------------
                                                                     11,914,542
                                                                ---------------
Construction Materials (0.2%)
Martin Marietta Materials, Inc.^                      397,600        17,999,352
                                                                ---------------
Metals & Mining (0.5%)
Alcan, Inc.                                           283,200        13,536,960
Alcoa, Inc.                                           204,600         6,872,514
United States Steel Corp.^                            590,500        22,214,610
Worthington Industries, Inc.^                         341,950         7,300,633
                                                                ---------------
                                                                     49,924,717
                                                                ---------------
Paper & Forest Products (0.7%)
Georgia-Pacific Corp.                                 978,600        35,180,670
MeadWestvaco Corp.                                    778,200        24,824,580
                                                                ---------------
                                                                     60,005,250
                                                                ---------------
Total Materials                                                     139,843,861
                                                                ---------------

Telecommunication Services (4.3%)
Diversified Telecommunication Services (3.6%)
BellSouth Corp.                                     1,357,500        36,815,400
Level 3 Communications, Inc.*^                     28,251,210        73,170,634
SBC Communications, Inc.                            3,047,225        79,075,489
Sprint Corp.                                        2,313,850        46,577,800
Verizon Communications, Inc.                        2,595,700       102,218,666
                                                                ---------------
                                                                    337,857,989
                                                                ---------------
Wireless Telecommunication Services (0.7%)
Vodafone Group plc (ADR)^                           2,549,090        61,458,560
                                                                ---------------
Total Telecommunication Services                                    399,316,549
                                                                ---------------

Utilities (1.9%)
Electric Utilities (1.6%)
Alliant Energy Corp.                                  805,900        20,050,792
American Electric Power Co., Inc.                     991,300        31,681,948
Entergy Corp.                                         505,600        30,644,416
FirstEnergy Corp.                                     654,100        26,870,428
Northeast Utilities^                                1,001,300        19,415,207
PPL Corp.                                             345,029        16,278,468
Xcel Energy, Inc.^                                    331,400         5,739,848
                                                                ---------------
                                                                    150,681,107
                                                                ---------------
Multi-Utilities & Unregulated Power (0.3%)
Constellation Energy Group, Inc.                      709,700        28,274,448
                                                                ---------------
Total Utilities                                                     178,955,555
                                                                ---------------

Total Common Stocks (99.0%)
   (Cost $8,300,892,582)                                          9,212,927,369
                                                                ---------------

SHORT-TERM SECURITIES:
Short-Term Funds of Cash Collateral for
   Securities Loaned (0.0%)
BGI Prime Fund                                      2,000,000         2,000,000
Morgan Stanley Institutional Liquidity Fund         2,000,000         2,000,000
                                                                ---------------
                                                                      4,000,000
                                                                ---------------

                                                   Principal
                                                    Amount
                                                 ------------
Short-Term Investments of Cash Collateral for
   Securities Loaned (9.6%)
Allstate Life Insurance Co.
   1.740%, 12/15/04 (l)                          $ 35,000,000        35,000,000
Banco Bilbao Vizcaya Argentina S.A.
   1.625%, 7/20/05 (l)                             45,975,127        45,975,127
Bayerische Landesbank NY
   1.830%, 10/31/05 (l)                            25,000,000        25,000,000
   1.843%, 10/31/05 (l)                            49,995,084        49,995,084
BNP Paribas NY
   1.858%, 8/17/05 (l)                              9,994,227         9,994,227
   1.833%, 10/11/05 (l)                            25,022,621        25,022,621
Cantor Fitzgerald Securities
   1.950%, 10/1/04                                100,000,000       100,000,000
CDC Financial Products, Inc.
   1.975%, 11/1/04 (l)                             20,000,000        20,000,000
Credit Suisse First Boston NY
   2.005%, 9/19/05 (l)                             25,000,000        25,000,000
Deutsche Bank AG
   1.991%, 2/22/05 (l)                              7,001,899         7,001,899
General Electric Capital Assurance
   1.911%, 9/30/05 (l)                             25,000,000        25,000,000
General Electric Capital Corp.
   1.979%, 5/12/06 (l)                             25,107,444        25,107,444
Goldman Sachs Group LP
   2.055%, 12/8/04 (l)                             28,000,000        28,000,000
Grampian Funding LLC
   1.880%, 10/1/04                                  8,999,530         8,999,530
Household Finance Corp.
   1.831%, 10/7/04                                  9,992,375         9,992,375
ING U.S. Funding LLC
   1.810%, 11/19/04                                10,000,000        10,000,000
Landesbank Baden-Wuerttemberg NY
   1.966%, 3/29/06 (l)                             14,987,668        14,987,668
Lehman Brothers, Inc.
   1.895%, 10/1/04                                 65,530,923        65,530,923
Merrill Lynch & Co., Inc.
   1.736%, 5/5/06 (l)                              10,000,000        10,000,000
Merrill Lynch Mortgage Capital, Inc.
   1.975%, 10/12/04 (l)                            26,000,000        26,000,000
   1.975%, 11/3/04 (l)                             40,000,000        40,000,000
Monumental Global Funding II
   1.625%, 4/10/06 (l)                             25,134,722        25,134,722
Morgan Stanley & Co.
   1.910%, 1/24/05 (l)                             25,000,000        25,000,000
   1.880%, 10/31/05 (l)                            10,000,000        10,000,000
   1.885%, 10/31/05 (l)                            20,000,000        20,000,000
New York Life Insurance Co.
   1.760%, 12/31/04 (l)                            35,000,000        35,000,000
Nordea Bank AB
   1.865%, 9/6/05 (l)                              14,990,997        14,990,997
Royal Bank of Canada NY
   1.800%, 6/27/05 (l)                             99,977,684        99,977,684
United of Omaha Life Insurance
   1.800%, 5/31/05 (l)                             25,000,000        25,000,000

Westdeutsche Landesbank NY
   1.840%, 6/22/05 (l)                             27,994,750        27,994,750
                                                                ---------------
                                                                    889,705,051
                                                                ---------------
Time Deposit (0.6%)
JPMorgan Chase Nassau,
   1.26%, 10/1/04                                  55,803,314        55,803,314
                                                                ---------------
Total Short-Term Securities (10.2%)
   (Amortized Cost $949,508,365)                                    949,508,365
                                                                ---------------
Total Investments (109.2%)
   (Cost/Amortized Cost $9,250,400,947)                          10,162,435,734
Other Assets Less Liabilities (-9.2%)                              (856,119,794)
                                                                ---------------
Net Assets (100%)                                               $ 9,306,315,940
                                                                ===============

----------
*    Non-income producing.
^    All, or a portion of security out on loan (See Note 1).
++   Affiliated company as defined under the Investment Company Act of 1940.
(l)  Floating Rate Security. Rate disclosed is as of September 30, 2004.

     Glossary:
     ADR - American Depositary Receipt

Investments in companies which were affiliates for the nine months ended September 30, 2004, were as follows:

                                Market Value       Purchases       Sales        Market Value      Dividend    Realized
Securities                   December 31, 2003      at Cost       at Cost    September 30, 2004    Income       Gain
----------                   -----------------   ------------   ----------   ------------------   --------   ----------
CNET Networks, Inc.             $        --      $ 86,775,790   $       --      $ 83,465,568         $--     $      --
Silicon Laboratories, Inc.       65,837,458       155,570,269    4,699,834       162,815,043          --      3,927,655

Investment security transactions for the nine months ended September 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities                   $3,278,437,231
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities                    3,441,891,626

As of September 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation                          $1,229,219,915
Aggregate gross unrealized depreciation                            (422,069,256)
                                                                 --------------
Net unrealized appreciation                                      $  807,150,659
                                                                 ==============

Federal income tax cost of investments                           $9,355,285,075
                                                                 ==============

At September 30, 2004, the Portfolio had loaned securities with a total value of $878,436,056. This was secured by collateral of $893,705,051 which was received as cash and subsequently invested in short-term investments and funds as reported in the portfolio of investments.

For the nine months ended September 30, 2004, the Portfolio incurred approximately $1,427,598 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $3,544,619,583 which expires in the year 2010.

                     See Notes to Portfolio of Investments.

EQ ADVISORS TRUST
EQ/ALLIANCE GROWTH AND INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2004 (Unaudited)

                                                     Number of       Value
                                                       Shares       (Note 1)
                                                     ---------   --------------
COMMON STOCKS:
Consumer Discretionary (15.8%)
Auto Components (1.0%)
Johnson Controls, Inc.                                 445,400   $   25,303,174
                                                                 --------------

Automobiles (0.3%)
Harley-Davidson, Inc.                                  126,000        7,489,440
                                                                 --------------
Hotels, Restaurants & Leisure (2.1%)
Carnival Corp.                                         721,400       34,115,006
Royal Caribbean Cruises Ltd.^                          241,100       10,511,960
Wendy's International, Inc.^                           333,300       11,198,880
                                                                 --------------
                                                                     55,825,846
                                                                 --------------
Media (7.5%)
Clear Channel Communications, Inc.^                    160,800        5,012,136
Comcast Corp., Special Class A*^                     2,249,700       62,811,624
Time Warner, Inc.*^                                  3,349,500       54,060,930
Viacom, Inc., Class B                                2,195,800       73,691,048
Westwood One, Inc.*                                    196,800        3,890,736
                                                                 --------------
                                                                    199,466,474
                                                                 --------------
Specialty Retail (4.9%)
Bed Bath & Beyond, Inc.*                               645,200       23,943,372
Home Depot, Inc.                                     1,573,600       61,685,120
Lowe's Cos., Inc.                                      678,600       36,881,910
TJX Cos., Inc.                                         324,700        7,156,388
                                                                 --------------
                                                                    129,666,790
                                                                 --------------
Total Consumer Discretionary                                        417,751,724
                                                                 --------------
Consumer Staples (8.3%)
Household Products (1.7%)
Procter & Gamble Co.                                   803,600       43,490,832
                                                                 --------------
Personal Products (2.0%)
Avon Products, Inc.^                                 1,202,200       52,512,096
                                                                 --------------
Tobacco (4.6%)
Altria Group, Inc.                                   2,201,100      103,539,744
Loews Corp.- Carolina Group^                           756,000       18,423,720
                                                                 --------------
                                                                    121,963,464
                                                                 --------------
Total Consumer Staples                                              217,966,392
                                                                 --------------
Energy (14.3%)
Energy Equipment & Services (2.8%)
Baker Hughes, Inc.                                     734,300       32,103,596
Halliburton Co.                                        696,800       23,475,192
Nabors Industries Ltd.*                                357,500       16,927,625
                                                                 --------------
                                                                     72,506,413
                                                                 --------------
Oil & Gas (11.5%)
BP plc (ADR)                                           943,200       54,262,296
ChevronTexaco Corp.                                    331,800       17,797,752
ConocoPhillips                                       1,268,200      105,070,370
Exxon Mobil Corp.                                      988,600       47,779,038
Noble Energy, Inc.                                   1,001,100       58,304,064

Occidental Petroleum Corp.                             374,700       20,956,971
                                                                 --------------
                                                                    304,170,491
                                                                 --------------
Total Energy                                                        376,676,904
                                                                 --------------
Financials (25.5%)
Capital Markets (4.3%)
Franklin Resources, Inc.                               251,900       14,045,944
Lehman Brothers Holdings, Inc.                         347,800       27,726,616
Merrill Lynch & Co., Inc.                              807,200       40,133,984
Morgan Stanley                                         633,300       31,221,690
                                                                 --------------
                                                                    113,128,234
                                                                 --------------
Commercial Banks (3.7%)
Bank of America Corp.                                2,275,170       98,583,116
                                                                 --------------
Consumer Finance (0.5%)
MBNA Corp.                                             576,300       14,522,760
                                                                 --------------
Diversified Financial Services (7.9%)
Citigroup, Inc.                                      2,166,998       95,607,952
JPMorgan Chase & Co.                                 2,843,576      112,975,274
                                                                 --------------
                                                                    208,583,226
                                                                 --------------
Insurance (7.4%)
Ace Ltd.                                             1,520,100       60,895,206
Allstate Corp.                                         215,000       10,317,850
American International Group, Inc.^                  1,182,600       80,404,974
Axis Capital Holdings Ltd.^                            953,300       24,785,800
Metlife, Inc.^                                         508,500       19,653,525
                                                                 --------------
                                                                    196,057,355
                                                                 --------------
Thrifts & Mortgage Finance (1.7%)
Fannie Mae                                             693,000       43,936,200
                                                                 --------------
Total Financials                                                    674,810,891
                                                                 --------------
Health Care (10.9%)
Health Care Equipment & Supplies (2.1%)
Boston Scientific Corp.*                             1,370,100       54,434,073
                                                                 --------------
Health Care Providers & Services (5.7%)
Anthem, Inc.*^                                         140,900       12,293,525
Caremark Rx, Inc.*                                     839,400       26,919,558
HCA, Inc.                                              719,400       27,445,110
Health Management Associates, Inc., Class A^           725,500       14,821,965
WellPoint Health Networks, Inc.*                       653,100       68,634,279
                                                                 --------------
                                                                    150,114,437
                                                                 --------------
Pharmaceuticals (3.1%)
Forest Laboratories, Inc.*                             578,800       26,034,424
Pfizer, Inc.                                         1,709,600       52,313,760
Wyeth                                                  132,400        4,951,760
                                                                 --------------
                                                                     83,299,944
                                                                 --------------
Total Health Care                                                   287,848,454
                                                                 --------------
Industrials (7.9%)
Aerospace & Defense (0.9%)
Northrop Grumman Corp.                                 158,200        8,436,806
United Technologies Corp.                              182,000       16,995,160
                                                                 --------------
                                                                     25,431,966
                                                                 --------------
Building Products (0.8%)
American Standard Cos., Inc.*^                         544,800       21,198,168
                                                                 --------------

Industrial Conglomerates (4.3%)
3M Co.^                                                344,000       27,509,680
General Electric Co.                                 2,548,000       85,561,840
                                                                 --------------
                                                                    113,071,520
                                                                 --------------
Machinery (0.3%)
Ingersoll-Rand Co., Class A                            111,600        7,585,452
                                                                 --------------
Road & Rail (1.6%)
Burlington Northern Santa Fe Corp.                     183,800        7,041,378
Union Pacific Corp.                                    592,500       34,720,500
                                                                 --------------
                                                                     41,761,878
                                                                 --------------
Total Industrials                                                   209,048,984
                                                                 --------------
Information Technology (7.9%)
Computers & Peripherals (2.0%)
EMC Corp.*                                             721,200        8,322,648
Hewlett-Packard Co.                                  2,451,900       45,973,125
                                                                 --------------
                                                                     54,295,773
                                                                 --------------
IT Services (0.5%)
Fiserv, Inc.*                                          377,300       13,152,678
                                                                 --------------
Semiconductors & Semiconductor Equipment (1.7%)
Agere Systems, Inc., Class A*^                               1                1
Applied Materials, Inc.*                               399,300        6,584,457
Broadcom Corp., Class A*                                45,000        1,228,050
Marvell Technology Group Ltd.*^                      1,398,400       36,540,192
                                                                 --------------
                                                                     44,352,700
                                                                 --------------
Software (3.7%)
Microsoft Corp.                                      3,511,200       97,084,680
                                                                 --------------
Total Information Technology                                        208,885,831
                                                                 --------------
Materials (2.3%)
Chemicals (1.5%)
Air Products & Chemicals, Inc.                         729,900       39,691,962
                                                                 --------------
Metals & Mining (0.8%)
Alcoa, Inc.                                            656,800       22,061,912
                                                                 --------------
Total Materials                                                      61,753,874
                                                                 --------------
Telecommunication Services (2.0%)
Diversified Telecommunication Services (2.0%)
BellSouth Corp.^                                       442,500       12,000,600
SBC Communications, Inc.                               535,500       13,896,225
Verizon Communications, Inc.                           678,700       26,727,206
                                                                 --------------
                                                                     52,624,031
                                                                 --------------
Wireless Telecommunication Services (0.0%)
AT&T Wireless Services, Inc.*                                1               15
                                                                 --------------
Total Telecommunication Services                                     52,624,046
                                                                 --------------
Utilities (1.8%)
Electric Utilities (1.8%)
Entergy Corp.                                          521,100       31,583,871
FPL Group, Inc.                                        108,700        7,426,384
PPL Corp.                                              170,600        8,048,908
                                                                 --------------
Total Utilities                                                      47,059,163
                                                                 --------------
Total Common Stocks (96.7%)
   (Cost $2,240,053,548)                                          2,554,426,263
                                                                 --------------

                                                    Principal
                                                      Amount
                                                   -----------
SHORT-TERM DEBT SECURITIES:
Government Security (3.3%)
Federal Home Loan Bank
   (Discount Note), 10/1/04 (a)                    $88,300,000       88,295,954
                                                                 --------------
Short-Term Investments of Cash Collateral for
Securities Loaned (3.9%) BNP Paribas NY
   1.833%, 10/11/05 (l)                             10,009,048       10,009,048
Cantor Fitzgerald Securities
   1.95%, 10/1/04                                   35,000,000       35,000,000
General Electric Capital Corp.
   1.979%, 5/12/06 (l)                               5,021,489        5,021,489
Giro Balanced Funding Corp.
   1.762%, 10/15/04                                  4,992,911        4,992,911
Goldman Sachs Group LP
   2.055%, 12/8/04 (l)                               4,000,000        4,000,000
ING U.S. Funding LLC
   1.810%, 11/19/04                                  4,000,000        4,000,000
Landesbank Baden-Wuerttemberg NY
   1.966%, 3/29/06 (l)                               9,991,778        9,991,778
Lehman Brothers, Inc.
   1.895%, 10/1/04                                  15,467,481       15,467,481
Wachovia Bank N.A.
   1.940%, 11/15/04 (l)                              9,001,916        9,001,916
Westdeutsche Landesbank NY
   1.840%, 6/22/05 (l)                               4,999,063        4,999,063
                                                                 --------------
                                                                    102,483,686
                                                                 --------------
Time Deposit (0.0%)
JPMorgan Chase Nassau,
   1.26%, 10/1/04                                      152,851          152,851
                                                                 --------------
Total Short-Term Debt Securities (7.2%)
   (Amortized Cost $190,932,491)                                    190,932,491
                                                                 --------------
Total Investments Before Options
   Written (103.9%)
   (Cost/Amortized Cost $2,430,986,039)                           2,745,358,754
                                                                 --------------

                                                   Number of
                                                 Contracts (c)
                                                 -------------
OPTIONS WRITTEN:
Call Options Written (-0.1%)*(d)
Baker Hughes, Inc.
   October-04 @ $40                                     (1,000)        (350,000)
Marvell Technology Group Ltd.
   November-04 @ $30                                    (3,000)        (180,000)
Noble Energy, Inc.
   November-04 @ $55                                    (2,000)        (800,000)
                                                                 --------------
Total Options Written (-0.1%)
   (Premiums Received $1,098,154)                                    (1,330,000)
                                                                 --------------
Total Investments After Options
   Written (103.8%)
   (Cost/Amortized Cost $2,429,887,885)                           2,744,028,754
Other Assets Less Liabilities (-3.8%)                              (101,154,417)
                                                                 --------------
Net Assets (100%)                                                $2,642,874,337
                                                                 ==============

----------
*    Non-income producing.
^    All, or a portion of security out on loan (See Note 1).
(a) Fully or partially pledged as collateral on outstanding written call options.
(c)  One contract relates to 100 shares.
(d)  Covered call option contracts written in connection with securities held.
(l)  Floating Rate Security. Rate disclosed is as of September 30, 2004.

     Glossary:
     ADR - American Depositary Receipt

Options written for the nine months ended September 30, 2004, were as follows:

                                               Total Number of   Total Premiums
                                                  Contracts         Received
                                               ---------------   --------------
Options Outstanding - January 1, 2004                  --        $           --
Options Written                                     6,000             1,098,154
Options Terminated in Closing Purchase
   Transactions                                        --                    --
Options Expired                                        --                    --
Options Exercised                                      --                    --
                                                    -----        --------------
Options Outstanding - September 30, 2004            6,000        $    1,098,154
                                                    =====        ==============

Investment security transactions for the nine months ended September 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities                   $  879,684,151
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities                      823,017,305

As of September 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation                          $  360,873,941
Aggregate gross unrealized depreciation                             (55,002,196)
                                                                 --------------
Net unrealized appreciation                                      $  305,871,745
                                                                 ==============
Federal income tax cost of investments                           $2,439,487,009
                                                                 ==============

At September 30, 2004, the Portfolio had loaned securities with a total value $102,030,600. This was secured by collateral of $102,483,686 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of the investments.

For the nine months ended September 30, 2004, the Portfolio incurred approximately $115,770 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $272,183,567 of which $171,727,356 expires in the year 2010 and $100,456,211 expires in the year 2011.

                     See Notes to Portfolio of Investments.

EQ ADVISORS TRUST
EQ/ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2004 (Unaudited)

                                                    Principal         Value
                                                     Amount         (Note 1)
                                                  ------------   --------------
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (12.1%)
Asset Backed Securities (0.8%)
Ameriquest Mortgage Securities, Inc.,
   Series 03-11 AF2
   3.030%, 1/25/34                                $  5,260,000   $    5,262,691
Indymac Index Mortgage Loan Trust,
   Series 04-AR9 4A
   5.287%, 9/25/49(l)                                2,106,000        2,150,423
                                                                 --------------
                                                                      7,413,114
                                                                 --------------
Non-Agency (11.3%)
Asset Securitization Corp.,
   Series 97-MD7 A1B
   7.410%, 1/13/30                                   3,750,000        4,026,968
Bear Stearns Alt-A Trust,
   Series 04-11 2A3
   5.052%, 11/25/34(l)                               4,290,000        4,373,789
Chase Mortgage Finance Corp.,
   Series 02-S4 A23
   6.250%, 3/25/32                                   5,879,794        5,871,642
Countrywide Alternative Loan Trust,
   Series 02-4 2A1
   7.000%, 5/25/32                                     347,442          346,539
Countrywide Home Loan Mortgage Pass Through
   Trust,
   Series 04-22 A1
   5.198%, 11/25/34(l)                               4,170,000        4,248,188
Credit Suisse First Boston Mortgage Securities
   Corp.,
   Series 01-CP4 ACP
   1.090%, 12/15/35 IO(l)(S)                       128,000,000        3,878,093
   Series 04-2R A1
   5.309%, 12/28/33(l)(S)                            3,760,006        3,575,691
MASTR Adjustable Rate Mortgages Trust,
   Series 04-8 5A1
   4.818%, 8/25/34(l)                                4,341,377        4,391,780
MASTR Asset Securitization Trust,
   Series 04-9 3A1
   5.250%, 7/25/34                                   5,565,585        5,632,539
Merrill Lynch Mortgage Investors, Inc.,
   Series 04-A2 1A
   3.845%, 7/25/34(l)                                4,486,862        4,481,747
Morgan Stanley Capital I,
   Series 03-1Q4 X1
   0.170%, 5/15/40 IO(l)(S)                        141,321,144        5,412,642
Morgan Stanley Mortgage Loan Trust,
   Series 04-8AR 4A1
   5.470%, 10/25/34(l)                               4,170,000        4,296,858
RAAC,
   Series 04-SP2 A21
   6.000%, 1/25/32                                   5,784,010        5,938,593
RESI Finance LP,
   Series 03-C B3
   3.140%, 9/10/35(l)(S)                             7,893,003        7,892,690

Residential Accredit Loans, Inc.,
   Series 02-QS19 A8
   6.000%, 12/25/32                                  5,705,909        5,812,442
Residential Asset Mortgage Products, Inc.,
   Series 04-SL2 A2
   6.500%, 10/25/31                                  6,224,491        6,420,897
Residential Asset Securitization Trust,
   Series 03-A8 A2
   2.190%, 10/25/18(l)                               4,156,015        4,122,203
Structured Asset Securities Corp.,
   Series 02-11A 1A1
   2.735%, 6/25/32(l)                                2,865,509        2,913,907
   Series 02-RM1 A
   2.490%, 10/25/37(l)(S)                            6,117,506        6,117,995
Wells Fargo Mortgage Backed Securities Trust,
   Series 04-P 2A1
   4.300%, 9/25/34(l)                                3,613,146        3,625,069
   Series 04-S A1
   3.542%, 9/25/34(l)                                4,978,053        4,871,821
   Series 04-W A1
   4.677%, 11/25/34(l)                               4,160,000        4,194,613
                                                                 --------------
                                                                    102,446,706
                                                                 --------------
Total Asset-Backed Securities                                       109,859,820
                                                                 --------------
Government Securities (78.7%)
Agency CMO (10.7%)
Federal Home Loan Mortgage Corp.
   4.500%, 9/15/13                                   4,990,000        5,060,282
   5.000%, 6/15/14                                   4,241,768        4,293,067
   5.000%, 4/15/15                                   1,150,763        1,166,962
   4.500%, 12/15/15                                  6,700,000        6,665,953
   5.000%, 1/15/17 IO                                3,099,269          355,807
   4.500%, 10/15/17                                  4,305,000        4,228,673
   5.000%, 7/15/26 IO                                7,494,043          884,233
   4.500%, 10/15/26                                  2,445,000        2,462,786
   5.000%, 6/15/27                                  19,645,000       20,073,493
   5.000%, 8/15/27                                   7,708,800        7,840,631
   6.500%, 3/15/28                                   3,549,727        3,606,360
Federal National Mortgage Association
   5.000%, 12/25/26                                  7,958,333        8,097,616
   6.000%, 5/25/30                                   8,552,531        8,719,629
   5.000%, 3/25/32                                   7,424,500        7,357,574
   5.000%, 10/25/33                                  5,842,579        5,924,260
   6.500%, 9/25/42                                   2,567,430        2,713,452
   2.900%, 10/25/42                                  3,750,405        3,747,299
   6.500%, 1/25/44                                   4,215,363        4,427,259
                                                                 --------------
                                                                     97,625,336
                                                                 --------------
U.S. Government Agencies (8.9%)
Federal National Mortgage Association
   4.229%, 4/1/33(l)                                 2,171,753        2,201,027
   4.612%, 2/1/34(l)                                 5,735,192        5,836,625
   5.500%, 10/25/19 TBA                             19,500,000       20,145,938
   5.500%, 10/25/34 TBA                              9,060,000        9,178,913
   6.500%, 10/25/34 TBA                             39,205,000       41,116,244
Government National Mortgage Association
   9.000%, 12/15/09                                  2,514,191        2,708,787
                                                                 --------------
                                                                     81,187,534
                                                                 --------------

U.S. Treasuries (59.1%)
U.S. Treasury Bonds
   10.375%, 11/15/09^                               35,000,000       35,358,190
   7.500%, 11/15/16^                                12,500,000       16,063,962
U.S. Treasury Notes
   3.500%, 11/15/06^                                28,900,000       29,406,877
   3.250%, 8/15/07^                                 74,010,000       74,828,181
   3.000%, 11/15/07^                                31,000,000       31,090,830
   2.625%, 5/15/08^                                 40,000,000       39,414,080
   3.250%, 8/15/08^                                 20,000,000       20,094,540
   3.375%, 11/15/08^                                24,500,000       24,673,215
   3.250%, 1/15/09^                                 47,160,000       47,182,118
   3.000%, 2/15/09^                                 41,000,000       40,588,401
   3.875%, 5/15/09^                                 21,140,000       21,653,639
   5.750%, 8/15/10^                                 18,000,000       20,066,490
   5.000%, 2/15/11^                                 21,000,000       22,577,457
   4.875%, 2/15/12^                                 25,750,000       27,441,852
   4.250%, 8/15/13^                                 18,240,000       18,512,889
   4.000%, 2/15/14^                                 27,000,000       26,791,182
   4.750%, 5/15/14^                                 40,415,000       42,423,140
                                                                 --------------
                                                                    538,167,043
                                                                 --------------
Total Government Securities                                         716,979,913
                                                                 --------------
Total Long-Term Debt Securities (90.8%)
   (Cost $828,818,312)                                              826,839,733
                                                                 --------------
SHORT-TERM DEBT SECURITIES:
Repurchase Agreements (13.2%)
Goldman Sachs Group, Inc.
   1.75% dated 9/30/04 due 10/1/04 to be
   repurchased at $60,002,917, collateralized
   by $66,344,000 of Federal National Mortgage
   Association, 5.00% due 3/1/34                    60,000,000       60,000,000
Morgan Stanley
   1.80% dated 9/30/04 due 10/1/04 to be
   repurchased at $60,003,000, collateralized
   by $11,225,000 of Federal National Mortgage
   Association (Discount Notes) due 10/6/04         60,000,000       60,000,000
                                                                 --------------
                                                                    120,000,000
                                                                 --------------
Short-Term Investments of Cash Collateral for
   Securities Loaned (9.6%)
Allstate Life Insurance Co.
   1.844%, 3/1/05 (l)                               12,143,000       12,143,000
CIT Group Holdings
   1.758%, 2/14/05 (l)                               7,508,400        7,508,400
General Electric Capital Corp.
   1.69%, 2/3/06 (l)                                14,973,860       14,973,860
Giro Balanced Funding Corp.
   1.763%, 10/15/04                                  4,992,911        4,992,911
Goldman Sachs Group LP
   2.055%, 12/8/04 (l)                               4,000,000        4,000,000
Household Finance Corp.
   1.831%, 10/7/04                                   4,996,187        4,996,187
Landesbank Baden-Wuerttemberg London
   1.49%, 11/10/04                                  10,999,492       10,999,492
Lehman Brothers, Inc.
   1.895%, 10/1/04                                   7,935,490        7,935,490
Merrill Lynch & Co., Inc.
   1.736%, 5/5/06 (l)                               10,000,000       10,000,000
Westdeutsche Landesbank NY

   1.840%, 6/22/05 (l)                               9,998,125        9,998,125
                                                                 --------------
                                                                     87,547,465
                                                                 --------------
Time Deposit (3.2%)
JPMorgan Chase Nassau,
   1.26%, 10/1/04                                   29,056,096       29,056,096
                                                                 --------------
Total Short-Term Debt Securities (26.0%)
   (Amortized Cost $236,603,561)                                    236,603,561
                                                                 --------------
Total Investments (116.8%)
   (Cost/Amortized Cost $1,065,421,873)                           1,063,443,294
Other Assets Less Liabilities (-16.8%)                             (152,712,156)
                                                                 --------------
Net Assets (100%)                                                $  910,731,138
                                                                 ==============

----------
^    All, or a portion of security out on loan (See Note 1).
(S) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2004, the market value of these securities amounted to $26,877,111 or 2.95% of net assets.
(l)  Floating Rate Security. Rate disclosed is as of September 30, 2004.

     Glossary:
     CMO - Collateralized Mortgage Obligation
     IO - Interest only
     TBA - Security is subject to delayed delivery.

Investment security transactions for the nine months ended September 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities                   $1,280,562,657
U.S. Government securities                                          412,116,636
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities                    1,452,271,303
U.S. Government securities                                          364,528,528

As of September 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation                          $    5,527,393
Aggregate gross unrealized depreciation                              (7,868,278)
                                                                 --------------
Net unrealized depreciation                                      $   (2,340,885)
                                                                 ==============

Federal income tax cost of investments                           $1,065,784,179
                                                                 ==============

At September 30, 2004, the Portfolio had loaned securites with a total value of $444,629,469. This was secured by collateral of $453,602,838 of which $87,547,465 was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $366,055,373 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio's assets and liabilities.

                     See Notes to Portfolio of Investments.

EQ ADVISORS TRUST
EQ/ALLIANCE INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2004 (Unaudited)

                                                    Number of         Value
                                                      Shares        (Note 1)
                                                   -----------   --------------
COMMON STOCKS:
Australia (1.1%)
BlueScope Steel Ltd.^                                  578,000   $    3,642,467
Orica Ltd.                                             298,300        3,738,073
Qantas Airways Ltd.                                    451,200        1,127,552
Rinker Group Ltd.                                    1,475,279        9,222,177
                                                                 --------------
                                                                     17,730,269
                                                                 --------------
Austria (0.6%)
OMV AG                                                  45,500       10,482,790
                                                                 --------------
Belgium (1.5%)
Agfa Gevaert N.V.                                       36,200        1,049,825
Delhaize Group^                                        217,800       13,836,464
KBC Bancassurance Holding                              137,135        8,924,855
                                                                 --------------
                                                                     23,811,144
                                                                 --------------
Canada (2.6%)
Alcan, Inc.                                            209,100        9,996,089
Bank of Nova Scotia                                    525,200       15,334,155
Magna International, Inc., Class A^                     59,776        4,424,808
Manulife Financial Corp.                               291,000       12,738,651
                                                                 --------------
                                                                     42,493,703
                                                                 --------------
Denmark (0.3%)
Danske Bank A/S                                        184,600        4,852,544
                                                                 --------------
Finland (0.4%)
Nokia OYJ                                              448,934        6,177,942
                                                                 --------------
France (10.1%)
Assurances Generales de France^                        322,600       20,213,761
BNP Paribas S.A.                                       278,890       18,011,831
Credit Agricole S.A.^                                  174,643        4,763,269
Essilor International S.A.                             133,350        8,570,871
France Telecom S.A.                                    455,466       11,347,717
LVMH Moet Hennessy Louis Vuitton S.A.                   90,999        6,074,866
Renault S.A.                                           126,900       10,378,605
Sanofi-Aventis^                                        304,541       22,089,211
Schneider Electric S.A.                                146,350        9,460,957
Societe Generale                                       155,900       13,795,980
Total S.A.                                             194,775       39,673,331
                                                                 --------------
                                                                    164,380,399
                                                                 --------------
Germany (6.7%)
Altana AG^                                             182,044       10,604,026
AMB Generali Holding AG^                                68,500        4,830,672
Continental AG                                         288,000       15,631,315
E.On AG                                                142,400       10,479,002
Epcos AG*                                              134,700        2,041,028
Hannover Rueckversicherungs AG (Registered)            119,070        3,852,403
HeidelbergCement AG                                    157,933        7,385,152
MAN AG                                                 182,900        6,246,950
Merck KGaA                                              91,175        5,152,390
Porsche AG (Non-Voting)                                 15,916       10,304,887
SAP AG                                                 156,471       24,389,291
Siemens AG                                              47,900        3,510,016
Volkswagen AG                                          118,000        4,532,977
Volkswagen AG (Non-Voting)                              11,210          305,606
                                                                 --------------
                                                                    109,265,715
                                                                 --------------

Hong Kong (1.0%)
Esprit Holdings Ltd.                                 3,100,000       15,742,397
                                                                 --------------
Ireland (2.2%)
Allied Irish Banks plc                                 548,422        9,134,096
CRH plc                                                820,745       19,469,877
Depfa Bank plc                                         583,000        7,928,741
                                                                 --------------
                                                                     36,532,714
                                                                 --------------
Israel (0.6%)
Teva Pharmaceutical Industries Ltd. (ADR)^             394,600       10,239,870
                                                                 --------------
Italy (2.9%)
Banca Intesa S.p.A.                                  1,139,315        4,329,989
ENI S.p.A.                                           1,809,625       40,545,880
UniCredito Italiano S.p.A.                             409,000        2,062,391
                                                                 --------------
                                                                     46,938,260
                                                                 --------------
Japan (21.3%)
Advantest Corp.^                                        34,700        2,062,197
Aeon Credit Service Co., Ltd.                           64,600        3,680,878
Aiful Corp.                                             63,900        6,267,377
Bridgestone Corp.                                      535,000        9,926,734
Canon, Inc.                                            843,000       39,620,198
Daikin Industries Ltd.                                 162,000        3,917,162
Daiwa House Industry Co., Ltd.                         640,000        6,253,958
Denso Corp.^                                           743,500       17,573,084
Eisai Co., Ltd.^                                       439,000       11,949,372
Hitachi Ltd.                                         1,348,000        8,145,606
Honda Motor Co., Ltd.^                                 424,700       20,577,036
Hoya Corp.^                                            253,800       26,597,015
Ito-Yokado Co., Ltd.                                   169,000        5,796,126
Itochu Corp.*^                                       1,381,000        5,889,126
Japan Tobacco, Inc.^                                       300        2,509,640
JFE Holdings, Inc.                                     453,900       12,931,507
Keyence Corp.                                           59,400       12,492,782
Mitsubishi Corp.^                                    1,672,000       18,067,886
Mitsubishi Tokyo Financial Group, Inc.                     764        6,370,421
Nippon Meat Packers, Inc.^                             637,000        8,519,149
Nissan Motor Co., Ltd.^                              1,370,100       14,917,389
Nitto Denko Corp.                                      178,500        8,211,178
Oji Paper Co., Ltd.^                                   295,000        1,667,513
Promise Co., Ltd.                                      176,900       11,572,372
Ricoh Co., Ltd.                                        558,000       10,505,376
Sammy Corp.^                                           108,000        5,291,476
Secom Co., Ltd.                                            100            3,475
Sony Corp.^                                             61,000        2,081,023
Sumitomo Mitsui Financial Group, Inc.^                   2,505       14,318,831
Takeda Pharmaceutical Co., Ltd.^                       120,000        5,443,905
Tanabe Seiyaku Co., Ltd.^                              448,000        3,987,552
Tohoku Electric Power Co., Inc.^                       319,100        5,263,565
Tokyo Electric Power Co., Inc.^                        131,000        2,816,949
Toyota Motor Corp.                                     458,600       17,559,243
UFJ Holdings, Inc.*                                      2,416       10,587,742
Uny Co., Ltd.                                          446,000        4,584,839
                                                                 --------------
                                                                    347,959,682
                                                                 --------------
Luxembourg (1.5%)
Arcelor^                                             1,324,269       24,473,762
                                                                 --------------
Mexico (1.0%)
America Movil S.A. de C.V. (ADR)^                      339,300       13,242,879
Grupo Televisa S.A. (ADR)                               48,200        2,541,586
                                                                 --------------
                                                                     15,784,465
                                                                 --------------
Netherlands (2.0%)
ABN Amro Holdings N.V.                                 364,215        8,273,573

DSM N.V.                                                53,100        2,769,909
ING Groep N.V. (CVA)                                   575,566       14,525,812
Royal Dutch Petroleum Co.                              139,600        7,190,201
                                                                 --------------
                                                                     32,759,495
                                                                 --------------
Russia (0.4%)
Mobile Telesystems (ADR)^                               44,700        6,481,053
                                                                 --------------
Singapore (1.0%)
Flextronics International Ltd.*                        579,900        7,683,675
Singapore Telecommunications Ltd.                    6,776,785        9,418,910
                                                                 --------------
                                                                     17,102,585
                                                                 --------------
South Korea (0.9%)
Samsung Electronics Co., Ltd. (GDR)(S)                  78,364       15,516,072
                                                                 --------------
Spain (3.3%)
Altadis S.A.                                            65,000        2,212,002
Banco Bilbao Vizcaya Argentaria S.A.^                  937,263       12,898,013
Banco Santander Central Hispano S.A.^                  625,000        6,101,325
Endesa S.A.^                                           311,400        5,929,012
Inditex S.A.^                                          403,005        9,960,591
Repsol YPF S.A.^                                       579,500       12,724,985
Telefonica S.A.                                        279,398        4,181,498
                                                                 --------------
                                                                     54,007,426
                                                                 --------------
Sweden (2.1%)
Svenska Cellulosa AB, Class B                          269,700       10,483,929
Telefonaktiebolaget LM Ericsson, Class B*^           7,699,454       23,901,495
                                                                 --------------
                                                                     34,385,424
                                                                 --------------
Switzerland (8.2%)
Alcon, Inc.                                            114,900        9,214,980
Credit Suisse Group*                                   380,800       12,152,543
Givaudan S.A. (Registered)^                              9,090        5,525,194
Nestle S.A. (Registered)                                 9,000        2,061,344
Nobel Biocare Holding AG                                51,344        7,966,605
Novartis AG (Registered)                               668,212       31,144,342
Roche Holding AG                                       253,502       26,188,643
Swiss Reinsurance (Registered)                         114,106        6,565,641
UBS AG (Registered)                                    273,510       19,253,246
Xstrata plc                                            893,600       14,690,571
                                                                 --------------
                                                                    134,763,109
                                                                 --------------
United Kingdom (25.9%)
Abbey National plc                                     443,200        4,491,158
AstraZeneca plc                                        280,168       11,483,052
Aviva plc                                            1,129,300       11,188,298
Barclays plc                                           690,000        6,617,524
BHP Billiton plc                                       723,711        7,615,273
BP plc                                               2,228,036       21,267,442
British American Tobacco plc                           587,100        8,509,718
Capita Group plc                                     1,245,353        7,414,109
Carnival plc                                           454,022       22,322,207
Enterprise Inns plc                                    557,763        5,753,010
GlaxoSmithKline plc                                    570,200       12,288,802
GUS plc                                              1,023,842       16,674,240
Hilton Group plc                                     2,085,131       10,442,189
HSBC Holdings plc                                    1,996,482       31,683,678
Intercontinental Hotels Group plc                      813,898        9,256,480
Legal & General Group plc                            1,851,621        3,325,471
Lloyds TSB Group plc                                   692,800        5,409,527
Man Group plc                                          240,998        5,185,204
Pearson plc                                            314,500        3,363,402
Persimmon plc                                          611,200        7,316,170
Punch Taverns plc                                      132,000        1,203,857
Reckitt Benckiser plc                                  823,054       20,165,899
RMC Group plc                                          255,000        3,919,893

Royal & Sun Alliance Insurance Group plc               614,400          794,928
Royal Bank of Scotland Group plc                     1,350,870       39,013,691
SABMiller plc                                          597,000        7,880,798
Sainsbury (J) plc                                    1,169,000        5,388,890
Shell Transport & Trading Co. plc (Registered)       1,418,454       10,408,226
Signet Group plc                                     1,700,000        3,522,289
Smith & Nephew plc                                   1,346,581       12,378,465
Standard Chartered plc                               1,248,143       21,422,605
Tesco plc                                            5,960,628       30,767,221
Trinity Mirror plc                                     281,500        3,351,775
Vodafone Group plc                                  14,226,695       34,046,330
Whitbread plc                                          657,190        9,799,158
Wimpey (George) plc                                  1,003,383        7,299,000
                                                                 --------------
                                                                    422,969,979
                                                                 --------------
Total Common Stocks (97.6%)
   (Cost $1,334,073,333)                                          1,594,850,799
                                                                 --------------

                                                    Number of
                                                     Warrants
                                                   -----------
WARRANTS:
Netherlands (0.3%)
ABN Amro Bank, expiring 1/12/05*
   (Cost $5,962,927)                                 3,730,685        4,756,623
                                                                 --------------

                                                    Principal
                                                      Amount
                                                   -----------
SHORT-TERM DEBT SECURITIES:
Short-Term Investments of Cash Collateral
   for Securities Loaned (12.0%)
Barclays Bank plc NY
   1.865%, 6/1/05 (l)                              $ 5,497,310        5,497,310
Bayerische Landesbank NY
   1.830%, 10/31/05 (l)                             25,000,000       25,000,000
BNP Paribas NY
   1.833%, 10/11/05 (l)                             15,013,573       15,013,573
Cantor Fitzgerald Securities
   1.95%, 10/1/04                                   35,000,000       35,000,000
Deutsche Bank AG
   1.991%, 2/22/05 (l)                               5,001,356        5,001,356
General Electric Capital Corp.
   1.979%, 5/12/06 (l)                               5,021,489        5,021,489
General Electric Co.
   1.647%, 10/24/05 (l)                              5,003,871        5,003,871
Goldman Sachs Group LP
   2.055%, 12/8/04 (l)                              12,500,000       12,500,000
Household Finance Corp.
   1.831%, 10/7/04                                   5,995,425        5,995,425
ING U.S. Funding LLC
   1.810%, 11/19/04                                 10,000,000       10,000,000
Lehman Brothers, Inc.
   1.895%, 10/1/04                                  17,794,774       17,794,774
Merrill Lynch & Co.
   1.736%, 5/5/06 (l)                               20,000,000       20,000,000
New York Life Insurance Co.
   1.760%, 12/31/04 (l)                             15,000,000       15,000,000
Wachovia Bank N.A.
   1.940%, 11/15/04 (l)                             10,002,215       10,002,215
Westdeutsche Landesbank NY
   1.840%, 6/22/05 (l)                               9,998,125        9,998,125
                                                                 --------------
                                                                    196,828,138
                                                                 --------------
Time Deposit (0.6%)
JPMorgan Chase Nassau,
   1.26%, 10/1/04                                   10,299,470       10,299,470
                                                                 --------------
Total Short-Term Debt Securities (12.6%)
   (Amortized Cost $207,127,608)                                    207,127,608
                                                                 --------------

Total Investments (110.5%)
   (Cost/Amortized Cost $1,547,163,868)                           1,806,735,030
Other Assets Less Liabilities (-10.5%)                             (171,943,738)
                                                                 --------------
Net Assets (100%)                                                $1,634,791,292
                                                                 ==============
Market Sector Diversification
As a Percentage of Total Equity Investments
Consumer Discretionary                                    17.2%
Consumer Staples                                           7.0
Energy                                                     8.9
Financials                                                24.9
Health Care                                               11.8
Industrials                                                3.5
Information Technology                                    11.2
Materials                                                  9.1
Telecommunication Services                                 4.9
Utilities                                                  1.5
                                                   -----------
                                                         100.0%
                                                   ===========

----------
*    Non-income producing.
^    All, or a portion of security out on loan (See Note 1).
(S) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2004, the market value of these securities amounted to $15,516,072 or 0.95% of net assets.

(l)  Floating Rate Security. Rate disclosed is as of September 30, 2004.

     Glossary:
     ADR - American Depositary Receipt
     CVA - Dutch Certification
     GDR - Global Depositary Receipt

At September 30, 2004, the Portfolio had the following futures contracts open:
(Note 1)

              Number of    Expiration     Original      Value at     Unrealized
Purchases:    Contracts       Date         Value        9/30/04     Appreciation
-----------   ---------   -----------   -----------   -----------   ------------
TOPIX Index      100      December-04   $10,351,669   $10,003,176     $348,493

Investment security transactions for the nine months ended September 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities                     $777,271,889
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities                      761,078,943

As of September 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation                          $  251,520,501
Aggregate gross unrealized depreciaton                              (20,693,327)
                                                                 --------------
Net unrealized appreciation                                      $  230,827,174
                                                                 ==============

Federal income tax cost of investments                           $1,575,907,856
                                                                 ==============

At September 30, 2004, the Portfolio had loaned securites with a total value of $188,544,220. This was secured by collateral of $196,828,138 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the nine months ended September 30, 2004, the Portfolio incurred approximately $25,068 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $512,432,906, of which $123,523,367 expires in the year 2008, $281,288,236 expires in the year 2009,
$69,873,368 expires in the year 2010, and $37,747,935 expires in the year 2011.

Included in the capital loss carryforward amounts above are $35,391,471 of losses acquired from EQ/International Equity Index Portfolio as a result of a tax-free reorganization that occured during the year ended 2003, and $396,478,116 of losses acquired from EQ/Alliance Global Portfolio as a result of a tax-free reorganization that occurred during the year ended 2002. Certain capital loss carryforwards may be subject to limitations on use persuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

                     See Notes to Portfolio of Investments.

EQ ADVISORS TRUST
EQ/ALLIANCE PREMIER GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2004 (Unaudited)

                                                     Number of        Value
                                                       Shares       (Note 1)
                                                     ---------   --------------
COMMON STOCKS:
Consumer Discretionary (17.8%)
Hotels, Restaurants & Leisure (1.9%)
Carnival Corp.                                         232,400   $   10,990,196
Starbucks Corp.*                                       207,500        9,432,950
                                                                 --------------
                                                                     20,423,146
                                                                 --------------
Household Durables (0.8%)
D.R. Horton, Inc.                                       65,500        2,168,705
Pulte Homes, Inc.^                                     106,100        6,511,357
                                                                 --------------
                                                                      8,680,062
                                                                 --------------
Internet & Catalog Retail (5.1%)
Amazon.com, Inc.*^                                     195,400        7,984,044
eBay, Inc.*                                            502,158       46,168,406
                                                                 --------------
                                                                     54,152,450
                                                                 --------------
Media (2.2%)
E.W. Scripps Co., Class A                              381,600       18,232,848
Univision Communications, Inc., Class A*^              179,800        5,683,478
                                                                 --------------
                                                                     23,916,326
                                                                 --------------
Multiline Retail (1.6%)
Target Corp.                                           367,700       16,638,425
                                                                 --------------
Specialty Retail (6.2%)
Bed Bath & Beyond, Inc.*                               559,500       20,763,045
Lowe's Cos., Inc.                                      825,403       44,860,653
                                                                 --------------
                                                                     65,623,698
                                                                 --------------
Total Consumer Discretionary                                        189,434,107
                                                                 --------------
Consumer Staples (4.6%)
Food & Staples Retailing (1.3%)
Wal-Mart Stores, Inc.                                  266,000       14,151,200
                                                                 --------------
Household Products (1.2%)
Procter & Gamble Co.                                   232,200       12,566,664
                                                                 --------------
Personal Products (2.1%)
Avon Products, Inc.                                    495,198       21,630,249
                                                                 --------------
Total Consumer Staples                                               48,348,113
                                                                 --------------
Energy (1.9%)
Energy Equipment & Services (1.9%)
Nabors Industries Ltd.*                                415,000       19,650,250
                                                                 --------------
Financials (14.4%)
Capital Markets (1.9%)
Franklin Resources, Inc.                               104,200        5,810,192
Merrill Lynch & Co., Inc.                              299,400       14,886,168
                                                                 --------------
                                                                     20,696,360
                                                                 --------------
Consumer Finance (2.5%)
MBNA Corp.                                           1,056,100       26,613,720
                                                                 --------------
Diversified Financial Services (3.9%)
Citigroup, Inc.                                        490,999       21,662,876

JPMorgan Chase & Co.                                   509,600       20,246,408
                                                                 --------------
                                                                     41,909,284
                                                                 --------------
Insurance (6.1%)
American International Group, Inc.                     617,199       41,963,360
Progressive Corp.                                      265,601       22,509,685
                                                                 --------------
                                                                     64,473,045
                                                                 --------------
Total Financials                                                    153,692,409
                                                                 --------------
Health Care (21.5%)
Biotechnology (2.9%)
Amgen, Inc.*                                           501,401       28,419,409
Cephalon, Inc.*^                                        59,200        2,835,680
                                                                 --------------
                                                                     31,255,089
                                                                 --------------
Health Care Equipment & Supplies (6.8%)
Alcon, Inc.                                            194,300       15,582,860
Boston Scientific Corp.*                               612,600       24,338,598
St. Jude Medical, Inc.*                                274,900       20,691,723
Zimmer Holdings, Inc.*                                 148,600       11,745,344
                                                                 --------------
                                                                     72,358,525
                                                                 --------------
Health Care Providers & Services (6.1%)
Caremark Rx, Inc.*                                      79,900        2,562,393
UnitedHealth Group, Inc.                               542,360       39,993,626
WellPoint Health Networks, Inc.*                       210,600       22,131,954
                                                                 --------------
                                                                     64,687,973
                                                                 --------------
Pharmaceuticals (5.7%)
Forest Laboratories, Inc.*                             274,000       12,324,520
Pfizer, Inc.                                         1,059,200       32,411,520
Teva Pharmaceutical Industries Ltd. (ADR)^             623,400       16,177,230
                                                                 --------------
                                                                     60,913,270
                                                                 --------------
Total Health Care                                                   229,214,857
                                                                 --------------
Industrials (2.6%)
Industrial Conglomerates (2.6%)
General Electric Co.                                   824,300       27,679,994
                                                                 --------------
Information Technology (36.5%)
Communications Equipment (9.1%)
Cisco Systems, Inc.*                                 1,062,700       19,234,870
Corning, Inc.*                                       1,894,300       20,988,844
Juniper Networks, Inc.*                              1,159,400       27,361,840
QUALCOMM, Inc.                                         759,000       29,631,360
                                                                 --------------
                                                                     97,216,914
                                                                 --------------
Computers & Peripherals (6.0%)
Apple Computer, Inc.*                                   84,100        3,258,875
Dell, Inc.*                                          1,205,302       42,908,751
EMC Corp.*                                           1,444,500       16,669,530
Network Appliance, Inc.*^                               60,300        1,386,900
                                                                 --------------
                                                                     64,224,056
                                                                 --------------
Internet Software & Services (5.3%)
Yahoo!, Inc.*                                        1,652,400       56,032,884
                                                                 --------------
Semiconductors & Semiconductor Equipment (7.9%)
Applied Materials, Inc.*                               654,800       10,797,652
Broadcom Corp., Class A*                               555,400       15,156,866
Intel Corp.                                          1,051,700       21,097,102
Marvell Technology Group Ltd.*                         680,200       17,773,626
Maxim Integrated Products, Inc.                        126,172        5,335,814
Taiwan Semiconductor Manufacturing Co., Ltd.
   (ADR)^                                            1,983,398       14,161,461
                                                                 --------------
                                                                     84,322,521
                                                                 --------------

Software (8.2%)
Electronic Arts, Inc.*                                 699,000       32,147,010
Microsoft Corp.                                        990,841       27,396,754
Symantec Corp.*                                        495,800       27,209,504
                                                                 --------------
                                                                     86,753,268
                                                                 --------------
Total Information Technology                                        388,549,643
                                                                 --------------
Total Common Stocks (99.3%)
   (Cost $984,561,173)                                            1,056,569,373
                                                                 --------------

                                                    Principal
                                                      Amount
                                                   -----------
SHORT-TERM DEBT SECURITIES:
Short-Term Investments of Cash Collateral for
   Securities Loaned (3.5%)
Lehman Brothers, Inc.
   1.895%, 10/1/04                                 $24,455,248       24,455,248
Morgan Stanley & Co.
   2.055%, 9/30/05 (l)                               3,000,000        3,000,000
Nomura Securities
   1.945%, 10/1/04                                  10,000,000       10,000,000
                                                                 --------------
                                                                     37,455,248
                                                                 --------------
Time Deposit (1.0%)
JPMorgan Chase Nassau,
   1.26%, 10/1/04                                   10,596,760       10,596,760
                                                                 --------------
Total Short-Term Debt Securities (4.5%)
   (Amortized Cost $48,052,008)                                      48,052,008
                                                                 --------------
Total Investments (103.8%)
   (Cost/Amortized Cost $1,032,613,181)                           1,104,621,381
Other Assets Less Liabilities (-3.8%)                               (40,368,676)
                                                                 --------------
Net Assets (100%)                                                $1,064,252,705
                                                                 ==============

----------
*    Non-income producing.
^    All, or a portion of security out on loan (See Note 1).
(l)  Floating Rate Security. Rate disclosed is as of September 30, 2004.

     Glossary:
     ADR - American Depositary Receipt

Investment security transactions for the nine months ended September 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities                   $  618,704,449
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities                      613,726,572

As of September 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation                          $  103,295,942
Aggregate gross unrealized depreciation                             (43,012,433)
                                                                 --------------
Net unrealized appreciation                                      $   60,283,509
                                                                 ==============

Federal income tax cost of investments                           $1,044,337,872
                                                                 ==============

At September 30, 2004, the Portfolio had loaned securities with a total value $36,634,451. This was secured by collateral of $37,455,248 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $736,744,308 of which $374,280,081 expires in the year 2009, $258,581,589 expires in the year 2010, and $103,882,638 expires in the year 2011.

For the nine months ended September 30, 2004, the Portfolio incurred approximately $42,422 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

                     See Notes to Portfolio of Investments.

EQ ADVISORS TRUST
EQ/ALLIANCE QUALITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2004 (Unaudited)

                                                   Principal          Value
                                                    Amount          (Note 1)
                                                --------------   --------------
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (8.0%)
Asset Backed Securities (3.4%)
Ameriquest Mortgage Securities, Inc.,
   Series 04-R4 A2
   1.950%, 6/25/34(l)                           $    5,204,670   $    5,204,320
Centex Home Equity,
   Series 03-C AV
   2.140%, 9/25/33(l)                                3,853,177        3,857,138
Equity One ABS, Inc.,
   Series 04-3 AF1
   2.000%, 7/25/34(l)                                4,268,318        4,269,018
Ford Credit Floorplan Master Owner Trust,
   Series 04-1 A
   1.800%, 7/25/09(l)                                6,325,000        6,326,526
Lehman Manufactured Housing Trust,
   Series 98-1
   0.811%, 7/15/28 IO (l)                                2,909               83
Long Beach Mortgage Loan Trust,
   Series 04-4 2A2
   1.876%, 10/25/34(l)                              11,530,000       11,528,201
Merrill Lynch Mortgage Investors, Inc.,
   Series 04-SL1 A
   2.100%, 4/25/35(l)                                2,548,754        2,548,753
RAAC,
   Series 04-SP1 AI1
   2.020%, 6/25/13(l)                                2,905,532        2,906,196
Residential Asset Mortgage Products, Inc.,
   Series 04-RS2 AI1
   1.970%, 1/25/24(l)                                2,673,066        2,672,869
   Series 04-RS6 AI1
   1.990%, 8/25/22(l)                                2,920,794        2,920,793
   Series 04-RS7 AI1
   2.010%, 8/25/22(l)                                  117,967          117,967
Residential Asset Securities Corp.,
   Series 02-KS7 A2
   2.210%, 11/25/32(l)                               4,891,442        4,901,293
   Series 03-KS3 A2
   2.140%, 5/25/33(l)                                5,507,940        5,514,946
   Series 04-KS7 AI1
   1.990%, 10/25/21(l)                               3,408,925        3,409,207
   Series 04-KS8 AII1
   1.760%, 8/25/13(l)                                7,345,754        7,341,163
Residential Funding Mortgage Securities II,
   Series 04-HS2 AI1
   1.990%, 12/25/18(l)                               3,890,151        3,890,439
                                                                 --------------
                                                                     67,408,912
                                                                 --------------
Non-Agency (4.6%)
Banc of America Commercial Mortgage, Inc.,
   Series 04-1 A4
   4.760%, 11/10/39^                                 8,780,000        8,809,495
   Series 04-3 A5
   5.484%, 6/10/39(1)                                9,465,000        9,961,388
   Series 04-4 A3
   4.128%, 7/10/42                                   6,190,000        6,221,104

Countrywide Home Loan Mortgage Pass
   Through Trust,
   Series 03-49 A1
   1.642%, 12/19/33(l)                               2,999,555        2,977,803
Credit Suisse First Boston Mortgage
   Securities,
   Series 03-CK2 A2
   3.861%, 3/15/36                                   5,425,000        5,451,637
Deutsche Mortgage Securities, Inc.,
   Series 04-4 1A1
   2.050%, 4/25/34(l)                                3,290,418        3,292,684
GE Capital Commercial Mortgage Corp.,
   Series 04-C3 A4
   5.189%, 7/10/39(l)                                6,645,000        6,856,260
Greenwich Capital Commercial Funding Corp.,
   Series 03-C1 A4
   4.111%, 7/5/35                                    6,385,000        6,157,758
   Series 03-C2 A3
   4.533%, 1/5/36                                    8,390,000        8,474,527
GS Mortgage Securities Corp. II,
   Series 04-GG2 A6
   5.396%, 8/10/38(l)^                               9,600,000       10,063,609
Merrill Lynch Mortgage Trust,
   Series 04-KEY2 A2
   4.166%, 8/12/39                                   5,130,000        5,146,467
Morgan Stanley Capital I,
   Series 03-IQ6 A4
   4.970%, 12/15/41                                  4,635,000        4,710,482
   Series 04-IQ8 A5
   5.110%, 6/15/40(l)^                               6,370,000        6,512,397
Washington Mutual, Inc.,
   Series 04-AR10 A2C
   2.100%, 7/25/44(l)                                5,384,520        5,391,673
                                                                 --------------
                                                                     90,027,284
                                                                 --------------
Total Asset-Backed Securities                                       157,436,196
                                                                 --------------
Consumer Discretionary (2.9%)
Automobiles (0.8%)
Ford Motor Co.
   6.375%, 2/1/29                                    1,110,000          975,598
   7.450%, 7/16/31                                   1,495,000        1,465,893
Ford Motor Credit Co.
   7.375%, 2/1/11                                    6,285,000        6,835,013
   7.000%, 10/1/13^                                  1,775,000        1,876,686
General Motors Corp.
   8.375%, 7/15/33^                                  4,570,000        4,852,298
                                                                 --------------
                                                                     16,005,488
                                                                 --------------
Household Durables (0.1%)
Fortune Brands, Inc.
   2.875%, 12/1/06                                   2,050,000        2,042,501
                                                                 --------------
Media (2.0%)
British Sky Broadcasting plc
   6.875%, 2/23/09                                   1,260,000        1,392,523
Comcast Cable Communications Holdings, Inc.
   9.455%, 11/15/22                                  2,600,000        3,484,876
Comcast Cable Communications, Inc.
   6.875%, 6/15/09^                                  7,625,000        8,474,944
Comcast Corp.
   7.050%, 3/15/33^                                  1,790,000        1,963,712
COX Communications, Inc.
   4.625%, 6/1/13^                                   3,200,000        2,950,819
News America, Inc.
   6.550%, 3/15/33^                                  4,340,000        4,595,904
Time Warner Entertainment Co. LP
   8.375%, 3/15/23                                   7,995,000        9,561,892

Time Warner, Inc.
   7.700%, 5/1/32                                    4,440,000        5,162,819
WPP Finance UK Corp.
   5.875%, 6/15/14(S)^                               2,445,000        2,505,604
                                                                 --------------
                                                                     40,093,093
                                                                 --------------
Total Consumer Discretionary                                         58,141,082
                                                                 --------------
Consumer Staples (0.5%)
Food & Staples Retailing (0.3%)
Albertson's, Inc.
   7.450%, 8/1/29^                                   2,580,000        2,931,886
Safeway, Inc.
   4.950%, 8/16/10^                                  3,240,000        3,289,582
                                                                 --------------
                                                                      6,221,468
                                                                 --------------
Food Products (0.2%)
Kraft Foods, Inc.
   5.250%, 10/1/13^                                  4,160,000        4,237,551
                                                                 --------------
Total Consumer Staples                                               10,459,019
                                                                 --------------
Energy (0.8%)
Oil & Gas (0.8%)
Amerada Hess Corp.
   7.875%, 10/1/29^                                  3,410,000        3,943,317
   7.125%, 3/15/33^                                  3,455,000        3,709,609
Conoco, Inc.
   6.950%, 4/15/29                                   2,920,000        3,369,120
Valero Energy Corp.
   7.500%, 4/15/32^                                  4,700,000        5,494,855
                                                                 --------------
Total Energy                                                         16,516,901
                                                                 --------------
Financials (8.1%)
Capital Markets (0.6%)
Goldman Sachs Capital I
   6.345%, 2/15/34^                                  3,780,000        3,791,915
Goldman Sachs Group, Inc.
   4.750%, 7/15/13                                   3,590,000        3,522,275
Morgan Stanley
   4.750%, 4/1/14                                    5,270,000        5,101,760
                                                                 --------------
                                                                     12,415,950
                                                                 --------------
Commercial Banks (1.7%)
Bank of America Corp.
   6.250%, 4/15/12                                   1,090,000        1,204,902
Barclays Bank plc
   7.375%, 6/29/49(l)(S)                                65,000           75,638
   8.550%, 9/29/49(l)(S)                             4,110,000        5,034,150
CBA Capital Trust I
   5.805%, 12/31/49(S)                               4,585,000        4,745,704
Mizuho Financial Group Cayman Ltd.
   5.790%, 4/15/14(S)                                2,520,000        2,599,957
   8.375%, 12/31/49                                  4,865,000        5,263,351
RBS Capital Trust I
   4.709%, 12/29/49(l)                               5,895,000        5,701,791
RBS Capital Trust III
   5.512%, 9/29/49(l)                                5,490,000        5,566,970
Suntrust Bank
   1.910%, 6/2/09(l)^                                3,395,000        3,386,646
                                                                 --------------
                                                                     33,579,109
                                                                 --------------
Consumer Finance (1.5%)
American General Finance Corp.
   4.625%, 5/15/09                                   5,865,000        6,022,129
Boeing Capital Corp.
   4.750%, 8/25/08                                     880,000          917,517
Capital One Bank
   6.500%, 6/13/13                                     425,000          464,749

Capital One Financial Corp.
   6.250%, 11/15/13                                  1,445,000        1,551,595
General Motors Acceptance Corp.
   5.625%, 5/15/09^                                  3,408,000        3,474,170
   6.875%, 9/15/11                                   3,890,000        4,080,699
Household Finance Corp.
   6.500%, 11/15/08                                  6,025,000        6,629,651
   7.000%, 5/15/12                                   2,340,000        2,677,987
MBNA Corp.
   4.625%, 9/15/08                                   3,695,000        3,779,361
                                                                 --------------
                                                                     29,597,858
                                                                 --------------
Diversified Financial Services (2.9%)
CIT Group, Inc.
   1.940%, 5/18/07(l)^                               2,360,000        2,360,248
Citigroup, Inc.
   2.000%, 6/9/09(l)                                 2,420,000        2,421,123
   5.000%, 9/15/14                                   3,458,000        3,462,302
Credit Suisse First Boston USA, Inc.
   5.500%, 8/15/13^                                  1,005,000        1,044,669
General Electric Capital Corp.
   1.979%, 6/22/07(l)^                              15,500,000       15,504,960
   6.750%, 3/15/32^                                  8,595,000        9,892,045
JPMorgan Chase & Co.
   6.750%, 2/1/11                                    5,970,000        6,716,584
Mangrove Bay Pass-Through Trust
   6.102%, 7/15/33(l)(S)                             6,965,000        7,088,211
Washington Mutual Financial Corp.
   6.875%, 5/15/11^                                  7,320,000        8,379,929
                                                                 --------------
                                                                     56,870,071
                                                                 --------------
Insurance (1.2%)
Assurant, Inc.
   5.625%, 2/15/14^                                  2,710,000        2,780,831
Berkshire Hathaway Finance Corp.
   4.200%, 12/15/10^                                 3,970,000        3,985,007
Liberty Mutual Group
   5.750%, 3/15/14(S)                                2,795,000        2,776,821
Metlife, Inc.
   5.000%, 11/24/13^                                 2,945,000        2,962,317
Royal & Sun Alliance Insurance Group plc
   8.950%, 10/15/29                                  2,605,000        3,240,805
Zurich Capital Trust I
   8.376%, 6/1/37(S)                                 6,100,000        6,961,472
                                                                 --------------
                                                                     22,707,253
                                                                 --------------
Thrifts & Mortgage Finance (0.2%)
Countrywide Home Loans, Inc.
   4.000%, 3/22/11                                   4,670,000        4,535,317
                                                                 --------------
Total Financials                                                    159,705,558
                                                                 --------------
Government Securities (68.3%)
Agency CMO (0.8%)
Federal National Mortgage Association
   5.000%, 4/25/14                                  14,635,642       14,844,778
                                                                 --------------
Foreign Governments (5.2%)
Bonos Y Obligacion del Estado
    3.600%, 1/31/09                             EUR 36,095,000       45,548,568
Bundesobligation
   3.250%, 4/17/09                                  31,120,000       38,701,015
United Mexican States
   4.625%, 10/8/08                              $    9,855,000        9,953,550
   7.500%, 1/14/12                                     770,000          869,715
   7.500%, 1/14/12                                   7,905,000        8,908,935
                                                                 --------------
                                                                    103,981,783
                                                                 --------------

U.S. Government Agencies (48.8%)
Federal Home Loan Bank
   3.750%, 8/18/09^                                 22,500,000       22,501,440
Federal Home Loan Mortgage Corp.
   3.750%, 8/3/07^                                  24,660,000       24,828,921
   6.000%, 11/5/04 TBA                              19,985,000       20,634,512
Federal National Mortgage Association
   3.250%, 6/28/06                                  49,155,000       49,253,949
   3.410%, 8/30/07                                  38,500,000       38,535,066
   5.250%, 8/1/12^                                  19,690,000       20,463,010
   6.000%, 2/1/17                                    8,418,450        8,830,390
   6.500%, 3/1/26                                       20,690           21,720
   6.500%, 5/1/26                                        9,022            9,471
   9.000%, 8/1/26                                       14,429           15,647
   6.500%, 1/1/28                                    1,188,571        1,247,768
   6.500%, 2/1/28                                      681,213          715,141
   6.500%, 3/1/28                                      151,294          158,829
   6.500%, 6/1/28                                       31,656           33,233
   6.500%, 7/1/28                                       35,866           37,653
   6.500%, 8/1/28                                       96,518          101,325
   6.500%, 9/1/28                                      430,730          452,184
   6.500%, 10/1/28                                     114,846          120,566
   6.500%, 11/1/28                                     164,172          172,348
   6.500%, 12/1/28                                      14,598           15,325
   6.500%, 1/1/29                                       79,041           82,978
   6.500%, 2/1/29                                    1,404,071        1,474,001
   6.500%, 3/1/29                                      239,312          251,232
   6.500%, 4/1/29                                      253,134          265,742
   6.500%, 5/1/29                                       89,809           94,282
   6.500%, 6/1/29                                      594,446          624,054
   6.500%, 7/1/29                                      567,440          595,702
   6.500%, 8/1/29                                      314,100          329,745
   6.500%, 9/1/29                                        5,967            6,264
   6.500%, 10/1/29                                       4,337            4,553
   6.500%, 11/1/29                                      50,447           52,960
   6.500%, 2/1/31                                        7,387            7,755
   6.500%, 5/1/31                                      827,250          868,452
   6.500%, 9/1/31                                      138,562          145,463
   6.500%, 10/1/31                                      47,985           50,375
   6.500%, 3/1/32                                      710,823          746,226
   6.500%, 8/1/32                                      174,816          183,522
   6.500%, 9/1/32                                      347,159          364,450
   6.500%, 11/1/32                                      28,197           29,601
   6.500%, 12/1/32                                      42,684           44,810
   6.500%, 5/1/33                                       44,261           46,465
   5.000%, 2/1/34                                   37,834,236       37,483,626
   4.500%, 10/25/19 TBA                             67,470,000       67,216,987
   5.500%, 10/25/19 TBA                             64,805,000       66,951,666
   5.000%, 10/25/34 TBA                             72,015,000       71,249,841
   5.500%, 10/25/34 TBA                            110,175,000      111,621,047
   6.500%, 10/25/34 TBA                            153,035,000      160,495,456
   6.000%, 11/25/34 TBA                            186,380,000      192,029,559

Government National Mortgage Association
   8.500%, 10/15/17                                      6,715            7,373
   8.500%, 11/15/17                                     24,022           26,377
   8.000%, 7/15/26                                       2,716            2,964
   5.000%, 10/15/34 TBA                             38,635,000       38,417,678
   6.000%, 10/15/34 TBA                             25,345,000       26,263,756
                                                                 --------------
                                                                    966,183,460
                                                                 --------------
U.S. Treasuries (13.5%)
U.S. Treasury Bonds
   8.750%, 5/15/17^                                 13,665,000       19,279,921
   5.375%, 2/15/31^                                 31,511,000       33,756,159

U.S. Treasury Notes
   2.500%, 9/30/06                                 117,305,000      117,052,794
   3.500%, 8/15/09^                                 97,170,000       97,758,365
                                                                 --------------
                                                                    267,847,239
                                                                 --------------
Total Government Securities                                       1,352,857,260
                                                                 --------------
Health Care (0.1%)
Health Care Providers & Services (0.1%)
Humana, Inc.
   6.300%, 8/1/18^                                   2,575,000        2,666,219
                                                                 --------------
Industrials (0.7%)
Commercial Services & Supplies (0.2%)
Waste Management, Inc.
   6.875%, 5/15/09                                   3,550,000        3,964,611
                                                                 --------------
Industrial Conglomerates (0.5%)
General Electric Co.
   5.000%, 2/1/13                                    3,800,000        3,908,076
Hutchison Whampoa International Ltd.
   7.450%, 11/24/33(S)^                              5,105,000        5,290,230
                                                                 --------------
                                                                      9,198,306
                                                                 --------------
Total Industrials                                                    13,162,917
                                                                 --------------
Information Technology (0.4%)
Computers & Peripherals (0.1%)
International Business Machines Corp.
   4.375%, 6/1/09^                                   1,215,000        1,240,675
                                                                 --------------
IT Services (0.3%)
Pershing Road Development Co. LLC
   2.190%, 9/1/26(l)(S)                              6,590,000        6,590,000
                                                                 --------------
Total Information Technology                                          7,830,675
                                                                 --------------
Materials (0.8%)
Containers & Packaging (0.1%)
Packaging Corp. of America
   5.750%, 8/1/13                                       50,000           51,600
Sealed Air Corp.
   5.625%, 7/15/13(S)                                1,940,000        1,994,592
                                                                 --------------
                                                                      2,046,192
                                                                 --------------
Paper & Forest Products (0.7%)
International Paper Co.
   5.300%, 4/1/15                                    3,675,000        3,654,541
Weyerhaeuser Co.
   7.375%, 3/15/32                                   8,330,000        9,558,584
                                                                 --------------
                                                                     13,213,125
                                                                 --------------
Total Materials                                                      15,259,317
                                                                 --------------
Telecommunication Services (2.9%)
Diversified Telecommunication Services (2.5%)
BellSouth Corp.
   4.200%, 9/15/09^                                  2,325,000        2,338,366
British Telecommunications plc
   8.875%, 12/15/30                                  2,565,000        3,369,651
Deutsche Telekom International Finance BV
   8.250%, 6/15/30                                   1,880,000        2,430,047
Koninklijke KPN N.V.
   8.000%, 10/1/10                                   2,265,000        2,693,477
SBC Communications, Inc.
   5.875%, 8/15/12^                                  1,155,000        1,234,730
   5.625%, 6/15/16                                     745,000          761,339
Sprint Capital Corp.
   8.750%, 3/15/32^                                  5,410,000        6,866,323
Telecom Italia Capital S.A.

   4.000%, 1/15/10(S)                                8,010,000        7,949,420
   6.375%, 11/15/33(S)^                              7,735,000        7,989,126
TELUS Corp.
   7.500%, 6/1/07^                                   4,040,000        4,430,090
Verizon Global Funding Corp.
   7.375%, 9/1/12^                                   8,735,000       10,200,340
                                                                 --------------
                                                                     50,262,909
                                                                 --------------
Wireless Telecommunication Services (0.4%)
AT&T Wireless Services, Inc.
   8.750%, 3/1/31                                    6,160,000        8,088,271
                                                                 --------------
Total Telecommunication Services                                     58,351,180
                                                                 --------------

Utilities (2.0%)
Electric Utilities (1.7%)
Carolina Power & Light Co.
   6.500%, 7/15/12                                   4,120,000        4,587,039
CenterPoint Energy, Inc.
   6.850%, 6/1/15                                      750,000          810,688
Consumers Energy Co.
   4.250%, 4/15/08                                   1,955,000        1,988,294
FirstEnergy Corp.
   7.375%, 11/15/31                                 11,235,000       12,617,939
Midamerican Energy Holdings Co.
   5.875%, 10/1/12                                   1,765,000        1,863,422
Pacific Gas & Electric Co.
   6.050%, 3/1/34                                    4,550,000        4,630,999
Public Service Co. of Colorado, Inc.
   7.875%, 10/1/12                                   1,925,000        2,345,518
TXU Australia Holdings Ltd.
   6.150%, 11/15/13(S)                               1,245,000        1,354,470
Union Electric Co.
   5.100%, 10/1/19^                                  1,290,000        1,284,777
Xcel Energy, Inc.
   7.000%, 12/1/10                                   2,390,000        2,702,884
                                                                 --------------
                                                                     34,186,030
                                                                 --------------
Gas Utilities (0.1%)
NiSource Finance Corp.
   7.875%, 11/15/10                                  2,205,000        2,605,732
                                                                 --------------

Multi-Utilities & Unregulated Power (0.2%)
Duke Capital LLC
   5.668%, 8/15/14                                   3,075,000        3,136,322
                                                                 --------------
Total Utilities                                                      39,928,084
                                                                 --------------
Total Long-Term Debt Securities (95.5%)
   (Cost $1,872,399,080)                                          1,892,314,408
                                                                 --------------

SHORT-TERM DEBT SECURITIES:
Government Securities (41.4%)
Federal Farm Credit Bank
   (Discount Note), 10/27/04                         8,285,000        8,274,561
Federal Home Loan Bank
   (Discount Note), 10/1/04                        494,800,000      494,778,046
U.S. Treasury Bills
   12/23/2004^                                     318,975,000      317,765,239
                                                                 --------------
                                                                    820,817,846
                                                                 --------------
Short-Term Investments of Cash Collateral for
   Securities Loaned (9.8%)
Barclays Bank plc NY
   1.865%, 6/1/05 (l)                                9,995,110        9,995,110
Cantor Fitzgerald Securities
   1.915%, 10/1/04                                  55,000,000       55,000,000
   1.950%, 10/1/04                                  50,000,000       50,000,000
Deutsche Bank AG
   1.991%, 2/22/05 (l)                              10,002,712       10,002,712

General Electric Capital Corp.

   1.979%, 5/12/06 (l)                               5,021,489        5,021,489
Goldman Sachs Group LP
   2.055%, 12/8/04 (l)                               3,500,000        3,500,000
Lehman Brothers, Inc.
   1.895%, 10/1/04                                  24,829,497       24,829,497
Merrill Lynch & Co., Inc.
   1.736%, 5/5/06 (l)                               10,000,000       10,000,000
Wachovia Bank N.A.
   1.940%, 11/15/04 (l)                             15,003,193       15,003,193
Westdeutsche Landesbank NY
   1.840%, 6/22/05 (l)                               9,998,125        9,998,125
                                                                 --------------
                                                                    193,350,126
                                                                 --------------
Time Deposit (0.0%)
JPMorgan Chase Nassau,
   1.26%, 10/1/04                                      229,298          229,298
                                                                 --------------
Total Short-Term Debt Securities (51.2%)
   (Amortized Cost $1,014,397,270)                                1,014,397,270
                                                                 --------------
Total Investments (146.7%)
   (Cost/Amortized Cost $2,886,796,350)                           2,906,711,678
Other Assets Less Liabilities (-46.7%)                             (925,687,410)
                                                                 --------------
Net Assets (100%)                                                $1,981,024,268
                                                                 ==============

----------
^    All, or a portion of security out on loan (See Note 1).
(S) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2004, the market value of these securities amounted to $62,955,395 or 3.18% of net assets.
(l)  Floating Rate Security. Rate disclosed is as of September 30, 2004.

     Glossary:
     CMO - Collateralized Mortgage Obligation
     EUR - European Currency Unit
     IO - Interest only
     TBA - Security is subject to delayed delivery.

At September 30, 2004 the Portfolio had outstanding foreign currency contracts to sell foreign currencies as follows: (Note 1)

                                      Local
                                    Contract                         U.S. $
                                     Amount         Cost on         Current      Unrealized
                                     (000's)   Origination Date      Value      Depreciation
                                    --------   ----------------   -----------   ------------
Foreign Currency Sell Contracts
European Union, expiring 10/25/04    $67,934      $83,278,383     $84,363,962   $(1,085,579)

Investment security transactions for the nine months ended September 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities                   $7,725,692,808
U.S. Government securities                                        1,517,577,689
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities                    7,720,442,824
U.S. Government securities                                        1,392,610,102

As of September 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation                          $   19,945,524
Aggregate gross unrealized depreciation                              (1,154,526)
                                                                 --------------
Net unrealized appreciation                                      $   18,790,998
                                                                 ==============
Federal income tax cost of investments                           $2,887,920,680
                                                                 ==============

At September 30, 2004, the Portfolio had loaned securites with a total value of $492,581,463. This was secured by collateral of $505,332,706 of which $193,350,126 was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $311,982,580 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio's assets and liabilities.

                     See Notes to Portfolio of Investments.

EQ ADVISORS TRUST
EQ/ALLIANCE SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2004 (Unaudited)

                                                    Number of         Value
                                                      Shares        (Note 1)
                                                   -----------   --------------
COMMON STOCKS:
Consumer Discretionary (14.4%)
Auto Components (1.4%)
BorgWarner, Inc.                                       321,700   $   13,926,393
                                                                 --------------

Hotels, Restaurants & Leisure (2.7%)
Ruby Tuesday, Inc.                                     325,590        9,074,193
Station Casinos, Inc.                                  379,900       18,630,296
                                                                 --------------
                                                                     27,704,489
                                                                 --------------
Household Durables (1.0%)
Tempur-Pedic International, Inc.*                      645,800        9,680,542
                                                                 --------------

Media (4.2%)
Citadel Broadcasting Corp.*                            405,800        5,202,356
Getty Images, Inc.*                                    246,600       13,636,980
Radio One, Inc., Class D*                              915,700       13,030,411
XM Satellite Radio Holdings, Inc., Class A*            335,500       10,407,210
                                                                 --------------
                                                                     42,276,957
                                                                 --------------
Multiline Retail (1.1%)
Tuesday Morning Corp.*                                 352,655       10,904,092
                                                                 --------------

Specialty Retail (4.0%)
AnnTaylor Stores Corp.*                                453,400       10,609,560
Dick's Sporting Goods, Inc.*                           429,790       15,309,120
Williams-Sonoma, Inc.*                                 385,000       14,456,750
                                                                 --------------
                                                                     40,375,430
                                                                 --------------
Total Consumer Discretionary                                        144,867,903
                                                                 --------------

Energy (7.0%)
Energy Equipment & Services (4.3%)
Grant Prideco, Inc.*                                   850,700       17,430,843
National-Oilwell, Inc.*                                385,700       12,674,102
Patterson-UTI Energy, Inc.                             716,900       13,671,283
                                                                 --------------
                                                                     43,776,228
                                                                 --------------
Oil & Gas (2.7%)
Newfield Exploration Co.*                              264,100       16,173,484
Noble Energy, Inc.                                     191,100       11,129,664
                                                                 --------------
                                                                     27,303,148
                                                                 --------------
Total Energy                                                         71,079,376
                                                                 --------------

Financials (8.0%)
Capital Markets (3.3%)
Affiliated Managers Group, Inc.*                       153,400        8,213,036
BlackRock, Inc., Class A                               215,200       15,815,048
Investors Financial Services Corp.                     199,100        8,985,383
                                                                 --------------
                                                                     33,013,467
                                                                 --------------

Commercial Banks (2.1%)
Cathay General Bancorp                                 176,400        6,560,316
Southwest Bancorporation of Texas, Inc.                713,029       14,360,404
                                                                 --------------
                                                                     20,920,720
                                                                 --------------
Diversified Financial Services (2.6%)
Archipelago Holdings, Inc.*                            341,000        5,050,210
CapitalSource, Inc.*                                   624,100       13,942,394
Primus Guaranty Ltd.*                                  566,300        7,645,050
                                                                 --------------
                                                                     26,637,654
                                                                 --------------
Total Financials                                                     80,571,841
                                                                 --------------

Health Care (16.2%)
Biotechnology (6.1%)
Martek Biosciences Corp.*                              223,700       10,880,768
NPS Pharmaceuticals, Inc.*                             406,300        8,849,214
OraSure Technologies, Inc.*                            879,121        5,538,462
Pharmion Corp.*                                        196,300       10,147,925
Protein Design Labs, Inc.*                             479,400        9,386,652
Techne Corp.*                                          265,700       10,144,426
Telik, Inc.*                                           323,200        7,207,360
                                                                 --------------
                                                                     62,154,807
                                                                 --------------
Health Care Equipment & Supplies (2.5%)
Cooper Cos., Inc.                                          500           34,275
Inamed Corp.*                                          166,236        7,924,470
Kinetic Concepts, Inc.*                                323,900       17,020,945
                                                                 --------------
                                                                     24,979,690
                                                                 --------------
Health Care Providers & Services (3.0%)
Accredo Health, Inc.*                                  337,800        7,961,946
LabOne, Inc.*                                          383,200       11,200,936
VCA Antech, Inc.*                                      524,660       10,823,736
                                                                 --------------
                                                                     29,986,618
                                                                 --------------
Pharmaceuticals (4.6%)
Angiotech Pharmaceuticals, Inc.*                       603,400       12,230,918
Impax Laboratories, Inc.*                              633,500        9,730,560
Medicis Pharmaceutical Corp., Class A                  266,800       10,415,872
MGI Pharma, Inc.*                                      523,900       13,982,891
                                                                 --------------
                                                                     46,360,241
                                                                 --------------
Total Health Care                                                   163,481,356
                                                                 --------------
Industrials (19.7%)
Aerospace & Defense (2.6%)
L-3 Communications Holdings, Inc.                      246,000       16,482,000
United Defense Industries, Inc.*                       231,100        9,241,689
                                                                 --------------
                                                                     25,723,689
                                                                 --------------
Air Freight & Logistics (1.9%)
Expeditors International of Washington, Inc.           366,405       18,943,139
                                                                 --------------

Commercial Services & Supplies (6.3%)
Corporate Executive Board Co.                          170,600       10,447,544
Education Management Corp.*                            409,300       10,903,752
Manpower, Inc.                                         421,200       18,739,188
Stericycle, Inc.*                                      238,530       10,948,527

Strayer Education, Inc.                                105,600       12,145,056
                                                                 --------------
                                                                     63,184,067
                                                                 --------------
Construction & Engineering (1.9%)
Dycom Industries, Inc.*                                687,300       19,512,447
                                                                 --------------

Machinery (3.3%)
Bucyrus International, Inc., Class A*                  143,500        4,821,600
Cummins, Inc.                                           83,800        6,191,982
Idex Corp.                                             480,900       16,331,364
Navistar International Corp.*                          171,100        6,363,209
                                                                 --------------
                                                                     33,708,155
                                                                 --------------
Road & Rail (1.3%)
Werner Enterprises, Inc.                               656,975       12,686,187
                                                                 --------------

Trading Companies & Distributors (2.4%)
Fastenal Co.                                           163,800        9,434,880
MSC Industrial Direct Co., Class A                     446,800       15,226,944
                                                                 --------------
                                                                     24,661,824
                                                                 --------------
Total Industrials                                                   198,419,508
                                                                 --------------

Information Technology (29.9%)
Communications Equipment (1.2%)
Avocent Corp.*                                         461,700       12,018,051
                                                                 --------------

Electronic Equipment & Instruments (8.7%)
Amphenol Corp., Class A*                               536,000       18,363,360
CDW Corp.                                              312,400       18,128,572
National Instruments Corp.                             515,450       15,602,672
Scansource, Inc.*                                      279,600       17,838,480
Tektronix, Inc.                                        524,600       17,442,950
                                                                 --------------
                                                                     87,376,034
                                                                 --------------
Internet Software & Services (1.0%)
InfoSpace, Inc.*                                       219,100       10,383,149
                                                                 --------------

IT Services (5.9%)
Alliance Data Systems Corp.*                           395,100       16,025,256
Cognizant Technology Solutions Corp., Class A*         466,700       14,239,017
Global Payments, Inc.                                  331,100       17,730,405
Iron Mountain, Inc.*                                   326,505       11,052,194
                                                                 --------------
                                                                     59,046,872
                                                                 --------------
Semiconductors & Semiconductor Equipment (3.9%)
AMIS Holdings, Inc.*                                   496,200        6,708,624
Exar Corp.*                                            560,000        7,929,600
Formfactor, Inc.*                                      487,400        9,440,938
International Rectifier Corp.*                         376,000       12,896,800
Lam Research Corp.*                                    122,700        2,684,676
                                                                 --------------
                                                                     39,660,638
                                                                 --------------
Software (9.2%)
Activision, Inc.*                                      749,400       10,394,178
Cogent, Inc.*                                          191,200        3,483,664
Cognos, Inc.*                                          459,100       16,307,232
Hyperion Solutions Corp.*                              393,900       13,388,661

Kronos, Inc.*                                          259,800       11,506,542
Macromedia, Inc.*                                      374,700        7,523,976
Mercury Interactive Corp.*                             145,100        5,061,088
NAVTEQ Corp.*                                          391,100       13,938,804
Quest Software, Inc.*                                  987,200       10,977,664
                                                                 --------------
                                                                     92,581,809
                                                                 --------------
Total Information Technology                                        301,066,553
                                                                 --------------

Materials (2.4%)
Chemicals (0.7%)
Georgia Gulf Corp.                                     171,400        7,642,726
                                                                 --------------

Metals & Mining (1.7%)
Allegheny Technologies, Inc.                           532,020        9,709,365
Steel Dynamics, Inc.                                   188,700        7,287,594
                                                                 --------------
                                                                     16,996,959
                                                                 --------------
Total Materials                                                      24,639,685
                                                                 --------------

Telecommunication Services (1.8%)
Wireless Telecommunication Services (1.8%)
Nextel Partners, Inc., Class A*                      1,115,600       18,496,648
                                                                 --------------
Total Common Stocks (99.4%)
   (Cost $852,767,736)                                            1,002,622,870
                                                                 --------------

                                                    Principal
                                                      Amount
                                                   -----------
SHORT-TERM DEBT SECURITIES:
Time Deposit (1.6%)
JPMorgan Chase Nassau,
   1.26%, 10/1/04 (Amortized Cost $15,603,015)     $15,603,015       15,603,015
                                                                 --------------
Total Investments (101.0%)
   (Cost/Amortized Cost $868,370,751)                             1,018,225,885
Other Assets Less Liabilities (-1.0%)                                (9,805,915)
                                                                 --------------
Net Assets (100%)                                                $1,008,419,970
                                                                 ==============

----------
*    Non-income producing.

Investment security transactions for the nine months ended September 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities                   $  619,019,405
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities                      610,672,871

As of September 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation                          $  179,177,079
Aggregate gross unrealized depreciation                             (39,257,977)
                                                                 --------------
Net unrealized appreciation                                      $  139,919,102
                                                                 ==============

Federal income tax cost of investments                           $  878,306,783
                                                                 ==============

The Portfolio has a net capital loss carryforward of $246,968,800 of which $1,263,583 expires in the year 2008, $49,444,569 expires in the year 2009, and $196,260,648 expires in the year 2010.

Included in the capital loss carryforward amounts are $4,059,180 of losses acquired from EQ/AXP Strategy Aggressive Portfolio as a result of a tax-free reorganization during the year ended 2002. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

For the nine months ended September 30, 2004, the Portfolio incurred approximately $4,820 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

                   See Notes to the Portfolio of Investments.

EQ ADVISORS TRUST
EQ/BERNSTEIN DIVERSIFIED VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2004 (Unaudited)

                                                    Number of         Value
                                                      Shares        (Note 1)
                                                   -----------   --------------
COMMON STOCKS:
Consumer Discretionary (10.6%)
Auto Components (2.1%)
American Axle & Manufacturing Holdings, Inc.^          170,300   $    4,982,978
Autoliv, Inc.                                          210,200        8,492,080
BorgWarner, Inc.^                                      137,800        5,965,362
Cooper Tire & Rubber Co.^                               88,900        1,793,113
Dana Corp.                                             240,922        4,261,910
Lear Corp.^                                            102,300        5,570,235
Magna International, Inc., Class A                      91,400        6,770,912
                                                                 --------------
                                                                     37,836,590
                                                                 --------------
Automobiles (0.5%)
General Motors Corp.^                                  198,900        8,449,272
                                                                 --------------
Hotels, Restaurants & Leisure (0.9%)
McDonald's Corp.                                       562,300       15,761,269
                                                                 --------------
Household Durables (0.6%)
Fortune Brands, Inc.                                    41,400        3,067,326
Pulte Homes, Inc.^                                      43,400        2,663,458
Whirlpool Corp.                                         74,900        4,500,741
                                                                 --------------
                                                                     10,231,525
                                                                 --------------
Media (2.1%)
Comcast Corp., Class A*                                583,500       16,478,040
Interpublic Group of Cos., Inc.*                       603,100        6,386,829
Time Warner, Inc.*                                     707,000       11,410,980
Viacom, Inc., Class B                                   61,900        2,077,364
Walt Disney Co.                                         89,800        2,024,990
                                                                 --------------
                                                                     38,378,203
                                                                 --------------
Multiline Retail (2.1%)
Federated Department Stores, Inc.                      185,400        8,422,722
May Department Stores Co.                              385,950        9,891,899
Nordstrom, Inc.                                        105,100        4,019,024
Saks, Inc.*^                                           412,200        4,967,010
Sears, Roebuck & Co.^                                  273,800       10,910,930
                                                                 --------------
                                                                     38,211,585
                                                                 --------------
Specialty Retail (0.9%)
Foot Locker, Inc.                                       13,200          312,840
Limited Brands                                         384,800        8,577,192
Office Depot, Inc.*                                    539,300        8,105,679
                                                                 --------------
                                                                     16,995,711
                                                                 --------------
Textiles, Apparel & Luxury Goods (1.4%)
Jones Apparel Group, Inc.                              256,900        9,197,020
Liz Claiborne, Inc.                                    137,400        5,182,728
Reebok International Ltd.                              108,100        3,969,432
V.F. Corp.                                             139,100        6,878,495
                                                                 --------------
                                                                     25,227,675
                                                                 --------------
Total Consumer Discretionary                                        191,091,830
                                                                 --------------
Consumer Staples (5.0%)
Beverages (0.2%)
Adolph Coors Co., Class B                               37,200        2,526,624
                                                                 --------------

Food & Staples Retailing (0.8%)
Kroger Co.*                                            166,200        2,579,424
Safeway, Inc.*                                         385,400        7,442,074
SUPERVALU, Inc.                                        161,200        4,441,060
                                                                 --------------
                                                                     14,462,558
                                                                 --------------
Food Products (1.2%)
Archer-Daniels-Midland Co.                             264,495        4,491,125
Sara Lee Corp.                                         393,400        8,993,124
Tyson Foods, Inc., Class A^                             31,300          501,426
Unilever N.V. (N.Y. Shares)                            140,700        8,132,460
                                                                 --------------
                                                                     22,118,135
                                                                 --------------
Tobacco (2.8%)
Altria Group, Inc.                                     845,000       39,748,800
UST, Inc.                                              285,800       11,506,308
                                                                 --------------
                                                                     51,255,108
                                                                 --------------
Total Consumer Staples                                               90,362,425
                                                                 --------------
Energy (11.4%)
Oil & Gas (11.4%)
Ashland, Inc.                                          120,800        6,774,464
BP plc (ADR)                                           154,900        8,911,397
ChevronTexaco Corp.                                    852,600       45,733,464
ConocoPhillips                                         317,797       26,329,482
Exxon Mobil Corp.                                    1,854,382       89,622,282
Marathon Oil Corp.                                     327,800       13,531,584
Occidental Petroleum Corp.                             287,800       16,096,654
                                                                 --------------
Total Energy                                                        206,999,327
                                                                 --------------
Financials (32.3%)
Capital Markets (3.3%)
Goldman Sachs Group, Inc.                              193,000       17,995,320
Lehman Brothers Holdings, Inc.                         175,500       13,990,860
Merrill Lynch & Co., Inc.                              276,800       13,762,496
Morgan Stanley                                         295,900       14,587,870
                                                                 --------------
                                                                     60,336,546
                                                                 --------------
Commercial Banks (11.3%)
Bank of America Corp.                                1,534,210       66,477,319
Comerica, Inc.                                         218,700       12,979,845
Huntington Bancshares, Inc.^                           184,900        4,605,859
KeyCorp                                                369,100       11,663,560
National City Corp.                                    400,275       15,458,621
PNC Financial Services Group, Inc.                      88,900        4,809,490
Regions Financial Corp.                                249,636        8,252,966
SouthTrust Corp.                                       156,900        6,536,454
SunTrust Banks, Inc.^                                  193,000       13,589,130
U.S. Bancorp                                           793,800       22,940,820
Wachovia Corp.                                         505,800       23,747,310
Wells Fargo & Co.                                      231,600       13,810,308
                                                                 --------------
                                                                    204,871,682
                                                                 --------------
Consumer Finance (0.1%)
Capital One Financial Corp.^                            24,800        1,832,720
                                                                 --------------
Diversified Financial Services (6.9%)
Citigroup, Inc.                                      1,707,466       75,333,400
JPMorgan Chase & Co.                                 1,257,922       49,977,241
                                                                 --------------
                                                                    125,310,641
                                                                 --------------
Insurance (7.0%)
Ace Ltd.                                               119,300        4,779,158
Allstate Corp.                                         365,000       17,516,350

American International Group, Inc.                    113,600         7,723,664
Chubb Corp.                                           156,400        10,991,792
Genworth Financial, Inc., Class A*                    304,300         7,090,190
Hartford Financial Services Group, Inc.               208,900        12,937,177
Manulife Financial Corp.^                             293,717        12,861,867
MBIA, Inc.                                            162,500         9,459,125
Metlife, Inc.                                         317,200        12,259,780
RenaissanceReinsurance Holdings Ltd.                   50,000         2,579,000
St. Paul Travelers Cos., Inc.                         436,729        14,438,261
Torchmark Corp.                                        80,200         4,265,036
XL Capital Ltd., Class A                              122,500         9,063,775
                                                                 --------------
                                                                    125,965,175
                                                                 --------------
Thrifts & Mortgage Finance (3.7%)
Astoria Financial Corp.^                              178,900         6,349,161
Fannie Mae                                            114,550         7,262,470
Freddie Mac                                           336,100        21,927,164
Golden West Financial Corp.                            27,500         3,051,125
MGIC Investment Corp.                                 151,700        10,095,635
Washington Mutual, Inc.                               476,100        18,605,988
                                                                 --------------
                                                                     67,291,543
                                                                 --------------
Total Financials                                                    585,608,307
                                                                 --------------
Health Care (3.1%)
Health Care Providers & Services (0.5%)
Medco Health Solutions, Inc.*                         260,400         8,046,360
                                                                 --------------
Pharmaceuticals (2.6%)
AstraZeneca plc (ADR)^                                190,000         7,814,700
Bristol-Myers Squibb Co.^                             298,000         7,053,660
GlaxoSmithKline plc (ADR)^                            167,900         7,342,267
Merck & Co., Inc.                                     393,100        12,972,300
Pfizer, Inc.                                           94,600         2,894,760
Sanofi-Aventis (ADR)^                                 248,300         9,090,263
                                                                 --------------
                                                                     47,167,950
                                                                 --------------
Total Health Care                                                    55,214,310
                                                                 --------------
Industrials (13.6%)
Aerospace & Defense (2.3%)
Boeing Co.                                            209,300        10,804,066
General Dynamics Corp.                                 56,600         5,778,860
Goodrich Corp.                                        281,300         8,821,568
Honeywell International, Inc.                         471,800        16,918,748
                                                                 --------------
                                                                     42,323,242
                                                                 --------------
Building Products (0.5%)
Masco Corp.                                           259,500         8,960,535
                                                                 --------------
Commercial Services & Supplies (0.6%)
R.R. Donnelley & Sons Co.                             337,200        10,561,104
                                                                 --------------
Electrical Equipment (0.7%)
Cooper Industries Ltd., Class A                        95,100         5,610,900
Hubbell, Inc., Class B^                               141,800         6,356,894
                                                                 --------------
                                                                     11,967,794
                                                                 --------------
Industrial Conglomerates (6.5%)
General Electric Co.                                2,870,000        96,374,600
Textron, Inc.                                         181,000        11,632,870
Tyco International Ltd.^                              302,300         9,268,518
                                                                 --------------
                                                                    117,275,988
                                                                 --------------

Machinery (1.4%)
Eaton Corp.                                            177,000       11,223,570
Ingersoll-Rand Co., Class A                             58,800        3,996,636
Parker-Hannifin Corp.                                  184,000       10,830,240
                                                                 --------------
                                                                     26,050,446
                                                                 --------------
Road & Rail (1.6%)
Burlington Northern Santa Fe Corp.                     266,500       10,209,615
CSX Corp.                                              237,100        7,871,720
Norfolk Southern Corp.                                 366,700       10,905,658
                                                                 --------------
                                                                     28,986,993
                                                                 --------------
Total Industrials                                                   246,126,102
                                                                 --------------
Information Technology (6.8%)
Communications Equipment (2.0%)
ADC Telecommunications, Inc.*^                       2,337,100        4,230,151
Corning, Inc.*                                         862,450        9,555,946
Lucent Technologies, Inc.*^                          1,330,600        4,218,002
Nortel Networks Corp.*                               2,263,300        7,695,220
Tellabs, Inc.*^                                      1,073,285        9,863,489
                                                                 --------------
                                                                     35,562,808
                                                                 --------------
Computers & Peripherals (1.9%)
Hewlett-Packard Co.                                  1,444,801       27,090,019
International Business Machines Corp.                   76,000        6,516,240
Quantum Corp.*^                                        131,200          303,072
                                                                 --------------
                                                                     33,909,331
                                                                 --------------
Electronic Equipment & Instruments (2.4%)
Arrow Electronics, Inc.*^                              322,600        7,284,308
Avnet, Inc.*^                                          336,800        5,766,016
Flextronics International Ltd.*                        517,200        6,852,900
Ingram Micro, Inc., Class A*^                          227,800        3,667,580
Sanmina-SCI Corp.*                                     440,400        3,104,820
Solectron Corp.*                                     1,804,900        8,934,255
Tech Data Corp.*                                        92,400        3,562,020
Vishay Intertechnology, Inc.*^                         385,800        4,976,820
                                                                 --------------
                                                                     44,148,719
                                                                 --------------
IT Services (0.0%)
Electronic Data Systems Corp.                           47,200          915,208
                                                                 --------------
Semiconductors & Semiconductor Equipment (0.1%)
Agere Systems, Inc., Class A*^                       2,023,800        2,124,990
                                                                 --------------
Software (0.4%)
Microsoft Corp.                                        252,000        6,967,800
                                                                 --------------
Total Information Technology                                        123,628,856
                                                                 --------------
Materials (5.6%)
Chemicals (0.9%)
Dow Chemical Co.                                        44,500        2,010,510
DuPont (E.I.) de Nemours & Co.                          59,600        2,550,880
Eastman Chemical Co.                                    65,700        3,124,035
Lubrizol Corp.                                           5,746          198,811
Monsanto Co.                                           131,400        4,785,588
PPG Industries, Inc.                                    51,000        3,125,280
                                                                 --------------
                                                                     15,795,104
                                                                 --------------
Construction Materials (0.8%)
Martin Marietta Materials, Inc.^                       123,800        5,604,426
Vulcan Materials Co.                                   190,200        9,690,690
                                                                 --------------
                                                                     15,295,116
                                                                 --------------

Containers & Packaging (0.8%)
Owens-Illinois, Inc.*^                                  68,400        1,094,400
Smurfit-Stone Container Corp.*^                        215,100        4,166,487
Temple-Inland, Inc.                                    148,700        9,985,205
                                                                 --------------
                                                                     15,246,092
                                                                 --------------
Metals & Mining (1.7%)
Alcan, Inc.^                                           163,500        7,815,300
Alcoa, Inc.                                            201,100        6,754,949
United States Steel Corp.^                             320,500       12,057,210
Worthington Industries, Inc.^                          165,700        3,537,695
                                                                 --------------
                                                                     30,165,154
                                                                 --------------
Paper & Forest Products (1.4%)
Georgia-Pacific Corp.                                  349,765       12,574,052
MeadWestvaco Corp.                                     375,000       11,962,500
                                                                 --------------
                                                                     24,536,552
                                                                 --------------
Total Materials                                                     101,038,018
                                                                 --------------
Telecommunication Services (3.2%)
Diversified Telecommunication Services (3.2%)
BellSouth Corp.                                        252,500        6,847,800
SBC Communications, Inc.                               452,542       11,743,465
Sprint Corp.                                         1,122,950       22,604,983
Verizon Communications, Inc.                           427,936       16,852,120
                                                                 --------------
Total Telecommunication Services                                     58,048,368
                                                                 --------------
Utilities (5.1%)
Electric Utilities (4.0%)
Alliant Energy Corp.                                   271,900        6,764,872
American Electric Power Co., Inc.                      372,600       11,908,296
Edison International, Inc.                              27,800          736,978
Entergy Corp.                                          175,400       10,630,994
Exelon Corp.                                           368,400       13,516,596
FirstEnergy Corp.                                      289,200       11,880,336
Northeast Utilities^                                   319,300        6,191,227
PPL Corp.                                              134,300        6,336,274
Wisconsin Energy Corp.^                                 45,400        1,448,260
Xcel Energy, Inc.^                                     184,200        3,190,344
                                                                 --------------
                                                                     72,604,177
                                                                 --------------
Multi-Utilities & Unregulated Power (1.1%)
CMS Energy Corp.*^                                     432,200        4,114,544
Constellation Energy Group, Inc.                       170,400        6,788,736
Sempra Energy                                          250,600        9,069,214
                                                                 --------------
                                                                     19,972,494
                                                                 --------------
Total Utilities                                                      92,576,671
                                                                 --------------
Total Common Stocks (96.7%)
   (Cost $1,542,203,314)                                          1,750,694,214
                                                                 --------------

                                                    Principal
                                                      Amount
                                                   -----------
SHORT-TERM DEBT SECURITIES:
Short-Term Investments of Cash Collateral for
   Securities Loaned (6.2%)
Cantor Fitzgerald Securities
   1.950%, 10/1/04                                 $25,000,000       25,000,000
General Electric Capital Corp.
   1.979%, 5/12/06 (l)                               4,017,191        4,017,191
Giro Balanced Funding Corp.
   1.762%, 10/15/04                                  9,985,822        9,985,822
Goldman Sachs Group LP
   2.055%, 12/8/04 (l)                               1,500,000        1,500,000

Grampian Funding LLC
   1.880%, 10/1/04                                   4,999,739        4,999,739
Lehman Brothers, Inc.
   1.895%, 10/1/04                                  19,779,622       19,779,622
Morgan Stanley & Co.
   2.055%, 9/30/05 (l)                               4,500,000        4,500,000
Nordeutsche Landesbank NY
   1.855%, 3/30/06 (l)                               9,989,745        9,989,745
Nomura Securities
   1.945%, 10/1/04                                  20,000,000       20,000,000
Westdeutsche Landesbank NY
   1.840%, 6/22/05 (l)                              12,994,759       12,994,759
                                                                 --------------
                                                                    112,766,878
                                                                 --------------
Time Deposit (3.3%)
JPMorgan Chase Nassau,
   1.26%, 10/1/04                                   59,393,950       59,393,950
                                                                 --------------
Total Short-Term Debt Securities (9.5%)
   (Amortized Cost $172,160,828)                                    172,160,828
                                                                 --------------
Total Investments (106.2%)
   (Cost/Amortized Cost $1,714,364,142)                           1,922,855,042
Other Assets Less Liabilities (-6.2%)                              (111,482,697)
                                                                 --------------
Net Assets (100%)                                                $1,811,372,345
                                                                 ==============

----------
*    Non-income producing.
^    All, or a portion of security out on loan (See Note 1).
(l)  Floating Rate Security. Rate disclosed is as of September 30, 2004.

     Glossary:
     ADR - American Depositary Receipt

Investment security transactions for the nine months ended September 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities                   $  558,391,787
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities                      329,027,032

As of September 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation                          $  263,716,994
Aggregate gross unrealized depreciation                             (55,556,216)
                                                                 --------------
Net unrealized appreciation                                      $  208,160,778
                                                                 ==============

Federal income tax cost of investments                           $1,714,694,264
                                                                 ==============

At September 30, 2004, the Portfolio had loaned securities with a total value of $112,127,277. This was secured by collateral of $112,766,878 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the nine months ended September 30, 2004, the Portfolio incurred approximately $743,878 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $32,354,528 of which $19,967,529 expires in the year 2010 and $12,386,999 expires in the year 2011.

                     See Notes to Portfolio of Investments.

EQ ADVISORS TRUST
EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2004 (Unaudited)

                                                          Number       Value
                                                        of Shares     (Note 1)
                                                        ---------   -----------
COMMON STOCKS:
Consumer Discretionary (16.5%)
Automobiles (2.5%)
Harley-Davidson, Inc.                                      16,725   $   994,134
                                                                    -----------

Internet & Catalog Retail (1.7%)
eBay, Inc.*                                                 7,700       707,938
                                                                    -----------

Multiline Retail (2.8%)
Kohl's Corp.*                                              23,500     1,132,465
                                                                    -----------

Specialty Retail (9.5%)
Advance Auto Parts, Inc.*                                  15,499       533,166
Best Buy Co., Inc.                                         13,000       705,120
Lowe's Cos., Inc.                                          18,700     1,016,345
Staples, Inc.                                              46,000     1,371,720
Williams-Sonoma, Inc.*                                      5,400       202,770
                                                                    -----------
                                                                      3,829,121
                                                                    -----------
Total Consumer Discretionary                                          6,663,658
                                                                    -----------

Consumer Staples (7.1%)
Food & Staples Retailing (5.7%)
Costco Wholesale Corp.                                     15,900       660,804
CVS Corp.                                                  26,200     1,103,806
Sysco Corp.                                                18,350       549,032
                                                                    -----------
                                                                      2,313,642
                                                                    -----------
Household Products (1.4%)
Church & Dwight Co., Inc.                                  19,800       555,588
                                                                    -----------
Total Consumer Staples                                                2,869,230
                                                                    -----------

Energy (1.4%)
Energy Equipment & Services (1.4%)
Smith International, Inc.*                                  9,000       546,570
                                                                    -----------

Financials (10.9%)
Capital Markets (5.4%)
Goldman Sachs Group, Inc.                                   6,950       648,018
Legg Mason, Inc.                                           19,950     1,062,737
T. Rowe Price Group, Inc.                                   9,700       494,118
                                                                    -----------
                                                                      2,204,873
                                                                    -----------
Consumer Finance (2.8%)
American Express Co.                                       21,800     1,121,828
                                                                    -----------

Insurance (2.7%)
American International Group, Inc.                         15,875     1,079,341
                                                                    -----------
Total Financials                                                      4,406,042
                                                                    -----------

Health Care (17.6%)
Biotechnology (5.6%)
Affymetrix, Inc.*                                          16,600       509,786
Amgen, Inc.*                                               13,000       736,840
Genzyme Corp.*                                             10,900       593,069

Gilead Sciences, Inc.*                                     10,900       407,442
                                                                    -----------
                                                                      2,247,137
                                                                    -----------
Health Care Equipment & Supplies (5.8%)
Biomet, Inc.                                               13,200       618,816
Boston Scientific Corp.*                                   16,900       671,437
St. Jude Medical, Inc.*                                     7,500       564,525
Stryker Corp.                                               9,850       473,588
                                                                    -----------
                                                                      2,328,366
                                                                    -----------
Health Care Providers & Services (3.7%)
Cardinal Health, Inc.                                       4,575       200,248
Caremark Rx, Inc.*                                          4,000       128,280
Health Management Associates, Inc., Class A                41,525       848,355
Omnicare, Inc.                                             11,800       334,648
                                                                    -----------
                                                                      1,511,531
                                                                    -----------
Pharmaceuticals (2.5%)
Pfizer, Inc.                                               32,775     1,002,915
                                                                    -----------
Total Health Care                                                     7,089,949
                                                                    -----------

Industrials (9.8%)
Commercial Services & Supplies (5.1%)
Apollo Group, Inc., Class A*                                6,600       484,242
Career Education Corp.*                                    21,846       621,082
Manpower, Inc.                                             21,600       960,984
                                                                    -----------
                                                                      2,066,308
                                                                    -----------
Machinery (3.6%)
Danaher Corp.                                              12,600       646,128
Illinois Tool Works, Inc.                                   8,575       798,932
                                                                    -----------
                                                                      1,445,060
                                                                    -----------
Trading Companies & Distributors (1.1%)
Fastenal Co.                                                7,490       431,424
                                                                    -----------
Total Industrials                                                     3,942,792
                                                                    -----------

Information Technology (31.6%)
Communications Equipment (2.3%)
Cisco Systems, Inc.*                                       51,125       925,363
                                                                    -----------

Computers & Peripherals (4.6%)
Dell, Inc.*                                                22,300       793,880
EMC Corp.*                                                 29,200       336,968
Network Appliance, Inc.*                                   31,500       724,500
                                                                    -----------
                                                                      1,855,348
                                                                    -----------
Electronic Equipment & Instruments (5.5%)
Avnet, Inc.*                                                9,000       154,080
Flextronics International Ltd.*                            51,700       685,025
Jabil Circuit, Inc.*                                       28,500       655,500
Molex, Inc.                                                24,100       718,662
                                                                    -----------
                                                                      2,213,267
                                                                    -----------
IT Services (4.9%)
CheckFree Corp.*                                           21,700       600,439
First Data Corp.                                           16,300       709,050
Fiserv, Inc.*                                              19,375       675,412
                                                                    -----------
                                                                      1,984,901
                                                                    -----------
Semiconductors & Semiconductor Equipment (7.9%)
Altera Corp.*                                              24,500       479,465
Analog Devices, Inc.                                       14,300       554,554
Applied Materials, Inc.*                                   31,625       521,496
Intel Corp.                                                20,200       405,212
Novellus Systems, Inc.*                                     5,800       154,222
Texas Instruments, Inc.                                    27,700       589,456

Xilinx, Inc.                                               17,700       477,900
                                                                    -----------
                                                                      3,182,305
                                                                    -----------
Software (6.4%)
Electronic Arts, Inc.*                                     15,500       712,845
Intuit, Inc.*                                              10,300       467,620
Microsoft Corp.                                            40,400     1,117,060
Synopsys, Inc.*                                            19,300       305,519
                                                                    -----------
                                                                      2,603,044
                                                                    -----------
Total Information Technology                                         12,764,228
                                                                    -----------

Materials (1.1%)
Chemicals (1.1%)
Airgas, Inc.                                               18,900       454,923
                                                                    -----------

Telecommunication Services (3.1%)
Wireless Telecommunication Services (3.1%)
Nextel Communications, Inc., Class A*                      20,800       495,872
Nextel Partners, Inc., Class A*                            46,000       762,680
                                                                    -----------
Total Telecommunication Services                                      1,258,552
                                                                    -----------

Total Common Stocks (99.1%)
   (Cost $38,195,704)                                                39,995,944
                                                                    -----------

                                                        Principal
                                                          Amount
                                                        ---------
SHORT-TERM DEBT SECURITIES:
Time Deposit (1.1%)
JPMorgan Chase Nassau,
   1.26%, 10/1/04 (Amortized Cost $466,424)              $466,424       466,424
                                                                    -----------
Total Investments (100.2%)
   (Cost/Amortized Cost $38,662,128)                                 40,462,368
Other Assets Less Liabilities (-0.2%)                                   (88,405)
                                                                    -----------
Net Assets (100%)                                                   $40,373,963
                                                                    ===========

----------
*    Non-income producing.

Investment security transactions for the nine months ended September 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities                      $18,888,285
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities                        9,607,139

As of September 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation                             $ 3,590,572
Aggregate gross unrealized depreciation                              (2,010,156)
                                                                    -----------
Net unrealized appreciation                                         $ 1,580,416
                                                                    ===========

Federal income tax cost of investments                              $38,881,952
                                                                    ===========

The Portfolio has a net capital loss carryforward of $2,940,847 of which $405,037 expires in the year 2009, $2,322,620 in the year 2010 and $213,190 expires in the year 2011.

                     See Notes to Portfolio of Investments.

EQ ADVISORS TRUST
EQ/CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2004 (Unaudited)

                                                       Number of       Value
                                                         Shares      (Note 1)
                                                       ---------   ------------
COMMON STOCKS:
Australia (3.1%)
Amcor Ltd.                                               181,000   $    941,351
Australia & New Zealand Banking Group Ltd.               121,981      1,680,549
Brambles Industries Ltd.^                                125,100        641,563
Foster's Group Ltd.                                      292,567      1,002,386
Insurance Australia Group Ltd.                           266,900      1,005,311
James Hardie Industries N.V.                             188,600        786,887
National Australia Bank Ltd.                              66,170      1,293,158
News Corp., Ltd. (Limited Voting)                        133,741      1,054,003
Promina Group Ltd.                                       365,600      1,199,645
QBE Insurance Group Ltd.^                                170,579      1,618,622
Rinker Group Ltd.                                        188,713      1,179,672
Wesfarmers Ltd.                                           51,200      1,186,775
WMC Resources Ltd.                                       460,800      1,789,063
Woolworths Ltd.                                          162,409      1,602,270
                                                                   ------------
                                                                     16,981,255
                                                                   ------------
Belgium (0.3%)
UCB SA                                                    32,400      1,725,123
                                                                   ------------
Brazil (0.2%)
Cia Vale do Rio Doce (ADR)                                12,000        269,640
Cia Vale do Rio Doce (Special ADR)^                       42,000        808,500
                                                                   ------------
                                                                      1,078,140
                                                                   ------------
Canada (3.1%)
Abitibi-Consolidated, Inc.^                               88,500        555,944
Alcan, Inc.                                               67,100      3,207,736
Bombardier, Inc., Class B (b)                            124,100        285,355
Cameco Corp.                                               4,800        380,609
Great-West Lifeco, Inc.^                                  21,900        879,945
Inco Ltd.*                                                63,200      2,467,960
Manulife Financial Corp.                                  26,100      1,142,539
National Bank of Canada^                                  19,200        665,564
Suncor Energy, Inc.                                       37,500      1,197,108
TELUS Corp.                                               46,000        890,522
Thomson Corp.^                                           145,500      5,046,023
                                                                   ------------
                                                                     16,719,305
                                                                   ------------
Denmark (0.6%)
Novo-Nordisk A/S, Class B                                 42,000      2,299,219
TDC A/S^                                                  29,600      1,047,333
                                                                   ------------
                                                                      3,346,552
                                                                   ------------
Finland (0.6%)
Nokia OYJ                                                176,000      2,421,999
UPM-Kymmene OYJ                                           39,400        750,171
                                                                   ------------
                                                                      3,172,170
                                                                   ------------
France (10.3%)
Accor S.A.                                                43,500      1,695,367
BNP Paribas S.A.                                         147,000      9,493,848
Bouygues S.A. (b)                                        159,530      5,983,715

Carrefour S.A.                                            24,800      1,166,457
Compagnie Generale des Etablissements Michelin,
   Class B (Registered)                                   18,000        914,807
Dassault Systemes S.A.                                    18,700        873,740
Essilor International S.A.                                26,100      1,677,538
France Telecom S.A.                                       10,100        251,637
Groupe Danone                                             47,300      3,718,660
L'Air Liquide S.A.                                        26,727      4,192,520
L'Oreal S.A.                                              27,700      1,814,779
Renault S.A.                                              25,800      2,110,071
Sanofi-Aventis^                                          216,166     15,679,125
Schneider Electric S.A.                                   43,200      2,792,711
Societe Generale                                          18,200      1,610,563
Vivendi Universal S.A.*                                   85,700      2,195,845
                                                                   ------------
                                                                     56,171,383
                                                                   ------------
Germany (5.1%)
Allianz AG                                                29,600      2,974,143
Bayerische Hypo-und Vereinsbank AG*                      104,000      1,986,604
Bayerische Motoren Werke (BMW) AG                         38,000      1,564,547
DaimlerChrysler AG                                       148,400      6,109,969
Deutsche Bank AG (Registered)                             22,600      1,620,996
Deutsche Boerse AG                                        45,401      2,297,813
E.On AG                                                   31,700      2,332,755
Infineon Technologies AG (ADR)*                            2,200         22,484
Metro AG                                                  11,400        506,885
Muenchener Rueckversicherungs-
   Gesellschaft AG (Registered) (b)                       25,228      2,422,055
SAP AG                                                    10,300      1,605,471
SAP AG (ADR)                                               1,900         74,005
Siemens AG                                                58,700      4,301,419
TUI AG^                                                    5,700        106,120
                                                                   ------------
                                                                     27,925,266
                                                                   ------------
Hong Kong (1.6%)
Cheung Kong (Holdings) Ltd.                              116,000        992,941
Esprit Holdings Ltd. (b)                                 166,700        846,535
Hang Lung Properties Ltd.                              1,195,000      1,762,299
Hang Seng Bank Ltd.                                       98,200      1,309,661
Li & Fung Ltd.^                                        1,265,000      1,816,864
Sun Hung Kai Properties Ltd.                             118,000      1,112,201
Swire Pacific Ltd., Class A                              135,000        939,177
                                                                   ------------
                                                                      8,779,678
                                                                   ------------
India (0.2%)
Infosys Technologies Ltd. (ADR)^                          22,200      1,256,520
                                                                   ------------
Ireland (0.6%)
CRH plc                                                   96,682      2,293,510
Elan Corp. plc (ADR)*^                                    45,700      1,069,380
                                                                   ------------
                                                                      3,362,890
                                                                   ------------
Italy (1.1%)
ENI S.p.A.                                               168,350      3,771,996
UniCredito Italiano S.p.A.                               396,500      1,999,359
                                                                   ------------
                                                                      5,771,355
                                                                   ------------
Japan (20.9%)
Acom Co., Ltd.                                            11,800        730,173
Advantest Corp.^                                          25,200      1,497,618

Aeon Co., Ltd.                                            95,000      1,529,102
Aeon Co., Ltd. (When Issued)*                             95,000      1,513,587
Aiful Corp.                                                6,900        676,759
Canon, Inc.                                               31,500      1,480,470
Dai Nippon Printing Co., Ltd.^                            76,000      1,016,413
Daito Trust Construction Co., Ltd.                         2,300         93,073
Daiwa House Industry Co., Ltd.                            88,000        859,919
East Japan Railway Co.                                       178        920,564
Fanuc Ltd.                                                48,300      2,541,759
Furukawa Electric Co., Ltd.*^                            276,000      1,081,813
Hirose Electric Co., Ltd.                                 15,700      1,431,611
Hoya Corp.                                                13,600      1,425,214
Japan Airlines Corp.*                                    121,000        331,552
Kansai Electric Power Co., Inc.^                         126,900      2,237,143
Keyence Corp.                                              5,000      1,051,581
Konica Minolta Holdings, Inc.^                           164,000      2,242,417
Kyocera Corp.                                             18,600      1,307,898
Millea Holdings, Inc.                                        328      4,225,922
Mitsubishi Corp.                                         167,000      1,804,627
Mitsubishi Estate Co., Ltd.^                             521,000      5,436,193
Mitsubishi Tokyo Financial Group, Inc.                       425      3,543,755
Mitsui Fudosan Co., Ltd.                                 107,000      1,112,571
Mitsui Sumitomo Insurance Co., Ltd.                      537,000      4,428,916
Mizuho Financial Group, Inc.                                 175        657,352
Murata Manufacturing Co., Ltd.                            21,000      1,009,844
NEC Corp.^                                               725,000      4,334,936
NEC Electronics Corp. (b)                                    500         25,541
Nidec Corp.^                                              10,400      1,051,182
Nikko Cordial Corp.                                      210,000        851,699
Nikon Corp.^                                              95,000        894,706
Nintendo Co., Ltd.^                                       21,300      2,605,126
Nissan Motor Co., Ltd.^                                  574,400      6,253,958
Nissin Food Products Co., Ltd.                             1,000         24,543
Nitto Denko Corp.                                         32,300      1,485,832
Nomura Holdings, Inc.                                     52,000        667,604
Omron Corp.                                               44,000        972,100
Orix Corp.^                                               35,500      3,639,704
Ricoh Co., Ltd.                                           58,000      1,091,957
Rohm Co., Ltd.                                            16,300      1,638,652
Sankyo Co., Ltd.^                                        180,200      3,809,518
Sekisui House Ltd.                                       246,000      2,348,065
Shimamura Co., Ltd.^                                      10,800        719,249
Shionogi & Co., Ltd.^                                    143,000      2,048,696
SMC Corp.                                                 21,500      2,058,023
Softbank Corp.                                             9,700        449,730
Sompo Japan Insurance, Inc.                              157,800      1,337,252
Sony Corp.^                                               26,300        897,228
Sumitomo Chemical Co., Ltd.^                             367,000      1,738,185
Sumitomo Forestry Co., Ltd.^                              35,000        326,770
Sumitomo Mitsui Financial Group, Inc.^                       726      4,149,889
Suzuki Motor Co., Ltd.^                                  140,000      2,290,251
Takeda Pharmaceutical Co., Ltd.                           48,000      2,177,562
Tokyo Electron Ltd.^                                      69,700      3,395,990
Tokyo Gas Co., Ltd.^                                     414,000      1,468,711
Toyota Motor Corp.                                       112,100      4,292,174

UFJ Holdings, Inc.*                                          893      3,913,433
Uni-Charm Corp.^                                          18,600        921,435
Yahoo Japan Corp.*^                                           85        377,898
Yahoo Japan Corp. (When Issued)*                              85        374,813
Yamada Denki Co., Ltd.                                     2,300         79,300
Yamanouchi Pharmaceutical Co., Ltd.^                      29,000        936,715
Yamato Transport Co., Ltd.^                              142,000      1,954,489
                                                                   ------------
                                                                    113,790,762
                                                                   ------------
Luxembourg (0.1%)
SES Global (FDR)                                          58,000        565,482
                                                                   ------------
Mexico (0.5%)
America Movil S.A. de C.V. (ADR)                          34,200      1,334,826
Telefonos de Mexico S.A. de C.V., Class L (ADR)           32,500      1,048,775
                                                                   ------------
                                                                      2,383,601
                                                                   ------------
Netherlands (7.8%)
ABN Amro Holdings N.V.                                   208,983      4,747,295
Aegon N.V.                                               157,678      1,699,857
Heineken Holding N.V., Class A^                           28,593        768,491
Heineken N.V.                                            178,475      5,373,183
ING Groep N.V. (CVA)                                     110,269      2,782,907
Koninklijke (Royal) Philips Electronics N.V.              63,900      1,463,468
Reed Elsevier N.V.                                        13,900        179,026
Royal Dutch Petroleum Co.                                228,800     11,784,513
Royal Dutch Petroleum Co. (N.Y. Shares)                   16,200        835,920
Royal KPN N.V.                                           987,300      7,394,146
Royal Numico N.V.*                                        24,700        786,569
TPG N.V.                                                  67,700      1,653,920
Unilever N.V. (CVA)^                                      22,400      1,288,659
VNU N.V.                                                  60,862      1,564,726
                                                                   ------------
                                                                     42,322,680
                                                                   ------------
Norway (0.9%)
DNB NOR ASA^                                             108,700        859,879
Norsk Hydro ASA                                           22,700      1,652,380
Statoil ASA                                              177,700      2,547,434
                                                                   ------------
                                                                      5,059,693
                                                                   ------------
Russia (0.1%)
YUKOS (ADR)^                                              33,800        542,152
                                                                   ------------
Singapore (1.0%)
Singapore Telecommunications Ltd. (b)                  2,634,914      3,662,211
United Overseas Bank Ltd.                                108,000        878,831
Venture Corp., Ltd.                                      106,000      1,038,846
                                                                   ------------
                                                                      5,579,888
                                                                   ------------
South Africa (0.2%)
Anglo American plc                                        44,100      1,057,364
                                                                   ------------
South Korea (1.3%)
Samsung Electronics Co., Ltd.                              9,180      3,651,272
Samsung Electronics Co., Ltd. (GDR)(S)                    10,360      2,051,280
Samsung Electronics Co., Ltd. (Non-Voting)                 4,210      1,102,315
                                                                   ------------
                                                                      6,804,867
                                                                   ------------
Spain (3.1%)
Banco Bilbao Vizcaya Argentaria S.A.^                    504,600      6,943,982
Iberdrola S.A.                                            51,000      1,057,811

Inditex S.A.^                                            173,500      4,288,191
Telefonica S.A.                                          318,858      4,772,061
                                                                   ------------
                                                                     17,062,045
                                                                   ------------
Sweden (1.1%)
Assa Abloy AB, Class B^                                   72,600        909,968
ForeningsSparbanken AB                                   147,900      3,077,779
Scania AB, Class B                                        27,000        914,192
Telefonaktiebolaget LM Ericsson (ADR)*                    11,100        346,764
Telefonaktiebolaget LM Ericsson, Class B*                257,000        797,808
                                                                   ------------
                                                                      6,046,511
                                                                   ------------
Switzerland (11.0%)
ABB Ltd.*                                                183,720      1,121,123
Adecco S.A.                                               22,479      1,116,119
Compagnie Financiere Richemont AG, Class A               227,687      6,299,821
Credit Suisse Group*                                     109,754      3,502,600
Holcim Ltd. (Registered)                                 103,659      5,466,441
Nestle S.A. (Registered)                                  30,461      6,976,733
Novartis AG (Registered)                                 243,317     11,340,634
Roche Holding AG                                          14,643      1,512,731
Serono S.A., Class B                                       1,856      1,145,973
STMicroelectronics N.V.                                   75,000      1,292,922
STMicroelectronics N.V. (N.Y. Shares)^                    10,200        176,256
Swiss Reinsurance (Registered)                           108,995      6,271,555
Swisscom AG (Registered)                                  19,526      6,770,848
Syngenta AG*                                              14,938      1,423,578
Synthes, Inc.                                              8,540        930,119
UBS AG (Registered)                                       39,789      2,800,875
Xstrata plc                                              116,450      1,914,409
                                                                   ------------
                                                                     60,062,737
                                                                   ------------
Taiwan (0.5%)
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)       347,892      2,483,949
                                                                   ------------
Turkey (0.2%)
Infineon Technologies AG*                                122,800      1,253,695
                                                                   ------------
United Kingdom (18.4%)
ARM Holdings plc                                         394,900        596,683
AstraZeneca plc (London Exchange)                         36,700      1,504,196
AstraZeneca plc (Stockholm Exchange)                     284,400     11,758,523
BAE Systems plc                                          220,752        897,790
Barclays plc                                              95,000        911,108
BG Group plc                                           1,003,600      6,737,594
BHP Billiton plc                                         356,747      3,753,879
Brambles Industries plc                                   85,400        396,770
Centrica plc                                             433,100      1,967,126
Diageo plc                                               318,500      3,976,755
HBOS plc                                                 334,600      4,516,843
HSBC Holdings plc                                        374,600      5,944,805
Johnston Press plc                                       103,600      1,043,266
Lloyds TSB Group plc                                     119,100        929,957
National Grid Transco plc                                351,700      2,967,300
Pearson plc                                              324,700      3,472,482
Prudential plc                                            74,800        609,771
Reckitt Benckiser plc                                     34,500        845,295
Reed Elsevier plc                                        441,200      3,872,108

Rio Tinto plc                                             74,800      2,011,364
Royal Bank of Scotland Group plc (b)                     238,000      6,873,534
Shell Transport & Trading Co. plc (Registered)           521,400      3,825,887
Smiths Group plc                                         283,942      3,812,447
Standard Chartered plc                                   164,000      2,814,825
Unilever plc                                             413,200      3,362,806
Vodafone Group plc                                     8,341,518     19,962,395
Wolseley plc                                              60,900      1,039,751
                                                                   ------------
                                                                    100,405,260
                                                                   ------------
Total Common Stocks (93.9%)
   (Cost $477,875,598)                                              511,710,323
                                                                   ------------

                                                    Principal
                                                      Amount
                                                 ---------------
CONVERTIBLE BONDS:
Cayman Islands (0.6%)
SMFG Finance Ltd.
   2.25%, 07/11/05                               JPY 117,000,000      2,138,149
   2.25%, 07/11/05 (b)                                63,000,000      1,151,311
                                                                   ------------
                                                                      3,289,460
                                                                   ------------
Switzerland (0.0%)
Credit Suisse Group Finance Guernsey Ltd.
   6.00%, 12/23/05                               CHF     246,000        235,618
                                                                   ------------
Total Convertible Bonds (0.6%)
   (Cost $2,735,326)                                                  3,525,078
                                                                   ------------
SHORT-TERM DEBT SECURITIES:
Short-Term Investments of Cash Collateral
   for Securities Loaned (13.4%)
Cantor Fitzgerald Securities
   1.950%, 10/1/04                               $    25,000,000     25,000,000
General Electric Capital Corp.
   1.979%, 5/12/06 (l)                                 2,008,596      2,008,596
Goldman Sachs Group LP
   2.055%, 12/8/04 (l)                                 1,000,000      1,000,000
Lehman Brothers, Inc.
   1.895%, 10/1/04                                    14,948,452     14,948,452
Morgan Stanley & Co.
   2.055%, 9/30/05 (l)                                 2,000,000      2,000,000
Nomura Securities
   1.945%, 10/1/04                                    25,000,000     25,000,000
Westdeutsche Landesbank NY
   1.840%, 6/22/05 (l)                                 2,998,790      2,998,790
                                                                   ------------
                                                                     72,955,838
                                                                   ------------
Time Deposit (5.1%)
JPMorgan Chase Nassau,
   1.26%, 10/1/04                                     27,644,532     27,644,532
                                                                   ------------
Total Short-Term Debt Securities (18.5%)
   (Amortized Cost $100,600,370)                                    100,600,370
                                                                   ------------
Total Investments (113.0%)
   (Cost/Amortized Cost $581,211,294)                               615,835,771
Other Assets Less Liabilities (-13.0%)                              (70,587,384)
                                                                   ------------
Net Assets (100%)                                                  $545,248,387
                                                                   ============

Market Sector Diversification
As a Percentage of Total Equity Investments
Consumer Discretionary                                                     12.6%
Consumer Staples                                                            7.3
Energy                                                                      6.4
Financials
   Capital Markets                                           1.9
   Commercial Banks                                         13.8
   Consumer Finance                                          1.0
   Diversifield Financials Services                          1.2
   Insurance                                                 5.8
   Real Estate                                               2.0
                                                 ---------------
Total Financials                                                           25.7
Health Care                                                                11.6
Industrials                                                                 6.4
Information Technology                                                      9.7
Materials                                                                   7.5
Telecommunications Services                                                10.4
Utilities                                                                   2.4
                                                                   ------------
                                                                          100.0%
                                                                   ============
----------
*    Non-income producing.
^    All, or a portion of security out on loan (See Note 1).
(S) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2004, the market value of these securities amounted to $2,051,280 or 0.38% of net assets.
(b)  Illiquid security.
(l)  Floating Rate Security. Rate disclosed is as of September 30, 2004.

     Glossary:
     ADR - American Depositary Receipt
     CHF - Swiss Franc
     CVA - Dutch Certification
     FDR - Finish Depositary Receipt
     GDR - Global Depositary Receipt
     JPY - Japanese Yen

At September 30, 2004 the Portfolio had outstanding foreign currency contracts to sell foreign currencies as follows: (Note 1)

                                    Local
                                  Contract        U.S. $          U.S. $       Unrealized
                                   Amount         Cost on         Current     Appreciation/
                                   (000's)   Origination Date      Value     (Depreciation)
                                  --------   ----------------   ----------   --------------
Foreign Currency Sell Contracts
Japanese Yen, expiring 10/14/04    336,383      $3,120,000      $3,053,641      $ 66,359
Japanese Yen, expiring 12/7/04     179,783       1,628,000       1,637,014        (9,014)
Swiss Franc, expiring 11/17/04       1,495       1,187,262       1,199,166       (11,904)
Swiss Franc, expiring 12/1/04        5,010       3,980,516       4,020,897       (40,381)
Swiss Franc, expiring 12/7/04        2,747       2,183,222       2,205,527       (22,305)
                                                                                --------
                                                                                $(17,245)
                                                                                ========

Investment security transactions for the nine months ended September 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities                     $230,123,896
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities                       55,513,198

As of September 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation                            $ 51,792,114
Aggregate gross unrealized depreciation                             (20,503,765)
                                                                   ------------
Net unrealized appreciation                                        $ 31,288,349
                                                                   ============
Federal income tax cost of investments                             $584,547,422
                                                                   ============

At September 30, 2004, the portfolio had loaned securites with a total value of $69,678,394. This was secured by collateral of $72,955,838 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the nine months ended September 30, 2004, the Portfolio incurred approximately $704 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $26,945,293 of which $7,831,255 expires in the year 2009, $12,725,977 expires in the year 2010, and $6,388,061 expires in the year 2011.

                     See Notes to Portfolio of Investments.

EQ ADVISORS TRUST
EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2004 (Unaudited)

                                                     Number of        Value
                                                       Shares       (Note 1)
                                                     ---------   --------------
COMMON STOCKS:
Consumer Discretionary (11.0%)
Hotels, Restaurants & Leisure (0.9%)
Carnival Corp.                                          80,200   $    3,792,658
McDonald's Corp.                                        97,500        2,732,925
Starwood Hotels & Resorts Worldwide, Inc.               49,300        2,288,506
                                                                 --------------
                                                                      8,814,089
                                                                 --------------
Internet & Catalog Retail (1.5%)
Amazon.com, Inc.*                                       71,600        2,925,576
IAC/InterActiveCorp*^                                  505,600       11,133,312
                                                                 --------------
                                                                     14,058,888
                                                                 --------------
Leisure Equipment & Products (0.4%)
Mattel, Inc.                                           200,000        3,626,000
                                                                 --------------
Media (3.9%)
Cablevision Systems New York Group, Class A*^          404,342        8,200,056
Clear Channel Communications, Inc.^                     61,100        1,904,487
COX Communications, Inc., Class A*                     109,100        3,614,483
DIRECTV Group, Inc.*                                   395,155        6,950,776
Entercom Communications Corp.*                          33,300        1,087,578
Knight Ridder, Inc.                                     28,300        1,852,235
Omnicom Group, Inc.                                     45,500        3,324,230
Time Warner, Inc.*                                     579,250        9,349,095
                                                                 --------------
                                                                     36,282,940
                                                                 --------------
Multiline Retail (0.4%)
Dollar Tree Stores, Inc.*^                             140,500        3,786,475
                                                                 --------------
Specialty Retail (3.9%)
Autonation, Inc.*                                      333,500        5,696,180
Boise Cascade Corp.                                    232,800        7,747,584
Lowe's Cos., Inc.                                      182,700        9,929,745
RadioShack Corp.                                       213,900        6,126,096
Williams-Sonoma, Inc.*                                 173,900        6,529,945
                                                                 --------------
                                                                     36,029,550
                                                                 --------------
Total Consumer Discretionary                                        102,597,942
                                                                 --------------
Consumer Staples (8.1%)
Beverages (3.4%)
Anheuser-Busch Cos., Inc.                              154,400        7,712,280
Pepsi Bottling Group, Inc.^                            200,000        5,430,000
PepsiCo, Inc.                                          384,300       18,696,195
                                                                 --------------
                                                                     31,838,475
                                                                 --------------
Food & Staples Retailing (1.1%)
Costco Wholesale Corp.^                                175,700        7,302,092
Sysco Corp.                                             83,000        2,483,360
                                                                 --------------
                                                                      9,785,452
                                                                 --------------
Food Products (2.0%)
Campbell Soup Co.                                      490,600       12,897,874
Kraft Foods, Inc., Class A^                            185,600        5,887,232
                                                                 --------------
                                                                     18,785,106
                                                                 --------------
Household Products (0.8%)
Kimberly-Clark Corp.                                    58,600        3,784,974

Procter & Gamble Co.                                    66,800        3,615,216
                                                                 --------------
                                                                      7,400,190
                                                                 --------------
Personal Products (0.2%)
Avon Products, Inc.                                     49,800        2,175,264
                                                                 --------------
Tobacco (0.6%)
Altria Group, Inc.                                     113,800        5,353,152
                                                                 --------------
Total Consumer Staples                                               75,337,639
                                                                 --------------
Energy (9.1%)
Energy Equipment & Services (4.9%)
Baker Hughes, Inc.                                     231,200       10,108,064
BJ Services Co.                                        170,400        8,930,664
Schlumberger Ltd.                                      223,500       15,043,785
Transocean, Inc.*                                      109,200        3,907,176
Weatherford International Ltd.*^                       138,200        7,050,964
                                                                 --------------
                                                                     45,040,653
                                                                 --------------
Oil & Gas (4.2%)
Devon Energy Corp.                                      45,500        3,230,955
Exxon Mobil Corp.                                      208,758       10,089,274
Royal Dutch Petroleum Co. (N.Y. Shares)                218,300       11,264,280
Shell Transport & Trading Co. plc (ADR)^                81,500        3,627,565
Unocal Corp.                                           137,700        5,921,100
Williams Cos., Inc.                                    408,600        4,944,060
                                                                 --------------
                                                                     39,077,234
                                                                 --------------
Total Energy                                                         84,117,887
                                                                 --------------
Financials (16.8%)
Capital Markets (0.2%)
State Street Corp.                                      53,000        2,263,630
                                                                 --------------
Commercial Banks (1.0%)
Wells Fargo & Co.                                      156,200        9,314,206
                                                                 --------------
Consumer Finance (5.8%)
AmeriCredit Corp.*^                                    237,400        4,956,912
SLM Corp.                                            1,089,700       48,600,620
                                                                 --------------
                                                                     53,557,532
                                                                 --------------
Diversified Financial Services (3.9%)
JPMorgan Chase & Co.                                   908,160       36,081,197
                                                                 --------------
Insurance (2.6%)
American International Group, Inc.                      97,500        6,629,025
Assurant, Inc.                                          62,700        1,630,200
Chubb Corp.                                             77,000        5,411,560
Everest Reinsurance Group Ltd.                          19,100        1,419,703
Hartford Financial Services Group, Inc.                 98,280        6,086,480
XL Capital Ltd., Class A                                47,100        3,484,929
                                                                 --------------
                                                                     24,661,897
                                                                 --------------
Real Estate (0.4%)
General Growth Properties, Inc. (REIT)                 126,000        3,906,000
                                                                 --------------
Thrifts & Mortgage Finance (2.9%)
Golden West Financial Corp.                            112,400       12,470,780
IndyMac Bancorp, Inc.^                                  10,200          369,240
PMI Group, Inc.                                        257,200       10,437,176
Washington Mutual, Inc.                                 96,300        3,763,404
                                                                 --------------
                                                                     27,040,600
                                                                 --------------
Total Financials                                                    156,825,062
                                                                 --------------

Health Care (18.1%)
Biotechnology (1.5%)
Amgen, Inc.*                                           112,000        6,348,160
Biogen Idec, Inc.*                                      75,925        4,644,332
ImClone Systems, Inc.*^                                 55,100        2,912,035
                                                                 --------------
                                                                     13,904,527
                                                                 --------------
Health Care Equipment & Supplies (2.8%)
Applied Biosystems Group                               292,200        5,513,814
Becton, Dickinson & Co.                                113,800        5,883,460
Boston Scientific Corp.*                               120,200        4,775,546
Guidant Corp.                                          145,600        9,615,424
                                                                 --------------
                                                                     25,788,244
                                                                 --------------
Health Care Providers & Services (2.1%)
Anthem, Inc.*^                                          37,000        3,228,250
CIGNA Corp.                                             27,300        1,900,899
DaVita, Inc.*                                           92,250        2,873,588
Lincare Holdings, Inc.*^                               210,700        6,259,897
PacifiCare Health Systems, Inc.*^                       80,400        2,950,680
Triad Hospitals, Inc.*                                  64,500        2,221,380
                                                                 --------------
                                                                     19,434,694
                                                                 --------------
Pharmaceuticals (11.7%)
Allergan, Inc.                                         320,000       23,216,000
AstraZeneca plc (ADR)^                                 921,400       37,897,182
Elan Corp. plc (ADR)*^                                  97,700        2,286,180
Eli Lilly & Co.                                        197,000       11,829,850
Forest Laboratories, Inc.*                             676,500       30,428,970
Teva Pharmaceutical Industries Ltd. (ADR)^             153,200        3,975,540
                                                                 --------------
                                                                    109,633,722
                                                                 --------------
Total Health Care                                                   168,761,187
                                                                 --------------
Industrials (11.5%)
Aerospace & Defense (1.6%)
Lockheed Martin Corp.^                                  64,700        3,608,966
Northrop Grumman Corp.                                  86,800        4,629,044
Raytheon Co.                                            28,600        1,086,228
United Technologies Corp.                               61,800        5,770,884
                                                                 --------------
                                                                     15,095,122
                                                                 --------------
Building Products (1.9%)
American Standard Cos., Inc.*                          448,300       17,443,353
                                                                 --------------
Commercial Services & Supplies (0.1%)
Monster Worldwide, Inc.*                                16,800          413,952
                                                                 --------------
Construction & Engineering (1.0%)
Fluor Corp.^                                           208,900        9,300,228
                                                                 --------------
Industrial Conglomerates (4.4%)
General Electric Co.                                 1,014,200       34,056,836
Siemens AG (ADR)                                        37,800        2,785,860
Tyco International Ltd.                                143,900        4,411,974
                                                                 --------------
                                                                     41,254,670
                                                                 --------------
Machinery (1.8%)
Ingersoll-Rand Co., Class A                            193,800       13,172,586
Navistar International Corp.*^                         103,900        3,864,041
                                                                 --------------
                                                                     17,036,627
                                                                 --------------
Road & Rail (0.7%)
Canadian Pacific Railway Ltd.                           94,100        2,425,898

Union Pacific Corp.                                     69,700        4,084,420
                                                                 --------------
                                                                      6,510,318
                                                                 --------------
Total Industrials                                                   107,054,270
                                                                 --------------
Information Technology (13.0%)
Communications Equipment (2.4%)
Cisco Systems, Inc.*                                   403,700        7,306,970
JDS Uniphase Corp.*                                    693,000        2,335,410
Polycom, Inc.*                                         177,500        3,518,050
QUALCOMM, Inc.                                         243,600        9,510,144
                                                                 --------------
                                                                     22,670,574
                                                                 --------------
Computers & Peripherals (1.0%)
International Business Machines Corp.                   18,200        1,560,468
Lexmark International, Inc., Class A*                   42,100        3,536,821
Seagate Technology*^                                   160,900        2,175,368
Sun Microsystems, Inc.*                                516,900        2,088,276
                                                                 --------------
                                                                      9,360,933
                                                                 --------------
Electronic Equipment & Instruments (1.2%)
Agilent Technologies, Inc.*                             98,600        2,126,802
Avnet, Inc.*                                           183,500        3,141,520
Flextronics International Ltd.*                        191,500        2,537,375
Jabil Circuit, Inc.*                                   140,200        3,224,600
                                                                 --------------
                                                                     11,030,297
                                                                 --------------
Internet Software & Services (0.1%)
Google, Inc., Class A*                                  11,900        1,542,240
                                                                 --------------
IT Services (1.9%)
Affiliated Computer Services, Inc., Class A*           185,700       10,337,919
CheckFree Corp.*^                                       71,600        1,981,172
Sabre Holdings Corp., Class A                          223,500        5,482,455
                                                                 --------------
                                                                     17,801,546
                                                                 --------------
Semiconductors & Semiconductor Equipment (2.3%)
Altera Corp.*                                            3,500           68,495
Applied Materials, Inc.*                               348,600        5,748,414
Applied Micro Circuits Corp.*^                          36,000          112,680
ASML Holding N.V. (N.Y. Shares)*                         8,600          110,682
Intel Corp.                                            144,700        2,902,682
KLA-Tencor Corp.*                                       82,200        3,409,656
Lam Research Corp.*^                                   132,000        2,888,160
Linear Technology Corp.                                 58,000        2,101,920
Micron Technology, Inc.*                               187,300        2,253,219
Teradyne, Inc.*                                        102,200        1,369,480
                                                                 --------------
                                                                     20,965,388
                                                                 --------------
Software (4.1%)
Cadence Design Systems, Inc.*^                         165,200        2,154,208
Microsoft Corp.                                        793,500       21,940,275
PeopleSoft, Inc.*                                      390,600        7,753,410
SAP AG (ADR)                                           159,000        6,193,050
                                                                 --------------
                                                                     38,040,943
                                                                 --------------
Total Information Technology                                        121,411,921
                                                                 --------------
Materials (2.7%)
Chemicals (1.9%)
Air Products & Chemicals, Inc.                         163,100        8,869,378
DuPont (E.I.) de Nemours & Co.                         198,800        8,508,640
                                                                 --------------
                                                                     17,378,018
                                                                 --------------
Metals & Mining (0.3%)
Alcoa, Inc.                                             76,500        2,569,635
                                                                 --------------

Paper & Forest Products (0.5%)
International Paper Co.                                121,300        4,901,733
                                                                 --------------
Total Materials                                                      24,849,386
                                                                 --------------
Telecommunication Services (3.8%)
Diversified Telecommunication Services (3.8%)
Sprint Corp.                                         1,272,450       25,614,419
Verizon Communications, Inc.                           239,700        9,439,386
                                                                 --------------
Total Telecommunication Services                                     35,053,805
                                                                 --------------
Utilities (2.9%)
Electric Utilities (0.4%)
American Electric Power Co., Inc.                      121,500        3,883,140
                                                                 --------------
Gas Utilities (1.4%)
Kinder Morgan Management LLC*                          232,024        9,633,636
Kinder Morgan, Inc.                                         17            1,068
NiSource, Inc.                                         148,200        3,113,682
                                                                 --------------
                                                                     12,748,386
                                                                 --------------
Multi-Utilities & Unregulated Power (1.1%)
AES Corp.*                                             448,100        4,476,519
Equitable Resources, Inc.^                             111,900        6,077,289
                                                                 --------------
                                                                     10,553,808
                                                                 --------------
Total Utilities                                                      27,185,334
                                                                 --------------
Total Common Stocks (97.0%)
   (Cost $770,953,241)                                              903,194,433
                                                                 --------------

                                                    Principal
                                                      Amount
                                                   -----------
SHORT-TERM DEBT SECURITIES:
Short-Term Investments of Cash Collateral
   for Securities Loaned (9.0%)
General Electric Co.
   1.647%, 10/24/05 (l)                            $ 5,003,871        5,003,871
Goldman Sachs Group LP
   2.055%, 12/8/04 (l)                               2,500,000        2,500,000
Lehman Brothers, Inc.
   1.895%, 10/1/04                                  24,444,688       24,444,688
Morgan Stanley & Co.
   2.055%, 9/30/05 (l)                               9,500,000        9,500,000
Nordeutsche Landesbank NY
   1.855%, 3/30/06 (l)                               6,992,822        6,992,822
Nomura Securities
   1.945%, 10/1/04                                  35,000,000       35,000,000
                                                                 --------------
                                                                     83,441,381
                                                                 --------------
Time Deposit (3.0%)
JPMorgan Chase Nassau,
   1.26%, 10/1/04                                   28,588,255       28,588,255
                                                                 --------------
Total Short-Term Debt Securities (12.0%)
   (Amortized Cost $112,029,636)                                    112,029,636
                                                                 --------------
Total Investments (109.0%)
   (Cost/Amortized Cost $882,982,877)                             1,015,224,069
Other Assets Less Liabilities (-9.0%)                               (84,296,313)
                                                                 --------------
Net Assets (100%)                                                $  930,927,756
                                                                 ==============

----------
*    Non-income producing.
^    All, or a portion of security out on loan (See Note 1).
(l)  Floating rate security.

     Glossary:
     ADR - American Depositary Receipt
     REIT - Real Estate Investment Trust

Investment security transactions for the nine months ended September 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities                   $  162,692,172
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities                      116,734,131

As of September 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation                          $  147,474,922
Aggregate gross unrealized depreciation                             (19,416,060)
                                                                 --------------
Net unrealized appreciation                                      $  128,058,862
                                                                 ==============
Federal income tax cost of investments                           $  887,165,207
                                                                 ==============

At September 30, 2004, the Portfolio had loaned securities with a total value of $82,055,287. This was secured by collateral of $83,441,381 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $336,068,181 of which $144,463,608 expires in the year 2008, $146,635,332 expires in the year 2009,
$2,767,387 expires in the year 2010, and $42,201,854 expires in the year 2011.

Included in the capital loss carryforward amounts are $290,154,333 of losses acquired from EQ/MFS Research Portfolio as a result of a tax-free reorganization that occurred during the year 2002. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

                     See Notes to Portfolio of Investments.

EQ ADVISORS TRUST
EQ/CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2004 (Unaudited)

                                                       Number of       Value
                                                         Shares       (Note 1)
                                                       ---------   ------------
COMMON STOCKS:
Consumer Discretionary (9.8%)
Hotels, Restaurants & Leisure (0.9%)
Carnival Corp.                                           104,100   $  4,922,889
McDonald's Corp.                                          51,500      1,443,545
Starwood Hotels & Resorts Worldwide, Inc.                 39,000      1,810,380
                                                                   ------------
                                                                      8,176,814
                                                                   ------------
Internet & Catalog Retail (1.6%)
Amazon.com, Inc.*                                         37,700      1,540,422
eBay, Inc.*                                               92,292      8,485,327
IAC/InterActiveCorp*^                                    213,208      4,694,840
                                                                   ------------
                                                                     14,720,589
                                                                   ------------
Leisure Equipment & Products (0.2%)
Mattel, Inc.                                              91,200      1,653,456
                                                                   ------------
Media (3.6%)
Cablevision Systems New York Group, Class A*^            319,064      6,470,618
Clear Channel Communications, Inc.^                       36,300      1,131,471
Comcast Corp., Class A*                                   62,300      1,759,352
COX Communications, Inc., Class A*                        97,700      3,236,801
DIRECTV Group, Inc.*                                     195,933      3,446,461
Entercom Communications Corp.*                             8,100        264,546
Knight Ridder, Inc.                                       18,800      1,230,460
Omnicom Group, Inc.                                       21,500      1,570,790
Thomson Corp.                                             40,200      1,394,538
Time Warner, Inc.*                                       641,700     10,357,038
Viacom, Inc., Class B                                     56,100      1,882,716
Walt Disney Co.                                              100          2,255
                                                                   ------------
                                                                     32,747,046
                                                                   ------------
Multiline Retail (0.4%)
Dollar Tree Stores, Inc.*^                                83,100      2,239,545
Kohl's Corp.*                                             38,600      1,860,134
                                                                   ------------
                                                                      4,099,679
                                                                   ------------
Specialty Retail (3.1%)
Autonation, Inc.*                                        167,700      2,864,316
Boise Cascade Corp.                                       93,700      3,118,336
Lowe's Cos., Inc.                                        273,200     14,848,420
RadioShack Corp.                                          96,100      2,752,304
Williams-Sonoma, Inc.*                                   138,000      5,181,900
                                                                   ------------
                                                                     28,765,276
                                                                   ------------
Total Consumer Discretionary                                         90,162,860
                                                                   ------------
Consumer Staples (7.5%)
Beverages (2.0%)
Anheuser-Busch Cos., Inc.                                189,358      9,458,432
Pepsi Bottling Group, Inc.^                               89,400      2,427,210
PepsiCo, Inc.                                            138,800      6,752,620
                                                                   ------------
                                                                     18,638,262
                                                                   ------------
Food & Staples Retailing (1.5%)
Costco Wholesale Corp.^                                  274,300     11,399,908
Sysco Corp.                                               96,300      2,881,296
                                                                   ------------
                                                                     14,281,204
                                                                   ------------

Food Products (2.1%)
Campbell Soup Co.                                        236,900      6,228,101
H.J. Heinz Co.                                            49,600      1,786,592
Kraft Foods, Inc., Class A^                              170,800      5,417,776
Unilever N.V. (N.Y. Shares)                               95,600      5,525,680
                                                                   ------------
                                                                     18,958,149
                                                                   ------------
Household Products (0.7%)
Kimberly-Clark Corp.                                      47,000      3,035,730
Procter & Gamble Co.                                      61,600      3,333,792
                                                                   ------------
                                                                      6,369,522
                                                                   ------------
Personal Products (0.4%)
Avon Products, Inc.                                       48,000      2,096,640
Estee Lauder Cos., Inc., Class A                          45,200      1,889,360
                                                                   ------------
                                                                      3,986,000
                                                                   ------------
Tobacco (0.8%)
Altria Group, Inc.                                       149,872      7,049,979
                                                                   ------------
Total Consumer Staples                                               69,283,116
                                                                   ------------
Energy (9.1%)
Energy Equipment & Services (3.9%)
Baker Hughes, Inc.                                       123,500      5,399,420
BJ Services Co.                                           78,500      4,114,185
Schlumberger Ltd.                                        232,124     15,624,266
Transocean, Inc.*                                         96,700      3,459,926
Weatherford International Ltd.*                          147,724      7,536,879
                                                                   ------------
                                                                     36,134,676
                                                                   ------------
Oil & Gas (5.2%)
Devon Energy Corp.                                        26,300      1,867,563
Exxon Mobil Corp.                                        337,590     16,315,724
Royal Dutch Petroleum Co. (N.Y. Shares)                  255,300     13,173,480
Shell Transport & Trading Co. plc (ADR)^                  87,600      3,899,076
Unocal Corp.                                             245,400     10,552,200
Williams Cos., Inc.                                      139,800      1,691,580
                                                                   ------------
                                                                     47,499,623
                                                                   ------------
Total Energy                                                         83,634,299
                                                                   ------------
Financials (16.1%)
Capital Markets (0.4%)
Goldman Sachs Group, Inc.                                 14,800      1,379,952
State Street Corp.                                        56,500      2,413,115
                                                                   ------------
                                                                      3,793,067
                                                                   ------------
Commercial Banks (2.1%)
Wells Fargo & Co.                                        322,000     19,200,860
                                                                   ------------
Consumer Finance (2.8%)
AmeriCredit Corp.*^                                       92,100      1,923,048
SLM Corp.                                                539,807     24,075,392
                                                                   ------------
                                                                     25,998,440
                                                                   ------------
Diversified Financial Services (2.3%)
JPMorgan Chase & Co.                                     540,176     21,461,192
                                                                   ------------
Insurance (3.1%)
American International Group, Inc.                        95,600      6,499,844
Assurant, Inc.                                            12,000        312,000
Berkshire Hathaway, Inc., Class A*                           117     10,138,050
Chubb Corp.                                               45,400      3,190,712
Everest Reinsurance Group Ltd.                             8,100        602,073
Hartford Financial Services Group, Inc.                   46,800      2,898,324

XL Capital Ltd., Class A                                  68,100      5,038,719
                                                                   ------------
                                                                     28,679,722
                                                                   ------------
Real Estate (0.2%)
General Growth Properties, Inc. (REIT)^                   50,000      1,550,000
                                                                   ------------
Thrifts & Mortgage Finance (5.2%)
Fannie Mae                                               161,994     10,270,420
Freddie Mac                                              128,700      8,396,388
Golden West Financial Corp.                              145,400     16,132,130
IndyMac Bancorp, Inc.                                     18,300        662,460
PMI Group, Inc.                                          126,800      5,145,544
Washington Mutual, Inc.                                  181,600      7,096,928
                                                                   ------------
                                                                     47,703,870
                                                                   ------------
Total Financials                                                    148,387,151
                                                                   ------------
Health Care (17.5%)
Biotechnology (1.9%)
Amgen, Inc.*                                             221,700     12,565,956
Biogen Idec, Inc.*                                        37,391      2,287,207
ImClone Systems, Inc.*^                                   37,400      1,976,590
                                                                   ------------
                                                                     16,829,753
                                                                   ------------
Health Care Equipment & Supplies (2.7%)
Applied Biosystems Group                                 317,900      5,998,773
Becton, Dickinson & Co.                                   70,300      3,634,510
Boston Scientific Corp.*                                 166,900      6,630,937
Guidant Corp.                                             98,974      6,536,243
Medtronic, Inc.                                           41,100      2,133,090
                                                                   ------------
                                                                     24,933,553
                                                                   ------------
Health Care Providers & Services (2.2%)
Anthem, Inc.*^                                             6,200        540,950
CIGNA Corp.                                               24,200      1,685,046
DaVita, Inc.*                                             56,250      1,752,188
Lincare Holdings, Inc.*                                  281,200      8,354,452
PacifiCare Health Systems, Inc.*^                         45,400      1,666,180
Tenet Healthcare Corp.*                                  262,600      2,833,454
Triad Hospitals, Inc.*                                    58,800      2,025,072
WellPoint Health Networks, Inc.*                          15,600      1,639,404
                                                                   ------------
                                                                     20,496,746
                                                                   ------------
Pharmaceuticals (10.7%)
Allergan, Inc.                                           248,800     18,050,440
AstraZeneca plc (ADR)                                    756,200     31,102,506
Elan Corp. plc (ADR)*^                                    69,400      1,623,960
Eli Lilly & Co.                                          247,300     14,850,365
Forest Laboratories, Inc.*                               546,246     24,570,145
Pfizer, Inc.                                             153,639      4,701,353
Teva Pharmaceutical Industries Ltd. (ADR)                136,400      3,539,580
                                                                   ------------
                                                                     98,438,349
                                                                   ------------
Total Health Care                                                   160,698,401
                                                                   ------------
Industrials (8.0%)
Aerospace & Defense (1.8%)
Lockheed Martin Corp.                                      3,500        195,230
Northrop Grumman Corp.                                    63,000      3,359,790
Raytheon Co.                                              18,200        691,236
United Technologies Corp.                                133,231     12,441,111
                                                                   ------------
                                                                     16,687,367
                                                                   ------------
Building Products (1.0%)
American Standard Cos., Inc.*                            231,000      8,988,210
                                                                   ------------

Commercial Services & Supplies (0.3%)
Monster Worldwide, Inc.*^                                104,800      2,582,272
                                                                   ------------
Construction & Engineering (0.8%)
Fluor Corp.^                                             169,800      7,559,496
                                                                   ------------
Electrical Equipment (0.3%)
Emerson Electric Co.                                      49,500      3,063,555
                                                                   ------------
Industrial Conglomerates (2.2%)
General Electric Co.                                     571,828     19,201,984
Tyco International Ltd.                                   41,500      1,272,390
                                                                   ------------
                                                                     20,474,374
                                                                   ------------
Machinery (1.2%)
Illinois Tool Works, Inc.                                 32,200      3,000,074
Ingersoll-Rand Co., Class A                               73,700      5,009,389
Navistar International Corp.*^                            84,500      3,142,555
                                                                   ------------
                                                                     11,152,018
                                                                   ------------
Road & Rail (0.4%)
Canadian Pacific Railway Ltd.                             63,700      1,642,186
Union Pacific Corp.                                       30,700      1,799,020
                                                                   ------------
                                                                      3,441,206
                                                                   ------------
Total Industrials                                                    73,948,498
                                                                   ------------
Information Technology (18.3%)
Communications Equipment (2.9%)
Cisco Systems, Inc.*                                     457,412      8,279,157
JDS Uniphase Corp.*                                      325,400      1,096,598
Polycom, Inc.*                                            70,800      1,403,256
QUALCOMM, Inc.                                           394,200     15,389,568
                                                                   ------------
                                                                     26,168,579
                                                                   ------------
Computers & Peripherals (1.6%)
Apple Computer, Inc.*                                     65,900      2,553,625
Hewlett-Packard Co.                                       54,035      1,013,157
International Business Machines Corp.                     45,838      3,930,150
Lexmark International, Inc., Class A*                     24,000      2,016,240
Seagate Technology*^                                     125,100      1,691,352
Sun Microsystems, Inc.*                                  969,300      3,915,972
                                                                   ------------
                                                                     15,120,496
                                                                   ------------
Electronic Equipment & Instruments (1.5%)
Agilent Technologies, Inc.*                              254,504      5,489,651
Avnet, Inc.*                                             114,300      1,956,816
Flextronics International Ltd.*                          140,200      1,857,650
Jabil Circuit, Inc.*                                     186,100      4,280,300
                                                                   ------------
                                                                     13,584,417
                                                                   ------------
Internet Software & Services (0.5%)
Google, Inc., Class A*^                                   15,800      2,047,680
VeriSign, Inc.*                                          142,700      2,836,876
                                                                   ------------
                                                                      4,884,556
                                                                   ------------
IT Services (2.6%)
Affiliated Computer Services, Inc., Class A*             206,200     11,479,154
Automatic Data Processing, Inc.                          142,900      5,904,628
CheckFree Corp.*^                                        126,100      3,489,187
Sabre Holdings Corp., Class A^                           111,500      2,735,095
                                                                   ------------
                                                                     23,608,064
                                                                   ------------
Semiconductors & Semiconductor Equipment (5.9%)
Altera Corp.*                                            143,300      2,804,381
Applied Materials, Inc.*                               1,039,196     17,136,342
Applied Micro Circuits Corp.*^                           268,400        840,092

ASML Holding N.V. (N.Y. Shares)*^                        139,300      1,792,791
Credence Systems Corp.*^                                 110,000        792,000
Intel Corp.                                              221,203      4,437,332
KLA-Tencor Corp.*                                        300,700     12,473,036
Lam Research Corp.*^                                      70,400      1,540,352
Linear Technology Corp.^                                  59,900      2,170,776
Micron Technology, Inc.*                                 100,000      1,203,000
Novellus Systems, Inc.*^                                  60,500      1,608,695
PMC-Sierra, Inc.*                                        173,900      1,532,059
Teradyne, Inc.*^                                         241,100      3,230,740
Xilinx, Inc.                                             109,100      2,945,700
                                                                   ------------
                                                                     54,507,296
                                                                   ------------
Software (3.3%)
Cadence Design Systems, Inc.*^                           186,600      2,433,264
Microsoft Corp.                                          528,552     14,614,463
PeopleSoft, Inc.*                                        457,900      9,089,315
SAP AG (ADR)^                                            115,300      4,490,935
                                                                   ------------
                                                                     30,627,977
                                                                   ------------
Total Information Technology                                        168,501,385
                                                                   ------------
Materials (2.3%)
Chemicals (1.5%)
Air Products & Chemicals, Inc.                            88,807      4,829,325
Dow Chemical Co.                                          35,700      1,612,926
DuPont (E.I.) de Nemours & Co.                           174,150      7,453,620
                                                                   ------------
                                                                     13,895,871
                                                                   ------------
Metals & Mining (0.4%)
Alcoa, Inc.                                              112,600      3,782,234
                                                                   ------------
Paper & Forest Products (0.4%)
International Paper Co.                                   73,200      2,958,012
                                                                   ------------
Total Materials                                                      20,636,117
                                                                   ------------
Telecommunication Services (3.9%)
Diversified Telecommunication Services (3.9%)
AT&T Corp.                                               135,940      1,946,661
SBC Communications, Inc.                                  70,000      1,816,500
Sprint Corp.                                           1,389,500     27,970,635
Verizon Communications, Inc.                             106,300      4,186,094
                                                                   ------------
Total Telecommunication Services                                     35,919,890
                                                                   ------------
Utilities (2.8%)
Electric Utilities (0.2%)
American Electric Power Co., Inc.                         51,700      1,652,332
                                                                   ------------
Gas Utilities (1.0%)
Kinder Morgan Management LLC*                            156,721      6,507,056
Kinder Morgan, Inc.                                       17,740      1,114,427
NiSource, Inc.                                            68,500      1,439,185
                                                                   ------------
                                                                      9,060,668
                                                                   ------------
Multi-Utilities & Unregulated Power (1.6%)
AES Corp.*                                               456,600      4,561,434
Duke Energy Corp.                                        316,700      7,249,263
Equitable Resources, Inc.                                 52,800      2,867,568
                                                                   ------------
                                                                     14,678,265
                                                                   ------------
Total Utilities                                                      25,391,265
                                                                   ------------
Total Common Stocks (95.3%)
   (Cost $777,643,672)                                              876,562,982
                                                                   ------------

CONVERTIBLE PREFERRED STOCKS:
Materials (0.2%)
Metals & Mining (0.2%)
Phelps Dodge Corp.
   6.75%, 8/15/05^ (Cost $1,020,741)                      10,900      2,103,700
                                                                   ------------

                                                      Principal
                                                        Amount
                                                     -----------
SHORT-TERM DEBT SECURITIES:
Short-Term Investments of Cash Collateral
   for Securities Loaned (7.6%)
Deutsche Bank NY
   1.975%, 2/22/05 (l)                               $ 2,000,700      2,000,700
General Electric Capital Corp.
   1.979%, 5/12/06 (l)                                 2,008,596      2,008,596
Goldman Sachs Group LP
   2.055%, 12/8/04 (l)                                 4,500,000      4,500,000
Lehman Brothers, Inc.
   1.895%, 10/1/04                                    23,640,390     23,640,390
Morgan Stanley & Co.
   2.055%, 9/30/05 (l)                                 3,000,000      3,000,000
Nordeutsche Landesbank NY
   1.855%, 3/30/06 (l)                                 5,993,847      5,993,847
Nomura Securities
   1.945%, 10/1/04                                    20,000,000     20,000,000
Westdeutsche Landesbank NY
   1.840%, 6/22/05 (l)                                 8,996,371      8,996,371
                                                                   ------------
                                                                     70,139,904
                                                                   ------------
Time Deposit (4.9%)
JPMorgan Chase Nassau,
   1.26%, 10/1/04                                     44,756,121     44,756,121
                                                                   ------------
Total Short-Term Debt Securities (12.5%)
   (Amortized Cost $114,896,025)                                    114,896,025
                                                                   ------------
Total Investments (108.0%)
   (Cost/Amortized Cost $893,560,438)                               993,562,707
Other Assets Less Liabilities (-8.0%)                               (73,516,442)
                                                                   ------------
Net Assets (100%)                                                  $920,046,265
                                                                   ============

----------
*    Non-income producing.
^    All, or a portion of security out on loan (See Note 1).
(l)  Floating Rate Security. Rate disclosed is as of September 30, 2004.

     Glossary:
     ADR - American Depositary Receipt
     REIT - Real Estate Investment Trust

Investment security transactions for the nine months ended September 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities                     $239,988,454
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities                       78,631,873

As of September 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation                            $119,428,864
Aggregate gross unrealized depreciation                             (23,949,384)
                                                                   ------------
Net unrealized appreciation                                        $ 95,479,480
                                                                   ============

Federal income tax cost of investments                             $898,083,227
                                                                   ============

At September 30, 2004, the Portfolio has loaned securities with a total value of $69,206,735. This was secured by collateral of $70,139,904 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $22,241,634 of which $22,903 expires in the year 2007, $1,347,041 expires in the year 2008, $1,253,470 expires in the year 2009, $7,631,204 expires in the year 2010, and $11,987,016 expires in the year 2011.

Included in the capital loss carryforward amounts are $2,623,414 of losses acquired from EQ/AXA New Dimensions Portfolio as a result of a tax-free reorganization that occurred during the year 2002. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

                     See Notes to Portfolio of Investments.

EQ ADVISORS TRUST
EQ/EMERGING MARKETS EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2004 (Unaudited)

                                                       Number          Value
                                                     of Shares       (Note 1)
                                                   -------------   ------------
COMMON STOCKS:
Brazil (10.4%)
Banco Bradesco S.A. (ADR)                                 39,731    $ 2,093,824
Banco Bradesco S.A. (Preference)                          51,376      2,698,183
Banco Itau Holding Financeira S.A. (ADR)                  63,380      3,517,590
Banco Itau Holding Financeira S.A. (Preference)       30,107,538      3,332,996
Braskem S.A. (ADR)*                                       23,800        787,304
Braskem S.A. (Preference)*                            14,968,000        497,886
Cia Energetica de Minas Gerais S.A. (ADR)                 95,600      2,031,500
Cia Energetica de Minas Gerais S.A. (Preference)      79,895,000      1,704,650
Cia Siderurgica Nacional S.A. (ADR)                       77,200      1,198,916
Cia Vale do Rio Doce (ADR)                                50,274      1,129,657
Cia Vale do Rio Doce (Preference)                          5,314        102,358
Cia Vale do Rio Doce (Special ADR)                       434,764      8,369,207
Lojas Arapua S.A. (Preference) (b)*+                   1,248,000             --
Petroleo Brasileiro S.A. (ADR)                           239,294      7,638,265
Petroleo Brasileiro S.A. (Preference ADR)                227,383      8,015,251
Petroleo Brasileiro S.A. (Preference)                     18,780        616,804
Telesp Celular Participacoes S.A. (ADR)*                 256,600      1,585,788
Telesp Celular Participacoes S.A. (Preference)* 893,986,401 2,185,717 Usinas Siderurgicas De Minas Gerais S.A.
   (Preference)                                           11,785        181,371
Votorantim Celulose e Papel S.A. (ADR)                    71,900      2,484,145
                                                                   ------------
                                                                     50,171,412
                                                                   ------------
Chile (0.7%)
Enersis S.A. (ADR)                                       502,100      3,635,204
                                                                   ------------
China (3.1%)
AviChina Industry & Technology Co., Class H^           4,563,000        468,117
China Life Insurance Co., Ltd., Class H*               3,252,000      2,085,137
China Oilfield Services Ltd., Class H^                 5,144,000      1,517,200
China Petroleum & Chemical Corp., Class H              2,528,000      1,029,283
Hainan Meilan International Airport Co., Ltd.,
   Class H                                               928,000        767,576
Huaneng Power International, Inc., Class H             1,724,000      1,392,810
Lianhua Supermarket Holdings Co., Ltd., Class H          849,000      1,007,079
Ping An Insurance Group Co. of China Ltd.,
   Class H*(S)                                         1,356,000      1,991,036
SINA Corp.*                                               13,100        333,919
Sinopec Zhenhai Refining & Chemical Co., Ltd.,
   Class H^                                            1,452,000      1,526,843
Tom Online, Inc., Class H*                             2,723,000        384,109
Wumart Stores, Inc., Class H*                            445,000        878,809
Yanzhou Coal Mining Co., Ltd., Class H^                1,312,000      1,699,297
                                                                   ------------
                                                                     15,081,215
                                                                   ------------
Colombia (0.3%)
BanColombia S.A. (ADR)                                   196,800      1,594,080
                                                                   ------------
Egypt (2.1%)
Eastern Tobacco                                           73,137      1,454,764
Egyptian Co. for Mobile Services                         276,012      4,954,050
Orascom Construction Industries                          168,209      3,653,386
Orascom Construction Industries (GDR)*                       514         22,076
                                                                   ------------
                                                                     10,084,276
                                                                   ------------
Greece (0.0%)
Hellenic Telecommunications S.A. (ADR)                         1              7
                                                                   ------------

Hong Kong (3.2%)
Asia Aluminum Holdings Ltd.                           13,110,000      1,429,011
China Resources Power Holdings Co.                     1,192,000        684,043
CNOOC Ltd.                                             7,788,000      4,069,748
Fountain Set (Holdings) Ltd.                           2,099,000      1,574,644
Grande Holdings Ltd.                                     772,000        663,294
Hopewell Highway Infrastructure Ltd.                   2,183,000      1,371,715
Kingboard Chemicals Holdings Ltd.                        631,000      1,294,682
Moulin International Holdings                            878,000        498,221
Norstar Founders Group Ltd.^                           2,429,000        545,104
Shougang Concord Century Holdings Ltd.                 4,924,000        517,781
TPV Technology Ltd.                                    3,421,000      2,194,512
Victory City International Holdings Ltd.               1,622,000        624,002
                                                                   ------------
                                                                     15,466,757
                                                                   ------------
India (5.5%)
ABB Ltd. (India)                                          67,500      1,104,505
Bharat Heavy Electricals Ltd.                            232,676      2,903,139
Cipla Ltd.                                               256,500      1,650,801
Container Corp. of India Ltd.                             73,056      1,166,593
GlaxoSmithkline Pharmaceuticals Ltd.                      75,500      1,105,911
Grasim Industries Ltd.                                    62,000      1,546,967
HDFC Bank Ltd.                                            95,000        831,973
Hero Honda Motors Ltd.                                   168,715      1,642,771
Hindalco Industries Ltd.                                  44,207      1,295,265
Hindustan Lever Ltd.                                     350,369        955,517
Housing Development Finance Corp.                        115,000      1,524,500
Industrial Development Bank of India Ltd.*               592,000      1,160,835
Infosys Technologies Ltd.                                 73,180      2,696,842
Mahanager Telephone Nigam                                377,000      1,157,636
Mahindra & Mahindra Ltd.                                 100,000        930,652
Oil & Natural Gas Corp., Ltd.                            100,450      1,634,605
Siemens India Ltd.                                        24,500        597,188
State Bank of India Ltd.+                                 75,500        822,244
Steel Authority of India*                              1,795,699      1,819,121
                                                                   ------------
                                                                     26,547,065
                                                                   ------------
Indonesia (2.5%)
PT Bank Central Asia Tbk                               6,913,000      1,509,389
PT Bank International Indonesia Tbk*                  34,843,000        608,611
PT Bank Mandiri Persero Tbk                           10,877,000      1,721,796
PT Bank Rakyat Indonesia                               7,946,000      1,778,308
PT Bumi Resources Tbk*                                24,187,500      1,980,417
PT Gudang Garam Tbk                                      664,500        943,068
PT Indocement Tunggal Prakarsa Tbk*                    4,748,000      1,010,764
PT Ramayana Lestari Sentosa Tbk                        2,773,500      1,286,831
PT Telekomunikasi Indonesia Tbk                        3,027,000      1,371,403
                                                                   ------------
                                                                     12,210,587
                                                                   ------------
Israel (0.9%)
Check Point Software Technologies Ltd.*                  256,619      4,354,825
ECI Telecom Ltd.*                                              1              7
                                                                   ------------
                                                                      4,354,832
                                                                   ------------
Japan (0.0%)
Sansui Electric Co., Ltd.*                               386,000        112,072
                                                                   ------------
Malaysia (1.2%)
Commerce Asset Holding Bhd.                              847,000      1,003,026
Magnum Corp. Bhd.                                      1,888,000      1,197,390
Resorts World Bhd.                                       363,000        955,263
SP Setia Bhd.                                          1,216,000      1,184,000
Tenaga Nasional Bhd.                                     163,000        471,842

YTL Corp. Bhd.                                           683,000        790,842
                                                                   ------------
                                                                      5,602,363
                                                                   ------------
Mexico (7.9%)
America Movil S.A. de C.V. (ADR)                         320,960     12,527,069
Cemex S.A. de C.V. (ADR)                                  77,006      2,166,949
Cemex S.A. de C.V. (CPO)                                  23,321        130,978
Fomento Economico Mexicano S.A. de C.V. (ADR)             38,200      1,687,676
Grupo Financiero Banorte S.A. de C.V.                    179,700        845,508
Grupo Televisa S.A. (ADR)                                172,400      9,090,652
Telefonos de Mexico S.A. de C.V., Class L (ADR)           23,501        758,377
Wal-Mart de Mexico S.A. de C.V.,
   Series C                                               49,241      1,669,078
   Series V                                            2,713,240      9,197,145
                                                                   ------------
                                                                     38,073,432
                                                                   ------------
Morocco (0.4%)
Banque Marocaine du Commerce Exterieur                    28,700      1,741,528
                                                                   ------------
Peru (0.2%)
Cia de Minas Buenaventura S.A. (ADR)                      48,900      1,161,375
                                                                   ------------
Poland (1.1%)
Telekomunikacja Polska S.A.                              254,411      1,100,265
Telekomunikacja Polska S.A. (GDR)                        999,300      4,326,969
                                                                   ------------
                                                                      5,427,234
                                                                   ------------
Russia (8.3%)

LUKOIL (ADR)                                              84,889     10,526,236
MMC Norilsk Nickel (ADR)                                  11,600        741,240
Mobile Telesystems (ADR)(S)                               30,620      4,439,594
OAO Gazprom (ADR)^                                       252,600      9,043,080
Sberbank RF (Registered) (GDR)*                           63,300      2,625,861
Surgutneftegaz (ADR)                                      31,073      1,491,504
Surgutneftegaz (Preference ADR)                          129,527      4,714,783
Uralsvyazinform (ADR)                                    159,400      1,182,748
Vimpel-Communications (ADR)*                              18,200      1,980,160
VolgaTelecom (ADR)*                                      209,100      1,227,417
YUKOS (ADR)                                              139,043      2,230,250
                                                                   ------------
                                                                     40,202,873
                                                                   ------------
South Africa (13.5%)
African Bank Investments Ltd.                          3,088,600      6,196,280
African Life Assurance Co., Ltd.                       1,024,300      2,254,251
Anglo American Platinum Corp., Ltd.                       58,600      2,461,653
Anglo American plc (Johannesburg Exchange)               202,404      4,813,933
Anglo American plc (London Exchange)                      58,129      1,393,731
AngloGold Ashanti Ltd.                                    13,000        500,364
AngloGold Ashanti Ltd. (ADR)                               8,092        314,779
AVI Ltd.                                                 415,800      1,338,908
Edgars Consolidated Stores Ltd.                          113,500      3,313,148
Gold Fields Ltd.                                         128,500      1,736,486
Gold Fields Ltd. (ADR)                                    28,700        391,755
Harmony Gold Mining Co., Ltd.                            180,200      2,451,833
Harmony Gold Mining Co., Ltd. (ADR)                       90,200      1,228,524
Impala Platinum Holdings Ltd.                             30,120      2,414,252
Ispat Iscor Ltd.                                         120,500        865,181
Kumba Resources Ltd.                                     250,700      1,519,687
Massmart Holdings Ltd.                                   641,700      3,884,887
MTN Group Ltd.                                         1,534,280      7,302,936
Sanlam Ltd.                                            1,510,900      2,557,446
Sappi Ltd.                                               286,300      4,045,784
Sappi Ltd. (ADR)                                           3,800         54,416
Shoprite Holdings Ltd.                                 2,300,500      3,659,483

Standard Bank Group Ltd.                                 523,410      4,115,336
Steinhoff International Holdings Ltd.                  2,341,980      3,526,534
Telkom South Africa Ltd.                                 254,420      2,891,940
                                                                   ------------
                                                                     65,233,527
                                                                   ------------
South Korea (14.0%)
Cheil Industries, Inc.                                   155,100      2,310,000
Daewoo Shipbuilding & Marine
   Engineering Co., Ltd.                                  48,400        704,038
Daishin Securities Co., Ltd.                              94,390      1,172,190
Daishin Securities Co., Ltd. (Non-Voting)                 68,740        519,356
Doosan Heavy Industries and
   Construction Co., Ltd.                                 14,640        143,031
Handsome Co., Ltd.                                       168,660      1,472,022
Hankook Tire Co., Ltd.                                   496,970      4,466,904
Hyundai Department Store Co., Ltd.                        16,300        460,052
Hyundai Mobis                                            106,220      5,350,204
Hyundai Motor Co.                                         27,550      1,270,434
Hyundai Motor Co. (Non-Voting)                            18,100        468,415
Korean Air Lines Co., Ltd.*                              180,480      2,468,571
KT&G Corp.                                                90,940      2,404,796
LG Engineering & Construction Corp.                       36,900        672,948
LG Investment & Securities Co.*                          428,200      2,833,595
Orion Corp.                                               21,560      1,608,340
Pusan Bank                                               217,940      1,315,400
Samsung Electronics Co., Ltd.                             45,505     18,099,253
Samsung Electronics Co., Ltd. (Non-Voting)                11,215      2,936,450
Samsung SDI Co., Ltd.                                    130,830     12,895,532
Shinhan Financial Group Co., Ltd.                        164,070      2,835,426
SK Telecom Co., Ltd.                                       2,085        317,775
STX Shipbuilding Co., Ltd.                               113,280      1,121,487
                                                                   ------------
                                                                     67,846,219
                                                                   ------------
Taiwan (10.5%)
Acer, Inc.                                             1,098,653      1,487,726
Asia Optical Co., Inc.                                   807,523      3,898,551
Catcher Technology Co., Ltd.                             252,000        704,739
Cathay Financial Holding Co., Ltd.                     1,302,000      2,452,988
Cheng Shin Rubber Industry Co., Ltd.                     814,328        997,234
Chinatrust Financial Holding Co., Ltd.                 2,858,671      3,079,993
CTCI Corp.                                             2,470,817      1,323,782
Cyberlink Corp.                                          390,611        925,646
Delta Electronics, Inc.                                  401,000        560,715
Eva Airways Corp.                                      1,238,244        481,155
Evergreen Marine Corp.                                   659,195        646,193
Faraday Technology Corp.                                 198,024        291,469
Fubon Financial Holding Co., Ltd.                      1,671,000      1,534,742
Hon Hai Precision Industry Co., Ltd.                   1,405,243      4,839,960
Infortrend Technology, Inc.                              765,315      1,577,040
Kaulin Manufacturing Co., Ltd.                           476,100        525,574
Largan Precision Co., Ltd.                               210,551      1,481,357
MediaTek, Inc.                                           494,434      3,318,544
Mega Financial Holding Co., Ltd.                       1,564,000        985,269
Novatek Microelectronics Corp., Ltd.                     266,626        706,398
Phoenixtec Power Co., Ltd.                             1,105,845      1,057,991
Polaris Securities Co., Ltd.                           3,801,948      1,913,845
Richtek Technology Corp.                                 157,300        307,932
Shin Kong Financial Holdings Co., Ltd.                 2,093,000      1,706,685
Springsoft, Inc.                                         663,043      1,229,665
Sunplus Technology Co., Ltd.                             663,600        943,535
Taishin Financial Holdings Co., Ltd.                   2,236,683      1,804,095

Taiwan Cellular Corp.                                  1,696,000      1,627,601
Taiwan Cement Corp.                                    6,131,319      3,393,253
Tsann Kuen Enterprise Co.                                682,275        819,453
Waffer Technology Co., Ltd.                              782,000      1,300,648
Ya Hsin Industrial Co., Ltd.                           2,854,979      2,580,155
Yuanta Core Pacific Securities Co.*                      319,000        225,375
                                                                   ------------
                                                                     50,729,308
                                                                   ------------
Thailand (5.2%)
Advanced Information Service PCL (Foreign)             1,287,200      3,107,302
Asian Property Development PCL                         6,935,800        649,629
Bangkok Bank PCL (Foreign)*                            1,785,400      4,245,308
Banpu PCL (Foreign)                                      318,100      1,228,630
C.P. Seven Eleven PCL (Foreign)                          818,900      1,146,559
Italian-Thai Development PCL (Foreign)                 7,095,900      1,575,915
Kasikornbank PCL (NVDR)*                                 727,400        790,175
Kasikornbank PCL (Foreign)*                            1,718,600      1,929,147
Krung Thai Bank PCL (Foreign)                          5,446,900      1,065,055
Lalin Property PCL (Foreign)                           1,691,000        273,499
Land and Houses PCL (Foreign)                          5,716,100      1,310,874
MBK PCL (Foreign)                                        296,300        361,211
PTT PCL (Foreign)                                        661,400      2,746,187
Ratchaburi Electricity Generating Holding
   PCL (Foreign)                                         504,000        456,246
Siam City Bank PCL (Foreign)                             719,400        394,216
Siam Commercial Bank PCL (Foreign)                       755,300        806,808
Siam Makro PCL (Foreign)                                 141,700        155,639
Sino Thai Engineering & Construction
   PCL (Foreign)                                       1,819,500        388,716
Thai Airways International PCL (Foreign)                 882,100      1,038,078
Total Access Communication PCL*                          502,000      1,686,720
                                                                   ------------
                                                                     25,355,914
                                                                   ------------
Turkey (4.7%)
Akbank T.A.S.                                      1,033,472,747      4,667,961
Akcansa Cimento A.S.                                 886,380,075      2,472,797
Arcelik A.S.*                                        379,727,150      2,219,594
Enka Insaat ve Sanayi A.S.                            76,483,000      1,790,784
Hurriyet Gazetecilik A.S.                          1,431,764,010      2,591,536
Trakya Cam Sanayi A.S.                               757,326,441      1,911,551
Turkcell Iletism Hizmetleri A.S.                     570,208,938      2,537,629
Turkiye Garanti Bankasi A.S.*                        811,139,700      2,720,861
Yapi Ve Kredi Bankasi A.S.*                          731,074,000      1,918,128
                                                                   ------------
                                                                     22,830,841
                                                                   ------------
Total Common Stocks (95.7%)
   (Cost $399,604,874)                                              463,462,121
                                                                   ------------

                                                      Number of
                                                       Warrants
                                                     -----------
WARRANTS:
Hong Kong (0.0%)
Kingboard Chemicals Holdings Ltd.,
   expiring 12/31/06*+ (Cost $-)                          63,100             --
                                                                   ------------

                                                       Principal
                                                        Amount
                                                      ----------
SHORT-TERM DEBT SECURITIES:
Short-Term Investments of Cash Collateral
   for Securities Loaned (1.8%)
Lehman Brothers, Inc.
   1.895%, 10/1/04 (Amortized Cost $8,444,025)        $8,444,025      8,444,025
                                                                   ------------
Total Investments (97.5%)
   (Cost/Amortized Cost $408,048,899)                               471,906,146
Other Assets Less Liabilities (2.5%)                                 12,150,431
                                                                   ------------
Net Assets (100%)                                                  $484,056,577
                                                                   ============

Market Sector Diversification
As a Percentage of Total Equity Investments

Consumer Discretionary                                      12.1%
Consumer Staples                                             6.7
Energy                                                      12.2
Financials                                                  19.9
Health Care                                                  0.7
Industrials                                                  7.1
Information Technology                                      13.8
Materials                                                   12.5
Telecommunication Services                                  12.6
Utilities                                                    2.4
                                                      ----------
                                                           100.0%
                                                      ==========

----------
*    Non-income producing.
^    All, or a portion of security out on loan (See Note 1).
+ Securities (totalling $822,244 or 0.17% of net assets) valued at fair value.
(S) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2004, the market value of these securities amounted to $6,430,630 or 1.33% of net assets.
(b)  Illiquid Security.

     Glossary:
     ADR - American Depositary Receipt
     CPO - Certificate of Participation
     GDR - Global Depositary Receipt
     NVDR - Non-Voting Depositary Receipt

Investment security transactions for the nine months ended September 30, 2004 were as follows:

Cost of Purchases:                                                 $272,995,659
Stocks and long-term corporate debt securities
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities                      194,302,618

As of September 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation                            $ 75,830,747
Aggregate gross unrealized depreciaton                              (15,923,104)
                                                                   ------------
Net unrealized appreciation                                        $ 59,907,643
                                                                   ============

Federal income tax cost of investments                             $411,998,503
                                                                   ============

At September 30, 2004, the Portfolio had loaned securites with a total value of $7,910,265. This was secured by collateral of $8,444,025 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the nine months ended September 30, 2004, the Portfolio incurred approximately $965 as brokerage commissions with Morgan Stanley & Co., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $102,385,427, of which $73,514,457 expires in the year 2009 and $28,870,970 expires in the year 2010.

                     See Notes to Portfolio of Investments.

EQ ADVISORS TRUST
EQ/ENTERPRISE CAPITAL APPRECIATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2004 (Unaudited)

                                                          Number       Value
                                                        of Shares     (Note 1)
                                                        ---------   -----------
COMMON STOCKS:
Consumer Discretionary (21.7%)
Hotels, Restaurants & Leisure (7.1%)
Four Seasons Hotels, Inc.                                  31,874   $ 2,043,123
MGM Mirage, Inc.*                                           1,294        64,247
Royal Caribbean Cruises Ltd.                               15,184       662,022
Starbucks Corp.*                                           16,860       766,456
Wynn Resorts Ltd.*                                          2,334       120,645
                                                                    -----------
                                                                      3,656,493
                                                                    -----------
Household Durables (3.1%)
Lennar Corp., Class A                                      18,757       892,833
Lennar Corp., Class B                                       3,416       149,621
MDC Holdings, Inc.                                          7,974       582,899
                                                                    -----------
                                                                      1,625,353
                                                                    -----------
Internet & Catalog Retail (2.7%)
eBay, Inc.*                                                15,146     1,392,523
                                                                    -----------
Specialty Retail (6.4%)
Bed Bath & Beyond, Inc.*                                    4,700       174,417
Lowe's Cos., Inc.                                          29,045     1,578,596
Tiffany & Co.                                              50,637     1,556,581
                                                                    -----------
                                                                      3,309,594
                                                                    -----------
Textiles, Apparel & Luxury Goods (2.4%)
Nike, Inc., Class B                                        15,476     1,219,509
                                                                    -----------
Total Consumer Discretionary                                         11,203,472
                                                                    -----------
Consumer Staples (6.8%)
Beverages (0.9%)
PepsiCo, Inc.                                               8,820       429,093
                                                                    -----------
Food & Staples Retailing (2.6%)
CVS Corp.                                                  10,035       422,774
Wal-Mart Stores, Inc.                                      17,500       931,000
                                                                    -----------
                                                                      1,353,774
                                                                    -----------
Household Products (3.3%)
Procter & Gamble Co.                                       31,632     1,711,924
                                                                    -----------
Total Consumer Staples                                                3,494,791
                                                                    -----------
Financials (18.1%)
Capital Markets (4.0%)
Goldman Sachs Group, Inc.                                   9,649       899,673
Merrill Lynch & Co., Inc.                                  23,255     1,156,238
                                                                    -----------
                                                                      2,055,911
                                                                    -----------
Commercial Banks (0.2%)
UCBH Holdings, Inc.                                         2,421        94,589
                                                                    -----------
Consumer Finance (5.7%)
SLM Corp.                                                  66,432     2,962,867
                                                                    -----------
Diversified Financial Services (4.7%)
Citigroup, Inc.                                            55,716     2,458,190
                                                                    -----------

Thrifts & Mortgage Finance (3.5%)
Countrywide Financial Corp.                                45,358     1,786,652
                                                                    -----------
Total Financials                                                      9,358,209
                                                                    -----------
Health Care (23.3%)
Biotechnology (5.6%)
Genentech, Inc.*                                           55,150     2,890,963
                                                                    -----------
Health Care Equipment & Supplies (9.3%)
Boston Scientific Corp.*                                   33,917     1,347,523
Medtronic, Inc.                                            20,006     1,038,311
St. Jude Medical, Inc.*                                     5,356       403,146
Wright Medical Group, Inc.*                                 2,745        68,954
Zimmer Holdings, Inc.*                                     24,597     1,944,147
                                                                    -----------
                                                                      4,802,081
                                                                    -----------
Health Care Providers & Services (8.4%)
Quest Diagnostics, Inc.                                     9,875       871,172
UnitedHealth Group, Inc.                                   47,294     3,487,460
                                                                    -----------
                                                                      4,358,632
                                                                    -----------
Total Health Care                                                    12,051,676
                                                                    -----------
Industrials (12.6%)
Aerospace & Defense (1.3%)
General Dynamics Corp.                                        205        20,931
Honeywell International, Inc.                              18,119       649,747
                                                                    -----------
                                                                        670,678
                                                                    -----------
Air Freight & Logistics (2.5%)
FedEx Corp.                                                14,962     1,282,094
                                                                    -----------
Industrial Conglomerates (5.5%)
General Electric Co.                                       68,150     2,288,477
Tyco International Ltd.                                    19,031       583,490
                                                                    -----------
                                                                      2,871,967
                                                                    -----------
Machinery (3.3%)
Caterpillar, Inc.                                          20,951     1,685,508
                                                                    -----------
Total Industrials                                                     6,510,247
                                                                    -----------
Information Technology (14.8%)
Communications Equipment (6.5%)
Motorola, Inc.                                             18,354       331,106
QUALCOMM, Inc.                                             77,730     3,034,579
                                                                    -----------
                                                                      3,365,685
                                                                    -----------
Computers & Peripherals (2.0%)
Dell, Inc.*                                                29,334     1,044,290
                                                                    -----------
Semiconductors & Semiconductor Equipment (2.4%)
Samsung Electronics Co., Ltd.                               3,100     1,233,001
                                                                    -----------
Software (3.9%)
Electronic Arts, Inc.*                                     23,521     1,081,731
Microsoft Corp.                                            34,100       942,865
                                                                    -----------
                                                                      2,024,596
                                                                    -----------
Total Information Technology                                          7,667,572
                                                                    -----------
Materials (0.3%)
Chemicals (0.3%)
Monsanto Co.                                                4,468       162,725
                                                                    -----------

Telecommunication Services (1.2%)
Diversified Telecommunication Services (1.2%)
Verizon Communications, Inc.                               15,978       629,214
                                                                    -----------
Total Common Stocks (98.8%)
   (Cost $38,681,472)                                                51,077,906
                                                                    -----------
                                                        Principal
                                                          Amount
                                                        ---------
SHORT-TERM DEBT SECURITIES:
Time Deposit (0.9%)
JPMorgan Chase Nassau,
   1.26%, 10/1/04 (Amortized Cost $467,547)              $467,547       467,547
                                                                    -----------
Total Investments (99.7%)
   (Cost/Amortized Cost $39,149,019)                                 51,545,453
Other Assets Less Liabilities (0.3%)                                    179,707
                                                                    -----------
Net Assets (100%)                                                   $51,725,160
                                                                    ===========

----------
*    Non-income producing.

Investment security transactions for the nine months ended September 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities                      $28,562,902
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities                       32,409,072

As of September 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation                             $12,676,869
Aggregate gross unrealized depreciation                                (523,348)
                                                                    -----------
Net unrealized appreciation                                         $12,153,521
                                                                    ===========
Federal income tax cost of investments                              $39,391,932
                                                                    ===========

For the nine months ended September 30, 2004, the Portfolio incurred approximately $240 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $26,887,856, of which $6,085,526 expires in the year 2008, $14,631,447 expires in the year 2009, and $6,170,883 expires in the year 2010.

                     See Notes to Portfolio of Investments.

EQ ADVISORS TRUST
EQ/ENTERPRISE DEEP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2004 (Unaudited)

                                                         Number of      Value
                                                           Shares      (Note 1)
                                                         ---------   ----------
COMMON STOCKS:
Consumer Discretionary (11.2%)
Automobiles (1.3%)
General Motors Corp.                                         1,780   $   75,614
                                                                     ----------
Hotels, Restaurants & Leisure (2.5%)
McDonald's Corp.                                             5,020      140,711
                                                                     ----------
Media (4.7%)
Comcast Corp., Class A*                                      4,600      129,904
Time Warner, Inc.*                                           8,410      135,737
                                                                     ----------
                                                                        265,641
                                                                     ----------
Multiline Retail (1.9%)
Dollar General Corp.                                         5,310      106,997
                                                                     ----------
Textiles, Apparel & Luxury Goods (0.8%)
Nike, Inc., Class B                                            600       47,280
                                                                     ----------
Total Consumer Discretionary                                            636,243
                                                                     ----------
Consumer Staples (6.4%)
Beverages (0.8%)
PepsiCo, Inc.                                                  950       46,217
                                                                     ----------
Food & Staples Retailing (2.4%)
CVS Corp.                                                    3,190      134,395
                                                                     ----------
Food Products (2.4%)
Kellogg Co.                                                  3,190      136,085
                                                                     ----------
Household Products (0.8%)
Kimberly-Clark Corp.                                           720       46,505
                                                                     ----------
Total Consumer Staples                                                  363,202
                                                                     ----------
Energy (10.6%)
Energy Equipment & Services (1.4%)
GlobalSantaFe Corp.                                          2,600       79,690
                                                                     ----------
Oil & Gas (9.2%)
ConocoPhillips                                                 900       74,565
Exxon Mobil Corp.                                            6,390      308,829
Shell Transport & Trading Co. plc (ADR)                      3,150      140,206
                                                                     ----------
                                                                        523,600
                                                                     ----------
Total Energy                                                            603,290
                                                                     ----------
Financials (23.8%)
Capital Markets (2.1%)
Goldman Sachs Group, Inc.                                      420       39,161
Morgan Stanley                                               1,620       79,866
                                                                     ----------
                                                                        119,027
                                                                     ----------
Commercial Banks (10.6%)
Bank of America Corp.                                        5,900      255,647
National City Corp.                                          4,940      190,783
SunTrust Banks, Inc.                                           800       56,328

Wells Fargo & Co.                                            1,750      104,352
                                                                     ----------
                                                                        607,110
                                                                     ----------
Diversified Financial Services (7.5%)
Citigroup, Inc.                                              5,960      262,955
JPMorgan Chase & Co.                                         2,718      107,986
Principal Financial Group                                    1,600       57,552
                                                                     ----------
                                                                        428,493
                                                                     ----------
Insurance (1.5%)
Ace Ltd.                                                       440       17,627
Chubb Corp.                                                    420       29,518
Marsh & McLennan Cos., Inc.                                    170        7,779
St. Paul Travelers Cos., Inc.                                  870       28,762
                                                                     ----------
                                                                         83,686
                                                                     ----------
Thrifts & Mortgage Finance (2.1%)
Fannie Mae                                                   1,330       84,322
Washington Mutual, Inc.                                        860       33,609
                                                                     ----------
                                                                        117,931
                                                                     ----------
Total Financials                                                      1,356,247
                                                                     ----------
Health Care (11.1%)
Health Care Equipment & Supplies (2.2%)
Baxter International, Inc.                                   2,750       88,440
Beckman Coulter, Inc.                                          630       35,356
                                                                     ----------
                                                                        123,796
                                                                     ----------
Health Care Providers & Services (1.7%)
Anthem, Inc.*                                                1,100       95,975
                                                                     ----------
Pharmaceuticals (7.2%)
Pfizer, Inc.                                                 7,770      237,762
Watson Pharmaceuticals, Inc.*                                2,300       67,758
Wyeth                                                        2,800      104,720
                                                                     ----------
                                                                        410,240
                                                                     ----------
Total Health Care                                                       630,011
                                                                     ----------
Industrials (10.1%)
Aerospace & Defense (0.4%)
General Dynamics Corp.                                         200       20,420
                                                                     ----------
Airlines (1.4%)
Southwest Airlines Co.                                       5,860       79,813
                                                                     ----------
Electrical Equipment (1.5%)
Emerson Electric Co.                                           630       38,991
Rockwell Automation, Inc.                                    1,210       46,827
                                                                     ----------
                                                                         85,818
                                                                     ----------
Industrial Conglomerates (1.0%)
Tyco International Ltd.                                      1,850       56,721
                                                                     ----------
Machinery (4.0%)
Caterpillar, Inc.                                            2,250      181,013
Illinois Tool Works, Inc.                                      500       46,585
                                                                     ----------
                                                                        227,598
                                                                     ----------
Road & Rail (1.8%)
CSX Corp.                                                    3,130      103,916
                                                                     ----------
Total Industrials                                                       574,286
                                                                     ----------
Information Technology (6.9%)
Computers & Peripherals (1.6%)
Hewlett-Packard Co.                                          2,470       46,312

International Business Machines Corp.                          500       42,870
                                                                     ----------
                                                                         89,182
                                                                     ----------
Semiconductors & Semiconductor Equipment (5.3%)
Applied Materials, Inc.*                                     8,520      140,495
Intel Corp.                                                  2,800       56,168
Teradyne, Inc.*                                              8,050      107,870
                                                                     ----------
                                                                        304,533
                                                                     ----------
Total Information Technology                                            393,715
                                                                     ----------
Materials (9.4%)
Chemicals (3.6%)
Dow Chemical Co.                                             1,300       58,734
DuPont (E.I.) de Nemours & Co.                               3,450      147,660
                                                                     ----------
                                                                        206,394
                                                                     ----------
Metals & Mining (3.8%)
Alcoa, Inc.                                                  6,470      217,327
                                                                     ----------
Paper & Forest Products (2.0%)
Weyerhaeuser Co.                                             1,650      109,692
                                                                     ----------
Total Materials                                                         533,413
                                                                     ----------
Telecommunication Services (2.2%)
Diversified Telecommunication Services (2.2%)
BellSouth Corp.                                              2,010       54,511
SBC Communications, Inc.                                     2,830       73,439
                                                                     ----------
Total Telecommunication Services                                        127,950
                                                                     ----------
Utilities (5.6%)
Electric Utilities (4.4%)
Entergy Corp.                                                  700       42,427
Exelon Corp.                                                 2,440       89,524
PPL Corp.                                                      230       10,851
Progress Energy, Inc.                                          610       25,827
TXU Corp.                                                    1,700       81,464
                                                                     ----------
                                                                        250,093
                                                                     ----------
Multi-Utilities & Unregulated Power (1.2%)
Dominion Resources, Inc.                                       860       56,115
SCANA Corp.                                                    420       15,683
                                                                     ----------
                                                                         71,798
                                                                     ----------
Total Utilities                                                         321,891
                                                                     ----------
Total Common Stocks (97.3%)
   (Cost $5,312,573)                                                  5,540,248
                                                                     ----------

                                                         Principal
                                                           Amount
                                                         ---------
SHORT-TERM DEBT SECURITIES:
Time Deposit (1.1%)
JPMorgan Chase Nassau,
   1.26%, 10/1/04 (Amortized Cost $59,536)                 $59,536       59,536
                                                                     ----------
Total Investments (98.4%)
   (Cost/Amortized Cost $5,372,109)                                   5,599,784
Other Assets Less Liabilities (1.6%)                                     93,334
                                                                     ----------
Net Assets (100%)                                                    $5,693,118
                                                                     ==========

----------
*    Non-income producing.

     Glossary:
     ADR - American Depositary Receipt

Investment security transactions for the nine months ended September 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities                       $2,901,255
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities                        1,532,285

As of September 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation                              $  421,337
Aggregate gross unrealized depreciation                                (198,065)
                                                                     ----------
Net unrealized appreciation                                          $  223,272
                                                                     ==========

Federal income tax cost of investments                               $5,376,512
                                                                     ==========

For the nine months ended September 30, 2004, the Portfolio incurred approximately $10 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

                     See Notes to Portfolio of Investments.

EQ ADVISORS TRUST
EQ/ENTERPRISE EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2004 (Unaudited)

                                                       Number of       Value
                                                        Shares       (Note 1)
                                                      ----------   ------------
COMMON STOCKS:
Consumer Discretionary (26.4%)
Automobiles (1.7%)
Harley-Davidson, Inc.                                     73,800   $  4,386,672
                                                                   ------------
Hotels, Restaurants & Leisure (3.9%)
Starbucks Corp.*                                         223,900     10,178,494
                                                                   ------------
Internet & Catalog Retail (12.8%)
Amazon.com, Inc.*                                        364,230     14,882,438
eBay, Inc.*                                              201,600     18,535,104
                                                                   ------------
                                                                     33,417,542
                                                                   ------------
Media (8.0%)
Pixar*                                                   126,600      9,988,740
XM Satellite Radio Holdings, Inc., Class A*              346,265     10,741,140
                                                                   ------------
                                                                     20,729,880
                                                                   ------------
Total Consumer Discretionary                                         68,712,588
                                                                   ------------
Consumer Staples (3.9%)
Food & Staples Retailing (3.9%)
Wal-Mart Stores, Inc.                                     98,900      5,261,480
Walgreen Co.                                             138,200      4,951,706
                                                                   ------------
Total Consumer Staples                                               10,213,186
                                                                   ------------

Financials (14.9%)
Capital Markets (0.9%)
Charles Schwab Corp.                                     256,730      2,359,349
                                                                   ------------

Insurance (14.0%)
Aflac, Inc.                                              196,600      7,708,686
American International Group, Inc.                        72,150      4,905,478
Progressive Corp.                                        281,285     23,838,904
                                                                   ------------
                                                                     36,453,068
                                                                   ------------
Total Financials                                                     38,812,417
                                                                   ------------

Health Care (11.5%)
Biotechnology (9.6%)
Amgen, Inc.*                                             137,500      7,793,500
Genentech, Inc.*                                         327,360     17,160,211
                                                                   ------------
                                                                     24,953,711
                                                                   ------------
Pharmaceuticals (1.9%)
Eli Lilly & Co.                                           80,600      4,840,030
                                                                   ------------
Total Health Care                                                    29,793,741
                                                                   ------------

Industrials (4.1%)
Commercial Services & Supplies (2.1%)
Apollo Group, Inc., Class A*                              73,000      5,356,010
                                                                   ------------

Industrial Conglomerates (2.0%)
General Electric Co.                                     155,900      5,235,122
                                                                   ------------
Total Industrials                                                    10,591,132
                                                                   ------------

Information Technology (39.2%)
Communications Equipment (7.8%)
Cisco Systems, Inc.*                                     303,600      5,495,160
QUALCOMM, Inc.                                           378,200     14,764,928
                                                                   ------------
                                                                     20,260,088
                                                                   ------------
Computers & Peripherals (9.1%)
Dell, Inc.*                                              293,900     10,462,840
Network Appliance, Inc.*                                 575,385     13,233,855
                                                                   ------------
                                                                     23,696,695
                                                                   ------------
Internet Software & Services (8.2%)
Yahoo!, Inc.*                                            628,400     21,309,044
                                                                   ------------

Semiconductors & Semiconductor Equipment (9.1%)
Applied Materials, Inc.*                                 238,045      3,925,362
Maxim Integrated Products, Inc.                          287,000     12,137,230
Xilinx, Inc.                                             289,400      7,813,800
                                                                   ------------
                                                                     23,876,392
                                                                   ------------
Software (5.0%)
Electronic Arts, Inc.*                                   103,200      4,746,168
Symantec Corp.*                                          149,510      8,205,109
                                                                   ------------
                                                                     12,951,277
                                                                   ------------
Total Information Technology                                        102,093,496
                                                                   ------------

Total Investments (100.0%)
   (Cost $204,537,332)                                              260,216,560
Other Assets Less Liabilities (-0.0%)                                   (39,278)
                                                                   ------------
Net Assets (100%)                                                  $260,177,282
                                                                   ============

----------
*    Non-income producing.

Investment security transactions for the nine months ended September 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities                     $ 37,534,268
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities                       64,775,557

As of September 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation                            $ 80,049,567
Aggregate gross unrealized depreciation                             (24,370,339)
                                                                   ------------
Net unrealized appreciation                                        $ 55,679,228
                                                                   ============

Federal income tax cost of investments                             $204,537,332
                                                                   ============

For the nine months ended September 30, 2004, the Portfolio incurred approximately $884 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $132,373,300 of which $27,118,233 expires in the year 2009, $62,598,018 expires in the year 2010, and $42,657,049 expires in the year 2011.

                     See Notes to Portfolio of Investments

EQ ADVISORS TRUST
EQ/ENTERPRISE EQUITY INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2004 (Unaudited)

                                                        Number of      Value
                                                         Shares       (Note 1)
                                                       ----------   -----------
COMMON STOCKS:
Consumer Discretionary (11.8%)
Auto Components (1.0%)
Dana Corp.                                                 32,200   $   569,618
                                                                    -----------

Automobiles (2.5%)
DaimlerChrysler AG                                          9,900       410,058
Ford Motor Co.                                             37,700       529,685
General Motors Corp.                                       13,000       552,240
                                                                    -----------
                                                                      1,491,983
                                                                    -----------
Hotels, Restaurants & Leisure (2.2%)
Harrah's Entertainment, Inc.                               10,200       540,396
Starwood Hotels & Resorts Worldwide, Inc.                  17,100       793,782
                                                                    -----------
                                                                      1,334,178
                                                                    -----------
Household Durables (2.1%)
Leggett & Platt, Inc.                                      15,000       421,500
Stanley Works                                              19,900       846,347
                                                                    -----------
                                                                      1,267,847
                                                                    -----------
Media (2.1%)
Reuters Group plc (ADR)                                    21,600       734,832
Thomson Corp.                                              15,700       544,633
                                                                    -----------
                                                                      1,279,465
                                                                    -----------
Multiline Retail (0.7%)
J.C. Penney Co., Inc.                                      11,500       405,720
                                                                    -----------
Specialty Retail (1.2%)
Limited Brands                                             31,400       699,906
                                                                    -----------
Total Consumer Discretionary                                          7,048,717
                                                                    -----------
Consumer Staples (7.0%)
Beverages (0.4%)
Coca-Cola Co.                                               6,100       244,305
                                                                    -----------
Food & Staples Retailing (1.3%)
Albertson's, Inc.                                          32,300       772,939
                                                                    -----------
Food Products (4.0%)
Archer-Daniels-Midland Co.                                 41,600       706,368
Cadbury Schweppes plc (ADR)                                19,400       599,654
Kellogg Co.                                                 9,300       396,738
Sara Lee Corp.                                             30,000       685,800
                                                                    -----------
                                                                      2,388,560
                                                                    -----------
Household Products (1.3%)
Procter & Gamble Co.                                       13,800       746,856
                                                                    -----------

Total Consumer Staples                                                4,152,660
                                                                    -----------
Energy (15.3%)
Oil & Gas (15.3%)
BP plc (ADR)                                               11,900       684,607
ChevronTexaco Corp.                                        20,400     1,094,256

ConocoPhillips                                             11,900       985,915
El Paso Corp.                                              62,700       576,213
Exxon Mobil Corp.                                          16,900       816,777
Kerr-McGee Corp.                                           16,200       927,450
Marathon Oil Corp.                                         17,800       734,784
Occidental Petroleum Corp.                                 18,000     1,006,740
Sunoco, Inc.                                               12,000       887,760
Teekay Shipping Corp.                                      14,000       603,260
Unocal Corp.                                               17,900       769,700
                                                                    -----------
Total Energy                                                          9,087,462
                                                                    -----------
Financials (23.6%)
Capital Markets (0.9%)
Morgan Stanley                                             10,600       522,580
                                                                    -----------
Commercial Banks (6.2%)
Bank of America Corp.                                      17,900       775,607
Bank of Montreal                                           15,700       685,462
KeyCorp                                                    26,400       834,240
U.S. Bancorp                                               23,200       670,480
Wells Fargo & Co.                                          11,900       709,597
                                                                    -----------
                                                                      3,675,386
                                                                    -----------
Consumer Finance (0.7%)
MBNA Corp.                                                 18,100       456,120
                                                                    -----------
Diversified Financial Services (2.3%)
Citigroup, Inc.                                            20,300       895,636
GATX Corp.                                                 17,700       471,882
                                                                    -----------
                                                                      1,367,518
                                                                    -----------
Insurance (8.7%)
Ace Ltd.                                                   16,900       677,014
Allstate Corp.                                              8,900       427,111
Aon Corp.                                                  26,600       764,484
Chubb Corp.                                                 7,600       534,128
Lincoln National Corp.                                     17,900       841,300
Nationwide Financial Services, Inc.                        18,500       649,535
PartnerReinsurance Ltd.                                    10,000       546,900
Sun Life Financial, Inc.                                   25,000       751,000
                                                                    -----------
                                                                      5,191,472
                                                                    -----------
Real Estate (2.7%)
Friedman, Billings, Ramsey Group,
   Inc., Class A (REIT)                                    16,600       317,060
General Growth Properties, Inc. (REIT)                     22,600       700,600
Trizec Properties, Inc. (REIT)                             36,000       574,920
                                                                    -----------
                                                                      1,592,580
                                                                    -----------
Thrifts & Mortgage Finance (2.1%)
Fannie Mae                                                  9,500       602,300
Independence Community Bank Corp.                          16,300       636,515
                                                                    -----------
                                                                      1,238,815
                                                                    -----------
Total Financials                                                     14,044,471
                                                                    -----------
Health Care (4.8%)
Pharmaceuticals (4.8%)
Bristol-Myers Squibb Co.                                   16,000       378,720
GlaxoSmithKline plc (ADR)                                  12,200       533,506
Johnson & Johnson                                          13,400       754,822
Merck & Co., Inc.                                          11,400       376,200
Pfizer, Inc.                                               25,800       789,480
                                                                    -----------
Total Health Care                                                     2,832,728
                                                                    -----------

Industrials (10.5%)
Aerospace & Defense (1.1%)
Goodrich Corp.                                             21,300       667,968
                                                                    -----------
Building Products (1.0%)
Masco Corp.                                                16,600       573,198
                                                                    -----------
Commercial Services & Supplies (1.1%)
Waste Management, Inc.                                     25,100       686,234
                                                                    -----------
Electrical Equipment (1.0%)
Rockwell Automation, Inc.                                  14,900       576,630
                                                                    -----------
Industrial Conglomerates (2.2%)
General Electric Co.                                        8,700       292,146
Textron, Inc.                                              15,800     1,015,466
                                                                    -----------
                                                                      1,307,612
                                                                    -----------
Machinery (4.1%)
Briggs & Stratton Corp.                                     8,200       665,840
Cummins, Inc.                                               4,100       302,949
Eaton Corp.                                                13,500       856,035
Volvo AB (ADR)                                             18,000       634,140
                                                                    -----------
                                                                      2,458,964
                                                                    -----------
Total Industrials                                                     6,270,606
                                                                    -----------
Information Technology (1.6%)
Communications Equipment (0.7%)
Nokia OYJ (ADR)                                            29,000       397,880
                                                                    -----------
IT Services (0.9%)
Electronic Data Systems Corp.                              27,900       540,981
                                                                    -----------
Total Information Technology                                            938,861
                                                                    -----------
Materials (5.9%)
Chemicals (4.0%)
Air Products & Chemicals, Inc.                              7,300       396,974
Eastman Chemical Co.                                       19,600       931,980
Monsanto Co.                                               21,300       775,746
RPM International, Inc.                                    16,900       298,285
                                                                    -----------
                                                                      2,402,985
                                                                    -----------
Construction Materials (0.2%)
Vulcan Materials Co.                                        2,200       112,090
                                                                    -----------
Metals & Mining (0.7%)
Worthington Industries, Inc.                               20,400       435,540
                                                                    -----------
Paper & Forest Products (1.0%)
Georgia-Pacific Corp.                                      15,700       564,415
                                                                    -----------
Total Materials                                                       3,515,030
                                                                    -----------
Telecommunication Services (2.1%)
Diversified Telecommunication Services (2.1%)
Cable & Wireless plc (ADR)                                 47,700       250,902
Sprint Corp.                                               13,400       269,742
Telecom Corp. of New Zealand Ltd. (ADR)                    22,100       703,001
                                                                    -----------
Total Telecommunication Services                                      1,223,645
                                                                    -----------

Utilities (9.3%)
Electric Utilities (6.5%)
Alliant Energy Corp.                                       28,600       711,568
Edison International, Inc.                                 29,200       774,092
Texas Genco Holdings, Inc.                                  8,800       410,520
TXU Corp.                                                  14,986       718,129
Westar Energy, Inc.                                        25,200       509,040
Xcel Energy, Inc.                                          43,500       753,420
                                                                    -----------
                                                                      3,876,769
                                                                    -----------
Multi-Utilities & Unregulated Power (2.8%)
Duke Energy Corp.                                          34,700       794,283
Energen Corp.                                              17,200       886,660
                                                                    -----------
                                                                      1,680,943
                                                                    -----------
Total Utilities                                                       5,557,712
                                                                    -----------
Total Common Stocks (91.9%)
   (Cost $48,189,862)                                                54,671,892
                                                                    -----------
                                                       Principal
                                                         Amount
                                                      -----------
SHORT-TERM DEBT SECURITIES:
Time Deposit (8.5%)
JPMorgan Chase Nassau,
   1.26%, 10/1/04 (Amortized Cost $5,075,546)         $ 5,075,546     5,075,546
                                                                    -----------
Total Investments (100.4%)
   (Cost/Amortized Cost $53,265,408)                                 59,747,438
Other Assets Less Liabilities (-0.4%)                                  (257,757)
                                                                    -----------
Net Assets (100%)                                                   $59,489,681
                                                                    ===========

----------
*    Non-income producing.

     Glossary:
     ADR - American Depositary Receipt
     REIT - Real Estate Investment Trust

Investment security transactions for the nine months ended September 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities        $30,952,708
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities         26,504,557

As of September 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation               $ 7,442,398
Aggregate gross unrealized depreciation                (1,138,248)
                                                      -----------
Net unrealized appreciation                           $ 6,304,150
                                                      ===========

Federal income tax cost of investments                $53,443,288
                                                      ===========

The Portfolio has a net capital loss carryforward of $8,171,714 of which $189,023 expires in the year 2007, $1,588,374, expires in the year 2008, $975,414 expires in the year 2009, $2,859,845 expires in the year 2010, and $2,559,058 expires in the year 2011.

                     See Notes to Portfolio of Investments.

EQ ADVISORS TRUST
EQ/ENTERPRISE GLOBAL SOCIALLY RESPONSIVE PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2004 (Unaudited)

                                                         Number of      Value
                                                           Shares     (Note 1)
                                                         ---------   ----------
COMMON STOCKS:
Bermuda (1.3%)
Ingersoll-Rand Co., Class A                                    820   $   55,735
                                                                     ----------
Canada (1.1%)
National Bank of Canada                                      1,410       48,877
                                                                     ----------
Cayman Islands (2.2%)
XL Capital Ltd., Class A                                     1,310       96,927
                                                                     ----------
Finland (2.3%)
Sampo OYJ, A shares                                          9,230      102,027
                                                                     ----------
France (7.2%)
BNP Paribas S.A.                                             2,180      140,793
Schneider Electric S.A.                                      1,260       81,454
Societe Television Francaise 1                               1,410       39,998
Vivendi Universal S.A.*                                      2,030       52,014
                                                                     ----------
                                                                        314,259
                                                                     ----------
Germany (1.9%)
Deutsche Telekom AG (Registered)*                            4,480       82,906
                                                                     ----------
Hong Kong (0.9%)
China Mobile (Hong Kong) Ltd.                               13,500       41,030
                                                                     ----------
Ireland (1.6%)
Kerry Group plc, Class A                                     3,200       70,426
                                                                     ----------
Japan (2.5%)
Asahi Glass Co., Ltd.                                        5,000       45,502
Canon, Inc. (ADR)                                            1,340       63,194
                                                                     ----------
                                                                        108,696
                                                                     ----------
Netherlands (1.5%)
Royal Dutch Petroleum Co. (N.Y. Shares)                      1,250       64,500
                                                                     ----------
South Korea (5.4%)
Daewoo Shipbuilding & Marine Engineering Co., Ltd.           3,280       47,712
Kookmin Bank (ADR)*                                          1,940       61,769
Samsung Electronics Co., Ltd. (Non-Voting)                     490      128,298
                                                                     ----------
                                                                        237,779
                                                                     ----------
Sweden (5.0%)
Assa Abloy AB                                               11,200      140,381
Sandvik AB                                                   2,320       80,146
                                                                     ----------
                                                                        220,527
                                                                     ----------
Switzerland (1.3%)
Novartis AG (Registered)                                       980       45,676
STMicroelectronics N.V.                                        730       12,585
                                                                     ----------
                                                                         58,261
                                                                     ----------
United Kingdom (8.7%)
BG Group plc                                                 7,540       50,619
BP plc                                                      21,530      205,512
Cadbury Schweppes plc                                        3,410       26,225

Reckitt Benckiser plc                                        4,130      101,190
                                                                     ----------
                                                                        383,546
                                                                     ----------
United States (56.5%)
3M Co.                                                         440       35,187
Aflac, Inc.                                                  3,450      135,274
Anadarko Petroleum Corp.                                       450       29,862
Apache Corp.                                                   660       33,073
Avocent Corp.*                                               1,000       26,030
Citigroup, Inc.                                              3,720      164,126
Comcast Corp., Special Class A*                              3,060       85,435
Devon Energy Corp.                                             390       27,694
Doral Financial Corp.                                        1,650       68,426
eBay, Inc.*                                                    530       48,728
Eli Lilly & Co.                                              1,350       81,068
Family Dollar Stores, Inc.                                     910       24,661
Fannie Mae                                                   1,790      113,486
Illinois Tool Works, Inc.                                      480       44,722
Intel Corp.                                                    760       15,246
International Business Machines Corp.                        1,330      114,034
Lexmark International, Inc., Class A*                        1,000       84,010
Medtronic, Inc.                                              1,830       94,977
Mellon Financial Corp.                                       2,660       73,655
Merrill Lynch & Co., Inc.                                    1,780       88,502
Microsoft Corp.                                              3,360       92,904
Noble Energy, Inc.                                             520       30,285
PepsiCo, Inc.                                                2,150      104,597
Pfizer, Inc.                                                 3,730      114,138
Praxair, Inc.                                                2,520      107,705
Regal Entertainment Group, Class A                           2,460       46,986
Target Corp.                                                 2,150       97,287
Tiffany & Co.                                                3,380      103,901
Wal-Mart Stores, Inc.                                        1,870       99,484
Walgreen Co.                                                 2,450       87,784
Walt Disney Co.                                              2,900       65,395
WellPoint Health Networks, Inc.*                             1,330      139,770
                                                                     ----------
                                                                      2,478,432
                                                                     ----------
Total Common Stocks (99.4%)
   (Cost $4,077,412)                                                  4,363,928
                                                                     ----------

                                                         Principal
                                                           Amount
                                                         ---------
SHORT-TERM DEBT SECURITIES:
Time Deposit (0.6%)
JPMorgan Chase Nassau,
   1.26%, 10/1/04 (Amortized Cost $27,483)                 $27,483       27,483
                                                                     ----------
Total Investments (100.0%)
   (Cost/Amortized Cost $4,104,895)                                   4,391,411
Other Assets Less Liabilities (-0.0%)                                      (681)
                                                                     ----------
Net Assets (100%)                                                    $4,390,730
                                                                     ==========

Market Sector Diversification
As a Percentage of Total Equity Investments
Consumer Discretionary                                                     12.9%
Consumer Staples                                                           11.2
Energy                                                                     10.1
Financials
   Capital Markets                                             3.7%
   Commercial Banks                                            5.8
   Diversifield Financials Services                            3.8
   Insurance                                                   7.6
   Thrifts & Mortgage Finance                                  4.2
                                                         ---------
Total Financials                                                           25.1
Health Care                                                                10.9
Industrials                                                                12.2
Information Technology                                                     12.3
Materials                                                                   2.5
Telecommunications Services                                                 2.8
                                                                     ----------
                                                                          100.0%
                                                                     ==========

----------
*    Non-income producing.

     Glossary:
     ADR - American Depositary Receipt

Investment security transactions for the nine months ended September 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities                       $1,764,333
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities                        1,418,271

As of September 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation                              $  396,985
Aggregate gross unrealized depreciation                                (116,221)
                                                                     ----------
Net unrealized appreciation                                          $  280,764
                                                                     ==========
Federal income tax cost of investments                               $4,110,647
                                                                     ==========

The Portfolio has a net capital loss carryforward of $75,963 which expires in the year 2010.

                     See Notes to Portfolio of Investments.

EQ ADVISORS TRUST
EQ/ENTERPRISE GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2004 (Unaudited)

                                                       Number of       Value
                                                         Shares      (Note 1)
                                                       ---------   ------------
COMMON STOCKS:
Consumer Discretionary (15.8%)
Hotels, Restaurants & Leisure (4.4%)
Marriott International, Inc., Class A                     79,889   $  4,151,032
McDonald's Corp.                                         247,400      6,934,622
                                                                   ------------
                                                                     11,085,654
                                                                   ------------
Internet & Catalog Retail (1.1%)
eBay, Inc.*                                               29,800      2,739,812
                                                                   ------------
Media (4.4%)
Gannett Co., Inc.                                         51,300      4,296,888
Omnicom Group, Inc.                                       57,500      4,200,950
Walt Disney Co.                                          112,960      2,547,248
                                                                   ------------
                                                                     11,045,086
                                                                   ------------
Multiline Retail (3.4%)
Kohl's Corp.*                                            179,000      8,626,010
                                                                   ------------
Specialty Retail (2.5%)
Bed Bath & Beyond, Inc.*                                 170,800      6,338,388
                                                                   ------------
Total Consumer Discretionary                                         39,834,950
                                                                   ------------
Consumer Staples (17.0%)
Beverages (4.9%)
Coca-Cola Co.                                            105,900      4,241,295
PepsiCo, Inc.                                            167,645      8,155,929
                                                                   ------------
                                                                     12,397,224
                                                                   ------------
Household Products (7.3%)
Colgate-Palmolive Co.                                    120,073      5,424,898
Procter & Gamble Co.                                     240,568     13,019,541
                                                                   ------------
                                                                     18,444,439
                                                                   ------------
Personal Products (4.8%)
Gillette Co.                                             292,930     12,226,898
                                                                   ------------
Total Consumer Staples                                               43,068,561
                                                                   ------------
Energy (7.2%)
Energy Equipment & Services (4.5%)
Schlumberger Ltd.                                        167,574     11,279,406
                                                                   ------------
Oil & Gas (2.7%)
ConocoPhillips                                            82,500      6,835,125
                                                                   ------------
Total Energy                                                         18,114,531
                                                                   ------------
Financials (8.5%)
Consumer Finance (2.2%)
American Express Co.                                     110,600      5,691,476
                                                                   ------------
Diversified Financial Services (3.1%)
Citigroup, Inc.                                          175,700      7,751,884
                                                                   ------------
Insurance (3.2%)
American International Group, Inc.                       118,100      8,029,619
                                                                   ------------
Total Financials                                                     21,472,979
                                                                   ------------

Health Care (21.2%)
Biotechnology (4.1%)
Amgen, Inc.*                                              48,800      2,765,984
Genentech, Inc.*                                         146,100      7,658,562
                                                                   ------------
                                                                     10,424,546
                                                                   ------------
Health Care Equipment & Supplies (6.8%)
Boston Scientific Corp.*                                 217,400      8,637,302
Medtronic, Inc.                                          164,860      8,556,234
                                                                   ------------
                                                                     17,193,536
                                                                   ------------
Pharmaceuticals (10.3%)
Eli Lilly & Co.                                          139,900      8,400,995
Johnson & Johnson                                        183,400     10,330,922
Pfizer, Inc.                                             234,500      7,175,700
                                                                   ------------
                                                                     25,907,617
                                                                   ------------
Total Health Care                                                    53,525,699
                                                                   ------------
Industrials (16.2%)
Air Freight & Logistics (3.5%)
United Parcel Service, Inc./Georgia, Class B             114,500      8,692,840
                                                                   ------------
Commercial Services & Supplies (2.7%)
Apollo Group, Inc., Class A*                              91,700      6,728,029
                                                                   ------------
Industrial Conglomerates (5.0%)
3M Co.                                                    60,600      4,846,182
General Electric Co.                                     233,800      7,851,004
                                                                   ------------
                                                                     12,697,186
                                                                   ------------
Machinery (5.0%)
Caterpillar, Inc.                                         86,631      6,969,464
Illinois Tool Works, Inc.                                 61,600      5,739,272
                                                                   ------------
                                                                     12,708,736
                                                                   ------------
Total Industrials                                                    40,826,791
                                                                   ------------
Information Technology (9.3%)
Communications Equipment (3.4%)
QUALCOMM, Inc.                                           218,500      8,530,240
                                                                   ------------
IT Services (2.0%)
Paychex, Inc.                                            169,700      5,116,455
                                                                   ------------
Semiconductors & Semiconductor Equipment (1.8%)
Maxim Integrated Products, Inc.                          108,000      4,567,320
                                                                   ------------
Software (2.1%)
Electronic Arts, Inc.*                                    62,912      2,893,323
Oracle Corp.*                                            224,700      2,534,616
                                                                   ------------
                                                                      5,427,939
                                                                   ------------
Total Information Technology                                         23,641,954
                                                                   ------------
Total Common Stocks (95.2%)
   (Cost $219,851,530)                                              240,485,465
                                                                   ------------

                                                      Principal
                                                        Amount
                                                     -----------
SHORT-TERM DEBT SECURITIES:
Time Deposit (5.6%)
JPMorgan Chase Nassau,
   1.26%, 10/1/04 (Amortized Cost $14,222,392)       $14,222,392     14,222,392
                                                                   ------------

Total Investments (100.8%)
   (Cost/Amortized Cost $234,073,922)                               254,707,857
Other Assets Less Liabilities (-0.8%)                                (2,102,848)
                                                                   ------------
Net Assets (100%)                                                  $252,605,009
                                                                   ============

----------
*    Non-income producing.

Investment security transactions for the nine months ended September 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities                      $ 95,162,295
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities                       114,119,681

As of September 30, 2004 the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation                            $ 29,603,740
Aggregate gross unrealized depreciation                              (9,250,542)
                                                                   ------------
Net unrealized appreciation                                        $ 20,353,198
                                                                   ============

Federal income tax cost of investments                             $234,354,659
                                                                   ============

For the nine months ended September 30, 2004, the Portfolio incurred approximately $4,655 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $107,582,408 of which $351,866 expires in the year 2007, $28,777,120 expires in the year 2008, $27,430,730 expires in the year 2009, and $40,775,337 expires in the year 2010, $10,247,355 expires in the year 2011.

Included in the capital loss carryforward amounts above are $2,999,625 of losses acquired from Enterprise Accumulation Trust Balanced Portfolio as a result of a tax-free reorganization that occurred during the year ended 2003. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

                     See Notes to Portfolio of Investments.

EQ ADVISORS TRUST
EQ/ENTERPRISE GROWTH & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2004 (Unaudited)

                                                         Number        Value
                                                       of Shares     (Note 1)
                                                       ---------   ------------
COMMON STOCKS:
Consumer Discretionary (11.3%)
Auto Components (1.1%)
Johnson Controls, Inc.                                    23,300   $  1,323,673
                                                                   ------------
Media (8.1%)
Dex Media, Inc.*                                          28,100        594,877
Gannett Co., Inc.                                         10,400        871,104
Interpublic Group of Cos., Inc.*                          78,800        834,492
Omnicom Group, Inc.                                       30,300      2,213,718
Time Warner, Inc.*                                       132,000      2,130,480
Viacom, Inc., Class B                                     94,100      3,157,996
Westwood One, Inc.*                                        3,300         65,241
                                                                   ------------
                                                                      9,867,908
                                                                   ------------
Multiline Retail (1.0%)
Kohl's Corp.*                                             25,300      1,219,207
                                                                   ------------
Specialty Retail (1.1%)
Advance Auto Parts, Inc.*                                 14,000        481,600
TJX Cos., Inc.                                            37,700        830,908
                                                                   ------------
                                                                      1,312,508
                                                                   ------------
Total Consumer Discretionary                                         13,723,296
                                                                   ------------
Consumer Staples (5.8%)
Food & Staples Retailing (4.3%)
Albertson's, Inc.                                         59,400      1,421,442
Costco Wholesale Corp.                                    62,700      2,605,812
Kroger Co.*                                               78,800      1,222,976
                                                                   ------------
                                                                      5,250,230
                                                                   ------------
Household Products (1.5%)
Kimberly-Clark Corp.                                      28,300      1,827,897
                                                                   ------------
Total Consumer Staples                                                7,078,127
                                                                   ------------
Energy (4.5%)
Oil & Gas (4.5%)
Exxon Mobil Corp.                                         71,000      3,431,430
Kerr-McGee Corp.                                           9,500        543,875
Marathon Oil Corp.                                        37,000      1,527,360
                                                                   ------------
Total Energy                                                          5,502,665
                                                                   ------------
Financials (23.3%)
Capital Markets (5.0%)
Mellon Financial Corp.                                    90,000      2,492,100
Morgan Stanley                                            72,900      3,593,970
                                                                   ------------
                                                                      6,086,070
                                                                   ------------

Commercial Banks (4.7%)
PNC Financial Services Group, Inc.                        26,700      1,444,470
Wells Fargo & Co.                                         70,800      4,221,804
                                                                   ------------
                                                                      5,666,274
                                                                   ------------
Diversified Financial Services (6.7%)
Citigroup, Inc.                                          117,000      5,162,040
JPMorgan Chase & Co.                                      76,800      3,051,264
                                                                   ------------
                                                                      8,213,304
                                                                   ------------
Insurance (4.3%)
Aflac, Inc.                                               27,100      1,062,591
Allstate Corp.                                            25,300      1,214,147
American International Group, Inc.                         2,400        163,176
Hartford Financial Services Group, Inc.                   19,400      1,201,442
Willis Group Holdings Ltd.                                42,100      1,574,540
                                                                   ------------
                                                                      5,215,896
                                                                   ------------
Thrifts & Mortgage Finance (2.6%)
Freddie Mac                                               48,400      3,157,616
                                                                   ------------
Total Financials                                                     28,339,160
                                                                   ------------
Health Care (19.1%)
Biotechnology (2.5%)
Cephalon, Inc.*                                           22,600      1,082,540
Genzyme Corp.*                                            35,000      1,904,350
                                                                   ------------
                                                                      2,986,890
                                                                   ------------
Health Care Equipment & Supplies (1.6%)
Guidant Corp.                                             14,800        977,392
Medtronic, Inc.                                           18,400        954,960
                                                                   ------------
                                                                      1,932,352
                                                                   ------------
Health Care Providers & Services (4.8%)
Anthem, Inc.*                                             14,400      1,256,400
Quest Diagnostics, Inc.                                    8,800        776,336
UnitedHealth Group, Inc.                                  52,400      3,863,976
                                                                   ------------
                                                                      5,896,712
                                                                   ------------
Pharmaceuticals (10.2%)
Allergan, Inc.                                            45,400      3,293,770
Bristol-Myers Squibb Co.                                  45,100      1,067,517
Johnson & Johnson                                         56,300      3,171,379
Mylan Laboratories, Inc.                                 108,200      1,947,600
Wyeth                                                     78,800      2,947,120
                                                                   ------------
                                                                     12,427,386
                                                                   ------------
Total Health Care                                                    23,243,340
                                                                   ------------
Industrials (13.2%)
Aerospace & Defense (3.8%)
Boeing Co.                                                34,200      1,765,404
Lockheed Martin Corp.                                     24,200      1,349,876
Northrop Grumman Corp.                                    27,200      1,450,576
                                                                   ------------
                                                                      4,565,856
                                                                   ------------
Airlines (0.1%)
Delta Air Lines, Inc.*                                    42,400        139,496
                                                                   ------------

Building Products (2.7%)
Masco Corp.                                               96,400      3,328,692
                                                                   ------------
Commercial Services & Supplies (0.6%)
Equifax, Inc.                                             24,800        653,728
MoneyGram International, Inc.                              2,800         47,824
                                                                   ------------
                                                                        701,552
                                                                   ------------
Machinery (3.1%)
Illinois Tool Works, Inc.                                 33,600      3,130,512
Ingersoll-Rand Co., Class A                               10,200        693,294
                                                                   ------------
                                                                      3,823,806
                                                                   ------------
Road & Rail (2.9%)
Burlington Northern Santa Fe Corp.                        92,500      3,543,675
                                                                   ------------
Total Industrials                                                    16,103,077
                                                                   ------------
Information Technology (7.9%)
Computers & Peripherals (0.6%)
Hewlett-Packard Co.                                       37,300        699,375
                                                                   ------------
Electronic Equipment & Instruments (1.2%)
Mettler-Toledo International, Inc.*                       30,200      1,426,044
                                                                   ------------
Software (6.1%)
BEA Systems, Inc.*                                        80,000        552,800
Mercury Interactive Corp.*                                16,000        558,080
Microsoft Corp.                                          135,400      3,743,810
Oracle Corp.*                                            149,300      1,684,104
VERITAS Software Corp.*                                   49,700        884,660
                                                                   ------------
                                                                      7,423,454
                                                                   ------------
Total Information Technology                                          9,548,873
                                                                   ------------
Materials (2.0%)
Chemicals (0.7%)
Eastman Chemical Co.                                      17,000        808,350
                                                                   ------------
Construction Materials (1.3%)
Martin Marietta Materials, Inc.                           36,500      1,652,355
                                                                   ------------
Total Materials                                                       2,460,705
                                                                   ------------
Telecommunication Services (4.6%)
Diversified Telecommunication Services (0.9%)
SBC Communications, Inc.                                  42,300      1,097,685
                                                                   ------------
Wireless Telecommunication Services (3.7%)
Nextel Communications, Inc., Class A*                    189,500      4,517,680
                                                                   ------------
Total Telecommunication Services                                      5,615,365
                                                                   ------------
Utilities (7.1%)
Electric Utilities (5.1%)
American Electric Power Co., Inc.                         35,900      1,147,364
Exelon Corp.                                              69,300      2,542,617
FirstEnergy Corp.                                         48,300      1,984,164

Pepco Holdings, Inc.                                      28,100        559,190
                                                                   ------------
                                                                      6,233,335
                                                                   ------------
Multi-Utilities & Unregulated Power (2.0%)
CMS Energy Corp.*                                         46,000        437,920
Dominion Resources, Inc.                                  11,900        776,475
Sempra Energy                                             34,000      1,230,460
                                                                   ------------
                                                                      2,444,855
                                                                   ------------
Total Utilities                                                       8,678,190
                                                                   ------------
Total Common Stocks (98.8%)
   (Cost $108,450,032)                                              120,292,798
                                                                   ------------

                                                       Principal
                                                         Amount
                                                       ---------
SHORT-TERM DEBT SECURITIES:
Time Deposit (0.3%)
JPMorgan Chase Nassau,
   1.26%, 10/1/04 (Amortized Cost $311,600)             $311,600        311,600
                                                                   ------------
Total Investments (99.1%)
   (Cost/Amortized Cost $108,761,632)                               120,604,398
Other Assets Less Liabilities (0.9%)                                  1,083,739
                                                                   ------------
Net Assets (100%)                                                  $121,688,137
                                                                   ============
----------
*    Non-income producing

Investment security transactions for the nine months ended September 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities                     $ 40,285,468
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities                       46,607,975

As of September 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation                            $ 16,260,546
Aggregate gross unrealized depreciation                              (4,564,546)
                                                                   ------------
Net unrealized appreciation                                        $ 11,696,000
                                                                   ============

Federal income tax cost of investments                             $108,908,398
                                                                   ============

For the nine months ended September 30, 2004, the Portfolio incurred approximately $100 as brokerage commissions with Bernstein (Sanford C.) & Co. and $3,849 with UBS Securities, affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $54,365,809 of which $153,604 expires in the year 2008, $1,216,206 expires in the year 2009, $36,347,664 expires in the year 2010, and $16,648,335 expires in the year 2011.

                     See Notes to Portfolio of Investments.

EQ ADVISORS TRUST
EQ/ENTERPRISE HIGH-YIELD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
Septmeber 30, 2004 (Unaudited)

                                                          Number       Value
                                                        of Shares     (Note 1)
                                                        ---------   -----------
COMMON STOCKS:
Financials (0.2%)
Diversified Financial Services (0.2%)
Leucadia National Corp.                                     2,606   $   147,630
                                                                    -----------
Health Care (0.8%)
Health Care Equipment & Supplies (0.8%)
Dade Behring Holdings, Inc.*                               12,333       687,170
                                                                    -----------
Information Technology (0.0%)
Computers & Peripherals (0.0%)
ATSI Holdings, Inc.*+                                       4,056            --
                                                                    -----------
Materials (0.1%)
Chemicals (0.1%)
Pioneer Cos., Inc.*                                         5,985        89,775
                                                                    -----------
Telecommunication Services (0.7%)
Diversified Telecommunication Services (0.7%)
Nextlink Communications, Inc., Escrow Shares*+          1,100,000            --
Telewest Global, Inc.*                                     49,445       574,551
WilTel Communications Group, Inc.*+                         6,144            --
XO Communications, Inc.*                                      935         2,955
                                                                    -----------
Total Telecommunication Services                                        577,506
                                                                    -----------
Total Common Stocks (1.8%)
   (Cost $3,762,350)                                                  1,502,081
                                                                    -----------

                                                        Principal
                                                          Amount
                                                        ---------
LONG-TERM DEBT SECURITIES:
Consumer Discretionary (31.3%)
Auto Components (0.7%)
TRW Automotive, Inc.
   9.375%, 2/15/13                                      $ 562,000       642,085
                                                                    -----------
Distributors (1.2%)
AmeriGas Partners LP
   8.875%, 5/20/11                                        425,000       468,563
Buhrmann US, Inc.
   8.250%, 7/1/14(S)                                      600,000       600,000
                                                                    -----------
                                                                      1,068,563
                                                                    -----------
Hotels, Restaurants & Leisure (7.4%)
American Casino & Entertainment Properties LLC
   7.850%, 2/1/12(S)                                      350,000       367,500
Boyd Gaming Corp.
   7.750%, 12/15/12                                       475,000       509,437
   6.750%, 4/15/14                                         75,000        76,313
Caesars Entertainment, Inc.
   7.875%, 3/15/10                                        850,000       960,500
   8.125%, 5/15/11                                        475,000       548,625
Hilton Hotels Corp.
   7.625%, 5/15/08                                        125,000       140,000
Intrawest Corp.
   7.500%, 10/15/13(S)                                    250,000       259,063

John Q. Hammons Hotels LP
   8.875%, 5/15/12                                        250,000       278,750
Mandalay Resort Group,
   Series B
   3.410%, 11/15/31                                       125,000       141,875
MGM Mirage, Inc.
   6.750%, 8/1/07                                         200,000       211,000
   6.000%, 10/1/09(S)                                     300,000       304,125
   8.500%, 9/15/10                                        600,000       681,750
Mohegan Tribal Gaming Authority
   6.375%, 7/15/09                                        200,000       207,500
   7.125%, 8/15/14(S)                                     100,000       104,750
Royal Caribbean Cruises Ltd.
   8.000%, 5/15/10                                        425,000       478,656
Seneca Gaming Corp.
   7.250%, 5/1/12(S)                                      300,000       309,750
Starwood Hotels & Resorts Worldwide, Inc.
   7.875%, 5/1/12                                         700,000       791,875
                                                                    -----------
                                                                      6,371,469
                                                                    -----------
Household Durables (1.2%)
Interface, Inc.
   10.375%, 2/1/10                                        350,000       397,250
Sealy Mattress Co.
   8.250%, 6/15/14                                        650,000       656,500
                                                                    -----------
                                                                      1,053,750
                                                                    -----------
Internet & Catalog Retail (0.4%)
FTD, Inc.
   7.750%, 2/15/14                                        350,000       349,125
                                                                    -----------
Media (11.0%)
Adelphia Communications Corp.
   7.875%, 5/1/09 (h)                                      50,000        43,250
   9.375%, 11/15/09 (h)                                   400,000       368,000
American Media Operations, Inc.
   8.875%, 1/15/11                                        275,000       285,313
Block Communications, Inc.
   9.250%, 4/15/09                                        250,000       264,375
Blockbuster, Inc.
   9.000%, 9/1/12(S)                                      400,000       415,000
Cablevision Systems Corp.
   8.000%, 4/15/12(S)                                     150,000       156,750
CBD Media, Inc.
   8.625%, 6/1/11                                         375,000       396,562
CCO Holdings LLC/CCO Holdings Capital Corp.
   8.750%, 11/15/13                                        50,000        49,063
Corus Entertainment, Inc.
   8.750%, 3/1/12                                         750,000       827,812
CSC Holdings, Inc.
   8.125%, 7/15/09                                        100,000       106,250
   7.625%, 4/1/11                                         900,000       948,375
Dex Media East LLC Finance Co.
   9.875%, 11/15/09                                       200,000       230,000
   12.125%, 11/15/12                                      325,000       404,625
Dex Media West LLC/Dex Media Finance Co.
   8.500%, 8/15/10                                        100,000       113,500
   9.875%, 8/15/13                                        440,000       517,000
Dex Media, Inc.
   8.000%, 11/15/13                                       200,000       210,000

DirecTV Holdings LLC
   8.375%, 3/15/13                                        150,000       170,625
Echostar DBS Corp.
   6.375%, 10/1/11                                        100,000       101,250
   6.625%, 10/1/14(S)                                     450,000       449,437
Emmis Operating Co.
   6.875%, 5/15/12(S)                                     250,000       259,375
Grupo Televisa S.A
   8.000%, 9/13/11                                        500,000       572,500
Houghton Mifflin Co.
   8.250%, 2/1/11                                         450,000       470,250
Inmarsat Finance plc
   7.625%, 6/30/12(S)                                     100,000        99,250
Mediacom LLC
   9.500%, 1/15/13                                        275,000       264,688
PanAmSat Corp.
   9.000%, 8/15/14(S)                                     625,000       650,000
Primedia, Inc.
   8.875%, 5/15/11                                        400,000       400,000
RH Donnelley Finance Corp. I
   10.875%, 12/15/12                                      300,000       363,750
Sinclair Broadcast Group, Inc.
   8.750%, 12/15/11                                       350,000       379,750
                                                                    -----------
                                                                      9,516,750
                                                                    -----------
Multiline Retail (2.0%)
J.C. Penney Co., Inc.
   8.000%, 3/1/10                                         500,000       569,375
   7.650%, 8/15/16                                        700,000       794,500
Saks, Inc.
   8.250%, 11/15/08                                       350,000       385,000
                                                                    -----------
                                                                      1,748,875
                                                                    -----------
Specialty Retail (5.7%)
Asbury Automotive Group, Inc.
   9.000%, 6/15/12                                        150,000       158,250
   8.000%, 3/15/14                                        325,000       320,125
Autonation, Inc.
   9.000%, 8/1/08                                         350,000       402,500
Cole National Group, Inc.
   8.625%, 8/15/07                                        900,000       915,750
Finlay Fine Jewelry Corp.
   8.375%, 6/1/12(S)                                      550,000       591,250
Gap, Inc.
   10.300%, 12/15/08                                      550,000       673,750
Jo-Ann Stores, Inc.
   7.500%, 3/1/12                                         700,000       731,500
Michaels Stores, Inc.
   9.250%, 7/1/09                                         625,000       678,125
Petco Animal Supplies, Inc.
   10.750%, 11/1/11                                       122,000       141,520
Sonic Automotive, Inc.
   8.625%, 8/15/13                                        325,000       343,687
                                                                    -----------
                                                                      4,956,457
                                                                    -----------
Textiles, Apparel & Luxury Goods (1.7%)
Fruit of the Loom Ltd.
   8.875%, 4/15/06 +(h)                                   300,000            --
INVISTA
   9.250%, 5/1/12(S)                                      225,000       240,187
Perry Ellis International, Inc.
   8.875%, 9/15/13                                        500,000       530,000

Phillips-Van Heusen Corp.
   7.250%, 2/15/11                                        500,000       520,000
   8.125%, 5/1/13                                         125,000       133,750
                                                                    -----------
                                                                      1,423,937
                                                                    -----------
Total Consumer Discretionary                                         27,131,011
                                                                    -----------
Consumer Staples (7.4%)
Food & Staples Retailing (1.8%)
Delhaize America, Inc.
   7.375%, 4/15/06                                         75,000        79,485
   8.125%, 4/15/11                                        100,000       114,202
Ingles Markets, Inc.
   8.875%, 12/1/11                                        625,000       673,437
Jean Coutu Group PJC, Inc.
   7.625%, 8/1/12 (S)                                     425,000       432,438
Stater Brothers Holdings
   8.125%, 6/15/12                                        225,000       235,688
                                                                    -----------
                                                                      1,535,250
                                                                    -----------
Food Products (2.3%)
Chiquita Brands International, Inc.
   7.500%, 11/1/14 (S)                                    300,000       300,000
Dole Foods Co.
   8.625%, 5/1/09                                         500,000       545,000
Pilgrim's Pride Corp.
   9.250%, 11/15/13                                        75,000        82,500
Smithfield Foods, Inc.
   7.625%, 2/15/08                                        400,000       427,000
   7.750%, 5/15/13                                        200,000       217,000
Tembec Industries, Inc.
   7.750%, 3/15/12                                        400,000       402,000
                                                                    -----------
                                                                      1,973,500
                                                                    -----------
Household Products (1.9%)
Central Garden & Pet Co.
   9.125%, 2/1/13                                         600,000       658,500
Johnsondiversey Holdings, Inc.
   0.000%, 5/15/13 (e)                                     50,000        41,250
Johnsondiversey, Inc.
   9.625%, 5/15/12                                        350,000       392,000
Rayovac Corp.
   8.500%, 10/1/13                                        550,000       596,750
                                                                    -----------
                                                                      1,688,500
                                                                    -----------
Personal Products (1.4%)
Chattem, Inc.
   7.000%, 3/1/14                                         150,000       152,625
Elizabeth Arden, Inc.
   7.750%, 1/15/14                                        450,000       472,500
NBTY, Inc.
   8.625%, 9/15/07                                        550,000       555,500
                                                                    -----------
                                                                      1,180,625
                                                                    -----------
Total Consumer Staples                                                6,377,875
                                                                    -----------
Energy (7.3%)
Energy Equipment & Services (2.5%)
BRL Universal Equipment
   8.875%, 2/15/08                                        450,000       479,250
Foundation PA Coal Co.
   7.250%, 8/1/14 (S)                                     100,000       106,250
Grant Prideco, Inc.
   9.625%, 12/1/07                                        450,000       507,375

Hanover Compressor Co.
   (Zero Coupon), 3/31/07                                 100,000        84,500
Hanover Equipment Trust,
   Series 01-B
   8.750%, 9/1/11                                         650,000       710,125
Key Energy Services, Inc.
   8.375%, 3/1/08                                         250,000       263,750
                                                                    -----------
                                                                      2,151,250
                                                                    -----------
Oil & Gas (4.8%)
Chesapeake Energy Corp.
   8.375%, 11/1/08                                        700,000       763,000
El Paso Corp.
   7.000%, 5/15/11                                        200,000       193,000
Ferrellgas Partners LP
   8.750%, 6/15/12                                        300,000       330,000
Petroleos Mexicanos
   9.375%, 12/2/08                                        300,000       349,500
Teekay Shipping Corp.
   8.875%, 7/15/11                                      1,000,000     1,131,250
Williams Cos., Inc.
   7.125%, 9/1/11                                         750,000       823,125
YPF S.A
   9.125%, 2/24/09                                        500,000       550,000
                                                                    -----------
                                                                      4,139,875
                                                                    -----------
Total Energy                                                          6,291,125
                                                                    -----------
Financials (7.2%)
Capital Markets (0.8%)
BCP Caylux Holdings Luxembourg SCA
   9.625%, 6/15/14 (S)                                    625,000       675,000
                                                                    -----------
Commercial Banks (0.8%)
Western Financial Bank
   9.625%, 5/15/12                                        650,000       734,500
                                                                    -----------
Diversified Financial Services (2.3%)
Dollar Financial Group, Inc.
   9.750%, 11/15/11                                       600,000       636,000
Refco Finance Holdings LLC
   9.000%, 8/1/12 (S)                                     550,000       587,125
Riddell Bell Holdings, Inc.
   8.375%, 10/1/12 (S)                                    400,000       406,500
Ucar Finance, Inc.
   10.250%, 2/15/12                                       300,000       343,500
                                                                    -----------
                                                                      1,973,125
                                                                    -----------
Real Estate (3.3%)
Felcor Lodging LP (REIT)
   10.000%, 9/15/08                                        37,000        38,850
   8.500%, 6/1/11                                         775,000       852,500
HMH Properties (REIT),
   Series B
   7.875%, 8/1/08                                          38,000        39,093
Host Marriott LP (REIT)
   9.500%, 1/15/07                                        800,000       886,000
   7.000%, 8/15/12 (S)                                    125,000       131,562
La Quinta Properties, Inc. (REIT)
   7.000%, 8/15/12 (S)                                    150,000       158,062
Meristar Hospitality Corp. (REIT)
   9.125%, 1/15/11                                        250,000       261,875

Thornburg Mortgage, Inc. (REIT)
   8.000%, 5/15/13                                        500,000       517,500
                                                                    -----------
                                                                      2,885,442
                                                                    -----------
Total Financials                                                      6,268,067
                                                                    -----------
Health Care (5.3%)
Health Care Equipment & Supplies (1.7%)
Fisher Scientific International, Inc.
   8.125%, 5/1/12                                         350,000       390,250
Leiner Health Products, Inc.
   11.000%, 6/1/12 (S)                                    150,000       159,375
Medex, Inc.
   8.875%, 5/15/13                                        425,000       463,250
WH Holdings Ltd./ WH Capital Corp.
   9.500%, 4/1/11                                         400,000       433,000
                                                                    -----------
                                                                      1,445,875
                                                                    -----------
Health Care Providers & Services (3.5%)
Alderwoods Group, Inc.
   7.750%, 9/15/12 (S)                                    500,000       528,750
AmerisourceBergen Corp.
   8.125%, 9/1/08                                         150,000       166,500
Beverly Enterprises, Inc.
   7.875%, 6/15/14 (S)                                    100,000       107,000
HEALTHSOUTH Corp.
   8.500%, 2/1/08                                         650,000       659,750
   7.625%, 6/1/12                                          50,000        48,375
IASIS Healthcare LLC/IASIS Capital Corp.
   8.750%, 6/15/14 (S)                                    275,000       288,063
NDCHealth Corp.
   10.500%, 12/1/12                                       275,000       300,437
Service Corp. International
   7.700%, 4/15/09                                         75,000        80,813
   7.000%, 4/1/16 (S)                                     400,000       400,000
U.S. Oncology , Inc.
   9.000%, 8/15/12 (S)                                    400,000       414,000
                                                                    -----------
                                                                      2,993,688
                                                                    -----------
Pharmaceuticals (0.1%)
Vicar Operating, Inc.
   9.875%, 12/1/09                                        100,000       110,500
                                                                    -----------
Total Health Care                                                     4,550,063
                                                                    -----------
Industrials (11.4%)
Aerospace & Defense (1.3%)
Argo-Tech Corp.
   9.250%, 6/1/11 (S)                                     400,000       429,000
Esterline Technologies Corp.
   7.750%, 6/15/13                                        225,000       240,750
Titan Corp.
   8.000%, 5/15/11                                        400,000       416,000
                                                                    -----------
                                                                      1,085,750
                                                                    -----------
Building Products (1.2%)
Building Materials Corp. of America
   7.750%, 7/15/05                                        300,000       305,250
Ply Gem Industries, Inc.
   9.000%, 2/15/12 (S)                                    250,000       249,375
Riverside Forest Products
   7.875%, 3/1/14                                         200,000       212,000

THL Buildco, Inc.
   8.500%, 9/1/14 (S)                                     250,000       261,875
                                                                    -----------
                                                                      1,028,500
                                                                    -----------
Commercial Services & Supplies (2.5%)
Adesa, Inc.
   7.625%, 6/15/12                                        400,000       412,000
Allied Waste North America
   7.625%, 1/1/06                                         250,000       260,938
   Series B
   5.750%, 2/15/11 (S)                                    400,000       380,000
Corrections Corp. of America
   7.500%, 5/1/11                                         325,000       343,281
Integrated Electrical Services, Inc.
   9.375%, 2/1/09                                         551,000       539,980
United Rentals North America, Inc.
   6.500%, 2/15/12                                        275,000       264,687
                                                                    -----------
                                                                      2,200,886
                                                                    -----------
Electrical Equipment (1.7%)
Dresser, Inc.
   9.375%, 4/15/11                                        750,000       825,000
Imax Corp.
   9.625%, 12/1/10 (S)                                    475,000       473,812
Thomas & Betts Corp.
   7.250%, 6/1/13                                         200,000       214,033
                                                                    -----------
                                                                      1,512,845
                                                                    -----------
Industrial Conglomerates (0.2%)
Horizon Lines LLC
   9.000%, 11/1/12 (S)                                    175,000       184,625
                                                                    -----------
Machinery (4.2%)
Briggs & Stratton Corp.
   8.875%, 3/15/11                                        425,000       507,344
Case New Holland, Inc.
   6.000%, 6/1/09 (S)                                     375,000       371,250
   9.250%, 8/1/11 (S)                                   1,050,000     1,176,000
Flowserve Corp.
   12.250%, 8/15/10                                       625,000       706,250
Navistar International Corp.,
   Series B
   9.375%, 6/1/06                                         350,000       375,375
Trinity Industries, Inc.
   6.500%, 3/15/14                                        500,000       492,500
                                                                    -----------
                                                                      3,628,719
                                                                    -----------
Marine (0.1%)
TBS Shipping International Ltd.
   10.000%, 2/8/08 +                                      203,875        59,124
                                                                    -----------
Paper & Forest Products (0.2%)
Ainsworth Lumber Co., Ltd.
   7.250%, 10/1/12 (S)                                    200,000       202,000
                                                                    -----------
Total Industrials                                                     9,902,449
                                                                    -----------
Information Technology (2.1%)
Communications Equipment (0.4%)
American Towers, Inc.
   7.250%, 12/1/11                                        350,000       364,000
                                                                    -----------

Office Electronics (1.5%)
Xerox Corp.
   7.125%, 6/15/10                                        200,000       213,500
   7.625%, 6/15/13                                        175,000       189,000
   7.200%, 4/1/16                                         875,000       894,688
                                                                    -----------
                                                                      1,297,188
                                                                    -----------
Semiconductors & Semiconductor Equipment (0.2%)
Amkor Technologies, Inc.
   7.125%, 3/15/11                                         50,000        41,000
   7.750%, 5/15/13                                        150,000       123,000
                                                                    -----------
                                                                        164,000
                                                                    -----------
Total Information Technology                                          1,825,188
                                                                    -----------
Materials (10.7%)
Chemicals (3.4%)
Equistar Chemicals LP
   10.625%, 5/1/11                                        250,000       285,000
FMC Corp.
   10.250%, 11/1/09                                       450,000       525,375
Hercules, Inc.
   6.750%, 10/15/29 (S)                                   650,000       663,000
Huntsman International LLC
   9.875%, 3/1/09                                         250,000       275,625
Innophos, Inc.
   8.875%, 8/15/14 (S)                                    225,000       239,625
Nalco Co.
   7.750%, 11/15/11                                       100,000       106,000
   8.875%, 11/15/13                                       175,000       188,125
Nova Chemicals Corp.
   6.500%, 1/15/12                                        250,000       258,125
PCI Chemicals Canda, Inc.
   10.000%, 12/31/08                                      198,502       194,532
Pioneer Cos., Inc.
   5.531%, 12/31/06 (l)                                    62,908        61,650
Westlake Chemical Corp.
   8.750%, 7/15/11                                        163,000       182,967
                                                                    -----------
                                                                      2,980,024
                                                                    -----------
Construction Materials (1.5%)
Texas Industries, Inc.
   10.250%, 6/15/11                                       550,000       632,500
U.S. Concrete, Inc.
   8.375%, 4/1/14                                         625,000       653,125
                                                                    -----------
                                                                      1,285,625
                                                                    -----------
Containers & Packaging (1.6%)
Owens-Brockway Glass Containers
   8.750%, 11/15/12                                       150,000       166,500
Owens-Illinois, Inc.
   8.100%, 5/15/07                                        550,000       577,500
   7.350%, 5/15/08                                        475,000       489,844
Stone Container Finance
   7.375%, 7/15/14 (S)                                    100,000       104,750
                                                                    -----------
                                                                      1,338,594
                                                                    -----------
Metals & Mining (1.9%)
AK Steel Corp.
   7.875%, 2/15/09                                        100,000        99,250
   7.750%, 6/15/12                                        200,000       195,500
International Steel Group, Inc.
   6.500%, 4/15/14 (S)                                    100,000       100,000

Ispat Inland ULC
   9.750%, 4/1/14                                         450,000       496,125
Massey Energy Co.
   6.625%, 11/15/10                                       200,000       208,500
Steel Dynamics, Inc.
   9.500%, 3/15/09                                        450,000       499,500
United States Steel LLC
   10.750%, 8/1/08                                         33,000        38,940
                                                                    -----------
                                                                      1,637,815
                                                                    -----------
Paper & Forest Products (2.3%)
Bowater, Inc.
   6.500%, 6/15/13                                        275,000       266,832
Buckeye Technologies, Inc.
   8.500%, 10/1/13                                        300,000       322,500
Georgia-Pacific Corp.
   8.125%, 5/15/11                                        550,000       635,250
   9.500%, 12/1/11                                        350,000       433,125
Newark Group, Inc.
   9.750%, 3/15/14 (S)                                    275,000       283,250
Norske Skog Canada Ltd.
   7.375%, 3/1/14                                          75,000        78,375
                                                                    -----------
                                                                      2,019,332
                                                                    -----------
Total Materials                                                       9,261,390
                                                                    -----------
Telecommunication Services (2.3%)
Diversified Telecommunication Services (1.4%)
Pathnet, Inc.
   12.250%, 4/15/08 +(h)                                  250,000            --
Qwest Services Corp.
   14.000%, 12/15/10 (S)                                1,082,000     1,263,235
Williams Communications Group, Inc.
   11.700%, 8/1/08 +(h)                                   575,000            --
                                                                    -----------
                                                                      1,263,235
                                                                    -----------
Wireless Telecommunication Services (0.9%)
ACC Escrow Corp.
   10.000%, 8/1/11                                        275,000       222,750
Crown Castle International Corp.
   9.375%, 8/1/11                                         100,000       115,000
   7.500%, 12/1/13                                        100,000       104,750
Rogers Wireless, Inc.
   9.625%, 5/1/11                                         275,000       306,625
Voicestream Wireless Corp.
   10.375%, 11/15/09                                          918           974
                                                                    -----------
                                                                        750,099
                                                                    -----------
Total Telecommunication Services                                      2,013,334
                                                                    -----------
Utilities (8.8%)
Electric Utilities (3.7%)
Edison Mission Energy
   9.875%, 4/15/11                                        375,000       436,875
Illinova Corp.
   11.500%, 12/15/10                                      950,000     1,125,750
Midwest Generation LLC
   8.750%, 5/1/34                                         450,000       490,500
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc.
   8.500%, 9/1/10                                         450,000       492,750
Nevada Power Co.
   6.500%, 4/15/12 (S)                                    300,000       309,750

Teco Energy, Inc.
   7.500%, 6/15/10                                        300,000       324,000
                                                                    -----------
                                                                      3,179,625
                                                                    -----------
Gas Utilities (0.1%)
ANR Pipeline Co.
   8.875%, 3/15/10                                        100,000       112,500
                                                                    -----------
Multi-Utilities & Unregulated Power (5.0%)
AES Corp.
   9.500%, 6/1/09                                         425,000       474,937
   8.875%, 2/15/11                                        200,000       222,500
   8.750%, 5/15/13 (S)                                    200,000       225,500
   7.750%, 3/1/14                                         125,000       129,063
CMS Energy Corp.
   8.900%, 7/15/08                                        150,000       163,500
   7.500%, 1/15/09                                        550,000       576,125
   7.750%, 8/1/10                                          50,000        52,875
NRG Energy, Inc.
   8.000%, 12/15/13 (S)                                   850,000       910,562
Reliant Energy, Inc.
   9.250%, 7/15/10                                        350,000       375,813
Reliant Resources, Inc.
   9.500%, 7/15/13                                        200,000       217,250
Sierra Pacific Resources
   8.625%, 3/15/14 (S)                                    500,000       542,500
Southern Natural Gas Co.
   8.875%, 3/15/10                                        375,000       421,875
                                                                    -----------
                                                                      4,312,500
                                                                    -----------
Total Utilities                                                       7,604,625
                                                                    -----------
Total Long-Term Debt Securities (93.8%)
   (Cost $76,672,066)                                                81,225,127
                                                                    -----------

CONVERTIBLE BONDS:
Telecommunication Services (0.6%)
Wireless Telecommunication Services (0.6%)
Nextel Communications, Inc.
   5.250%, 1/15/10 (Cost $399,866)                        550,000       547,938
                                                                    -----------

                                                        Number of
                                                         Warrants
                                                        ---------
WARRANTS:
Health Care (0.1%)
Biotechnology (0.1%)
Charles River Laboratories International, Inc.,
   expiring 10/1/09*+                                         250        77,118
                                                                    -----------
Industrials (0.0%)
Marine (0.0%)
TBS Shipping International Ltd., Series A, expiring
   2/14/07*+                                                8,846            --
TBS Shipping International Ltd., Series B, expiring
   2/15/07*+                                                2,059            --
TBS Shipping International Ltd., Series C, expiring
   2/15/07*+                                                2,428            --
                                                                    -----------
                                                                             --
                                                                    -----------
Information Technology (0.0%)
Communications Equipment (0.0%)

Loral Space & Communications, expiring 12/27/06*+           5,235            --

Loral Space & Communications, expiring 1/31/07*+              600            --
                                                                    -----------
                                                                             --
                                                                    -----------

Internet Software & Services (0.0%)
Verado Holdings, Inc., expiring 4/15/08*+                     300            --
                                                                    -----------
Total Information Technology                                                 --
                                                                    -----------
Telecommunication Services (0.0%)
Diversified Telecommunication Services (0.0%)
Pathnet, Inc., expiring 4/15/08*+                             250            --
                                                                    -----------
Wireless Telecommunication Services (0.0%)
e.Spire Communications, Inc., expiring 11/1/05*+(b)           300            --
Leap Wireless International, Inc., expiring
   4/15/10*+(b)                                             4,500            --
XO Communications, Inc., expiring 1/16/10*                  4,678         2,915
                                                                    -----------
Total Telecommunication Services                                          2,915
                                                                    -----------
Total Warrants (0.1%)
   (Cost $5,940)                                                         80,033
                                                                    -----------

                                                        Principal
                                                         Amount
                                                       ----------
SHORT-TERM DEBT SECURITIES:
Time Deposit (2.4%)
JPMorgan Chase Nassau,
   1.260%, 10/1/04 (Amortized Cost $2,088,371)         $2,088,371     2,088,371
                                                                    -----------

Total Investments (98.7%)
   (Cost/Amortized Cost $82,928,593)                                 85,443,550
Other Assets Less Liabilities (1.3%)                                  1,137,016
                                                                    -----------
Net Assets (100%)                                                   $86,580,566
                                                                    ===========

----------
*    Non-income producing.
(S) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2004, the market value of these securities amounted to $17,870,671 or 20.64% of net assets.
+ Securities (totalling $136,242 or 0.16% of net assets) valued at fair value.
(b)  Illiquid security.
(e) Step Bond. Rate disclosed is as of September 30, 2004. Maturity date disclosed is the ultimate maturity date.
(h)  Security in Default.
(l)  Floating Rate Security. Rate disclosed is as of September 30, 2004.

     Glossary:
     REIT - Real Estate Investment Trust

Investment security transactions for the nine months ended September 30, 2004 were as follows:

Cost of purchases:
Stocks and long-term corporate debt securities                      $47,249,917
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities                       52,041,845

As of September 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation                             $ 6,252,255
Aggregate gross unrealized depreciation                              (3,977,609)
                                                                    -----------
Net unrealized appreciation                                         $ 2,274,646
                                                                    ===========

Federal income tax cost of investments                              $83,168,904
                                                                    ===========

The Portfolio has a net capital loss carryforward of $26,783,622 of which $3,401,504 expires in the year 2007,

$4,139,621 expires in the year 2008, $6,348,144 expires in the year 2009, $10,736,475 expires in the year 2010, and $2,157,878 expires in the year 2011.

                     See notes to Portfolio of Investments.

EQ ADVISORS TRUST
EQ/ENTERPRISE INTERNATIONAL GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2004 (Unaudited)

                                                        Number of      Value
                                                          Shares      (Note 1)
COMMON STOCKS:                                          ---------   -----------
France (15.5%)
BNP Paribas S.A. (ADR)                                     33,056   $ 1,062,750
L'Oreal S.A. (ADR)                                        107,329     1,400,643
LVMH Moet Hennessy Louis Vuitton S.A. (ADR)                88,557     1,182,369
Sanofi-Aventis (ADR)                                       55,500     2,031,855
Total S.A. (ADR)                                           19,181     1,959,723
                                                                    -----------
                                                                      7,637,340
                                                                    -----------
Germany (9.7%)
E.On AG (ADR)                                              14,534     1,071,156
SAP AG (ADR)                                               55,229     2,151,170
Siemens AG (ADR)                                           21,345     1,573,126
                                                                    -----------
                                                                      4,795,452
                                                                    -----------
Hong Kong (4.2%)
Sun Hung Kai Properties Ltd. (ADR)                        221,122     2,056,435
                                                                    -----------
Ireland (5.9%)
Allied Irish Bank plc (ADR)                                32,387     1,077,516
CRH plc                                                    75,689     1,809,610
                                                                    -----------
                                                                      2,887,126
                                                                    -----------
Italy (9.9%)
ENI S.p.A. (ADR)                                           19,196     2,155,711
Luxottica Group S.p.A. (ADR)                               64,430     1,150,075
SanPaolo IMI S.p.A. (ADR)                                  70,400     1,591,040
                                                                    -----------
                                                                      4,896,826
                                                                    -----------
Japan (21.4%)
Asahi Glass Co., Ltd. (ADR)                                 9,800       891,838
Komatsu Ltd. (ADR)                                         60,416     1,540,608
Nissan Motor Co., Ltd. (ADR)                               55,200     1,195,632
Nomura Holdings, Inc. (ADR)                                79,000     1,019,890
Seven-Eleven Japan Co., Ltd. (ADR)                         54,000     1,543,347
Sony Corp. (ADR)                                           40,300     1,385,917
Sumitomo Mitsui Financial Group, Inc. (ADR)               382,000     2,183,550
Toto Ltd. (ADR)                                             8,700       755,427
                                                                    -----------
                                                                     10,516,209
                                                                    -----------
Netherlands (7.0%)
ASML Holding N.V. (N.Y. Shares)*                          123,990     1,595,751
ING Groep N.V. (ADR)                                       72,574     1,834,671
                                                                    -----------
                                                                      3,430,422
                                                                    -----------
Singapore (3.3%)
Flextronics International Ltd.*                           123,200     1,632,400
                                                                    -----------
Switzerland (4.4%)
Novartis AG (ADR)                                          46,339     2,162,641
                                                                    -----------
Taiwan (3.6%)
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)        251,942     1,798,866
                                                                    -----------
United Kingdom (14.7%)
BP plc (ADR)                                               27,600     1,587,828
HBOS plc                                                   99,882     1,348,330
Reed Elsevier plc (ADR)                                    54,558     1,937,355
Rio Tinto plc (ADR)                                         8,789       954,925

Smith & Nephew plc (ADR)                                   29,965     1,388,878
                                                                    -----------
                                                                      7,217,316
                                                                    -----------
Total Investments (99.6%)
   (Cost $45,878,699)                                                49,031,033
Other Assets Less Liabilities (0.4%)                                    207,586
                                                                    -----------
Net Assets (100%)                                                   $49,238,619
                                                                    ===========
Market Sector Diversification
As a Percentage of Total Equity Investments
Consumer Discretionary                                                     18.7%
Consumer Staples                                                            2.9
Energy                                                                     11.6
Financials                                                                 24.8
Health Care                                                                11.4
Industrials                                                                 8.2
Information Technology                                                     14.6
Materials                                                                   5.6
Utilities                                                                   2.2
                                                                    -----------
                                                                          100.0%
                                                                    ===========

----------
*    Non-income producing.

     Glossary:
     ADR - American Depositary Receipt

Investment security transactions for the nine months ended September 30, 2004 were as follows:

Cost of purchases:
Stocks and long-term corporate debt securities                      $61,093,505
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities                       63,048,382

As of September 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation                             $ 5,601,190
Aggregate gross unrealized depreciation                              (2,527,359)
                                                                    -----------
Net unrealized appreciation                                         $ 3,073,831
                                                                    ===========

Federal income tax cost of investments                              $45,957,202
                                                                    ===========

The Portfolio has a net capital loss carryforward of $30,171,025, of which $115,875 expires in the year 2008, $16,132,215 expires in the year 2009, $7,668,810 expires in the year 2010, and $6,254,125 expires in the year 2011.

Included in the capital loss carryforward amounts above are $299,394 of losses acquired from Enterprise Accumulation Trust Worldwide Growth Portfolio, and $218,220 of losses acquired from Enterprise Accumulation Trust Emerging Countries Portfolio a result of a tax-free reorganization that occurred during the year ended 2003. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

For the nine months ended September 30, 2004, the Portfolio incurred approximately $9,181 as brokerage commissions with State Street Bank & Trust Co., an affiliated broker/dealer.

                     See Notes to Portfolio of Investments.

EQ ADVISORS TRUST
EQ/ENTERPRISE MANAGED PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2004 (Unaudited)

                                                       Number of      Value
                                                         Shares      (Note 1)
                                                       ---------   ------------
COMMON STOCKS:
Consumer Discretionary (8.1%)
Auto Components (0.2%)
Lear Corp.                                                28,000   $  1,524,600
                                                                   ------------
Household Durables (0.5%)
D.R. Horton, Inc.                                         77,600      2,569,336
Yankee Candle Co., Inc.*                                  18,700        541,552
                                                                   ------------
                                                                      3,110,888
                                                                   ------------
Media (2.1%)
Lamar Advertising Co., Class A*                           66,400      2,762,904
Time Warner, Inc.*                                       619,000      9,990,660
                                                                   ------------
                                                                     12,753,564
                                                                   ------------
Specialty Retail (4.4%)
Chico's FAS, Inc.*                                        18,900        646,380
Gap, Inc.                                                158,800      2,969,560
Guitar Center, Inc.*                                       7,500        324,750
Lowe's Cos., Inc.                                        132,500      7,201,375
Michaels Stores, Inc.                                     82,300      4,872,983
O'Reilly Automotive, Inc.*                                67,100      2,569,259
Pacific Sunwear of California, Inc.*                     102,950      2,167,098
PETCO Animal Supplies, Inc.*                              73,000      2,384,180
Petsmart, Inc.                                            40,600      1,152,634
Staples, Inc.                                            103,900      3,098,298
                                                                   ------------
                                                                     27,386,517
                                                                   ------------
Textiles, Apparel & Luxury Goods (0.9%)
Coach, Inc.*                                              20,300        861,126
Columbia Sportswear Co.*                                  54,200      2,953,900
Liz Claiborne, Inc.                                       50,800      1,916,176
                                                                   ------------
                                                                      5,731,202
                                                                   ------------
Total Consumer Discretionary                                         50,506,771
                                                                   ------------
Consumer Staples (4.7%)
Beverages (1.1%)
Constellation Brands, Inc., Class A*                      21,700        825,902
PepsiCo, Inc.                                            124,600      6,061,790
                                                                   ------------
                                                                      6,887,692
                                                                   ------------
Food & Staples Retailing (0.9%)
Wal-Mart Stores, Inc.                                    112,400      5,979,680
                                                                   ------------
Food Products (0.3%)
Hain Celestial Group, Inc.*                              101,100      1,787,448
                                                                   ------------
Household Products (0.7%)
Procter & Gamble Co.                                      76,100      4,118,532
                                                                   ------------
Personal Products (0.9%)
Gillette Co.                                             138,500      5,780,990
                                                                   ------------
Tobacco (0.8%)
Altria Group, Inc.                                       103,800      4,882,752
                                                                   ------------
Total Consumer Staples                                               29,437,094
                                                                   ------------

Energy (5.6%)
Energy Equipment & Services (1.3%)
ENSCO International, Inc.                                 56,700      1,852,389
Schlumberger Ltd.                                         90,000      6,057,900
                                                                   ------------
                                                                      7,910,289
                                                                   ------------
Oil & Gas (4.3%)
Apache Corp.                                             116,000      5,812,760
Chesapeake Energy Corp.                                  222,700      3,525,341
ChevronTexaco Corp.                                      117,000      6,275,880
Exxon Mobil Corp.                                        217,900     10,531,107
XTO Energy, Inc.                                          18,300        594,384
                                                                   ------------
                                                                     26,739,472
                                                                   ------------
Total Energy                                                         34,649,761
                                                                   ------------
Financials (12.3%)
Capital Markets (1.9%)
E*Trade Financial Corp.*                                 249,600      2,850,432
Federated Investors, Inc., Class B                        93,100      2,647,764
Merrill Lynch & Co., Inc.                                130,900      6,508,348
                                                                   ------------
                                                                     12,006,544
                                                                   ------------
Commercial Banks (2.5%)
Bank of America Corp.                                    304,000     13,172,320
Zions Bancorp                                             42,000      2,563,680
                                                                   ------------
                                                                     15,736,000
                                                                   ------------
Consumer Finance (0.4%)
American Express Co.                                      48,200      2,480,372
                                                                   ------------
Diversified Financial Services (2.5%)
Citigroup, Inc.                                          270,000     11,912,400
Principal Financial Group                                 99,600      3,582,612
                                                                   ------------
                                                                     15,495,012
                                                                   ------------
Insurance (3.2%)
Ambac Financial Group, Inc.                               33,000      2,638,350
American International Group, Inc.                       140,900      9,579,791
Gallagher (Arthur J.) & Co.                              100,600      3,332,878
St. Paul Travelers Cos., Inc.                            132,040      4,365,242
                                                                   ------------
                                                                     19,916,261
                                                                   ------------
Mutual Funds (0.8%)
MidCap SPDR Trust Series 1                                42,900      4,655,937
                                                                   ------------
Thrifts & Mortgage Finance (1.0%)
Countrywide Financial Corp.                              101,600      4,002,024
Fannie Mae                                                31,100      1,971,740
                                                                   ------------
                                                                      5,973,764
                                                                   ------------
Total Financials                                                     76,263,890
                                                                   ------------
Health Care (11.0%)
Biotechnology (0.6%)
Genzyme Corp.*                                            47,800      2,600,798
Gilead Sciences, Inc.*                                    32,500      1,214,850
                                                                   ------------
                                                                      3,815,648
                                                                   ------------
Health Care Equipment & Supplies (2.6%)
Cooper Cos., Inc.                                         18,200      1,247,610
Diagnostic Products Corp.                                 65,600      2,681,072
Edwards Lifesciences Corp.*                               33,500      1,122,250
Fisher Scientific International, Inc.*                    47,000      2,741,510
Medtronic, Inc.                                          134,400      6,975,360
Viasys Healthcare, Inc.*                                  53,000        886,690

Waters Corp.*                                             12,948        571,007
                                                                   ------------
                                                                     16,225,499
                                                                   ------------
Health Care Providers & Services (1.9%)
Coventry Health Care, Inc.*                               24,800      1,323,576
Health Net, Inc.*                                         57,200      1,413,984
Medco Health Solutions, Inc.*                             76,000      2,348,400
Odyssey HealthCare, Inc.*                                156,100      2,770,775
PacifiCare Health Systems, Inc.*                          43,400      1,592,780
Triad Hospitals, Inc.*                                    55,500      1,911,420
                                                                   ------------
                                                                     11,360,935
                                                                   ------------
Pharmaceuticals (5.9%)
Abbott Laboratories                                      155,700      6,595,452
Biovail Corp.*                                            82,800      1,432,440
Eli Lilly & Co.                                           83,200      4,996,160
King Pharmaceuticals, Inc.*                               88,200      1,053,108
Pfizer, Inc.                                             348,200     10,654,920
Schering-Plough Corp.                                    277,800      5,294,868
Watson Pharmaceuticals, Inc.*                             42,000      1,237,320
Wyeth                                                    148,800      5,565,120
                                                                   ------------
                                                                     36,829,388
                                                                   ------------
Total Health Care                                                    68,231,470
                                                                   ------------
Industrials (11.0%)
Aerospace & Defense (3.1%)
Engineered Support Systems                                41,600      1,898,624
General Dynamics Corp.                                    40,100      4,094,210
Precision Castparts Corp.                                 69,700      4,185,485
Rockwell Collins, Inc.                                    80,600      2,993,484
United Technologies Corp.                                 68,000      6,349,840
                                                                   ------------
                                                                     19,521,643
                                                                   ------------
Air Freight & Logistics (0.7%)
FedEx Corp.                                               54,174      4,642,170
                                                                   ------------
Commercial Services & Supplies (1.1%)
ARAMARK Corp., Class B                                   165,800      4,002,412
ITT Educational Services, Inc.*                           76,900      2,772,245
                                                                   ------------
                                                                      6,774,657
                                                                   ------------
Industrial Conglomerates (3.8%)
3M Co.                                                    40,000      3,198,800
General Electric Co.                                     385,500     12,945,090
Tyco International Ltd.                                  235,300      7,214,298
                                                                   ------------
                                                                     23,358,188
                                                                   ------------
Machinery (0.5%)
Caterpillar, Inc.                                         21,600      1,737,720
Ingersoll-Rand Co., Class A                               17,400      1,182,678
                                                                   ------------
                                                                      2,920,398
                                                                   ------------
Road & Rail (1.6%)
CSX Corp.                                                184,900      6,138,680
Norfolk Southern Corp.                                    54,300      1,614,882
Yellow Roadway Corp.*                                     40,800      1,913,112
                                                                   ------------
                                                                      9,666,674
                                                                   ------------
Trading Companies & Distributors (0.2%)
Fastenal Co.                                              25,400      1,463,040
                                                                   ------------
Total Industrials                                                    68,346,770
                                                                   ------------
Information Technology (13.3%)
Communications Equipment (2.5%)
Cisco Systems, Inc.*                                     295,800      5,353,980
Corning, Inc.*                                           253,800      2,812,104

Motorola, Inc.                                           200,800      3,622,432
Polycom, Inc.*                                           185,100      3,668,682
                                                                   ------------
                                                                     15,457,198
                                                                   ------------
Computers & Peripherals (1.1%)
Dell, Inc.*                                              155,500      5,535,800
SanDisk Corp.*                                            43,900      1,278,368
                                                                   ------------
                                                                      6,814,168
                                                                   ------------
Electronic Equipment & Instruments (0.5%)
CDW Corp.                                                 39,700      2,303,791
Ingram Micro, Inc., Class A*                              34,900        561,890
                                                                   ------------
                                                                      2,865,681
                                                                   ------------
Internet Software & Services (1.0%)
VeriSign, Inc.*                                          146,200      2,906,456
Yahoo!, Inc.*                                            106,200      3,601,242
                                                                   ------------
                                                                      6,507,698
                                                                   ------------
IT Services (1.4%)
DST Systems, Inc.*                                        23,700      1,053,939
First Data Corp.                                         153,800      6,690,300
Sungard Data Systems, Inc.*                               32,862        781,130
                                                                   ------------
                                                                      8,525,369
                                                                   ------------
Semiconductors & Semiconductor Equipment (3.6%)
Analog Devices, Inc.                                      83,900      3,253,642
Applied Materials, Inc.*                                 185,900      3,065,491
Fairchild Semiconductor International, Inc., Class A*     76,300      1,081,171
Intel Corp.                                              224,400      4,501,464
International Rectifier Corp.*                            24,400        836,920
KLA-Tencor Corp.*                                         40,500      1,679,940
Novellus Systems, Inc.*                                   31,200        829,608
Texas Instruments, Inc.                                  241,700      5,143,376
Varian Semiconductor Equipment Associates, Inc.*          71,000      2,193,900
                                                                   ------------
                                                                     22,585,512
                                                                   ------------
Software (3.2%)
Cadence Design Systems, Inc.*                             89,929      1,172,674
Electronic Arts, Inc.*                                    30,700      1,411,893
Manhattan Associates, Inc.*                               43,700      1,067,154
Microsoft Corp.                                          577,200     15,959,580
                                                                   ------------
                                                                     19,611,301
                                                                   ------------
Total Information Technology                                         82,366,927
                                                                   ------------
Materials (3.6%)
Chemicals (1.2%)
Air Products & Chemicals, Inc.                            39,200      2,131,696
DuPont (E.I.) de Nemours & Co.                           126,500      5,414,200
                                                                   ------------
                                                                      7,545,896
                                                                   ------------
Containers & Packaging (0.9%)
Pactiv Corp.*                                            242,500      5,638,125
                                                                   ------------
Metals & Mining (0.9%)
Alcoa, Inc.                                              134,000      4,501,060
Freeport-McMoRan Copper & Gold, Inc., Class B             33,400      1,352,700
                                                                   ------------
                                                                      5,853,760
                                                                   ------------
Paper & Forest Products (0.6%)
International Paper Co.                                   85,200      3,442,932
                                                                   ------------
Total Materials                                                      22,480,713
                                                                   ------------
Telecommunication Services (1.4%)
Diversified Telecommunication Services (0.7%)
Sprint Corp.                                             233,800      4,706,394
                                                                   ------------

Wireless Telecommunication Services (0.7%)
Nextel Communications, Inc., Class A*                    175,800      4,191,072
                                                                   ------------
Total Telecommunication Services                                      8,897,466
                                                                   ------------
Utilities (0.6%)
Electric Utilities (0.6%)
Southern Co.                                             128,000      3,837,440
                                                                   ------------
Total Common Stocks (71.6%)
   (Cost $425,248,563)                                              445,018,302
                                                                   ------------

                                                       Principal
                                                        Amount
                                                      ----------
LONG TERM DEBT SECURITIES:
Asset-Backed Securities (2.8%)
Asset Backed Securities (1.1%)
American Express Credit Account Master Trust,
   Series 00-1 A
   7.200%, 9/17/07                                    $  750,000        764,320
Capital Auto Receivables Asset Trust,
   Series 02-1 A4
   4.160%, 7/16/07                                       871,215        877,783
Capital One Auto Finance Trust,
   Series 02-B A4A
   3.320%, 4/15/09                                     1,500,000      1,512,140
Citibank Credit Card Issuance Trust,
   Series 01-A8 A8
   4.100%, 12/7/06                                     1,200,000      1,204,909
Massachusetts RRB Special Purpose Trust,
   Series 99-1 A3
   6.620%, 3/15/07                                       402,163        410,260
Nissan Auto Receivables Owner Trust,
   Series 02-B A4
   4.600%, 9/17/07                                     1,200,000      1,215,674
Onyx Acceptance Auto Trust,
   Series 01-D A4
   4.320%, 10/15/08                                      871,064        878,844
                                                                   ------------
                                                                      6,863,930
                                                                   ------------
Non-Agency (1.7%)
Asset Securitization Corp.,
   Series 97-D4 A1D
   7.490%, 4/14/29                                       817,282        888,103
Bear Stearns Commercial Mortgage Securities,
   Series 01-TOP2 A2
   6.480%, 2/15/35                                       650,000        726,868
Chase Commercial Mortgage Securities Corp.,
   Series 98-2 A2
   6.390%, 11/18/30                                      820,000        895,885
Greenwich Capital Commercial Funding Corp.,
   Series 03-C2 A4
   4.915%, 1/5/36                                        800,000        814,192
   Series 04-GG1 A7
   5.317%, 6/10/36 (l)                                   900,000        937,958
LB-UBS Comercial Mortgage Trust,
   Series 01-C7 A5
   6.133%, 12/15/30                                      500,000        550,744
   Series 02-C1 A4
   6.462%, 3/15/31                                     1,020,000      1,146,574

Morgan Stanley Capital I,
   Series 98-WF1 A2
   6.550%, 3/15/30                                     1,080,000      1,168,054
Morgan Stanley Dean Witter Capital I,
   Series 01-TOP1 A4
   6.660%, 2/15/33                                       425,000        477,982
   Series 01-TOP3 A4
   6.390%, 7/15/33                                       845,000        942,194
   Series 02-HQ A3
   6.510%, 4/15/34                                       245,000        274,090
   Series 02-TOP7 A2
   5.980%, 1/15/39                                     1,150,000      1,258,599
Nomura Asset Securities Corp.,
   Series 98-D6 A1B
   6.590%, 3/15/30                                       150,000        164,348
                                                                   ------------
                                                                     10,245,591
                                                                   ------------
Total Asset-Backed Securities                                        17,109,521
                                                                   ------------
Consumer Discretionary (1.0%)
Automobiles (0.3%)
DaimlerChrysler NA Holdings Corp.
   7.200%, 9/1/09                                        475,000        534,644
Ford Motor Credit Co.
   7.250%, 10/25/11                                    1,200,000      1,298,564
                                                                   ------------
                                                                      1,833,208
                                                                   ------------
Hotels, Restaurants & Leisure (0.0%)
Yum! Brands, Inc.
   7.650%, 5/15/08                                       210,000        236,932
                                                                   ------------
Household Durables (0.1%)
Centex Corp.
   5.800%, 9/15/09                                       350,000        373,151
Pulte Homes, Inc.
   6.250%, 2/15/13                                       425,000        453,912
                                                                   ------------
                                                                        827,063
                                                                   ------------
Internet & Catalog Retail (0.1%)
IAC/InterActiveCorp
   7.000%, 1/15/13                                       400,000        437,755
                                                                   ------------
Media (0.4%)
COX Communications, Inc.
   7.125%, 10/1/12                                       320,000        347,227
Grupo Televisa S.A.
   8.500%, 3/11/32                                       120,000        134,100
Liberty Media Corp.
   7.750%, 7/15/09                                       100,000        110,966
News America Holdings, Inc.
   7.750%, 1/20/24                                       450,000        525,282
TCI Communications, Inc.
   8.750%, 8/1/15                                        300,000        373,939
   7.125%, 2/15/28                                       250,000        272,433
Time Warner, Inc.
   7.700%, 5/1/32                                        525,000        610,468
                                                                   ------------
                                                                      2,374,415
                                                                   ------------
Specialty Retail (0.1%)
Lowe's Cos., Inc.
   6.500%, 3/15/29                                       250,000        276,547

Staples, Inc.
   7.375%, 10/1/12                                       340,000        393,860
                                                                   ------------
                                                                        670,407
                                                                   ------------
Total Consumer Discretionary                                          6,379,780
                                                                   ------------
Consumer Staples (0.5%)
Beverages (0.1%)
Cia Brasileira de Bebidas
   8.750%, 9/15/13                                       200,000        226,523
PepsiAmericas, Inc.
   6.500%, 2/1/06                                        425,000        443,763
                                                                   ------------
                                                                        670,286
                                                                   ------------
Food & Staples Retailing (0.0%)
Wal-Mart Stores, Inc.
   8.000%, 9/15/06                                       275,000        300,719
                                                                   ------------
Food Products (0.3%)
Archer-Daniels-Midland Co.
   8.875%, 4/15/11                                       200,000        249,698
ConAgra Foods, Inc.
   7.875%, 9/15/10                                       575,000        677,803
General Mills, Inc.
   6.000%, 2/15/12                                       200,000        215,424
Kraft Foods, Inc.
   4.625%, 11/1/06                                       220,000        226,251
Tyson Foods, Inc.
   6.625%, 10/1/04                                       350,000        350,027
Unilever Capital Corp.
   5.900%, 11/15/32                                      130,000        134,710
                                                                   ------------
                                                                      1,853,913
                                                                   ------------
Tobacco (0.1%)
Altria Group, Inc.
   7.000%, 11/4/13                                       270,000        281,708
   7.750%, 1/15/27                                       150,000        158,446
                                                                   ------------
                                                                        440,154
                                                                   ------------
Total Consumer Staples                                                3,265,072
                                                                   ------------
Energy (0.6%)
Energy Equipment & Services (0.0%)
Halliburton Co.
   5.500%, 10/15/10                                       75,000         78,568
Transocean, Inc.
   6.625%, 4/15/11                                       190,000        212,171
                                                                   ------------
                                                                        290,739
                                                                   ------------
Oil & Gas (0.6%)
Burlington Resources Finance Co.
   7.400%, 12/1/31                                       125,000        151,186
Canadian Natural Resources Ltd.
   6.450%, 6/30/33                                       125,000        133,704
ChevronTexaco Capital Co.
   3.500%, 9/17/07                                       450,000        454,204
Motiva Enterprises LLC
   5.200%, 9/15/12 (S)                                   700,000        723,243
Murphy Oil Corp.
   6.375%, 5/1/12                                        350,000        385,333
Northern Border Partners LP
   8.875%, 6/15/10                                       220,000        263,355
Pemex Project Funding Master Trust
   9.125%, 10/13/10                                      550,000        654,500

Petroleos Mexicanos
   9.500%, 9/15/27                                       275,000        334,950
Valero Energy Corp.
   7.500%, 4/15/32                                       400,000        467,647
                                                                   ------------
                                                                      3,568,122
                                                                   ------------
Total Energy                                                          3,858,861
                                                                   ------------
Financials (2.9%)
Capital Markets (0.5%)
Goldman Sachs Group, Inc.
   6.875%, 1/15/11                                       575,000        649,347
Merrill Lynch & Co., Inc.
   6.000%, 2/17/09                                       700,000        757,882
Morgan Stanley
   6.750%, 4/15/11                                       800,000        896,443
Newcourt Credit Group, Inc.
   6.875%, 2/16/05                                       750,000        762,615
                                                                   ------------
                                                                      3,066,287
                                                                   ------------
Commercial Banks (0.4%)
Bank of America Corp.
   10.200%, 7/15/15                                      250,000        347,823
Bayerische Landesbank NY
   4.915%, 1/25/34                                       200,000        214,651
First Massachusetts Bank NA
   7.625%, 6/15/11                                       300,000        354,078
First Union National Bank
   7.875%, 2/15/10                                        95,000        111,890
   6.180%, 2/15/36                                       400,000        439,812
Mizuho Financial Group Cayman Ltd.
   5.790%, 4/15/14 (S)                                   200,000        206,346
National Australia Bank Ltd.
   8.600%, 5/19/10                                       175,000        210,252
Royal Bank of Scotland Group plc
   6.375%, 2/1/11                                        200,000        221,126
UFJ Bank Ltd./NY
   7.400%, 6/15/11                                       150,000        172,674
                                                                   ------------
                                                                      2,278,652
                                                                   ------------
Consumer Finance (0.3%)
General Motors Acceptance Corp.
   6.875%, 8/28/12                                     1,075,000      1,117,045
Household Finance Corp.
   6.375%, 10/15/11                                      750,000        826,653
                                                                   ------------
                                                                      1,943,698
                                                                   ------------
Diversified Financial Services (0.5%)
Canadian Oil Sands Ltd.
   7.900%, 9/1/21 (S)                                    300,000        347,373
Citigroup, Inc.
   5.000%, 9/15/14 (S)                                   708,000        708,881
General Electric Capital Corp.
   6.125%, 2/22/11                                     1,100,000      1,212,956
John Hancock Global Funding II
   7.900%, 7/2/10 (S)                                    350,000        413,397
UFJ Finance Aruba AEC
   6.750%, 7/15/13                                       200,000        221,753
                                                                   ------------
                                                                      2,904,360
                                                                   ------------
Insurance (1.0%)
Ace Capital Trust II
   9.700%, 4/1/30                                        575,000        790,654

Allstate Financial Global Funding
   6.500%, 6/14/11 (S)                                   275,000        307,234
American General Corp.
   7.500%, 8/11/10                                       900,000      1,051,239
AmerUs Group Co.
   6.950%, 6/15/05                                       350,000        358,643
Berkley (WR) Corp.
   5.875%, 2/15/13                                       195,000        202,323
Dai-Ichi Mutual Life Insurance Co.
   5.730%, 3/17/14 (S)                                   300,000        306,152
Everest Reinsurance Holdings, Inc.
   8.500%, 3/15/05                                       370,000        378,799
Fidelity National Financial, Inc.
   7.300%, 8/15/11                                       225,000        257,037
Hartford Financial Services Group, Inc.
   7.900%, 6/15/10                                       200,000        235,811
Liberty Mutual Insurance
   7.697%, 10/15/97 (S)                                  385,000        401,503
Marsh & McLennan Cos., Inc.
   5.875%, 8/1/33                                        250,000        248,771
Mercury General Corp.
   7.250%, 8/15/11                                       425,000        481,325
Prudential Insurance Co. of America
   6.375%, 7/23/06 (S)                                   300,000        318,840
   7.650%, 7/1/07 (S)                                    200,000        220,606
RenaissanceReinsurance Holdings Ltd.
   5.875%, 2/15/13                                       460,000        484,981
Safeco Corp.
   4.875%, 2/1/10                                        175,000        180,662
XL Capital (Europe) plc
   6.500%, 1/15/12                                       350,000        384,245
                                                                   ------------
                                                                      6,608,825
                                                                   ------------
Real Estate (0.2%)
AMB Property LP
   7.500%, 6/30/18                                       350,000        405,229
Duke Realty Corp. (REIT)
   5.250%, 1/15/10                                       300,000        315,494
Healthcare Realty Trust, Inc. (REIT)
   8.125%, 5/1/11                                        175,000        204,516
Liberty Property LP
   8.500%, 8/1/10                                        220,000        265,190
                                                                   ------------
                                                                      1,190,429
                                                                   ------------
Total Financials                                                     17,992,251
                                                                   ------------
Government Securities (14.3%)
Foreign Governments (0.1%)
Export-Import Bank of Korea
   4.125%, 2/10/09 (S)                                   100,000         99,976
Republic of South Africa
   6.500%, 6/2/14                                        110,000        117,425
Republic of Trinidad & Tobago
   9.750%, 7/1/20 (n)                                    250,000        338,750
                                                                   ------------
                                                                        556,151
                                                                   ------------
U.S. Government Agencies (11.4%)
Federal Home Loan Bank
   4.125%, 1/14/05                                     7,000,000      7,043,988
   5.750%, 5/15/12                                       410,000        447,062

Federal Home Loan Mortgage Corp.
   7.000%, 7/15/05                                     1,560,000      1,617,314
   5.500%, 9/15/11                                     2,000,000      2,153,956
   6.500%, 6/1/16                                         34,807         36,837
   6.500%, 7/1/16                                      1,416,602      1,499,201
   6.500%, 8/1/16                                         59,890         63,382
   6.500%, 9/1/16                                        267,391        282,982
   6.500%, 11/1/16                                       153,192        162,124
   6.500%, 1/1/17                                      1,137,910      1,204,259
   6.500%, 3/1/17                                         26,248         27,778
   7.000%, 5/1/29                                         40,130         42,581
   6.000%, 7/1/34                                      1,475,636      1,525,821
Federal National Mortgage Association
   7.000%, 2/1/07                                         13,164         13,974
   6.790%, 11/1/07                                     1,350,482      1,449,096
   6.525%, 6/1/09                                        646,939        709,679
   7.000%, 7/1/09                                          8,220          8,726
   6.625%, 9/15/09                                       900,000      1,013,949
   7.270%, 2/1/10                                        384,692        436,377
   7.125%, 6/15/10                                     1,500,000      1,740,262
   6.970%, 10/1/10                                     1,158,914      1,312,376
   6.300%, 3/1/11                                      1,015,692      1,102,886
   6.030%, 5/1/11                                      1,351,247      1,489,564
   6.009%, 11/1/11                                     1,160,431      1,274,192
   6.115%, 2/1/12                                      1,168,288      1,285,093
   5.898%, 4/1/12                                      1,297,947      1,409,529
   7.000%, 11/1/12                                         9,024          9,579
   7.000%, 12/1/12                                       193,744        205,663
   4.544%, 6/1/13                                        688,489        691,733
   7.000%, 3/1/15                                        185,588        197,005
   7.000%, 5/1/15                                         25,594         27,168
   7.000%, 6/1/15                                        156,825        166,473
   7.000%, 11/1/15                                         1,225          1,300
   5.500%, 9/1/16                                         96,673        100,034
   5.500%, 1/1/17                                        470,228        486,575
   6.000%, 3/1/17                                        722,625        757,985
   7.000%, 4/1/17                                        254,369        270,017
   5.500%, 8/1/17                                         43,589         45,104
   6.000%, 9/1/17                                        181,976        190,881
   5.500%, 11/1/17                                       366,131        378,859
   5.500%, 12/1/17                                        71,752         74,246
   5.500%, 1/1/18                                        240,855        249,228
   5.500%, 2/1/18                                        822,964        851,573
   5.500%, 3/1/18                                        369,416        382,258
   5.500%, 4/1/18                                      2,047,772      2,118,959
   5.000%, 5/1/18                                        909,587        925,289
   5.500%, 5/1/18                                        501,852        519,298
   5.000%, 6/1/18                                        119,957        122,028
   5.000%, 9/1/18                                         27,028         27,495
   5.000%, 10/1/18                                       850,690        865,375
   5.500%, 10/1/18                                        83,766         86,678
   5.500%, 11/1/18                                       671,115        694,445
   5.000%, 12/1/18                                       706,037        718,225
   5.000%, 1/1/19                                      2,127,253      2,163,977
   5.000%, 2/1/19                                      2,278,518      2,317,852
   5.000%, 3/1/19                                      1,573,993      1,601,165
   5.000%, 4/1/19                                      2,017,112      2,051,933
   5.000%, 5/1/19                                      3,266,062      3,322,444
   5.000%, 6/1/19                                        428,142        435,533

   6.000%, 12/1/22                                       464,729        484,558
   6.000%, 1/1/23                                        763,987        796,585
   6.000%, 2/1/23                                        476,167        496,484
   5.000%, 10/1/33                                       314,270        311,357
   5.000%, 11/1/33                                     1,060,481      1,050,654
Government National Mortgage Association
   6.500%, 4/15/28                                       815,866        861,451
   6.500%, 5/15/28                                       299,672        316,416
   6.500%, 8/15/28                                       166,542        175,847
   7.000%, 8/15/28                                         4,341          4,628
   7.000%, 9/15/28                                       908,759        968,857
   6.500%, 10/15/28                                      352,456        372,149
   6.500%, 11/15/28                                      508,350        536,753
   7.000%, 11/15/28                                    1,076,629      1,147,829
   6.000%, 12/15/28                                    2,029,703      2,106,953
   6.500%, 12/15/28                                       65,504         69,164
   7.000%, 12/15/28                                      645,293        687,967
   7.000%, 3/15/29                                        55,848         59,541
   7.000%, 6/15/29                                        33,333         35,537
   7.000%, 8/15/29                                        25,744         27,447
   7.000%, 1/15/31                                       166,135        177,122
   7.000%, 4/15/31                                        37,094         39,547
   7.000%, 6/15/31                                        29,167         31,096
   7.000%, 8/15/31                                       417,177        444,766
   7.000%, 9/15/31                                        15,904         16,956
   6.500%, 10/15/31                                       54,162         57,188
   6.500%, 11/15/31                                      246,497        260,270
   6.000%, 1/15/32                                       693,074        719,452
   7.000%, 8/15/32                                       296,336        315,933
   7.000%, 9/15/32                                        37,815         40,316
   6.000%, 10/15/32                                    1,122,824      1,165,559
   5.000%, 7/15/33                                     2,161,634      2,153,878
   5.000%, 10/15/34 TBA                                2,445,000      2,431,247
   6.500%, 10/15/34 TBA                                  405,000        426,895
                                                                   ------------
                                                                     71,199,767
                                                                   ------------
U.S. Treasuries (2.8%)
U.S. Treasury Bonds
   7.500%, 11/15/16                                    2,200,000      2,827,257
   8.875%, 8/15/17                                     1,000,000      1,426,562
   9.125%, 5/15/18                                       500,000        731,347
   7.875%, 2/15/21                                     3,650,000      4,939,049
   8.125%, 5/15/21                                     3,500,000      4,847,500
   6.250%, 8/15/23                                     2,000,000      2,335,468
                                                                   ------------
                                                                     17,107,183
                                                                   ------------
Total Government Securities                                          88,863,101
                                                                   ------------
Health Care (0.2%)
Health Care Providers & Services (0.1%)
Cardinal Health, Inc.
   6.250%, 7/15/08                                       200,000        211,096
   7.000%, 10/15/26                                      150,000        151,852
                                                                   ------------
                                                                        362,948
                                                                   ------------
Pharmaceuticals (0.1%)
Bristol-Myers Squibb Co.
   4.750%, 10/1/06                                       200,000        206,667
Schering-Plough Corp.
   5.300%, 12/1/13                                       145,000        150,058

Wyeth
   6.950%, 3/15/11                                       200,000        222,398
                                                                   ------------
                                                                        579,123
                                                                   ------------
Total Health Care                                                       942,071
                                                                   ------------
Industrials (0.5%)
Aerospace & Defense (0.1%)
McDonnell Douglas Corp.
   6.875%, 11/1/06                                       425,000        456,541
                                                                   ------------
Airlines (0.2%)
American Airlines, Inc.
   3.857%, 7/9/10                                         73,643         72,631
   Series 99-1
   7.024%, 10/15/09                                      450,000        442,204
Continental Airlines, Inc.,
   Series 01-1
   6.703%, 6/15/21                                       585,732        545,858
Delta Air Lines, Inc.,
   Series 01-1
   7.111%, 9/18/11                                       450,000        404,138
                                                                   ------------
                                                                      1,464,831
                                                                   ------------
Building Products (0.0%)
Masco Corp.
   5.875%, 7/15/12                                       225,000        242,000
                                                                   ------------
Machinery (0.1%)
Caterpillar, Inc.
   6.550%, 5/1/11                                        350,000        396,052
                                                                   ------------
Road & Rail (0.1%)
Erac USA Finance Co.
   8.000%, 1/15/11 (S)                                   550,000        651,840
                                                                   ------------
Total Industrials                                                     3,211,264
                                                                   ------------
Materials (0.4%)
Chemicals (0.1%)
Dow Chemical Co.
   6.000%, 10/1/12                                       200,000        216,044
Monsanto Co.
   7.375%, 8/15/12                                       300,000        351,252
Potash Corp. of Saskatchewan, Inc.
   7.750%, 5/31/11                                       175,000        206,325
                                                                   ------------
                                                                        773,621
                                                                   ------------
Containers & Packaging (0.0%)
Temple-Inland, Inc.
   7.875%, 5/1/12                                        270,000        318,883
                                                                   ------------
Metals & Mining (0.1%)
Alcoa, Inc.
   6.500%, 6/1/11                                        450,000        505,358
                                                                   ------------
Paper & Forest Products (0.2%)
International Paper Co.
   6.750%, 9/1/11                                        375,000        417,871
Westvaco Corp.
   7.950%, 2/15/31                                       210,000        248,931

Weyerhaeuser Co.
   6.750%, 3/15/12                                        75,000         84,104
   7.950%, 3/15/25                                        75,000         89,359
Willamette Industries, Inc.
   7.000%, 2/1/18                                        175,000        195,261
                                                                   ------------
                                                                      1,035,526
                                                                   ------------
Total Materials                                                       2,633,388
                                                                   ------------
Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.5%)
British Telecommunications plc
   8.875%, 12/15/30                                      250,000        328,426
CenturyTel, Inc.
   7.875%, 8/15/12                                       125,000        145,297
Deutsche Telekom International Finance BV
   8.500%, 6/15/10                                       250,000        299,647
France Telecom S.A.
   8.500%, 3/1/11                                        550,000        658,394
SBC Communications, Inc.
   5.875%, 8/15/12                                       300,000        320,709
Singapore Telecommunications Ltd.
   7.375%, 12/1/31 (S)                                   270,000        318,560
Verizon Global Funding Corp.
   7.375%, 9/1/12                                        660,000        770,719
                                                                   ------------
                                                                      2,841,752
                                                                   ------------
Wireless Telecommunication Services (0.1%)
AT&T Wireless Services, Inc.
   8.750%, 3/1/31                                        275,000        361,083
Vodafone Group plc
   7.750%, 2/15/10                                       275,000        322,590
                                                                   ------------
                                                                        683,673
                                                                   ------------
Total Telecommunication Services                                      3,525,425
                                                                   ------------
Utilities (1.0%)
Electric Utilities (0.6%)
Alabama Power Co.
   5.875%, 12/1/22                                       250,000        259,462
Alliant Energy Resources, Inc.
   9.750%, 1/15/13                                       100,000        130,513
American Electric Power Co., Inc.
   6.125%, 5/15/06                                       375,000        393,138
CenterPoint Energy Resources Corp.
   6.500%, 2/1/08                                        425,000        457,155
Florida Power Corp.
   5.900%, 3/1/33                                        300,000        304,512
Midamerican Energy Holdings Co.
   7.520%, 9/15/08                                       185,000        207,535
NSTAR
   8.000%, 2/15/10                                       425,000        502,490
Old Dominion Electric Cooperative
   6.250%, 6/1/11                                        650,000        719,868
Oncor Electric Delivery Co.
   6.375%, 5/1/12                                        200,000        221,411
Peco Energy Co.
   4.750%, 10/1/12                                       165,000        167,531
Pennsylvania Electric Co.
   6.625%, 4/1/19                                        175,000        189,574
Southern California Edison Co.
   5.000%, 1/15/14                                       170,000        172,904

Wisconsin Energy Corp.
   6.500%, 4/1/11                                        255,000        282,381
                                                                   ------------
                                                                      4,008,474
                                                                   ------------
Gas Utilities (0.2%)
Duke Energy Field Services LLC
   5.750%, 11/15/06                                      215,000        224,927
KeySpan Corp.
   6.150%, 6/1/06                                        210,000        220,409
Kinder Morgan Energy Partners LP
   6.750%, 3/15/11                                       400,000        445,557
Kinder Morgan, Inc.
   6.500%, 9/1/12                                        275,000        302,376
                                                                   ------------
                                                                      1,193,269
                                                                   ------------
Multi-Utilities & Unregulated Power (0.2%)
Consolidated Natural Gas Co.
   5.375%, 11/1/06                                       350,000        364,130
Energen Corp.
   7.625%, 12/15/10                                      200,000        233,743
PSEG Power LLC
   7.750%, 4/15/11                                       450,000        523,934
SCANA Corp.
   6.250%, 2/1/12                                        200,000        219,404
                                                                   ------------
                                                                      1,341,211
                                                                   ------------
Total Utilities                                                       6,542,954
                                                                   ------------
Total Long Term Debt Securities (24.8%)
   (Cost $150,625,097)                                              154,323,688
                                                                   ------------
SHORT-TERM DEBT SECURITIES:
Government Securities (1.0%)
U.S. Treasury Bills
   11/12/04                                              800,000        798,497
   11/18/04                                            5,300,000      5,288,612
                                                                   ------------
                                                                      6,087,109
                                                                   ------------
Time Deposit (3.0%)
JPMorgan Chase Nassau,
   1.26%, 10/1/04                                     19,043,733     19,043,733
                                                                   ------------
Total Short-Term Debt Securities (4.0%)
   (Amortized Cost $25,130,842)                                      25,130,842
                                                                   ------------
Total Investments (100.4%)
   (Cost/Amortized Cost $601,004,502)                               624,472,832
Other Assets Less Liabilities (-0.4%)                                (2,744,825)
                                                                   ------------
Net Assets (100%)                                                  $621,728,007
                                                                   ============
----------
*    Non-income producing.

(S) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2004, the market value of these securities amounted to $5,023,951 or 0.81% of net assets.

(l)  Floating Rate Security. Rate disclosed is as of September 30, 2004.

(n) Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

     Glossary:

     REIT - Real Estate Investment Trust
     TBA - Security is subject to delayed delivery.

At September 30, 2004, the Portfolio had the following futures contracts open:
(Note 1)

                                                                                                Unrealized
                                      Number of    Expiration     Original       Value at      Appreciation
                                      Contracts       Date          Value         9/30/04     (Depreciation)
                                      ---------   -----------   ------------   ------------   --------------
Sales:
S&P 500 Index                            (42)     December-04   $(11,744,585)  $(11,706,450)     $ 38,135
U.S. Treasury 5 Year Treasury Notes      (94)     December-04    (10,359,387)   (10,410,500)      (51,113)
                                                                                                 --------
                                                                                                 $(12,978)
                                                                                                 ========

Investment security transactions for the nine months ended September 30,2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities                     $288,758,327
U.S. Government securities                                            8,605,953
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities                      353,319,736
U.S. Government securities                                            7,815,634

As of September 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation                            $ 30,377,269
Aggregate gross unrealized depreciation                             (19,286,678)
                                                                   ------------
Net unrealized appreciation                                        $ 11,090,591
                                                                   ============

Federal income tax cost of investments                             $613,382,241
                                                                   ============

For the nine months ended September 30, 2004, the Portfolio incurred approximately $35 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $155,233,155 of which $9,837,241 expires in the year 2009, $144,186,090 expires in the year 2010, and $1,209,824 expires in the year 2011.

Included in the capital loss carryforward amounts above are $1,026,362 of losses acquired from Enterprise Accumulation Trust Mid-Cap Growth Portfolio as a result of a tax-free reorganization that occurred during the year ended 2003. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

                     See Notes to Portfolio of Investments.

EQ ADVISORS TRUST
EQ/ENTERPRISE MERGERS & ACQUISITIONS PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2004 (Unaudited)

                                                         Number of      Value
                                                           Shares     (Note 1)
                                                         ---------   ----------
COMMON STOCKS:
Consumer Discretionary (9.6%)
Auto Components (0.5%)
Midas, Inc.*                                                 1,500   $   24,300
Modine Manufacturing Co.                                       500       15,055
                                                                     ----------
                                                                         39,355
                                                                     ----------
Hotels, Restaurants & Leisure (2.4%)
Aztar Corp.*                                                 1,500       39,750
Churchill Downs, Inc.                                          300       11,745
Mandalay Resort Group                                        1,000       68,650
Prime Hospitality Corp.*                                     5,000       60,850
                                                                     ----------
                                                                        180,995
                                                                     ----------
Media (4.9%)
Acme Communications, Inc.*                                   1,500        8,925
Cablevision Systems New York Group, Class A*                 3,500       70,980
COX Communications, Inc., Class A*                             500       16,565
Fisher Communications, Inc.*                                   739       35,472
Information Holdings, Inc.*                                  1,000       27,230
Interep National Radio Sales, Inc., Class A*                 2,000        2,160
Lin TV Corp., Class A*                                       1,000       19,480
McClatchy Co., Class A                                         300       21,249
Media General, Inc., Class A                                   700       39,165
Metro-Goldwyn-Mayer, Inc.*                                   2,000       23,140
Paxson Communications Corp.*                                 2,000        2,700
Primedia, Inc.*                                              2,000        4,700
Pulitzer, Inc.                                                 300       14,820
Reader's Digest Association, Inc. (Non-Voting)                 500        7,295
Walt Disney Co.                                              2,500       56,375
Young Broadcasting, Inc., Class A*                           1,500       16,305
                                                                     ----------
                                                                        366,561
                                                                     ----------
Specialty Retail (1.8%)
Cole National Corp.*                                         5,000      138,550
                                                                     ----------
Total Consumer Discretionary                                            725,461
                                                                     ----------
Consumer Staples (5.5%)
Food & Staples Retailing (0.9%)
NeighborCare, Inc.*                                          2,500       63,375
Topps Co., Inc.                                                483        4,724
                                                                     ----------
                                                                         68,099
                                                                     ----------
Food Products (3.3%)
Dreyer's Grand Ice Cream Holdings, Inc.                      2,500      199,928
Flowers Foods, Inc.                                            500       12,925
JM Smucker Co.                                                 500       22,205
Tootsie Roll Industries, Inc.                                  515       15,048
                                                                     ----------
                                                                        250,106
                                                                     ----------
Personal Products (1.3%)
Del Laboratories, Inc.*                                      3,000       99,000
                                                                     ----------
Total Consumer Staples                                                  417,205
                                                                     ----------
Energy (1.3%)
Energy Equipment & Services (0.1%)
RPC, Inc.                                                      500        8,940
                                                                     ----------

Oil & Gas (1.2%)
Northern Border Partners LP                                    200        9,150
Stelmar Shipping Ltd.                                        2,000       75,620
                                                                     ----------
                                                                         84,770
                                                                     ----------
Total Energy                                                             93,710
                                                                     ----------
Financials (6.0%)
Capital Markets (1.1%)
Deutsche Bank AG (Registered)                                  500       35,970
Mellon Financial Corp.                                         500       13,845
SWS Group, Inc.                                              2,000       32,160
                                                                     ----------
                                                                         81,975
                                                                     ----------
Commercial Banks (2.5%)
Community First Bankshares, Inc./ND                          1,500       48,090
First National Bankshares of Florida, Inc.                   1,000       24,550
First Republic Bank                                            300       13,800
Gold Banc Corp., Inc.                                        1,000       13,490
PNC Financial Services Group, Inc.                             444       24,020
Riggs National Corp.                                         3,000       66,600
                                                                     ----------
                                                                        190,550
                                                                     ----------
Diversified Financial Services (0.3%)
JPMorgan Chase & Co.                                           396       15,733
Onyx Acceptance Corp.                                          200        5,460
                                                                     ----------
                                                                         21,193
                                                                     ----------
Insurance (0.5%)
CNA Surety Corp.*                                            2,000       21,200
St. Paul Travelers Cos., Inc.                                  433       14,315
                                                                     ----------
                                                                         35,515
                                                                     ----------
Real Estate (0.2%)
LNR Property Corp.                                             300       18,573
                                                                     ----------
Thrifts & Mortgage Finance (1.4%)
New York Community Bancorp, Inc.                               500       10,270
NewAlliance Bancshares, Inc.                                 1,250       17,938
Sovereign Bancorp, Inc.                                        971       21,187
Washington Mutual, Inc.                                        700       27,356
Waypoint Financial Corp.                                     1,000       27,570
                                                                     ----------
                                                                        104,321
                                                                     ----------
Total Financials                                                        452,127
                                                                     ----------
Health Care (4.9%)
Health Care Equipment & Supplies (2.5%)
Arthrocare Corp.*                                              200        5,858
Bio-Rad Laboratories, Inc., Class A*                           200       10,220
Biosite, Inc.*                                                 500       24,480
BioVeris Corp.*                                                300        1,863
Cholestech Corp.*                                              200        1,352
CNS, Inc.                                                      500        5,500
Conmed Corp.*                                                  500       13,150
DJ Orthopedics, Inc.*                                          200        3,530
Encore Medical Corp.*                                          500        2,490
Exactech, Inc.*                                                500       10,225
ICU Medical, Inc.*                                             500       13,020
Inamed Corp.*                                                  500       23,835
Kensey Nash Corp.*                                             500       13,095
Orthofix International N.V.*                                   600       20,610
Osteotech, Inc.*                                               200          788
Regeneration Technologies, Inc.*                             1,000        8,020

Schick Technologies, Inc.*                                     500        5,475
Thoratec Corp.*                                              1,000        9,620
Young Innovations, Inc.                                        300        9,900
                                                                     ----------
                                                                        183,031
                                                                     ----------
Health Care Providers & Services (2.2%)
Inveresk Research Group, Inc.*                               1,000       36,890
NWH, Inc.                                                    1,000       17,679
Priority Healthcare Corp., Class B*                            500       10,075
UnitedHealth Group, Inc.                                       635       46,825
VitalWorks, Inc.*                                            1,000        3,730
WellPoint Health Networks, Inc.*                               500       52,545
                                                                     ----------
                                                                        167,744
                                                                     ----------
Pharmaceuticals (0.2%)
Bristol-Myers Squibb Co.                                       500       11,835
Collagenex Pharmaceuticals, Inc.*                              500        3,275
                                                                     ----------
                                                                         15,110
                                                                     ----------
Total Health Care                                                       365,885
                                                                     ----------
Industrials (5.8%)
Aerospace & Defense (2.5%)
DRS Technologies, Inc.*                                        500       18,720
Invision Technologies, Inc.*                                 2,000       89,980
Titan Corp.*                                                 6,000       83,820
                                                                     ----------
                                                                        192,520
                                                                     ----------
Commercial Services & Supplies (0.7%)
H&R Block, Inc.                                                300       14,826
Republic Services, Inc.                                      1,000       29,760
Trojan Technologies, Inc.*                                   1,000        8,352
                                                                     ----------
                                                                         52,938
                                                                     ----------
Electrical Equipment (1.3%)
Cooper Industries Ltd., Class A                                500       29,500
Thomas & Betts Corp.                                         2,500       67,050
                                                                     ----------
                                                                         96,550
                                                                     ----------
Machinery (1.3%)
Baldwin Technology Co.*                                      4,600       12,880
Circor International, Inc.                                   1,000       19,500
Flowserve Corp.*                                             1,000       24,180
ITT Industries, Inc.                                           500       39,995
                                                                     ----------
                                                                         96,555
                                                                     ----------
Total Industrials                                                       438,563
                                                                     ----------
Information Technology (2.4%)
Communications Equipment (1.1%)
Belden CDT, Inc.                                             3,750       81,750
                                                                     ----------
Computers & Peripherals (0.0%)
StorageNetworks, Inc.*                                       1,500           --
                                                                     ----------
Electronic Equipment & Instruments (0.2%)
Thermo Electron Corp.*                                         500       13,510
                                                                     ----------
IT Services (0.7%)
DigitalNet Holdings, Inc.*                                   1,000       30,215
National Processing, Inc.*                                   1,000       26,520
                                                                     ----------
                                                                         56,735
                                                                     ----------
Semiconductors & Semiconductor Equipment (0.3%)
Monolithic System Technology, Inc.*                          5,000       21,700
                                                                     ----------

Software (0.1%)
MDSI Mobile Data Solutions*                                  2,000        9,882
                                                                     ----------
Total Information Technology                                            183,577
                                                                     ----------
Materials (1.8%)
Chemicals (1.0%)
Hercules, Inc.*                                              2,000       28,500
Sensient Technologies Corp.                                  2,000       43,280
                                                                     ----------
                                                                         71,780
                                                                     ----------
Containers & Packaging (0.8%)
Greif, Inc., Class A                                         1,500       63,225
                                                                     ----------
Total Materials                                                         135,005
                                                                     ----------
Telecommunication Services (2.8%)
Diversified Telecommunication Services (1.5%)
AT&T Corp.                                                   1,000       14,320
CenturyTel, Inc.                                             1,000       34,240
Sprint Corp.                                                 2,500       50,325
Telekom Austria AG (ADR)                                       500       14,070
                                                                     ----------
                                                                        112,955
                                                                     ----------
Wireless Telecommunication Services (1.3%)
AT&T Wireless Services, Inc.*                                5,000       73,900
Microcell Telecommunications, Inc., Class B*                   200        5,626
Price Communications Corp.*                                  1,050       16,012
                                                                     ----------
                                                                         95,538
                                                                     ----------
Total Telecommunication Services                                        208,493
                                                                     ----------
Utilities (2.2%)
Electric Utilities (1.8%)
Duquesne Light Holdings, Inc.                                1,000       17,960
Unisource Energy Corp.                                       5,000      121,750
                                                                     ----------
                                                                        139,710
                                                                     ----------
Gas Utilities (0.4%)
Laclede Group, Inc.                                            300        8,769
SEMCO Energy, Inc.                                           1,500        8,235
Southwest Gas Corp.                                            500       11,975
                                                                     ----------
                                                                         28,979
                                                                     ----------
Total Utilities                                                         168,689
                                                                     ----------
Total Common Stocks (42.3%)
   (Cost $3,199,967)                                                  3,188,715
                                                                     ----------

                                                         Principal
                                                          Amount
                                                        ----------
SHORT-TERM DEBT SECURITIES:
Government Securities (51.8%)
U.S. Treasury Bills
   10/7/04                                              $2,000,000    1,999,388
   10/14/04                                                402,000      401,796
   10/21/04                                              1,500,000    1,498,639
                                                                     ----------
                                                                      3,899,823
                                                                     ----------
Time Deposit (3.7%)
JPMorgan Chase Nassau,
   1.26%, 10/1/04                                          276,723      276,723
                                                                     ----------
Total Short-Term Debt Securities (55.5%)
   (Amortized Cost $4,176,546)                                        4,176,546
                                                                     ----------
Total Investments (97.8%)
   (Cost/Amortized Cost $7,376,513)                                   7,365,261
Other Assets Less Liabilities (2.2%)                                    167,959
                                                                     ----------
Net Assets (100%)                                                    $7,533,220
                                                                     ==========

----------
*    Non-income producing.

     Glossary:
     ADR - American Depositary Receipt

Investment security transactions for the nine months ended September 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities          $4,788,639
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities           2,901,352

As of September 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation                 $  183,264
Aggregate gross unrealized depreciation                   (194,516)
                                                        ----------
Net unrealized depreciation                             $  (11,252)
                                                        ==========

Federal income tax cost of investments                  $7,376,513
                                                        ==========

For the nine months ended September 30, 2004, the Portfolio incurred approximately $1,441 as brokerage commissions with Gabelli & Co., Inc., an affiliated broker/dealer.

                     See Notes to Portfolio of Investments.

EQ ADVISORS TRUST
EQ/ENTERPRISE MULTI-CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2004 (Unaudited)
                                                       Number of       Value
                                                         Shares       (Note 1)
                                                      -----------   -----------
COMMON STOCKS:
Consumer Discretionary (15.5%)
Hotels, Restaurants & Leisure (1.2%)
Royal Caribbean Cruises Ltd.                               16,400   $   715,040
                                                                    -----------
Internet & Catalog Retail (5.6%)
eBay, Inc.*                                                19,900     1,829,606
IAC/InterActiveCorp*                                       27,000       594,540
Netflix, Inc.*                                             61,100       942,162
                                                                    -----------
                                                                      3,366,308
                                                                    -----------
Media (4.5%)
Sirius Satellite Radio, Inc.*                             154,300       493,760
Time Warner, Inc.*                                         89,500     1,444,530
Viacom, Inc., Class B                                      21,700       728,252
                                                                    -----------
                                                                      2,666,542
                                                                    -----------
Multiline Retail (1.0%)
Kohl's Corp.*                                              11,900       573,461
                                                                    -----------
Specialty Retail (1.9%)
Bed Bath & Beyond, Inc.*                                   18,400       682,824
Tractor Supply Co.*                                        15,000       471,600
                                                                    -----------
                                                                      1,154,424
                                                                    -----------
Textiles, Apparel & Luxury Goods (1.3%)
Coach, Inc.*                                               12,200       517,524
Polo Ralph Lauren Corp.                                     7,800       283,686
                                                                    -----------
                                                                        801,210
                                                                    -----------
Total Consumer Discretionary                                          9,276,985
                                                                    -----------
Consumer Staples (1.6%)
Food & Staples Retailing (1.6%)
CVS Corp.                                                  22,200       935,286
                                                                    -----------
Energy (7.4%)
Energy Equipment & Services (2.6%)
National-Oilwell, Inc.*                                    39,000     1,281,540
Patterson-UTI Energy, Inc.                                 16,700       318,469
                                                                    -----------
                                                                      1,600,009
                                                                    -----------
Oil & Gas (4.8%)
BP plc (ADR)                                               11,300       650,089
EOG Resources, Inc.                                        17,200     1,132,620
Talisman Energy, Inc.                                      19,000       492,100
Teekay Shipping Corp.                                      13,900       598,951
                                                                    -----------
                                                                      2,873,760
                                                                    -----------
Total Energy                                                          4,473,769
                                                                    -----------
Financials (5.2%)
Capital Markets (0.7%)
Lehman Brothers Holdings, Inc.                              5,600       446,432
                                                                    -----------
Commercial Banks (0.5%)
Wells Fargo & Co.                                           5,150       307,095
                                                                    -----------

Consumer Finance (3.0%)
Capital One Financial Corp.                                14,000     1,034,600
First Marblehead Corp.*                                    16,000       742,400
                                                                    -----------
                                                                      1,777,000
                                                                    -----------
Insurance (1.0%)
American International Group, Inc.                          8,500       577,915
                                                                    -----------
Total Financials                                                      3,108,442
                                                                    -----------
Health Care (23.3%)
Biotechnology (7.6%)
Biogen Idec, Inc.*                                         19,500     1,192,815
Genentech, Inc.*                                           14,800       775,816
Genzyme Corp.*                                             10,650       579,466
Gilead Sciences, Inc.*                                     37,900     1,416,702
OSI Pharmaceuticals, Inc.*                                  9,700       596,162
                                                                    -----------
                                                                      4,560,961
                                                                    -----------
Health Care Equipment & Supplies (5.0%)
Advanced Medical Optics, Inc.*                             16,700       660,819
Fisher Scientific International, Inc.*                     15,400       898,282
Given Imaging Ltd.*                                         7,800       299,910
Guidant Corp.                                               6,300       416,052
Kinetic Concepts, Inc.*                                    14,100       740,955
                                                                    -----------
                                                                      3,016,018
                                                                    -----------
Health Care Providers & Services (5.1%)
Aetna, Inc.                                                 6,100       609,573
AMERIGROUP Corp.*                                          13,600       765,000
Anthem, Inc.*                                               7,200       628,200
Caremark Rx, Inc.*                                         12,000       384,840
Quest Diagnostics, Inc.                                     7,300       644,006
                                                                    -----------
                                                                      3,031,619
                                                                    -----------
Pharmaceuticals (5.6%)
Allergan, Inc.                                             11,700       848,835
IVAX Corp.*                                                45,300       867,495
Pfizer, Inc.                                               19,280       589,968
Schering-Plough Corp.                                      32,100       611,826
Teva Pharmaceutical Industries Ltd. (ADR)                  16,700       433,365
                                                                    -----------
                                                                      3,351,489
                                                                    -----------
Total Health Care                                                    13,960,087
                                                                    -----------
Industrials (7.3%)
Aerospace & Defense (3.7%)
Lockheed Martin Corp.                                      22,900     1,277,362
United Technologies Corp.                                   9,900       924,462
                                                                    -----------
                                                                      2,201,824
                                                                    -----------
Air Freight & Logistics (1.0%)
FedEx Corp.                                                 7,100       608,399
                                                                    -----------
Industrial Conglomerates (1.5%)
Tyco International Ltd.                                    29,500       904,470
                                                                    -----------
Road & Rail (1.1%)
Burlington Northern Santa Fe Corp.                         17,500       670,425
                                                                    -----------
Total Industrials                                                     4,385,118
                                                                    -----------
Information Technology (27.1%)
Communications Equipment (5.3%)
Nokia OYJ (ADR)                                            53,600       735,392
QUALCOMM, Inc.                                             19,400       757,376

Research In Motion Ltd.*                                   22,150     1,690,931
                                                                    -----------
                                                                      3,183,699
                                                                    -----------
Computers & Peripherals (2.5%)
PalmOne, Inc.*                                             48,100     1,464,164
                                                                    -----------
Internet & Catalog Retail (0.5%)
Shanda Interactive Entertainment Ltd. (ADR)*               12,400       297,600
                                                                    -----------
Internet Software & Services (4.2%)
Yahoo!, Inc.*                                              73,500     2,492,385
                                                                    -----------
IT Services (1.0%)
Cognizant Technology Solutions Corp., Class A*             20,400       622,404
                                                                    -----------
Office Electronics (1.7%)
Zebra Technologies Corp., Class A*                         17,100     1,043,271
                                                                    -----------
Semiconductors & Semiconductor Equipment (4.8%)
Broadcom Corp., Class A*                                   32,200       878,738
Intel Corp.                                                14,800       296,888
National Semiconductor Corp.*                              50,000       774,500
Novellus Systems, Inc.*                                    34,400       914,696
                                                                    -----------
                                                                      2,864,822
                                                                    -----------
Software (7.1%)
Cognos, Inc.*                                              12,900       458,208
Microsoft Corp.                                            85,100     2,353,015
NAVTEQ Corp.*                                              20,400       727,056
Red Hat, Inc.*                                             23,600       288,864
Take-Two Interactive Software, Inc.*                       13,300       436,905
                                                                    -----------
                                                                      4,264,048
                                                                    -----------
Total Information Technology                                         16,232,393
                                                                    -----------
Materials (1.8%)
Chemicals (0.4%)
Lubrizol Corp.                                              6,800       235,280
                                                                    -----------
Metals & Mining (1.4%)
Peabody Energy Corp.                                       14,200       844,900
                                                                    -----------
Total Materials                                                       1,080,180
                                                                    -----------
Telecommunication Services (0.7%)
Wireless Telecommunication Services (0.7%)
Spectrasite, Inc.*                                          9,500       441,750
                                                                    -----------
Total Common Stocks (89.9%)
   (Cost $49,890,938)                                                53,894,010
                                                                    -----------
                                                       Principal
                                                         Amount
                                                      -----------
SHORT-TERM DEBT SECURITIES:
Government Securities (3.3%)
Federal Home Loan Mortgage Corp.
   (Discount Note), 12/28/04                          $ 1,000,000       995,551
Federal National Mortgage Association
   (Discount Note), 11/5/04                             1,000,000       998,191
                                                                    -----------
                                                                      1,993,742
                                                                    -----------
Time Deposit (3.6%)
JPMorgan Chase Nassau,
   1.26%, 10/1/04                                       2,156,850     2,156,850
                                                                    -----------
Total Short-Term Debt Securities (6.9%)
   (Amortized Cost $4,150,592)                                        4,150,592
                                                                    -----------

Total Investments (96.8%)
   (Cost/Amortized Cost $54,041,530)                                 58,044,602
Other Assets Less Liabilities (3.2%)                                  1,942,185
                                                                    -----------
Net Assets (100%)                                                   $59,986,787
                                                                    ===========
----------
*    Non-income producing.

     Glossary:
     ADR - American Depositary Receipt

Investment security transactions for the nine months ended September 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities        $78,288,984
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities         88,531,354

As of September 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation               $ 5,751,059
Aggregate gross unrealized depreciation                (1,747,987)
                                                      -----------
Net unrealized appreciation                           $ 4,003,072
                                                      ===========

Federal income tax cost of investments                $54,041,530
                                                      ===========

For the nine months ended September 30, 2004, the Portfolio incurred approximately $120,446 as brokerage commissions with Fred Alger & Co., Inc. and $944 with Bernstein (Sanford C.), affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $94,449,531 of which $22,993,513 expires in the year 2008, $46,169,866 expires in the year 2009, and $25,286,152 expires in the year 2010.

                     See Notes to Portfolio of Investments.

EQ ADVISORS TRUST
EQ/ENTERPRISE SHORT-DURATION BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2004 (Unaudited)

                                                        Principal      Value
                                                         Amount       (Note 1)
                                                       ----------   -----------
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (43.2%)
Asset Backed Securities (32.3%)
Ameriquest Mortgage Securities, Inc.,
   Series 03-6 M1
   2.600%, 5/25/33(l)                                  $  400,000   $   402,982
Amresco Residential Securities Mortgage Loan Trust,
   Series 98-2 M1F
   6.745%, 6/25/28                                        122,883       124,792
Asset Backed Funding Certificates,
   Series 01-1 M1
   6.863%, 5/20/32                                        375,000       383,319
Atherton Franchisee Loan Funding,
   Series 98-A A2
   6.720%, 5/15/20(S)                                     191,771       195,875
Bayview Financial Acquisition Trust,
   Series 03-CA M2
   3.840%, 6/28/33(l)(S)+                                 750,000       763,535
Capital One Multi-Asset Execution Trust,
   Series 03-C1 C1
   4.310%, 3/15/11(l)                                     250,000       266,202
Centex Home Equity,
   Series 04-D MV3
   2.833%, 12/25/49(l)                                    250,000       250,000
Circuit City Credit Card Master Trust,
   Series 03-2 CTFS
   5.760%, 4/15/11(l)(S)                                  400,000       415,664
Citibank Credit Card Issuance Trust,
   Series 02-C3 C3
   3.020%, 12/15/09(l)                                    250,000       255,540
DVI Receivables Corp.,
   Series 03-1 D1
   3.700%, 3/12/11(l)+                                    160,268            --
GE Business Loan Trust,
   Series 03-2A C
   3.410%, 11/15/31(l)(S)                                  96,228       100,470
Hedged Mutual Fund Fee Trust,
   Series 03-1A 1
   4.690%, 11/30/10(l)(S)+                                172,581       172,944
   Series 03-2 1
   4.590%, 3/2/11(l)(S)+                                  192,980       193,501
Lehman ABS Manufactured Housing Contract,
   Series 02-A A
   2.210%, 8/15/16(l)                                     147,847       147,219
Morgan Stanley ABS Capital I,
   Series 04-HE4 M3
   3.340%, 5/25/34(l)                                     200,000       199,999
World Financial Network Credit Card Master Trust,
   Series 04-B C
   2.478%, 7/15/10(l)                                     400,000       400,188
                                                                    -----------
                                                                      4,272,230
                                                                    -----------

Non-Agency (10.9%)
Bank of America Mortgage Securities,
   Series 03-I 1A1
   3.312%, 10/25/33(l)                                    429,453       432,260
   Series 04-A 1A1
   3.467%, 2/25/34(l)                                     308,523       306,531
Bayview Commercial Asset Trust,
   Series 03-1 B
   6.300%, 8/25/33(l)(S)+                                 200,096       204,426
Granite Mortgages plc,
   Series 04-3 1M
   2.185%, 9/20/44(l)                                     500,000       496,500
                                                                    -----------
                                                                      1,439,717
                                                                    -----------
Total Asset-Backed Securities                                         5,711,947
                                                                    -----------
Consumer Discretionary (12.9%)
Auto Components (2.0%)
BorgWarner, Inc.
   7.000%, 11/1/06                                        250,000       268,082
                                                                    -----------
Automobiles (6.1%)
DaimlerChrysler NA Holdings Corp.
   2.340%, 5/24/06(l)                                     200,000       200,740
Ford Motor Credit Co.
   7.500%, 3/15/05                                        200,000       204,410
   2.790%, 9/28/07(l)                                     400,000       399,522
                                                                    -----------
                                                                        804,672
                                                                    -----------
Household Durables (3.0%)
Lennar Corp.
   2.220%, 8/20/07(l)(S)                                  400,000       399,800
                                                                    -----------
Media (1.8%)
Walt Disney Co.
   6.750%, 3/30/06                                        225,000       237,143
                                                                    -----------
Total Consumer Discretionary                                          1,709,697
                                                                    -----------
Consumer Staples (1.9%)
Beverages (1.9%)
PepsiCo, Inc.
   3.200%, 5/15/07                                        250,000       251,046
                                                                    -----------
Financials (12.4%)
Commercial Banks (4.9%)
RBS Capital Trust IV
   2.775%, 9/29/49(l)                                     400,000       402,791
Wells Fargo & Co.
   3.120%, 8/15/08                                        250,000       244,186
                                                                    -----------
                                                                        646,977
                                                                    -----------
Consumer Finance (3.7%)
General Motors Acceptance Corp.
   6.750%, 1/15/06                                        225,000       234,695
John Deere Capital Corp.
   3.625%, 5/25/07                                        250,000       251,656
                                                                    -----------
                                                                        486,351
                                                                    -----------
Diversified Financial Services (3.8%)
CIT Group, Inc.
   6.625%, 6/15/05                                        200,000       205,743
   2.140%, 9/20/07(l)                                     300,000       299,708
                                                                    -----------
                                                                        505,451
                                                                    -----------
Total Financials                                                      1,638,779
                                                                    -----------

Government Securities (14.1%)
U.S. Government Agencies (10.4%)
Federal National Mortgage Association
   2.750%, 8/11/06                                        500,000       500,089
   4.592%, 5/1/33(l)                                      630,575       634,967
   3.735%, 6/1/34(l)                                      238,222       238,663
                                                                    -----------
                                                                      1,373,719
                                                                    -----------
U.S. Treasuries (3.7%)
U.S. Treasury Notes
   1.625%, 1/31/05                                        500,000       499,649
                                                                    -----------
Total Government Securities                                           1,873,368
                                                                    -----------
Health Care (3.0%)
Pharmaceuticals (3.0%)
Pfizer, Inc.
   2.500%, 3/15/07                                        400,000       395,819
                                                                    -----------
Materials (1.9%)
Metals & Mining (1.9%)
Alcan, Inc.
   2.100%, 12/8/04(l)(S)                                  250,000       249,979
                                                                    -----------
Utilities (12.5%)
Electric Utilities (9.5%)
Northern States Power Co.
   2.875%, 8/1/06                                         250,000       249,321
Pacific Gas & Electric Co.
   2.300%, 4/3/06(l)                                    1,000,000     1,000,919
                                                                    -----------
                                                                      1,250,240
                                                                    -----------
Multi-Utilities & Unregulated Power (3.0%)
Sempra Energy
   2.210%, 5/21/08(l)                                     400,000       399,698
                                                                    -----------
Total Utilities                                                       1,649,938
                                                                    -----------
Total Long-Term Debt Securities (101.9%)
   (Cost $13,598,544)                                                13,480,573
                                                                    -----------
SHORT-TERM DEBT SECURITIES:
Time Deposit (0.7%)
JPMorgan Chase Nassau,
   1.26%, 10/1/04 (Amortized Cost $88,791)                 88,791        88,791
                                                                    -----------
Total Investments (102.6%)
   (Cost/Amortized Cost $13,687,335)                                 13,569,364
Other Assets Less Liabilities (-2.6%)                                  (342,778)
                                                                    -----------
Net Assets (100%)                                                   $13,226,586
                                                                    ===========

----------
(S) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2004, the market value of these securities amounted to $2,696,194 or 20.38% of net assets.
+ Securities (totalling $1,334,406 or 10.09% of net assets) valued at fair value.
(l)  Floating Rate Security. Rate disclosed is as of September 30, 2004.

Investment security transactions for the nine months ended September 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities                      $ 6,318,668
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities                          536,560

As of September 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation                             $    87,266
Aggregate gross unrealized depreciation                                (205,237)
                                                                    -----------
Net unrealized depreciation                                         $  (117,971)
                                                                    ===========

Federal income tax cost of investments                              $13,687,335
                                                                    ===========

The Portfolio has a net capital loss carryforward of $4,122 which expires in the year 2011.

                     See Notes to Portfolio of Investments.

EQ ADVISORS TRUST
EQ/ENTERPRISE SMALL COMPANY GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2004 (Unaudited)

                                                        Number of      Value
                                                          Shares      (Note 1)
                                                        ---------   -----------
COMMON STOCKS:
Consumer Discretionary (16.7%)
Hotels, Restaurants & Leisure (5.5%)
BJ's Restaurants, Inc.*                                    68,000   $ 1,079,160
Isle of Capri Casinos, Inc.*                               28,000       542,360
Red Robin Gourmet Burgers*                                 22,100       965,107
Ruby Tuesday, Inc.                                         42,600     1,187,262
Shuffle Master, Inc.*                                      14,250       533,805
                                                                    -----------
                                                                      4,307,694
                                                                    -----------
Household Durables (1.6%)
Yankee Candle Co., Inc.*                                   43,900     1,271,344
                                                                    -----------

Media (5.6%)
Lions Gate Entertainment Corp.*                           299,300     2,603,910
Navarre Corp.*                                             40,200       582,498
Salem Communications Corp., Class A*                       43,800     1,109,016
WPT Enterprises, Inc.*                                      7,900        79,000
                                                                    -----------
                                                                      4,374,424
                                                                    -----------
Specialty Retail (4.0%)
PETCO Animal Supplies, Inc.*                               54,900     1,793,034
Too, Inc.*                                                 75,200     1,358,864
                                                                    -----------
                                                                      3,151,898
                                                                    -----------
Total Consumer Discretionary                                         13,105,360
                                                                    -----------

Energy (12.7%)
Energy Equipment & Services (1.6%)
Tesco Corp.*                                               45,100       486,178
Willbros Group, Inc.*                                      50,400       751,464
                                                                    -----------
                                                                      1,237,642
                                                                    -----------
Oil & Gas (11.1%)
Chesapeake Energy Corp.                                    82,200     1,301,226
Cimarex Energy Co.*                                        45,800     1,600,252
Enterra Energy Trust                                       28,200       409,746
Jed Oil, Inc.*                                              9,600       119,904
OMI Corp.                                                 107,600     1,723,752
Ultra Petroleum Corp.*                                     73,800     3,619,890
                                                                    -----------
                                                                      8,774,770
                                                                    -----------
Total Energy                                                         10,012,412
                                                                    -----------

Financials (7.1%)
Commercial Banks (4.2%)
Cascade Bancorp                                            26,624       516,506
Hanmi Financial Corp.                                      51,900     1,567,380
Hudson United Bancorp                                      33,300     1,227,105
                                                                    -----------
                                                                      3,310,991
                                                                    -----------
Diversified Financial Services (0.4%)
Prospect Energy Corp.*                                     23,800       355,810
                                                                    -----------
Insurance (1.9%)
Ohio Casualty Corp.*                                       70,400     1,473,472
                                                                    -----------

Thrifts & Mortgage Finance (0.6%)
E-LOAN, Inc.*                                             230,000       489,900
                                                                    -----------
Total Financials                                                      5,630,173
                                                                    -----------

Health Care (19.8%)
Biotechnology (5.6%)
Corgentech, Inc.*                                          46,600       795,462
Critical Therapeutics, Inc.*                               70,900       414,765
Dusa Pharmaceuticals, Inc.*                                39,975       458,913
Eyetech Pharmaceuticals, Inc.*                             11,700       397,683
Gen-Probe, Inc.*                                           19,600       781,452
Martek Biosciences Corp.*                                  14,300       695,552
Nabi Biopharmaceuticals*                                   63,500       849,630
                                                                    -----------
                                                                      4,393,457
                                                                    -----------
Health Care Equipment & Supplies (6.6%)
Candela Corp.*                                             37,000       426,980
Cytyc Corp.*                                               32,300       780,045
Encore Medical Corp.*                                     114,600       570,708
I-Flow Corp.*                                              28,500       412,680
Kensey Nash Corp.*                                         24,050       629,869
Nektar Therapeutics*                                       44,200       640,016
NuVasive, Inc.*                                            33,200       350,592
Palomar Medical Technologies, Inc.*                        41,500       909,680
Regeneration Technologies, Inc.*                           57,900       464,358
                                                                    -----------
                                                                      5,184,928
                                                                    -----------
Health Care Providers & Services (3.5%)
Bio-Imaging Technologies, Inc.*                            65,600       320,128
Centene Corp.*                                             27,500     1,170,950
Medcath Corp.*                                             64,725     1,023,950
Radiation Therapy Services, Inc.*                          23,700       268,758
                                                                    -----------
                                                                      2,783,786
                                                                    -----------
Pharmaceuticals (4.1%)
Angiotech Pharmaceuticals, Inc.*                           54,100     1,096,607
New River Pharmaceuticals, Inc.*                           76,000       752,400
Nexmed, Inc.*                                             276,800       406,896
Par Pharmaceutical Cos., Inc.*                             19,650       706,024
Santarus, Inc.*                                            23,800       215,866
                                                                    -----------
                                                                      3,177,793
                                                                    -----------
Total Health Care                                                    15,539,964
                                                                    -----------

Industrials (4.2%)
Machinery (4.0%)
Ceradyne, Inc.*                                            72,000     3,161,520
                                                                    -----------

Road & Rail (0.2%)
Vitran Corp., Inc.*                                         9,400       139,778
                                                                    -----------
Total Industrials                                                     3,301,298
                                                                    -----------

Information Technology (30.4%)
Communications Equipment (1.9%)
Alvarion Ltd.*                                             56,000       724,640
Cyberguard Corp.*                                          44,900       265,359
Symmetricom, Inc.*                                         50,300       475,838
                                                                    -----------
                                                                      1,465,837
                                                                    -----------
Computers & Peripherals (4.5%)
Avid Technology, Inc.*                                     32,200     1,509,214
Dot Hill Systems Corp.*                                    96,000       769,920
Intergraph Corp.*                                          18,600       505,362

Mobility Electronics, Inc.*                                94,700       780,328
                                                                    -----------
                                                                      3,564,824
                                                                    -----------
Electronic Equipment & Instruments (5.6%)
Flir Systems, Inc.*                                        45,600     2,667,600
LeCroy Corp.*                                              65,100     1,087,821
Veeco Instruments, Inc.*                                   29,100       610,227
                                                                    -----------
                                                                      4,365,648
                                                                    -----------
Internet Software & Services (3.4%)
Digital River, Inc.*                                       35,600     1,060,168
Kintera, Inc.*                                            117,100     1,105,424
Open Text Corp.*                                           30,700       529,882
                                                                    -----------
                                                                      2,695,474
                                                                    -----------
IT Services (0.4%)
Ness Technologies, Inc.*                                   25,900       329,448
                                                                    -----------
Semiconductors & Semiconductor Equipment (6.7%)
ChipMOS TECHNOLOGIES Bermuda Ltd.*                         36,200       253,038
Mattson Technology, Inc.*                                  73,600       565,984
MEMC Electronic Materials, Inc.*                          172,000     1,458,560
Mykrolis Corp.*                                            49,000       493,430
OmniVision Technologies, Inc.*                             59,800       846,170
Tessera Technologies, Inc.*                                48,200     1,065,220
Ultratech, Inc.*                                           36,500       571,955
                                                                    -----------
                                                                      5,254,357
                                                                    -----------
Software (7.9%)
Ascential Software Corp.*                                  61,000       821,670
Citadel Security Software, Inc.*                          143,100       356,319
Concur Technologies, Inc.*                                 79,300       831,857
Macromedia, Inc.*                                          73,600     1,477,888
OpenTV Corp., Class A*                                    127,300       388,265
Pervasive Software, Inc.*                                  30,900       185,091
Sonic Solutions, Inc.*                                     81,600     1,331,712
Ultimate Software Group, Inc.*                             65,500       804,340
                                                                    -----------
                                                                      6,197,142
                                                                    -----------
Total Information Technology                                         23,872,730
                                                                    -----------

Materials (1.8%)
Chemicals (1.8%)
Georgia Gulf Corp.                                         11,900       530,621
Nova Chemicals Corp.                                       11,100       429,570
Olin Corp.                                                 22,300       446,000
                                                                    -----------
Total Materials                                                       1,406,191
                                                                    -----------
Total Common Stocks (92.7%)
   (Cost $66,494,849)                                                72,868,128
                                                                    -----------

                                                        Principal
                                                         Amount
                                                       ----------
SHORT-TERM DEBT SECURITIES:
Time Deposit (5.2%)
JPMorgan Chase Nassau,
   1.26%, 10/1/04 (Amortized Cost $4,104,139)          $4,104,139     4,104,139
                                                                    -----------
Total Investments (97.9%)
   (Cost/Amortized Cost $70,598,988)                                 76,972,267
Other Assets Less Liabilities (2.1%)                                  1,634,422
                                                                    -----------
Net Assets (100%)                                                   $78,606,689
                                                                    ===========

----------
*    Non-income producing.

Investment security transactions for the nine months ended September 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities                      $63,982,638
Net Proceeds of Sales of Redemptions:
Stocks and long-term corporate debt securities                       66,853,448

As of September 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation                             $13,826,191
Aggregate gross unrealized depreciation                              (7,452,912)
                                                                    -----------
Net unrealized appreciation                                         $ 6,373,279
                                                                    ===========

Federal income tax cost investments                                 $70,598,988
                                                                    ===========

The Portfolio has a net capital loss carryforward of $18,045,041 of which $4,293,074 expires in the year 2009, $3,542,976 expires in the year 2010, and $10,208,991 expires in the year 2011.

                      See Notes to Portfolio of Investments

EQ ADVISORS TRUST
EQ/ENTERPRISE SMALL COMPANY VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2004 (Unaudited)

                                                       Number of       Value
                                                         Shares      (Note 1)
                                                       ---------   ------------
COMMON STOCKS:
Consumer Discretionary (34.5%)
Auto Components (5.6%)
BorgWarner, Inc.                                         128,000   $  5,541,120
Federal-Mogul Corp.*                                      60,000         10,800
GenTek, Inc.*                                             15,000             --
Midas, Inc.*                                             220,000      3,564,000
Modine Manufacturing Co.                                 190,000      5,720,900
Raytech Corp.*                                            40,000         72,400
Standard Motor Products, Inc.                            229,000      3,460,190
Strattec Strategy Corp.*                                  23,000      1,431,980
Tenneco Automotive, Inc.*                                120,000      1,572,000
Transpro, Inc.*                                          105,000        540,750
                                                                   ------------
                                                                     21,914,140
                                                                   ------------
Automobiles (0.7%)
Fleetwood Enterprises, Inc.*                             110,200      1,672,836
Monaco Coach Corp.                                        50,000      1,082,500
Thor Industries, Inc.                                      4,000        105,880
                                                                   ------------
                                                                      2,861,216
                                                                   ------------
Hotels, Restaurants & Leisure (6.3%)
Aztar Corp.*                                             180,000      4,770,000
Boca Resorts, Inc., Class A*                             147,000      2,729,790
Churchill Downs, Inc.                                     67,000      2,623,050
Dover Downs Gaming & Entertainment, Inc.                  75,000        771,750
Dover Motorsports, Inc.                                  120,000        514,800
Gaylord Entertainment Co.*                               216,000      6,696,000
Kerzner International Ltd.*                               35,000      1,538,950
La Quinta Corp.*                                         137,900      1,075,620
Magna Entertainment Corp., Class A*                      110,000        599,500
Marcus Corp.                                               2,000         38,940
Prime Hospitality Corp.*                                  74,100        901,797
Six Flags, Inc.*                                         100,000        544,000
Steak n Shake Co.*                                        50,000        854,000
Triarc Cos., Inc., Class A                                40,000        457,200
Triarc Cos., Inc., Class B                                70,000        802,900
Wyndham International, Inc., Class A*                     30,000         24,600
                                                                   ------------
                                                                     24,942,897
                                                                   ------------
Household Durables (2.0%)
Cavalier Homes, Inc.*                                    100,000        565,000
Cavco Industries, Inc.*                                   30,000      1,133,100
Champion Enterprises, Inc.*                              200,000      2,058,000
Fedders Corp.                                            670,000      2,740,300
National Presto Industries, Inc., Class A                 10,400        434,928
Skyline Corp.                                             25,000      1,001,250
Southern Energy Homes, Inc.*                              20,000         88,400
                                                                   ------------
                                                                      8,020,978
                                                                   ------------
Media (16.3%)
Acme Communications, Inc.*                                51,000        303,450
Beasley Broadcasting Group, Inc., Class A*                87,500      1,373,750
Belo Corp., Class A                                      105,000      2,366,700
Cablevision Systems New York Group, Class A*             185,000      3,751,800
Cumulus Media, Inc., Class A*                              8,005        115,192
E.W. Scripps Co., Class A                                 40,000      1,911,200

Fisher Communications, Inc.*                              60,000      2,880,000
Gemstar-TV Guide International, Inc.*                    200,000      1,130,000
Granite Broadcasting Corp.*                               20,000          4,600
Gray Television, Inc.                                    250,000      2,975,000
Interactive Data Corp.*                                  140,000      2,634,800
Interep National Radio Sales, Inc., Class A*              48,000         51,840
Journal Register Co.*                                     45,000        850,500
Lakes Entertainment, Inc.*                               120,000      1,257,600
Lee Enterprises, Inc.                                     58,000      2,687,720
Liberty Corp.                                            142,000      5,643,080
Liberty Media Corp., Class A*                            156,000      1,360,320
Lin TV Corp., Class A*                                    80,000      1,558,400
McClatchy Co., Class A                                    96,000      6,799,680
MDC Partners, Inc., Class A*                              20,000        253,600
Media General, Inc., Class A                             134,000      7,497,300
Meredith Corp.                                            55,000      2,825,900
Nelson (Thomas), Inc.                                     57,000      1,114,350
Nexstar Broadcasting Group, Inc., Class A*                40,000        340,800
Paxson Communications Corp.*                             315,000        425,250
Penton Media, Inc.*                                      100,000         16,500
Primedia, Inc.*                                          398,600        936,710
Pulitzer, Inc.                                            92,000      4,544,800
Rogers Communications, Inc., Class B                      25,000        505,250
Salem Communications Corp., Class A*                     115,000      2,911,800
Sinclair Broadcast Group, Inc., Class A                  160,000      1,168,000
UnitedGlobalCom, Inc., Class A*                          179,648      1,341,971
Young Broadcasting, Inc., Class A*                       100,000      1,087,000
                                                                   ------------
                                                                     64,624,863
                                                                   ------------
Multiline Retail (1.9%)
Neiman-Marcus Group, Inc., Class B                       140,000      7,455,000
                                                                   ------------
Specialty Retail (1.0%)
Big 5 Sporting Goods Corp.*                               15,000        342,000
Bowlin Travel Centers, Inc.*                              70,000        122,500
Burlington Coat Factory Warehouse Corp.                   90,000      1,910,700
Earl Scheib, Inc.*++                                     250,000        800,000
Gander Mountain Co.*                                       3,000         60,045
Pep Boys Manny, Moe & Jack                                10,000        140,000
United Auto Group, Inc.                                   20,000        501,800
                                                                   ------------
                                                                      3,877,045
                                                                   ------------
Textiles, Apparel & Luxury Goods (0.7%)
Hartmarx Corp.*                                          230,000      1,706,600
Levcor International, Inc.*                               50,000        105,000
Movado Group, Inc.                                        10,000        170,000
Wolverine World Wide, Inc.                                34,000        856,800
                                                                   ------------
                                                                      2,838,400
                                                                   ------------
Total Consumer Discretionary                                        136,534,539
                                                                   ------------
Consumer Staples (9.1%)
Beverages (1.0%)
Boston Beer Co., Inc., Class A*                           34,000        856,800
PepsiAmericas, Inc.                                       65,000      1,241,500
Robert Mondavi Corp., Class A*                            42,000      1,645,140
                                                                   ------------
                                                                      3,743,440
                                                                   ------------
Food & Staples Retailing (1.1%)
Ingles Markets, Inc., Class A                            145,000      1,748,700
Topps Co., Inc.                                          170,000      1,662,600
Weis Markets, Inc.                                        29,000        982,520
                                                                   ------------
                                                                      4,393,820
                                                                   ------------

Food Products (4.2%)
Corn Products International, Inc.                         70,000      3,227,000
Del Monte Foods Co.*                                      49,500        519,255
Flowers Foods, Inc.                                      170,000      4,394,500
Griffin Land & Nurseries, Inc.*                          112,000      2,632,000
Hain Celestial Group, Inc.*                               12,000        212,160
J & J Snack Foods Corp.*                                   2,000         85,760
John B. Sanfilippo & Son, Inc.*                            1,000         26,200
Ralcorp Holdings, Inc.*                                   67,000      2,418,700
Tootsie Roll Industries, Inc.                            105,000      3,068,100
                                                                   ------------
                                                                     16,583,675
                                                                   ------------
Household Products (2.2%)
Church & Dwight Co., Inc.                                 75,000      2,104,500
Energizer Holdings, Inc.*                                 40,000      1,844,000
Katy Industries, Inc.*                                   160,000        851,200
Oil-Dri Corp. of America++                               237,500      3,617,125
WD-40 Co.                                                 15,000        429,000
                                                                   ------------
                                                                      8,845,825
                                                                   ------------
Personal Products (0.6%)
Del Laboratories, Inc.*                                    2,000         66,000
Elizabeth Arden, Inc.*                                    20,000        421,200
Revlon, Inc., Class A*                                   180,005        453,613
Weider Nutrition International, Inc.*                    350,000      1,592,500
                                                                   ------------
                                                                      2,533,313
                                                                   ------------
Total Consumer Staples                                               36,100,073
                                                                   ------------
Energy (0.2%)
Energy Equipment & Services (0.2%)
RPC, Inc.                                                 30,000        536,400
W-H Energy Services, Inc.*                                 5,000        103,750
                                                                   ------------
Total Energy                                                            640,150
                                                                   ------------
Financials (4.5%)
Capital Markets (0.3%)
Noel Group Liquidating Trust Units*+                     135,000             --
SWS Group, Inc.                                           70,000      1,125,600
                                                                   ------------
                                                                      1,125,600
                                                                   ------------
Commercial Banks (0.7%)
Sterling Bancorp/NY                                      100,000      2,705,000
                                                                   ------------
Diversified Financial Services (1.5%)
BKF Capital Group, Inc.                                   44,000      1,289,200
GATX Corp.                                               180,000      4,798,800
                                                                   ------------
                                                                      6,088,000
                                                                   ------------
Insurance (1.8%)
Argonaut Group, Inc.*                                    115,000      2,147,050
CNA Surety Corp.*                                         50,000        530,000
Danielson Holdings Corp.*                                133,649        813,922
Midland Co.                                              140,000      3,829,000
                                                                   ------------
                                                                      7,319,972
                                                                   ------------
Real Estate (0.2%)
Harbor Global Co., Ltd.*                                  70,000        686,000
                                                                   ------------
Total Financials                                                     17,924,572
                                                                   ------------
Health Care (2.7%)
Biotechnology (0.2%)
Invitrogen Corp.*                                         15,000        824,850
                                                                   ------------

Health Care Equipment & Supplies (2.3%)
Conmed Corp.*                                             12,000        315,600
Edwards Lifesciences Corp.*                               30,000      1,005,000
Exactech, Inc.*                                           34,000        695,300
ICU Medical, Inc.*                                        20,000        520,800
Inamed Corp.*                                             19,000        905,730
Inverness Medical Innovations, Inc.*                      33,000        686,400
Kensey Nash Corp.*                                         2,500         65,475
Matthews International Corp., Class A                     10,000        338,800
Orthofix International N.V.*                              10,000        343,500
Regeneration Technologies, Inc.*                          35,000        280,700
Schick Technologies, Inc.*                                 3,400         37,230
Sola International, Inc.*                                 35,000        666,750
Sybron Dental Specialties, Inc.*                         100,000      2,969,000
Thoratec Corp.*                                           10,000         96,200
Young Innovations, Inc.                                    4,000        132,000
                                                                   ------------
                                                                      9,058,485
                                                                   ------------
Health Care Providers & Services (0.2%)
Owens & Minor, Inc.                                       20,000        508,000
VitalWorks, Inc.*                                        110,000        410,300
                                                                   ------------
                                                                        918,300
                                                                   ------------
Pharmaceuticals (0.0%)
TL Administration Corp.*                                  85,000          1,020
                                                                   ------------
Total Health Care                                                    10,802,655
                                                                   ------------
Industrials (30.6%)
Aerospace & Defense (6.9%)
AAR Corp.*                                                72,900        907,605
Aviall, Inc.*                                             95,000      1,938,000
Curtiss-Wright Corp.                                      15,000        858,450
Curtiss-Wright Corp., Class B                             22,000      1,190,200
Empresa Brasileira de Aeronautica S.A. (ADR)               4,000        105,600
Fairchild Corp., Class A*                                295,400      1,175,692
GenCorp, Inc.                                            300,000      4,065,000
Kaman Corp., Class A                                     190,000      2,268,600
Lockheed Martin Corp.                                      6,000        334,680
Moog, Inc., Class A*                                      53,000      1,923,900
Precision Castparts Corp.                                110,000      6,605,500
Sequa Corp., Class A*                                     69,000      3,602,490
Sequa Corp., Class B*                                     43,000      2,321,570
Titan Corp.*                                              10,000        139,700
                                                                   ------------
                                                                     27,436,987
                                                                   ------------
Air Freight & Logistics (0.9%)
Park-Ohio Holdings Corp.*                                200,000      3,580,000
                                                                   ------------
Commercial Services & Supplies (4.4%)
Allied Waste Industries, Inc.*                           150,000      1,327,500
Chemed Corp.                                              75,000      4,180,500
GP Strategies Corp.*                                      10,000         74,500
Nashua Corp.*                                             86,000        950,300
Republic Services, Inc.                                   95,000      2,827,200
Rollins, Inc.                                            321,400      7,806,806
School Specialty, Inc.*                                    2,000         78,820
                                                                   ------------
                                                                     17,245,626
                                                                   ------------
Construction & Engineering (0.1%)
Xanser Corp.*                                            170,000        416,500
                                                                   ------------
Electrical Equipment (5.4%)
Acuity Brands, Inc.                                       50,000      1,188,500

Ametek, Inc.                                             170,000      5,154,400
A.O. Smith Corp.                                          16,000        389,600
A.O. Smith Corp., Class A                                 12,000        282,000
Baldor Electric Co.                                       85,000      2,011,100
C&D Technology, Inc.                                      15,000        285,300
Franklin Electric Co., Inc.                               74,000      2,930,400
Lamson & Sessions Co.*                                   120,000      1,092,000
MagneTek, Inc.*                                           70,000        522,900
Roper Industries, Inc.                                    25,000      1,436,500
Thomas & Betts Corp.                                     220,000      5,900,400
                                                                   ------------
                                                                     21,193,100
                                                                   ------------
Industrial Conglomerates (0.9%)
Alleghany Corp.*                                           7,500      2,046,750
Standex International Corp.                               55,000      1,347,500
Tredegar Corp.                                            10,000        182,000
                                                                   ------------
                                                                      3,576,250
                                                                   ------------
Machinery (11.7%)
Ampco-Pittsburgh Corp.                                   130,000      1,723,800
Baldwin Technology Co.*                                  239,500        670,600
Barnes Group, Inc.                                        40,000      1,098,800
CIRCOR International, Inc.                                70,000      1,365,000
Clarcor, Inc.                                            195,000      9,295,650
CNH Global N.V.                                           10,000        195,800
Crane Co.                                                100,000      2,892,000
Cuno, Inc.*                                               62,000      3,580,500
Donaldson Co., Inc.                                       40,000      1,135,600
Flowserve Corp.*                                          75,000      1,813,500
Gorman-Rupp Co.                                           25,625        521,725
Graco, Inc.                                              130,000      4,355,000
Idex Corp.                                               105,000      3,565,800
Navistar International Corp.*                             35,000      1,301,650
Oshkosh Truck Corp.                                        6,000        342,360
Robbins & Myers, Inc.                                     26,000        572,000
Tennant Co.                                               36,000      1,459,080
Thomas Industries, Inc.                                  220,000      6,908,000
Watts Water Technologies, Inc., Class A                  130,000      3,490,500
                                                                   ------------
                                                                     46,287,365
                                                                   ------------
Trading Companies & Distributors (0.3%)
Hughes Supply, Inc.                                        2,000         60,140
Huttig Building Products, Inc.*                           45,444        411,268
Industrial Distribution Group, Inc.*                      70,000        684,600
                                                                   ------------
                                                                      1,156,008
                                                                   ------------
Total Industrials                                                   120,891,836
                                                                   ------------
Information Technology (3.1%)
Communications Equipment (0.8%)
Andrew Corp.*                                             37,000        452,880
Belden CDT, Inc.                                          84,000      1,831,200
Communications Systems, Inc.                              78,500        653,120
Plantronics, Inc.                                          5,000        216,200
                                                                   ------------
                                                                      3,153,400
                                                                   ------------
Electronic Equipment & Instruments (1.7%)
CTS Corp.                                                135,000      1,701,000
Gerber Scientific, Inc.*                                  32,700        215,493
Park Electrochemical Corp.                                38,000        805,600
Paxar Corp.*                                             130,000      2,948,400
Thermo Electron Corp.*                                    40,000      1,080,800
                                                                   ------------
                                                                      6,751,293
                                                                   ------------

Internet Software & Services (0.1%)
MarketWatch, Inc.*                                        30,000        374,700
                                                                   ------------
IT Services (0.5%)
EdgewaterTechnology, Inc.*                               220,000      1,089,000
National Processing, Inc.*                                20,000        530,400
Tyler Technologies, Inc.*                                 25,000        221,000
                                                                   ------------
                                                                      1,840,400
                                                                   ------------
Semiconductors & Semiconductor Equipment (0.0%)
Monolithic System Technology, Inc.*                       50,000        217,000
                                                                   ------------
Software (0.0%)
OpenTV Corp., Class A*                                    19,000         57,950
                                                                   ------------
Total Information Technology                                         12,394,743
                                                                   ------------
Materials (6.7%)
Chemicals (4.2%)
Core Molding Technologies, Inc.*                         170,000        453,900
Cytec Industries, Inc.                                     5,000        244,750
Ferro Corp.                                              110,000      2,399,100
Great Lakes Chemical Corp.                               132,000      3,379,200
Hercules, Inc.*                                          140,000      1,995,000
MacDermid, Inc.                                           15,000        434,400
Material Sciences Corp.*                                 190,000      2,563,100
NewMarket Corp.*                                          18,000        375,840
Omnova Solutions, Inc.*                                  250,000      1,507,500
Scotts Co., Class A*                                       3,000        192,450
Sensient Technologies Corp.                              145,000      3,137,800
                                                                   ------------
                                                                     16,683,040
                                                                   ------------
Containers & Packaging (1.5%)
Greif Brothers Corp., Class A                             95,000      4,004,250
Myers Industries, Inc.                                   175,000      1,916,250
                                                                   ------------
                                                                      5,920,500
                                                                   ------------
Metals & Mining (0.8%)
Barrick Gold Corp.                                        35,000        736,400
GrafTech International Ltd.*                             160,000      2,232,000
Kinross Gold Corp.*                                       28,167        190,972
                                                                   ------------
                                                                      3,159,372
                                                                   ------------
Paper & Forest Products (0.2%)
Schweitzer-Mauduit International, Inc.                    20,000        648,000
                                                                   ------------
Total Materials                                                      26,410,912
                                                                   ------------
Telecommunication Services (4.5%)
Diversified Telecommunication Services (1.3%)
ATX Communications, Inc.*                                 30,000          2,100
Cincinnati Bell, Inc.*                                   330,000      1,151,700
Commonwealth Telephone Enterprises, Inc.*                 73,378      3,195,612
D&E Communications, Inc.                                  49,000        563,500
                                                                   ------------
                                                                      4,912,912
                                                                   ------------
Wireless Telecommunication Services (3.2%)
Centennial Communications Corp.*                          55,000        323,400
Nextel Partners, Inc., Class A*                           40,000        663,200
Price Communications Corp.*                              168,000      2,562,000
Rogers Wireless Communications, Inc.*                     82,600      2,594,466
Rural Cellular Corp., Class A*                            55,000        378,950
United States Cellular Corp.*                             24,000      1,035,600
Vimpel-Communications (ADR)*                              27,000      2,937,600

Western Wireless Corp., Class A*                          90,000      2,313,900
                                                                   ------------
                                                                     12,809,116
                                                                   ------------
Total Telecommunication Services                                     17,722,028
                                                                   ------------
Utilities (2.9%)
Electric Utilities (2.2%)
Allegheny Energy, Inc.*                                   30,000        478,800
CH Energy Group, Inc.                                     46,000      2,106,800
Duquesne Light Holdings, Inc.                            105,000      1,885,800
El Paso Electric Co.*                                    149,000      2,394,430
Westar Energy, Inc.                                      100,000      2,020,000
                                                                   ------------
                                                                      8,885,830
                                                                   ------------
Gas Utilities (0.2%)
AGL Resources, Inc.                                       15,000        461,550
SEMCO Energy, Inc.                                        50,000        274,500
                                                                   ------------
                                                                        736,050
                                                                   ------------
Multi-Utilities & Unregulated Power (0.5%)
AES Corp.*                                                25,000        249,750
Aquila, Inc.*                                            230,000        717,600
Oneok, Inc.                                               40,000      1,040,800
                                                                   ------------
                                                                      2,008,150
                                                                   ------------
Total Utilities                                                      11,630,030
                                                                   ------------
Total Common Stocks (98.8%)
   (Cost $287,400,744)                                              391,051,538
                                                                   ------------

                                                      Principal
                                                       Amount
                                                    ------------
SHORT-TERM DEBT SECURITIES:
Time Deposit (1.4%)
JPMorgan Chase Nassau,
   1.26%, 10/1/04 (Amortized Cost $5,705,831)       $  5,705,831      5,705,831
                                                                   ------------
Total Investments (100.2%)
   (Cost/Amortized Cost $293,106,575)                               396,757,369
Other Assets Less Liabilities (-0.2%)                                  (929,789)
                                                                   ------------
Net Assets (100%)                                                  $395,827,580
                                                                   ============

----------
*    Non-income producing
+    Securities (totalling $0 or 0.00% of net assets) valued at fair value.
++   Affiliated company as defined under the Investment Company Act of 1940.

     Glossary:
     ADR - American Depositary Receipt

Investments in companies which were affiliates for the nine months ended September 30, 2004, were as follows:

                              Market Value     Purchases     Sales       Market Value      Dividend    Realized
Securities                 December 31, 2003    at Cost     at Cost   September 30, 2004    Income    Gain (Loss)
----------                 -----------------   ---------   --------   ------------------   --------   -----------
Earl Scheib, Inc.              $  588,000       $33,600    $     --       $  800,000        $    --     $    --
Oil-Dri Corp. of America        3,995,001            --     187,771        3,617,125         71,500      40,420

Investment security transactions for the nine months ended September 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities      $ 32,518,270
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities        46,705,653

As of September 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation                            $120,657,226
Aggregate gross unrealized depreciation                             (20,881,372)
                                                                   ------------
Net unrealized appreciation                                        $ 99,775,854
                                                                   ============

Federal income tax cost of investments                             $296,981,515
                                                                   ============

For the nine months ended September 30, 2004, the Portfolio incurred approximately $144,665 as brokerage commissions with Gabelli & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $106,218 which expires in the year 2010.

                     See Notes to Portfolio of Investments.

EQ ADVISORS TRUST
EQ/ENTERPRISE TOTAL RETURN PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2004 (Unaudited)

                                                      Principal        Value
                                                        Amount        (Note 1)
                                                    -------------   -----------
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (2.9%)
Asset Backed Securities (0.9%)
Amortizing Residential Collateral Trust,
   Series 02-BC4 A
   2.130%, 7/25/32 (l)                              $      16,539   $    16,533
Centex Home Equity,
   Series 04-A AV2
   2.120%, 1/25/34 (l)                                     95,859        95,948
Credit Suisse First Boston Mortgage Securities
   Corp.,
   Series 02-9 2X
   2.478%, 3/25/32 (b)+                                    31,503        31,531
   Series 02-P3 A
   1.565%, 8/25/33 (l)+                                   125,792       125,244
MASTR Asset Backed Securities Trust,
   Series 04-WMC1 A4
   1.940%, 2/25/34 (l)                                     45,614        45,614
Merrill Lynch Mortgage Investors, Inc.,
   Series 02-AFC1 AV1
   2.210%, 4/25/31 (l)                                      8,386         8,423
Morgan Stanley ABS Capital I,
   Series 03-HE2 A2
   2.180%, 8/25/33 (l)                                     76,693        76,822
Quest Trust,
   Series 04-X2 A1
   2.400%, 6/25/34 (l)(S)+                                111,300       111,300
SLM Student Loan Trust,
   Series 02-6 A2
   1.900%, 3/15/11 (l)                                     30,975        30,977
Vanderbilt Acquisition Loan Trust,
   Series 02-1 A1
   3.280%, 1/7/13                                           5,793         5,794
                                                                    -----------
                                                                        548,186
                                                                    -----------
Non-Agency (2.0%)
Bear Stearns Adjustable Rate Mortgage Trust,
   Series 02-2 IIIA
   6.936%, 6/25/31 (l)                                      2,125         2,189
   Series 02-5 6A
   5.942%, 6/25/32 (l)                                      7,380         7,387
   Series 03-8 1A1
   4.327%, 1/25/34 (l)                                    281,191       282,798
   Series 03-8 2A1
   4.918%, 1/25/34 (l)                                     69,384        69,853
   Series 03-8 4A1
   4.782%, 1/25/34 (l)                                    140,129       140,188

Citicorp Mortgage Securities, Inc.,
   Series 99-2 A5
   6.500%, 4/25/29                                         31,677        31,634
Countrywide Alternative Loan Trust,
   Series 03-J1 4A1
   6.000%, 10/25/32                                        19,764        19,895
Countrywide Home Loan Mortgage Pass Through Trust,
   Series 02-1 5A1
   5.700%, 3/19/32 (l)                                     32,585        33,336
   Series 02-HYB2 6A1
   4.946%, 9/19/32 (l)                                     19,927        20,048
   Series 04-7 5A2
   2.110%, 5/25/34 (l)                                     23,263        23,135
Credit-Based Asset Servicing and Securitization,
   Series 02-CB1 A2A
   2.180%, 8/25/29 (l)                                     19,439        19,463
   Series 02-CB6 2A1
   2.340%, 1/25/33 (l)                                      7,318         7,326
First Horizon Asset Securities, Inc.,
   Series 00-H 1A
   7.000%, 9/25/30                                          4,725         4,717
GSMPS Mortgage Loan Trust,
   Series 03-3 A1
   7.000%, 6/25/43 (b)                                     56,169        58,910
Sequoia Mortgage Trust,
   Series 10-2A1
   2.191%, 10/20/27 (l)                                   228,239       228,888
Structured Asset Securities Corp.,
   Series 02-9 A2
   2.140%, 10/25/27 (l)                                    46,106        46,101
   Series 02-HF1 A
   2.130%, 1/25/33 (l)                                      9,785         9,771
   Series 03-S1 A1
   2.000%, 8/25/33 (l)                                      4,032         4,033
Washington Mutual, Inc.,
   Series 02-AR10 A6
   4.816%, 10/25/32 (l)                                    15,976        16,070
   Series 02-AR2 A
   3.066%, 2/27/34 (l)                                     31,916        32,022
   Series 00-3A
   2.881%, 12/25/40 (l)                                    89,409        89,477
                                                                    -----------
                                                                      1,147,241
                                                                    -----------
Total Asset-Backed Securities                                         1,695,427
                                                                    -----------
Consumer Discretionary (1.4%)
Auto Components (0.4%)
Delphi Corp.
   6.500%, 8/15/13                                        200,000       205,120
Dura Operating Corp.
   8.625%, 4/15/12                                         60,000        59,400
                                                                    -----------
                                                                        264,520
                                                                    -----------

Automobiles (0.3%)
DaimlerChrysler NA Holdings Corp.
   2.343%, 9/10/07 (l)                                    102,000       102,108
   6.500%, 11/15/13                                        60,000        65,101
                                                                    -----------
                                                                        167,209
                                                                    -----------
Hotels, Restaurants & Leisure (0.1%)
Starwood Hotels & Resorts Worldwide, Inc.
   7.875%, 5/1/12                                          50,000        56,562
                                                                    -----------
Media (0.6%)
Continental Cablevision, Inc.
   8.300%, 5/15/06                                         50,000        53,885
Rogers Cablesystems Ltd.
   10.000%, 3/15/05                                        30,000        30,863
Time Warner Cos., Inc.
   8.110%, 8/15/06                                        125,000       136,000
Time Warner, Inc.
   6.875%, 5/1/12                                         100,000       111,568
                                                                    -----------
                                                                        332,316
                                                                    -----------
Total Consumer Discretionary                                            820,607
                                                                    -----------
Consumer Staples (0.4%)
Food & Staples Retailing (0.4%)
Delhaize America, Inc.
   7.375%, 4/15/06                                        200,000       211,960
                                                                    -----------
Energy (1.1%)
Oil & Gas (1.1%)
Amerada Hess Corp.
   6.650%, 8/15/11                                        150,000       165,615
Chesapeake Energy Corp.
   8.125%, 4/1/11                                           4,999         5,474
El Paso Corp.
   7.750%, 1/15/32                                         25,000        21,813
El Paso Natural Gas Co.
   8.375%, 6/15/32                                         50,000        52,750
El Paso Production Holding Co.
   7.750%, 6/1/13                                          60,000        60,150
GulfTerra Energy Partners LP
   8.500%, 6/1/10                                          43,000        50,041
Pemex Project Funding Master Trust
   8.000%, 11/15/11                                       100,000       113,125
   8.625%, 2/1/22                                          50,000        56,850
Ras Laffan Liquefied Natural Gas Co., Ltd.
   3.437%, 9/15/09 (b)                                     48,548        48,061
Vintage Petroleum, Inc.
   7.875%, 5/15/11                                         60,000        64,200
                                                                    -----------
Total Energy                                                            638,079
                                                                    -----------

Financials (4.8%)
Commercial Banks (2.0%)
HSBC Bank USA N.A.
   4.625%, 4/1/14                                          40,000        39,217
HSBC Capital Funding LP
   10.176%, 12/29/49(b)(l)                                100,000       152,730
HSBC Holdings plc
   5.375%, 12/20/12                                       120,000       161,057
KFW International Finance
   1.000%, 12/20/04                                    60,000,000       545,403
Korea Development Bank
   4.750%, 7/20/09                                        150,000       153,473
Rabobank Capital Fund II
   5.260%, 12/31/49(b)(l)                                 100,000       100,882
                                                                    -----------
                                                                      1,152,762
                                                                    -----------
Consumer Finance (1.2%)
General Motors Acceptance Corp.
   2.880%, 10/20/05 (l)                                   450,000       453,535
   6.875%, 8/28/12                                        250,000       259,778
                                                                    -----------
                                                                        713,313
                                                                    -----------
Diversified Financial Services (1.0%)
CIT Group , Inc.
   7.750%, 4/2/12                                         150,000       177,519
Eircom Funding
   8.250%, 8/15/13                                         60,000        65,700
Principal Life Global Funding I
   1.940%, 4/19/06(b)(l)                                  130,000       130,591
Racers,
   Series 97-R-8-3
   2.011%, 8/15/07 (b)(l)+                                200,000       193,592
                                                                    -----------
                                                                        567,402
                                                                    -----------
Insurance (0.6%)
ASIF II
   1.200%, 1/26/05                                     13,000,000       118,336
Metropolitan Life Global Funding I
   1.850%, 5/22/06(b)(l)                                  100,000        99,979
Protective Life US Funding Trust
   2.050%, 9/26/05 (b)(l)+                                 70,000        69,931
Prudential Financial, Inc.
   4.104%, 11/15/06                                        83,000        84,381
                                                                    -----------
                                                                        372,627
                                                                    -----------
Total Financials                                                      2,806,104
                                                                    -----------
Government Securities (29.5%)
Agency CMO (1.4%)
Federal Home Loan Mortgage Corp.
   6.000%, 12/15/07                                        15,035        15,189
   5.000%, 9/15/16                                         82,547        84,376
   6.000%, 8/15/27                                          1,578         1,577
   6.500%, 12/15/28                                        23,572        23,602
   6.500%, 3/15/29                                         20,892        21,368
   6.500%, 4/15/29                                        142,068       150,622

   2.110%, 12/15/29 (l)                                    22,672        22,709
   6.500%, 7/25/43                                         46,123        48,746
Federal National Mortgage Association
   3.000%, 8/25/09                                        100,000        99,883
Small Business Administration
   Participation Certificates
   5.130%, 9/1/23                                          47,712        48,907
   4.340%, 3/1/24                                         284,834       278,320
                                                                    -----------
                                                                        795,299
                                                                    -----------
Foreign Governments (5.9%)
Export-Import Bank of China
   5.250%, 7/29/14 (b)                                    150,000       151,375
Federative Republic of Brazil
   2.063%, 4/15/06 (l)                                    112,000       111,720
   11.500%, 3/12/08                                       204,000       235,110
   2.125%, 4/15/09 (l)                                     77,062        75,328
   11.000%, 1/11/12                                       250,000       286,875
   8.000%, 4/15/14                                        645,024       637,799
   8.875%, 4/15/24                                         50,000        47,900
Hong Kong Government International Bond
   5.125%, 8/1/14 (b)                                     250,000       257,293
Republic of Panama
   8.250%, 4/22/08                                         30,000        33,000
   9.625%, 2/8/11                                          75,000        86,063
Republic of Peru
   9.125%, 1/15/08                                        250,000       282,125
Republic of South Africa
   5.250%, 5/16/13                                         50,000        62,665
   6.500%, 6/2/14                                         100,000       106,750
Russian Federation
   8.750%, 7/24/05                                        228,000       237,918
   5.000%, 3/31/30 (e)                                    423,000       406,884
United Mexican States
   8.375%, 1/14/11                                         25,000        29,313
   8.300%, 8/15/31                                        175,000       199,062
   6.750%, 9/27/34                                        200,000       192,100
                                                                    -----------
                                                                      3,439,280
                                                                    -----------
Municipal Bonds (2.1%)
California State Economic Recovery, Series A
   5.250%, 1/1/10                                          10,000        11,070
   5.250%, 1/1/11                                          10,000        11,138
   5.000%, 7/1/11                                          10,000        11,102
   5.000%, 7/1/12                                          20,000        22,279
   5.250%, 7/1/12                                          20,000        22,473
   5.250%, 7/1/13                                          40,000        45,019
Fairfax County, Virginia, Series A
   5.250%, 4/1/13                                          50,000        57,025
Golden State Tobacco Securitization Corp./CA
   6.750%, 6/1/39                                          40,000        38,598
   7.900%, 6/1/42                                          25,000        26,574
Illinois State, Series A
   5.000%, 3/1/34                                         100,000       100,917

New York City Municipal Water Finance Authority
   5.000%, 6/15/35                                        160,000       162,269
New York City Transitional Finance Authority
   5.000%, 2/1/33                                         200,000       203,166
New York State Environmental Facilities Corp.
   5.000%, 6/15/32                                         20,000        20,470
   5.000%, 7/15/33                                         10,000        10,230
San Antonio/TX Water, Series A
   5.000%, 5/15/32                                        150,000       151,986
South Carolina State Public Service Authority,
   Series A
   5.000%, 1/1/13                                         110,000       122,662
Tobacco Settlement Authority of Iowa, Series B
   5.600%, 6/1/35                                         100,000        81,121
Tobacco Settlement Financing Corp./NJ
   6.375%, 6/1/32                                          95,000        88,199
   6.000%, 6/1/37                                          70,000        61,042
                                                                    -----------
                                                                      1,247,340
                                                                    -----------
Supranational (0.2%)
European Investment Bank
   0.875%, 11/8/04                                     14,000,000       127,130
                                                                    -----------
U.S. Government Agencies (16.3%)
Federal Home Loan Mortgage Corp.
   3.476%, 11/1/23 (l)                                     69,724        73,126
Federal National Mortgage Association
   5.000%, 1/1/17                                          92,701        94,301
   5.000%, 2/1/18                                         471,653       479,795
   5.000%, 8/1/18                                         464,461       472,479
   5.000%, 9/1/18                                         233,309       237,337
   6.000%, 9/1/32                                              96            99
   5.173%, 4/1/33 (l)                                      30,039        30,790
   5.500%, 7/1/34                                         497,952       505,164
   5.000%, 10/25/19 TBA                                 1,050,000     1,066,406
   5.000%, 10/25/34 TBA                                 1,000,000       989,375
   5.500%, 10/25/34 TBA                                 3,900,000     3,951,187
Government National Mortgage Association
   6.000%, 8/15/32                                        298,203       309,552
   6.000%, 2/15/33                                        513,022       532,548
   6.000%, 10/15/33                                        46,171        47,928
   6.000%, 1/15/34                                        218,415       226,728
   3.000%, 5/20/34 (l)                                    345,600       344,123
Small Business Administration
   4.504%, 2/1/14                                         147,035       146,162
                                                                    -----------
                                                                      9,507,100
                                                                    -----------
U.S. Treasuries (3.6%) U.S.
Treasury Notes (a)
   Inflation Indexed
   3.375%, 1/15/07                                        697,232       744,921
   3.375%, 1/15/12                                      1,205,767     1,366,237
                                                                    -----------
                                                                      2,111,158
                                                                    -----------
Total Government Securities                                          17,227,307
                                                                    -----------

Industrials (0.7%)
Airlines (0.3%)
Continental Airlines, Inc.
   7.056%, 3/15/11                                        110,000       108,874
United Air Lines, Inc.,
   Series 00-2
   7.186%, 4/1/11 (h)                                      49,079        41,219
   Series 01-1
   6.602%, 3/1/15                                          50,000        42,212
                                                                    -----------
                                                                        192,305
                                                                    -----------
Commercial Services & Supplies (0.2%)
Waste Management, Inc.
   7.000%, 10/1/04                                         95,000        95,011
                                                                    -----------
Road & Rail (0.2%)
Norfolk Southern Corp.
   2.380%, 2/28/05 (l)                                    100,000       100,264
   6.750%, 2/15/11                                         30,000        33,693
                                                                    -----------
                                                                        133,957
                                                                    -----------
Total Industrials                                                       421,273
                                                                    -----------
Materials (0.7%)
Chemicals (0.4%)
Nalco Co.
   8.875%, 11/15/13                                       200,000       215,000
                                                                    -----------
Containers & Packaging (0.2%)
Packaging Corp. of America
   4.375%, 8/1/08                                         143,000       144,749
                                                                    -----------
Metals & Mining (0.1%)
Alcan, Inc.
   2.100%, 12/8/04 (b)(l)                                  70,000        69,994
                                                                    -----------
Total Materials                                                         429,743
                                                                    -----------
Telecommunication Services (2.4%)
Diversified Telecommunication Services (2.1%)
Cincinnati Bell, Inc.
   8.375%, 1/15/14                                        200,000       182,500
Deutsche Telekom International Finance BV
   8.250%, 6/15/05                                         65,000        67,513
   8.125%, 5/29/12                                         76,000       117,732
France Telecom S.A.
   7.500%, 3/14/08                                        139,000       192,781
SBC Communications, Inc.
   4.206%, 6/5/05 (b)                                     310,000       313,680
Verizon Global Funding Corp.
   6.125%, 6/15/07                                         65,000        69,643
Verizon Maryland, Inc.
   6.125%, 3/1/12                                         250,000       269,153
                                                                    -----------
                                                                      1,213,002
                                                                    -----------

Wireless Telecommunication Services (0.3%)
ACC Escrow Corp.
   10.000%, 8/1/11                                         60,000        48,600
Cingular Wireless LLC
   6.500%, 12/15/11                                        60,000        66,816
Nextel Communications, Inc.
   7.375%, 8/1/15                                          60,000        64,500
                                                                    -----------
                                                                        179,916
                                                                    -----------
Total Telecommunication Services                                      1,392,918
                                                                    -----------
Utilities (2.1%)
Electric Utilities (1.2%)
AEP Texas Central Co.
   6.650%, 2/15/33                                        200,000       216,414
Florida Power Corp.
   4.800%, 3/1/13                                         130,000       130,718
Niagara Mohawk Power Corp.
   7.750%, 10/1/08                                        100,000       113,818
Oncor Electric Delivery Co.
   6.375%, 5/1/12                                          50,000        55,353
Pacific Gas & Electric Co.
   2.300%, 4/3/06 (l)                                     180,000       180,165
                                                                    -----------
                                                                        696,468
                                                                    -----------
Gas Utilities (0.3%)
Tennessee Gas Pipeline Co.
   8.375%, 6/15/32                                        150,000       160,500
                                                                    -----------
Multi-Utilities & Unregulated Power (0.6%)
NRG Energy, Inc.
   8.000%, 12/15/13 (b)                                   210,000       224,963
PSEG Power LLC
   6.950%, 6/1/12                                          62,000        69,443
Sonat, Inc.
   7.625%, 7/15/11                                         35,000        34,475
                                                                    -----------
                                                                        328,881
                                                                    -----------
Total Utilities                                                       1,185,849
                                                                    -----------
Total Long-Term Debt Securities (46.0%)
   (Cost $26,380,187)                                                26,829,267
                                                                    -----------
SHORT-TERM DEBT SECURITIES:
Commercial Paper (44.3%)
ANZ Delaware, Inc.
   0.240%, 10/8/04                                        200,000       199,935
   1.700%, 11/18/04                                     1,000,000       997,695
   1.830%, 12/17/04                                       500,000       498,030
ASB Bank Ltd.
   1.780%, 12/3/04                                        300,000       299,052
Bank of Ireland
   1.820%, 12/6/04(S)                                   1,200,000     1,195,944
   1.830%, 12/8/04(S)                                     500,000       498,255

Barclays U.S. Funding Corp.
   1.830%, 10/21/04                                     1,300,000     1,298,611
   1.800%, 12/8/04                                        400,000       398,624
CBA (Delaware) Finance, Inc.
   1.500%, 10/15/04                                       300,000       299,813
   1.920%, 12/29/04                                     1,100,000     1,094,745
CDC Commercial Paper Corp.
   1.780%, 11/23/04 (b)                                   800,000       797,875
Danske Corp.
   7.570%, 10/12/04                                       600,000       598,490
   1.490%, 10/18/04                                       700,000       699,478
   4.260%, 10/29/04                                       300,000       298,974
   1.750%, 11/22/04                                       100,000        99,744
Dexia Delaware LLC
   9.400%, 10/4/04                                      1,100,000     1,098,852
   1.810%, 12/13/04                                       600,000       597,774
DNB NOR Bank ASA
   1.480%, 10/6/04                                        600,000       599,852
   1.760%, 11/19/04                                       100,000        99,757
   1.830%, 12/7/04                                        700,000       697,592
   1.850%, 12/15/04                                       300,000       298,833
   1.860%, 12/20/04                                       300,000       298,749
General Electric Capital Corp.
   1.610%, 11/5/04                                        700,000       698,876
   1.670%, 11/9/04                                        900,000       898,336
   1.820%, 12/16/04                                       100,000        99,612
General Motors Acceptance Corp.
   2.350%, 3/22/05                                        140,000       138,436
   2.380%, 4/5/05                                         350,000       345,734
HBOS Treasury Services plc
   5.630%, 10/19/04                                       800,000       797,629
   5.890%, 10/26/04                                       700,000       697,033
   3.500%, 11/9/04                                        100,000        99,613
   1.830%, 12/20/04                                       100,000        99,589
ING U.S. Funding LLC
   1.470%, 10/1/04                                        800,000       799,967
   1.410%, 10/5/04                                        700,000       699,863
   1.810%, 12/10/04                                       200,000       199,290
Royal Bank of Canada
   1.840%, 12/22/04                                       700,000       697,046
Royal Bank of Scotland
   1.610%, 10/29/04                                       200,000       199,741
Spintab-Swedmortgage AB
   1.500%, 10/12/04                                       400,000       399,800
Stadshypotek Delaware
   9.890%, 10/7/04 (b)                                    900,000       898,272
Svenska Handelsbanken AB
   3.660%, 11/4/04                                      1,000,000       996,455
   1.780%, 11/22/04                                       300,000       299,218
   1.850%, 12/15/04                                       400,000       398,444

UBS Finance (Del) LLC
   1.570%, 10/25/04                                       100,000        99,891
   2.560%, 11/23/04                                     1,200,000     1,195,405
   1.820%, 12/14/04                                       400,000       398,492
Westpac Capital Corp.
   1.780%, 11/23/04                                       200,000       199,469
Westpac Trust
   1.780%, 11/26/04                                     1,500,000     1,495,795
                                                                    -----------
                                                                     25,818,680
                                                                    -----------
Government Securities (18.2%)
Federal Home Loan Bank
   (Discount Note), 10/15/04                              600,000       599,639
   (Discount Note), 11/26/04                              200,000       199,443
Federal Home Loan Mortgage Corp.
   (Discount Note), 10/12/04                              400,000       399,799
   (Discount Note), 10/20/04                              600,000       599,506
   (Discount Note), 11/1/04                               600,000       599,156
   (Discount Note), 11/8/04                               300,000       299,460
   (Discount Note), 11/12/04                              600,000       598,787
   (Discount Note), 11/15/04                              600,000       598,701
   (Discount Note), 11/22/04                            1,200,000     1,196,924
Federal National Mortgage Association
   (Discount Note), 11/10/04                            1,200,000     1,197,765
   (Discount Note), 11/15/04                              100,000        99,771
   (Discount Note), 11/24/04                              800,000       797,920
   (Discount Note), 12/8/04                             2,000,000     1,993,124
U.S. Treasury Bills
   12/2/04                                                245,000       244,329
   12/16/04                                             1,215,000     1,210,842
                                                                    -----------
                                                                     10,635,166
                                                                    -----------
Time Deposit (1.2%)
JPMorgan Chase Nassau,
   1.26%, 10/1/04                                         694,945       694,945
                                                                    -----------
Total Short-Term Debt Securities (63.7%)
   (Amortized Cost $37,148,791)                                      37,148,791
                                                                    -----------
Total Investments before Written Options (109.7%)
   (Cost/Amortized Cost $63,528,978)                                 63,978,058
                                                                    -----------

                                                      Number of
                                                    Contracts (c)
                                                    -------------
OPTIONS WRITTEN:
Call Options (-0.0%)*
U.S. Treasury 10 Year Futures
   November @ $114                                            (27)      (15,609)
   December @ $115                                            (10)       (3,281)
                                                                    -----------
Total Options Written (-0.0%)
   (Premiums Received $22,955)                                          (18,890)
                                                                    -----------

Total Investments (109.7%)
   (Cost/Amortized Cost $63,506,023)                                 63,959,168
Other Assets Less Liabilities (-9.7%)                                (5,659,023)
                                                                    -----------
Net Assets (100%)                                                   $58,300,145
                                                                    ===========

----------
*    Non-income producing
(S) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2004, the market value of these securities amounted to $1,805,499 or 3.10% of net assets.
+ Securities (totalling $531,598 or 0.91% of net assets) valued at fair value.
(a)  Fully or Partially Pledged as Collateral on Outstanding Written Call
     Options.
(b)  Illiquid Security.
(c)  One contract relates to 100 shares.
(e) Step Bond. Rate disclosed is as of September 30, 2004. Maturity date disclosed is the ultimate maturity date.
(h)  Security is in default.
(l)  Floating Rate Security. Rate disclosed is as of September 30, 2004.

     Glossary:
     TBA - Security is subject to delayed delivery.

At September 30, 2004, the Portfolio had the following futures contracts open:
(Note 1)

                                                                                       Unrealized
                              Number of    Expiration      Original      Value at     Appreciation/
Purchases                     Contracts       Date          Value        9/30/04     (Depreciation)
---------                     ---------   ------------   -----------   -----------   --------------
EURO-BOBL                         35       December-04   $ 4,829,263   $ 4,846,470      $ 17,207
EURO-BUND                          9       December-04     1,282,881     1,292,736         9,855
U.S. 10 Year Treasury Notes      108       December-04    11,996,531    12,163,500       166,969
EURODollar                        14           June-05     3,404,450     3,402,700        (1,750)
EURODollar                        96      September-05    23,277,432    23,277,600           168
                                                                                        --------
                                                                                        $192,449
                                                                                        ========

Investment security transactions for the nine months ended September 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities                      $78,403,204
U.S. Government securities                                            2,618,946
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities                       78,012,458
U.S. Government securities                                            3,679,031

Options written for the nine months ended September 30, 2004 were as follows:

                                                          Total         Total
                                                        Number of     Premiums
                                                        Contracts     Received
                                                        ---------   ------------
Options Outstanding- January 1, 2004                           --   $        --
Options Written                                                81        70,615
Options Terminated in Closing Purchase Transactions            --            --
Options Expired                                               (44)      (47,660)
Options Exercised                                              --            --
                                                              ---   -----------
Options Outstanding- September 30, 2004                        37   $    22,955
                                                              ===   ===========

As of September 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation                             $   579,592
Aggregate gross unrealized depreciation                                (130,512)
                                                                    -----------
Net unrealized appreciation                                         $   449,080
                                                                    ===========

Federal income tax cost of investments                              $63,528,978
                                                                    ===========

                     See Notes to Portfolio of Investments.

EQ ADVISORS TRUST
EQ/EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2004 (Unaudited)

                                                    Number of         Value
                                                      Shares        (Note 1)
                                                   -----------   --------------
COMMON STOCKS:
Consumer Discretionary (11.0%)
Auto Components (0.2%)

Cooper Tire & Rubber Co.                                22,900     $    461,893
Dana Corp.                                              46,265          818,428
Delphi Corp.                                           174,391        1,620,092
Goodyear Tire & Rubber Co.*^                            54,500          585,330
Johnson Controls, Inc.                                  58,700        3,334,747
Visteon Corp.^                                          40,640          324,714
                                                                 --------------
                                                                      7,145,204
                                                                 --------------
Automobiles (0.7%)
Ford Motor Co.^                                        570,197        8,011,268
General Motors Corp.^                                  175,000        7,434,000
Harley-Davidson, Inc.                                   94,300        5,605,192
                                                                 --------------
                                                                     21,050,460
                                                                 --------------
Distributors (0.1%)
Genuine Parts Co.                                       54,200        2,080,196
                                                                 --------------
Hotels, Restaurants & Leisure (1.4%)
Carnival Corp.^                                        196,100        9,273,569
Darden Restaurants, Inc.                                51,250        1,195,150
Harrah's Entertainment, Inc.^                           34,700        1,838,406
Hilton Hotels Corp.                                    118,100        2,225,004
International Game Technology                          108,000        3,882,600
Marriott International, Inc., Class A                   71,650        3,722,934
McDonald's Corp.                                       392,800       11,010,184
Starbucks Corp.*                                       123,300        5,605,218
Starwood Hotels & Resorts Worldwide, Inc.               63,600        2,952,312
Wendy's International, Inc.                             35,500        1,192,800
Yum! Brands, Inc.                                       91,540        3,722,016
                                                                 --------------
                                                                     46,620,193
                                                                 --------------
Household Durables (0.5%)
Black & Decker Corp.                                    24,400        1,889,536
Centex Corp.                                            38,500        1,942,710
Fortune Brands, Inc.                                    45,400        3,363,686
KB Home^                                                14,600        1,233,554
Leggett & Platt, Inc.                                   59,700        1,677,570
Maytag Corp.^                                           24,400          448,228
Newell Rubbermaid, Inc.^                                85,376        1,710,935
Pulte Homes, Inc.                                       39,100        2,399,567
Snap-On, Inc.                                           18,100          498,836
Stanley Works^                                          25,200        1,071,756
Whirlpool Corp.                                         21,700        1,303,953
                                                                 --------------
                                                                     17,540,331
                                                                 --------------
Internet & Catalog Retail (0.6%)
eBay, Inc.*                                            201,200       18,498,328
                                                                 --------------
Leisure Equipment & Products (0.2%)
Brunswick Corp.                                         29,200        1,336,192
Eastman Kodak Co.^                                      89,200        2,874,024
Hasbro, Inc.                                            54,308        1,020,990
Mattel, Inc.                                           133,800        2,425,794
                                                                 --------------
                                                                      7,657,000
                                                                 --------------

Media (3.4%)
Clear Channel Communications, Inc.                     191,690        5,974,977
Comcast Corp., Class A*                                700,800       19,790,592
Dow Jones & Co., Inc.^                                  25,400        1,031,494
Gannett Co., Inc.                                       84,400        7,069,344
Interpublic Group of Cos., Inc.*                       129,100        1,367,169
Knight Ridder, Inc.                                     24,900        1,629,705
McGraw-Hill Cos., Inc.                                  59,600        4,749,524
Meredith Corp.                                          15,600          801,528
New York Times Co., Class A                             46,700        1,825,970
Omnicom Group, Inc.                                     59,200        4,325,152
Time Warner, Inc.*                                   1,417,450       22,877,643
Tribune Co.^                                           102,770        4,228,986
Univision Communications, Inc., Class A*^              100,400        3,173,644
Viacom, Inc., Class B                                  544,600       18,276,776
Walt Disney Co.                                        637,500       14,375,625
                                                                 --------------
                                                                    111,498,129
                                                                 --------------
Multiline Retail (1.1%)
Big Lots, Inc.*                                         36,400          445,172
Dillards, Inc., Class A                                 25,900          511,266
Dollar General Corp.                                   104,890        2,113,534
Family Dollar Stores, Inc.                              53,600        1,452,560
Federated Department Stores, Inc.                       56,300        2,557,709
J.C. Penney Co., Inc.                                   85,000        2,998,800
Kohl's Corp.*^                                         105,900        5,103,321
May Department Stores Co.                               89,800        2,301,574
Nordstrom, Inc.                                         42,800        1,636,672
Sears, Roebuck & Co.                                    69,400        2,765,590
Target Corp.                                           283,800       12,841,950
                                                                 --------------
                                                                     34,728,148
                                                                 --------------
Specialty Retail (2.4%)
Autonation, Inc.*                                       85,600        1,462,048
AutoZone, Inc.*^                                        27,200        2,101,200
Bed Bath & Beyond, Inc.*                                92,900        3,447,519
Best Buy Co., Inc.                                     101,050        5,480,952
Boise Cascade Corp.                                     27,100          901,888
Circuit City Stores, Inc.^                              61,800          948,012
Gap, Inc.^                                             278,875        5,214,962
Home Depot, Inc.                                       708,350       27,767,320
Limited Brands                                         145,078        3,233,789
Lowe's Cos., Inc.                                      244,800       13,304,880
Office Depot, Inc.*                                     96,600        1,451,898
RadioShack Corp.                                        51,100        1,463,504
Sherwin-Williams Co.                                    45,400        1,995,784
Staples, Inc.                                          155,450        4,635,519
Tiffany & Co.                                           45,600        1,401,744
TJX Cos., Inc.^                                        156,700        3,453,668
Toys R US, Inc.*                                        66,400        1,177,936
                                                                 --------------
                                                                     79,442,623
                                                                 --------------
Textiles, Apparel & Luxury Goods (0.4%)
Coach, Inc.*                                            58,500        2,481,570
Jones Apparel Group, Inc.                               39,300        1,406,940
Liz Claiborne, Inc.                                     34,000        1,282,480
Nike, Inc., Class B                                     81,900        6,453,720
Reebok International Ltd.                               18,300          671,976
V.F. Corp.                                              33,600        1,661,520
                                                                 --------------
                                                                     13,958,206
                                                                 --------------
Total Consumer Discretionary                                        360,218,818
                                                                 --------------

Consumer Staples (10.7%)
Beverages (2.3%)
Adolph Coors Co., Class B                               11,400          774,288
Anheuser-Busch Cos., Inc.                              253,700       12,672,315
Brown-Forman Corp., Class B                             37,800        1,731,240
Coca-Cola Co.                                          761,300       30,490,065
Coca-Cola Enterprises, Inc.                            142,900        2,700,810
Pepsi Bottling Group, Inc.^                             80,800        2,193,720
PepsiCo, Inc.                                          532,460       25,904,179
                                                                 --------------
                                                                     76,466,617
                                                                 --------------
Food & Staples Retailing (3.4%)
Albertson's, Inc.^                                     114,151        2,731,633
Costco Wholesale Corp.                                 142,600        5,926,456
CVS Corp.                                              123,400        5,198,842
Kroger Co.*                                            231,900        3,599,088
Safeway, Inc.*                                         137,700        2,658,987
SUPERVALU, Inc.                                         41,800        1,151,590
Sysco Corp.                                            200,700        6,004,944
Wal-Mart Stores, Inc.                                1,347,500       71,687,000
Walgreen Co.                                           319,100       11,433,353
Winn-Dixie Stores, Inc.^                                44,100          136,269
                                                                 --------------
                                                                    110,528,162
                                                                 --------------
Food Products (1.3%)
Archer-Daniels-Midland Co.                             201,666        3,424,289
Campbell Soup Co.                                      127,900        3,362,491
ConAgra Foods, Inc.                                    167,100        4,296,141
General Mills, Inc.                                    116,700        5,239,830
H.J. Heinz Co.                                         109,650        3,949,593
Hershey Foods Corp.                                     80,600        3,764,826
Kellogg Co.                                            128,400        5,477,544
McCormick & Co., Inc. (Non-Voting)                      42,700        1,466,318
Sara Lee Corp.                                         246,300        5,630,418
Wm. Wrigley Jr. Co.                                     70,000        4,431,700
                                                                 --------------
                                                                     41,043,150
                                                                 --------------
Household Products (2.0%)
Clorox Co.                                              65,400        3,485,820
Colgate-Palmolive Co.                                  165,800        7,490,844
Kimberly-Clark Corp.                                   156,144       10,085,341
Procter & Gamble Co.                                   804,800       43,555,776
                                                                 --------------
                                                                     64,617,781
                                                                 --------------
Personal Products (0.6%)
Alberto-Culver Co.                                      28,000        1,217,440
Avon Products, Inc.                                    146,600        6,403,488
Gillette Co.                                           313,500       13,085,490
                                                                 --------------
                                                                     20,706,418
                                                                 --------------
Tobacco (1.1%)
Altria Group, Inc.                                     637,200       29,973,888
Reynolds American, Inc.^                                46,900        3,191,076
UST, Inc.                                               51,600        2,077,416
                                                                 --------------
                                                                     35,242,380
                                                                 --------------
Total Consumer Staples                                              348,604,508
                                                                 --------------
Energy (7.2%)
Energy Equipment & Services (1.0%)
Baker Hughes, Inc.                                     104,260        4,558,247
BJ Services Co.                                         49,600        2,599,536
Halliburton Co.                                        136,400        4,595,316
Nabors Industries Ltd.*                                 45,600        2,159,160
Noble Corp.*                                            41,800        1,878,910

Rowan Cos., Inc.*                                       32,400          855,360
Schlumberger Ltd.                                      183,300       12,337,923
Transocean, Inc.*                                       99,592        3,563,402
                                                                 --------------
                                                                     32,547,854
                                                                 --------------
Oil & Gas (6.2%)
Amerada Hess Corp.^                                     28,000        2,492,000
Anadarko Petroleum Corp.                                78,372        5,200,766
Apache Corp.                                           100,880        5,055,097
Ashland, Inc.                                           21,600        1,211,328
Burlington Resources, Inc.                             123,160        5,023,696
ChevronTexaco Corp.                                    666,246       35,737,435
ConocoPhillips                                         213,080       17,653,678
Devon Energy Corp.                                      72,400        5,141,124
El Paso Corp.^                                         199,496        1,833,368
EOG Resources, Inc.                                     35,800        2,357,430
Exxon Mobil Corp.                                    2,041,632       98,672,075
Kerr-McGee Corp.                                        31,364        1,795,589
Marathon Oil Corp.                                     105,900        4,371,552
Occidental Petroleum Corp.                             120,800        6,756,344
Sunoco, Inc.                                            24,100        1,782,918
Unocal Corp.                                            80,600        3,465,800
Valero Energy Corp.                                     39,600        3,176,316
Williams Cos., Inc.                                    161,300        1,951,730
                                                                 --------------
                                                                    203,678,246
                                                                 --------------
Total Energy                                                        236,226,100
                                                                 --------------
Financials (20.6%)
Capital Markets (2.7%)
Bank of New York Co., Inc.                             240,900        7,027,053
Bear Stearns Cos., Inc.                                 32,353        3,111,388
Charles Schwab Corp.                                   422,325        3,881,167
E*Trade Financial Corp.*                               113,900        1,300,738
Federated Investors, Inc., Class B                      33,800          961,272
Franklin Resources, Inc.                                77,700        4,332,552
Goldman Sachs Group, Inc.                              150,500       14,032,620
Janus Capital Group, Inc.                               74,900        1,019,389
Lehman Brothers Holdings, Inc.                          86,300        6,879,836
Mellon Financial Corp.                                 133,900        3,707,691
Merrill Lynch & Co., Inc.                              302,100       15,020,412
Morgan Stanley                                         341,510       16,836,443
Northern Trust Corp.                                    68,600        2,798,880
State Street Corp.                                     104,400        4,458,924
T. Rowe Price Group, Inc.                               39,200        1,996,848
                                                                 --------------
                                                                     87,365,213
                                                                 --------------
Commercial Banks (6.0%)
AmSouth Bancorp^                                       109,250        2,665,700
Bank of America Corp.                                1,272,216       55,125,119
BB&T Corp.^                                            170,200        6,755,238
Comerica, Inc.                                          54,650        3,243,478
Fifth Third Bancorp                                    175,867        8,656,174
First Horizon National Corp.                            39,100        1,695,376
Huntington Bancshares, Inc.                             71,388        1,778,275
KeyCorp                                                130,500        4,123,800
M&T Bank Corp.                                          37,100        3,550,470
Marshall & Ilsley Corp.                                 70,500        2,841,150
National City Corp.^                                   188,700        7,287,594
North Fork Bancorp, Inc.^                               97,800        4,347,210
PNC Financial Services Group, Inc.                      86,300        4,668,830
Regions Financial Corp.                                144,084        4,763,417

SouthTrust Corp.                                       102,800        4,282,648
SunTrust Banks, Inc.                                   112,300        7,907,043
Synovus Financial Corp.                                 93,900        2,455,485
U.S. Bancorp                                           597,745       17,274,830
Wachovia Corp.                                         409,376       19,220,203
Wells Fargo & Co.                                      526,800       31,413,084
Zions Bancorp                                           28,000        1,709,120
                                                                 --------------
                                                                    195,764,244
                                                                 --------------
Consumer Finance (1.3%)
American Express Co.^                                  400,500       20,609,730
Capital One Financial Corp.                             71,900        5,313,410
MBNA Corp.                                             397,798       10,024,510
Providian Financial Corp.*                              90,300        1,403,262
SLM Corp.                                              140,400        6,261,840
                                                                 --------------
                                                                     43,612,752
                                                                 --------------
Diversified Financial Services (3.7%)
Citigroup, Inc.                                      1,603,716       70,755,950
JPMorgan Chase & Co.                                 1,100,893       43,738,479
Moody's Corp.                                           46,300        3,391,475
Principal Financial Group                               99,900        3,593,403
                                                                 --------------
                                                                    121,479,307
                                                                 --------------
Insurance (4.6%)
Ace Ltd.                                                86,900        3,481,214
Aflac, Inc.                                            159,700        6,261,837
Allstate Corp.                                         219,076       10,513,457
Ambac Financial Group, Inc.                             33,300        2,662,335
American International Group, Inc.                     812,257       55,225,353
AON Corp.                                               97,625        2,805,743
Chubb Corp.                                             58,500        4,111,380
Cincinnati Financial Corp.                              52,470        2,162,813
Hartford Financial Services Group, Inc.^                90,700        5,617,051
Jefferson-Pilot Corp.                                   43,950        2,182,557
Lincoln National Corp.                                  55,400        2,603,800
Loews Corp.                                             57,800        3,381,300
Marsh & McLennan Cos., Inc.                            165,100        7,554,976
MBIA, Inc.                                              44,850        2,610,719
Metlife, Inc.                                          236,700        9,148,455
Progressive Corp.                                       67,600        5,729,100
Prudential Financial, Inc.                             168,300        7,916,832
Safeco Corp.^                                           43,100        1,967,515
St. Paul Travelers Cos., Inc.                          206,524        6,827,683
Torchmark Corp.                                         35,200        1,871,936
UnumProvident Corp.^                                    92,120        1,445,363
XL Capital Ltd., Class A                                42,800        3,166,772
                                                                 --------------
                                                                    149,248,191
                                                                 --------------
Real Estate (0.5%)
Apartment Investment & Management Co. (REIT)^           29,100        1,012,098
Equity Office Properties Trust (REIT)                  124,400        3,389,900
Equity Residential Properties Trust (REIT)              86,700        2,687,700
Plum Creek Timber Co., Inc. (REIT)                      57,000        1,996,710
Prologis Trust (REIT)                                   56,400        1,987,536
Simon Property Group, Inc. (REIT)                       63,600        3,410,868
                                                                 --------------
                                                                     14,484,812
                                                                 --------------
Thrifts & Mortgage Finance (1.8%)
Countrywide Financial Corp.                            172,098        6,778,940
Fannie Mae                                             302,500       19,178,500
Freddie Mac                                            214,400       13,987,456
Golden West Financial Corp.                             47,300        5,247,935
MGIC Investment Corp.                                   30,700        2,043,085

Sovereign Bancorp, Inc.                                 96,100        2,096,902
Washington Mutual, Inc.^                               280,023       10,943,299
                                                                 --------------
                                                                     60,276,117
                                                                 --------------
Total Financials                                                    672,230,636
                                                                 --------------
Health Care (13.0%)
Biotechnology (1.3%)
Amgen, Inc.*                                           401,664       22,766,315
Biogen Idec, Inc.*                                     102,000        6,239,340
Chiron Corp.*                                           58,400        2,581,280
Genzyme Corp.*                                          69,800        3,797,818
Gilead Sciences, Inc.*^                                134,400        5,023,872
MedImmune, Inc.*                                        77,000        1,824,900
                                                                 --------------
                                                                     42,233,525
                                                                 --------------
Health Care Equipment & Supplies (2.3%)
Applied Biosystems Group                                64,200        1,211,454
Bard (C.R.), Inc.                                       32,300        1,829,149
Bausch & Lomb, Inc.                                     16,300        1,083,135
Baxter International, Inc.                             190,000        6,110,400
Becton, Dickinson & Co.                                 78,700        4,068,790
Biomet, Inc.                                            79,625        3,732,820
Boston Scientific Corp.*                               255,000       10,131,150
Fisher Scientific International, Inc.*^                 35,700        2,082,381
Guidant Corp.                                           97,000        6,405,880
Hospira, Inc.*                                          48,660        1,488,996
Medtronic, Inc.                                        377,400       19,587,060
Millipore Corp.*                                        15,200          727,320
St. Jude Medical, Inc.*                                 53,786        4,048,472
Stryker Corp.                                          124,200        5,971,536
Waters Corp.*                                           37,800        1,666,980
Zimmer Holdings, Inc.*                                  75,300        5,951,712
                                                                 --------------
                                                                     76,097,235
                                                                 --------------
Health Care Providers & Services (2.0%)
Aetna, Inc.                                             47,743        4,770,958
AmerisourceBergen Corp.^                                35,000        1,879,850
Anthem, Inc.*^                                          42,600        3,716,850
Cardinal Health, Inc.                                  135,425        5,927,552
Caremark Rx, Inc.*                                     139,000        4,457,730
CIGNA Corp.                                             43,900        3,056,757
Express Scripts, Inc.*                                  24,200        1,581,228
HCA, Inc.                                              154,300        5,886,545
Health Management Associates, Inc., Class A^            75,600        1,544,508
Humana, Inc.*                                           50,400        1,006,992
IMS Health, Inc.                                        74,470        1,781,322
Manor Care, Inc.^                                       27,800          832,888
McKesson Corp.                                          90,581        2,323,403
Medco Health Solutions, Inc.*                           84,136        2,599,803
Quest Diagnostics, Inc.                                 32,300        2,849,506
Tenet Healthcare Corp.*^                               144,700        1,561,313
UnitedHealth Group, Inc.                               208,800       15,396,912
WellPoint Health Networks, Inc.*                        48,300        5,075,847
                                                                 --------------
                                                                     66,249,964
                                                                 --------------
Pharmaceuticals (7.4%)
Abbott Laboratories                                    486,800       20,620,848
Allergan, Inc.                                          40,900        2,967,295
Bristol-Myers Squibb Co.                               604,300       14,303,781
Eli Lilly & Co.                                        349,900       21,011,495
Forest Laboratories, Inc.*                             114,500        5,150,210
Johnson & Johnson                                      924,010       52,049,483

King Pharmaceuticals, Inc.*                             75,010          895,620
Merck & Co., Inc.                                      692,500       22,852,500
Mylan Laboratories, Inc.^                               83,400        1,501,200
Pfizer, Inc.                                         2,374,072       72,646,603
Schering-Plough Corp.                                  458,000        8,729,480
Watson Pharmaceuticals, Inc.*                           33,600          989,856
Wyeth                                                  414,600       15,506,040
                                                                 --------------
                                                                    239,224,411
                                                                 --------------
Total Health Care                                                   423,805,135
                                                                 --------------
Industrials (11.6%)
Aerospace & Defense (2.0%)
Boeing Co.                                             262,274       13,538,584
General Dynamics Corp.                                  61,700        6,299,570
Goodrich Corp.                                          36,600        1,147,776
Honeywell International, Inc.                          267,412        9,589,394
Lockheed Martin Corp.                                  140,408        7,831,958
Northrop Grumman Corp.                                 116,220        6,198,013
Raytheon Co.                                           138,000        5,241,240
Rockwell Collins, Inc.                                  55,600        2,064,984
United Technologies Corp.                              160,600       14,996,828
                                                                 --------------
                                                                     66,908,347
                                                                 --------------
Air Freight & Logistics (1.1%)
FedEx Corp.                                             92,960        7,965,742
Ryder System, Inc.                                      20,200          950,208
United Parcel Service, Inc./Georgia, Class B           351,500       26,685,880
                                                                 --------------
                                                                     35,601,830
                                                                 --------------
Airlines (0.1%)
Delta Air Lines, Inc.*^                                 38,400          126,336
Southwest Airlines Co.                                 245,768        3,347,360
                                                                 --------------
                                                                      3,473,696
                                                                 --------------
Building Products (0.2%)
American Standard Cos., Inc.*                           67,500        2,626,425
Masco Corp.                                            140,800        4,861,824
                                                                 --------------
                                                                      7,488,249
                                                                 --------------
Commercial Services & Supplies (1.0%)
Allied Waste Industries, Inc.*^                         99,600          881,460
Apollo Group, Inc., Class A*                            54,900        4,028,013
Avery Dennison Corp.                                    34,400        2,262,832
Cendant Corp.                                          313,679        6,775,467
Cintas Corp.                                            53,300        2,240,732
Deluxe Corp.                                            15,700          644,014
Equifax, Inc.                                           43,300        1,141,388
H&R Block, Inc.                                         55,500        2,742,810
Monster Worldwide, Inc.*^                               35,100          864,864
Pitney Bowes, Inc.                                      72,700        3,206,070
R.R. Donnelley & Sons Co.                               66,700        2,089,044
Robert Half International, Inc.^                        53,300        1,373,541
Waste Management, Inc.                                 179,556        4,909,061
                                                                 --------------
                                                                     33,159,296
                                                                 --------------
Construction & Engineering (0.0%)
Fluor Corp.^                                            25,500        1,135,260
                                                                 --------------
Electrical Equipment (0.4%)
American Power Conversion Corp.                         61,800        1,074,702
Cooper Industries Ltd., Class A                         28,700        1,693,300
Emerson Electric Co.                                   131,300        8,126,157
Power-One, Inc.*                                        25,900          167,832

Rockwell Automation, Inc.                               58,200        2,252,340
                                                                 --------------
                                                                     13,314,331
                                                                 --------------
Industrial Conglomerates (4.7%)
3M Co.                                                 244,000       19,512,680
General Electric Co.                                 3,298,800      110,773,704
Textron, Inc.                                           42,900        2,757,183
Tyco International Ltd.^                               622,652       19,090,510
                                                                 --------------
                                                                    152,134,077
                                                                 --------------
Machinery (1.5%)
Caterpillar, Inc.                                      108,100        8,696,645
Crane Co.                                               18,500          535,020
Cummins, Inc.^                                          13,300          982,737
Danaher Corp.^                                          95,800        4,912,624
Deere & Co.                                             75,800        4,892,890
Dover Corp.                                             63,300        2,460,471
Eaton Corp.                                             47,300        2,999,293
Illinois Tool Works, Inc.                               96,000        8,944,320
Ingersoll-Rand Co., Class A                             54,650        3,714,561
ITT Industries, Inc.                                    28,800        2,303,712
Navistar International Corp.*                           21,400          795,866
PACCAR, Inc.                                            54,500        3,767,040
Pall Corp.                                              39,100          957,168
Parker-Hannifin Corp.                                   36,950        2,174,877
                                                                 --------------
                                                                     48,137,224
                                                                 --------------
Road & Rail (0.5%)
Burlington Northern Santa Fe Corp.                     115,853        4,438,328
CSX Corp.^                                              66,600        2,211,120
Norfolk Southern Corp.                                 121,700        3,619,358
Union Pacific Corp.                                     80,600        4,723,160
                                                                 --------------
                                                                     14,991,966
                                                                 --------------
Trading Companies & Distributors (0.1%)
Grainger (W.W.), Inc.                                   28,400        1,637,260
                                                                 --------------
Total Industrials                                                   377,981,536
                                                                 --------------
Information Technology (15.7%)
Communications Equipment (2.7%)
ADC Telecommunications, Inc.*^                         251,100          454,491
Andrew Corp.*^                                          49,400          604,656
Avaya, Inc.*                                           132,177        1,842,548
CIENA Corp.*^                                          179,000          354,420
Cisco Systems, Inc.*                                 2,139,800       38,730,380
Comverse Technology, Inc.*^                             60,000        1,129,800
Corning, Inc.*                                         419,642        4,649,633
JDS Uniphase Corp.*                                    447,000        1,506,390
Lucent Technologies, Inc.*^                          1,326,286        4,204,327
Motorola, Inc.                                         728,702       13,145,784
QUALCOMM, Inc.                                         501,400       19,574,656
Scientific-Atlanta, Inc.                                47,500        1,231,200
Tellabs, Inc.*                                         129,300        1,188,267
                                                                 --------------
                                                                     88,616,552
                                                                 --------------
Computers & Peripherals (3.6%)
Apple Computer, Inc.*                                  115,100        4,460,125
Dell, Inc.*                                            797,200       28,380,320
EMC Corp.*                                             752,950        8,689,043
Gateway, Inc.*                                         116,500          576,675
Hewlett-Packard Co.                                    949,772       17,808,225
International Business Machines Corp.                  529,100       45,365,034
Lexmark International, Inc., Class A*                   40,000        3,360,400

NCR Corp.*                                              29,500        1,462,905
Network Appliance, Inc.*^                              107,400        2,470,200
QLogic Corp.*                                           29,500          873,495
Sun Microsystems, Inc.*                              1,023,300        4,134,132
                                                                 --------------
                                                                    117,580,554
                                                                 --------------
Electronic Equipment & Instruments (0.4%)
Agilent Technologies, Inc.*                            148,023        3,192,856
Jabil Circuit, Inc.*                                    62,200        1,430,600
Molex, Inc.^                                            59,250        1,766,835
PerkinElmer, Inc.                                       39,400          678,468
Sanmina-SCI Corp.*                                     161,500        1,138,575
Solectron Corp.*                                       298,500        1,477,575
Symbol Technologies, Inc.                               71,900          908,816
Tektronix, Inc.^                                        26,400          877,800
Thermo Electron Corp.*                                  51,500        1,391,530
                                                                 --------------
                                                                     12,863,055
                                                                 --------------
Internet Software & Services (0.4%)
Yahoo!, Inc.*                                          414,200       14,045,522
                                                                 --------------
IT Services (1.2%)
Affiliated Computer Services, Inc., Class A*            42,400        2,360,408
Automatic Data Processing, Inc.                        183,700        7,590,484
Computer Sciences Corp.*                                58,400        2,750,640
Convergys Corp.*                                        44,600          598,978
Electronic Data Systems Corp.                          149,500        2,898,805
First Data Corp.                                       276,349       12,021,182
Fiserv, Inc.*                                           60,600        2,112,516
Paychex, Inc.                                          117,575        3,544,886
Sabre Holdings Corp., Class A^                          43,542        1,068,085
Sungard Data Systems, Inc.*                             89,400        2,125,038
Unisys Corp.*                                          103,200        1,065,024
                                                                 --------------
                                                                     38,136,046
                                                                 --------------
Office Electronics (0.1%)
Xerox Corp.*^                                          248,300        3,496,064
                                                                 --------------
Semiconductors & Semiconductor Equipment (2.9%)
Advanced Micro Devices, Inc.*^                         108,500        1,410,500
Altera Corp.*                                          117,900        2,307,303
Analog Devices, Inc.                                   116,400        4,513,992
Applied Materials, Inc.*                               523,500        8,632,515
Applied Micro Circuits Corp.*                           96,700          302,671
Broadcom Corp., Class A*                                94,300        2,573,447
Intel Corp.^                                         2,018,700       40,495,122
KLA-Tencor Corp.*^                                      61,100        2,534,428
Linear Technology Corp.                                 97,200        3,522,528
LSI Logic Corp.*^                                      118,000          508,580
Maxim Integrated Products, Inc.                        102,100        4,317,809
Micron Technology, Inc.*                               189,700        2,282,091
National Semiconductor Corp.*                          110,800        1,716,292
Novellus Systems, Inc.*                                 47,700        1,268,343
NVIDIA Corp.*                                           50,400          731,808
PMC-Sierra, Inc.*                                       53,700          473,097
Teradyne, Inc.*                                         59,500          797,300
Texas Instruments, Inc.                                539,281       11,475,900
Xilinx, Inc.                                           107,300        2,897,100
                                                                 --------------
                                                                     92,760,826
                                                                 --------------
Software (4.4%)
Adobe Systems, Inc.                                     74,200        3,670,674
Autodesk, Inc.                                          35,100        1,706,913

BMC Software, Inc.*                                     70,000        1,106,700
Citrix Systems, Inc.*                                   51,000          893,520
Computer Associates International, Inc.                181,125        4,763,587
Compuware Corp.*                                       119,600          615,940
Electronic Arts, Inc.*                                  93,100        4,281,669
Intuit, Inc.*                                           61,800        2,805,720
Mercury Interactive Corp.*^                             28,000          976,640
Microsoft Corp.                                      3,360,800       92,926,120
Novell, Inc.*                                          117,200          739,532
Oracle Corp.*                                        1,627,520       18,358,426
Parametric Technology Corp.*                            82,900          437,712
PeopleSoft, Inc.*                                      115,500        2,292,675
Siebel Systems, Inc.*                                  154,300        1,163,422
Symantec Corp.*                                         96,900        5,317,872
VERITAS Software Corp.*                                133,100        2,369,180
                                                                 --------------
                                                                    144,426,302
                                                                 --------------
Total Information Technology                                        511,924,921
                                                                 --------------
Materials (3.1%)
Chemicals (1.6%)
Air Products & Chemicals, Inc.                          70,800        3,850,104
Dow Chemical Co.                                       290,101       13,106,763
DuPont (E.I.) de Nemours & Co.                         310,626       13,294,793
Eastman Chemical Co.                                    24,100        1,145,955
Ecolab, Inc.                                            80,100        2,518,344
Engelhard Corp.                                         39,000        1,105,650
Great Lakes Chemical Corp.                              15,700          401,920
Hercules, Inc.*                                         34,500          491,625
International Flavors & Fragrances, Inc.                29,200        1,115,440
Monsanto Co.                                            82,699        3,011,898
PPG Industries, Inc.                                    53,300        3,266,224
Praxair, Inc.                                          101,200        4,325,288
Rohm & Haas Co.                                         69,306        2,978,079
Sigma-Aldrich Corp.                                     21,600        1,252,800
                                                                 --------------
                                                                     51,864,883
                                                                 --------------
Construction Materials (0.0%)
Vulcan Materials Co.                                    31,700        1,615,115
                                                                 --------------

Containers & Packaging (0.2%)
Ball Corp.                                              35,200        1,317,536
Bemis Co.                                               33,000          877,140
Pactiv Corp.*                                           48,900        1,136,925
Sealed Air Corp.*                                       26,417        1,224,428
Temple-Inland, Inc.                                     17,000        1,141,550
                                                                 --------------
                                                                      5,697,579
                                                                 --------------
Metals & Mining (0.8%)
Alcoa, Inc.                                            270,948        9,101,143
Allegheny Technologies, Inc.                            25,050          457,163
Freeport-McMoRan Copper & Gold, Inc., Class B^          53,600        2,170,800
Newmont Mining Corp.^                                  134,500        6,123,785
Nucor Corp.^                                            24,400        2,229,428
Phelps Dodge Corp.                                      28,848        2,654,881
United States Steel Corp.^                              35,200        1,324,224
Worthington Industries, Inc.                            26,900          574,315
                                                                 --------------
                                                                     24,635,739
                                                                 --------------
Paper & Forest Products (0.5%)
Georgia-Pacific Corp.                                   79,004        2,840,194
International Paper Co.                                149,635        6,046,750
Louisiana-Pacific Corp.^                                32,900          853,755

MeadWestvaco Corp.                                      62,629        1,997,865
Weyerhaeuser Co.                                        73,000        4,853,040
                                                                 --------------
                                                                     16,591,604
                                                                 --------------
Total Materials                                                     100,404,920
                                                                 --------------

Telecommunication Services (3.6%)
Diversified Telecommunication Services (3.0%)
Alltel Corp.                                            97,200        5,337,252
AT&T Corp.                                             247,023        3,537,369
BellSouth Corp.                                        570,200       15,463,824
CenturyTel, Inc.                                        44,850        1,535,664
Citizens Communications Co.                             88,500        1,185,015
Qwest Communications International, Inc.*              549,843        1,830,977
SBC Communications, Inc.                             1,029,833       26,724,166
Sprint Corp.                                           442,500        8,907,525
Verizon Communications, Inc.                           859,746       33,856,798
                                                                 --------------
                                                                     98,378,590
                                                                 --------------
Wireless Telecommunication Services (0.6%)
AT&T Wireless Services, Inc.*                          848,197       12,536,352
Nextel Communications, Inc., Class A*^                 342,300        8,160,432
                                                                 --------------
                                                                     20,696,784
                                                                 --------------
Total Telecommunication Services                                    119,075,374
                                                                 --------------

Utilities (2.9%)
Electric Utilities (2.0%)
Allegheny Energy, Inc.*^                                39,500          630,420
Ameren Corp.^                                           56,600        2,612,090
American Electric Power Co., Inc.^                     122,980        3,930,441
CenterPoint Energy, Inc.^                               95,200          986,272
Cinergy Corp.^                                          55,400        2,193,840
Consolidated Edison, Inc.^                              74,700        3,140,388
DTE Energy Co.                                          52,600        2,219,194
Edison International, Inc.                             101,400        2,688,114
Entergy Corp.                                           71,200        4,315,432
Exelon Corp.                                           205,000        7,521,450
FirstEnergy Corp.                                      102,701        4,218,957
FPL Group, Inc.                                         57,400        3,921,568
PG&E Corp.*^                                           130,400        3,964,160
Pinnacle West Capital Corp.                             28,400        1,178,600
PPL Corp.                                               55,244        2,606,412
Progress Energy, Inc.                                   76,300        3,230,542
Southern Co.                                           227,900        6,832,442
Teco Energy, Inc.^                                      58,400          790,152
TXU Corp.                                              100,800        4,830,336
Xcel Energy, Inc.^                                     124,145        2,150,191
                                                                 --------------
                                                                     63,961,001
                                                                 --------------
Gas Utilities (0.2%)
KeySpan Corp.^                                          49,500        1,940,400
Kinder Morgan, Inc.                                     38,400        2,412,288
Nicor, Inc.^                                            13,700          502,790
NiSource, Inc.                                          81,659        1,715,656
Peoples Energy Corp.                                    11,600          483,488
                                                                 --------------
                                                                      7,054,622
                                                                 --------------
Multi-Utilities & Unregulated Power (0.7%)
AES Corp.*                                             193,800        1,936,062
Calpine Corp.*^                                        128,600          372,940
CMS Energy Corp.*^                                      50,100          476,952
Constellation Energy Group, Inc.                        52,100        2,075,664
Dominion Resources, Inc.                               101,023        6,591,751

Duke Energy Corp.^                                     282,460        6,465,509
Dynegy, Inc., Class A*^                                117,213          584,893
Public Service Enterprise Group, Inc.^                  73,500        3,131,100
Sempra Energy                                           70,722        2,559,429
                                                                 --------------
                                                                     24,194,300
                                                                 --------------
Total Utilities                                                      95,209,923
                                                                 --------------

Total Common Stocks (99.4%)
   (Cost $3,090,054,680)                                          3,245,681,871
                                                                 --------------

                                                    Principal
                                                      Amount
                                                   -----------
SHORT-TERM SECURITIES:
Government Securities (0.7%)
Federal Home Loan Bank
   (Discount Note), 10/1/04                        $19,700,000       19,699,098
U.S. Treasury Bills
   1/13/2005#                                        2,500,000        2,487,355
                                                                 --------------
                                                                     22,186,453
                                                                 --------------

                                                      Number
                                                    of Shares
                                                   -----------
Short-Term Funds of Cash Collateral
   for Securities Loaned (0.9%)
AIM Short Term Investment Co.                       15,197,852       15,197,852
BGI Prime Fund                                       7,000,000        7,000,000
Morgan Stanley Institutional Liquidity Fund          7,000,000        7,000,000
                                                                 --------------
                                                                     29,197,852
                                                                 --------------

                                                    Principal
                                                      Amount
                                                   -----------
Short-Term Investments of Cash Collateral
   for Securities Loaned (3.5%)
Amsterdam Funding Corp.
   1.793%, 10/29/04                                $ 4,990,304        4,990,304
Aspen Funding Corp.
   1.870%, 10/1/04                                   4,999,740        4,999,740
Bank of America Corp.
   1.955%, 10/7/04                                   5,000,000        5,000,000
Banco Santander Central Hispano S.A.
   1.890%, 10/1/04                                   6,080,237        6,080,237
Barclays Bank London
   1.880%, 10/1/04                                   8,000,000        8,000,000
Citigroup Global Markets Holding, Inc.
   1.753%, 10/25/04                                  1,996,209        1,996,209
Fairway Finance Corp.
   1.792%, 10/25/04                                  4,993,288        4,993,288
Fifth Third Bank G.C.
   1.79%, 11/10/04                                   8,000,000        8,000,000
Greyhawk Funding Corp.
   1.792%, 10/27/04                                  7,988,862        7,988,862
Merrill Lynch Mortgage Capital, Inc.
   1.975%, 11/3/04 (l)                              10,000,000       10,000,000
New Center Asset Trust
   1.745%, 11/12/04                                  1,993,910        1,993,910
Morgan Stanley & Co.
   1.793%, 11/2/04                                   6,987,470        6,987,470
Sheffield Receivable Corp.
   1.701%, 10/1/04                                   4,995,986        4,995,986
   1.793%, 10/28/04                                  7,988,465        7,988,465
Tango Finance Corp.
   1.708%, 8/8/05 (l)                               10,000,000       10,000,000

Ticonderoga Funding LLC
   1.793%, 10/27/04                                  6,989,906        6,989,906
Wells Fargo Bank/San Francisco
   1.75%, 10/18/04                                   5,000,000        5,000,000
Westdeutsche Landesbank NY
   1.840%, 6/22/05 (l)                               9,998,125        9,998,125
                                                                 --------------
                                                                    116,002,502
                                                                 --------------

Time Deposit (0.0%)
JPMorgan Chase Nassau,
   1.26%, 10/1/04                                      177,168          177,168
                                                                 --------------

Total Short-Term Securities (5.1%)
   (Amortized Cost $167,563,975)                                    167,563,975
                                                                 --------------
Total Investments (104.5%)
   (Cost/Amortized Cost $3,257,618,655)                           3,413,245,846
Other Assets Less Liabilities (-4.5%)                              (146,504,574)
                                                                 --------------
Net Assets (100%)                                                $3,266,741,272
                                                                 ==============

----------
*    Non-income producing.
^    All, or a portion of security out on loan (See Note 1).
# All, or a portion of security held by broker as collateral for financial futures contract.
(l)  Floating Rate Security. Rate disclosed is as of September 30, 2004.

     Glossary:
     REIT - Real Estate Investment Trust

At September 30, 2004 the Portfolio had the following futures contracts open:
(Note 1)

                Number of    Expiration     Original      Value at     Unrealized.
Purchase        Contracts       Date         Value        9/30/04     Depreciation
--------        ---------   -----------   -----------   -----------   ------------
S&P 500 Index       45      December-04   $12,565,533   $12,542,625     ($22,908)

Investment security transactions for the nine months ended September 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities                   $  121,190,706
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities                       10,561,961

As of September 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation                          $  603,037,058
Aggregate gross unrealized depreciation                            (453,246,689)
                                                                 --------------
Net unrealized appreciation                                      $  149,790,369
                                                                 ==============

Federal income tax cost of investments                           $3,263,455,477
                                                                 ==============

At September 30, 2004, the Portfolio had loaned securities with a total value of $144,232,761. This was secured by collateral of $145,257,194 of which $145,200,354 was received as cash and subsequently invested in short-term investments and funds as reported in the portfolio of investments. The remaining collateral of $56,840 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio's assets and liabilities.

The Portfolio has a net capital loss carryforward of $45,000,439 which expires in the year 2010.

                     See Notes to Portfolio of Investments.

EQ ADVISORS TRUST
EQ/EVERGREEN OMEGA PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2004 (Unaudited)

                                                         Number        Value
                                                       of Shares     (Note 1)
                                                       ---------   ------------
COMMON STOCKS:
Consumer Discretionary (12.7%)
Auto Components (0.5%)
Autoliv, Inc.                                             20,000   $    808,000
                                                                   ------------
Hotels, Restaurants & Leisure (2.4%)
International Game Technology                             25,200        905,940
Starbucks Corp.*                                          70,500      3,204,930
                                                                   ------------
                                                                      4,110,870
                                                                   ------------
Household Durables (1.6%)
Pulte Homes, Inc.                                         43,000      2,638,910
                                                                   ------------
Internet & Catalog Retail (4.3%)
Amazon.com, Inc.*                                         59,000      2,410,740
eBay, Inc.*                                               52,200      4,799,268
                                                                   ------------
                                                                      7,210,008
                                                                   ------------
Specialty Retail (2.5%)
Best Buy Co., Inc.                                        49,400      2,679,456
Chico's FAS, Inc.*^                                       46,000      1,573,200
                                                                   ------------
                                                                      4,252,656
                                                                   ------------
Textiles, Apparel & Luxury Goods (1.4%)
Coach, Inc.*                                              57,500      2,439,150
                                                                   ------------
Total Consumer Discretionary                                         21,459,594
                                                                   ------------
Consumer Staples (3.0%)
Beverages (0.7%)
PepsiCo, Inc.                                             24,000      1,167,600
                                                                   ------------
Food & Staples Retailing (1.3%)
CVS Corp.                                                 50,000      2,106,500
                                                                   ------------
Food Products (1.0%)
McCormick & Co., Inc. (Non-Voting)                        50,000      1,717,000
                                                                   ------------
Total Consumer Staples                                                4,991,100
                                                                   ------------
Energy (7.5%)
Energy Equipment & Services (1.9%)
Rowan Cos., Inc.*                                         65,000      1,716,000
Weatherford International Ltd.*                           30,000      1,530,600
                                                                   ------------
                                                                      3,246,600
                                                                   ------------
Oil & Gas (5.6%)
Apache Corp.                                              76,700      3,843,437
Burlington Resources, Inc.                                83,000      3,386,400
XTO Energy, Inc.                                          67,050      2,177,784
                                                                   ------------
                                                                      9,407,621
                                                                   ------------
Total Energy                                                         12,654,221
                                                                   ------------

Financials (7.3%)
Capital Markets (2.5%)
Ameritrade Holding Corp.*                                135,000      1,621,350
Investors Financial Services Corp.^                       58,000      2,617,540
                                                                   ------------
                                                                      4,238,890
                                                                   ------------
Consumer Finance (1.6%)
American Express Co.                                      50,000      2,573,000
                                                                   ------------
Diversified Financial Services (2.0%)
Chicago Mercantile Exchange^                              21,000      3,387,300
                                                                   ------------
Insurance (1.2%)
American International Group, Inc.                        30,000      2,039,700
                                                                   ------------
Total Financials                                                     12,238,890
                                                                   ------------
Health Care (19.6%)
Biotechnology (2.2%)
Amgen, Inc.*                                              20,000      1,133,600
Biogen Idec, Inc.*                                        24,000      1,468,080
Genentech, Inc.*                                          20,000      1,048,400
                                                                   ------------
                                                                      3,650,080
                                                                   ------------
Health Care Equipment & Supplies (8.9%)
Alcon, Inc.                                               22,000      1,764,400
Cooper Cos., Inc.^                                        30,000      2,056,500
Medtronic, Inc.                                           67,280      3,491,832
Millipore Corp.*                                          50,000      2,392,500
St. Jude Medical, Inc.*                                   35,400      2,664,558
Stryker Corp.                                             52,800      2,538,624
                                                                   ------------
                                                                     14,908,414
                                                                   ------------
Health Care Providers & Services (4.4%)
Aetna, Inc.                                               40,000      3,997,200
Caremark Rx, Inc.*                                       109,000      3,495,630
                                                                   ------------
                                                                      7,492,830
                                                                   ------------
Pharmaceuticals (4.1%)
Eli Lilly & Co.                                           14,000        840,700
Medicis Pharmaceutical Corp., Class A^                    57,000      2,225,280
Mylan Laboratories, Inc.^                                 75,000      1,350,000
Schering-Plough Corp.                                     70,000      1,334,200
Sepracor, Inc.*^                                          25,000      1,219,500
                                                                   ------------
                                                                      6,969,680
                                                                   ------------
Total Health Care                                                    33,021,004
                                                                   ------------
Industrials (13.8%)
Aerospace & Defense (1.8%)
Lockheed Martin Corp.                                     53,000      2,956,340
                                                                   ------------
Building Products (1.2%)
Masco Corp.                                               60,000      2,071,800
                                                                   ------------
Commercial Services & Supplies (1.6%)
Cendant Corp.                                            125,500      2,710,800
                                                                   ------------

Electrical Equipment (1.7%)
Cooper Industries Ltd., Class A                           48,900      2,885,100
                                                                   ------------
Industrial Conglomerates (4.6%)
General Electric Co.                                     154,000      5,171,320
Tyco International Ltd.                                   85,000      2,606,100
                                                                   ------------
                                                                      7,777,420
                                                                   ------------
Machinery (0.9%)
Deere & Co.                                               23,000      1,484,650
                                                                   ------------
Trading Companies & Distributors (2.0%)
Fastenal Co.^                                             60,000      3,456,000
                                                                   ------------
Total Industrials                                                    23,342,110
                                                                   ------------
Information Technology (24.8%)
Communications Equipment (7.9%)
Cisco Systems, Inc.*                                     143,300      2,593,730
Corning, Inc.*                                           315,000      3,490,200
Motorola, Inc.                                           165,000      2,976,600
QUALCOMM, Inc.                                           109,400      4,270,976
                                                                   ------------
                                                                     13,331,506
                                                                   ------------
Computers & Peripherals (2.5%)
Dell, Inc.*                                               70,000      2,492,000
PalmOne, Inc.*^                                           55,000      1,674,200
                                                                   ------------
                                                                      4,166,200
                                                                   ------------
Internet Software & Services (3.4%)
SINA Corp.*^                                              35,000        892,150
VeriSign, Inc.*                                          130,000      2,584,400
Yahoo!, Inc.*                                             65,000      2,204,150
                                                                   ------------
                                                                      5,680,700
                                                                   ------------
IT Services (3.3%)
Affiliated Computer Services, Inc., Class A*              50,000      2,783,500
Cognizant Technology Solutions Corp., Class A*            90,000      2,745,900
                                                                   ------------
                                                                      5,529,400
                                                                   ------------
Office Electronics (2.2%)
Zebra Technologies Corp., Class A*^                       60,500      3,691,105
                                                                   ------------
Semiconductors & Semiconductor Equipment (1.3%)
Intel Corp.                                              111,500      2,236,690
                                                                   ------------
Software (4.2%)
Intuit, Inc.*                                             50,000      2,270,000
Microsoft Corp.                                          177,000      4,894,050
                                                                   ------------
                                                                      7,164,050
                                                                   ------------
Total Information Technology                                         41,799,651
                                                                   ------------
Materials (4.9%)
Chemicals (2.6%)
Air Products & Chemicals, Inc.                            36,000      1,957,680
Georgia Gulf Corp.^                                       55,000      2,452,450
                                                                   ------------
                                                                      4,410,130
                                                                   ------------

Metals & Mining (2.3%)
GrafTech International Ltd.*^                            105,000      1,464,750
Massey Energy Co.^                                        82,400      2,383,832
                                                                   ------------
                                                                      3,848,582
                                                                   ------------
Total Materials                                                       8,258,712
                                                                   ------------
Total Common Stocks (93.6%)
   (Cost $148,236,493)                                              157,765,282
                                                                   ------------

                                                      Principal
                                                        Amount
                                                     -----------
SHORT-TERM DEBT SECURITIES:
Short-Term Investments of Cash Collateral
   for Securities Loaned (13.6%)
Lehman Brothers, Inc.
   1.895%, 10/1/04                                   $12,887,719     12,887,719
Nomura Securities
   1.945%, 10/1/04                                    10,000,000     10,000,000
                                                                   ------------
                                                                     22,887,719
                                                                   ------------
Time Deposit (6.7%)
JPMorgan Chase Nassau,
   1.26%, 10/1/04                                     11,261,506     11,261,506
                                                                   ------------
Total Short-Term Debt Securities (20.3%)
   (Amortized Cost $34,149,225)                                      34,149,225
                                                                   ------------
Total Investments (113.9%)
   (Cost/Amortized Cost $182,385,718)                               191,914,507
Other Assets Less Liabilities (-13.9%)                              (23,450,612)
                                                                   ------------
Net Assets (100%)                                                  $168,463,895
                                                                   ============

----------
*    Non-income producing
^    All, or a portion of security out on loan (See Note 1).

Investment security transactions for the nine months ended September 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities                     $216,417,808
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities                      161,900,688

As of September 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation                            $ 12,996,348
Aggregate gross unrealized depreciation                              (3,759,981)
                                                                   ------------
Net unrealized appreciation                                        $  9,236,367
                                                                   ============

Federal income tax cost of investments                             $182,678,140
                                                                   ============

At September 30, 2004, the Portfolio had loaned securities with a total value of $22,582,179. This was secured by collateral of $22,887,719 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the nine months ended September 30, 2004, the Portfolio incurred approximately $885 as brokerage commissions with Bernstein (Sanford C.) & Co. and $312 with Wachovia Corp., affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $1,294,158 which expires in the year 2010.

                     See Notes to Portfolio of Investments.

EQ ADVISORS TRUST
EQ/FI MID CAP PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2004 (Unaudited)

                                                      Number          Value
                                                    of Shares        (Note 1)
                                                   -----------   --------------
COMMON STOCKS:
Consumer Discretionary (19.7%)
Hotels, Restaurants & Leisure (7.2%)
Royal Caribbean Cruises Ltd.^                          817,000   $   35,621,200
Wendy's International, Inc.                            426,900       14,343,840
Wynn Resorts Ltd.*^                                    383,434       19,819,703
                                                                 --------------
                                                                     69,784,743
                                                                 --------------
Household Durables (5.4%)
Harman International Industries, Inc.                  485,900       52,355,725
                                                                 --------------
Media (6.1%)
Cablevision Systems New York Group, Class A*^          312,380        6,335,066
Lamar Advertising Co., Class A*^                       237,200        9,869,892
NTL, Inc.*^                                            432,163       26,824,358
Omnicom Group, Inc.                                    180,300       13,172,718
Salem Communications Corp., Class A*^                  133,204        3,372,725
                                                                 --------------
                                                                     59,574,759
                                                                 --------------
Specialty Retail (0.6%)
CarMax, Inc.*^                                         114,600        2,469,630
Sports Authority, Inc.*^                               158,000        3,665,600
                                                                 --------------
                                                                      6,135,230
                                                                 --------------
Textiles, Apparel & Luxury Goods (0.4%)
Polo Ralph Lauren Corp.^                               106,300        3,866,131
                                                                 --------------
Total Consumer Discretionary                                        191,716,588
                                                                 --------------
Consumer Staples (5.1%)
Beverages (1.6%)
Adolph Coors Co., Class B                              227,800       15,472,176
                                                                 --------------
Food & Staples Retailing (2.4%)
Safeway, Inc.*                                       1,231,400       23,778,334
                                                                 --------------
Food Products (1.1%)
Archer-Daniels-Midland Co.                             575,600        9,773,688
Bunge Ltd.                                              18,400          735,632
                                                                 --------------
                                                                     10,509,320
                                                                 --------------
Total Consumer Staples                                               49,759,830
                                                                 --------------
Energy (8.8%)
Energy Equipment & Services (7.6%)
Baker Hughes, Inc.                                     115,200        5,036,544
BJ Services Co.                                         95,700        5,015,637
ENSCO International, Inc.                              246,300        8,046,621
Grant Prideco, Inc.*                                   473,700        9,706,113
National-Oilwell, Inc.*^                               333,207       10,949,182
Noble Corp.*                                           321,300       14,442,435
Tenaris S.A. (ADR)                                      11,800          537,962
Varco International, Inc.*                             437,900       11,744,478
Weatherford International Ltd.*                        175,070        8,932,072
                                                                 --------------
                                                                     74,411,044
                                                                 --------------
Oil & Gas (1.2%)
Frontline Ltd. +(b)                                    246,750       11,564,974
                                                                 --------------
Total Energy                                                         85,976,018
                                                                 --------------

Financials (3.9%)
Capital Markets (0.8%)
Janus Capital Group, Inc.                              584,600        7,956,406
                                                                 --------------
Consumer Finance (0.4%)
First Marblehead Corp.*^                                85,600        3,971,840
                                                                 --------------
Diversified Financial Services (1.0%)
Archipelago Holdings, Inc.*                            236,000        3,495,160
CapitalSource, Inc.*^                                  290,900        6,498,706
                                                                 --------------
                                                                      9,993,866
                                                                 --------------
Insurance (1.1%)
Ambac Financial Group, Inc.                            134,700       10,769,265
                                                                 --------------
Real Estate (0.6%)
Capital Automotive Real Estate
   Investment Trust (REIT)^                             54,200        1,694,834
Equity Residential Properties Trust (REIT)             118,100        3,661,100
                                                                 --------------
                                                                      5,355,934
                                                                 --------------
Total Financials                                                     38,047,311
                                                                 --------------
Health Care (10.2%)
Biotechnology (0.5%)
Millennium Pharmaceuticals, Inc.*^                     312,500        4,284,375
Momenta Pharmaceuticals, Inc.*                          79,537          654,589
                                                                 --------------
                                                                      4,938,964
                                                                 --------------
Health Care Equipment & Supplies (7.9%)
Baxter International, Inc.                             651,100       20,939,376
Cytyc Corp.*^                                          625,000       15,093,750
Edwards Lifesciences Corp.*^                           104,200        3,490,700
Fisher Scientific International, Inc.*^                547,368       31,927,976
Kyphon, Inc.*^                                          24,800          614,544
Resmed, Inc.*^                                          38,200        1,818,702
Wright Medical Group, Inc.*^                           112,476        2,825,397
                                                                 --------------
                                                                     76,710,445
                                                                 --------------
Health Care Providers & Services (1.0%)
HEALTHSOUTH Corp.*^                                  1,796,500        9,072,325
                                                                 --------------
Pharmaceuticals (0.8%)
Barr Pharmaceuticals, Inc.*                            194,051        8,039,533
                                                                 --------------
Total Health Care                                                    98,761,267
                                                                 --------------
Industrials (17.2%)
Aerospace & Defense (2.7%)
Empresa Brasileira de Aeronautica S.A. (ADR)^          983,300       25,959,120
                                                                 --------------
Air Freight & Logistics (1.0%)
CNF, Inc.                                              241,700        9,907,283
                                                                 --------------
Airlines (2.9%)
Ryanair Holdings plc (ADR)*^                           374,000       10,920,800
Southwest Airlines Co.                                 563,900        7,680,318
Westjet Airlines Ltd.*                                 899,600        9,347,509
                                                                 --------------
                                                                     27,948,627
                                                                 --------------
Commercial Services & Supplies (8.8%)
ARAMARK Corp., Class B^                                319,100        7,703,074
Career Education Corp.*^                               807,537       22,958,277
Cendant Corp.                                        1,207,100       26,073,360
R.R. Donnelley & Sons Co. (New York Exchange)          531,861       16,657,887

R.R. Donnelley & Sons Co. (Toronto Exchange)            77,301        2,398,038
Strayer Education, Inc.                                 19,000        2,185,190
Universal Technical Institute, Inc.*^                  255,640        7,715,215
                                                                 --------------
                                                                     85,691,041
                                                                 --------------
Construction & Engineering (0.8%)
Fluor Corp.                                            179,100        7,973,532
                                                                 --------------
Machinery (0.9%)
AGCO Corp.*                                             99,100        2,241,642
Pentair, Inc.                                          191,700        6,692,247
                                                                 --------------
                                                                      8,933,889
                                                                 --------------
Road & Rail (0.1%)
Norfolk Southern Corp.                                  36,100        1,073,614
                                                                 --------------
Total Industrials                                                   167,487,106
                                                                 --------------
Information Technology (4.2%)
Communications Equipment (0.2%)
Research In Motion Ltd.*                                28,300        2,160,422
                                                                 --------------
Electronic Equipment & Instruments (1.5%)
Symbol Technologies, Inc.                            1,154,600       14,594,144
                                                                 --------------
Internet Software & Services (0.8%)
CNET Networks, Inc.*                                   878,432        8,037,653
                                                                 --------------
IT Services (1.1%)
BearingPoint, Inc.*^                                 1,144,800       10,234,512
                                                                 --------------
Software (0.6%)
NAVTEQ Corp.*                                          128,100        4,565,484
VERITAS Software Corp.*                                 49,709          884,820
                                                                 --------------
                                                                      5,450,304
                                                                 --------------
Total Information Technology                                         40,477,035
                                                                 --------------
Materials (11.9%)
Chemicals (5.3%)
Agrium, Inc.(New York Exchange)                        430,800        7,651,008
Agrium, Inc.(Toronto Exchange)                             700           12,418
IMC Global, Inc.*^                                     165,000        2,869,350
Lyondell Chemical Co.^                                 735,000       16,508,100
Monsanto Co.                                           285,000       10,379,700
Olin Corp.^                                            166,600        3,332,000
Potash Corp. of Saskatchewan, Inc.                     160,800       10,317,638
                                                                 --------------
                                                                     51,070,214
                                                                 --------------
Containers & Packaging (0.9%)
Pactiv Corp.*                                          387,800        9,016,350
                                                                 --------------
Metals & Mining (5.7%)
Alcan, Inc. (New York Exchange)                        124,200        5,936,760
Alcan, Inc. (Toronto Exchange)                          31,000        1,481,964
Freeport-McMoRan Copper & Gold, Inc., Class B^         358,200       14,507,100
Harmony Gold Mining Co., Ltd. (ADR)                    375,100        5,108,862
Newmont Mining Corp.                                   346,100       15,757,933
Nucor Corp.                                             29,200        2,668,004
Peabody Energy Corp.^                                  172,200       10,245,900
                                                                 --------------
                                                                     55,706,523
                                                                 --------------
Total Materials                                                     115,793,087
                                                                 --------------

Telecommunication Services (12.8%)
Diversified Telecommunication Services (3.5%)
Citizens Communications Co.                          2,395,349       32,073,723
Telewest Global, Inc.*                                 199,700        2,320,514
                                                                 --------------
                                                                     34,394,237
                                                                 --------------
Wireless Telecommunication Services (9.3%)
American Tower Corp., Class A*^                      1,081,590       16,602,407
Nextel Communications, Inc., Class A*                2,378,500       56,703,440
Spectrasite, Inc.*^                                    370,100       17,209,650
                                                                 --------------
                                                                     90,515,497
                                                                 --------------
Total Telecommunication Services                                    124,909,734
                                                                 --------------
Total Common Stocks (93.8%)
   (Cost $821,385,549)                                              912,927,976
                                                                 --------------

                                                    Principal
                                                      Amount
                                                   -----------
SHORT-TERM DEBT SECURITIES:
Repurchase Agreement (5.8%)
JPMorgan Securities, Inc., 1.50%
   dated 9/30/04, due
   10/1/04, to be repurchased at $57,002,375,
   collateralized by $57,519,000 of Federal
   National Mortgage Association
   (Discount Notes)
   due 3/16/05                                     $57,000,000       57,000,000
                                                                 --------------
Short-Term Investments of Cash Collateral
   for Securities Loaned (22.3%)
Cantor Fitzgerald
Securities
   1.950%, 10/1/04                                  45,000,000       45,000,000
Deutsche Bank NY
   1.975%, 2/22/05 (l)                               5,001,750        5,001,750
General Electric Capital Corp.
   1.979%, 5/12/06 (l)                               5,021,489        5,021,489
General Electric Co.
   1.647%, 10/24/05 (l)                              5,003,871        5,003,871
Giro Balanced Funding Corp.
   1.762%, 10/15/04                                  9,985,822        9,985,822
Goldman Sachs Group LP
   2.055%, 12/8/04 (l)                               4,000,000        4,000,000
Grampian Funding LLC
   1.880%, 10/1/04                                   9,999,478        9,999,478
Household Finance Corp.
   1.831%, 10/7/04                                   9,992,375        9,992,375
ING U.S. Funding LLC
   1.810%, 11/19/04                                 10,000,000       10,000,000
Lehman Brothers, Inc.
   1.895%, 10/1/04                                  19,355,000       19,355,000
Monumental Global Funding II
   1.656%, 2/11/05 (l)                              10,007,023       10,007,023
   1.617%, 7/6/05 (l)                                5,000,633        5,000,633
Morgan Stanley & Co.
   2.055%, 9/30/05 (l)                               7,500,000        7,500,000
New York Life Insurance Co.
   1.760%, 12/31/04 (l)                              8,000,000        8,000,000
Nomura Securities
   1.945%, 10/1/04                                  25,000,000       25,000,000
Nordeutsche Landesbank NY
   1.855%, 3/30/06 (l)                              19,979,490       19,979,490
Westdeutsche Landesbank NY
   1.840%, 6/22/05 (l)                              17,992,743       17,992,743
                                                                 --------------
                                                                    216,839,674
                                                                 ==============

Time Deposit (0.1%)
JPMorgan Chase Nassau,
1.26%, 10/1/04                                         869,202          869,202
                                                                 --------------
Total Short-Term Debt Securities (28.2%)
   (Amortized Cost $274,708,876)                                    274,708,876
                                                                 --------------

Total Investments (122.0%)
   (Cost/Amortized Cost $1,096,094,425)                           1,187,636,852
Other Assets Less Liabilities (-22.0%)                             (214,527,828)
                                                                 --------------
Net Assets (100%)                                                $  973,109,024
                                                                 ==============

----------
*    Non-income producing.
^    All, or a portion of security out on loan (See Note 1).
+ Securities (totalling $11,564,974 or 1.19% of net assets) valued at fair value.
(b)  Illiquid security.
(l)  Floating Rate Security. Rate disclosed is as of September 30, 2004.

     Glossary:
     ADR - American Depositary Receipt
     REIT - Real Estate Investment Trust

Investment security transactions for the nine months ended September 30, 2004 were as follows:

Cost of purchases:                                               $  922,310,772
Stocks and long-term corporate debt securities
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities                      783,831,808

As of September 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation                          $  120,804,773
Aggregate gross unrealized depreciation                             (32,596,207)
                                                                 --------------
Net unrealized appreciation                                      $   88,208,566
                                                                 ==============

Federal income tax cost of investments                           $1,099,428,286
                                                                 ==============

At September 30, 2004, the Portfolio had loaned securities with a total value of $213,041,046. This was secured by collateral of $216,839,674 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

                     See Notes to Portfolio of Investments.

EQ ADVISORS TRUST
EQ/FI SMALL/MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2004 (Unaudited)

                                                    Number of         Value
                                                      Shares        (Note 1)
                                                   -----------   --------------
COMMON STOCKS:
Consumer Discretionary (13.3%)
Auto Components (0.5%)
Keystone Automotive Industries, Inc.*^                 289,400   $    6,366,800
                                                                 --------------
Automobiles (0.0%)
Monaco Coach Corp.                                      15,900          344,235
                                                                 --------------
Distributors (0.6%)
Advanced Marketing Services, Inc.^                     149,600        1,614,184
Beacon Roofing Supply, Inc.*^                          160,522        2,632,561
LKQ Corp.*^                                            180,598        3,299,525
                                                                 --------------
                                                                      7,546,270
                                                                 --------------
Hotels, Restaurants & Leisure (3.4%)
AFC Enterprises, Inc.*^                                258,300        5,625,774
Ambassadors Group, Inc.^                               104,283        2,815,641
Brinker International, Inc.*                            67,360        2,098,264
Buca, Inc.*^                                            48,401          205,221
Caesars Entertainment, Inc.*                            90,400        1,509,680
Carnival Corp.                                          21,100          997,819
Harrah's Entertainment, Inc.                            46,700        2,474,166
Hilton Hotels Corp.                                    116,700        2,198,628
Mandalay Resort Group                                   45,620        3,131,813
Outback Steakhouse, Inc.                               124,500        5,170,485
Penn National Gaming, Inc.*                             85,000        3,434,000
Royal Caribbean Cruises Ltd.^                          165,760        7,227,136
Wendy's International, Inc.                            104,700        3,517,920
Yum! Brands, Inc.*                                      79,120        3,217,019
                                                                 --------------
                                                                     43,623,566
                                                                 --------------
Household Durables (1.2%)
Jarden Corp.*^                                         234,800        8,567,852
Newell Rubbermaid, Inc.                                203,800        4,084,152
Yankee Candle Co., Inc.*^                               87,100        2,522,416
                                                                 --------------
                                                                     15,174,420
                                                                 --------------
Leisure Equipment & Products (0.8%)
Brunswick Corp.                                        110,000        5,033,600
K2, Inc.*^                                             119,700        1,712,907
RC2 Corp.*                                             101,296        3,332,638
                                                                 --------------
                                                                     10,079,145
                                                                 --------------
Media (1.2%)
Clear Channel Communications, Inc.                      75,280        2,346,478
Cumulus Media, Inc., Class A*^                          24,140          347,375
Dex Media, Inc.*                                         4,600           97,382
E.W. Scripps Co., Class A                               35,400        1,691,412
Emmis Communications Corp., Class A*^                  114,326        2,064,727
Reader's Digest Association, Inc. (Non-Voting)^        240,900        3,514,731
Time Warner, Inc.*                                     188,700        3,045,618
Viacom, Inc., Class B                                   49,400        1,657,864
                                                                 --------------
                                                                     14,765,587
                                                                 --------------
Multiline Retail (0.7%)
Big Lots, Inc.*^                                       282,520        3,455,220
Nordstrom, Inc.                                        134,190        5,131,425
                                                                 --------------
                                                                      8,586,645
                                                                 --------------

Specialty Retail (3.2%)
Asbury Automotive Group, Inc.*^                         89,300        1,205,550
Autonation, Inc.*                                      102,400        1,748,992
Big 5 Sporting Goods Corp.*                            256,800        5,855,040
Circuit City Stores, Inc.                               82,100        1,259,414
Foot Locker, Inc.                                       43,500        1,030,950
Group 1 Automotive, Inc.*^                              21,500          586,520
Limited Brands                                          78,540        1,750,657
Lithia Motors, Inc.^                                   100,206        2,130,380
Men's Wearhouse, Inc.*^                                 90,300        2,623,215
Office Depot, Inc.*                                     93,400        1,403,802
Pep Boys Manny, Moe & Jack                             259,300        3,630,200
Pier 1 Imports, Inc.^                                   96,800        1,750,144
Pomeroy IT Solutions, Inc.*                             80,384        1,017,661
Regis Corp.                                            110,500        4,444,310
Select Comfort Corp.*^                                   7,900          143,780
Sherwin-Williams Co.                                    17,950          789,082
Stage Stores, Inc.*^                                    38,900        1,331,158
Toys R US, Inc.*                                       156,200        2,770,988
United Auto Group, Inc.^                               103,700        2,601,833
Whitehall Jewelers, Inc.*^                             402,900        3,235,287
                                                                 --------------
                                                                     41,308,963
                                                                 --------------
Textiles, Apparel & Luxury Goods (1.7%)
Liz Claiborne, Inc.                                    144,600        5,454,312
Oxford Industries, Inc.                                 60,000        2,235,000
Polo Ralph Lauren Corp.                                 59,880        2,177,835
Skechers U.S.A., Inc., Class A*^                       228,900        3,323,628
Timberland Co., Class A*                                25,500        1,448,400
Warnaco Group, Inc.*^                                  293,090        6,515,391
                                                                 --------------
                                                                     21,154,566
                                                                 --------------
Total Consumer Discretionary                                        168,950,197
                                                                 --------------
Consumer Staples (1.3%)
Food & Staples Retailing (1.2%)
BJ's Wholesale Club, Inc.*^                            343,700        9,396,758
Safeway, Inc.*                                         314,140        6,066,043
                                                                 --------------
                                                                     15,462,801
                                                                 --------------
Food Products (0.1%)
Bunge Ltd.                                               2,300           91,954
Dean Foods Co.*                                         38,910        1,168,078
Hormel Foods Corp.                                      15,770          422,321
                                                                 --------------
                                                                      1,682,353
                                                                 --------------
Total Consumer Staples                                               17,145,154
                                                                 --------------
Energy (7.8%)
Energy Equipment & Services (5.6%)
Baker Hughes, Inc.                                     139,090        6,081,015
BJ Services Co.                                         96,000        5,031,360
Cooper Cameron Corp.*                                  111,310        6,104,240
ENSCO International, Inc.                               48,900        1,597,563
FMC Technologies, Inc.*                                 68,300        2,281,220
GlobalSantaFe Corp.                                     29,100          891,915
Grant Prideco, Inc.*                                   216,700        4,440,183
Halliburton Co.                                         45,800        1,543,002
Helmerich & Payne, Inc.                                127,100        3,646,499
Hydril Co.*^                                            86,800        3,728,060
Nabors Industries Ltd.*                                 69,600        3,295,560
National-Oilwell, Inc.*^                               148,400        4,876,424
Noble Corp.*                                           113,000        5,079,350

Oceaneering International, Inc.*^                       81,800        3,013,512
Oil States International, Inc.*                        227,200        4,248,640
Pride International, Inc.*                              95,400        1,887,966
Smith International, Inc.*                               3,000          182,190
Tenaris S.A. (ADR)^                                     26,600        1,212,694
Transocean, Inc.*                                       99,000        3,542,220
Unit Corp.*                                             87,900        3,083,532
Varco International, Inc.*                             194,280        5,210,590
Weatherford International Ltd.*                          8,700          443,874
                                                                 --------------
                                                                     71,421,609
                                                                 --------------
Oil & Gas (2.2%)
Ashland, Inc.                                           96,000        5,383,680
Encore Acquisition Co.*^                                91,500        3,156,750
Houston Exploration Co.*                                46,100        2,736,035
Patina Oil & Gas Corp.                                  94,900        2,806,193
Petroleum Development Corp.*^                          121,400        5,319,748
Premcor, Inc.*                                          71,900        2,768,150
Valero Energy Corp.                                     36,290        2,910,821
World Fuel Services Corp.^                              66,100        2,366,380
                                                                 --------------
                                                                     27,447,757
                                                                 --------------
Total Energy                                                         98,869,366
                                                                 --------------
Financials (16.5%)
Capital Markets (1.3%)
Bank of New York Co., Inc.                               5,300          154,601
Charles Schwab Corp.                                   131,800        1,211,242
Janus Capital Group, Inc.                              166,960        2,272,325
Lehman Brothers Holdings, Inc.                          41,600        3,316,352
Merrill Lynch & Co., Inc.                               82,600        4,106,872
Nuveen Investments, Inc., Class A^                      90,600        2,681,760
State Street Corp.                                       7,600          324,596
Waddell & Reed Financial, Inc.^                        112,800        2,481,600
                                                                 --------------
                                                                     16,549,348
                                                                 --------------
Commercial Banks (3.0%)
Bank of America Corp.                                   83,198        3,604,969
Banknorth Group, Inc.^                                  41,000        1,435,000
Center Financial Corp.^                                107,500        2,044,650
EuroBancshares, Inc.*                                  198,846        3,696,547
Hanmi Financial Corp.^                                 166,322        5,022,925
Hibernia Corp., Class A                                 19,600          517,636
IBERIABANK Corp.                                        11,592          669,090
Independent Bank Corp./MA                                7,876          243,447
Nara Bancorp, Inc.^                                    226,308        4,560,106
North Fork Bancorp, Inc.                                16,800          746,760
Old Second Bancorp, Inc.                                 9,900          276,903
Prosperity Bancshares, Inc.^                            67,189        1,795,290
Southwest Bancorp, Inc./OK                               1,700           37,485
Umpqua Holdings Corp.                                  124,400        2,806,464
UnionBanCal Corp.                                       66,560        3,941,018
Wachovia Corp.                                         113,530        5,330,234
Wilshire Bancorp, Inc.*^                                21,400          645,852
Zions Bancorp                                           13,700          836,248
                                                                 --------------
                                                                     38,210,624
                                                                 --------------
Consumer Finance (0.4%)
MBNA Corp.                                             139,100        3,505,320
Rewards Network, Inc.*^                                  5,800           38,686
Student Loan Corp.^                                      9,600        1,360,800
                                                                 --------------
                                                                      4,904,806
                                                                 --------------

Diversified Financial Services (0.1%)
Citigroup, Inc.                                         26,700        1,178,004
                                                                 --------------
Insurance (6.7%)
Aflac, Inc.                                             62,020        2,431,804
Ambac Financial Group, Inc.                             64,100        5,124,795
Berkshire Hathaway, Inc., Class A*                          57        4,939,050
Fidelity National Financial, Inc.                      284,200       10,828,020
HCC Insurance Holdings, Inc.^                           73,000        2,200,950
Hilb, Rogal & Hobbs Co.^                               177,700        6,436,294
IPC Holdings Ltd.                                       50,996        1,938,358
LandAmerica Financial Group, Inc.^                      62,700        2,852,850
Marsh & McLennan Cos., Inc.                             69,300        3,171,168
MBIA, Inc.                                              90,700        5,279,647
Metlife, Inc.                                           99,100        3,830,215
Montpelier Reinsurance Holdings Ltd.                   120,800        4,430,944
Philadelphia Consolidated Holdings Corp.*^             167,500        9,232,600
Protective Life Corp.                                   69,300        2,724,183
Reinsurance Group of America, Inc.^                    115,900        4,775,080
Scottish Annuity & Life Holdings Ltd.^                  54,550        1,154,824
St. Paul Travelers Cos., Inc.                          138,075        4,564,759
Stancorp Financial Group, Inc.^                         67,500        4,806,000
Triad Guaranty, Inc.*^                                  20,600        1,142,888
Universal American Financial Corp.*                    120,300        1,555,479
USI Holdings Corp.*^                                   149,800        2,044,770
                                                                 --------------
                                                                     85,464,678
                                                                 --------------
Real Estate (2.3%)
Alexandria Real Estate Equities, Inc. (REIT)            40,200        2,641,944
Apartment Investment & Management Co. (REIT)            55,540        1,931,681
Boston Properties, Inc. (REIT)                          36,900        2,043,891
CenterPoint Properties Trust (REIT)                     74,820        3,260,656
Cornerstone Realty Income Trust, Inc. (REIT)^           60,400          589,504
Duke Realty Corp. (REIT)                                92,220        3,061,704
Equity Residential Properties Trust (REIT)              64,500        1,999,500
General Growth Properties, Inc. (REIT)                  74,600        2,312,600
Public Storage, Inc. (REIT)                             46,100        2,284,255
Reckson Associates Realty Corp. (REIT)                  96,000        2,760,000
Simon Property Group, Inc. (REIT)                       48,800        2,617,144
Vornado Realty Trust (REIT)                             55,400        3,472,472
                                                                 --------------
                                                                     28,975,351
                                                                 --------------
Thrifts & Mortgage Finance (2.7%)
Bank Mutual Corp.^                                     418,200        5,018,400
Countrywide Financial Corp.                            155,330        6,118,449
Fannie Mae                                              30,900        1,959,060
Farmer Mac, Class C*                                   225,100        4,994,969
Flushing Financial Corp.^                               28,600          543,686
Freddie Mac^                                            27,200        1,774,528
Harbor Florida Bancshares, Inc.^                        93,800        2,917,180
KNBT Bancorp, Inc.^                                    139,900        2,355,916
NetBank, Inc.^                                         252,700        2,529,527
Provident Financial Services, Inc.^                    139,300        2,402,925
Sterling Financial Corp./WA*                            27,900          983,196
W Holding Co., Inc.^                                   190,925        3,627,575
                                                                 --------------
                                                                     35,225,411
                                                                 --------------
Total Financials                                                    210,508,222
                                                                 --------------
Health Care (12.2%)
Biotechnology (0.5%)
CSL Ltd.                                                81,042        1,667,159

Invitrogen Corp.*^                                      65,400        3,596,346
Millennium Pharmaceuticals, Inc.*                       97,080        1,330,967
                                                                 --------------
                                                                      6,594,472
                                                                 --------------
Health Care Equipment & Supplies (3.4%)
Bausch & Lomb, Inc.                                      8,150          541,567
Baxter International, Inc.                             304,270        9,785,323
Becton, Dickinson & Co.                                 41,940        2,168,298
Dade Behring Holdings, Inc.*^                          142,810        7,957,088
Fisher Scientific International, Inc.*^                340,369       19,853,724
Nutraceutical International Corp.*                     200,230        2,821,241
                                                                 --------------
                                                                     43,127,241
                                                                 --------------
Health Care Providers & Services (7.6%)
Accredo Health, Inc.*                                   44,100        1,039,437
AMERIGROUP Corp.*^                                      62,300        3,504,375
AmerisourceBergen Corp.                                 46,100        2,476,031
Amsurg Corp.*                                           45,500          963,690
Centene Corp.*^                                        195,200        8,311,616
Community Health Systems, Inc.*                        158,100        4,218,108
Corvel Corp.*^                                          74,214        2,202,672
Coventry Health Care, Inc.*                             95,600        5,102,172
DaVita, Inc.*                                          173,700        5,410,755
Hanger Orthopedic Group, Inc.*^                         67,927          340,314
HCA, Inc.                                              147,780        5,637,807
Laboratory Corp. of America Holdings*                   49,320        2,156,270
Mariner Health Care, Inc.*^                            190,400        5,333,104
McKesson Corp.                                         110,600        2,836,890
Molina Healthcare, Inc.*^                              162,040        5,752,420
Omnicare, Inc.                                         177,600        5,036,736
PacifiCare Health Systems, Inc.*^                       25,600          939,520
PDI, Inc.*^                                              4,000          107,960
Pediatrix Medical Group, Inc.*^                         66,200        3,631,070
Per-Se Technologies, Inc.*^                             62,000          850,640
Pharmaceutical Product Development, Inc.*               12,500          450,000
Quest Diagnostics, Inc.                                 56,960        5,025,011
Renal Care Group, Inc.*                                280,035        9,025,528
Triad Hospitals, Inc.*                                 102,240        3,521,146
Universal Health Services, Inc., Class B^              140,580        6,115,230
WebMD Corp.*^                                          272,700        1,897,992
WellChoice, Inc.*                                      133,600        4,987,288
                                                                 --------------
                                                                     96,873,782
                                                                 --------------
Pharmaceuticals (0.7%)
Inkine Pharmaceutical Co.*^                            602,600        3,061,208
Schering-Plough Corp.                                  297,360        5,667,681
Wyeth                                                   18,000          673,200
                                                                 --------------
                                                                      9,402,089
                                                                 --------------
Total Health Care                                                   155,997,584
                                                                 --------------
Industrials (14.5%)
Aerospace & Defense (3.5%)
Alliant Techsystems, Inc.*                             176,300       10,666,150
Bombardier, Inc., Class B                               83,800          243,858
DRS Technologies, Inc.*^                               129,100        4,833,504
European Aeronautic Defence & Space Co.                121,380        3,215,582
GenCorp, Inc.^                                         127,900        1,733,045
Goodrich Corp.                                         102,400        3,211,264
Honeywell International, Inc.                           85,700        3,073,202
Lockheed Martin Corp.                                   32,620        1,819,544
Precision Castparts Corp.                              157,605        9,464,180
Raytheon Co.                                            32,500        1,234,350

SI International, Inc.*^                               169,700        3,718,127
United Defense Industries, Inc.*                        47,000        1,879,530
                                                                 --------------
                                                                     45,092,336
                                                                 --------------
Air Freight & Logistics (0.7%)
CNF, Inc.                                               97,300        3,988,327
Pacer International, Inc.*                             217,972        3,574,741
Ryder System, Inc.                                      27,500        1,293,600
                                                                 --------------
                                                                      8,856,668
                                                                 --------------
Airlines (0.3%)
ExpressJet Holdings, Inc.*^                             93,600          936,936
Pinnacle Airlines Corp.*^                              123,765        1,250,026
Ryanair Holdings plc (ADR)*^                            53,890        1,573,588
                                                                 --------------
                                                                      3,760,550
                                                                 --------------
Building Products (0.7%)
American Standard Cos., Inc.*                            3,780          147,080
Masco Corp.                                            200,700        6,930,171
Quixote Corp.^                                          84,300        1,625,304
                                                                 --------------
                                                                      8,702,555
                                                                 --------------
Commercial Services & Supplies (2.5%)
ARAMARK Corp., Class B                                  46,100        1,112,854
Central Parking Corp.^                                   9,000          118,980
Corinthian Colleges, Inc.*^                             92,000        1,240,160
Corrections Corp. of America*^                         346,400       12,248,704
CoStar Group, Inc.*^                                     4,800          236,112
Geo Group, Inc.*                                       304,210        6,221,095
John H. Harland Co.^                                    23,900          749,265
Manpower, Inc.                                          58,960        2,623,130
Steelcase, Inc., Class A^                              149,900        2,098,600
Waste Connections, Inc.*                               110,725        3,507,768
West Corp.*^                                            79,700        2,321,661
                                                                 --------------
                                                                     32,478,329
                                                                 --------------
Construction & Engineering (2.2%)
Chicago Bridge & Iron Co., N.V. (N.Y. Shares)          166,200        4,984,338
Dycom Industries, Inc.*^                               101,940        2,894,077
EMCOR Group, Inc.*^                                     16,400          616,968
Fluor Corp.                                            270,900       12,060,468
Granite Construction, Inc.^                             29,600          707,440
Jacobs Engineering Group, Inc.*^                       101,600        3,890,264
URS Corp.*^                                             99,800        2,662,664
                                                                 --------------
                                                                     27,816,219
                                                                 --------------
Electrical Equipment (0.2%)
Ametek, Inc.                                             9,000          272,880
Genlyte Group, Inc.*                                    41,100        2,646,429
Smith (A.O.) Corp.^                                      6,730          163,875
                                                                 --------------
                                                                      3,083,184
                                                                 --------------
Industrial Conglomerates (0.6%)
Textron, Inc.                                           66,620        4,281,667
Tyco International Ltd.                                111,960        3,432,694
                                                                 --------------
                                                                      7,714,361
                                                                 --------------
Machinery (3.1%)
AGCO Corp.*^                                           198,400        4,487,808
Albany International Corp.^                            151,000        4,501,310
Crane Co.                                               65,100        1,882,692
Eaton Corp.                                             32,800        2,079,848
Gardner Denver, Inc.*                                   89,700        2,473,029
Harsco Corp.                                            87,800        3,942,220
JLG Industries, Inc.^                                  104,300        1,752,240
Kennametal, Inc.                                       154,000        6,953,100
Oshkosh Truck Corp.                                     48,100        2,744,586

SPX Corp.^                                              74,030        2,620,662
Terex Corp.*                                            18,810          816,354
Wabash National Corp.*                                 106,000        2,911,820
Watts Water Technologies, Inc., Class A                 68,000        1,825,800
                                                                 --------------
                                                                     38,991,469
                                                                 --------------
Road & Rail (0.5%)
Canadian National Railway Co.                           69,300        3,381,840
CSX Corp.                                              101,000        3,353,200
                                                                 --------------
                                                                      6,735,040
                                                                 --------------
Trading Companies & Distributors (0.2%)
Grainger (W.W.), Inc.                                   33,760        1,946,264
                                                                 --------------
Total Industrials                                                   185,176,975
                                                                 --------------
Information Technology (15.7%)
Communications Equipment (0.9%)
Alcatel S.A. (ADR)*^                                   203,900        2,391,747
Andrew Corp.*^                                         166,000        2,031,840
Emulex Corp.*^                                         191,900        2,210,688
Motorola, Inc.                                         280,000        5,051,200
                                                                 --------------
                                                                     11,685,475
                                                                 --------------
Computers & Peripherals (2.5%)
Dell, Inc.*                                              9,650          343,540
Maxtor Corp.*                                          751,870        3,909,724
NCR Corp.*                                             129,660        6,429,839
Seagate Technology*^                                   400,700        5,417,464
Storage Technology Corp.*                              237,200        5,991,672
Unova, Inc.*^                                          185,000        2,599,250
Western Digital Corp.*                                 829,880        7,294,645
                                                                 --------------
                                                                     31,986,134
                                                                 --------------
Electronic Equipment & Instruments (3.6%)
Arrow Electronics, Inc.*                               185,670        4,192,429
Avnet, Inc.*                                           354,880        6,075,546
Celestica, Inc.*                                       506,400        6,431,280
Flextronics International Ltd.*                        714,870        9,472,027
Ingram Micro, Inc., Class A*                           100,000        1,610,000
Measurement Specialties, Inc.*^                        248,400        6,172,740
Mettler-Toledo International, Inc.*                    115,535        5,455,563
Solectron Corp.*                                       221,500        1,096,425
Symbol Technologies, Inc.                              381,860        4,826,710
Thermo Electron Corp.*                                  38,060        1,028,381
                                                                 --------------
                                                                     46,361,101
                                                                 --------------
Internet Software & Services (1.0%)
Bankrate, Inc.*^                                       244,591        2,749,203
j2 Global Communications, Inc.*^                       195,300        6,169,527
McAfee, Inc.*^                                         220,000        4,422,000
                                                                 --------------
                                                                     13,340,730
                                                                 --------------
IT Services (4.2%)
Affiliated Computer Services, Inc., Class A*           289,870       16,137,063
Anteon International Corp.*                             71,800        2,631,470
BearingPoint, Inc.*                                    300,540        2,686,828
BISYS Group, Inc.*                                     403,400        5,893,674
CACI International, Inc., Class A*                      49,922        2,634,883
Ceridian Corp.*                                        440,640        8,112,182
Certegy, Inc.                                           22,600          840,946
Computer Sciences Corp.*                               183,500        8,642,850
DST Systems, Inc.*^                                     59,000        2,623,730
Kanbay International, Inc.*                            134,978        2,869,632
                                                                 --------------
                                                                     53,073,258
                                                                 --------------

Office Electronics (0.7%)
Xerox Corp.*                                           678,300        9,550,464
                                                                 --------------
Semiconductors & Semiconductor Equipment (1.2%)
Agere Systems, Inc., Class A*^                         379,300          398,265
Agere Systems, Inc., Class B*                          713,100          727,362
AMIS Holdings, Inc.*^                                   22,480          303,930
ATMI, Inc.*^                                             2,900           59,392
Fairchild Semiconductor International, Inc.,
   Class A*                                             83,830        1,187,871
Intersil Corp., Class A                                154,600        2,462,778
National Semiconductor Corp.*                          112,900        1,748,821
Novellus Systems, Inc.*                                 85,160        2,264,404
NVIDIA Corp.*                                          208,553        3,028,190
Sirf Technology Holdings, Inc.*                        181,200        2,578,476
                                                                 --------------
                                                                     14,759,489
                                                                 --------------
Software (1.6%)
Blackbaud, Inc.*^                                      291,100        2,852,780
Borland Software Corp.*^                               226,100        1,887,935
Cadence Design Systems, Inc.*^                         201,780        2,631,211
Dynamics Research Corp.*                                50,151          824,482
Moldflow Corp.*                                         36,901          442,812
PeopleSoft, Inc.*                                       69,600        1,381,560
Pervasive Software, Inc.*^                             339,368        2,032,814
Quest Software, Inc.*^                                 128,900        1,433,368
Secure Computing Corp.*                                 74,123          562,594
Siebel Systems, Inc.*                                  149,100        1,124,214
Sybase, Inc.*                                           79,000        1,089,410
Talx Corp.^                                             91,639        2,115,945
VERITAS Software Corp.*                                 82,000        1,459,600
                                                                 --------------
                                                                     19,838,725
                                                                 --------------
Total Information Technology                                        200,595,376
                                                                 --------------
Materials (6.2%)
Chemicals (2.0%)
Albemarle Corp.^                                        49,250        1,728,182
Crompton Corp.^                                        110,500        1,048,645
Dow Chemical Co.                                        47,500        2,146,050
Ferro Corp.^                                           119,700        2,610,657
Georgia Gulf Corp.^                                     37,000        1,649,830
Great Lakes Chemical Corp.^                            106,580        2,728,448
Lyondell Chemical Co.^                                 240,800        5,408,368
NOVA Chemicals Corp.^                                   67,900        2,627,730
Olin Corp.^                                             61,100        1,222,000
Omnova Solutions, Inc.*^                               275,900        1,663,677
PolyOne Corp.*                                         314,900        2,368,048
                                                                 --------------
                                                                     25,201,635
                                                                 --------------
Construction Materials (0.1%)
Martin Marietta Materials, Inc.                         40,000        1,810,800
                                                                 --------------
Containers & Packaging (0.8%)
Anchor Glass Container Corp.^                           87,276          716,536
Owens-Illinois, Inc.*                                  365,300        5,844,800
Packaging Corp. of America                             128,700        3,149,289
Smurfit-Stone Container Corp.*                          44,400          860,028
                                                                 --------------
                                                                     10,570,653
                                                                 --------------

Metals & Mining (2.8%)
Agnico-Eagle Mines Ltd.^                               137,000        1,956,360
Alcan, Inc. (New York Exchange)                        160,640        7,678,592
Alcan, Inc. (Toronto Exchange)                           6,490          310,256
Alcoa, Inc.                                            213,300        7,164,747
Gerdau SA (Preference) (Sponsored ADR)^                 56,200          918,870
IPSCO, Inc.                                             59,870        1,679,354
Newmont Mining Corp.                                    64,300        2,927,579
Nucor Corp.                                             74,780        6,832,649
Phelps Dodge Corp.                                      30,900        2,843,727
Steel Dynamics, Inc.^                                   73,400        2,834,708
                                                                 --------------
                                                                     35,146,842
                                                                 --------------
Paper & Forest Products (0.5%)
Aracruz Celulose S.A. (ADR)^                            26,800          887,616
Bowater, Inc.^                                          28,700        1,096,053
International Paper Co.                                 37,100        1,499,211
MeadWestvaco Corp.                                      88,700        2,829,530
                                                                 --------------
                                                                      6,312,410
                                                                 --------------
Total Materials                                                      79,042,340
                                                                 --------------
Telecommunication Services (2.5%)
Diversified Telecommunication Services (1.2%)
BellSouth Corp.                                        101,900        2,763,528
CenturyTel, Inc.                                        58,100        1,989,344
Citizens Communications Co.                            289,800        3,880,422
SBC Communications, Inc.                                96,400        2,501,580
TELUS Corp.                                              1,500           29,038
TELUS Corp. (Non-Voting)                                50,960          979,961
Verizon Communications, Inc.                            84,400        3,323,672
                                                                 --------------
                                                                     15,467,545
                                                                 --------------
Wireless Telecommunication Services (1.3%)
American Tower Corp., Class A*^                        261,600        4,015,560
NII Holdings, Inc.*^                                   188,200        7,755,722
Spectrasite, Inc.*^                                     87,800        4,082,700
Wireless Facilities, Inc.*                             127,200          886,584
                                                                 --------------
                                                                     16,740,566
                                                                 --------------
Total Telecommunication Services                                     32,208,111
                                                                 --------------
Utilities (2.8%)
Electric Utilities (2.4%)
Edison International, Inc.                             184,920        4,902,229
Entergy Corp.                                           77,780        4,714,246
Exelon Corp.                                            75,000        2,751,750
PG&E Corp.*                                            149,140        4,533,856
PPL Corp.                                               97,220        4,586,840
TXU Corp.                                              148,000        7,092,160
Westar Energy, Inc.                                     86,500        1,747,300
                                                                 --------------
                                                                     30,328,381
                                                                 --------------
Multi-Utilities & Unregulated Power (0.4%)
AES Corp.*                                             230,100        2,298,699
NRG Energy, Inc.*                                      104,600        2,817,924
                                                                 --------------
                                                                      5,116,623
                                                                 --------------
Total Utilities                                                      35,445,004
                                                                 --------------

Total Common Stocks (92.8%)
(Cost $1,089,970,917)                                             1,183,938,329
                                                                 --------------
CONVERTIBLE PREFERRED STOCKS:
Consumer Discretionary (0.0%)
Hotels, Restaurants & Leisure (0.0%)
Six Flags, Inc.,
   7.25%, 8/15/09^                                      22,200          457,320
                                                                 --------------
Financials (0.0%)
Insurance (0.0%)
Hartford Financial Services Group, Inc.,
   6.00%, 11/26/06                                       9,400          559,300
                                                                 --------------
Health Care (0.2%)
Health Care Equipment & Supplies (0.2%)
Baxter International, Inc.,
   7.00%, 2/16/06^                                      36,200        1,945,750
                                                                 --------------
Materials (0.2%)
Containers & Packaging (0.2%)
Owens-Illinois, Inc.,
   4.75%, 12/31/49^                                     61,300        2,145,500
                                                                 --------------
Utilities (0.3%)
Gas Utilities (0.1%)
KeySpan Corp.,
   8.75%, 5/16/05                                       31,700        1,680,100
                                                                 --------------
Multi-Utilities & Unregulated Power (0.2%)
Dominion Resources, Inc.,
   8.75%, 5/15/06^                                      36,900        1,996,290
                                                                 --------------
Total Utilities                                                       3,676,390
                                                                 --------------
Total Convertible Preferred Stocks (0.7%)
   (Cost $8,362,979)                                                  8,784,260
                                                                 --------------
                                                    Principal
                                                      Amount
                                                   -----------
LONG-TERM DEBT SECURITIES:
Consumer Discretionary (0.0%)
Leisure Equipment & Products (0.0%)
K2, Inc.
   7.375%, 7/1/14 (b)^                             $    20,000           21,200
                                                                 --------------
Health Care (0.2%)
Health Care Providers & Services (0.2%)
Tenet Healthcare Corp.
   5.375%, 11/15/06^                                 1,045,000        1,048,919
   6.375%, 12/1/11^                                  1,455,000        1,305,863
                                                                 --------------
Total Health Care                                                     2,354,782
                                                                 --------------
Information Technology (0.1%)
Electronic Equipment & Instruments (0.1%)
Celestica, Inc.
   7.875%, 7/1/11                                      940,000          975,250
                                                                 --------------

Total Long-Term Debt Securities (0.3%)
   (Cost $3,231,838)                                                  3,351,232
                                                                 --------------
SHORT-TERM DEBT SECURITIES:
Short-Term Investments of Cash Collateral for
   Securities Loaned (15.7%)
Cantor Fitzgerald Securities
   1.915%, 10/1/04                                  25,000,000       25,000,000
   1.950%, 10/1/04                                  45,000,000       45,000,000
Deutsche Bank NY
   1.975%, 2/22/05 (l)                               7,002,450        7,002,450
General Electric Capital Corp.
   1.979%, 5/12/06 (l)                               5,021,489        5,021,489
General Electric Co.
   1.647%, 10/24/05 (l)                              5,003,871        5,003,871
Grampian Funding LLC
   1.880%, 10/1/04                                   9,999,478        9,999,478
Household Finance Corp.
   1.831%, 10/7/04                                   9,992,375        9,992,375
Landesbank Baden-Wuerttemberg NY
   1.49%, 11/10/04                                   9,999,492        9,999,492
Lehman Brothers, Inc.
   1.895%, 10/1/04                                  40,422,221       40,422,221
Morgan Stanley & Co.
   2.055%, 9/30/05 (l)                              13,000,000       13,000,000
National City Bank/Indiana
   1.876%, 11/7/05 (l)                               9,994,353        9,994,353
New York Life Insurance Co.
   1.760%, 12/31/04 (l)                              5,000,000        5,000,000
Westdeutsche Landesbank NY
   1.841%, 7/13/05 (l)                              14,993,952       14,993,952
                                                                 --------------
                                                                    200,429,681
                                                                 --------------
Time Deposit (0.0%)
JPMorgan Chase Nassau,
   1.260%, 10/1/04                                     268,625          268,625
                                                                 --------------
Total Short-Term Debt Securities (15.7%)
   (Amortized Cost $200,698,306)                                    200,698,306
                                                                 --------------
Total Investments (109.5%)
   (Cost/Amortized Cost $1,302,264,040)                           1,396,772,127
Other Assets Less Liabilities (-9.5%)                              (121,758,066)
                                                                 --------------
Net Assets (100%)                                                $1,275,014,061
                                                                 ==============

----------
*    Non-income producing.
^    All, or a portion of security out on loan (See Note 1).
(b)  Illiquid security.
(l)  Floating Rate Security. Rate disclosed is as of September 30, 2004.

     Glossary:
     ADR - American Depositary Receipt
     REIT - Real Estate Investment Trust

Investment security transactions for the nine months ended September 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities                   $  736,555,167
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities                      649,167,012

As of September 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation                          $  138,237,835
Aggregate gross unrealized depreciation                             (45,648,979)
                                                                 --------------
Net unrealized appreciation                                      $  92,588,856
                                                                 ==============

Federal income tax cost of investments                           $1,304,183,271
                                                                 ==============

At September 30, 2004, the Portfolio had loaned securities with a total value of $199,376,871. This was secured by collateral of $200,429,681 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

                     See Notes to Portfolio of Investments.

EQ ADVISORS TRUST
EQ/JANUS LARGE CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2004 (Unaudited)

                                                        Number         Value
                                                      of Shares      (Note 1)
                                                     -----------   ------------
COMMON STOCKS:
Consumer Discretionary (16.4%)
Hotels, Restaurants & Leisure (4.2%)
Hilton Hotels Corp.                                      222,930   $  4,200,001
McDonald's Corp.                                         127,220      3,565,977
Royal Caribbean Cruises Ltd.^                             94,830      4,134,588
                                                                   ------------
                                                                     11,900,566
                                                                   ------------
Media (5.0%)
Cablevision Systems New York Group, Class A*^             35,390        717,709
Gemstar-TV Guide International, Inc.*                    378,160      2,136,604
Liberty Media Corp., Class A*                            345,924      3,016,457
Time Warner, Inc.*                                       365,960      5,906,595
Viacom, Inc., Class B                                     69,020      2,316,311
                                                                   ------------
                                                                     14,093,676
                                                                   ------------
Multiline Retail (1.6%)
Target Corp.                                              99,120      4,485,180
                                                                   ------------
Specialty Retail (4.0%)
Home Depot, Inc.                                         143,340      5,618,928
Staples, Inc.                                            187,865      5,602,134
                                                                   ------------
                                                                     11,221,062
                                                                   ------------
Textiles, Apparel & Luxury Goods (1.6%)
Nike, Inc., Class B                                       57,260      4,512,088
                                                                   ------------
Total Consumer Discretionary                                         46,212,572
                                                                   ------------
Consumer Staples (2.8%)
Food & Staples Retailing (1.1%)
Costco Wholesale Corp.                                    74,070      3,078,349
                                                                   ------------
Household Products (1.7%)
Procter & Gamble Co.                                      89,605      4,849,423
                                                                   ------------
Total Consumer Staples                                                7,927,722
                                                                   ------------
Energy (4.1%)
Energy Equipment & Services (1.2%)
Halliburton Co.                                          101,815      3,430,147
                                                                   ------------
Oil & Gas (2.9%)
Exxon Mobil Corp.                                        170,655      8,247,756
                                                                   ------------
Total Energy                                                         11,677,903
                                                                   ------------
Financials (8.0%)
Capital Markets (1.7%)
Morgan Stanley                                            94,255      4,646,772
                                                                   ------------
Consumer Finance (4.7%)
American Express Co.                                     158,970      8,180,596
SLM Corp.                                                112,230      5,005,458
                                                                   ------------
                                                                     13,186,054
                                                                   ------------
Diversified Financial Services (0.5%)
Citigroup, Inc.                                           33,490      1,477,579
                                                                   ------------

Insurance (1.1%)
Allstate Corp.                                            66,855      3,208,371
                                                                   ------------
Total Financials                                                     22,518,776
                                                                   ------------
Health Care (20.6%)
Biotechnology (5.8%)
Amgen, Inc.*                                              98,000      5,554,640
Genentech, Inc.*                                         203,910     10,688,962
                                                                   ------------
                                                                     16,243,602
                                                                   ------------
Health Care Equipment & Supplies (4.1%)
Biomet, Inc.                                              70,620      3,310,666
Medtronic, Inc.                                          160,730      8,341,887
                                                                   ------------
                                                                     11,652,553
                                                                   ------------
Health Care Providers & Services (4.4%)
Caremark Rx, Inc.*                                       119,910      3,845,513
UnitedHealth Group, Inc.                                 117,135      8,637,535
                                                                   ------------
                                                                     12,483,048
                                                                   ------------
Pharmaceuticals (6.3%)
Eli Lilly & Co.                                           46,780      2,809,139
Pfizer, Inc.                                             322,525      9,869,265
Sanofi-Aventis (ADR)                                     142,610      5,220,952
                                                                   ------------
                                                                     17,899,356
                                                                   ------------
Total Health Care                                                    58,278,559
                                                                   ------------
Industrials (11.8%)
Aerospace & Defense (2.3%)
United Technologies Corp.                                 68,400      6,387,192
                                                                   ------------
Air Freight & Logistics (3.9%)
FedEx Corp.                                              130,110     11,149,126
                                                                   ------------
Industrial Conglomerates (5.6%)
General Electric Co.                                     261,005      8,764,548
Tyco International Ltd.                                  227,430      6,973,004
                                                                   ------------
                                                                     15,737,552
                                                                   ------------
Total Industrials                                                    33,273,870
                                                                   ------------
Information Technology (28.4%)
Communications Equipment (6.1%)
Cisco Systems, Inc.*                                     366,795      6,638,990
Motorola, Inc.                                           590,635     10,655,055
                                                                   ------------
                                                                     17,294,045
                                                                   ------------
Computers & Peripherals (4.3%)
Dell, Inc.*                                              118,015      4,201,334
Lexmark International, Inc., Class A*                     95,890      8,055,719
                                                                   ------------
                                                                     12,257,053
                                                                   ------------
Internet Software & Services (3.2%)
Yahoo!, Inc.*                                            261,960      8,883,064
                                                                   ------------
Semiconductors & Semiconductor Equipment (5.5%)
Applied Materials, Inc.*                                 256,270      4,225,892
Samsung Electronics Co., Ltd. (GDR)(S)^                   29,465      5,859,734
Texas Instruments, Inc.                                  259,105      5,513,755
                                                                   ------------
                                                                     15,599,381
                                                                   ------------
Software (9.3%)
Electronic Arts, Inc.*                                   130,560      6,004,454
Intuit, Inc.*                                             61,575      2,795,505

Microsoft Corp.                                          629,520     17,406,228
                                                                   ------------
                                                                     26,206,187
                                                                   ------------
Total Information Technology                                         80,239,730
                                                                   ------------
Materials (1.6%)
Metals & Mining (1.6%)
Rio Tinto plc (ADR)^                                      42,165      4,581,227
                                                                   ------------
Total Common Stocks (93.7%)
   (Cost $237,620,746)                                              264,710,409
                                                                   ------------

                                                      Principal
                                                        Amount
                                                     -----------

SHORT-TERM DEBT SECURITIES:
Government Security (6.6%)
Federal Home Loan Bank
   (Discount Note), 10/1/04                          $18,700,000     18,699,143
                                                                   ------------
Short-Term Investments of Cash Collateral for
   Securities Loaned (5.1%)
Goldman Sachs Group LP
   2.055%, 12/8/04 (l)                                 1,000,000      1,000,000
Lehman Brothers, Inc.
   1.895%, 10/1/04                                    13,387,989     13,387,989
                                                                   ------------
                                                                     14,387,989
                                                                   ------------
Time Deposit (0.0%)
JPMorgan Chase Nassau,
   1.26%, 10/1/04                                         10,787         10,787
                                                                   ------------
Total Short-Term Debt Securities (11.7%)
   (Amortized Cost $33,097,919)                                      33,097,919
                                                                   ------------
Total Investments (105.4%)
   (Cost/Amortized Cost $270,718,665)                               297,808,328
Other Assets Less Liabilities (-5.4%)                               (15,244,614)
                                                                   ------------
Net Assets (100%)                                                  $282,563,714
                                                                   ============

----------
*    Non-income producing.
^    All, or a portion of security out on loan (See Note 1).
(S) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may only be resold to qualified institutional buyers. At September 30, 2004, the market value of this security amounted to $5,859,734 or 2.07% of net assets.
(l)  Floating Rate Security. Rate disclosed is as of September 30, 2004.

     Glossary:
     ADR - American Depositary Receipt
     GDR - Global Depositary Receipt

Investment security transactions for the nine months ended September 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities                     $125,072,838
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities                      119,564,903

As of September 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation                            $ 28,726,160
Aggregate gross unrealized depreciation                              (6,096,755)
                                                                   ------------
Net unrealized appreciation                                        $ 22,629,405
                                                                   ============

Federal income tax cost of investments                             $275,178,923
                                                                   ============

At September 30, 2004, the Portfolio had loaned securities with a total value $14,079,870. This was secured by collateral of $14,387,989 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments

The Portfolio has a net capital loss carryforward of $64,176,553, of which $13,785,183 expires in the year 2009, $32,100,001 expires in the year 2010, and $18,291,369 expires in the year 2011.

                     See Notes to Portfolio of Investments.

EQ ADVISORS TRUST
EQ/J.P. MORGAN CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2004

                                                    Principal        Value
                                                     Amount         (Note 1)
                                                   -----------   --------------
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (42.0%)
Asset Backed Securities (23.4%)
American Express Credit Account Master Trust,
   Series 02-1 A
   1.870%, 9/15/09(l)                              $ 3,335,000   $    3,341,957
   Series 03-4 A
   1.690%, 1/15/09                                     480,000          471,142
   Series 04-C C
   2.260%, 2/15/12(l)(S)                             5,250,000        5,250,000
AmeriCredit Automobile Receivables Trust,
   Series 03-CF A3
   2.750%, 10/9/07                                   1,110,000        1,112,606
   Series 03-CF A4
   3.480%, 5/6/10                                    1,770,000        1,786,429
   Series 03-DM A3B
   1.906%, 12/6/07(l)                                4,430,000        4,439,150
   Series 03-DM A4
   2.840%, 8/6/10                                    2,395,000        2,384,654
   Series 04-BM A4
   2.670%, 3/7/11                                    3,555,000        3,492,874
Capital Auto Receivables Asset Trust,
   Series 03-1 A3A
   2.750%, 4/16/07                                   1,500,000        1,502,361
   Series 03-2 A3B
   1.800%, 2/15/07(l)                                3,631,220        3,632,014
   Series 03-2 A4A
   1.960%, 1/15/09                                   3,175,000        3,107,179
Capital One Auto Finance Trust,
   Series 03-B A4
   3.180%, 9/15/10                                   1,400,000        1,397,501
   Series 04-A A4
   1.860%, 3/15/11(l)                                3,000,000        2,999,897
Capital One Master Trust,
   Series 00-4 C
   2.560%, 8/15/08 (l)(S)                            3,570,000        3,579,282
Capital One Multi-Asset Execution Trust,
   Series 03-A
   2.375%, 12/15/10 (l)(S)                          10,240,000       10,585,600
   Series 03-A4 A4
   3.650%, 7/15/11                                   1,590,000        1,587,188
Carmax Auto Owner Trust,
   Series 04-2 A3
   3.000%, 9/15/08                                   3,375,000        3,374,726
Carss Finance LP,
   Series 04- B1
   2.040%, 1/15/11(l)(S)                             1,095,000        1,095,342
   Series 04- B2
   2.710%, 1/15/11(l)(S)                             1,820,000        1,820,569
Citibank Credit Card Issuance Trust,
   Series 01-A6 A6
   5.650%, 6/16/08                                   1,675,000        1,753,042
   Series 03-A2 A2
   2.700%, 1/15/08                                   8,000,000        8,006,230

   Series 03-A5 A5
   2.500%, 4/7/08                                    9,250,000        9,216,178
   Series 03-A6 A6
   2.900%, 5/17/10                                   5,500,000        5,388,068
   Series 03-C2 C2
   2.910%, 3/20/08(l)                                5,000,000        5,045,189
   Series 04-A4 A4
   3.200%, 8/24/09                                   4,000,000        3,997,500
Citibank Omni-S Master Trust,
   Series 01-1 A
   1.940%, 2/15/10(l)                                6,000,000        5,998,144
Citigroup Mortgage Loan Trust, Inc.,
   Series 03-HE3 A
   2.220%, 12/25/33(l)                               3,360,612        3,369,497
CNH Equipment Trust,
   Series 04-A A3A
   1.898%, 10/15/08(l)                               2,000,000        2,000,000
COMED Transitional Funding Trust,
   Series 98-1 A6
   5.630%, 6/25/09                                   2,370,000        2,480,301
Countrywide Asset-Backed Certificates,
   Series 03-5 AF3
   3.613%, 4/25/30                                   2,395,000        2,404,109
   Series 03-5 MF1
   5.413%, 1/25/34                                   2,170,000        2,228,145
   Series 04-1 3A
   2.120%, 4/25/34(l)                                1,582,559        1,584,520
   Series 04-1 M1
   2.340%, 3/25/34(l)                                1,570,000        1,575,016
   Series 04-1 M2
   2.390%, 3/25/34(l)                                1,190,000        1,190,927
   Series 04-BC1 A1
   2.070%, 4/25/34(l)                                6,239,635        6,239,631
Countrywide Home Equity Loan Trust,
   Series 04-K A2
   2.170%, 2/15/34(l)                                4,600,000        4,600,000
DaimlerChrysler Auto Trust,
   Series 03-A A4
   2.880%, 10/8/09                                   1,235,000        1,234,160
DaimlerChrysler Master Owner Trust,
   Series 03-A A
   1.810%, 2/15/08(l)                                5,000,000        5,003,276
Discover Card Master Trust I,
   Series 02-5 A
   1.810%, 5/16/07(l)                                2,950,000        2,950,315
Ford Credit Auto Owner Trust,
   Series 02-A B
   4.790%, 11/15/06                                  7,000,000        7,118,383
   Series 03-B A4
   2.410%, 8/15/07                                  11,750,000       11,676,640
Honda Auto Receivables Owner Trust,
   Series 03-1 A4
   2.480%, 7/18/08                                   2,000,000        1,993,178
Household Automotive Trust,
   Series 03-1 A4
   2.220%, 11/17/09                                  9,115,000        8,977,053
Household Mortgage Loan Trust,
   Series 04-HC1 A
   2.161%, 1/20/34(l)                                3,814,033        3,814,075

Long Beach Mortgage Loan Trust,
   Series 03-3 A
   2.160%, 7/25/33(l)                                7,492,183        7,496,872
   Series 03-4 AV3
   2.180%, 8/25/33(l)                                1,378,513        1,379,775
   Series 03-4 M1
   2.520%, 8/25/33(l)^                               5,500,000        5,536,398
   Series 04-1 A3
   2.140%, 2/25/34(l)                                6,604,075        6,605,635
   Series 04-1 M1
   2.340%, 2/25/34(l)                                2,200,000        2,206,370
   Series 04-1 M2
   2.390%, 2/25/34(l)                                1,475,000        1,475,610
   Series 04-3 A3
   2.100%, 7/25/34(l)                                1,750,000        1,749,999
   Series 04-3 M1
   2.410%, 7/25/34(l)                                1,750,000        1,750,000
   Series 04-4 2A1
   2.056%, 10/25/34(l)                               2,000,000        2,000,000
M&I Auto Loan Trust,
   Series 03-1 A4
   2.970%, 4/20/09                                   1,735,000        1,729,269
MBNA Credit Card Master Note Trust,
   Series 01-C2 C2
   2.910%, 12/15/10(l)(S)                            3,725,000        3,812,419
Metris Master Trust,
   Series 04-1 A
   2.091%, 4/20/11(l)                                3,100,000        3,099,947
Morgan Stanley Auto Loan Trust,
   Series 03-HB1 A2
   2.170%, 4/15/11                                   2,540,000        2,501,120
Onyx Acceptance Auto Trust,
   Series 03-B A4
   2.450%, 3/15/10                                   6,750,000        6,670,343
   Series 03-C A4
   2.660%, 5/17/10                                   2,455,000        2,433,923
Option One Mortgage Loan Trust,
   Series 03-1 A2
   2.260%, 2/25/33(l)                                2,677,375        2,686,333
   Series 03-5 A2
   2.160%, 8/25/33(l)                                1,739,002        1,740,001
   Series 04-1 M1
   2.440%, 1/25/34(l)                                4,700,000        4,690,957
PECO Energy Transition Trust,
   Series 00-A A3
   7.625%, 3/1/10^                                   1,300,000        1,497,787
   Series 99-A A4
   5.800%, 3/1/07                                      204,054          207,140
PSE&G Transition Funding LLC,
   Series 01-1 A6
   6.610%, 6/15/15                                   2,975,000        3,396,004
Residential Asset Securities Corp.,
   Series 02-KS4 AIIB
   2.090%, 7/25/32(l)                                1,075,176        1,074,332
   Series 03-KS9 A2B
   2.160%, 11/25/33(l)                               2,773,262        2,775,375
SLM Student Loan Trust,
   Series 03-11 A5
   2.990%, 12/15/22(S)                               5,775,000        5,752,997
   Series 03-12 A2
   1.930%, 12/17/12(l)                               7,600,000        7,605,652

Triad Auto Receivables Owner Trust,
   Series 03-B A4
   3.200%, 12/13/10                                  2,200,000        2,196,069
Volkswagen Auto Lease Trust,
   Series 04-A A3
   2.840%, 7/20/07                                   2,500,000        2,499,955
Wachovia Asset Securitization, Inc.,
   Series 02-HE2 A
   2.270%, 12/25/32(l)                               2,361,157        2,368,606
   Series 03-HE3 A
   2.090%, 11/25/33(l)                               6,129,273        6,121,774
Wells Fargo Home Equity Trust,
   Series 04-2 AI1B
   2.940%, 2/25/18(l)                                5,000,000        5,000,000
WFS Financial Owner Trust,
   Series 03-4 A4
   3.150%, 5/20/11                                   2,200,000        2,199,083
   Series 04-3 A2
   2.550%, 10/17/07                                  2,750,000        2,752,579
                                                                 --------------
                                                                    271,816,372
                                                                 --------------
Non-Agency (18.6%)
Adjustable Rate Mortgage Trust,
   Series 04-1 9A2
   2.240%, 1/25/35(l)                                6,500,000        6,500,000
Banc of America Commercial Mortgage, Inc.,
   Series 03-2 A4
   5.061%, 3/11/41                                   6,450,000        6,635,240
Bank of America Mortgage Securities,
   Series 02-K 1A1
   6.440%, 10/20/32(l)                                 396,820          416,888
Cadets Trust,
   Series 04-B A3
   2.979%, 4/1/09                                    4,500,000        4,499,939
Calwest Industries Trust,
   Series 02-CALW AFL
   2.140%, 2/15/12(l)(S)                             1,500,000        1,501,180
Countrywide Home Loan Mortgage Pass Through
   Trust,
   Series 03-29 A1
   5.500%, 8/25/33                                   5,329,721        5,367,980
Credit Suisse First Boston Mortgage
   Securities Corp.,
   Series 01-CK1 A3
   6.380%, 12/16/35                                  4,330,000        4,795,491
   Series 02-CKN2 A3
   6.133%, 4/15/37                                   3,000,000        3,295,053
   Series 03-C4 A4
   5.137%, 8/15/36^                                  5,870,000        6,061,192
   Series 03-C5 A4
   4.900%, 12/15/36^                                 7,820,000        7,931,531
   Series 04-C3 A3
   4.302%, 7/15/36                                   3,340,000        3,380,140
First Union - Lehman Brothers - Bank of
   America,
   Series 98-C2 A2
   6.560%, 11/18/35^                                 1,805,000        1,961,492
First Union Commercial Mortgage Trust,
   Series 99-C1 A1
   5.730%, 10/15/35                                    689,061          708,207
GE Capital Commercial Mortgage Corp.,
   Series 02-1A A3
   6.269%, 12/10/35                                  4,665,000        5,170,655

GMAC Commercial Mortgage Securities, Inc.,
   Series 98-C2 A1
   6.150%, 5/15/35                                      26,570           26,986
GMAC Residential Funding Corp.,
   Series 04-NS1A A1B
   1.980%, 12/12/20(l)(S)                            3,019,926        3,019,926
   Granite Mortgages plc,
   Series 04-3 1A3
   2.015%, 9/20/44(l)                                5,000,000        4,998,500
Greenwich Capital Commercial Funding Corp.,
   Series 02-C1 A4
   4.948%, 1/11/35                                   5,230,000        5,362,884
   Series 03-C1 A4
   4.111%, 7/5/35                                    6,945,000        6,697,827
GS Mortgage Securities Corp. II,
   Series 03-GSFL VI A1
   1.910%, 11/15/15(l)(S)^                           4,603,998        4,606,191
   Series 04-GG2 A6
   5.396%, 8/10/38(l)^                               6,650,000        6,971,146
Impac Secured Assets Corp.,
   Series 04-3 1A4
   2.240%, 11/25/34(l)                               6,965,828        6,965,828
Indymac Index Mortgage Loan Trust,
   Series 04-AR7 A1
   2.280%, 9/25/34(l)                                6,626,563        6,626,563
LB-UBS Commercial Mortgage Trust,
   Series 03-C5 A4
   4.685%, 7/15/32(l)                                5,125,000        5,158,692
   Series 04-C2 A2
   3.246%, 3/15/29                                   3,095,000        3,021,997
Medallion Trust,
   Series 04-1G A1
   1.880%, 5/25/35(l)                                3,154,585        3,154,585
   Morgan Stanley Capital I,
   Series 04-HQ3 A2
   4.050%, 1/13/41                                   1,000,000          996,423
   Series 04-IQ8 A4
   4.900%, 6/15/40                                   9,280,000        9,484,179
   Series 04-T13 A2
   3.940%, 9/13/45                                   1,250,000        1,238,806
   Series 04-T13 A4
   4.660%, 9/13/45                                   6,225,000        6,208,928
Morgan Stanley Dean Witter Capital I,
   Series 03-HQ2 A2
   4.920%, 3/12/35                                   3,120,000        3,185,706
Nomura Asset Securities Corp.,
   Series 98-D6 A1B
   6.590%, 3/15/30^                                  2,690,000        2,947,313
Permanent Financing plc,
   Series 4-2A
   1.933%, 3/10/09(l)                                5,000,000        5,000,000
RESI Finance LP,
   Series 03-B B3
   3.290%, 7/10/35(l)(S)                             3,431,087        3,492,203
   Series 03-C B3
   3.140%, 9/10/35(l)(S)                             5,880,287        5,880,054
   Series 03-C B4
   3.340%, 9/10/35(l)(S)                             1,183,950        1,192,555
   Series 03-D B3
   3.040%, 12/10/35(l)(S)^                           5,797,799        5,820,394

   Series 03-D B4
   3.240%, 12/10/35(l)(S)                            1,896,384        1,903,697
Residential Funding Mortgage Securities I,
   Series 02-S1 A4
   6.250%, 1/25/32                                   5,764,265        5,810,047
Wachovia Bank Commercial Mortgage Trust,
   Series 02-C2 A4
   4.980%, 11/15/34^                                 8,545,000        8,764,747
   Series 03-C9 A2
   3.958%, 12/15/35                                  6,230,000        6,257,113
Washington Mutual, Inc.,
   Series 04-AR10 A1A
   2.280%, 7/25/44(l)                                8,996,698        9,024,394
Wells Fargo Mortgage Backed Securities Trust,
   Series 02-7 2A6
   6.000%, 4/25/32                                   7,800,000        7,829,686
   Series 04-S A4
   3.542%, 9/25/34(l)                               16,825,000       16,656,750
                                                                 --------------
                                                                    216,529,108
                                                                 --------------
Total Asset-Backed Securities                                       488,345,480
                                                                 --------------
Consumer Discretionary (3.3%)
Automobiles (1.6%)
DaimlerChrysler NA Holdings Corp.
   2.340%, 5/24/06(l)                                2,000,000        2,007,404
   7.200%, 9/1/09                                    1,000,000        1,125,566
Ford Motor Co.
   7.450%, 7/16/31                                     125,000          122,566
Ford Motor Credit Co.
   7.375%, 10/28/09                                  4,395,000        4,813,997
   7.875%, 6/15/10                                   1,675,000        1,868,218
   7.000%, 10/1/13^                                  3,845,000        4,065,273
General Motors Corp.
   7.200%, 1/15/11^                                    845,000          894,913
   8.250%, 7/15/23                                   1,070,000        1,125,538
   8.375%, 7/15/33^                                  2,620,000        2,781,843
                                                                 --------------
                                                                     18,805,318
                                                                 --------------
Household Durables (0.3%)
Centex Corp.
   5.700%, 5/15/14^                                  1,805,000        1,861,439
Pulte Homes, Inc.
   5.250%, 1/15/14^                                  1,875,000        1,866,913
                                                                 --------------
                                                                      3,728,352
                                                                 --------------
Media (1.4%)
AOL Time Warner, Inc.
   7.625%, 4/15/31                                     825,000          949,574
Clear Channel Communications, Inc.
   5.500%, 9/15/14                                   1,965,000        1,954,680
Comcast Cable Communications Holdings, Inc.
   8.375%, 3/15/13                                   4,472,000        5,415,547
Comcast Corp.
   5.300%, 1/15/14^                                    150,000          150,325
News America Holdings, Inc.
   7.750%, 1/20/24                                      60,000           70,038
News America, Inc.
   7.250%, 5/18/18^                                    825,000          948,917
TCI Communications, Inc.
   7.875%, 8/1/13                                      820,000          959,808
   8.750%, 8/1/15                                      595,000          741,645
Time Warner Cos., Inc.
   9.150%, 2/1/23                                      720,000          927,917

Time Warner Entertainment Co. LP
   8.375%, 3/15/23                                   2,805,000        3,354,735
                                                                 --------------
                                                                     15,473,186
                                                                 --------------
Total Consumer Discretionary                                         38,006,856
                                                                 --------------
Consumer Staples (0.3%)
Beverages (0.1%)
SABMiller plc
   6.625%, 8/15/33(S)                                  735,000          816,073
                                                                 --------------
Food & Staples Retailing (0.2%)
Safeway, Inc.
   4.125%, 11/1/08                                   3,030,000        3,027,936
                                                                 --------------
Total Consumer Staples                                                3,844,009
                                                                 --------------
Energy (1.1%)
Energy Equipment & Services (0.1%)
Transocean, Inc.
   6.625%, 4/15/11                                     545,000          608,595
                                                                 --------------
Oil & Gas (1.0%)
BP Capital Markets plc
   2.750%, 12/29/06                                  2,455,000        2,446,734
Canadian Natural Resources Ltd.
   7.200%, 1/15/32                                     815,000          948,941
Husky Energy, Inc.
   6.150%, 6/15/19                                   1,400,000        1,480,758
Kerr-McGee Corp.
   6.950%, 7/1/24                                    1,515,000        1,614,496
Pemex Project Funding Master Trust
   8.625%, 2/1/22                                      992,000        1,127,904
Pioneer Natural Resources Co.
   5.875%, 7/15/16                                   2,695,000        2,812,405
Valero Energy Corp.
   7.500%, 4/15/32                                   1,490,000        1,741,986
                                                                 --------------
                                                                     12,173,224
                                                                 --------------
Total Energy                                                         12,781,819
                                                                 --------------
Financials (17.3%)
Capital Markets (3.1%)
Bear Stearns Cos., Inc.
   1.770%, 1/16/07(l)                                7,120,000        7,123,339
Goldman Sachs Capital I
   6.345%, 2/15/34                                   4,405,000        4,418,885
Goldman Sachs Group, Inc.
   1.940%, 2/21/06(l)                                1,625,000        1,627,985
   1.802%, 7/28/06(l)                                4,650,000        4,650,888
   1.890%, 8/18/06(l)                                  500,000          501,064
   1.735%, 7/2/07                                    1,500,000        1,499,298
   5.700%, 9/1/12                                      390,000          412,104
Merrill Lynch & Co., Inc.
   2.270%, 6/13/05(l)                                1,625,000        1,628,010
   2.069%, 12/22/06(l)^                              2,150,000        2,153,455
   1.785%, 1/26/07(l)^                               1,500,000        1,500,117
Morgan Stanley
   1.730%, 1/12/07(l)^                               7,095,000        7,103,862
   1.836%, 2/15/07(l)                                2,000,000        2,001,120
   4.750%, 4/1/14                                    1,980,000        1,916,790
                                                                 --------------
                                                                     36,536,917
                                                                 --------------

Commercial Banks (6.1%)
Abbey National Capital Trust I
   8.963%, 12/31/49(l)                                 510,000          688,247
ABN Amro North American Holding Capital
   6.523%, 12/29/49(l)(S)                            2,250,000        2,482,117
ANZ Capital Trust I
   5.360%, 12/31/49(S)                               3,510,000        3,537,841
Cadets Trust
   4.800%, 7/15/13(S)                                1,350,000        1,310,468
Den Norske Bank ASA
   7.729%, 6/30/49(l)(S)                               510,000          596,017
HBOS Capital Funding LP
   6.071%, 12/29/49(l)(S)^                             540,000          570,918
HBOS plc
   5.375%, 12/29/49(l)(S)                            2,735,000        2,777,269
HSBC Bank USA N.A
   1.980%, 9/21/07(l)                                2,000,000        1,998,020
HSBC Capital Funding LP
   4.610%, 12/31/49(l)(S)                            3,635,000        3,493,191
   9.547%, 12/31/49(l)(S)^                           2,105,000        2,651,172
Industrial Bank of Korea
   4.000%, 5/19/14(l)(S)^                            2,215,000        2,167,344
KBC Bank Fund Trust III
   9.860%, 11/30/49(l)(S)                            1,725,000        2,133,200
Keycorp
   1.833%, 7/23/07(l)                                2,700,000        2,698,642
Mizuho Financial Group Cayman Ltd.
   5.790%, 4/15/14(S)                                2,060,000        2,125,362
Nordbanken AB
   8.950%, 12/31/49(l)(S)                            1,275,000        1,536,198
Northern Rock plc
   5.600%, 12/31/49(S)                               3,255,000        3,335,034
Popular North America, Inc.
   4.700%, 6/30/09                                   3,900,000        3,996,658
Rabobank Capital Fund II
   5.260%, 12/31/49(l)(S)                            1,055,000        1,064,304
RBS Capital Trust II
   6.425%, 12/29/49(l)                               1,130,000        1,152,593
RBS Capital Trust III
   5.512%, 9/29/49(l)                                2,930,000        2,971,079
Royal Bank of Scotland Group plc
   7.648%, 8/31/49(l)                                  240,000          286,290
Skandinaviska Enskilda Banken AB
   4.958%, 12/31/49(l)(S)                            2,655,000        2,586,241
Standard Chartered Bank
   8.000%, 5/30/31(S)                                1,495,000        1,873,585
SunTrust Banks, Inc.
   2.500%, 11/1/06                                   3,325,000        3,290,187
Swedbank AB
   9.000%, 12/31/49(l)(S)                              780,000          949,222
U.S. Bank NA
   2.850%, 11/15/06                                  4,360,000        4,352,213
United Overseas Bank Ltd.
   5.375%, 9/3/19(l)(S)                              3,155,000        3,179,344
Wachovia Corp.
   1.713%, 7/20/07(l)                                2,300,000        2,298,638
Wells Fargo & Co.
   1.990%, 3/23/07(l)                                2,865,000        2,865,682
Westpac Banking Corp.
   1.810%, 5/25/07(l)(S)                             2,000,000        1,999,556

Westpac Capital Trust III
   5.819%, 12/31/49(l)(S)                            2,865,000        2,995,186
Westpac Capital Trust IV
   5.256%, 12/29/49(S)                               1,020,000        1,002,405
                                                                 --------------
                                                                     70,964,223
                                                                 --------------
Consumer Finance (2.3%)
American General Finance Corp.
   3.000%, 11/15/06                                  3,820,000        3,797,897
   4.500%, 11/15/07                                    355,000          365,294
   5.375%, 10/1/12                                   2,065,000        2,155,509
General Motors Acceptance Corp.
   2.595%, 5/18/06(l)^                               1,800,000        1,804,081
   2.510%, 1/16/07(l)                                5,120,000        5,128,136
   2.580%, 3/20/07(l)                                1,400,000        1,399,185
   6.875%, 9/15/11                                   1,310,000        1,374,220
   7.000%, 2/1/12                                      525,000          549,342
   8.000%, 11/1/31                                     310,000          320,847
Household Finance Corp.
   1.860%, 2/9/07(l)                                 6,285,000        6,290,581
John Deere Capital Corp.
   1.950%, 3/16/06(l)                                3,150,000        3,150,643
                                                                 --------------
                                                                     26,335,735
                                                                 --------------
Diversified Financial Services (4.0%)
CIT Group, Inc.
   1.720%, 4/19/06(l)                                2,250,000        2,249,960
   2.130%, 6/19/06(l)                                2,350,000        2,354,914
   1.940%, 5/18/07(l)                                1,000,000        1,000,105
Citigroup, Inc.
   2.035%, 3/20/06(l)^                               3,250,000        3,255,051
Fund American Cos., Inc.
   5.875%, 5/15/13                                     460,000          469,624
General Electric Capital Corp.
   5.875%, 2/15/12                                   2,735,000        2,968,916
   5.450%, 1/15/13                                   2,400,000        2,542,658
   6.750%, 3/15/32                                   1,110,000        1,277,507
Pricoa Global Funding I
   2.099%, 12/22/06(l)(S)                            5,375,000        5,383,632
   3.900%, 12/15/08(S)                               4,540,000        4,541,466
Prudential Holdings LLC
   8.695%, 12/18/23(S)                                 945,000        1,204,998
Structured Products Asset Return Trust
   2.060%, 5/23/05(l)(S)                            17,750,000       17,750,000
UFJ Finance Aruba AEC
   6.750%, 7/15/13                                   1,395,000        1,546,731
                                                                 --------------
                                                                     46,545,562
                                                                 --------------
Insurance (1.2%)
Arch Capital Group Ltd.
   7.350%, 5/1/34                                    1,340,000        1,387,693
Aspen Insurance Holdings Ltd.
   6.000%, 8/15/14(S)                                2,980,000        3,000,183
Hartford Life, Inc.
   7.375%, 3/1/31^                                     145,000          174,096
ING Capital Funding Trust III
   8.439%, 12/29/49(l)                               1,270,000        1,533,877
Liberty Mutual Group
   5.750%, 3/15/14(S)                                3,425,000        3,402,724
Monumental Global Funding II
   3.900%, 6/15/09(S)                                2,735,000        2,724,019
Nationwide Financial Services, Inc.
   6.250%, 11/15/11                                    175,000          191,631
   5.900%, 7/1/12                                      485,000          519,663

Odyssey Reinsurance Holdings Corp.
   7.650%, 11/1/13                                   1,095,000        1,194,318
                                                                 --------------
                                                                     14,128,204
                                                                 --------------
Real Estate (0.1%)
Socgen Real Estate Co. LLC
   7.640%, 12/31/49(l)(S)                            1,250,000        1,387,309
                                                                 --------------
Thrifts & Mortgage Finance (0.5%)
Countrywide Home Loans, Inc.
   1.870%, 2/17/06(l)                                5,525,000        5,524,657
                                                                 --------------
Total Financials                                                    201,422,607
                                                                 --------------
Government Securities (37.3%)
Agency CMO (0.5%)
Federal Home Loan Mortgage Corp.
   4.500%, 2/15/11 IO                                5,950,000          405,363
   5.000%, 10/15/23 IO                               8,682,018          852,057
Federal National Mortgage Association
   5.750%, 6/25/29                                   3,165,732        3,176,642
   5.260%, 10/25/31 IO(l)                              454,955           39,524
Government National Mortgage Association
   5.500%, 4/20/25 IO                                4,049,409          326,936
   5.500%, 1/20/27 IO                                5,930,006          591,947
   5.500%, 10/20/27 IO                               9,594,389        1,102,722
                                                                 --------------
                                                                      6,495,191
                                                                 --------------
Foreign Governments (0.7%)
United Mexican States
   6.375%, 1/16/13                                   1,000,000        1,053,000
   5.875%, 1/15/14                                   2,230,000        2,263,450
   11.500%, 5/15/26                                    935,000        1,407,175
   8.300%, 8/15/31                                   2,605,000        2,963,188
                                                                 --------------
                                                                      7,686,813
                                                                 --------------
U.S. Government Agencies (22.9%)
   Federal Home Loan Bank
   1.625%, 6/15/05^                                  1,085,000        1,080,386
Federal Home Loan Mortgage Corp.
   1.500%, 8/15/05                                   5,625,000        5,586,103
   6.250%, 7/15/32^                                  1,635,000        1,843,889
Federal National Mortgage Association
   3.250%, 8/15/08^                                 12,275,000       12,172,246
   7.125%, 1/15/30                                   8,710,000       10,730,502
   7.250%, 5/15/30^                                     85,000          106,625
   4.500%, 10/25/19 TBA                             28,300,000       28,193,875
   5.000%, 10/25/19 TBA                             47,600,000       48,343,750
   5.500%, 10/25/19 TBA                             24,050,000       24,846,656
   5.500%, 11/25/19 TBA                              4,250,000        4,380,156
   5.500%, 11/25/34 TBA                             26,000,000       26,260,000
   6.000%, 12/25/34 TBA                             54,300,000       55,759,313
Government National Mortgage Association
   6.000%, 10/15/34 TBA                             45,000,000       46,631,250
                                                                 --------------
                                                                    265,934,751
                                                                 --------------
U.S. Treasuries (13.2%)
   U.S. Treasury Bonds
   8.875%, 2/15/19^                                  8,745,000       12,631,741
   7.250%, 8/15/22                                   3,000,000        3,862,734
   6.375%, 8/15/27^                                 16,135,000       19,269,353
   6.250%, 5/15/30^                                  1,300,000        1,542,937
   5.375%, 2/15/31^                                  3,195,000        3,422,644
U.S. Treasury Notes
   1.875%, 1/31/06                                     805,000          800,220
   2.375%, 8/31/06^                                 33,190,000       33,066,832

   2.625%, 11/15/06^                                 4,735,000        4,733,333
   3.125%, 4/15/09^                                 48,905,000       48,574,500
   3.875%, 5/15/09^                                 15,830,000       16,214,622
   4.000%, 6/15/09^                                  1,310,000        1,348,175
   4.750%, 5/15/14^                                  3,965,000        4,162,013
   4.250%, 8/15/14^                                  4,370,000        4,415,750
                                                                 --------------
                                                                    154,044,854
                                                                 --------------
Total Government Securities                                         434,161,609
                                                                 --------------
Health Care (0.5%)
Health Care Equipment & Supplies (0.2%)
Hospira, Inc.
   4.950%, 6/15/09(S)                                1,985,000        2,034,955
                                                                 --------------
Health Care Providers & Services (0.2%)
UnitedHealth Group, Inc.
   3.300%, 1/30/08                                   2,140,000        2,126,218
                                                                 --------------
Pharmaceuticals (0.1%)
Wyeth
   6.450%, 2/1/24                                    1,055,000        1,081,947
                                                                 --------------
Total Health Care                                                     5,243,120
                                                                 --------------
Industrials (1.6%)
Aerospace & Defense (0.2%)
General Dynamics Corp.
   2.125%, 5/15/06^                                  1,900,000        1,879,368
                                                                 --------------
Commercial Services & Supplies (0.1%)
Cendant Corp.
   7.125%, 3/15/15                                   1,535,000        1,760,080
                                                                 --------------
Industrial Conglomerates (0.3%)
General Electric Co.
   5.000%, 2/1/13                                    1,310,000        1,347,258
Hutchison Whampoa International Ltd.
   6.250%, 1/24/14(S)^                               1,610,000        1,652,161
                                                                 --------------
                                                                      2,999,419
                                                                 --------------
Machinery (0.3%)
Caterpillar Financial Services Corp.
   1.830%, 2/26/07(l)                                4,140,000        4,139,516
                                                                 --------------
Road & Rail (0.7%)
CSX Corp.
   1.994%, 8/3/06(l)                                 5,100,000        5,098,342
Norfolk Southern Corp.
   7.800%, 5/15/27                                   1,155,000        1,412,628
   7.250%, 2/15/31                                     763,000          889,124
Union Pacific Corp.
   6.625%, 2/1/29                                      230,000          247,941
                                                                 --------------
                                                                      7,648,035
                                                                 --------------
Total Industrials                                                    18,426,418
                                                                 --------------
Materials (0.4%)
Chemicals (0.3%)
Dow Chemical Co.
   7.375%, 11/1/29                                   1,185,000        1,376,004
ICI Wilmington, Inc.
   5.625%, 12/1/13                                   2,100,000        2,158,040
                                                                 --------------
                                                                      3,534,044
                                                                 --------------

Paper & Forest Products (0.1%)
International Paper Co.
   5.850%, 10/30/12                                    795,000          839,927
                                                                 --------------
Total Materials                                                       4,373,971
                                                                 --------------
Telecommunication Services (2.2%)
Diversified Telecommunication Services (1.9%)
British Telecommunications plc
   6.750%, 3/15/29                                     995,000        1,199,826
Deutsche Telekom International Finance BV
   5.250%, 7/22/13                                     600,000          613,998
   8.250%, 6/15/30                                   1,380,000        1,783,758
France Telecom S.A.
   8.500%, 3/1/11                                      525,000          628,467
   9.250%, 3/1/31                                    1,690,000        2,240,691
SBC Communications, Inc.
   5.625%, 6/15/16                                   2,925,000        2,989,151
Sprint Capital Corp.
   6.900%, 5/1/19                                    1,145,000        1,253,588
   8.750%, 3/15/32                                   1,550,000        1,967,246
Telecom Italia Capital S.A.
   4.000%, 11/15/08(S)^                              1,685,000        1,694,470
   4.000%, 1/15/10(S)                                3,435,000        3,409,021
Verizon Global Funding Corp.
   7.375%, 9/1/12^                                     830,000          969,237
Verizon New York, Inc.
   6.875%, 4/1/12^                                   1,445,000        1,606,888
   7.375%, 4/1/32                                    1,335,000        1,485,388
                                                                 --------------
                                                                     21,841,729
                                                                 --------------
Wireless Telecommunication Services (0.3%)
AT&T Wireless Services, Inc.
   8.125%, 5/1/12                                    1,270,000        1,534,575
   8.750%, 3/1/31                                    1,710,000        2,245,283
                                                                 --------------
                                                                      3,779,858
                                                                 --------------
Total Telecommunication Services                                     25,621,587
                                                                 --------------
Utilities (3.0%)
Electric Utilities (1.3%)
AEP Texas Central Co.
   5.500%, 2/15/13                                   1,735,000        1,805,720
Alabama Power Co.
   2.800%, 12/1/06                                   1,580,000        1,571,425
Arizona Public Service Co.
   4.650%, 5/15/15                                     915,000          877,260
Consolidated Edison, Inc.
   5.625%, 7/1/12                                      905,000          966,641
DTE Energy Co.
   6.375%, 4/15/33                                   1,675,000        1,702,443
Pacific Gas & Electric Co.
   2.300%, 4/3/06(l)                                 2,840,000        2,842,610
Pacificorp
   4.300%, 9/15/08                                   1,550,000        1,573,001
Pepco Holdings, Inc.
   6.450%, 8/15/12^                                    890,000          968,809
   7.450%, 8/15/32^                                  1,000,000        1,155,705
Texas Utilities Electric Co.
   6.250%, 10/1/04                                     200,000          200,023
Virginia Electric & Power Co.
   4.500%, 12/15/10                                  1,485,000        1,487,539
                                                                 --------------
                                                                     15,151,176
                                                                 --------------

Gas Utilities (0.6%)
Kinder Morgan Energy Partners LP
   7.400%, 3/15/31                                   1,515,000        1,719,592
   7.750%, 3/15/32^                                    930,000        1,100,848
   7.300%, 8/15/33                                     490,000          551,892
NiSource Finance Corp.
   6.150%, 3/1/13^                                   3,090,000        3,349,649
                                                                 --------------
                                                                      6,721,981
                                                                 --------------
Multi-Utilities & Unregulated Power (1.1%)
Dominion Resources, Inc.
   8.125%, 6/15/10                                   1,695,000        2,008,412
   5.000%, 3/15/13                                      10,000            9,987
   6.750%, 12/15/32                                     50,000           53,420
   6.300%, 3/15/33^                                    885,000          895,413
Duke Capital LLC
   6.250%, 2/15/13^                                  4,025,000        4,330,848
   8.000%, 10/1/19                                   1,236,000        1,478,114
PSEG Power LLC
   5.500%, 12/1/15                                   2,685,000        2,685,008
   8.625%, 4/15/31^                                  1,620,000        2,074,504
                                                                 --------------
                                                                     13,535,706
                                                                 --------------
Total Utilities                                                      35,408,863
                                                                 --------------
Total Long-Term Debt Securities (109.0%)
   (Cost $1,255,659,450)                                          1,267,636,339
                                                                 --------------
SHORT-TERM DEBT SECURITIES:
Commercial Paper (5.7%)
Altria Group, Inc.
   1.840%, 10/15/04                                  5,290,000        5,285,942
Charta Corp.
   1.860%, 12/2/04(S)                               13,042,000       12,999,614
Fairway Finance Corp.
   1.870%, 12/14/04 (S)                              1,425,000        1,419,457
Galaxy Funding, Inc.
   1.830%, 12/1/04 (S)                               1,149,000        1,145,392
Gemini Securitization Corp.
   1.780%, 10/22/04 (S)                              1,106,000        1,104,797
Govco, Inc.
   1.840%, 11/26/04 (S)                              6,000,000        5,982,564
   1.840%, 12/6/04 (S)                              12,000,000       11,958,960
Grampian Funding Ltd.
   1.890%, 12/17/04 (S)                              5,040,000        5,019,487
Hatteras Funding Corp.
   1.790%, 11/18/04 (S)                              5,500,000        5,486,658
Natexis Banques Populaires
   1.780%, 11/22/04                                  1,500,000        1,496,090
Nationwide Building Society
   3.650%, 12/13/04 (S)                              2,000,000        1,992,460
Public Service Enterprise Group, Inc.
   2.190%, 2/14/05 (S)                               3,000,000        2,999,550
Scaldis Capital LLC
   1.670%, 11/2/04 (S)                               5,357,000        5,348,827
Silver Tower U.S. Funding
   1.610%, 10/15/04 (S)                              4,007,000        4,004,320
                                                                 --------------
                                                                     66,244,118
                                                                 --------------
Government Securities (5.7%)
Federal Farm Credit Bank
   (Discount Note), 10/1/04                         32,107,000       32,105,529
Federal Home Loan Bank
   (Discount Note), 10/1/04                         31,000,000       30,998,579

Federal Home Loan Mortgage Corp.
   (Discount Note), 3/8/05                           3,000,000        2,973,402
                                                                 --------------
                                                                     66,077,510
                                                                 --------------
Short-Term Investments of Cash Collateral
   for Securities Loaned (5.9%)
Canadian Imperial Bank NY
   1.981%, 5/19/05(l)                                9,996,219        9,996,219
Credit Suisse First Boston NY
   1.600%, 12/13/04                                 10,000,000       10,000,000
General Electric Capital Corp.
   1.979%, 5/12/06(l)                                2,008,596        2,008,596
Lehman Brothers, Inc.
   1.895%, 10/1/04                                  12,628,184       12,628,184
Monumental Global Funding II
   1.656%, 2/11/05(l)                                5,303,722        5,303,722
Morgan Stanley & Co.
   2.055%, 9/30/05(l)                                8,000,000        8,000,000
National City Bank/Indiana
   1.876%, 11/7/05(l)                                4,997,177        4,997,177
New York Life Insurance Co.
   1.760%, 12/31/04(l)                               6,000,000        6,000,000
Nomura Securities
   1.945%, 10/1/04                                  10,000,000       10,000,000
                                                                 --------------
                                                                     68,933,898
                                                                 --------------
Total Short-Term Debt Securities (17.3%)
   (Amortized Cost $201,255,526)                                    201,255,526
                                                                 --------------
Total Investments (126.3%)
   (Cost/Amortized Cost $1,456,914,976)                           1,468,891,865
Other Assets Less Liabilities (-26.3%)                             (305,962,600)
                                                                 --------------
Net Assets (100%)                                                $1,162,929,265
                                                                 ==============

----------
^ All, or a portion of security out on loan (See Note 1).

(S) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2004, the market value of these securities amounted to $212,141,480 or 18.24% of net assets.

(l)  Floating Rate Security. Rate disclosed is as of September 30, 2004.

     Glossary:
     IO - Interest Only
     TBA - Security is subject to delayed delivery.

At September 30, 2004, the Portfolio had the following futures contracts open:
(Note 1)


                                                                                        Unrealized
                              Number of    Expiration     Original       Value at      Appreciation
Purchases:                    Contracts       Date          Value         9/30/04     (Depreciation)
----------                    ---------   -----------   ------------   ------------   --------------
Canada 10 Year Bonds             249      December-04   $ 21,749,092   $ 21,613,251     $(135,841)
EURO-Schatz                      271      December-04     35,603,236     35,649,082        45,846
EURO-BOBL                        126      December-04     17,410,614     17,447,293        36,679
U.S. 2 Year Treasury Notes       287      December-04     60,658,235     60,624,265       (33,970)
U.S. 5 Year Treasury Notes       366      December-04     40,503,303     40,534,500        31,197
                                                                                        ---------
                                                                                        $ (56,089)
                                                                                        ---------

Sales:
------
EURO-BUND                       (141)     December-04    (20,202,438)   (20,252,859)    $ (50,421)
Japan 10 Year Bonds               (9)     December-04    (11,137,315)   (11,266,434)     (129,119)
U.S. Treasury Bonds               (2)     December-04       (219,532)      (224,437)       (4,905)
U.S. 10 Year Treasury Notes      (53)     December-04     (6,015,328)    (5,969,125)       46,203
                                                                                        ---------
                                                                                        $(138,242)
                                                                                        ---------
                                                                                        $(194,331)
                                                                                        =========


Investment security transactions for the nine months ended September 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities                   $4,998,515,792
U.S. Government securities                                          311,862,172
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities                    5,085,090,388
U.S. Government securities                                          266,080,633

As of September 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation                          $   14,496,885
Aggregate gross unrealized depreciation                              (2,683,403)
                                                                 --------------
Net unrealized appreciation                                      $   11,813,482
                                                                 ==============

Federal income tax cost of investments                           $1,457,078,383
                                                                 ==============

At September 30, 2004, the Portfolio had loaned securities with a total value of $228,810,225. This was secured by collateral of $233,547,128 of which $68,933,898 was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $164,613,230 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio's assets and liabilities.

                     See Notes to Portfolio of Investments.

EQ ADVISORS TRUST
EQ/LAZARD SMALL CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2004 (Unaudited)

                                                      Number          Value
                                                    of Shares        (Note 1)
                                                   -----------   --------------
COMMON STOCKS:
Consumer Discretionary (14.7%)
Hotels, Restaurants & Leisure (1.4%)
Alliance Gaming Corp.*^                              1,037,300   $   15,621,738
                                                                 --------------
Leisure Equipment & Products (1.2%)
Leapfrog Enterprises, Inc.*^                           655,600       13,275,900
                                                                 --------------
Media (5.0%)
ADVO, Inc.^                                            417,850       12,928,279
AMC Entertainment, Inc.*                               323,700        6,195,618
Journal Register Co.*                                  399,700        7,554,330
Liberty Corp.^                                         208,400        8,281,816
ProQuest Co.*^                                         382,500        9,830,250
R.H. Donnelly Corp.*^                                  212,200       10,474,192
                                                                 --------------
                                                                     55,264,485
                                                                 --------------
Specialty Retail (3.2%)
Cost Plus, Inc.*^                                      309,700       10,957,186
Gymboree Corp.*^                                       736,900       10,611,360
HOT Topic, Inc.*                                       109,300        1,862,472
Sports Authority, Inc.*                                248,400        5,762,880
TBC Corp.*                                             267,500        5,975,950
                                                                 --------------
                                                                     35,169,848
                                                                 --------------
Textiles, Apparel & Luxury Goods (3.9%)
K-Swiss, Inc., Class A^                                692,200       13,324,850
Kellwood Co.                                           374,600       13,654,170
Timberland Co., Class A*                               266,700       15,148,560
                                                                 --------------
                                                                     42,127,580
                                                                 --------------
Total Consumer Discretionary                                        161,459,551
                                                                 --------------
Consumer Staples (1.4%)
Beverages (0.4%)
Robert Mondavi Corp., Class A*                         120,800        4,731,736
                                                                 --------------
Food Products (1.0%)
Delta & Pine Land Co.                                  388,200       10,384,350
                                                                 --------------
Total Consumer Staples                                               15,116,086
                                                                 --------------
Energy (7.3%)
Energy Equipment & Services (4.0%)
Cal Dive International, Inc.*                          187,300        6,671,626
Grey Wolf, Inc.*^                                    1,517,000        7,418,130
Hanover Compressor Co.*                                145,100        1,951,595
Key Energy Services, Inc.*                           1,675,300       18,512,065
Maverick Tube Corp.*^                                  191,900        5,912,439

Veritas DGC, Inc.*                                     175,100        3,988,778
                                                                 --------------
                                                                     44,454,633
                                                                 --------------
Oil & Gas (3.3%)
Denbury Resources, Inc.*                               318,400        8,087,360
Forest Oil Corp.*^                                     191,800        5,777,016
General Maritime Corp.*^                               328,300       11,434,689
Houston Exploration Co.*                               102,100        6,059,635
Newfield Exploration Co.*                               75,000        4,593,000
                                                                 --------------
                                                                     35,951,700
                                                                 --------------
Total Energy                                                         80,406,333
                                                                 --------------
Financials (27.1%)
Capital Markets (0.7%)
Knight Trading Group, Inc., Class A*^                  833,200        7,690,436
                                                                 --------------
Commercial Banks (11.0%)
Citizens Banking Corp.                                  47,000        1,530,790
First Community Bancorp, Inc./CA^                      150,876        6,185,916
First Midwest Bancorp, Inc.^                           490,425       16,949,088
First Republic Bank                                    192,800        8,868,800
Hudson United Bancorp                                  155,200        5,719,120
Old National Bancorp/IN^                               480,500       11,935,620
Provident Bankshares Corp.                             308,200       10,340,110
South Financial Group, Inc.^                           554,000       15,622,800
Sterling Bancshares, Inc./TX                           696,900        9,373,305
Texas Regional Bancshares, Inc., Class A               248,250        7,718,092
Umpqua Holdings Corp.^                                 175,148        3,951,339
United Bancshares, Inc.^                               335,883       11,638,346
Westamerica Bancorp.                                   198,000       10,868,220
                                                                 --------------
                                                                    120,701,546
                                                                 --------------
Diversified Financial Services (1.5%)
eSpeed, Inc., Class A*                                 819,700        8,057,651
Financial Federal Corp.*^                              232,200        8,702,856
                                                                 --------------
                                                                     16,760,507
                                                                 --------------
Insurance (3.5%)
Arch Capital Group Ltd.*                               432,200       16,829,868
Assured Guaranty Ltd.                                  713,200       11,881,912
Max Reinsurance Capital Ltd.                           228,000        4,560,000
Reinsurance Group of America, Inc.^                    129,000        5,314,800
                                                                 --------------
                                                                     38,586,580
                                                                 --------------
Real Estate (6.4%)
Affordable Residential Communities (REIT)^             313,300        4,574,180
Alexandria Real Estate Equities, Inc. (REIT)           118,400        7,781,248
BioMed Realty Trust, Inc. (REIT)                       347,200        6,107,248
Brandywine Realty Trust (REIT)                         604,100       17,204,768
CarrAmerica Realty Corp. (REIT)                        183,400        5,997,180
Healthcare Realty Trust, Inc. (REIT)^                  114,600        4,473,984
Maguire Properties, Inc. (REIT)^                       542,600       13,190,606
Mills Corp. (REIT)^                                    185,600        9,627,072
Mission West Properties, Inc. (REIT)                   186,500        1,930,275
                                                                 --------------
                                                                     70,886,561
                                                                 --------------

Thrifts & Mortgage Finance (4.0%)
Bankunited Financial Corp.*^                           287,100        8,368,965
IndyMac Bancorp, Inc.                                  157,200        5,690,640
MAF Bancorp, Inc.                                      412,900       17,808,377
W Holding Co., Inc.^                                   635,163       12,068,097
                                                                 --------------
                                                                     43,936,079
                                                                 --------------
Total Financials                                                    298,561,709
                                                                 --------------
Health Care (10.4%)
Health Care Equipment & Supplies (2.1%)
DJ Orthopedics, Inc.*^                                 475,800        8,397,870
Inamed Corp.*                                          182,700        8,709,309
Varian, Inc.*                                          160,200        6,066,774
                                                                 --------------
                                                                     23,173,953
                                                                 --------------
Health Care Providers & Services (7.2%)
Andrx Corp.*                                           495,000       11,068,200
Beverly Enterprises, Inc.*^                          1,234,000        9,341,380
Inveresk Research Group, Inc.*                         271,700       10,023,013
Kindred Healthcare, Inc.*^                             467,700       11,411,880
LifePoint Hospitals, Inc.*^                            337,600       10,131,376
MIM Corp.*^                                            917,300        5,301,994
NDCHealth Corp.                                         54,700          877,935
PSS World Medical, Inc.*^                              821,700        8,249,868
Select Medical Corp.^                                  955,200       12,828,336
                                                                 --------------
                                                                     79,233,982
                                                                 --------------
Pharmaceuticals (1.1%)
Able Laboratories, Inc.*^                              424,297        8,129,531
Par Pharmaceutical Cos., Inc.*                          97,100        3,488,803
                                                                 --------------
                                                                     11,618,334
                                                                 --------------
Total Health Care                                                   114,026,269
                                                                 --------------
Industrials (12.9%)
Aerospace & Defense (1.5%)
DRS Technologies, Inc.*                                382,200       14,309,568
Mercury Computer Systems, Inc.*                         78,800        2,121,296
                                                                 --------------
                                                                     16,430,864
                                                                 --------------
Air Freight & Logistics (0.6%)
Forward Air Corp.*                                     157,764        6,313,715
                                                                 --------------
Airlines (0.6%)
Airtran Holdings, Inc.*^                               693,300        6,905,268
                                                                 --------------
Commercial Services & Supplies (5.1%)
Arbitron, Inc.*                                        369,200       13,516,412
Herman Miller, Inc.^                                   338,500        8,344,025
Learning Tree International, Inc.*^                    507,800        7,159,980
Tetra Tech, Inc.*                                      772,000        9,781,240
Waste Connections, Inc.*^                              298,999        9,472,288
Watson Wyatt & Co. Holdings                            300,800        7,911,040
                                                                 --------------
                                                                     56,184,985
                                                                 --------------
Construction & Engineering (2.3%)
Chicago Bridge & Iron Co., N.V. (N.Y. Shares)          379,400       11,378,206

Shaw Group, Inc.*^                                   1,184,100       14,209,200
                                                                 --------------
                                                                     25,587,406
                                                                 --------------
Electrical Equipment (0.9%)
Roper Industries, Inc.^                                172,700        9,923,342
                                                                 --------------
Machinery (1.0%)
Nordson Corp.                                           38,600        1,325,138
Tecumseh Products Co., Class A^                        223,059        9,339,481
                                                                 --------------
                                                                     10,664,619
                                                                 --------------
Road & Rail (0.9%)
Swift Transportation Co., Inc.*                        618,300       10,399,806
                                                                 --------------
Total Industrials                                                   142,410,005
                                                                 --------------
Information Technology (14.0%)
Communications Equipment (2.6%)
Avocent Corp.*                                         228,100        5,937,443
C-COR, Inc.*                                         1,219,200       10,302,240
CommScope, Inc.*                                       554,400       11,975,040
                                                                 --------------
                                                                     28,214,723
                                                                 --------------
Computers & Peripherals (0.6%)
Advanced Digital Information Corp.*                    731,000        6,359,700
                                                                 --------------
Electronic Equipment & Instruments (2.6%)
Electro Scientific Industries, Inc.*                   153,700        2,666,695
Metrologic Instruments, Inc.*                          608,900        9,651,065
Photon Dynamics, Inc.*                                 296,400        6,016,920
Plexus Corp.*^                                         280,100        3,092,304
Rogers Corp.*^                                         167,500        7,117,075
                                                                 --------------
                                                                     28,544,059
                                                                 --------------
IT Services (3.0%)
BearingPoint, Inc.*                                  1,370,000       12,247,800
BISYS Group, Inc.*                                     774,700       11,318,367
MPS Group, Inc.*                                     1,201,900       10,107,979
                                                                 --------------
                                                                     33,674,146
                                                                 --------------
Semiconductors & Semiconductor Equipment (2.1%)
AMIS Holdings, Inc.*                                   393,000        5,313,360
Exar Corp.*                                            604,500        8,559,720
Zoran Corp.*                                           582,800        9,161,616
                                                                 --------------
                                                                     23,034,696
                                                                 --------------
Software (3.1%)
Hyperion Solutions Corp.*                              325,700       11,070,543
JDA Software Group, Inc.*                              163,000        1,763,660
Take-Two Interactive Software, Inc.*^                  380,700       12,505,995
Verity, Inc.*                                          724,100        9,326,408
                                                                 --------------
                                                                     34,666,606
                                                                 --------------
Total Information Technology                                        154,493,930
                                                                 --------------
Materials (6.8%)
Chemicals (5.1%)
Ferro Corp.                                            552,200       12,043,482
Olin Corp.^                                            606,000       12,120,000
PolyOne Corp.*                                         814,200        6,122,784

Scotts Co., Class A*                                   211,100       13,542,065
Spartech Corp.                                         481,600       12,088,160
                                                                 --------------
                                                                     55,916,491
                                                                 --------------
Containers & Packaging (0.5%)
Packaging Corp. of America                             228,100        5,581,607
                                                                 --------------
Metals & Mining (1.2%)
GrafTech International Ltd.*^                          955,600       13,330,620
                                                                 --------------
Total Materials                                                      74,828,718
                                                                 --------------
Telecommunication Services (0.6%)
Wireless Telecommunication Services (0.6%)
Wireless Facilities, Inc.*                             960,508        6,694,741
                                                                 --------------
Utilities (3.6%)
Electric Utilities (0.8%)
Cleco Corp.^                                           485,500        8,370,020
                                                                 --------------
Gas Utilities (2.4%)
AGL Resources, Inc.                                    287,000        8,830,990
Kinder Morgan Management LLC*                          262,275       10,889,658
New Jersey Resources Corp.                             166,600        6,897,240
                                                                 --------------
                                                                     26,617,888
                                                                 --------------
Multi-Utilities & Unregulated Power (0.4%)
Vectren Corp.^                                         196,600        4,950,388
                                                                 --------------
Total Utilities                                                      39,938,296
                                                                 --------------
Total Common Stocks (98.8%)
   (Cost $1,014,855,588)                                          1,087,935,638
                                                                 --------------

                                                    Principal
                                                      Amount
                                                   -----------
SHORT-TERM DEBT SECURITIES:
Government Security (5.6%)
U.S. Treasury Bills
   11/4/04^                                        $62,019,000       61,931,160
                                                                 --------------
Short-Term Investments of Cash Collateral for
   Securities Loaned (8.5%)
Cantor Fitzgerald Securities
   1.950%, 10/1/04                                  25,000,000       25,000,000
General Electric Capital Corp.
   1.979%, 5/12/06 (l)                               2,008,596        2,008,596
Goldman Sachs Group LP
   2.055%, 12/8/04 (l)                               4,000,000        4,000,000
Lehman Brothers, Inc.
   1.895%, 10/1/04                                  21,106,672       21,106,672
Merrill Lynch Mortgage Capital, Inc.
   1.975%, 10/12/04 (l)                              4,000,000        4,000,000
Monumental Global Funding II
   1.656%, 2/11/05 (l)                               7,004,916        7,004,916
Morgan Stanley & Co.
   2.055%, 9/30/05 (l)                               1,500,000        1,500,000

Nordeutsche Landesbank NY
   1.855%, 3/30/06 (l)                               8,990,770        8,990,770
Nomura Securities
   1.945%, 10/1/04                                  20,000,000       20,000,000
                                                                 --------------
                                                                     93,610,954
                                                                 --------------
Total Short-Term Debt Securities (14.1%)
   (Amortized Cost $155,542,114)                                    155,542,114
                                                                 --------------
Total Investments (112.9%)
   (Cost/Amortized Cost $1,170,397,702)                           1,243,477,752
Other Assets Less Liabilities (-12.9%)                             (141,673,074)
                                                                 --------------
Net Assets (100%)                                                $1,101,804,678
                                                                 ==============

----------
*    Non-income producing.
^    All, or a portion of security out on loan (See Note 1).
(l)  Floating Rate Security. Rate disclosed is as of September 30, 2004.

     Glossary:
     REIT - Real Estate Investment Trust

Investment security transactions for the nine months ended September 30, 2004 were as follows:

Cost of purchases:
Stocks and long-term corporate debt securities                   $  826,701,457
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities                      620,026,201

As of September 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation                          $  119,945,623
Aggregate gross unrealized depreciaiton                             (47,647,980)
                                                                 --------------
Net unrealized appreciation                                      $   72,297,643
                                                                 ==============

Federal income tax cost of investments                           $1,171,180,109
                                                                 ==============

At September 30, 2004, the Portfolio had loaned securities with a total value of $91,501,230. This was secured by collateral of $93,643,974 of which $93,610,954 was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $33,020 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio's assets and liabilities.

For the nine months ended September 30, 2004, the Portfolio incurred approximately $2,330 as brokerage commissions with Lazard Freres & Co., an affiliated broker/dealer.

                     See Notes to Portfolio of Investments.

EQ ADVISORS TRUST
EQ/MARSICO FOCUS PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2004 (Unaudited)

                                                     Number of        Value
                                                      Shares         (Note1)
                                                     ---------   --------------
COMMON STOCKS:
Consumer Discretionary (15.9%)
Hotels, Restaurants & Leisure (3.8%)
Four Seasons Hotels, Inc.^                             131,672   $    8,440,175
Mandalay Resort Group                                  402,237       27,613,570
MGM Mirage, Inc.*                                       38,696        1,921,257
Starbucks Corp.*^                                      335,242       15,240,101
Wynn Resorts Ltd.*                                      98,368        5,084,642
                                                                 --------------
                                                                     58,299,745
                                                                 --------------
Household Durables (1.8%)
Lennar Corp.,
   Class A                                             594,299       28,288,632
   Class B                                               7,522          329,464
                                                                 --------------
                                                                     28,618,096
                                                                 --------------
Internet & Catalog Retail (3.3%)
eBay, Inc.*^                                           559,358       51,427,375
                                                                 --------------
Specialty Retail (4.0%)
Lowe's Cos., Inc.                                      770,677       41,886,295
Tiffany & Co.                                          671,671       20,647,166
                                                                 --------------
                                                                     62,533,461
                                                                 --------------
Textiles, Apparel & Luxury Goods (3.0%)
Nike, Inc., Class B                                    586,973       46,253,472
                                                                 --------------
Total Consumer Discretionary                                        247,132,149
                                                                 --------------
Consumer Staples (7.8%)
Beverages (0.8%)
PepsiCo, Inc.                                          263,949       12,841,119
                                                                 --------------
Food & Staples Retailing (3.7%)
Wal-Mart Stores, Inc.                                  703,538       37,428,221
Whole Foods Market, Inc.^                              227,116       19,484,282
                                                                 --------------
                                                                     56,912,503
                                                                 --------------
Household Products (3.3%)
Procter & Gamble Co.                                   928,659       50,259,025
                                                                 --------------
Total Consumer Staples                                              120,012,647
                                                                 --------------
Financials (15.9%)
Capital Markets (3.9%)
Goldman Sachs Group, Inc.                              275,953       25,729,857
Merrill Lynch & Co., Inc.                              695,254       34,568,029
                                                                 --------------
                                                                     60,297,886
                                                                 --------------
Consumer Finance (3.5%)
SLM Corp.                                            1,230,416       54,876,553
                                                                 --------------
Diversified Financial Services (3.5%)
Citigroup, Inc.                                      1,216,580       53,675,510
                                                                 --------------
Thrifts & Mortgage Finance (5.0%)
Countrywide Financial Corp.                          1,980,756       78,021,979
                                                                 --------------
Total Financials                                                    246,871,928
                                                                 --------------

Health Care (20.3%)
Biotechnology (4.3%)
Genentech, Inc.*                                     1,272,056       66,681,176
                                                                 --------------
Health Care Equipment & Supplies (7.7%)
Boston Scientific Corp.*                             1,079,788       42,899,977
Medtronic, Inc.                                        698,466       36,250,386
Zimmer Holdings, Inc.*                                 505,658       39,967,208
                                                                 --------------
                                                                    119,117,571
                                                                 --------------
Health Care Providers & Services (8.3%)
UnitedHealth Group, Inc.                             1,749,133      128,981,067
                                                                 --------------
Total Health Care                                                   314,779,814
                                                                 --------------
Industrials (12.7%)
Aerospace & Defense (1.2%)
Honeywell International, Inc.                          523,889       18,786,660
                                                                 --------------
Air Freight & Logistics (3.4%)
FedEx Corp.                                            612,383       52,475,099
                                                                 --------------
Industrial Conglomerates (4.8%)
General Electric Co.^                                2,218,979       74,513,315
                                                                 --------------
Machinery (3.3%)
Caterpillar, Inc.                                      642,765       51,710,444
                                                                 --------------
Total Industrials                                                   197,485,518
                                                                 --------------
Information Technology (16.8%)
Communications Equipment (7.0%)
Motorola, Inc.                                         806,044       14,541,034
QUALCOMM, Inc.                                       2,387,082       93,191,681
                                                                 --------------
                                                                    107,732,715
                                                                 --------------
Computers & Peripherals (2.7%)
Dell, Inc.*                                          1,188,524       42,311,455
                                                                 --------------
Semiconductors & Semiconductor Equipment (1.9%)
Samsung Electronics Co., Ltd.                           75,060       29,854,520
                                                                 --------------
Software (5.2%)
Electronic Arts, Inc.*                                 827,242       38,044,859
Microsoft Corp.                                      1,519,524       42,014,839
                                                                 --------------
                                                                     80,059,698
                                                                 --------------
Total Information Technology                                        259,958,388
                                                                 --------------
Telecommunication Services (1.2%)
Diversified Telecommunication Services (1.2%)
Verizon Communications, Inc.                           477,726       18,812,850
                                                                 --------------
Total Common Stocks (90.6%)
   (Cost $1,240,307,153)                                          1,405,053,294
                                                                 --------------

                                                    Principal
                                                     Amount
                                                  ------------
SHORT-TERM DEBT SECURITIES:
Short-Term Investments of Cash Collateral
for Securities Loaned (2.6%)
Cantor Fitzgerald Securities
   1.950%, 10/1/04                                $ 25,000,000       25,000,000
Lehman Brothers, Inc.
   1.895%, 10/1/04                                  10,767,533       10,767,533

Nomura Securities
   1.945%, 10/1/04                                   5,000,000        5,000,000
                                                                 --------------
                                                                     40,767,533
                                                                 --------------
Time Deposit (8.5%)
JPMorgan Chase Nassau,
   1.26%, 10/1/04                                  131,125,594      131,125,594
                                                                 --------------
Total Short-Term Debt Securities (11.1%)
   (Amortized Cost $171,893,127)                                    171,893,127
                                                                 --------------
Total Investments (101.7%)
   (Cost/Amortized Cost $1,412,200,280)                           1,576,946,421
Other Assets Less Liabilities (-1.7%)                               (26,267,556)
                                                                 --------------
Net Assets (100%)                                                $1,550,678,865
                                                                 ==============

----------
*    Non-income producing.
^    All, or a portion of security out on loan (See Note 1).

Investment Security transactions for the nine months ended September 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities                   $1,050,556,660
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities                      799,753,832

As of September 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation                          $  191,349,268
Aggregate gross unrealized depreciaton                              (27,663,347)
                                                                 --------------
Net unrealized appreciation                                      $  163,685,921
                                                                 ==============

Federal income tax cost of investments                           $1,413,260,500
                                                                 ==============

At September 30, 2004, the Portfolio had loaned securities with a total value of $40,284,692. This was secured by collateral of $40,767,533 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the nine months ended September 30, 2004, the Portfolio incurred approximately $22,415 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $3,549,088 which expires in the year 2010.

                     See Notes to Portfolio of Investments.

EQ ADVISORS TRUST
EQ/MERCURY BASIC VALUE EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2004 (Unaudited)

                                                     Number of        Value
                                                       Shares       (Note 1)
                                                     ---------   --------------
COMMON STOCKS:
Consumer Discretionary (13.8%)
Hotels, Restaurants & Leisure (1.0%)
McDonald's Corp.                                       646,000   $   18,107,380
                                                                 --------------
Household Durables (0.9%)
Koninklijke (Royal) Philips Electronics N.V.
   (N.Y. Shares)^                                      675,400       15,473,414
                                                                 --------------
Media (8.1%)
Comcast Corp., Special Class A*                        970,400       27,093,568
Liberty Media Corp., Class A*                        3,343,720       29,157,238
Time Warner, Inc.*                                   1,674,500       27,026,430
Viacom, Inc., Class B                                1,381,800       46,373,208
Walt Disney Co.^                                       824,500       18,592,475
                                                                 --------------
                                                                    148,242,919
                                                                 --------------
Specialty Retail (3.8%)
Foot Locker, Inc.                                    1,726,500       40,918,050
Toys R US, Inc.*                                     1,624,600       28,820,404
                                                                 --------------
                                                                     69,738,454
                                                                 --------------
Total Consumer Discretionary                                        251,562,167
                                                                 --------------
Consumer Staples (8.6%)
Beverages (0.5%)
Coca-Cola Enterprises, Inc.                            529,200       10,001,880
                                                                 --------------
Food & Staples Retailing (0.9%)
Albertson's, Inc.^                                     647,700       15,499,461
                                                                 --------------
Food Products (3.3%)
ConAgra Foods, Inc.                                    423,700       10,893,327
General Mills, Inc.                                    239,300       10,744,570
Sara Lee Corp.                                         473,800       10,831,068
Unilever N.V. (N.Y. Shares)^                           467,500       27,021,500
                                                                 --------------
                                                                     59,490,465
                                                                 --------------
Household Products (2.4%)
Kimberly-Clark Corp.                                   687,000       44,373,330
                                                                 --------------
Personal Products (1.5%)
Gillette Co.                                           653,400       27,272,916
                                                                 --------------
Total Consumer Staples                                              156,638,052
                                                                 --------------
Energy (11.8%)
Energy Equipment & Services (4.7%)
Diamond Offshore Drilling, Inc.^                       662,700       21,862,473
GlobalSantaFe Corp.^                                 1,151,200       35,284,280
Grant Prideco, Inc.*^                                1,374,000       28,153,260
                                                                 --------------
                                                                     85,300,013
                                                                 --------------
Oil & Gas (7.1%)
Anadarko Petroleum Corp.^                              327,200       21,712,992
Exxon Mobil Corp.                                    1,154,300       55,787,319
Kerr-McGee Corp.                                       224,200       12,835,450
Royal Dutch Petroleum Co. (N.Y. Shares)^               347,300       17,920,680

Unocal Corp.^                                          485,700       20,885,100
                                                                 --------------
                                                                    129,141,541
                                                                 --------------
Total Energy                                                        214,441,554
                                                                 --------------
Financials (23.5%)
Capital Markets (5.8%)
Bank of New York Co., Inc.                             894,800       26,101,316
Goldman Sachs Group, Inc.                              178,200       16,615,368
Mellon Financial Corp.                                 963,300       26,673,777
Morgan Stanley                                         738,300       36,398,190
                                                                 --------------
                                                                    105,788,651
                                                                 --------------
Commercial Banks (4.2%)
Bank of America Corp.                                  734,500       31,825,885
U.S. Bancorp                                           665,200       19,224,280
Wachovia Corp.                                         525,000       24,648,750
                                                                 --------------
                                                                     75,698,915
                                                                 --------------
Diversified Financial Services (5.2%)
Citigroup, Inc.                                      1,357,657       59,899,827
JPMorgan Chase & Co.                                   879,172       34,929,504
                                                                 --------------
                                                                     94,829,331
                                                                 --------------
Insurance (8.3%)
Ace Ltd.                                               582,500       23,334,950
Allstate Corp.                                         388,500       18,644,115
American International Group, Inc.                     558,100       37,945,219
Aon Corp.                                              778,200       22,365,468
Hartford Financial Services Group, Inc.                283,600       17,563,348
St. Paul Travelers Cos., Inc.                          802,338       26,525,294
XL Capital Ltd., Class A                                74,000        5,475,260
                                                                 --------------
                                                                    151,853,654
                                                                 --------------
Total Financials                                                    428,170,551
                                                                 --------------
Health Care (4.8%)
Health Care Equipment & Supplies (1.3%)
Baxter International, Inc.                             719,300       23,132,688
                                                                 --------------
Health Care Providers & Services (0.5%)
AmerisourceBergen Corp.^                               188,100       10,102,851
                                                                 --------------
Pharmaceuticals (3.0%)
GlaxoSmithKline plc (ADR)^                             530,300       23,190,019
Merck & Co., Inc.                                      407,600       13,450,800
Schering-Plough Corp.                                  942,500       17,964,050
                                                                 --------------
                                                                     54,604,869
                                                                 --------------
Total Health Care                                                    87,840,408
                                                                 --------------
Industrials (11.3%)
Aerospace & Defense (6.0%)
Boeing Co.                                             238,900       12,332,018
Goodrich Corp.                                         607,400       19,048,064
Honeywell International, Inc.                          798,600       28,637,796
Raytheon Co.                                         1,279,900       48,610,602
                                                                 --------------
                                                                    108,628,480
                                                                 --------------
Industrial Conglomerates (2.1%)
General Electric Co.                                 1,166,800       39,181,144
                                                                 --------------
Machinery (1.4%)
Deere & Co.                                            401,200       25,897,460
                                                                 --------------

Road & Rail (1.8%)
Norfolk Southern Corp.                               1,088,000       32,357,120
                                                                 --------------
Total Industrials                                                   206,064,204
                                                                 --------------
Information Technology (11.8%)
Communications Equipment (2.5%)
3Com Corp.*                                          5,458,900       23,036,558
Lucent Technologies, Inc.*^                          2,967,330        9,406,436
Motorola, Inc.                                         720,520       12,998,181
                                                                 --------------
                                                                     45,441,175
                                                                 --------------
Computers & Peripherals (3.8%)
Hewlett-Packard Co.                                  2,231,957       41,849,194
International Business Machines Corp.                  309,560       26,541,674
                                                                 --------------
                                                                     68,390,868
                                                                 --------------
Electronic Equipment & Instruments (0.8%)
Agilent Technologies, Inc.*^                           672,600       14,507,982
                                                                 --------------
IT Services (2.0%)
Unisys Corp.*                                        3,595,800       37,108,656
                                                                 --------------
Semiconductors & Semiconductor Equipment (2.1%)
Advanced Micro Devices, Inc.*^                       1,545,000       20,085,000
LSI Logic Corp.*^                                    4,212,100       18,154,151
                                                                 --------------
                                                                     38,239,151
                                                                 --------------
Software (0.6%)
Borland Software Corp.*^                             1,296,700       10,827,445
                                                                 --------------
Total Information Technology                                        214,515,277
                                                                 --------------
Materials (5.3%)
Chemicals (1.5%)
DuPont (E.I.) de Nemours & Co.                         641,400       27,451,920
                                                                 --------------
Metals & Mining (1.1%)
Alcoa, Inc.                                            588,600       19,771,074
                                                                 --------------
Paper & Forest Products (2.7%)
International Paper Co.                                698,500       28,226,385
Weyerhaeuser Co.                                       328,400       21,832,032
                                                                 --------------
                                                                     50,058,417
                                                                 --------------
Total Materials                                                      97,281,411
                                                                 --------------
Telecommunication Services (3.5%)
Diversified Telecommunication Services (3.5%)
SBC Communications, Inc.                               839,000       21,772,050
Sprint Corp.                                           919,900       18,517,587
Verizon Communications, Inc.                           571,100       22,489,918
                                                                 --------------
Total Telecommunication Services                                     62,779,555
                                                                 --------------
Utilities (0.3%)
Electric Utilities (0.3%)
Southern Co.                                           186,200        5,582,276
                                                                 --------------
Total Common Stocks (94.7%)
   (Cost $1,599,103,356)                                          1,724,875,455
                                                                 --------------

                                                    Principal
                                                      Amount
                                                   -----------
SHORT-TERM DEBT SECURITIES:
Short-Term Investments of Cash Collateral for
Securities Loaned (7.7%)
Cantor Fitzgerald Securities
   1.950%, 10/1/04                                 $25,000,000       25,000,000
Deutsche Bank NY
   1.976%, 2/22/05 (l)                               5,001,750        5,001,750
General Electric Capital Corp.
   1.979%, 5/12/06 (l)                               4,017,191        4,017,191
Giro Balanced Funding Corp.
   1.762%, 10/15/04                                 10,992,393       10,992,393
Goldman Sachs Group LP
   2.055%, 12/8/04 (l)                               1,000,000        1,000,000
Grampian Funding LLC
   1.880%, 10/1/04                                   4,999,739        4,999,739
Household Finance Corp.
   1.831%, 10/7/04                                   6,994,663        6,994,663
Lehman Brothers, Inc.
   1.895%, 10/1/04                                  31,122,324       31,122,324
Monumental Global Funding II
   1.617%, 7/6/05 (l)                                3,000,380        3,000,380
Morgan Stanley & Co.
   1.954%, 10/2/06 (l)                               5,000,000        5,000,000
   2.055%, 9/30/05 (l)                               1,000,000        1,000,000
Natexis Banques Populaires NY
   2.024%, 12/20/04 (l)                              4,999,128        4,999,128
New York Life Insurance Co.
   1.760%, 12/31/04 (l)                              4,000,000        4,000,000
Nomura Securities
   1.945%, 10/1/04                                  25,000,000       25,000,000
Westdeutsche Landesbank NY
   1.841%, 7/13/05 (l)                               8,996,371        8,996,371
                                                                 --------------
                                                                    141,123,939
                                                                 --------------
Time Deposit (4.1%)
JPMorgan Chase Nassau,
   1.26%, 10/1/04                                   75,341,734       75,341,734
                                                                 --------------
Total Short-Term Debt Securities (11.8%)
   (Amortized Cost $216,465,673)                                    216,465,673
                                                                 --------------
Total Investments (106.5%)
   (Cost/Amortized Cost $1,815,569,029)                           1,941,341,128
Other Assets Less Liabilities (-6.5%)                              (119,199,033)
                                                                 --------------
Net Assets (100%)                                                $1,822,142,095
                                                                 ==============

----------
*    Non-income producing.
^    All, or a portion of secuirty out on loan (See Note 1).
(l)  Floating Rate Security. Rate disclosed is as of September 30, 2004.

     Glossary:
     ADR - American Depositary Receipt

Investment security transactions for the nine months ended September 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities                   $   903,491,230
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities                       579,576,850

As of September 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation                          $  157,348,269
Aggregate gross unrealized depreciation                             (49,503,430)
                                                                 --------------
Net unrealized appreciation                                      $  107,844,839
                                                                 ==============

Federal income tax cost of investments                           $1,833,496,289
                                                                 ==============

At September 30, 2004, the Portfolio had loaned securities with a total value of $139,407,344. This was secured by collateral of $141,123,939 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the nine months ended September 30, 2004, the Portfolio incurred approximately $53,331 as brokerage commissions with Bernstein (Sanford C.) & Co., and $245,600 with Merrill Lynch & Co., affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $8,514,993 which expires in the year 2010.

                     See Notes to Portfolio of Investments.

EQ ADVISORS TRUST
EQ/MERCURY INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2004 (Unaudited)

                                                      Number of        Value
                                                        Shares        (Note 1)
                                                     -----------   ------------
COMMON STOCKS:
Australia and New Zealand (3.9%)
Australia (3.0%)
Australia & New Zealand Banking Group
   Ltd.                                                  542,792   $  7,478,120
Santos Ltd.                                            2,625,865     13,980,034
                                                                   ------------
                                                                     21,458,154
                                                                   ------------
New Zealand (0.9%)
Telecom Corp. of New Zealand Ltd.                      1,731,066      6,890,953
                                                                   ------------
Total Australia & New Zealand                                        28,349,107
                                                                   ------------
Japan (18.7%)
Asahi Breweries Ltd.^                                  1,125,500     11,457,706
Honda Motor Co., Ltd.^                                   335,400     16,250,383
Japan Tobacco, Inc.^                                       1,700     14,221,295
Mitsubishi Securities Co., Ltd.^                         496,000      4,779,313
Mitsubishi Tokyo Financial Group, Inc.                     1,605     13,382,888
NAMCO Ltd.^                                              211,000      2,393,050
NAMCO Ltd. (When Issued)*                                211,000      2,310,729
NTT DoCoMo, Inc.^                                          7,500     12,725,128
Promise Co., Ltd.^                                       219,250     14,342,807
Sekisui House Ltd.                                       646,000      6,166,057
Takeda Pharmaceutical Co., Ltd.^                         247,900     11,246,201
Toppan Printing Co., Ltd.^                               638,000      6,257,569
Toyota Motor Corp.                                       533,900     20,442,390
                                                                   ------------
                                                                    135,975,516
                                                                   ------------
Other European Countries (47.2%)
Belgium (1.4%)
Balgacom S.A.*                                           290,206     10,394,970
                                                                   ------------
France (11.9%)
Accor S.A.                                               202,496      7,892,071
BNP Paribas S.A.                                         240,632     15,540,976
Lafarge S.A.                                             119,119     10,422,781
Peugeot S.A.                                             158,115      9,740,390
Societe BIC S.A.                                         199,233      9,180,298
Total S.A.                                               125,126     25,486,780
Vinci S.A.^                                               69,312      7,975,822
                                                                   ------------
                                                                     86,239,118
                                                                   ------------
Germany (6.8%)
Adidas-Salomon AG                                         65,220      9,088,563
Deutsche Telekom AG (Registered)*                        587,335     10,869,104
E.On AG                                                  165,522     12,180,515
Hochtief AG                                              373,218      9,187,298
Linde AG                                                 142,720      8,217,692
                                                                   ------------
                                                                     49,543,172
                                                                   ------------
Ireland (2.0%)
Allied Irish Banks plc                                   865,218     14,507,110
                                                                   ------------
Italy (10.1%)
Banca Intesa S.p.A.                                    4,840,119     18,394,968
Capitalia S.p.A.^                                      3,499,983     12,867,057
Enel S.p.A.^                                           1,096,872      8,964,033
ENI S.p.A.                                               687,519     15,404,330

Fondiaria-Sai S.p.A.^                                    328,483      7,412,922
Telecom Italia S.p.A.                                  3,485,150     10,756,462
                                                                   ------------
                                                                     73,799,772
                                                                   ------------
Luxembourg (1.2%)
Arcelor                                                  487,065      9,001,429
                                                                   ------------
Netherlands (8.1%)
Aegon N.V.                                               657,200      7,084,984
Buhrmann N.V.^                                           770,448      5,808,361
ING Groep N.V. (CVA)                                     432,467     10,914,360
Koninklijke (Royal) Philips Electronics
   N.V.                                                  333,889      7,646,886
Koninklijke Ahold N.V.*                                1,230,485      7,855,268
TPG N.V.                                                 400,561      9,785,761
Vedior N.V. (CVA)                                        631,195      9,760,105
                                                                   ------------
                                                                     58,855,725
                                                                   ------------
Portugal (1.0%)
Electricidade de Portugal S.A.                         2,498,968      7,293,738
                                                                   ------------
Switzerland (4.7%)
Credit Suisse Group*                                     347,171     11,079,334
Holcim Ltd. (Registered)^                                127,575      6,727,648
Novartis AG (Registered)                                 223,585     10,420,955
Swiss Life Holdings*^                                     51,366      6,077,782
                                                                   ------------
                                                                     34,305,719
                                                                   ------------
Total Other European Countries                                      343,940,753
                                                                   ------------
Scandanavia (4.8%)
Finland (1.2%)
Stora Enso OYJ                                           655,040      8,851,529
                                                                   ------------
Norway (1.2%)
DNB NOR ASA^                                           1,130,917      8,946,198
                                                                   ------------
Sweden (2.4%)
Investor AB, Class B                                     765,657      8,150,657
Volvo AB, Class B^                                       259,680      9,167,023
                                                                   ------------
                                                                     17,317,680
                                                                   ------------
Total Scandanavia                                                    35,115,407
                                                                   ------------
Southeast Asia (1.2%)
Singapore (1.2%)
Neptune Orient Lines Ltd.                              5,285,000      8,852,281
                                                                   ------------
United Kingdom (19.9%)
Aviva plc                                                675,539      6,692,753
BAA plc                                                  911,578      9,130,230
BAE Systems plc                                        2,496,520     10,153,248
Barclays plc                                           1,656,017     15,882,209
Boots Group plc                                          790,578      9,184,384
Cadbury Schweppes plc                                    811,582      6,241,538
GlaxoSmithKline plc                                      608,526     13,114,784
Kesa Electricals plc                                   1,698,144      8,696,234
Royal Bank of Scotland Group plc                         507,046     14,643,689
Shell Transport & Trading Co.
   plc (Registered)                                    2,902,196     21,295,501
Smiths Group plc                                         827,990     11,117,298
Unilever plc                                             928,325      7,555,122
Vodafone Group plc                                     4,749,200     11,365,444
                                                                   ------------
                                                                    145,072,434
                                                                   ------------

Total Common Stocks (95.7%)
   (Cost $654,021,905)                                              697,305,498
                                                                   ------------

                                                      Principal
                                                        Amount
                                                     -----------
SHORT-TERM DEBT SECURITIES:
Short-Term Investments of Cash
   Collateral for Securities Loaned
   (12.6%)
Cantor Fitzgerald Securities
   1.915%, 10/1/04                                   $20,000,000     20,000,000
   1.950%, 10/1/04                                    15,000,000     15,000,000
General Electric Capital Corp.
   1.979%, 5/12/06 (l)                                 2,008,595      2,008,595
Grampian Funding LLC
   1.880%, 10/1/04                                     4,999,739      4,999,739
Lehman Brothers, Inc.
   1.895%, 10/1/04                                    14,898,663     14,898,663
National City Bank/Indiana
   1.876%, 11/7/05 (l)                                 9,994,354      9,994,354
Nomura Securities
   1.945%, 10/1/04                                    25,000,000     25,000,000
                                                                   ------------
                                                                     91,901,351
                                                                   ------------
Time Deposit (0.0%)
JPMorgan Chase Nassau,
   1.26%, 10/1/04                                         10,800         10,800
                                                                   ------------
Total Short-Term Debt Securities
   (12.6%)
   (Amortized Cost $91,912,151)                                      91,912,151
                                                                   ------------
Total Investments (108.3%)
   (Cost/Amortized Cost $745,934,056)                               789,217,649
Other Assets Less Liabilities (-8.3%)                               (60,756,849)
                                                                   ------------
Net Assets (100%)                                                  $728,460,800
                                                                   ============
Market Sector Diversification
As a Percentage of Total Equity
   Investments
Consumer Discretionary                                      12.7%
Consumer Staples                                             8.1
Energy                                                      10.9
Financials
   Capital Markets                             2.3
   Commercial Banks                           17.4
   Consumer Finance                            2.1
   Diversifield Financials Services            2.7
   Insurance                                   3.9
                                              ----
Total Financials                                            28.4
Health Care                                                  5.0
Industrials                                                 15.3
Information Technology                                       0.3
Materials                                                    6.2
Telecommunications Services                                  9.0
Utilities                                                    4.1
                                                     -----------
                                                           100.0%
                                                     ===========

----------
*    Non-income producing.
^    All, or a portion of security out on loan (See Note 1).
(l)  Floating Rate Security. Rate disclosed is as of September 30, 2004.

     Glossary:
     CVA - Dutch Certification

Investment security transactions for the nine months ended September 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities                     $343,928,509
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities                      331,155,508

As of September 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation                            $ 65,449,173
Aggregate gross unrealized depreciation                             (26,867,425)
                                                                   ------------
Net unrealized appreciation                                        $ 38,581,748
                                                                   ============

Federal income tax cost of investments                             $750,635,901
                                                                   ============

At September 30, 2004, the Portfolio had loaned securites with a total value of $88,010,720. This was secured by collateral of $91,901,351 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the nine months ended September 30, 2004, the Portfolio incurred approximately $8,714 as brokerage commissions with Bernstein (Sanford C.) & Co. and $16,293 with Merrill Lynch & Co., affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $134,595,497, of which $4,407,012 expires in the year 2008, $67,424,372 expires in the year 2009, and $62,764,113 expires in the year 2010.

Included in the capital loss carryforward amounts above are $42,956,563 of the losses acquired from EQ/T. Rowe Price International Portfolio as a result of the reorganizations during the year ended 2003. Certain capital loss carryforward may be subject to limitation on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

                     See Notes to Portfolio of Investments.

EQ ADVISORS TRUST
EQ/MFS EMERGING GROWTH COMPANIES PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2004 (Unaudited)

                                                     Number of        Value
                                                       Shares       (Note 1)
                                                     ---------   --------------
COMMON STOCKS:
Consumer Discretionary (20.1%)
Hotels, Restaurants & Leisure (3.8%)
Carnival Corp.                                         227,960   $   10,780,228
Cheesecake Factory, Inc.*^                              47,120        2,045,008
Four Seasons Hotels, Inc.                               30,250        1,939,025
International Game Technology                          107,850        3,877,208
Royal Caribbean Cruises Ltd.^                          229,220        9,993,992
Starbucks Corp.*                                        39,140        1,779,304
WMS Industries, Inc.*^                                 103,800        2,666,622
Wynn Resorts Ltd.*^                                     11,000          568,590
                                                                 --------------
                                                                     33,649,977
                                                                 --------------
Internet & Catalog Retail (3.0%)
eBay, Inc.*                                            208,990       19,214,541
IAC/InterActiveCorp*^                                  345,656        7,611,345
                                                                 --------------
                                                                     26,825,886
                                                                 --------------
Media (9.1%)
Citadel Broadcasting Corp.*^                           247,600        3,174,232
Comcast Corp., Special Class A*                        179,140        5,001,589
EchoStar Communications Corp., Class A*                343,100       10,677,272
Fox Entertainment Group, Inc., Class A*                 79,900        2,216,426
Getty Images, Inc.*^                                   223,720       12,371,716
Grupo Televisa S.A. (ADR)                              110,570        5,830,356
Meredith Corp.                                          86,440        4,441,287
News Corp., Ltd. (Preferred ADR)                       141,330        4,427,869
NTL, Inc.*^                                            275,453       17,097,368
Playboy Enterprises, Inc., Class B*^                   119,050        1,195,262
Viacom, Inc., Class B                                  127,870        4,291,317
Walt Disney Co.                                        231,730        5,225,511
Westwood One, Inc.*                                    272,770        5,392,663
                                                                 --------------
                                                                     81,342,868
                                                                 --------------
Multiline Retail (1.5%)
Family Dollar Stores, Inc.                             198,790        5,387,209
Target Corp.                                           182,080        8,239,120
                                                                 --------------
                                                                     13,626,329
                                                                 --------------
Specialty Retail (1.6%)
Best Buy Co., Inc.                                      25,100        1,361,424
Chico's FAS, Inc.*^                                     58,800        2,010,960
Petsmart, Inc.^                                         58,170        1,651,446
Staples, Inc.                                           77,630        2,314,927
Tiffany & Co.                                          215,780        6,633,077
                                                                 --------------
                                                                     13,971,834
                                                                 --------------
Textiles, Apparel & Luxury Goods (1.1%)
Coach, Inc.*                                            55,340        2,347,523

Nike, Inc., Class B                                     97,080        7,649,904
                                                                 --------------
                                                                      9,997,427
                                                                 --------------
Total Consumer Discretionary                                        179,414,321
                                                                 --------------
Consumer Staples (3.5%)
Beverages (1.1%)
Anheuser-Busch Cos., Inc.                               90,430        4,516,978
PepsiCo, Inc.                                          104,200        5,069,330
                                                                 --------------
                                                                      9,586,308
                                                                 --------------
Food & Staples Retailing (2.2%)
CVS Corp.                                              161,460        6,802,310
Wal-Mart de Mexico S.A. de C.V., Series V (ADR)        542,420        1,838,591
Walgreen Co.                                           324,410       11,623,610
                                                                 --------------
                                                                     20,264,511
                                                                 --------------
Household Products (0.2%)
Colgate-Palmolive Co.                                   33,200        1,499,976
                                                                 --------------
Total Consumer Staples                                               31,350,795
                                                                 --------------
Energy (2.7%)
Energy Equipment & Services (2.7%)
BJ Services Co.                                        154,170        8,080,050
Cooper Cameron Corp.*                                   62,260        3,414,338
GlobalSantaFe Corp.                                    212,410        6,510,366
Smith International, Inc.*^                            106,760        6,483,535
                                                                 --------------
Total Energy                                                         24,488,289
                                                                 --------------
Financials (3.7%)
Capital Markets (2.5%)
Ameritrade Holding Corp.*                              307,130        3,688,632
Goldman Sachs Group, Inc.                               28,600        2,666,664
Investors Financial Services Corp.^                    100,270        4,525,185
Legg Mason, Inc.^                                      205,545       10,949,382
                                                                 --------------
                                                                     21,829,863
                                                                 --------------
Consumer Finance (1.2%)
American Express Co.                                   215,390       11,083,969
                                                                 --------------
Total Financials                                                     32,913,832
                                                                 --------------
Health Care (29.2%)
Biotechnology (8.1%)
Amgen, Inc.*                                           148,880        8,438,518
Celgene Corp.*^                                        129,400        7,534,962
Gen-Probe, Inc.*^                                      133,920        5,339,390
Genentech, Inc.*                                        76,940        4,033,195
Genzyme Corp.*                                         275,348       14,981,685
Gilead Sciences, Inc.*                                 394,400       14,742,672
ImClone Systems, Inc.*^                                105,350        5,567,747
Invitrogen Corp.*^                                      38,230        2,102,268
MedImmune, Inc.*                                       268,690        6,367,953
Neurocrine Biosciences, Inc.*^                          68,850        3,246,966
                                                                 --------------
                                                                     72,355,356
                                                                 --------------
Health Care Equipment & Supplies (12.7%)
Alcon, Inc.                                             73,220        5,872,244

Bard (C.R.), Inc.                                       79,500        4,502,085
Baxter International, Inc.                             276,700        8,898,672
Cytyc Corp.*                                           871,370       21,043,586
Dentsply International, Inc.                           130,400        6,772,976
Fisher Scientific International, Inc.*^                243,592       14,208,721
Guidant Corp.                                          239,280       15,802,051
Medtronic, Inc.                                        272,950       14,166,105
Millipore Corp.*                                       193,470        9,257,540
Synthes, Inc.                                           15,100        1,644,590
Waters Corp.*                                          255,430       11,264,463
                                                                 --------------
                                                                    113,433,033
                                                                 --------------
Health Care Providers & Services (1.3%)
Community Health Systems, Inc.*                        140,270        3,742,404
HCA, Inc.                                              214,500        8,183,175
                                                                 --------------
                                                                     11,925,579
                                                                 --------------
Pharmaceuticals (7.1%)
Allergan, Inc.                                         134,820        9,781,191
Elan Corp. plc (ADR)*^                                 177,920        4,163,328
Eli Lilly & Co.                                         58,540        3,515,327
Endo Pharmaceuticals Holdings, Inc.*^                   68,380        1,255,457
Johnson & Johnson                                      262,140       14,766,346
Medicis Pharmaceutical Corp., Class A^                 361,960       14,130,919
Novartis AG (Registered)                               155,130        7,230,372
Roche Holding AG                                        80,410        8,306,951
                                                                 --------------
                                                                     63,149,891
                                                                 --------------
Total Health Care                                                   260,863,859
                                                                 --------------
Industrials (6.5%)
Air Freight & Logistics (0.4%)
Expeditors International of Washington, Inc.            62,800        3,246,760
                                                                 --------------
Airlines (0.4%)
JetBlue Airways Corp.*^                                176,340        3,689,033
                                                                 --------------
Commercial Services & Supplies (3.7%)
Apollo Group, Inc., Class A*                            65,170        4,781,523
ARAMARK Corp., Class B                                 273,910        6,612,187
Career Education Corp.*^                               258,250        7,342,048
Corporate Executive Board Co.^                          68,680        4,205,963
Manpower, Inc.                                          87,560        3,895,544
Robert Half International, Inc.^                       109,730        2,827,742
Strayer Education, Inc.^                                31,590        3,633,166
                                                                 --------------
                                                                     33,298,173
                                                                 --------------
Industrial Conglomerates (1.1%)
Tyco International Ltd.                                321,070        9,844,006
                                                                 --------------
Machinery (0.9%)
Illinois Tool Works, Inc.                               89,880        8,374,120
                                                                 --------------
Total Industrials                                                    58,452,092
                                                                 --------------

Information Technology (24.2%)
Communications Equipment (3.5%)
Cisco Systems, Inc.*                                   424,176        7,677,586
Comverse Technology, Inc.*                             423,520        7,974,882
Harris Corp.                                            78,310        4,302,351
Juniper Networks, Inc.*                                125,432        2,960,195
Nokia OYJ (ADR)                                        599,390        8,223,631
                                                                 --------------
                                                                     31,138,645
                                                                 --------------
Computers & Peripherals (3.2%)
Apple Computer, Inc.*                                  127,080        4,924,350
Dell, Inc.*                                            453,190       16,133,564
EMC Corp.*                                             165,000        1,904,100
Lexmark International, Inc., Class A*                   41,780        3,509,938
Network Appliance, Inc.*                               106,900        2,458,700
                                                                 --------------
                                                                     28,930,652
                                                                 --------------
Electronic Equipment & Instruments (0.2%)
National Instruments Corp.^                             61,780        1,870,081
                                                                 --------------
Internet Software & Services (2.8%)
Akamai Technologies, Inc.*^                            201,250        2,827,562
Softbank Corp.^                                        102,100        4,733,757
Yahoo!, Inc.*                                          508,390       17,239,505
                                                                 --------------
                                                                     24,800,824
                                                                 --------------
IT Services (3.3%)
Alliance Data Systems Corp.*                           256,450       10,401,612
Ceridian Corp.*                                        228,940        4,214,785
DST Systems, Inc.*^                                    251,640       11,190,431
Paychex, Inc.                                          121,940        3,676,491
                                                                 --------------
                                                                     29,483,319
                                                                 --------------
Semiconductors & Semiconductor Equipment (2.1%)
Analog Devices, Inc.                                    96,900        3,757,782
Integrated Circuit Systems, Inc.*                       79,800        1,715,700
Marvell Technology Group Ltd.*                         221,400        5,785,182
PMC-Sierra, Inc.*                                      333,800        2,940,778
Samsung Electronics Co., Ltd. (GDR)(S)^(b)               6,600        1,306,800
Silicon Laboratories, Inc.*                             13,200          436,788
Xilinx, Inc.                                           113,900        3,075,300
                                                                 --------------
                                                                     19,018,330
                                                                 --------------
Software (9.1%)
Amdocs Ltd.*                                           627,100       13,689,593
Electronic Arts, Inc.*                                 211,660        9,734,243
Mercury Interactive Corp.*                             274,440        9,572,467
Microsoft Corp.                                        398,360       11,014,654
Nintendo Co., Ltd.^                                     27,300        3,338,965
Red Hat, Inc.*^                                        578,590        7,081,942
SAP AG (ADR)                                            79,430        3,093,798
Symantec Corp.*                                        185,010       10,153,349
VERITAS Software Corp.*                                766,490       13,643,522
                                                                 --------------
                                                                     81,322,533
                                                                 --------------
Total Information Technology                                        216,564,384
                                                                 --------------

Materials (0.4%)
Metals & Mining (0.4%)
Aber Diamond Corp.*(b)(n)                               29,100        1,001,617
Cia Vale do Rio Doce (ADR)                             132,930        2,986,937
                                                                 --------------
Total Materials                                                       3,988,554
                                                                 --------------
Telecommunication Services (7.1%)
Wireless Telecommunication Services (7.1%)
Alamosa Holdings, Inc.*^                               347,130        2,652,073
America Movil S.A. de C.V. (ADR)                       228,170        8,905,475
American Tower Corp., Class A*^                      1,078,780       16,559,273
Crown Castle International Corp.*^                     487,120        7,248,345
Nextel Communications, Inc., Class A*                  261,570        6,235,829
Spectrasite, Inc.*^                                    247,080       11,489,220
Vodafone Group plc (ADR)                               413,651        9,973,126
                                                                 --------------
Total Telecommunication Services                                     63,063,341
                                                                 --------------
Total Common Stocks (97.4%)
   (Cost $805,123,166)                                              871,099,467
                                                                 --------------

                                                    Principal
                                                      Amount
                                                   -----------

SHORT-TERM DEBT SECURITIES:
Government Security (2.5%)
Federal Home Loan Bank
   (Discount Note), 10/1/04                        $22,344,000       22,342,976
                                                                 --------------
Short-Term Investments of Cash Collateral
   for Securities Loaned (16.6%)
Blue Heron Funding Ltd.
   2.020%, 5/27/05 (l)                              10,000,000       10,000,000
Cantor Fitzgerald Securities
   1.95%, 10/1/04                                   25,000,000       25,000,000
Deutsche Bank AG
   1.975%, 2/22/05 (l)                               1,500,482        1,500,482
General Electric Capital Corp.
   1.979%, 5/12/06 (l)                               4,017,191        4,017,191
Giro Balanced Funding Corp.
   1.762%, 10/15/04                                  9,985,822        9,985,822
Goldman Sachs Group LP
   2.055%, 12/8/04 (l)                               1,000,000        1,000,000
Grampian Funding LLC
   1.880%, 10/1/04                                   4,999,739        4,999,739
Household Finance Corp.
   1.831%, 10/7/04                                   6,994,663        6,994,663
Lehman Brothers, Inc.
   1.895%, 10/1/04                                  20,178,742       20,178,742
Monumental Global Funding II
   1.61%, 7/6/05 (l)                                 2,000,253        2,000,253
Morgan Stanley & Co.
   2.055%, 9/30/05 (l)                              10,000,000       10,000,000
National City Bank/Indiana
   1.876%, 11/7/05 (l)                               9,994,354        9,994,354

New York Life Insurance Co.
   1.760%, 12/31/04 (l)                              2,000,000        2,000,000
Nomura Securities
   1.945%, 10/1/04                                  25,000,000       25,000,000
Nordeutsche Landesbank NY
   1.855%, 3/30/06                                   7,991,796        7,991,796
Westdeutsche Landesbank NY
   1.840%, 6/22/05 (l)                               7,996,774        7,996,774
                                                                 --------------
                                                                    148,659,816
                                                                 --------------
Time Deposit (0.0%)
JPMorgan Chase Nassau,
   1.26%, 10/1/04                                          937              937
                                                                 --------------
Total Short-Term Debt Securities (19.1%)
   (Amortized Cost $171,003,729)                                    171,003,729
                                                                 --------------
Total Investments (116.5%)
   (Cost/Amortized Cost $976,126,895)                             1,042,103,196
Other Assets Less Liabilities (-16.5%)                             (147,921,043)
                                                                 --------------
Net Assets (100%)                                                $  894,182,153
                                                                 ==============

----------
*    Non-income producing.
^    All, or a portion of security out on loan (See Note 1).
(S) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may only be resold to qualified institutional buyers . At September 30, 2004, the market value of this security amounted to $1,306,800 or 0.15% of net assets.
(b)  Illiquid security.
(l)  Floating Rate Security. Rate disclosed is as of September 30, 2004.
(n) Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

     Glossary:
     ADR - American Depositary Receipt
     GDR - Global Depositary Receipt

Investment security transactions for the nine months ended September 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities                     $756,170,170
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities                      827,583,768

As of September 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation                          $   84,594,661
Aggregate gross unrealized depreciation                             (39,196,524)
                                                                 --------------
Net unrealized appreciation                                      $   45,398,137
                                                                 ==============
Federal income tax cost of investments                           $  996,705,059
                                                                 ==============

At September 30, 2004, the Portfolio had loaned securities with a total value of $144,270,729. This was secured by collateral of $148,659,816 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the nine months ended September 30, 2004, the Portfolio incurred approximately $1,436 as brokerage commissions with Advest, Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $1,080,919,031, of which $599,155,945 expires in the year 2009, $430,153,032 in the year 2010 and
$51,610,054 expires in the year 2011.

                     See Notes to Portfolio of Investments.

EQ ADVISORS TRUST
EQ/MFS INVESTORS TRUST PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2004 (Unaudited)

                                                      Number of        Value
                                                        Shares        (Note 1)
                                                     -----------   ------------
COMMON STOCKS:
Consumer Discretionary (9.7%)
Automobiles (0.9%)
Harley-Davidson, Inc.                                     49,250   $  2,927,420
                                                                   ------------

Hotels, Restaurants & Leisure (1.0%)
Carnival Corp.                                            67,000      3,168,430
                                                                   ------------

Internet & Catalog Retail (0.9%)
eBay, Inc.*                                               29,500      2,712,230
                                                                   ------------

Media (3.7%)
Comcast Corp., Class A*                                  100,191      2,829,394
Cox Radio, Inc., Class A*                                 10,300        153,676
Fox Entertainment Group, Inc., Class A*                  118,530      3,288,022
Viacom, Inc., Class B                                     90,822      3,047,986
Walt Disney Co.                                          100,600      2,268,530
                                                                   ------------
                                                                     11,587,608
                                                                   ------------
Multiline Retail (1.4%)
Target Corp.                                              99,540      4,504,185
                                                                   ------------

Specialty Retail (1.8%)
Gap, Inc.^                                               135,900      2,541,330
TJX Cos., Inc.                                           139,570      3,076,123
                                                                   ------------
                                                                      5,617,453
                                                                   ------------
Total Consumer Discretionary                                         30,517,326
                                                                   ------------

Consumer Staples (8.9%)
Beverages (2.1%)
Anheuser-Busch Cos., Inc.                                 45,300      2,262,735
PepsiCo, Inc.                                             92,023      4,476,919
                                                                   ------------
                                                                      6,739,654
                                                                   ------------
Food & Staples Retailing (1.1%)
CVS Corp.                                                 78,230      3,295,830
                                                                   ------------
Food Products (1.1%)
General Mills, Inc.                                       73,760      3,311,824
                                                                   ------------

Household Products (4.6%)
Colgate-Palmolive Co.                                     91,100      4,115,898
Kimberly-Clark Corp.                                      55,150      3,562,139
Procter & Gamble Co.                                      65,100      3,523,212
Reckitt Benckiser plc                                    134,970      3,306,941
                                                                   ------------
                                                                     14,508,190
                                                                   ------------
Total Consumer Staples                                               27,855,498
                                                                   ------------

Energy (9.0%)
Energy Equipment & Services (2.8%)
Halliburton Co.                                          110,550      3,724,430
Noble Corp.*                                              82,900      3,726,355
Schlumberger Ltd.                                         22,190      1,493,609
                                                                   ------------
                                                                      8,944,394
                                                                   ------------

Oil & Gas (6.2%)
BP plc (ADR)                                             154,534      8,890,341
EnCana Corp. (New York Exchange)                          32,470      1,503,361
EOG Resources, Inc.                                       24,670      1,624,519
Total S.A. (ADR)^                                         36,740      3,753,726
Unocal Corp.                                              82,770      3,559,110
                                                                   ------------
                                                                     19,331,057
                                                                   ------------
Total Energy                                                         28,275,451
                                                                   ------------

Financials (16.6%)
Capital Markets (2.8%)
Goldman Sachs Group, Inc.                                 31,150      2,904,426
Legg Mason, Inc.^                                         43,740      2,330,030
Merrill Lynch & Co., Inc.                                 68,330      3,397,367
                                                                   ------------
                                                                      8,631,823
                                                                   ------------
Commercial Banks (3.4%)
Bank of America Corp.                                    136,000      5,892,880
Wells Fargo & Co.                                         78,390      4,674,396
                                                                   ------------
                                                                     10,567,276
                                                                   ------------
Consumer Finance (2.2%)
American Express Co.                                      94,250      4,850,105
MBNA Corp.                                                85,000      2,142,000
                                                                   ------------
                                                                      6,992,105
                                                                   ------------
Diversified Financial Services (3.4%)
Citigroup, Inc.                                           79,553      3,509,878
JPMorgan Chase & Co.                                     178,600      7,095,778
                                                                   ------------
                                                                     10,605,656
                                                                   ------------
Insurance (2.7%)
American International Group, Inc.                       107,630      7,317,764
Hartford Financial Services Group, Inc.                   19,980      1,237,361
                                                                   ------------
                                                                      8,555,125
                                                                   ------------
Thrifts & Mortgage Finance (2.1%)
Countrywide Financial Corp.                               65,400      2,576,106
Fannie Mae                                                13,640        864,776
Freddie Mac                                               48,400      3,157,616
                                                                   ------------
                                                                      6,598,498
                                                                   ------------
Total Financials                                                     51,950,483
                                                                   ------------

Health Care (14.8%)
Biotechnology (2.0%)
Amgen, Inc.*                                              43,100      2,442,908
Genzyme Corp.*                                            68,630      3,734,158
                                                                   ------------
                                                                      6,177,066
                                                                   ------------
Health Care Equipment & Supplies (3.9%)
Baxter International, Inc.                                99,150      3,188,664
Boston Scientific Corp.*                                  35,300      1,402,469
Guidant Corp.                                             53,640      3,542,385
Medtronic, Inc.                                           63,200      3,280,080
Synthes, Inc.                                              6,700        729,719
                                                                   ------------
                                                                     12,143,317
                                                                   ------------
Health Care Providers & Services (0.8%)
HCA, Inc.                                                 63,960      2,440,074
                                                                   ------------

Pharmaceuticals (8.1%)
Abbott Laboratories                                       81,800      3,465,048
Allergan, Inc.                                            24,980      1,812,299
Eli Lilly & Co.                                           47,820      2,871,591
Johnson & Johnson                                        215,288     12,127,173
Roche Holding AG                                          30,330      3,133,315

Wyeth                                                     57,630      2,155,362
                                                                   ------------
                                                                     25,564,788
                                                                   ------------
Total Health Care                                                    46,325,245
                                                                   ------------

Industrials (15.0%)
Aerospace & Defense (4.4%)
Lockheed Martin Corp.                                    106,590      5,945,590
United Technologies Corp.                                 82,370      7,691,711
                                                                   ------------
                                                                     13,637,301
                                                                   ------------
Air Freight & Logistics (2.3%)
FedEx Corp.                                               34,260      2,935,739
United Parcel Service, Inc./Georgia, Class B              57,400      4,357,808
                                                                   ------------
                                                                      7,293,547
                                                                   ------------
Building Products (0.9%)
Masco Corp.                                               80,600      2,783,118
                                                                   ------------

Commercial Services & Supplies (0.4%)
ARAMARK Corp., Class B^                                   53,490      1,291,249
                                                                   ------------

Industrial Conglomerates (4.7%)
General Electric Co.                                     263,541      8,849,707
Tyco International Ltd.                                  194,830      5,973,488
                                                                   ------------
                                                                     14,823,195
                                                                   ------------
Machinery (2.3%)
Caterpillar, Inc.                                         43,800      3,523,710
Eaton Corp.                                               37,780      2,395,630
Illinois Tool Works, Inc.                                 15,150      1,411,525
                                                                   ------------
                                                                      7,330,865
                                                                   ------------
Total Industrials                                                    47,159,275
                                                                   ------------

Information Technology (14.4%)
Communications Equipment (3.3%)
Cisco Systems, Inc.*                                     357,798      6,476,144
Telefonaktiebolaget LM Ericsson (ADR)*^                  126,000      3,936,240
                                                                   ------------
                                                                     10,412,384
                                                                   ------------
Computers & Peripherals (3.5%)
Apple Computer, Inc.*                                     64,600      2,503,250
Dell, Inc.*                                              132,660      4,722,696
EMC Corp.*                                               144,800      1,670,992
Lexmark International, Inc., Class A*                     24,600      2,066,646
                                                                   ------------
                                                                     10,963,584
                                                                   ------------
Internet Software & Services (0.8%)
Yahoo!, Inc.*                                             74,500      2,526,295
                                                                   ------------

IT Services (1.3%)
Accenture Ltd., Class A*                                 120,690      3,264,665
Fiserv, Inc.*                                             22,360        779,470
                                                                   ------------
                                                                      4,044,135
                                                                   ------------
Semiconductors & Semiconductor Equipment (0.9%)
Analog Devices, Inc.                                      76,890      2,981,794
                                                                   ------------

Software (4.6%)
Amdocs Ltd.*                                              77,000      1,680,910
Electronic Arts, Inc.*                                    31,400      1,444,086
Microsoft Corp.                                          184,816      5,110,162
Oracle Corp.*                                            301,200      3,397,536
Red Hat, Inc.*^                                           53,600        656,064

VERITAS Software Corp.*                                  114,280      2,034,184
                                                                   ------------
                                                                     14,322,942
                                                                   ------------
Total Information Technology                                         45,251,134
                                                                   ------------

Materials (4.7%)
Chemicals (4.7%)
Dow Chemical Co.                                         102,040      4,610,167
DuPont (E.I.) de Nemours & Co.                            67,160      2,874,448
Monsanto Co.                                              62,690      2,283,170
PPG Industries, Inc.                                      28,730      1,760,574
Praxair, Inc.                                             75,020      3,206,355
                                                                   ------------
Total Materials                                                      14,734,714
                                                                   ------------

Telecommunication Services (2.5%)
Diversified Telecommunication Services (1.2%)
Sprint Corp.                                             188,940      3,803,362
                                                                   ------------

Wireless Telecommunication Services (1.3%)
Vodafone Group plc (ADR)                                 163,169      3,934,005
                                                                   ------------
Total Telecommunication Services                                      7,737,367
                                                                   ------------

Utilities (1.9%)
Electric Utilities (1.0%)
Entergy Corp.                                             11,790        714,592
Exelon Corp.                                              60,200      2,208,738
                                                                   ------------
                                                                      2,923,330
                                                                   ------------
Multi-Utilities & Unregulated Power (0.9%)
Dominion Resources, Inc.                                  44,760      2,920,590
                                                                   ------------
Total Utilities                                                       5,843,920
                                                                   ------------

Total Common Stocks (97.5%)
   (Cost $285,766,513)                                              305,650,413
                                                                   ------------

                                                      Principal
                                                        Amount
                                                     -----------
SHORT-TERM DEBT SECURITIES:
Government Security (3.2%)
Federal Home Loan Bank
   (Discount Note), 10/1/04                          $10,216,000     10,215,532
                                                                   ------------

Short-Term Investments of Cash Collateral for
   Securities Loaned (4.2%)
Lehman Brothers, Inc.
   1.895%, 10/1/04                                    13,024,572     13,024,572
                                                                   ------------

Time Deposit (0.0%)
JPMorgan Chase Nassau,
   1.26%, 10/1/04                                          3,220          3,220
                                                                   ------------
Total Short-Term Debt Securities (7.4%)
   (Amortized Cost $23,243,324)                                      23,243,324
                                                                   ------------
Total Investments (104.9%)
   (Cost/Amortized Cost $309,009,837)                               328,893,737
Other Assets Less Liabilities (-4.9%)                               (15,427,916)
                                                                   ------------
Net Assets (100%)                                                  $313,465,821
                                                                   ============

----------
*    Non-income producing.
^    All, or a portion of security out on loan (See Note 1).

     Glossary:
     ADR - American Depositary Receipt

Investment security transactions for the nine months ended September 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities                     $232,264,136
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities                      229,067,732

As of September 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation                            $ 19,098,863
Aggregate gross unrealized depreciation                              (6,830,141)
                                                                   ------------
Net unrealized appreciation                                        $ 12,268,722
                                                                   ============

Federal income tax cost of investments                             $316,625,015
                                                                   ============

At September 30, 2004, the Portfolio had loaned securities with a total value of $12,722,367. This was secured by collateral of $13,024,572 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $63,744,894, or which $836,647 expires in the year 2007, $146,486 expires in the year 2008, $29,385,246 expires in the year 2009, $31,544,056 expires in the year 2010, and $1,832,459 expires in the year 2011.

                     See Notes to Portfolio of Investments.

EQ ADVISORS TRUST
EQ/MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2004 (Unaudited)

                                                     Principal         Value
                                                       Amount        (Note 1)
                                                    -----------   --------------
SHORT-TERM DEBT SECURITIES:
Certificates of Deposit (28.6%)
Banco Bilbao Vizcaya Argentina S.A.
   1.66%, 11/22/04                                  $23,000,000   $   23,000,165
Bank of Nova Scotia
   1.63%, 11/3/04                                     9,000,000        9,000,000
Branch Banking & Trust Co.
   1.56%, 10/1/04                                    23,000,000       23,000,000
Citibank N.A.
   1.68%, 11/23/04                                   15,000,000       15,000,000
Credit Suisse First Boston
   1.85%, 11/29/04                                   22,000,000       22,000,000
Dexia
   1.73%, 11/8/04                                    27,000,000       27,000,000
Fortis Bank
   1.15%, 10/15/04                                   22,482,484       22,496,108
HSH Nordbank AG
   1.88%, 1/24/05                                    11,200,000       11,200,000
LandesBank Baden Wuerttemberg
   1.37%, 10/15/04                                   10,000,000       10,000,019
Landesbank Hessen-Thueringen Girozentrale
   1.66%, 11/18/04                                   42,000,000       42,000,140
Nordbanken AB
   1.85%, 2/1/05                                     12,500,000       12,500,000
Southtrust Bank NA
   1.51%, 10/12/04                                   22,000,000       22,000,000
State Street Bank & Trust Co.
   1.64%, 11/8/04                                    70,000,000       70,000,000
Toronto Dominion Bank Ltd.
   1.63%, 10/26/04                                   23,000,000       23,000,000
Washington Mutual Bank FA
   1.64%, 10/26/04                                   10,800,000       10,800,000
   1.72%, 11/19/04                                   10,000,000       10,000,000
Wells Fargo Bank
   1.77%, 11/3/04                                    50,000,000       50,000,000
   1.69%, 11/9/04                                    20,000,000       20,000,000
Westdeutsche Landesbank
   1.59%, 10/20/04                                   14,000,000       14,000,000
   1.76%, 12/17/04                                   13,000,000       13,000,000
                                                                  --------------
                                                                     449,996,432
                                                                  --------------
Commercial Paper (57.0%)
Bank of America Corp.
   1.56%, 11/8/04                                     8,000,000        7,986,489
   1.85%, 12/20/04                                   35,600,000       35,452,062
Banque & Caisse Epargne Etat
   1.67%, 11/10/04                                   25,495,000       25,446,560
   1.76%, 12/9/04                                    25,000,000       24,914,708
   1.96%, 1/28/05                                    25,000,000       24,838,028
Barclays U.S. Funding Corp.
   1.81%, 11/26/04                                   45,000,000       44,871,201
   1.77%, 12/8/04                                    25,000,000       24,915,472

Calyon North America, Inc.
   1.76%, 12/9/04                                    40,000,000       39,863,533
CBA (Delware) Finance, Inc.
   1.32%, 10/5/04                                    27,000,000       26,995,050
Citigroup Global Markets Holdings, Inc.
   1.49%, 10/19/04                                   29,500,000       29,476,843
   1.70%, 11/1/04                                    24,200,000       24,163,532
Danske Corp.
   1.50%, 10/25/04                                    8,700,000        8,690,952
Deutsche Bank Financial, Inc.
   1.69%, 11/10/04                                   12,300,000       12,276,425
DNB NOR Bank ASA
   1.45%, 10/12/04                                   22,000,000       21,989,379
DuPont (E.I.) de Nemours & Co.
   1.68%, 11/9/04                                    22,500,000       22,458,074
General Electric Capital Corp.
   1.53%, 10/20/04                                   25,000,000       24,978,757
   1.66%, 11/9/04                                    35,000,000       34,935,542
   1.78%, 12/8/04                                    10,000,000        9,966,000
HBOS Treasury Services plc
   1.57%, 11/2/04                                    13,600,000       13,580,416
   1.60%, 11/10/04                                   16,700,000       16,669,569
HSBC Bank USA, Inc.
   1.60%, 11/9/04                                    23,000,000       22,959,137
   1.80%, 12/13/04                                   49,500,000       49,317,318
ING America Insurance Holdings
   1.75%, 11/16/04                                    8,500,000        8,480,667
ING U.S. Funding LLC
   1.29%, 10/7/04                                    14,000,000       13,996,500
Le Mouvement des caisses Desjardins
   1.72%, 12/1/04                                    20,900,000       20,838,380
Metlife Funding, Inc.
   1.66%, 11/8/04                                    20,000,000       19,964,111
Natexis Banques Populaires
   1.52%, 10/18/04                                    2,500,000        2,498,099
   1.65%, 11/22/04                                   10,000,000        9,975,733
Nationwide Building Society
   1.14%, 10/4/04                                    19,800,000       19,797,492
Norddeutsche Landesbank
   (Zero Rate), 10/1/04                              34,700,000       34,700,000
Nordea N.A.
   1.60%, 11/12/04                                   14,500,000       14,472,257
   1.75%, 11/18/04                                    8,000,000        7,980,960
Rabobank USA Finance Corp.
   (Zero Rate), 10/1/04                              35,000,000       35,000,000
Santander Central Hispano Finance, Inc.
   1.61%, 11/10/04                                   10,000,000        9,981,722
   1.84%, 12/13/04                                   12,000,000       11,954,740
Swedbank AB
   1.77%, 12/9/04                                    22,000,000       21,924,521
Toyota Motor Credit Corp.
   1.61%, 11/15/04                                   40,000,000       39,918,000
Toyota Motor Sales Corp.
   1.46%, 10/13/04                                   25,000,000       24,986,833
UBS Finance (Del) LLC
   (Zero Rate), 10/1/04                              54,150,000       54,150,000
                                                                  --------------
                                                                     897,365,062
                                                                  --------------

Fixed Rate Securities (0.9%)
Bank of America N.A.
   1.62%, 10/28/04                                   13,800,000       13,800,000
                                                                  --------------
Government Securities (11.9%)
European Investment Bank
   (Discount Note), 10/6/04                          17,700,000       17,696,312
Federal Home Loan Bank
   6.82%, 12/10/04                                    9,000,000        9,096,859
Federal Home Loan Mortgage Corp.
   (Discount Note), 10/12/04                         95,700,000       95,650,588
   3.25%, 11/15/04                                   15,000,000       15,039,146
Federal National Mortgage Association
   (Discount Note), 10/5/04                          50,000,000       49,990,722
                                                                  --------------
                                                                     187,473,627
                                                                  --------------
Time Deposit (0.0%)
JPMorgan Chase Nassau,
   1.26%, 10/1/04                                       112,569          112,569
                                                                  --------------
Variable Rate Securities (1.6%)
Royal Bank of Scotland
   1.74%, 6/20/05(l)                                  8,000,000        7,998,249
U.S. Bank NA
   1.62%, 1/4/05(l)                                  17,500,000       17,499,245
                                                                  --------------
                                                                      25,497,494
                                                                  --------------
Total Short-Term Debt Securities (100.0%)
   (Amortized Cost $1,574,245,184) (o)                             1,574,245,184
Other Assets Less Liabilities (0.0%)                                     310,305
                                                                  --------------
Net Assets (100%)                                                 $1,574,555,489
                                                                  ==============

----------
(l) Floating Rate Security. Rate disclosed is as September 30, 2004.
(o) Federal Income Tax Basis is the same as for financial reporting purposes.

The Portfolio has a net capital loss carryforward of $98,159 which expires in the year 2009.

                     See Notes to Portfolio of Investments.

EQ ADVISORS TRUST
EQ/MONY DIVERSIFIED PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2004 (Unaudited)

                                                         Number of      Value
                                                           Shares     (Note 1)
                                                         ---------   ----------
COMMON STOCKS:
Consumer Discretionary (14.2%)
Automobiles (1.5%)
Harley-Davidson, Inc.                                          150   $    8,916
Toyota Motor Corp. (ADR)                                       200       15,276
                                                                     ----------
                                                                         24,192
                                                                     ----------
Hotels, Restaurants & Leisure (1.0%)
Starwood Hotels & Resorts Worldwide, Inc.                      350       16,247
                                                                     ----------
Household Durables (1.5%)
Fortune Brands, Inc.                                           175       12,966
Harman International Industries, Inc.                          100       10,775
                                                                     ----------
                                                                         23,741
                                                                     ----------
Media (2.0%)
Reuters Group plc (ADR)                                        400       13,608
Time Warner, Inc.*                                           1,150       18,561
                                                                     ----------
                                                                         32,169
                                                                     ----------
Multiline Retail (0.6%)
J.C. Penney Co., Inc.                                          250        8,820
                                                                     ----------
Specialty Retail (7.6%)
American Eagle Outfitters, Inc.                                600       22,110
AnnTaylor Stores Corp.*                                        600       14,040
Barnes & Noble, Inc.*                                          475       17,575
Dick's Sporting Goods, Inc.*                                   650       23,153
Foot Locker, Inc.                                              675       15,997
Urban Outfitters, Inc.*                                        800       27,520
                                                                     ----------
                                                                        120,395
                                                                     ----------
Total Consumer Discretionary                                            225,564
                                                                     ----------
Consumer Staples (9.1%)
Beverages (0.9%)
Coca-Cola Enterprises, Inc.                                    725       13,703
                                                                     ----------
Food & Staples Retailing (1.8%)
Costco Wholesale Corp.                                         300       12,468
CVS Corp.                                                      375       15,799
                                                                     ----------
                                                                         28,267
                                                                     ----------
Food Products (3.5%)
Archer-Daniels-Midland Co.                                   1,150       19,527
Corn Products International, Inc.                              450       20,745
Tyson Foods, Inc., Class A                                     925       14,818
                                                                     ----------
                                                                         55,090
                                                                     ----------
Household Products (1.9%)
Church & Dwight Co., Inc.                                      525       14,731

Procter & Gamble Co.                                           300       16,236
                                                                     ----------
                                                                         30,967
                                                                     ----------
Personal Products (1.0%)
Gillette Co.                                                   400       16,696
                                                                     ----------
Total Consumer Staples                                                  144,723
                                                                     ----------
Energy (8.4%)
Oil & Gas (8.4%)
Amerada Hess Corp.                                             200       17,800
Anadarko Petroleum Corp.                                       300       19,908
Apache Corp.                                                   310       15,534
Burlington Resources, Inc.                                     500       20,400
Devon Energy Corp.                                             300       21,303
Overseas Shipholding Group, Inc.                               350       17,374
XTO Energy, Inc.                                               625       20,300
                                                                     ----------
Total Energy                                                            132,619
                                                                     ----------
Financials (15.4%)
Capital Markets (1.7%)
E*Trade Financial Corp.*                                     1,600       18,272
Investors Financial Services Corp.                             200        9,026
                                                                     ----------
                                                                         27,298
                                                                     ----------
Consumer Finance (1.5%)
MBNA Corp.                                                     600       15,120
Providian Financial Corp.*                                     500        7,770
                                                                     ----------
                                                                         22,890
                                                                     ----------
Diversified Financial Services (2.1%)
CIT Group, Inc.                                                550       20,564
Citigroup, Inc.                                                300       13,236
                                                                     ----------
                                                                         33,800
                                                                     ----------
Insurance (7.6%)
American International Group, Inc.                             225       15,298
Hartford Financial Services Group, Inc.                        250       15,483
Philadelphia Consolidated Holdings Corp.*                      300       16,536
Prudential Financial, Inc.                                     450       21,168
Safeco Corp.                                                   350       15,977
Unitrin, Inc.                                                  400       16,628
W.R. Berkley Corp.                                             450       18,972
                                                                     ----------
                                                                        120,062
                                                                     ----------
Thrifts & Mortgage Finance (2.5%)
Countrywide Financial Corp.                                    618       24,343
Fannie Mae                                                     250       15,850
                                                                     ----------
                                                                         40,193
                                                                     ----------
Total Financials                                                        244,243
                                                                     ----------
Health Care (12.5%)
Biotechnology (0.7%)
Invitrogen Corp.*                                              200       10,998
                                                                     ----------
Health Care Equipment & Supplies (4.4%)
Bard (C.R.), Inc.                                              300       16,989
Bausch & Lomb, Inc.                                            200       13,290

Becton, Dickinson & Co.                                        200       10,340
Stryker Corp.                                                  350       16,828
Waters Corp.*                                                  275       12,128
                                                                     ----------
                                                                         69,575
                                                                     ----------
Health Care Providers & Services (5.5%)
DaVita, Inc.*                                                  525       16,354
Laboratory Corp. of America Holdings*                          400       17,488
Quest Diagnostics, Inc.                                        200       17,644
Renal Care Group, Inc.*                                        525       16,920
UnitedHealth Group, Inc.                                       250       18,435
                                                                     ----------
                                                                         86,841
                                                                     ----------
Pharmaceuticals (1.9%)
Johnson & Johnson                                              164        9,238
Pfizer, Inc.                                                   700       21,420
                                                                     ----------
                                                                         30,658
                                                                     ----------
Total Health Care                                                       198,072
                                                                     ----------
Industrials (9.2%)
Aerospace & Defense (1.7%)
L-3 Communications Holdings, Inc.                              400       26,800
                                                                     ----------
Commercial Services & Supplies (3.8%)
Brink's Co.                                                    750       22,627
Cendant Corp.                                                1,050       22,680
Dun & Bradstreet Corp.*                                        250       14,675
                                                                     ----------
                                                                         59,982
                                                                     ----------
Electrical Equipment (1.0%)
Thomas & Betts Corp.                                           600       16,092
                                                                     ----------
Industrial Conglomerates (2.7%)
Textron, Inc.                                                  350       22,495
Tyco International Ltd.                                        650       19,929
                                                                     ----------
                                                                         42,424
                                                                     ----------
Total Industrials                                                       145,298
                                                                     ----------
Information Technology (12.1%)
Communications Equipment (2.8%)
Cisco Systems, Inc.*                                           725       13,122
Motorola, Inc.                                                 450        8,118
QUALCOMM, Inc.                                                 600       23,424
                                                                     ----------
                                                                         44,664
                                                                     ----------
Computers & Peripherals (1.3%)
NCR Corp.*                                                     400       19,836
                                                                     ----------
IT Services (4.0%)
CheckFree Corp.*                                               650       17,985
Computer Sciences Corp.*                                       250       11,775
Fiserv, Inc.*                                                  475       16,559
Iron Mountain, Inc.*                                           500       16,925
                                                                     ----------
                                                                         63,244
                                                                     ----------
Office Electronics (1.5%)
Xerox Corp.*                                                 1,650       23,232
                                                                     ----------

Road & Rail (1.6%)
Hunt (J.B.) Transport Services, Inc.                           700       25,998
                                                                     ----------
Software (0.9%)
Activision, Inc.*                                            1,050       14,564
                                                                     ----------
Total Information Technology                                            191,538
                                                                     ----------
Materials (6.4%)
Chemicals (2.4%)
Eastman Chemical Co.                                           400       19,020
Monsanto Co.                                                   500       18,210
                                                                     ----------
                                                                         37,230
                                                                     ----------
Construction Materials (0.5%)
Florida Rock Industries, Inc.                                  175        8,573
                                                                     ----------
Containers & Packaging (1.2%)
Ball Corp.                                                     500       18,715
                                                                     ----------
Metals & Mining (1.1%)
Inco Ltd.*                                                     450       17,573
                                                                     ----------
Paper & Forest Products (1.2%)
Georgia-Pacific Corp.                                          525       18,874
                                                                     ----------
Total Materials                                                         100,965
                                                                     ----------
Telecommunication Services (2.2%)
Diversified Telecommunication Services (2.2%)
Cable & Wireless plc (ADR)                                   2,900       15,254
Deutsche Telekom AG (ADR)*                                     200        3,732
Telecom Corp. of New Zealand Ltd. (ADR)                        500       15,905
                                                                     ----------
                                                                         34,891
                                                                     ----------
Wireless Telecommunication Services (0.0%)
Nextel Communications, Inc., Class A*                            2           48
                                                                     ----------
Total Telecommunication Services                                         34,939
                                                                     ----------
Utilities (4.7%)
Electric Utilities (3.7%)
Edison International, Inc.                                     700       18,557
Teco Energy, Inc.                                            1,200       16,236
Texas Genco Holdings, Inc.                                     150        6,998
TXU Corp.                                                      350       16,772
                                                                     ----------
                                                                         58,563
                                                                     ----------
Multi-Utilities & Unregulated Power (1.0%)
Duke Energy Corp.                                              350        8,011
Energen Corp.                                                  150        7,733
                                                                     ----------
                                                                         15,744
                                                                     ----------
Total Utilities                                                          74,307
                                                                     ----------
Total Common Stocks (94.2%)
   (Cost $1,362,867)                                                  1,492,268
                                                                     ----------

                                                         Principal
                                                          Amount
                                                         ---------
SHORT-TERM DEBT SECURITIES:
Time Deposit (5.3%)
JPMorgan Chase Nassau,
   1.26%, 10/1/04
   (Amortized Cost $83,669)                              $  83,669       83,669
                                                                     ----------
Total Investments (99.5%)
   (Cost/Amortized Cost $1,446,536)                                   1,575,937
Other Assets Less Liabilities (0.5%)                                      7,456
                                                                     ----------
Net Assets (100%)                                                    $1,583,393
                                                                     ==========

----------
*    Non-income producing.

     Glossary:
     ADR - American Depositary Receipt

Investment security transactions for the nine months ended September 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities                       $1,415,687
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities                        1,519,359

As of September 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation                              $  166,795
Aggregate gross unrealized depreciation                                 (42,165)
                                                                     ----------
Net unrealized appreciation                                          $  124,630
                                                                     ==========

Federal income tax cost of investments                               $1,451,307
                                                                     ==========

The Portfolio has a net capital loss carryforward of $92,385 of which $50,697 expires in the year 2010 and $41,688 expires in the year 2011.

                     See Notes to Portfolio of Investments.

EQ ADVISORS TRUST
EQ/MONY EQUITY GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2004 (Unaudited)

                                                           Number       Value
                                                         of Shares     (Note 1)
                                                         ---------   ----------
COMMON STOCKS:
Consumer Discretionary (13.6%)
Automobiles (1.3%)
Harley-Davidson, Inc.                                          100   $    5,944
Toyota Motor Corp. (ADR)                                       150       11,457
                                                                     ----------
                                                                         17,401
                                                                     ----------
Hotels, Restaurants & Leisure (0.8%)
Starwood Hotels & Resorts Worldwide, Inc.                      250       11,605
                                                                     ----------
Household Durables (1.2%)
Fortune Brands, Inc.                                           150       11,113
Harman International Industries, Inc.                           50        5,388
                                                                     ----------
                                                                         16,501
                                                                     ----------
Media (2.0%)
Reuters Group plc (ADR)                                        325       11,057
Time Warner, Inc.*                                           1,050       16,947
                                                                     ----------
                                                                         28,004
                                                                     ----------
Multiline Retail (0.6%)
J.C. Penney Co., Inc.                                          225        7,938
                                                                     ----------
Specialty Retail (7.7%)
American Eagle Outfitters, Inc.                                550       20,267
AnnTaylor Stores Corp.*                                        550       12,870
Barnes & Noble, Inc.*                                          400       14,800
Dick's Sporting Goods, Inc.*                                   600       21,372
Foot Locker, Inc.                                              600       14,220
Urban Outfitters, Inc.*                                        700       24,080
                                                                     ----------
                                                                        107,609
                                                                     ----------
Total Consumer Discretionary                                            189,058
                                                                     ----------
Consumer Staples (9.0%)
Beverages (0.8%)
Coca-Cola Enterprises, Inc.                                    600       11,340
                                                                     ----------
Food & Staples Retailing (1.7%)
Costco Wholesale Corp.                                         250       10,390
CVS Corp.                                                      300       12,639
                                                                     ----------
                                                                         23,029
                                                                     ----------
Food Products (3.6%)
Archer-Daniels-Midland Co.                                   1,025       17,404
Corn Products International, Inc.                              450       20,745
Tyson Foods, Inc., Class A                                     775       12,416
                                                                     ----------
                                                                         50,565
                                                                     ----------
Household Products (1.9%)
Church & Dwight Co., Inc.                                      450       12,627
Procter & Gamble Co.                                           250       13,530
                                                                     ----------
                                                                         26,157
                                                                     ----------
Personal Products (1.0%)
Gillette Co.                                                   350       14,609
                                                                     ----------
Total Consumer Staples                                                  125,700
                                                                     ----------

Energy (8.4%)
Oil & Gas (8.4%)
Amerada Hess Corp.                                             200       17,800
Anadarko Petroleum Corp.                                       250       16,590
Apache Corp.                                                   260       13,029
Burlington Resources, Inc.                                     400       16,316
Devon Energy Corp.                                             250       17,752
Overseas Shipholding Group, Inc.                               300       14,892
XTO Energy, Inc.                                               625       20,300
                                                                     ----------
Total Energy                                                            116,679
                                                                     ----------
Financials (15.7%)
Capital Markets (1.8%)
E*Trade Financial Corp.*                                     1,425       16,274
Investors Financial Services Corp.                             200        9,026
                                                                     ----------
                                                                         25,300
                                                                     ----------
Consumer Finance (1.6%)
MBNA Corp.                                                     600       15,120
Providian Financial Corp.*                                     450        6,993
                                                                     ----------
                                                                         22,113
                                                                     ----------
Diversified Financial Services (2.2%)
CIT Group, Inc.                                                475       17,760
Citigroup, Inc.                                                300       13,236
                                                                     ----------
                                                                         30,996
                                                                     ----------
Insurance (7.5%)
American International Group, Inc.                             200       13,598
Hartford Financial Services Group, Inc.                        200       12,386
Philadelphia Consolidated Holdings Corp.*                      250       13,780
Prudential Financial, Inc.                                     425       19,992
Safeco Corp.                                                   300       13,695
Unitrin, Inc.                                                  350       14,550
W.R. Berkley Corp.                                             400       16,864
                                                                     ----------
                                                                        104,865
                                                                     ----------
Thrifts & Mortgage Finance (2.6%)
Countrywide Financial Corp.                                    578       22,767
Fannie Mae                                                     200       12,680
                                                                     ----------
                                                                         35,447
                                                                     ----------
Total Financials                                                        218,721
                                                                     ----------
Health Care (12.5%)
Biotechnology (0.7%)
Invitrogen Corp.*                                              175        9,623
                                                                     ----------
Health Care Equipment & Supplies (4.5%)
Bard (C.R.), Inc.                                              300       16,989
Bausch & Lomb, Inc.                                            150        9,968
Becton, Dickinson & Co.                                        200       10,340
Stryker Corp.                                                  350       16,828
Waters Corp.*                                                  200        8,820
                                                                     ----------
                                                                         62,945
                                                                     ----------
Health Care Providers & Services (5.3%)
DaVita, Inc.*                                                  450       14,018
Laboratory Corp. of America Holdings*                          300       13,116
Quest Diagnostics, Inc.                                        150       13,233
Renal Care Group, Inc.*                                        450       14,503
UnitedHealth Group, Inc.                                       250       18,435
                                                                     ----------
                                                                         73,305
                                                                     ----------

Pharmaceuticals (2.0%)
Johnson & Johnson                                              164        9,238
Pfizer, Inc.                                                   600       18,360
                                                                     ----------
                                                                         27,598
                                                                     ----------
Total Health Care                                                       173,471
                                                                     ----------
Industrials (10.8%)
Aerospace & Defense (1.7%)
L-3 Communications Holdings, Inc.                              350       23,450
                                                                     ----------
Commercial Services & Supplies (3.8%)
Brink's Co.                                                    650       19,610
Cendant Corp.                                                  950       20,520
Dun & Bradstreet Corp.*                                        225       13,208
                                                                     ----------
                                                                         53,338
                                                                     ----------
Electrical Equipment (1.1%)
Thomas & Betts Corp.                                           550       14,751
                                                                     ----------
Industrial Conglomerates (2.6%)
Textron, Inc.                                                  300       19,281
Tyco International Ltd.                                        550       16,863
                                                                     ----------
                                                                         36,144
                                                                     ----------
Road & Rail (1.6%)
Hunt (J.B.) Transport Services, Inc.                           600       22,284
                                                                     ----------
Total Industrials                                                       149,967
                                                                     ----------
Information Technology (10.4%)
Communications Equipment (2.8%)
Cisco Systems, Inc.*                                           650       11,765
Motorola, Inc.                                                 400        7,216
QUALCOMM, Inc.                                                 500       19,520
                                                                     ----------
                                                                         38,501
                                                                     ----------
Computers & Peripherals (1.2%)
NCR Corp.*                                                     350       17,356
                                                                     ----------
IT Services (4.0%)
CheckFree Corp.*                                               550       15,218
Computer Sciences Corp.*                                       225       10,598
Fiserv, Inc.*                                                  400       13,944
Iron Mountain, Inc.*                                           450       15,232
                                                                     ----------
                                                                         54,992
                                                                     ----------
Office Electronics (1.5%)
Xerox Corp.*                                                 1,450       20,416
                                                                     ----------
Software (0.9%)
Activision, Inc.*                                              950       13,177
                                                                     ----------
Total Information Technology                                            144,442
                                                                     ----------
Materials (6.6%)
Chemicals (2.6%)
Eastman Chemical Co.                                           400       19,020
Monsanto Co.                                                   450       16,389
                                                                     ----------
                                                                         35,409
                                                                     ----------
Construction Materials (0.5%)
Florida Rock Industries, Inc.                                  150        7,349
                                                                     ----------
Containers & Packaging (1.2%)
Ball Corp.                                                     450       16,843
                                                                     ----------

Metals & Mining (1.1%)
Inco Ltd.*                                                     400       15,620
                                                                     ----------
Paper & Forest Products (1.2%)
Georgia-Pacific Corp.                                          450       16,178
                                                                     ----------
Total Materials                                                          91,399
                                                                     ----------
Telecommunication Services (2.2%)
Diversified Telecommunication Services (2.2%)
Cable & Wireless plc (ADR)                                   2,500       13,150
Deutsche Telekom AG (ADR)*                                     200        3,732
Telecom Corp. of New Zealand Ltd. (ADR)                        450       14,314
                                                                     ----------
                                                                         31,196
                                                                     ----------
Wireless Telecommunication Services (0.0%)
Nextel Communications, Inc., Class A*                            2           48
                                                                     ----------
Total Telecommunication Services                                         31,244
                                                                     ----------
Utilities (4.8%)
Electric Utilities (3.9%)
Edison International, Inc.                                     625       16,569
Teco Energy, Inc.                                            1,000       13,530
Texas Genco Holdings, Inc.                                     150        6,997
TXU Corp.                                                      350       16,772
                                                                     ----------
                                                                         53,868
                                                                     ----------
Multi-Utilities & Unregulated Power (0.9%)
Duke Energy Corp.                                              300        6,867
Energen Corp.                                                  125        6,444
                                                                     ----------
                                                                         13,311
                                                                     ----------
Total Utilities                                                          67,179
                                                                     ----------
Total Common Stocks (94.0%)
   (Cost $1,195,889)                                                  1,307,860
                                                                     ----------

                                                         Principal
                                                           Amount
                                                         ---------
SHORT-TERM DEBT SECURITIES:
Time Deposit (5.7%)
JPMorgan Chase Nassau,
   1.26%, 10/1/04 (Amortized Cost $78,673)                 $78,673       78,673
                                                                     ----------
Total Investments (99.7%)
   (Cost/Amortized Cost $1,274,562)                                   1,386,533
Other Assets Less Liabilities (0.3%)                                      4,923
                                                                     ----------
Net Assets (100%)                                                    $1,391,456
                                                                     ==========

----------
*    Non-income producing.

     Glossary:
     ADR - American Depositary Receipt

Investment security transactions for the nine months ended September 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities                       $1,259,513
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities                        1,359,918

As of September 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation                              $  145,276
Aggregate gross unrealized depreciation                                 (36,108)
                                                                     ----------
Net unrealized appreciation                                          $  109,168
                                                                     ==========

Federal income tax cost of investments                               $1,277,365
                                                                     ==========

The Portfolio has a net capital loss carryforward of $180,641, of which $4,260 expires in the year 2009, $89,942 expires in the year 2010, and $86,439 expires in the year 2011.

                     See Notes to Portfolio of Investments.

EQ ADVISORS TRUST
EQ/MONY EQUITY INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2004 (Unaudited)

                                                          Number       Value
                                                        of Shares    (Note 1)
                                                        ---------   -----------
COMMON STOCKS:
Consumer Discretionary (12.9%)
Auto Components (1.0%)
Dana Corp.                                                  6,800   $   120,292
                                                                    -----------
Automobiles (2.9%)
DaimlerChrysler AG                                          2,100        86,982
Ford Motor Co.                                              9,500       133,475
General Motors Corp.                                        2,750       116,820
                                                                    -----------
                                                                        337,277
                                                                    -----------
Hotels, Restaurants & Leisure (2.5%)
Harrah's Entertainment, Inc.                                2,200       116,556
Starwood Hotels & Resorts Worldwide, Inc.                   3,800       176,396
                                                                    -----------
                                                                        292,952
                                                                    -----------
Household Durables (2.0%)
Leggett & Platt, Inc.                                       2,100        59,010
Stanley Works                                               4,100       174,373
                                                                    -----------
                                                                        233,383
                                                                    -----------
Media (2.5%)
Reuters Group plc (ADR)                                     5,250       178,605
Thomson Corp.                                               3,500       121,415
                                                                    -----------
                                                                        300,020
                                                                    -----------
Multiline Retail (0.7%)
J.C. Penney Co., Inc.                                       2,500        88,200
                                                                    -----------
Specialty Retail (1.3%)
Limited Brands                                              6,900       153,801
                                                                    -----------
Total Consumer Discretionary                                          1,525,925
                                                                    -----------
Consumer Staples (6.9%)
Beverages (0.4%)
Coca-Cola Co.                                               1,300        52,065
                                                                    -----------
Food & Staples Retailing (1.4%)
Albertson's, Inc.                                           6,800       162,724
                                                                    -----------
Food Products (3.8%)
Archer-Daniels-Midland Co.                                  4,200        71,316
Cadbury Schweppes plc (ADR)                                 4,700       145,277
Kellogg Co.                                                 2,100        89,586
Sara Lee Corp.                                              6,400       146,304
                                                                    -----------
                                                                        452,483
                                                                    -----------
Household Products (1.3%)
Procter & Gamble Co.                                        2,800       151,536
                                                                    -----------
Total Consumer Staples                                                  818,808
                                                                    -----------

Energy (16.5%)
Oil & Gas (16.5%)
BP plc (ADR)                                                2,700       155,331
ChevronTexaco Corp.                                         4,400       236,016
ConocoPhillips                                              2,700       223,695
El Paso Corp.                                              10,800        99,252
Exxon Mobil Corp.                                           2,500       120,825
Kerr-McGee Corp.                                            3,500       200,375
Marathon Oil Corp.                                          4,800       198,144
Occidental Petroleum Corp.                                  3,900       218,127
Sunoco, Inc.                                                2,650       196,047
Teekay Shipping Corp.                                       3,000       129,270
Unocal Corp.                                                4,100       176,300
                                                                    -----------
Total Energy                                                          1,953,382
                                                                    -----------
Financials (25.8%)
Capital Markets (1.0%)
Morgan Stanley                                              2,450       120,785
                                                                    -----------
Commercial Banks (6.8%)
Bank of America Corp.                                       3,900       168,987
Bank of Montreal                                            3,700       161,542
KeyCorp                                                     5,600       176,960
U.S. Bancorp                                                5,100       147,390
Wells Fargo & Co.                                           2,500       149,075
                                                                    -----------
                                                                        803,954
                                                                    -----------
Consumer Finance (0.8%)
MBNA Corp.                                                  3,800        95,760
                                                                    -----------
Diversified Financial Services (2.3%)
Citigroup, Inc.                                             3,850       169,862
GATX Corp.                                                  3,900       103,974
                                                                    -----------
                                                                        273,836
                                                                    -----------
Insurance (9.3%)
Ace Ltd.                                                    3,800       152,228
Allstate Corp.                                              2,000        95,980
AON Corp.                                                   5,100       146,574
Chubb Corp.                                                 1,700       119,476
Lincoln National Corp.                                      4,300       202,100
Nationwide Financial Services, Inc.                         4,120       144,653
PartnerReinsurance Ltd.                                     1,300        71,097
Sun Life Financial, Inc.                                    5,600       168,224
                                                                    -----------
                                                                      1,100,332
                                                                    -----------
Real Estate (3.2%)
Friedman, Billings, Ramsey Group, Inc., Class A (REIT)      3,600        68,760
General Growth Properties, Inc. (REIT)                      5,400       167,400
Trizec Properties, Inc. (REIT)                              8,600       137,342
                                                                    -----------
                                                                        373,502
                                                                    -----------
Thrifts & Mortgage Finance (2.4%)
Fannie Mae                                                  2,000       126,800

Independence Community Bank Corp.                           4,000       156,200
                                                                    -----------
                                                                        283,000
                                                                    -----------
Total Financials                                                      3,051,169
                                                                    -----------
Health Care (5.2%)
Pharmaceuticals (5.2%)
Bristol-Myers Squibb Co.                                    4,000        94,680
GlaxoSmithKline plc (ADR)                                   2,700       118,071
Johnson & Johnson                                           3,000       168,990
Merck & Co., Inc.                                           2,600        85,800
Pfizer, Inc.                                                5,000       153,000
                                                                    -----------
Total Health Care                                                       620,541
                                                                    -----------
Industrials (11.2%)
Aerospace & Defense (1.3%)
Goodrich Corp.                                              4,800       150,528
                                                                    -----------
Building Products (0.8%)
Masco Corp.                                                 2,800        96,684
                                                                    -----------
Commercial Services & Supplies (1.3%)
Waste Management, Inc.                                      5,600       153,104
                                                                    -----------
Electrical Equipment (1.2%)
Rockwell Automation, Inc.                                   3,700       143,190
                                                                    -----------
Industrial Conglomerates (2.3%)
General Electric Co.                                        1,800        60,444
Textron, Inc.                                               3,400       218,518
                                                                    -----------
                                                                        278,962
                                                                    -----------
Machinery (4.3%)
Briggs & Stratton Corp.                                     1,800       146,160
Cummins, Inc.                                                 800        59,112
Eaton Corp.                                                 2,700       171,207
Volvo AB (ADR)                                              3,700       130,351
                                                                    -----------
                                                                        506,830
                                                                    -----------
Total Industrials                                                     1,329,298
                                                                    -----------
Information Technology (2.0%)
Communications Equipment (0.9%)
Nokia OYJ (ADR)                                             7,500       102,900
                                                                    -----------
IT Services (1.1%)
Electronic Data Systems Corp.                               6,700       129,913
                                                                    -----------
Total Information Technology                                            232,813
                                                                    -----------
Materials (6.2%)
Chemicals (4.4%)
Air Products & Chemicals, Inc.                              1,600        87,008
Eastman Chemical Co.                                        4,100       194,955
Monsanto Co.                                                4,800       174,816

RPM International, Inc.                                     3,800        67,070
                                                                    -----------
                                                                        523,849
                                                                    -----------
Construction Materials (0.2%)
Vulcan Materials Co.                                          500        25,475
                                                                    -----------
Metals & Mining (0.6%)
Worthington Industries, Inc.                                3,200        68,320
                                                                    -----------
Paper & Forest Products (1.0%)
Georgia-Pacific Corp.                                       3,300       118,635
                                                                    -----------
Total Materials                                                         736,279
                                                                    -----------
Telecommunication Services (2.3%)
Diversified Telecommunication Services (2.3%)
Cable & Wireless plc (ADR)                                 10,200        53,652
Sprint Corp.                                                3,000        60,390
Telecom Corp. of New Zealand Ltd. (ADR)                     4,900       155,869
                                                                    -----------
Total Telecommunication Services                                        269,911
                                                                    -----------
Utilities (10.0%)
Electric Utilities (5.8%)
Alliant Energy Corp.                                        6,200       154,256
Edison International, Inc.                                  5,800       153,758
Texas Genco Holdings, Inc.                                  1,300        60,645
TXU Corp.                                                   3,197       153,200
Xcel Energy, Inc.                                           9,800       169,736
                                                                    -----------
                                                                        691,595
                                                                    -----------
Multi-Utilities & Unregulated Power (4.2%)
Duke Energy Corp.                                           7,700       176,253
Energen Corp.                                               4,100       211,355
Westar Energy, Inc.                                         5,300       107,060
                                                                    -----------
                                                                        494,668
                                                                    -----------
Total Utilities                                                       1,186,263
                                                                    -----------
Total Common Stocks (99.0%)
   (Cost $10,233,549)                                                11,724,389
                                                                    -----------

                                                        Principal
                                                         Amount
                                                        ---------
SHORT-TERM DEBT SECURITIES:
Time Deposit (2.0%)
JPMorgan Chase Nassau,
   1.26%, 10/1/04 (Amortized Cost $234,004)              $234,004       234,004
                                                                    -----------
Total Investments (101.0%)
   (Cost/Amortized Cost $10,467,553)                                 11,958,393
Other Assets Less Liabilities (-1.0%)                                  (116,515)
                                                                    -----------
Net Assets (100%)                                                   $11,841,878
                                                                    ===========

----------
     Glossary:
     ADR - American Depositary Receipt
     REIT - Real Estate Investment Trust

Investment security transactions for the nine months ended September 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities                      $ 6,256,645
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities                        6,811,859

As of September 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation                             $ 1,711,398
Aggregate gross unrealized depreciation                                (239,050)
                                                                    -----------
Net unrealized appreciation                                         $ 1,472,348
                                                                    ===========

Federal income tax cost of investments                              $10,486,045
                                                                    ===========

The Portfolio has a net capital loss carryforward of $55,958, which expires in the year 2010.

                     See Notes to Portfolio of Investments.

EQ ADVISORS TRUST
EQ/MONY GOVERNMENT SECURITIES PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2004 (Unaudited)

                                                      Principal        Value
                                                        Amount       (Note 1)
                                                     -----------   ------------
LONG-TERM DEBT SECURITIES:
Financials (5.3%)
Capital Markets (5.3%)
Private Export Funding Corp.
   5.250%, 5/15/05                                   $ 2,500,000   $  2,544,707
   7.650%, 5/15/06                                     1,000,000      1,078,164
   3.400%, 2/15/08                                     3,000,000      3,006,306
                                                                   ------------
Total Financials                                                      6,629,177
                                                                   ------------
Government Securities (79.5%)
Agency ABS (1.8%)
Federal National Mortgage Association
   1.980%, 3/25/33 (l)                                 2,143,716      2,144,137
                                                                   ------------
Agency CMO (1.6%)
Small Business Administration
   4.754%, 8/10/14                                     2,000,000      2,008,135
                                                                   ------------
U.S. Government Agencies (60.0%)
Federal Farm Credit Bank
   2.375%, 10/1/04                                     5,000,000      4,999,994
   4.375%, 4/15/05                                     5,000,000      5,060,755
   2.500%, 3/15/06                                     2,000,000      1,996,978
Federal Home Loan Bank
   3.250%, 8/15/05                                     5,000,000      5,040,505
   2.625%, 10/16/06                                   10,000,000      9,954,870
Federal Home Loan Mortgage Corp.
   6.375%, 8/1/11                                      1,000,000      1,044,992
   5.500%, 2/1/32                                      2,850,472      2,900,741
Federal National Mortgage Association
   3.125%, 7/15/06                                     5,000,000      5,036,160
   6.000%, 1/18/12                                     2,000,000      2,018,290
   4.592%, 5/1/33 (l)                                  3,403,868      3,427,579
   4.471%, 5/1/34 (l)                                  4,467,345      4,524,983
   3.735%, 6/1/34 (l)                                  3,859,423      3,866,565
Government National Mortgage Association
   7.500%, 10/15/24                                       12,416         13,371
   7.000%, 9/20/28                                       162,732        173,087
   6.000%, 12/15/31                                    2,963,470      3,076,260
Overseas Private Investment Corp.
   5.140%, 8/15/06                                     2,293,982      2,413,131
   (Zero Coupon), 9/20/07(S)+                          5,503,210      5,000,000
   7.050%, 11/15/13                                    1,982,143      2,148,504
Small Business Administration
   5.886%, 9/1/11                                        992,209      1,048,054
   5.136%, 8/10/13                                     4,852,603      4,967,196
Tennessee Valley Authority
   6.375%, 6/15/05                                       500,000        514,485
   5.375%, 11/13/08                                    2,000,000      2,140,596
   6.000%, 3/15/13                                     1,000,000      1,110,392
   4.750%, 8/1/13                                      2,000,000      2,037,562
                                                                   ------------
                                                                     74,515,050
                                                                   ------------

U.S. Treasuries (16.1%)
U.S. Treasury Bonds
   6.125%, 8/15/29                                     1,000,000      1,165,430
U.S. Treasury Notes
   6.500%, 10/15/06                                   11,000,000     11,842,622
   2.625%, 11/15/06                                    2,000,000      1,999,296
   3.125%, 9/15/08                                     3,000,000      2,997,657
   4.000%, 11/15/12                                    2,000,000      2,009,688
                                                                   ------------
                                                                     20,014,693
                                                                   ------------
Total Government Securities                                          98,682,015
                                                                   ------------
Industrials (2.3%)
Machinery (2.3%)
Amethyst
   4.240%, 1/15/16                                     2,875,005      2,885,096
                                                                   ------------
Total Long-Term Debt Securities (87.1%)
   (Cost $106,384,277)                                              108,196,288
                                                                   ------------
SHORT-TERM DEBT SECURITIES:
Government Securities (11.8%)
Federal Home Loan Mortgage Corp.
   (Discount Note), 10/5/04                              506,000        505,878
   (Discount Note), 10/25/04                           1,500,000      1,498,198
Federal National Mortgage Association
   (Discount Note), 10/20/04                           3,100,000      3,097,003
   (Discount Note), 11/17/04                           9,500,000      9,479,046
                                                                   ------------
Total Short-Term Debt Securities
   (Amortized Cost $14,580,125)                                      14,580,125
                                                                   ------------
Total Investments (98.9%)
   (Cost/Amortized Cost $120,964,402)                               122,776,413
Other Assets Less Liabilities (1.1%)                                  1,412,993
                                                                   ------------
Net Assets (100%)                                                  $124,189,406
                                                                   ============

----------
(S) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may only be resold to qualified institutional buyers. At September 30, 2004, the market value of this security amounted to $5,000,000 or 4.03% of net assets.
+ Securities (totalling $5,000,000 or 4.03% of net assets) valued at fair value.
(l)  Floating Rate Security. Rate disclosed is as of September 30, 2004.

     Glossary:
     ABS - Asset Backed Security
     CMO - Collateralized Mortgage Obligation

Investment security transactions for the nine months ended September 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities                     $ 30,920,529
U.S. Government securities                                            2,909,883
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities                        5,910,582
U.S. Government securities                                           20,018,359

As of September 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation                            $  1,955,361
Aggregate gross unrealized depreciation                                (143,350)
                                                                   ------------
Net unrealized appreciation                                        $  1,812,011
                                                                   ============

Federal income tax cost of investments                             $120,964,402
                                                                   ============

                     See Notes to Portfolio of Investments.

EQ ADVISORS TRUST
EQ/MONY INTERMEDIATE TERM BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2004 (Unaudited)                         Principal        Value
                                                         Amount       (Note 1)
                                                      -----------   -----------
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (5.7%)
Agency Asset-Backed Securities (0.7%)
SLM Student Loan Trust,
   Series 97-3 A2
   2.380%, 10/25/10 (l)                               $   463,968   $   469,092
                                                                    -----------
Asset Backed Securities (5.0%)
Chemical Master Credit Card Trust I,
   Series 96-2 A
   5.980%, 9/15/08                                      1,000,000     1,038,119
COMED Transitional Funding Trust,
   Series 98-1 A7
   5.740%, 12/25/10                                     1,000,000     1,075,856
Peco Energy Transition Trust,
   Series 99-A A7
   6.130%, 3/1/09                                       1,000,000     1,084,197
                                                                    -----------
                                                                      3,198,172
                                                                    -----------
Total Asset-Backed Securities                                         3,667,264
                                                                    -----------
Consumer Discretionary (8.0%)
Automobiles (3.1%)
Ford Motor Credit Co.
   2.790%, 9/28/07 (l)                                  1,000,000       998,805
   5.625%, 10/1/08                                      1,000,000     1,034,014
                                                                    -----------
                                                                      2,032,819
                                                                    -----------
Media (3.2%)
Reed Elsevier Capital, Inc.
   6.125%, 8/1/06                                       1,000,000     1,052,294
Time Warner, Inc.
   5.625%, 5/1/05                                       1,000,000     1,017,929
                                                                    -----------
                                                                      2,070,223
                                                                    -----------
Multiline Retail (1.7%)
Target Corp.
   5.375%, 6/15/09                                      1,000,000     1,065,380
                                                                    -----------
Total Consumer Discretionary                                          5,168,422
                                                                    -----------
Consumer Staples (4.7%)
Beverages (3.1%)
Bottling Group LLC
   2.450%, 10/16/06                                     1,000,000       989,379
Diageo Capital plc
   3.500%, 11/19/07                                     1,000,000     1,002,263
                                                                    -----------
                                                                      1,991,642
                                                                    -----------
Food Products (1.6%)
Kraft Foods, Inc.
   4.625%, 11/1/06                                      1,000,000     1,028,413
                                                                    -----------
Total Consumer Staples                                                3,020,055
                                                                    -----------
Energy (1.9%)
Oil & Gas (1.9%)
ConocoPhillips
   8.750%, 5/25/10                                      1,000,000     1,230,430
                                                                    -----------

Financials (20.4%)
Capital Markets (6.1%)
Bear Stearns Cos., Inc.
   3.250%, 3/25/09                                      1,000,000       971,297
Lehman Brothers Holdings, Inc.
   3.600%, 3/13/09                                      1,000,000       989,640
Morgan Stanley
   4.250%, 5/15/10                                      1,000,000     1,005,158
National Rural Utilities Cooperative Finance Corp.
   3.875%, 2/15/08                                      1,000,000     1,008,914
                                                                    -----------
                                                                      3,975,009
                                                                    -----------
Commercial Banks (4.6%)
Bank of America Corp.
   4.375%, 12/1/10                                      1,000,000     1,007,709
Chase Capital VI
   2.319%, 8/1/28 (l)                                   1,000,000       959,304
Wells Fargo & Co.
   3.120%, 8/15/08                                      1,000,000       976,743
                                                                    -----------
                                                                      2,943,756
                                                                    -----------
Consumer Finance (4.8%)
General Motors Acceptance Corp.
   3.820%, 3/4/05 (l)                                   1,000,000     1,005,921
   5.250%, 5/16/05                                      1,000,000     1,017,819
Household Finance Corp.
   5.750%, 1/30/07                                      1,000,000     1,056,984
                                                                    -----------
                                                                      3,080,724
                                                                    -----------
Diversified Financial Services (3.3%)
Citigroup, Inc.
   6.000%, 2/21/12                                      1,000,000     1,099,839
General Electric Capital Corp.
   4.625%, 9/15/09                                      1,000,000     1,034,799
                                                                    -----------
                                                                      2,134,638
                                                                    -----------
Thrifts & Mortgage Finance (1.6%)
Countrywide Home Loans, Inc.
   5.500%, 2/1/07                                       1,000,000     1,048,475
                                                                    -----------
Total Financials                                                     13,182,602
                                                                    -----------
Government Securities (47.2%)
Foreign Governments (5.3%)
Province of British Columbia
   7.250%, 9/1/36                                       1,000,000     1,290,851
Province of Ontario
   5.125%, 7/17/12                                      1,000,000     1,052,733
Republic of Italy
   5.625%, 6/15/12                                      1,000,000     1,088,070
                                                                    -----------
                                                                      3,431,654
                                                                    -----------
U.S. Government Agencies (12.9%)
Federal Home Loan Mortgage Corp.
   3.250%, 3/14/08                                      1,000,000       992,724
   3.375%, 4/15/09                                        500,000       494,267
   4.250%, 7/15/09                                        500,000       511,460
   6.000%, 6/15/11                                      1,000,000     1,106,573
   5.500%, 9/15/11                                      1,000,000     1,076,978
Federal National Mortgage Association
   4.450%, 11/8/06                                      1,000,000     1,002,320
   3.500%, 1/28/08                                      1,000,000       996,196
   3.250%, 2/15/09                                        500,000       492,501
   6.625%, 11/15/10                                       500,000       568,696

   6.000%, 5/15/11                                      1,000,000     1,104,267
                                                                    -----------
                                                                      8,345,982
                                                                    -----------
U.S. Treasuries (29.0%)
U.S. Treasury Bonds
   8.750%, 8/15/20                                        500,000       724,785
U.S. Treasury Notes
   6.500%, 10/15/06                                     1,000,000     1,076,602
   4.375%, 5/15/07                                      1,000,000     1,039,883
   3.250%, 8/15/07                                      2,500,000     2,527,637
   3.000%, 11/15/07                                       500,000       501,465
   6.000%, 8/15/09                                      1,500,000     1,676,837
   6.500%, 2/15/10                                      7,500,000     8,605,665
   5.000%, 2/15/11                                      1,000,000     1,075,117
   3.625%, 5/15/13                                      1,500,000     1,463,321
                                                                    -----------
                                                                     18,691,312
                                                                    -----------
Total Government Securities                                          30,468,948
                                                                    -----------
Health Care (1.6%)
Pharmaceuticals (1.6%)
Abbott Laboratories
   5.625%, 7/1/06                                       1,000,000     1,046,882
                                                                    -----------
Industrials (3.2%)
Commercial Services & Supplies (1.6%)
Waste Management, Inc.
   7.000%, 10/1/04                                      1,000,000     1,000,117
                                                                    -----------
Industrial Conglomerates (1.6%)
Tyco International Group S.A.
   6.375%, 6/15/05                                      1,000,000     1,025,668
                                                                    -----------
Total Industrials                                                     2,025,785
                                                                    -----------
Information Technology (1.5%)
IT Services (1.5%)
First Data Corp.
   3.375%, 8/1/08                                       1,000,000       991,162
                                                                    -----------
Materials (2.2%)
Chemicals (1.7%)
Potash Corp. of Saskatchewan, Inc.
   7.125%, 6/15/07                                      1,000,000     1,094,040
                                                                    -----------
Paper & Forest Products (0.5%)
Weyerhaeuser Co.
   5.500%, 3/15/05                                        300,000       303,940
                                                                    -----------
Total Materials                                                       1,397,980
                                                                    -----------
Telecommunication Services (1.6%)
Wireless Telecommunication Services (1.6%)
Cingular Wireless LLC
   5.625%, 12/15/06                                     1,000,000     1,046,353
                                                                    -----------
Utilities (1.7%)
Electric Utilities (1.7%)
Peco Energy Co.
   5.950%, 11/1/11                                      1,000,000     1,095,899
                                                                    -----------
Total Long-Term Debt Securities (99.7%)
   (Cost $61,832,288)                                                64,341,782
                                                                    -----------
                                       274

SHORT-TERM DEBT SECURITIES:
Time Deposit (0.1%)
JPMorgan Chase Nassau,
   1.26%, 10/1/04 (Amortized Cost $46,775)                 46,775        46,775
                                                                    -----------
Total Investments (99.8%)
   (Cost/Amortized Cost $61,879,063)                                 64,388,557
Other Assets Less Liabilities (0.2%)                                    143,007
                                                                    -----------
Net Assets (100%)                                                   $64,531,564
                                                                    ===========

----------
(l)  Floating Rate Security. Rate disclosed is as September 30, 2004.

Investment security transactions for the nine months ended September 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities                      $ 7,563,967
U.S. Government securities                                                   --
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities                       13,569,288
U.S. Government securities                                            1,644,649

As of September 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation                             $ 2,664,761
Aggregate gross unrealized depreciation                                (155,375)
                                                                    -----------
Net unrealized appreciation                                         $ 2,509,386
                                                                    ===========
Federal income tax cost of investments                              $61,879,171
                                                                    ===========

The Portfolio has a net capital loss carryforward of $341,070 which expires in the year 2009.

                     See Notes to Portfolio of Investments.

EQ ADVISORS TRUST
EQ/MONY LONG TERM BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2004 (Unaudited)

                                                       Principal       Value
                                                        Amount       (Note 1)
                                                      ----------   ------------
LONG-TERM DEBT SECURITIES:
Consumer Discretionary (8.3%)
Automobiles (1.7%)
Ford Motor Co.
   6.375%, 2/1/29                                     $2,000,000   $  1,757,834
                                                                   ------------
Household Durables (1.1%)
Legrand S.A.
   8.500%, 2/15/25                                     1,000,000      1,145,000
                                                                   ------------
Leisure Equipment & Products (1.0%)
Brunswick Corp.
   5.000%, 6/1/11                                      1,000,000      1,034,231
                                                                   ------------
Media (3.4%)
Comcast Cable Communications, Inc.
   7.125%, 6/15/13                                     1,000,000      1,131,004
Time Warner, Inc.
   7.700%, 5/1/32                                      2,000,000      2,325,594
                                                                   ------------
                                                                      3,456,598
                                                                   ------------
Multiline Retail (1.1%)
Target Corp.
   5.875%, 3/1/12                                      1,000,000      1,088,523
                                                                   ------------
Total Consumer Discretionary                                          8,482,186
                                                                   ------------
Consumer Staples (4.3%)
Beverages (2.0%)
Anheuser Busch Cos., Inc.
   6.000%, 11/1/41                                     1,000,000      1,046,027
Bottling Group LLC
   4.625%, 11/15/12                                    1,000,000      1,010,404
                                                                   ------------
                                                                      2,056,431
                                                                   ------------
Food & Staples Retailing (1.2%)
Albertson's, Inc.
   8.000%, 5/1/31                                      1,000,000      1,207,458
                                                                   ------------
Food Products (1.1%)
Kraft Foods, Inc.
   6.250%, 6/1/12                                      1,000,000      1,092,525
                                                                   ------------
Total Consumer Staples                                                4,356,414
                                                                   ------------
Energy (3.5%)
Oil & Gas (3.5%)
ChevronTexaco Corp.
   9.750%, 3/15/20                                     1,000,000      1,476,268
ConocoPhillips
   5.900%, 10/15/32                                    1,000,000      1,024,969
Kerr-McGee Corp.
   6.950%, 7/1/24                                      1,000,000      1,065,674
                                                                   ------------
Total Energy                                                          3,566,911
                                                                   ------------

Financials (11.3%)
Capital Markets (1.1%)
National Rural Utilities Cooperative Finance Corp.
   5.700%, 1/15/10                                     1,000,000      1,077,238
                                                                   ------------
Commercial Banks (4.6%)
BB&T Corp.
   6.500%, 8/1/11                                      1,000,000      1,117,214
Suntrust Bank
   5.450%, 12/1/17                                     1,000,000      1,033,637
UBS/New York
   7.750%, 9/1/26                                      2,000,000      2,497,916
                                                                   ------------
                                                                      4,648,767
                                                                   ------------
Consumer Finance (2.3%)
Household Finance Corp.
   6.375%, 10/15/11                                    1,000,000      1,102,204
   7.625%, 5/17/32                                     1,000,000      1,227,238
                                                                   ------------
                                                                      2,329,442
                                                                   ------------
Diversified Financial Services (1.1%)
Associates Corp. of North America
   6.950%, 11/1/18                                     1,000,000      1,167,121
                                                                   ------------
Insurance (2.2%)
Lion Connecticut Holdings, Inc.
   7.625%, 8/15/26                                     1,000,000      1,172,068
MBIA, Inc.
   7.150%, 7/15/27                                     1,000,000      1,112,892
                                                                   ------------
                                                                      2,284,960
                                                                   ------------
Total Financials                                                     11,507,528
                                                                   ------------
Government Securities (35.4%)
Foreign Governments (1.3%)
Province of British Columbia
   7.250%, 9/1/36                                      1,000,000      1,290,851
                                                                   ------------
Supranational (1.2%)
Inter-American Development Bank
   6.800%, 10/15/25                                    1,000,000      1,184,628
                                                                   ------------
U.S. Government Agencies (7.7%)
Federal Home Loan Mortgage Corp.
   6.375%, 8/1/11                                      1,000,000      1,044,992
   6.250%, 7/15/32                                     1,500,000      1,691,642
Federal National Mortgage Association
   6.250%, 2/1/11                                      1,000,000      1,104,066
   6.625%, 11/15/30                                    1,500,000      1,748,544
Tennessee Valley Authority
   6.000%, 3/15/13                                     2,000,000      2,220,784
                                                                   ------------
                                                                      7,810,028
                                                                   ------------
U.S. Treasuries (25.2%)
U.S. Treasury Bonds
   8.125%, 8/15/19                                     1,300,000      1,779,730
   7.250%, 8/15/22                                     1,000,000      1,287,578
   6.625%, 2/15/27                                     7,000,000      8,584,842
   5.500%, 8/15/28                                     5,000,000      5,374,805
   6.250%, 5/15/30                                     2,000,000      2,373,750
   Inflation Indexed
   3.625%, 4/15/28                                     1,171,450      1,486,368

U.S. Treasury Notes
   4.250%, 8/15/14                                     1,000,000      1,010,469
U.S. Treasury Strip
   PO, 11/15/21                                        9,000,000      3,761,892
                                                                   ------------
                                                                     25,659,434
                                                                   ------------
Total Government Securities                                          35,944,941
                                                                   ------------
Health Care (2.0%)
Health Care Providers & Services (1.0%)
HCA, Inc.
   7.690%, 6/15/25                                     1,000,000      1,059,954
                                                                   ------------
Pharmaceuticals (1.0%)
GlaxoSmithKline Capital, Inc.
   5.375%, 4/15/34                                     1,000,000        976,127
                                                                   ------------
Total Health Care                                                     2,036,081
                                                                   ------------
Industrials (15.3%)
Aerospace & Defense (3.7%)
Boeing Co.
   8.625%, 11/15/31                                    1,000,000      1,356,055
Goodrich Corp.
   7.625%, 12/15/12                                    1,000,000      1,174,615
Lockheed Martin Corp.
   7.650%, 5/1/16                                      1,000,000      1,213,985
                                                                   ------------
                                                                      3,744,655
                                                                   ------------
Air Freight & Logistics (3.3%)
FedEx Corp.
   7.500%, 1/15/18                                     1,727,306      2,028,528
United Parcel Service, Inc./Georgia
   8.375%, 4/1/20                                      1,000,000      1,331,506
                                                                   ------------
                                                                      3,360,034
                                                                   ------------
Building Products (2.0%)
CRH America, Inc.
   5.300%, 10/15/13                                    2,000,000      2,059,240
                                                                   ------------
Commercial Services & Supplies (1.0%)
Deluxe Corp.
   5.000%, 12/15/12                                    1,000,000        998,596
                                                                   ------------
Industrial Conglomerates (3.2%)
General Electric Co.
   5.000%, 2/1/13                                      1,000,000      1,028,441
Tyco International Group S.A.
   7.000%, 6/15/28                                     2,000,000      2,256,444
                                                                   ------------
                                                                      3,284,885
                                                                   ------------
Road & Rail (2.1%)
Burlington Northern Santa Fe Corp.
   6.750%, 3/15/29                                     1,000,000      1,094,124
Union Pacific Corp.
   5.375%, 5/1/14                                      1,000,000      1,008,521
                                                                   ------------
                                                                      2,102,645
                                                                   ------------
Total Industrials                                                    15,550,055
                                                                   ------------
Materials (3.1%)
Chemicals (2.1%)
Eastman Chemcial Co.
   6.300%, 11/15/18                                    2,000,000      2,141,238
                                                                   ------------

Metals & Mining (1.0%)
BHP Billiton Finance USA Ltd.
   4.800%, 4/15/13                                     1,000,000      1,012,427
                                                                   ------------
Total Materials                                                       3,153,665
                                                                   ------------
Telecommunication Services (5.2%)
Diversified Telecommunication Services (4.1%)
GTE North, Inc.
   7.625%, 5/15/26                                     1,000,000      1,064,226
Telecom Italia Capital S.A.
   6.000%, 9/30/34 (S)                                 2,000,000      1,953,512
Verizon Global Funding Corp.
   7.750%, 12/1/30                                     1,000,000      1,197,622
                                                                   ------------
                                                                      4,215,360
                                                                   ------------
Wireless Telecommunication Services (1.1%)
Cingular Wireless LLC
   7.125%, 12/15/31                                    1,000,000      1,116,442
                                                                   ------------
Total Telecommunication Services                                      5,331,802
                                                                   ------------
Utilities (5.6%)
Electric Utilities (4.6%)
Exelon Corp.
   6.750%, 5/1/11                                      1,000,000      1,116,568
Hydro-Quebec
   8.500%, 12/1/29                                     1,000,000      1,425,299
Pacific Gas & Electric Co.
   6.050%, 3/1/34                                      1,000,000      1,017,802
Progress Energy, Inc.
   7.100%, 3/1/11                                      1,000,000      1,129,069
                                                                   ------------
                                                                      4,688,738
                                                                   ------------
Gas Utilities (1.0%)
Trans-Canada Pipelines Ltd.
   4.000%, 6/15/13                                     1,000,000        950,522
                                                                   ------------
Total Utilities                                                       5,639,260
                                                                   ------------
Total Long-Term Debt Securities (94.0%)
   (Cost $88,408,142)                                                95,568,843
                                                                   ------------
SHORT-TERM DEBT SECURITIES:
Commercial Paper (4.1%)
Baxter International, Inc.
   1.99%, 10/4/04                                        600,000        599,867
DaimlerChrysler NA Holdings Corp.
   1.23%, 10/1/04                                      2,100,000      2,099,899
General Motors Acceptance Corp.
   1.71%, 10/4/04                                      1,435,000      1,434,728
                                                                   ------------
                                                                      4,134,494
                                                                   ------------
Time Deposit (0.4%)
JPMorgan Chase Nassau,
   1.26%, 10/1/04                                        448,637        448,637
                                                                   ------------
Total Short-Term Debt Securities (4.5%)
   (Amortized Cost $4,583,131)                                        4,583,131
                                                                   ------------
Total Investments (98.5%)
   (Cost/Amortized Cost $92,991,273)                                100,151,974
Other Assets Less Liabilities (1.5%)                                  1,547,823
                                                                   ------------
Net Assets (100%)                                                  $101,699,797
                                                                   ============

----------
(S) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may only be resold to qualified institutional buyers. At September 30, 2004, the market value of this security amounted to $1,953,512 or 1.92% of net assets.

Glossary:
PO - Principal Only

Investment security transactions for the nine months ended September 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities                      $15,074,710
U.S. Government securities                                            1,008,281
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities                        8,495,579
U.S. Government securities                                           13,954,046

As of September 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation                             $ 8,016,382
Aggregate gross unrealized depreciation                                (855,681)
                                                                    -----------
Net unrealized appreciation                                         $ 7,160,701
                                                                    ===========

Federal income tax cost of investments                              $92,991,273
                                                                    ===========

                     See Notes to Portfolio of Investments.

EQ ADVISORS TRUST
EQ/MONY MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2004 (Unaudited)

                                                       Principal       Value
                                                        Amount        (Note 1)
                                                      ----------   ------------
SHORT-TERM DEBT SECURITIES:
Certificates of Deposit (5.5%)
Alliance & Leicester plc
   1.09%, 10/1/04                                     $5,000,000   $  5,000,000
HBOS Treasury Services plc
   1.51%, 10/12/04                                     5,700,000      5,700,000
                                                                   ------------
                                                                     10,700,000
                                                                   ------------
Commercial Paper (49.4%)
Bank of America Corp.
   1.85%, 12/20/04                                     4,035,000      4,018,232
Bristol-Myers Squibb Co.
   1.65%, 10/15/04 (S)                                 5,516,000      5,512,203
Canadian Imperial Bank of Commerce
   1.45%, 11/17/04                                     4,600,000      4,599,941
Coca Cola Co.
   1.66%, 10/18/04 (S)                                 2,700,000      2,697,756
DaimlerChrysler NA Holdings Corp.
   1.69%, 10/14/04                                     1,750,000      1,748,850
DuPont (E.I.) de Nemours & Co.
   1.38%, 10/6/04                                      7,574,000      7,572,264
Florida Power & Light Co.
   1.52%, 10/7/04                                      5,000,000      4,998,525
General Motors Acceptance Corp.
   1.28%, 10/4/04                                      1,750,000      1,749,751
Golden Funding Corp.
   1.81%, 10/8/04 (S)                                  2,672,000      2,671,122
Household Finance Corp.
   1.30%, 10/6/04                                      3,357,000      3,356,514
Lockhart Funding LLC
   2.06%, 3/23/05 (S)                                  8,000,000      7,921,189
Morgan Stanley
   1.30%, 9/17/04                                      4,452,000      4,451,358
National Rural Utilities Cooperative Finance Corp.
   1.52%, 10/12/04                                     4,074,000      4,071,934
Progress Energy, Inc.
   1.28%, 10/4/04 (S)                                  1,400,000      1,399,802
SBC Communications, Inc.
   1.73%, 11/3/04 (S)                                  2,316,000      2,312,221
Sears Roebuck Acceptance Corp.
   1.26%, 10/4/04                                      1,750,000      1,749,755
Starbird Funding Corp.
   1.24%, 10/5/04 (S)                                  7,500,000      7,498,708
Starfish Global Funding LLC
   1.30%, 10/5/04 (S)                                  3,694,000      3,693,331
Tannehill Capital Co. LLC
   1.79%, 10/22/04 (S)                                 4,250,000      4,249,975
Textron Financial Corp.
   (Zero Rate), 10/1/04                                1,750,000      1,750,000
Three Pillars Funding Corp.
   1.68%, 10/18/04 (S)                                 7,064,000      7,058,062
Thunder Bay Funding, Inc.
   1.57%, 10/12/04 (S)                                 5,588,000      5,585,080

UBS Americas, Inc.
   (Zero Rate), 10/1/04                                5,180,000      5,180,000
                                                                   ------------
                                                                     95,846,573
                                                                   ------------
Fixed Rate Securities (1.4%)
Vodafone Group plc
   7.63%, 2/15/05                                      2,650,000      2,710,362
                                                                   ------------
Government Securities (28.4%)
Federal Home Loan Bank
   1.47%, 3/1/05                                       2,220,000      2,220,000
   1.40%, 4/1/05                                       6,100,000      6,099,914
   1.66%, 5/16/05                                      4,500,000      4,500,000
Federal Home Loan Mortgage Corp.
   (Discount Note), 12/21/04                           2,450,000      2,439,637
   1.50%, 2/14/05 (l)                                  6,100,000      6,100,000
   1.54%, 10/7/05 (l)                                  4,250,000      4,250,000
Federal National Mortgage Association
   (Discount Note), 12/22/04                           6,304,000      6,276,718
   1.60%, 12/29/04                                     7,000,000      7,000,000
   1.50%, 2/14/05 (l)                                  6,100,000      6,100,000
   1.77%, 6/9/05 (l)                                   4,250,000      4,249,166
Government of Canada
   (Discount Note), 1/11/05 (S)                        5,800,000      5,777,815
                                                                   ------------
                                                                     55,013,250
                                                                   ------------
Promissory Notes (2.1%)
Goldman Sachs Group
   1.81%, 7/18/05                                      4,000,000      4,000,000
                                                                   ------------
Time Deposit (1.4%)
JPMorgan Chase Nassau,
   1.26%, 10/1/04                                      2,760,141      2,760,141
                                                                   ------------
Variable Rate Securities (12.4%)
American Express Credit Corp.
   1.75%, 10/5/05 (l)                                  3,000,000      3,000,000
Caterpillar Financial Services Corp.
   1.70%, 7/9/05 (l)                                   6,000,000      6,000,000
General Electric Capital Corp.
   1.87%, 10/17/05 (l)                                 3,850,000      3,850,000
Merrill Lynch & Co., Inc.
   1.90%, 10/11/05 (l)                                 4,000,000      4,000,000
Morgan Stanley
   1.76%, 10/14/05 (l)                                 2,250,000      2,250,000
SLM Corp.
   1.68%, 11/2/05 (l)(S)                               5,000,000      4,998,192
                                                                   ------------
                                                                     24,098,192
                                                                   ------------
Total Investments (100.6%)
   (Amortized Cost $195,128,518) (o)                                195,128,518
Other Assets Less Liabilities (-0.6%)                                (1,197,004)
                                                                   ------------
Net Assets (100%)                                                  $193,931,514
                                                                   ============

----------
(S) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2004, the market value of these securities amounted to $61,375,456 or 31.65% of net assets.
(l)  Floating Rate Security. Rate disclosed is as of September 30, 2004.

(o)  Federal Income Tax Basis is the same as for financial reporting purposes.

                     See Notes to Portfolio of Investments.

EQ ADVISORS TRUST
EQ/PUTNAM GROWTH & INCOME VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2004 (Unaudited)

                                                       Number of       Value
                                                         Shares       (Note 1)
                                                       ---------   ------------
COMMON STOCKS:
Consumer Discretionary (9.8%)
Auto Components (0.4%)
Lear Corp.                                                47,514   $  2,587,137
                                                                   ------------
Automobiles (0.5%)
Ford Motor Co.                                           131,900      1,853,195
Harley-Davidson, Inc.                                     14,100        838,104
                                                                   ------------
                                                                      2,691,299
                                                                   ------------
Hotels, Restaurants & Leisure (1.9%)
Darden Restaurants, Inc.                                  28,100        655,292
Harrah's Entertainment, Inc.^                             24,106      1,277,136
Marriott International, Inc., Class A                     17,900        930,084
McDonald's Corp.                                         292,485      8,198,354
                                                                   ------------
                                                                     11,060,866
                                                                   ------------
Household Durables (0.6%)
Fortune Brands, Inc.                                       4,197        310,956
Lennar Corp., Class A                                     30,300      1,442,280
Newell Rubbermaid, Inc.                                   10,463        209,678
Whirlpool Corp.                                           29,151      1,751,684
                                                                   ------------
                                                                      3,714,598
                                                                   ------------
Leisure Equipment & Products (0.5%)
Mattel, Inc.                                             173,953      3,153,768
                                                                   ------------
Media (2.3%)
Liberty Media Corp., Class A*                            106,600        929,552
Liberty Media International, Inc., Class A*               19,502        650,626
McGraw-Hill Cos., Inc.                                    13,900      1,107,691
Omnicom Group, Inc.                                       14,900      1,088,594
Time Warner, Inc.*                                       240,840      3,887,157
Walt Disney Co.                                          268,387      6,052,127
                                                                   ------------
                                                                     13,715,747
                                                                   ------------
Multiline Retail (0.5%)
Federated Department Stores, Inc.                         17,952        815,560
J.C. Penney Co., Inc.                                     42,958      1,515,558
May Department Stores Co.                                 16,600        425,458
                                                                   ------------
                                                                      2,756,576
                                                                   ------------
Specialty Retail (3.0%)
AutoZone, Inc.*                                            9,272        716,262
Boise Cascade Corp.                                       16,500        549,120
Home Depot, Inc.                                         197,535      7,743,372
Limited Brands                                            93,500      2,084,115
Lowe's Cos., Inc.                                         60,176      3,270,566
Office Depot, Inc.*                                      100,320      1,507,810
Staples, Inc.                                             25,970        774,425
TJX Cos., Inc.                                            57,000      1,256,280
                                                                   ------------
                                                                     17,901,950
                                                                   ------------
Textiles, Apparel & Luxury Goods (0.1%)
Liz Claiborne, Inc.                                       20,000        754,400
                                                                   ------------
Total Consumer Discretionary                                         58,336,341
                                                                   ------------

Consumer Staples (7.5%)
Beverages (2.0%)
Coca-Cola Co.                                            248,458      9,950,743
Coca-Cola Enterprises, Inc.                              109,685      2,073,046
                                                                   ------------
                                                                     12,023,789
                                                                   ------------
Food & Staples Retailing (0.2%)
Rite Aid Corp.*                                          200,300        705,056
SUPERVALU, Inc.                                           17,500        482,125
                                                                   ------------
                                                                      1,187,181
                                                                   ------------
Food Products (1.1%)
General Mills, Inc.                                       38,400      1,724,160
H.J. Heinz Co.                                            56,052      2,018,993
Kellogg Co.                                               33,800      1,441,908
Sara Lee Corp.                                            14,636        334,579
Tyson Foods, Inc., Class A                                75,600      1,211,112
                                                                   ------------
                                                                      6,730,752
                                                                   ------------
Household Products (2.0%)
Colgate-Palmolive Co.                                     54,500      2,462,310
Energizer Holdings, Inc.*^                                18,500        852,850
Kimberly-Clark Corp.                                      33,900      2,189,601
Procter & Gamble Co.                                     119,720      6,479,246
                                                                   ------------
                                                                     11,984,007
                                                                   ------------
Personal Products (0.2%)
Gillette Co.                                              34,000      1,419,160
                                                                   ------------
Tobacco (2.0%)
Altria Group, Inc.                                       248,411     11,685,254
                                                                   ------------
Total Consumer Staples                                               45,030,143
                                                                   ------------
Energy (8.9%)
Energy Equipment & Services (0.5%)
GlobalSantaFe Corp.                                       21,900        671,235
Halliburton Co.                                           20,800        700,752
Noble Corp.*                                              15,500        696,725
Transocean, Inc.*                                         21,300        762,114
Varco International, Inc.*                                13,000        348,660
                                                                   ------------
                                                                      3,179,486
                                                                   ------------
Oil & Gas (8.4%)
Amerada Hess Corp.                                        13,000      1,157,000
ChevronTexaco Corp.                                      183,578      9,847,124
ConocoPhillips                                            13,500      1,118,475
Devon Energy Corp.                                        13,615        966,801
Exxon Mobil Corp.                                        591,091     28,567,428
Marathon Oil Corp.                                        91,702      3,785,459
Occidental Petroleum Corp.                                13,085        731,844
Sunoco, Inc.^                                             12,500        924,750
Unocal Corp.                                              66,267      2,849,481
                                                                   ------------
                                                                     49,948,362
                                                                   ------------
Total Energy                                                         53,127,848
                                                                   ------------
Financials (28.4%)
Capital Markets (3.0%)
Bank of New York Co., Inc.                                87,800      2,561,126
Goldman Sachs Group, Inc.                                  3,359        313,193
Janus Capital Group, Inc.                                  8,100        110,241
Lehman Brothers Holdings, Inc.                             3,100        247,132
Merrill Lynch & Co., Inc.                                135,226      6,723,437
Morgan Stanley                                            66,981      3,302,163
Northern Trust Corp.                                       8,300        338,640

State Street Corp.                                       101,175      4,321,184
                                                                   ------------
                                                                     17,917,116
                                                                   ------------
Commercial Banks (7.5%)
Bank of America Corp.                                    348,000     15,078,840
Commerce Bancorp, Inc.^                                    9,200        507,840
Fifth Third Bancorp                                       75,606      3,721,327
M&T Bank Corp.                                             7,700        736,890
National City Corp.                                       18,066        697,709
Synovus Financial Corp.                                   27,600        721,740
U.S. Bancorp                                             366,586     10,594,335
Wachovia Corp.                                            62,469      2,932,920
Wells Fargo & Co.                                        159,570      9,515,159
                                                                   ------------
                                                                     44,506,760
                                                                   ------------
Consumer Finance (1.1%)
Capital One Financial Corp.                               19,700      1,455,830
MBNA Corp.                                               183,188      4,616,338
Providian Financial Corp.*^                               42,500        660,450
                                                                   ------------
                                                                      6,732,618
                                                                   ------------
Diversified Financial Services (6.0%)
Citigroup, Inc.                                          504,987     22,280,027
JPMorgan Chase & Co.                                     345,128     13,711,935
                                                                   ------------
                                                                     35,991,962
                                                                   ------------
Insurance (6.2%)
Ace Ltd.                                                 122,700      4,915,362
Allstate Corp.                                            41,700      2,001,183
American International Group, Inc.                       213,769     14,534,154
Berkshire Hathaway, Inc., Class B*^                          863      2,477,673
Fidelity National Financial, Inc.                         18,977        723,024
Hartford Financial Services Group, Inc.                   17,900      1,108,547
Lincoln National Corp.                                    19,700        925,900
Metlife, Inc.                                            102,300      3,953,895
Old Republic International Corp.                          12,904        322,987
St. Paul Travelers Cos., Inc.                            110,943      3,667,776
XL Capital Ltd., Class A                                  33,800      2,500,862
                                                                   ------------
                                                                     37,131,363
                                                                   ------------
Mutual Funds (0.1%)
S&P 500 Depositary Receipts^                               5,136        574,102
                                                                   ------------
Real Estate (0.3%)
Equity Office Properties Trust (REIT)                     36,900      1,005,525
Plum Creek Timber Co., Inc. (REIT)                        21,700        760,151
                                                                   ------------
                                                                      1,765,676
                                                                   ------------
Thrifts & Mortgage Finance (4.2%)
Countrywide Financial Corp.                               94,798      3,734,093
Fannie Mae                                               180,400     11,437,360
Freddie Mac                                              127,221      8,299,898
Sovereign Bancorp, Inc.                                   17,561        383,181
Washington Mutual, Inc.                                   34,000      1,328,720
                                                                   ------------
                                                                     25,183,252
                                                                   ------------
Total Financials                                                    169,802,849
                                                                   ------------
Health Care (10.8%)
Biotechnology (0.1%)
Amgen, Inc.*                                              11,800        668,824
                                                                   ------------
Health Care Equipment & Supplies (0.0%)
Baxter International, Inc.                                 6,986        224,670
                                                                   ------------

Health Care Providers & Services (2.7%)
AmerisourceBergen Corp.^                                   8,400        451,164
Cardinal Health, Inc.                                     81,506      3,567,518
CIGNA Corp.                                               51,642      3,595,832
Express Scripts, Inc.*                                    29,980      1,958,893
Health Net, Inc.*^                                         8,500        210,120
Humana, Inc.*                                              4,800         95,904
Laboratory Corp. of America Holdings*^                     6,800        297,296
McKesson Corp.                                            72,767      1,866,474
Medco Health Solutions, Inc.*                              7,700        237,930
Service Corp. International*^                            328,200      2,038,122
UnitedHealth Group, Inc.                                  20,786      1,532,760
                                                                   ------------
                                                                     15,852,013
                                                                   ------------
Pharmaceuticals (8.0%)
Abbott Laboratories                                      196,030      8,303,831
Bristol-Myers Squibb Co.                                 114,022      2,698,901
Eli Lilly & Co.                                           29,691      1,782,944
Johnson & Johnson                                        176,300      9,930,979
King Pharmaceuticals, Inc.*                              130,100      1,553,394
Merck & Co., Inc.                                         79,900      2,636,700
Pfizer, Inc.                                             563,547     17,244,538
Wyeth                                                     97,610      3,650,614
                                                                   ------------
                                                                     47,801,901
                                                                   ------------
Total Health Care                                                    64,547,408
                                                                   ------------
Industrials (15.0%)
Aerospace & Defense (4.1%)
Boeing Co.                                               149,049      7,693,909
Honeywell International, Inc.                            101,918      3,654,780
Lockheed Martin Corp.                                    101,449      5,658,825
Northrop Grumman Corp.                                    22,000      1,173,260
Raytheon Co.                                              78,118      2,966,922
United Technologies Corp.                                 33,300      3,109,554
                                                                   ------------
                                                                     24,257,250
                                                                   ------------
Airlines (0.3%)
Southwest Airlines Co.                                   127,300      1,733,826
                                                                   ------------
Building Products (1.1%)
Masco Corp.                                              186,783      6,449,617
                                                                   ------------
Commercial Services & Supplies (1.0%)
Avery Dennison Corp.                                      30,650      2,016,157
Cendant Corp.                                            119,300      2,576,880
Cintas Corp.                                              13,100        550,724
Waste Management, Inc.                                    38,300      1,047,122
                                                                   ------------
                                                                      6,190,883
                                                                   ------------
Electrical Equipment (0.5%)
Emerson Electric Co.                                      41,900      2,593,191
Rockwell Automation, Inc.                                 15,968        617,962
                                                                   ------------
                                                                      3,211,153
                                                                   ------------
Industrial Conglomerates (5.4%)
3M Co.                                                    27,900      2,231,163
General Electric Co.                                     582,450     19,558,671
Tyco International Ltd.                                  341,261     10,463,062
                                                                   ------------
                                                                     32,252,896
                                                                   ------------
Machinery (1.5%)
Dover Corp.                                               18,400        715,208
Ingersoll-Rand Co., Class A                               75,755      5,149,067
Parker-Hannifin Corp.                                     33,800      1,989,468

SPX Corp.^                                                40,700      1,440,780
                                                                   ------------
                                                                      9,294,523
                                                                   ------------
Road & Rail (1.1%)
Canadian National Railway Co.                             22,000      1,073,600
Norfolk Southern Corp.                                    37,300      1,109,302
Union Pacific Corp.                                       72,889      4,271,295
                                                                   ------------
                                                                      6,454,197
                                                                   ------------
Total Industrials                                                    89,844,345
                                                                   ------------
Information Technology (6.1%)
Communications Equipment (0.8%)
Motorola, Inc.                                           253,300      4,569,532
                                                                   ------------
Computers & Peripherals (2.6%)
Hewlett-Packard Co.                                      571,831     10,721,831
International Business Machines Corp.                     33,300      2,855,142
Lexmark International, Inc., Class A*                      8,079        678,717
Sun Microsystems, Inc.*                                  374,300      1,512,172
                                                                   ------------
                                                                     15,767,862
                                                                   ------------
Electronic Equipment & Instruments (0.3%)
Jabil Circuit, Inc.*                                      31,900        733,700
Solectron Corp.*                                         178,500        883,575
Vishay Intertechnology, Inc.*^                            17,100        220,590
                                                                   ------------
                                                                      1,837,865
                                                                   ------------
IT Services (0.4%)
Automatic Data Processing, Inc.                           24,000        991,680
Fiserv, Inc.*                                             31,780      1,107,851
                                                                   ------------
                                                                      2,099,531
                                                                   ------------
Office Electronics (1.0%)
Xerox Corp.*                                             406,514      5,723,717
                                                                   ------------
Semiconductors & Semiconductor Equipment (0.6%)
Intel Corp.                                              124,900      2,505,494
Micron Technology, Inc.*                                 101,400      1,219,842
                                                                   ------------
                                                                      3,725,336
                                                                   ------------
Software (0.4%)
Amdocs Ltd.*                                              12,514        273,181
Microsoft Corp.                                           82,068      2,269,180
                                                                   ------------
                                                                      2,542,361
                                                                   ------------
Total Information Technology                                         36,266,204
                                                                   ------------
Materials (5.4%)
Chemicals (2.9%)
Dow Chemical Co.                                         189,407      8,557,408
DuPont (E.I.) de Nemours & Co.                            75,000      3,210,000
Hercules, Inc.*^                                          45,700        651,225
International Flavors & Fragrances, Inc.                   8,200        313,240
PPG Industries, Inc.                                      53,615      3,285,527
Rohm & Haas Co.                                           33,000      1,418,010
                                                                   ------------
                                                                     17,435,410
                                                                   ------------
Construction Materials (0.1%)
Vulcan Materials Co.                                      15,000        764,250
                                                                   ------------
Containers & Packaging (0.4%)
Ball Corp.                                                25,400        950,722
Owens-Illinois, Inc.*^                                    18,600        297,600
Smurfit-Stone Container Corp.*                            55,518      1,075,384
                                                                   ------------
                                                                      2,323,706
                                                                   ------------

Metals & Mining (1.2%)
Alcoa, Inc.                                              180,000      6,046,200
Barrick Gold Corp.                                        20,740        436,370
Peabody Energy Corp.^                                      9,900        589,050
                                                                   ------------
                                                                      7,071,620
                                                                   ------------
Paper & Forest Products (0.8%)
International Paper Co.                                   49,000      1,980,090
Weyerhaeuser Co.                                          45,151      3,001,638
                                                                   ------------
                                                                      4,981,728
                                                                   ------------
Total Materials                                                      32,576,714
                                                                   ------------
Telecommunication Services (2.8%)
Diversified Telecommunication Services (2.8%)
BellSouth Corp.                                          170,288      4,618,211
SBC Communications, Inc.                                  94,800      2,460,060
Verizon Communications, Inc.                             236,200      9,301,556
                                                                   ------------
                                                                     16,379,827
                                                                   ------------
Wireless Telecommunication Services (0.0%)
AT&T Wireless Services, Inc.*                             10,198        150,726
                                                                   ------------
Total Telecommunication Services                                     16,530,553
                                                                   ------------
Utilities (3.3%)
Electric Utilities (2.7%)
Edison International, Inc.                                79,540      2,108,605
Entergy Corp.                                             25,900      1,569,799
Exelon Corp.                                             103,490      3,797,048
FPL Group, Inc.                                           15,700      1,072,624
Great Plains Energy, Inc.^                                10,500        306,075
PG&E Corp.*                                              132,804      4,037,242
PPL Corp.                                                 33,400      1,575,812
Progress Energy, Inc.                                     42,274      1,789,881
Xcel Energy, Inc.                                         12,100        209,572
                                                                   ------------
                                                                     16,466,658
                                                                   ------------
Gas Utilities (0.1%)
Southern Union Co.*^                                      23,835        488,618
                                                                   ------------
Multi-Utilities & Unregulated Power (0.5%)
Dominion Resources, Inc.                                  15,600      1,017,900
Duke Energy Corp.                                         39,700        908,733
Sempra Energy                                              9,012        326,144
Sierra Pacific Resources*^                                78,600        703,470
                                                                   ------------
                                                                      2,956,247
                                                                   ------------
Total Utilities                                                      19,911,523
                                                                   ------------
Total Common Stocks (98.0%)
   (Cost $540,344,142)                                              585,973,928
                                                                   ------------
CONVERTIBLE PREFERRED STOCKS:
Consumer Discretionary (0.2%)
Automobiles (0.2%)
Ford Motor Co. Capital Trust II,
   6.50%, 1/15/32^                                        26,400      1,380,192
                                                                   ------------
Information Technology (0.3%)
Office Electronics (0.3%)
Xerox Corp.,                                              23,116      1,800,158
                                                                   ------------
   7.50%, 11/27/21 (S)(b)
Total Convertible Preferred Stocks (0.5%)
   (Cost $2,688,252)                                                  3,180,350
                                                                   ------------

                                                     Principal
                                                       Amount
                                                   -------------
SHORT-TERM DEBT SECURITIES:
Repurchase Agreement (1.0%)
JPMorgan Securities, Inc.,
   1.73% dated 9/30/04, due 10/1/04,
   to be repurchased at $5,822,280,
   collateralized by $5,697,000 of U.S.
   Treasury Bonds, 5.25% due 2/15/29                  $5,822,000      5,822,000
                                                                   ------------
Short-Term Investments of Cash Collateral for
   Securities Loaned (1.7%)
Goldman Sachs Group LP
   2.055%, 12/8/04 (l)                                 1,000,000      1,000,000
Lehman Brothers, Inc.
   1.895%, 10/1/04                                     9,310,482      9,310,482
                                                                   ------------
                                                                     10,310,482
                                                                   ------------
Total Short-Term Debt Securities (2.7%)
   (Amortized Cost $16,132,482)                                      16,132,482
                                                                   ------------

                                                     Number of
                                                   Contracts (c)
                                                   -------------
OPTIONS PURCHASED:
Call Options Purchased (0.0%)*
Fannie Mae
   November-04 @ $66.5812 (Cost $9,546)                    3,813          4,880
                                                                   ------------
Total Investments Before Options
   Written (101.2%)
   (Cost/Amortized Cost $559,174,422)                               605,291,640
                                                                   ------------
OPTIONS WRITTEN:
Put Options Written (-0.0%)*
Freddie Mac
   November-04 @ $66.5245 (Premiums
      Received $7,820)                                    (3,813)        (8,263)
                                                                   ------------
Total Investments after Options Written (101.2%)
   (Cost/Amortized Cost $559,166,602)                               605,283,377
Other Assets Less Liabilities (-1.2%)                                (7,474,104)
                                                                   ------------
Net Assets (100%)                                                  $597,809,273
                                                                   ============

----------
*    Non-income producing.
^    All, or a portion of security out on loan (See Note 1).
(S) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may only be resold to qualified institutional buyers. At September 30, 2004, the market value of this security amounted to $1,800,158 or 0.30% of net assets.
(b) Illiquid security.
(c)  One contract relates to 100 shares.
(l)  Floating Rate Security. Rate disclosed is as of September 30, 2004.

     Glossary:
     REIT - Real Estate Investment Trust

Options written for the nine months ended September 30, 2004, were as follows:

                                                         Total         Total
                                                       Number of      Premiums\
                                                       Contracts      Recevied
                                                       ---------   ------------
Options Outstanding - January 1, 2004                         --   $         --
Options Written                                            3,813          7,820
Options Terminated in closing purchase transactions           --             --
Options expired                                               --             --
Options exercised                                             --             --
                                                       ---------   ------------
Options outstanding - September 30, 2004                   3,813   $      7,820
                                                       ---------   ------------

Investment security transactions for the nine months ended September 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities                     $160,028,057
Net Proceeds of
Sales and Redemptions:
Stocks and long-term corporate debt securities                      184,460,648

As of September 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation                            $ 49,640,649
Aggregate gross unrealized depreciation                             (20,189,087)
                                                                   ------------
Net unrealized appreciation                                        $ 29,451,562
                                                                   ============
Federal income tax cost of investments                             $575,840,078
                                                                   ============

At September 30, 2004, the Portfolio had loaned securities with a total value of $10,215,412. This was secured by collateral of $10,310,482 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $87,626,990, of which $18,946,302 expires in the year 2008, $20,155,239 expires in the year 2010, and $48,525,449 expires in the year 2011.

                     See Notes to Portfolio of Investments.

EQ ADVISORS TRUST
EQ/PUTNAM VOYAGER PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2004 (Unaudited)

                                                       Number of       Value
                                                         Shares       (Note 1)
                                                       ---------   -------------
COMMON STOCKS:
Consumer Discretionary (13.9%)
Auto Components (0.1%)
Johnson Controls, Inc.                                     5,500   $    312,455
                                                                   ------------

Hotels, Restaurants & Leisure (1.9%)
Darden Restaurants, Inc.                                  25,900        603,988
Harrah's Entertainment, Inc.^                             19,200      1,017,216
Royal Caribbean Cruises Ltd.^                             25,200      1,098,720
Starbucks Corp.*                                          25,300      1,150,138
Yum! Brands, Inc.*                                        15,200        618,032
                                                                   ------------
                                                                      4,488,094
                                                                   ------------
Household Durables (0.6%)
NVR, Inc.*                                                   300        165,300
Whirlpool Corp.                                           20,900      1,255,881
                                                                   ------------
                                                                      1,421,181
                                                                   ------------
Internet & Catalog Retail (1.3%)
eBay, Inc.*                                               34,700      3,190,318
                                                                   ------------

Multiline Retail (1.5%)
Kohl's Corp.*                                             34,000      1,638,460
Nordstrom, Inc.                                           21,900        837,456
Target Corp.                                              26,040      1,178,310
                                                                   ------------
                                                                      3,654,226
                                                                   ------------
Specialty Retail (7.5%)
Abercrombie & Fitch Co.                                   17,000        535,500
Best Buy Co., Inc.                                        29,600      1,605,504
Borders Group, Inc.                                       15,400        381,920
Chico's FAS, Inc.*^                                       27,300        933,660
Home Depot, Inc.                                         137,300      5,382,160
Lowe's Cos., Inc.                                         58,700      3,190,345
Michaels Stores, Inc.^                                    22,600      1,338,146
Petsmart, Inc.^                                            5,900        167,501
RadioShack Corp.                                           4,600        131,744
Rent-A-Center, Inc.*^                                     10,010        258,858
Staples, Inc.                                             90,900      2,710,638
TJX Cos., Inc.                                            46,900      1,033,676
                                                                   ------------
                                                                     17,669,652
                                                                   ------------
Textiles, Apparel & Luxury Goods (1.0%)
Coach, Inc.*                                               8,900        377,538
Liz Claiborne, Inc.                                       10,500        396,060
Nike, Inc., Class B                                        9,400        740,720
Timberland Co., Class A*                                  13,400        761,120
                                                                   ------------
                                                                      2,275,438
                                                                   ------------
Total Consumer Discretionary                                         33,011,364
                                                                   ------------

Consumer Staples (13.1%)
Beverages (3.4%)
Coca-Cola Co.                                             52,000      2,082,600

Coca-Cola Enterprises, Inc.                                7,000        132,300
Pepsi Bottling Group, Inc.^                               57,400      1,558,410
PepsiCo, Inc.                                             85,800      4,174,170
                                                                   ------------
                                                                      7,947,480
                                                                   ------------
Food & Staples Retailing (4.4%)
Costco Wholesale Corp.                                    57,900      2,406,324
Sysco Corp.                                               19,700        589,424
Wal-Mart Stores, Inc.                                    134,100      7,134,120
Whole Foods Market, Inc.^                                  4,300        368,897
                                                                   ------------
                                                                     10,498,765
                                                                   ------------

Household Products (2.6%)
Procter & Gamble Co.                                     113,400      6,137,208
                                                                   ------------
Personal Products (2.0%)
Avon Products, Inc.                                       63,900      2,791,152
Gillette Co.                                              46,200      1,928,388
                                                                   ------------
                                                                      4,719,540
                                                                   ------------
Tobacco (0.7%)
Altria Group, Inc.                                        36,700      1,726,368
                                                                   ------------
Total Consumer Staples                                               31,029,361
                                                                   ------------

Energy (3.2%)
Energy Equipment & Services (0.2%)
GlobalSantaFe Corp.                                       13,300        407,645
                                                                   ------------

Oil & Gas (3.0%)
Amerada Hess Corp.                                        48,200      4,289,800
Anadarko Petroleum Corp.                                  18,900      1,254,204
Valero Energy Corp.                                       19,400      1,556,074
                                                                   ------------
                                                                      7,100,078
                                                                   ------------
Total Energy                                                          7,507,723
                                                                   ------------

Financials (8.9%)
Commercial Banks (1.7%)
Commerce Bancorp, Inc.^                                    6,000        331,200
U.S. Bancorp                                              53,200      1,537,480
Wells Fargo & Co.                                         35,000      2,087,050
                                                                   ------------
                                                                      3,955,730
                                                                   ------------
Consumer Finance (2.3%)
American Express Co.                                      10,200        524,892
Capital One Financial Corp.                               37,600      2,778,640
MBNA Corp.                                                50,500      1,272,600
SLM Corp.                                                 18,200        811,720
                                                                   ------------
                                                                      5,387,852
                                                                   ------------
Diversified Financial Services (0.9%)
Citigroup, Inc.                                           51,200      2,258,944
                                                                   ------------

Insurance (2.0%)
Ambac Financial Group, Inc.                                2,000        159,900
American International Group, Inc.                        56,300      3,827,837
Fidelity National Financial, Inc.                         17,410        663,321
                                                                   ------------
                                                                      4,651,058
                                                                   ------------
Mutual Funds (0.3%)
Nasdaq 100 - Index Tracking Stock^                         7,000        245,840
S&P 500 Depositary Receipts^                               4,246        474,618
                                                                   ------------
                                                                        720,458
                                                                   ------------

Thrifts & Mortgage Finance (1.7%)
Doral Financial Corp.^                                    29,872      1,238,792
Fannie Mae                                                44,900      2,846,660
                                                                   ------------
                                                                      4,085,452
                                                                   ------------
Total Financials                                                     21,059,494
                                                                   ------------
Health Care (23.2%)
Biotechnology (2.8%)
Amgen, Inc.*                                              54,900      3,111,732
Biogen Idec, Inc.*                                        13,400        819,678
Genentech, Inc.*                                          10,500        550,410
Genzyme Corp.*                                            15,600        848,796
Gilead Sciences, Inc.*                                    33,000      1,233,540
                                                                   ------------
                                                                      6,564,156
                                                                   ------------
Health Care Equipment & Supplies (4.0%)
Becton, Dickinson & Co.                                   16,000        827,200
Fisher Scientific International, Inc.*^                   16,500        962,445
Medtronic, Inc.                                           56,600      2,937,540
Patterson Cos., Inc.*^                                     3,800        290,928
Respironics, Inc.*^                                        4,700        251,168
St. Jude Medical, Inc.*                                   28,000      2,107,560
Varian Medical Systems, Inc.*                             23,400        808,938
Zimmer Holdings, Inc.*                                    16,300      1,288,352
                                                                   ------------
                                                                      9,474,131
                                                                   ------------
Health Care Providers & Services (4.7%)
Anthem, Inc.*^                                             2,200        191,950
Caremark Rx, Inc.*                                        27,800        891,546
Community Health Systems, Inc.*                            4,800        128,064
Coventry Health Care, Inc.*                               33,200      1,771,884
Express Scripts, Inc.*                                     9,900        646,866
Health Management Associates, Inc., Class A^              18,200        371,826
Henry Schein, Inc.*^                                      14,300        891,033
Manor Care, Inc.                                           8,600        257,656
PacifiCare Health Systems, Inc.*^                          9,600        352,320
Sierra Health Services, Inc.*^                             6,700        321,131
UnitedHealth Group, Inc.                                  52,582      3,877,397
Universal Health Services, Inc., Class B^                  9,400        408,900
WellChoice, Inc.*                                          8,400        313,572
WellPoint Health Networks, Inc.*                           6,700        704,103
                                                                   ------------
                                                                     11,128,248
                                                                   ------------
Pharmaceuticals (11.7%)
Abbott Laboratories                                       72,200      3,058,392
Eon Labs, Inc.*^                                          11,500        249,550
Forest Laboratories, Inc.*                                30,300      1,362,894
Johnson & Johnson                                        155,900      8,781,847
Merck & Co., Inc.                                          4,300        141,900
Pfizer, Inc.                                             431,400     13,200,840
Wyeth                                                     24,100        901,340
                                                                   ------------
                                                                     27,696,763
                                                                   ------------
Total Health Care                                                    54,863,298
                                                                   ------------
Industrials (8.2%)
Aerospace & Defense (3.3%)
Boeing Co.                                                80,500      4,155,410
General Dynamics Corp.                                     4,100        418,610
L-3 Communications Holdings, Inc.^                         8,300        556,100
United Technologies Corp.                                 28,500      2,661,330
                                                                   ------------
                                                                      7,791,450
                                                                   ------------

Air Freight & Logistics (0.4%)
FedEx Corp.                                                4,200        359,898
United Parcel Service, Inc./Georgia, Class B               6,600        501,072
                                                                   ------------
                                                                        860,970
                                                                   ------------
Building Products (0.8%)
Masco Corp.                                               52,100      1,799,013
                                                                   ------------
Commercial Services & Supplies (0.0%)
Apollo Group, Inc., Class A*                               1,338         98,169
                                                                   ------------
Industrial Conglomerates (2.9%)
3M Co.                                                    44,500      3,558,665
General Electric Co.                                     102,000      3,425,160
                                                                   ------------
                                                                      6,983,825
                                                                   ------------
Machinery (0.6%)
Danaher Corp.                                              7,600        389,728
Illinois Tool Works, Inc.                                  8,500        791,945
ITT Industries, Inc.                                       1,600        127,984
                                                                   ------------
                                                                      1,309,657
                                                                   ------------
Road and Rail (0.2%)
Hunt (J.B.) Transport Services, Inc.                      18,100        672,234
                                                                   ------------
Total Industrials                                                    19,515,318
                                                                   ------------
Information Technology (26.4%)
Communications Equipment (6.3%)
Avaya, Inc.*                                              72,700      1,013,438
Cisco Systems, Inc.*                                     351,100      6,354,910
Harris Corp.^                                              6,300        346,122
Motorola, Inc.                                            87,700      1,582,108
QUALCOMM, Inc.                                           145,200      5,668,608
                                                                   ------------
                                                                     14,965,186
                                                                   ------------
Computers & Peripherals (3.9%)
Dell, Inc.*                                              143,100      5,094,360
EMC Corp.*                                               120,700      1,392,878
Lexmark International, Inc., Class A*                     32,000      2,688,320
                                                                   ------------
                                                                      9,175,558
                                                                   ------------
Electronic Equipment & Instruments (0.3%)
Arrow Electronics, Inc.*                                  23,200        523,856
Jabil Circuit, Inc.*                                       8,800        202,400
                                                                   ------------
                                                                        726,256
                                                                   ------------
Internet Software & Services (0.7%)
Yahoo!, Inc.*                                             51,800      1,756,538
                                                                   ------------
IT Services (0.6%)
Affiliated Computer Services, Inc., Class A*              11,800        656,906
Fiserv, Inc.*                                             19,000        662,340
                                                                   ------------
                                                                      1,319,246
                                                                   ------------
Office Electronics (0.4%)
Xerox Corp.*                                              72,200      1,016,576
                                                                   ------------
Semiconductors & Semiconductor Equipment (4.1%)
Altera Corp.*                                             14,800        289,636
Applied Materials, Inc.*                                  48,300        796,467
Intel Corp.                                              276,300      5,542,578
Maxim Integrated Products, Inc.                           14,300        604,747
Micron Technology, Inc.*                                  80,700        970,821
Texas Instruments, Inc.                                   57,800      1,229,984

Xilinx, Inc.                                               7,900        213,300
                                                                   ------------
                                                                      9,647,533
                                                                   ------------
Software (10.1%)
Adobe Systems, Inc.                                       92,800      4,590,816
Autodesk, Inc.                                            26,400      1,283,832
Microsoft Corp.                                          416,700     11,521,755
Oracle Corp.*                                            287,400      3,241,872
Symantec Corp.*                                           62,600      3,435,488
                                                                   ------------
                                                                     24,073,763
                                                                   ------------
Total Information Technology                                         62,680,656
                                                                   ------------
Materials (0.0%)
Construction Materials (0.0%)
Vulcan Materials Co.                                       1,700         86,615
                                                                   ------------
Containers & Packaging (0.0%)
Ball Corp.                                                 2,200         82,346
                                                                   ------------
Total Materials                                                         168,961
                                                                   ------------
Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.6%)
CenturyTel, Inc.                                          20,400        698,496
Verizon Communications, Inc.                              18,000        708,840
                                                                   ------------
Total Telecommunication Services                                      1,407,336
                                                                   ------------
Utilities (0.6%)
Electric Utilities (0.6%)
Edison International, Inc.                                55,300      1,466,003
                                                                   ------------
Total Common Stocks (98.1%)
   (Cost $217,728,967)                                              232,709,514
                                                                   ------------

                                                      Principal
                                                        Amount
                                                     -----------
SHORT-TERM DEBT SECURITIES:
Repurchase Agreement (1.9%)
JPMorgan Securities, Inc.,
1.73% dated 9/30/04, due 10/1/04 to be repurchased
at $4,574,220, collateralized by $4,574,000 of U.S.
Treasury Bonds, 5.25% due 2/15/29                    $ 4,574,000      4,574,000
                                                                   ------------

Short-Term Investments of Cash Collateral for
   Securities Loaned (5.0%)
Goldman Sachs Group LP
   2.055%, 12/8/04 (l)                                   500,000        500,000
Lehman Brothers, Inc.
   1.895%, 10/1/04                                    11,274,609     11,274,609
                                                                   ------------
                                                                     11,774,609
                                                                   ------------
Total Short-Term Debt Securities (6.9%)
   (Amortized Cost $16,348,609)                                      16,348,609
                                                                   ------------
Total Investments (105.0%)
   (Cost/Amortized Cost $234,077,576)                               249,058,123
Other Assets Less Liabilities (-5.0%)                               (11,899,005)
                                                                   ------------
Net Assets (100%)                                                  $237,159,118
                                                                   ============

----------
*    Non-income producing.
^    All, or a portion of security out on loan (See Note 1).
(l)  Floating Rate Security. Rate disclosed is as of September 30, 2004.

Investment security transactions for the nine months ended September 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities                     $116,870,416
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities                      138,450,317

As of September 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation                            $ 17,610,772
Aggregate gross unrealized depreciation                              (8,172,948)
                                                                   ------------
Net unrealized appreciation                                        $  9,437,824
                                                                   ============

Federal income tax cost of investments                             $239,620,299
                                                                   ============

At September 30, 2004, the Portfolio had loaned securities with a total value of $11,635,210. This was secured by collateral of $11,774,609 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $135,405,401, of which $810,089 expires in the year 2008, $81,445,427 expires in the year 2009, $36,146,108 expires in the year 2010, and $17,003,777 expires in the year 2011.

                     See Notes to Portfolio of Investments.

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2004 (Unaudited)

                                                     Number of        Value
                                                       Shares       (Note 1)
                                                    -----------   -------------
COMMON STOCKS:
Consumer Discretionary (14.5%)
Auto Components (1.1%)
Aftermarket Technology Corp.*                             6,800   $      85,544
ArvinMeritor, Inc.^                                      28,000         525,000
Bandag, Inc.^                                             6,300         275,940
Collins & Aikman Corp.*^                                 26,200         109,516
Cooper Tire & Rubber Co.                                 26,600         536,522
Drew Industries, Inc.*                                    3,400         121,890
Exide Technologies*                                       9,400         148,990
Goodyear Tire & Rubber Co.*^                             65,500         703,470
Hayes Lemmerz International, Inc.*^                      15,100         153,416
Keystone Automotive Industries, Inc.*                     6,300         138,600
Modine Manufacturing Co.^                                11,800         355,298
Sauer-Danfoss, Inc.                                       5,900         100,772
Sports Resorts International, Inc.*^                     22,900          84,043
Standard Motor Products, Inc.^                            8,400         126,924
Stoneridge, Inc.*^                                        6,300          88,830
Strattec Strategy Corp.*                                  1,600          99,616
Superior Industries International, Inc.^                 10,800         323,460
Tenneco Automotive, Inc.*                                15,800         206,980
Tower Automotive, Inc.*                                  19,300          40,337
Visteon Corp.^                                           54,500         435,455
                                                                  -------------
                                                                      4,660,603
                                                                  -------------
Automobiles (0.4%)
Coachmen Industries, Inc.^                                5,300          83,634
Fleetwood Enterprises, Inc.*^                            20,900         317,262
Monaco Coach Corp.                                       12,750         276,037
Thor Industries, Inc.^                                   15,800         418,226
Winnebago Industries, Inc.^                              12,600         436,464
                                                                  -------------
                                                                      1,531,623
                                                                  -------------
Distributors (0.2%)
Advanced Marketing Services, Inc.^                        7,900          85,241
Handleman Co.^                                            8,100         165,726
LKQ Corp.*^                                              13,000         237,510
Source Interlink Cos., Inc.*                             18,829         183,018
Wesco International, Inc.*                               11,700         283,725
                                                                  -------------
                                                                        955,220
                                                                  -------------
Hotels, Restaurants & Leisure (3.3%)
Alliance Gaming Corp.*^                                  20,500         308,730
Ambassadors Group, Inc.                                   2,325          62,775
Ameristar Casinos, Inc.                                   4,100         124,025
Argosy Gaming Co.*                                       11,500         450,800
Aztar Corp.*                                             12,200         323,300
BJ's Restaurants, Inc.*^                                  6,300          99,981
Bob Evans Farms, Inc.^                                   15,200         412,832
Boca Resorts, Inc., Class A*                              8,500         157,845
Boyd Gaming Corp.^                                       19,000         534,850
California Pizza Kitchen, Inc.*^                          5,600         122,360
CBRL Group, Inc.                                         19,900         717,992
CEC Entertainment, Inc.*                                 14,700         540,225
Churchill Downs, Inc.^                                    2,400          93,960
CKE Restaurants, Inc.*^                                  26,800         296,140

Dave and Busters, Inc.*                                   7,000         132,860
Empire Resorts, Inc.*                                    16,100         120,750
Gaylord Entertainment Co.*^                              12,300         381,300
IHOP Corp.^                                               9,800         374,458
International Speedway Corp., Class A                         1              35
Isle of Capri Casinos, Inc.*^                             5,089          98,574
Jack in the Box, Inc.*                                   16,300         517,199
Krispy Kreme Doughnuts, Inc.*^                           22,100         279,786
La Quinta Corp.*                                         78,850         615,030
Landry's Restaurants, Inc.^                               9,400         256,526
Lone Star Steakhouse & Saloon, Inc.                       5,200         134,316
Magna Entertainment Corp., Class A*^                     18,200          99,190
Marcus Corp.^                                             6,500         126,555
MTR Gaming Group, Inc.*                                   8,100          75,492
Multimedia Games, Inc.*                                   9,900         153,450
Navigant International, Inc.*^                            6,200         101,246
O'Charley's, Inc.*^                                      13,300         216,790
Orbitz, Inc., Class A*                                    5,800         157,760
P.F. Chang's China Bistro, Inc.*^                        10,500         509,145
Panera Bread Co., Class A*^                              12,100         454,234
Papa John's International, Inc.*                          3,800         116,584
Penn National Gaming, Inc.*                              14,728         595,011
Pinnacle Entertainment, Inc.*                            10,400         143,520
Prime Hospitality Corp.*                                 12,500         152,125
Rare Hospitality International, Inc.*                    14,200         378,430
Red Robin Gourmet Burgers*^                               5,000         218,350
Ryan's Restaurant Group, Inc.*                           20,950         310,898
Scientific Games Corp., Class A*                         32,000         611,200
Shuffle Master, Inc.*^                                   10,350         387,711
Six Flags, Inc.*^                                        45,900         249,696
Sonic Corp.*^                                            24,187         619,913
Speedway Motorsports, Inc.                                8,232         274,373
Steak n Shake Co.*                                        7,515         128,356
Triarc Cos., Inc., Class B^                              11,350         130,184
Vail Resorts, Inc.*                                       6,400         115,648
WMS Industries, Inc.*^                                    9,600         246,624
                                                                  -------------
                                                                     13,729,134
                                                                  -------------
Household Durables (1.7%)
American Greetings Corp., Class A*^                      25,100         630,512
Beazer Homes USA, Inc.                                    5,375         574,534
Blount International, Inc.*^                             12,300         161,130
Blyth, Inc.                                              11,800         364,620
Brookfield Homes Corp.                                    5,300         139,655
Champion Enterprises, Inc.*^                             29,200         300,468
CSS Industries, Inc.^                                     2,900          89,726
Dominion Homes, Inc.*^                                    3,000          71,460
Ethan Allen Interiors, Inc.^                             13,200         458,700
Furniture Brands International, Inc.                     21,100         529,188
Hooker Furniture Corp.                                    4,200         116,046
Interface, Inc., Class A*                                29,000         232,580
Jarden Corp.*                                            10,650         388,618
Kimball International, Inc., Class B                      7,500         104,100
La-Z-Boy, Inc.^                                          21,100         320,298
Libbey, Inc.                                              4,200          78,540
M/I Homes, Inc.                                           5,000         212,200
Meritage Homes Corp.*^                                    4,600         361,560
National Presto Industries, Inc., Class A                 2,500         104,550
Palm Harbor Homes, Inc.*^                                 5,800          97,730
Russ Berrie & Co., Inc.^                                  9,200         185,380

Skyline Corp.^                                            2,600         104,130
Technical Olympic USA, Inc.^                              4,950         139,788
Tempur-Pedic International, Inc.*^                        9,600         143,904
Tupperware Corp.^                                        21,100         358,278
WCI Communities, Inc.*^                                  13,700         319,210
William Lyon Homes, Inc.*                                 1,400         124,460
Yankee Candle Co., Inc.*                                 20,004         579,316
                                                                  -------------
                                                                      7,290,681
                                                                  -------------
Internet & Catalog Retail (0.4%)
1-800-Flowers.com, Inc., Class A*                        23,700         196,710
Blue Nile, Inc.*^                                         4,600         154,928
Coldwater Creek, Inc.*^                                   9,300         194,091
Drugstore.com*^                                          41,500         141,930
GSI Commerce, Inc.*^                                      9,600          84,576
Insight Enterprises, Inc.*                               18,800         316,592
J. Jill Group, Inc.*^                                     6,800         134,980
Overstock.com, Inc.*^                                     5,700         209,361
Priceline.com, Inc.*^                                     9,616         213,187
Stamps.com, Inc.*                                         7,950         105,735
Systemax, Inc.*                                          13,200          74,712
Valuevision Media, Inc., Class A*^                        5,700          76,323
                                                                  -------------
                                                                      1,903,125
                                                                  -------------
Leisure Equipment & Products (0.6%)
Action Performance Cos., Inc.                             5,200          52,676
Arctic Cat, Inc.                                          5,000         129,750
Callaway Golf Co.^                                       27,900         294,903
JAKKS Pacific, Inc.*^                                     8,300         190,900
K2, Inc.*^                                               14,700         210,357
Leapfrog Enterprises, Inc.*^                             11,100         224,775
Marine Products Corp                                      9,000         162,000
MarineMax, Inc.*                                          4,500         101,340
Nautilus Group, Inc.^                                     9,712         219,394
Oakley, Inc.^                                             8,400          99,960
RC2 Corp.*                                                6,900         227,010
SCP Pool Corp.                                           21,412         572,557
Steinway Musical Instruments, Inc.*                       3,900         106,080
Sturm Ruger & Co., Inc.                                   7,700          69,377
                                                                  -------------
                                                                      2,661,079
                                                                  -------------
Media (2.4%)
4Kids Entertainment, Inc.*^                               4,100          82,820
ADVO, Inc.                                               13,400         414,596
AMC Entertainment, Inc.*                                 10,500         200,970
Carmike Cinemas, Inc.^                                    2,600          91,546
Catalina Marketing Corp.                                 19,400         447,752
Charter Communications, Inc., Class A*^                 110,400         293,664
Courier Corp.                                             2,250          93,780
Crown Media Holdings, Inc., Class A*^                    24,800         207,080
Cumulus Media, Inc., Class A*                            19,600         282,044
Emmis Communications Corp., Class A*^                    18,500         334,110
Entravision Communications Corp.*                        19,400         147,634
Fisher Communications, Inc.*^                             1,800          86,400
Gray Television, Inc.                                    21,100         251,090
Grey Global Group, Inc.                                     340         338,300
Harris Interactive, Inc.*^                               14,400          94,896
Hollinger International, Inc., Class A                   20,600         356,174
Information Holdings, Inc.*                               4,300         117,089
Insight Communications Co., Inc.*^                       15,100         132,880
Interactive Data Corp.*^                                 14,900         280,418
Journal Communications, Inc., Class A                     8,000         140,320

Journal Register Co.*                                    16,000         302,400
Lakes Entertainment, Inc.*                               11,700         122,616
Liberty Corp.                                             7,792         309,654
Lin TV Corp., Class A*^                                  14,000         272,720
Lodgenet Entertainment Corp.*                             5,300          69,960
Martha Stewart Living Omnimedia, Class A*^               10,500         164,850
Mediacom Communications Corp., Class A*^                 26,500         173,045
Navarre Corp.*                                            9,000         130,410
Nelson (Thomas), Inc.                                     5,000          97,750
Opnet Technologies, Inc.*                                 5,500          56,430
Paxson Communications Corp.*^                            37,300          50,355
Playboy Enterprises, Inc., Class B*^                     14,100         141,564
Primedia, Inc.*^                                         50,100         117,735
ProQuest Co.*^                                           11,700         300,690
Pulitzer, Inc.                                            3,400         167,960
R.H. Donnelly Corp.*                                      9,400         463,984
Reader's Digest Association, Inc. (Non-Voting)           40,000         583,600
Regent Communications, Inc.*                             14,300          80,938
Saga Communications, Inc., Class A*                       4,800          81,360
Salem Communications Corp., Class A*^                     3,700          93,684
Scholastic Corp.*^                                       12,200         376,858
Sinclair Broadcast Group, Inc., Class A                  12,908          94,228
Spanish Broadcasting System, Class A*                    10,765         105,928
Tivo, Inc.*^                                             38,390         254,142
Valassis Communications, Inc.*                           21,100         624,138
Value Line, Inc.                                          4,800         177,600
World Wrestling Entertainment, Inc.                       5,700          69,654
Young Broadcasting, Inc., Class A*                        4,600          50,002
                                                                  -------------
                                                                      9,927,818
                                                                  -------------
Multiline Retail (0.3%)
99 Cents Only Stores*^                                   19,700         280,331
Fred's, Inc.^                                            16,530         296,879
ShopKo Stores, Inc.*^                                     9,300         161,913
Tuesday Morning Corp.*                                   10,400         321,568
                                                                  -------------
                                                                      1,060,691
                                                                  -------------
Specialty Retail (3.1%)
A.C. Moore Arts & Crafts, Inc.*                           4,300         106,339
Aaron Rents, Inc.^                                       15,450         336,192
Aeropostale, Inc.*                                       22,250         582,950
America's Car-Mart, Inc.*^                                3,600         121,500
Asbury Automotive Group, Inc.*^                           5,300          71,550
Bebe Stores, Inc.^                                        4,650          98,208
Big 5 Sporting Goods Corp.*                               8,200         186,960
Bombay Co., Inc.*^                                       11,400          83,562
Brookstone, Inc.*                                         6,075         114,757
Buckle, Inc.^                                             4,000         109,880
Burlington Coat Factory Warehouse Corp.                   6,200         131,626
Casual Male Retail Group, Inc.*                          23,600         123,664
Cato Corp., Class A                                       5,700         126,825
Charlotte Russe Holding, Inc.*^                           5,900          67,732
Charming Shoppes, Inc.*^                                 50,300         358,136
Children's Place, Inc.*                                   7,100         169,761
Christopher & Banks Corp.^                               17,575         281,376
Cole National Corp.*                                      4,100         113,611
Cost Plus, Inc.*                                         10,300         364,414
CSK Auto Corp.*                                          18,700         249,084
Deb Shops, Inc.                                           4,500         109,800
Dick's Sporting Goods, Inc.*^                            12,800         455,936
Dress Barn, Inc.*                                         6,400         111,680

Electronics Boutique Holdings Corp.*^                     4,500         153,450
Finish Line, Inc., Class A                                9,500         293,740
GameStop Corp.*                                           7,200         133,272
Genesco, Inc.*                                           12,200         287,310
Goody's Family Clothing, Inc.^                            8,600          72,412
Group 1 Automotive, Inc.*^                                8,700         237,336
Guess?, Inc.*                                             6,200         110,422
Guitar Center, Inc.*^                                     9,800         424,340
Gymboree Corp.*                                          10,000         144,000
Hancock Fabrics, Inc.^                                    6,000          71,880
Haverty Furniture Cos., Inc.                              5,400          94,716
Hibbett Sporting Goods, Inc.*                             9,350         191,581
Hollywood Entertainment Corp.*                           23,100         227,997
HOT Topic, Inc.*^                                        19,275         328,446
Jo-Ann Stores, Inc.*^                                     7,835         219,693
Jos. A. Bank Clothiers, Inc.*^                            4,687         129,736
Kirkland's, Inc.*                                        12,000         112,800
Linens 'N Things, Inc.*                                  18,200         421,694
Lithia Motors, Inc.^                                      4,400          93,544
Men's Wearhouse, Inc.*                                   16,143         468,954
Monro Muffler, Inc.*^                                     4,250          92,863
Movie Gallery, Inc.^                                      8,250         144,623
Payless Shoesource, Inc.*^                               27,600         279,588
Pep Boys Manny, Moe & Jack                               23,300         326,200
Restoration Hardware, Inc.*                              31,200         161,616
Select Comfort Corp.*^                                   14,700         267,540
Sharper Image Corp.*^                                     3,200          68,640
Shoe Carnival, Inc.*^                                     5,400          63,666
Sonic Automotive, Inc.^                                  13,900         278,695
Sports Authority, Inc.*                                   8,238         191,122
Stage Stores, Inc.*                                       7,900         270,338
Stein Mart, Inc.*                                        11,700         178,074
TBC Corp.*                                                8,200         183,188
Too, Inc.*                                               17,449         315,303
Tractor Supply Co.*                                      12,600         396,144
Trans World Entertainment Corp.*                         14,300         139,711
United Auto Group, Inc.^                                  7,700         193,193
West Marine, Inc.*^                                       4,000          85,520
Zale Corp.*                                              21,120         593,472
                                                                  -------------
                                                                     12,922,362
                                                                  -------------
Textiles, Apparel & Luxury Goods (1.0%)
Brown Shoe Co., Inc.                                      9,100         228,046
Deckers Outdoor Corp.*^                                   3,900         132,600
DHB Industries, Inc.*^                                   13,800         195,960
Hartmarx Corp.*                                          15,900         117,978
K-Swiss, Inc., Class A^                                   8,200         157,850
Kellwood Co.^                                            11,200         408,240
Kenneth Cole Productions, Class A^                        3,100          87,234
Movado Group, Inc.                                        6,400         108,800
OshKosh B'Gosh, Inc., Class A^                            3,920          79,184
Oxford Industries, Inc.^                                  7,300         271,925
Perry Ellis International, Inc.*^                         3,300          74,217
Phillips-Van Heusen Corp.^                                8,500         189,380
Quicksilver, Inc.*^                                      24,400         620,248
Russell Corp.^                                            8,900         149,876
Skechers U.S.A., Inc., Class A*                           8,900         129,228
Steven Madden Ltd.*^                                      4,000          70,600
Stride Rite Corp.                                        12,500         128,125
Unifirst Corp.                                            4,200         120,120

Warnaco Group, Inc.*^                                    17,900         397,917
Wolverine World Wide, Inc.                               18,400         463,680
                                                                  -------------
                                                                      4,131,208
                                                                  -------------
Total Consumer Discretionary                                         60,773,544
                                                                  -------------
Consumer Staples (2.9%)
Beverages (0.2%)
Boston Beer Co., Inc., Class A*                           5,100         128,520
Coca Cola Bottling Co.^                                   1,600          86,432
Hansen Natural Corp.*^                                    4,900         118,188
National Beverage Corp.*                                 11,600          93,728
Robert Mondavi Corp., Class A*                            3,200         125,344
                                                                  -------------
                                                                        552,212
                                                                  -------------
Food & Staples Retailing (0.9%)
Arden Group, Inc.                                         1,200         102,000
Casey's General Stores, Inc.                             21,700         403,403
Central European Distribution Corp.*^                     3,900          87,126
Great Atlantic & Pacific Tea Co., Inc.*^                 12,600          76,860
Ingles Markets, Inc., Class A                            10,300         124,218
Longs Drug Stores Corp.^                                 16,096         389,523
NeighborCare, Inc.*                                      15,100         382,785
Pantry, Inc.*                                             6,100         153,537
Pathmark Stores, Inc.*                                   12,900          62,565
Performance Food Group Co.*^                             18,800         445,560
Ruddick Corp.                                            16,700         327,988
Smart & Final, Inc.*                                      9,800         164,248
Topps Co., Inc.^                                         10,600         103,668
United Natural Foods, Inc.*^                             18,200         484,120
Weis Markets, Inc.                                        3,800         128,744
Wild Oats Markets, Inc.*^                                 8,400          72,576
Winn-Dixie Stores, Inc.^                                 33,100         102,279
                                                                  -------------
                                                                      3,611,200
                                                                  -------------
Food Products (1.0%)
Alico, Inc.                                               2,600         110,760
American Italian Pasta Co.^                               8,100         211,815
Cal-Maine Foods, Inc.^                                    8,500          93,245
Chiquita Brands International, Inc.*                     16,600         289,006
Corn Products International, Inc.                        14,700         677,670
Delta & Pine Land Co.                                    16,400         438,700
Farmer Brothers Co.^                                      3,000          80,190
Flowers Foods, Inc.                                      14,925         385,811
Hain Celestial Group, Inc.*^                             13,400         236,912
J & J Snack Foods Corp.*                                  2,400         102,912
John B. Sanfilippo & Son, Inc.*^                          5,500         144,100
Lancaster Colony Corp.                                   10,900         459,599
Lance, Inc.                                               8,400         135,660
M & F Worldwide Corp.*                                    6,300          81,963
Peet's Coffee & Tea, Inc.*^                               5,300         123,967
Ralcorp Holdings, Inc.*                                  12,680         457,748
Sanderson Farms, Inc.^                                    3,600         120,420
Seaboard Corp.                                              200         117,190
                                                                  -------------
                                                                      4,267,668
                                                                  -------------
Household Products (0.2%)
Central Garden & Pet Co.*                                 8,500         260,270
Rayovac Corp.*                                           15,600         411,060
WD-40 Co.                                                 9,400         268,840
                                                                  -------------
                                                                        940,170
                                                                  -------------
Personal Products (0.4%)
Chattem, Inc.*^                                           5,400         174,150

Del Laboratories, Inc.*                                   3,700         122,100
Elizabeth Arden, Inc.*                                   10,400         219,024
Inter Parfums, Inc.^                                      5,900          80,535
Mannatech, Inc.^                                         12,800         179,456
Nature's Sunshine Products, Inc.                          7,500         113,775
NU Skin Enterprises, Inc., Class A^                      21,237         499,282
Playtex Products, Inc.*                                  13,400          84,420
Revlon, Inc., Class A*                                   58,700         147,924
USANA Health Sciences, Inc.*^                             3,000         104,400
                                                                  -------------
                                                                      1,725,066
                                                                  -------------
Tobacco (0.2%)
Dimon, Inc.^                                             14,100          83,049
Standard Commercial Corp.                                 4,600          72,450
Star Scientific, Inc.*^                                  26,900         159,248
Universal Corp.                                          10,100         450,864
Vector Group Ltd.^                                        8,287         124,547
                                                                  -------------
                                                                        890,158
                                                                  -------------
Total Consumer Staples                                               11,986,474
                                                                  -------------
Energy (5.4%)
Energy Equipment & Services (2.2%)
Atwood Oceanics, Inc.*                                    3,200         152,128
Cal Dive International, Inc.*                            14,228         506,801
Carbo Ceramics, Inc.^                                     4,500         324,630
Dril-Quip, Inc.*                                          5,600         124,880
Global Industries Ltd.*^                                 33,900         209,502
Grey Wolf, Inc.*                                         84,700         414,183
Gulf Island Fabrication, Inc.                             6,200         138,260
Gulfmark Offshore, Inc.*^                                 6,000          97,980
Hanover Compressor Co.*^                                 30,800         414,260
Helmerich & Payne, Inc.                                  20,400         585,276
Hydril Co.*^                                              6,600         283,470
Input/Output, Inc.*^                                     21,000         216,510
Key Energy Services, Inc.*                               52,600         581,230
Lone Star Technologies, Inc.*                            14,100         532,980
Lufkin Industries, Inc.                                   3,400         126,548
Matrix Service Co.*^                                     17,000          87,040
Maverick Tube Corp.*^                                    19,900         613,119
Newpark Resources, Inc.*^                                34,700         208,200
NS Group, Inc.*                                           7,600         140,600
Oceaneering International, Inc.*                         11,200         412,608
Offshore Logistics, Inc.*                                 8,400         289,128
Oil States International, Inc.*                          12,200         228,140
Parker Drilling Co.*                                     36,000         132,120
RPC, Inc.                                                 8,500         151,980
SEACOR Holdings, Inc.*^                                   8,450         395,038
Superior Energy Services, Inc.*                          22,477         290,403
Tetra Technologies, Inc.*                                 9,200         285,660
Todco, Class A*                                           8,200         142,270
Unit Corp.*                                              18,972         665,538
Universal Compression Holdings, Inc.*                     5,700         194,199
Veritas DGC, Inc.*                                       13,400         305,252
W-H Energy Services, Inc.*                                7,600         157,700
                                                                  -------------
                                                                      9,407,633
                                                                  -------------
Oil & Gas (3.2%)
Atlas America, Inc.*^                                     6,739         146,708
Berry Petroleum Co., Class A^                             7,500         275,475
Cabot Oil & Gas Corp., Class A^                          13,600         610,640
Cheniere Energy, Inc.*^                                   7,600         150,176

Cimarex Energy Co.*                                      18,200         635,908
Comstock Resources, Inc.*                                14,401         301,269
Delta Petroleum Corp.*^                                   9,000         117,360
Denbury Resources, Inc.*                                 22,000         558,800
Encore Acquisition Co.*^                                  9,100         313,950
Energy Partners Ltd.*^                                    7,100         115,588
Forest Oil Corp.*^                                       21,100         635,532
Frontier Oil Corp.                                        8,844         208,807
FX Energy, Inc.*^                                        13,600         122,944
Giant Industries, Inc.*                                   5,200         126,360
Harvest Natural Resources, Inc.*^                        12,100         200,860
Holly Corp.                                               6,800         173,400
Houston Exploration Co.*                                  7,200         427,320
KCS Energy, Inc.*^                                       21,500         299,065
Magnum Hunter Resources, Inc.*^                          34,200         394,668
McMoRan Exploration Co.*^                                 5,300          69,059
Meridian Resource Corp.*                                 18,100         159,823
Overseas Shipholding Group, Inc.                         10,800         536,112
Penn Virginia Corp.                                       7,300         289,007
Petroleum Development Corp.*^                             6,200         271,684
Plains Exploration & Production Co.*                     34,485         822,812
Quicksilver Resources, Inc.*^                            13,200         431,244
Range Resources Corp.                                    27,300         477,477
Remington Oil & Gas Corp.*                                7,100         186,375
Resource America, Inc., Class A                           6,800         160,412
Southwestern Energy Co.*                                 17,400         730,626
Spinnaker Exploration Co.*                               10,064         352,643
St. Mary Land & Exploration Co.^                         11,400         453,834
Stone Energy Corp.*                                      10,156         444,426
Swift Energy Co.*                                        14,500         347,420
Syntroleum Corp.*                                        17,600         123,552
Tesoro Petroleum Corp.*                                  26,600         785,498
Transmontaigne, Inc.*                                    14,600          84,972
Vintage Petroleum, Inc.                                  25,200         505,764
Whiting Petroleum Corp.*                                  7,200         218,880
World Fuel Services Corp.                                 3,200         114,560
                                                                  -------------
                                                                     13,381,010
                                                                  -------------
Total Energy                                                         22,788,643
                                                                  -------------
Financials (22.1%)
Capital Markets (0.7%)
Affiliated Managers Group, Inc.*^                         9,750         522,015
Capital Southwest Corp.                                     298          22,648
Gabelli Asset Management, Class A^                        2,500         107,125
Greenhill & Co., Inc.^                                    7,400         174,640
Investment Technology Group, Inc.*                       23,400         358,020
Knight Trading Group, Inc., Class A*^                    46,900         432,887
LaBranche & Co., Inc.                                    21,300         179,985
MCG Capital Corp.                                        13,100         227,416
National Financial Partners Corp.                        13,500         483,030
Piper Jaffray Cos.*^                                      8,000         316,720
Sanders Morris Harris Group, Inc.^                        7,800          94,068
SWS Group, Inc.                                           4,782          76,895
                                                                  -------------
                                                                      2,995,449
                                                                  -------------
Commercial Banks (8.3%)
1st Source Corp.                                          4,251         108,996
Alabama National Bancorporation^                          5,000         299,350
Amcore Financial, Inc.^                                  12,400         351,912
AmericanWest Bancorp*                                     4,400          82,984

Arrow Financial Corp.                                     3,257          97,771
BancFirst Corp.                                           1,500          96,180
Bancorpsouth, Inc.                                       31,100         714,989
BancTrust Financial Group, Inc.                           6,000         112,800
Bank of Granite Corp.^                                    4,512          87,578
Bank of the Ozarks, Inc.^                                 4,000         118,920
Banner Corp.                                              3,600         105,840
Boston Private Financial Holdings, Inc.                  10,900         272,064
Bryn Mawr Bank Corp.^                                     3,600          72,288
Camden National Corp.^                                    2,800          96,628
Capital City Bank Group, Inc.^                            2,987         115,627
Capital Corp. of the West                                 2,300          98,900
Capitol Bancorp Ltd.^                                     3,300          96,822
Cascade Bancorp^                                          5,500         106,700
Cathay General Bancorp                                   16,800         624,792
Central Coast Bancorp*^                                   5,390         109,956
Central Pacific Financial Corp.^                         11,700         321,984
Chemical Financial Corp.^                                10,941         399,565
Chittenden Corp.^                                        17,737         483,333
Citizens Banking Corp.^                                  21,500         700,255
City Holdings Co.                                         8,900         292,721
CoBiz, Inc.                                               7,500         123,975
Columbia Bancorp                                          3,000          87,420
Columbia Banking System, Inc.^                            4,714         112,146
Community Bank System, Inc.^                             12,600         316,638
Community Banks, Inc.^                                    3,502         101,523
Community First Bankshares, Inc./ND                      16,100         516,166
Community Trust Bancorp, Inc.                             4,532         140,855
CVB Financial Corp.                                      17,879         397,271
East-West Bancorp, Inc.^                                 20,800         698,672
Farmers Capital Bank Corp.                                2,500          85,750
First Bancorp/NC                                          2,800          94,416
First Bancorp/Puerto Rico^                               13,900         671,370
First Charter Corp.^                                     15,516         375,022
First Citizens BankShares, Inc., Class A                  3,000         354,000
First Commonwealth Financial Corp.^                      30,252         411,730
First Community Bancorp, Inc./CA                          4,200         172,200
First Community Bancshares, Inc./VA                       3,245         106,598
First Financial Bancorp                                  17,083         291,778
First Financial Bankshares, Inc.^                         7,533         302,525
First Financial Corp.^                                    4,600         144,532
First Indiana Corp.                                       4,700          94,470
First Merchants Corp.^                                    6,258         154,266
First Midwest Bancorp, Inc.                              18,800         649,728
First National Bankshares of Florida, Inc.^              18,700         459,085
First OAK Brook Bancshares, Inc.                          2,900          89,436
First of Long Island Corp.                                2,000          85,360
First Republic Bank                                       5,300         243,800
First State Bancorp                                       2,600          81,978
FNB Corp./PA^                                             3,300          87,318
FNB Corp./VA^                                            18,600         411,618
Frontier Financial Corp.^                                 8,700         307,110
German American Bancorp^                                  4,935          83,105
Glacier Bancorp, Inc.                                    12,262         357,560
Gold Banc Corp., Inc.                                    18,800         253,612
Greater Bay Bancorp^                                     25,100         721,625
Hancock Holding Co.^                                     12,900         410,091
Hanmi Financial Corp.                                     4,200         126,840
Harleysville National Corp.                              12,518         306,819

Heartland Financial USA, Inc.^                            4,650          85,792
IBERIABANK Corp.                                          2,300         132,756
Independent Bank Corp./MA                                 6,100         188,551
Independent Bank Corp./MI                                11,467         309,609
Integra Bank Corp.^                                       5,156         111,885
Interchange Financial Services Corp.                      3,800          91,086
Irwin Financial Corp.^                                    5,300         136,846
Lakeland Bancorp, Inc.^                                   5,410          88,940
Lakeland Financial Corp.                                  2,400          81,360
Macatawa Bank Corp.^                                      3,360          94,248
Main Street Banks, Inc.^                                  4,500         137,700
MainSource Financial Group, Inc.                          4,725          96,862
MB Financial, Inc.                                        8,750         346,850
MBT Financial Corp.^                                      2,072          40,673
Mercantile Bank Corp.                                     2,835          98,771
Mid-State Bancshares                                     13,300         342,209
Midwest Banc Holdings, Inc.                               3,750          72,075
Nara Bancorp, Inc.                                        7,400         149,110
National Penn Bancshares, Inc.^                          10,748         343,614
NBC Capital Corp.                                         3,300          84,546
NBT Bancorp, Inc.                                        16,048         376,005
Old National Bancorp/IN                                  26,800         665,712
Old Second Bancorp, Inc.                                  4,600         128,662
Omega Financial Corp.^                                    2,800          96,880
Oriental Financial Group, Inc.^                           6,992         189,204
Pacific Capital Bancorp                                  18,844         557,406
Park National Corp.^                                      5,500         699,765
Peapack-Gladstone Financial Corp.^                        2,970          90,139
PennRock Financial Services Corp.^                        2,870          79,671
People Holding Co./MS                                     2,850          92,767
Peoples Bancorp, Inc.                                     3,610          95,015
PrivateBancorp, Inc.^                                     6,800         183,328
Prosperity Bancshares, Inc.^                              6,900         184,368
Provident Bankshares Corp.                               16,759         562,264
Republic Bancorp, Inc.                                   27,532         423,993
Republic Bancorp, Inc./Kentucky                           4,620         107,184
Riggs National Corp.                                      5,300         117,660
Royal Bancshares of Pennsylvania                          3,366          81,693
S & T Bancorp, Inc.^                                     12,660         452,089
Sandy Spring Bancorp, Inc.^                               8,100         264,870
Santander BanCorp^                                        3,740          93,500
SCBT Financial Corp.                                      2,700          79,650
Seacoast Banking Corp./Florida                            4,980         106,373
Signature Bank*                                           6,248         167,134
Silicon Valley Bancshares*^                              14,300         531,531
Simmons First National Corp., Class A^                    4,800         122,784
Southwest Bancorp, Inc./OK^                               5,200         114,660
Southwest Bancorporation of Texas, Inc.^                 27,600         555,864
State Financial Services Corp.                            3,600          98,784
Sterling Bancorp/NY^                                      4,415         119,426
Sterling Bancshares, Inc./TX                             22,675         304,979
Sterling Financial Corp./PA^                             11,625         312,015
Suffolk Bancorp                                           3,700         111,629
Sun Bancorp, Inc./NJ*                                     4,095          89,803
Susquehanna Bancshares, Inc.                             20,590         506,514
SY Bancorp, Inc.^                                         3,800          85,766
Taylor Capital Group, Inc.^                               3,500          84,000
Texas Capital Bancshares, Inc.*                           8,700         157,905
Texas Regional Bancshares, Inc., Class A                 16,114         500,984

Tompkins Trustco, Inc.                                    2,770         128,223
TriCo Bancshares                                          5,200         108,784
Trustco Bank Corp./New York                              33,183         425,406
Trustmark Corp.                                          18,900         587,412
UMB Financial Corp.^                                      7,874         375,354
Umpqua Holdings Corp.                                    20,176         455,171
Union Bankshares Corp./VA^                                2,700          84,132
United Bancshares, Inc.                                  15,100         523,215
United Community Banks, Inc.                             14,100         342,207
Univest Corp. of Pennsylvania                             3,100         126,325
Unizan Financial Corp.                                   11,790         325,522
USB Holding Co., Inc.                                     4,657         117,723
Virginia Commerce Bancorp*^                               3,875         104,625
Virginia Financial Group, Inc.                            2,600          84,500
Washington Trust Bancorp                                  4,400         115,060
WesBanco, Inc.^                                          10,200         296,616
West Bancorp, Inc.^                                       5,775          96,673
West Coast Bancorp/Oregon^                                5,200         108,316
Westamerica Bancorp.                                     12,800         702,592
Western Sierra Bancorp, Class B*                          3,000          99,870
Wilshire Bancorp, Inc.*^                                  4,200         126,756
Wintrust Financial Corp.^                                 8,400         481,152
Yardville National Bancorp                                3,700         107,670
                                                                  -------------
                                                                     34,946,126
                                                                  -------------
Consumer Finance (0.4%)
ACE Cash Express, Inc.*                                   5,100         132,804
Advanta Corp.                                             7,200         174,168
Cash America International, Inc.                         14,400         352,224
CompuCredit Corp.*                                        7,700         143,374
Credit Acceptance Corp.*^                                 6,300         119,322
Education Lending Group, Inc.*^                           6,900         101,982
Metris Cos., Inc.*                                       17,900         175,062
Nelnet, Inc., Class A*                                    5,400         120,852
Rewards Network, Inc.*                                    8,000          53,360
United PanAm Financial Corp.*^                            5,000          90,025
World Acceptance Corp.*                                   5,100         118,575
                                                                  -------------
                                                                      1,581,748
                                                                  -------------
Diversified Financial Services (0.4%)
Apollo Investment Corp.*                                 24,900         352,335
Asset Acceptance Capital Corp.*                           6,500         110,305
Encore Capital Group, Inc.*^                              7,100         133,835
eSpeed, Inc., Class A*                                    8,000          78,640
Financial Federal Corp.*^                                 7,000         262,360
GATX Corp.^                                              20,400         543,864
                                                                  -------------
                                                                      1,481,339
                                                                  -------------
Insurance (2.5%)
21st Century Insurance Group                              7,800         104,130
Alfa Corp.                                               11,500         160,540
American Medical Security Group, Inc.*                    3,900         124,761
American Physicians Capital, Inc.*                        4,100         125,542
AmerUs Group Co.^                                        15,900         651,900
Argonaut Group, Inc.*^                                   12,900         240,843
Baldwin & Lyons, Inc.^                                    3,500          88,340
Bristol West Holdings, Inc.                               7,000         119,980
Citizens, Inc., Class A*^                                27,637         164,993
Clark, Inc.*^                                             5,300          71,762
CNA Surety Corp.*^                                        9,400          99,640
Commerce Group, Inc.                                      9,400         454,960
Crawford & Co., Class B^                                 34,700         232,490

Delphi Financial Group, Inc., Class A^                   10,013         402,222
Direct General Corp.                                      6,400         185,088
EMC Insurance Group, Inc.                                 4,600          96,646
Enstar Group, Inc.*^                                      2,000          99,120
FBL Financial Group, Inc., Class A                        3,974         104,079
First Acceptance Corp.*                                  18,400         131,560
Great American Financial Resources, Inc.                  5,900          90,211
Harleysville Group, Inc.                                  3,738          77,227
Hilb, Rogal & Hobbs Co.^                                 13,900         503,458
Horace Mann Educators Corp.                              20,700         363,906
Infinity Property & Casualty Corp.                        8,300         245,099
Kansas City Life Insurance Co.                            4,900         208,593
LandAmerica Financial Group, Inc.^                        7,500         341,250
Midland Co.                                               3,900         106,665
National Western Life Insurance Co., Class A*               700         114,030
Navigators Group, Inc.*^                                  2,600          76,024
NYMAGIC, Inc.^                                            3,500          76,615
Ohio Casualty Corp.*^                                    24,900         521,157
Philadelphia Consolidated Holdings Corp.*^                7,400         407,888
Phoenix Cos., Inc.^                                      39,800         414,716
Presidential Life Corp.                                   7,000         120,260
ProAssurance Corp.*^                                     11,664         408,473
RLI Corp.                                                 9,050         339,828
Safety Insurance Group, Inc.                              5,100         113,373
Selective Insurance Group, Inc.^                         10,900         405,480
State Auto Financial Corp.                                4,100         118,695
Stewart Information Services Corp.                        8,600         338,840
Triad Guaranty, Inc.*                                     3,800         210,824
UICI^                                                    15,800         517,292
United Fire & Casualty Co.^                               2,400         137,592
Universal American Financial Corp.*                      18,100         234,033
USI Holdings Corp.*^                                     14,200         193,830
Zenith National Insurance Corp.^                          4,300         181,933
                                                                  -------------
                                                                     10,525,888
                                                                  -------------
Mutual Funds (0.0%)
Gladstone Capital Corp.^                                  4,100          93,111
                                                                  -------------
Real Estate (6.7%)
Acadia Realty Trust (REIT)                                7,200         106,200
Affordable Residential Communities (REIT)^                9,900         144,540
Alexander's, Inc. (REIT)*^                                  800         159,280
Alexandria Real Estate Equities, Inc. (REIT)              7,700         506,044
American Financial Realty Trust (REIT)^                  44,300         625,073
American Home Mortgage Investment Corp. (REIT)           12,964         362,344
AMLI Residential Properties Trust (REIT)                 10,300         314,665
Anthracite Capital, Inc. (REIT)                          27,200         302,464
Anworth Mortgage Asset Corp. (REIT)                      20,800         236,704
Arbor Realty Trust, Inc. (REIT)                           8,300         184,260
Avatar Holdings, Inc.*^                                   2,600         110,370
Bedford Property Investors, Inc. (REIT)                   4,500         136,530
Brandywine Realty Trust (REIT)                           16,500         469,920
Capital Automotive Real Estate Investment
   Trust (REIT)                                          11,600         362,732
Capstead Mortgage Corp. (REIT)^                           6,000          74,700
CarrAmerica Realty Corp. (REIT)                          21,900         716,130
Colonial Properties Trust (REIT)^                         8,800         353,936
Commercial Net Lease Realty (REIT)^                      20,000         364,400
Cornerstone Realty Income Trust, Inc. (REIT)^            30,400         296,704
Corporate Office Properties Trust (REIT)                 12,800         327,936
Correctional Properties Trust (REIT)                      3,500          95,550

Cousins Properties, Inc. (REIT)^                         14,400         494,064
CRT Properties, Inc. (REIT)                               9,900         212,355
EastGroup Properties (REIT)                               8,400         278,880
Entertainment Properties Trust (REIT)                     9,900         374,220
Equity Inns, Inc. (REIT)                                 27,500         271,700
Equity One, Inc. (REIT)                                  16,870         330,989
Essex Property Trust, Inc. (REIT)^                        9,200         661,020
FelCor Lodging Trust, Inc. (REIT)*^                      16,613         187,893
First Industrial Realty Trust, Inc. (REIT)^              17,800         656,820
Gables Residential Trust (REIT)                          14,800         505,420
Getty Realty Corp. (REIT)^                                8,800         230,736
Glenborough Realty Trust, Inc. (REIT)^                   12,100         251,317
Glimcher Realty Trust (REIT)^                            14,900         362,070
Government Properties Trust, Inc. (REIT)                  9,600          91,200
Healthcare Realty Trust, Inc. (REIT)^                    19,900         776,896
Heritage Property Investment Trust (REIT)                10,300         300,451
Highland Hospitality Corp. (REIT)^                       14,000         159,600
Highwoods Properties, Inc. (REIT)                        24,800         610,328
Home Properties, Inc. (REIT)                             14,100         557,796
Impac Mortgage Holdings, Inc. (REIT)                     25,500         670,650
Innkeepers USA Trust (REIT)                               9,900         123,156
Investors Real Estate Trust (REIT)                       24,300         243,243
Jones Lang LaSalle, Inc.*                                15,300         505,053
Kilroy Realty Corp. (REIT)                               10,500         399,315
Kramont Realty Trust (REIT)                               7,200         133,920
LaSalle Hotel Properties (REIT)                          11,300         311,880
Levitt Corp., Class A*^                                   4,575         107,330
Lexington Corp. Properties Trust (REIT)^                 19,100         414,661
LNR Property Corp.                                        6,900         427,179
LTC Properties, Inc. (REIT)^                              7,100         127,019
Luminent Mortgage Capital, Inc. (REIT)^                  14,800         187,664
Maguire Properties, Inc. (REIT)                          13,800         335,478
Manufactured Home Communities, Inc. (REIT)                7,500         249,300
Meristar Hospitality Corp. (REIT)*                       34,978         190,630
MFA Mortgage Investments, Inc. (REIT)                    33,700         310,377
Mid America Apartment Communities, Inc. (REIT)^           7,100         276,545
Mission West Properties, Inc. (REIT)                      6,700          69,345
National Health Investors, Inc. (REIT)                   11,200         318,528
Nationwide Health Properties, Inc. (REIT)^               31,900         661,925
Newcastle Investment Corp. (REIT)                        14,100         432,870
Novastar Financial, Inc. (REIT)^                         10,500         457,800
OMEGA Healthcare Investors, Inc. (REIT)                  18,700         201,212
Origen Financial, Inc. (REIT)                             1,262           9,288
Orleans Homebuilders, Inc.*                               8,000         180,160
Parkway Properties, Inc. (REIT)                           4,500         209,025
Pennsylvania Real Estate Investment Trust (REIT)^        15,394         595,132
Post Properties, Inc. (REIT)                             16,900         505,310
Prentiss Properties Trust (REIT)                         18,000         648,000
Price Legacy Corp. (REIT)                                 8,800         166,760
PS Business Parks, Inc., Class A (REIT)                   6,400         255,040
RAIT Investment Trust (REIT)^                            10,300         281,705
Ramco-Gershenson Properties Trust (REIT)^                 5,900         159,772
Realty Income Corp. (REIT)                               16,000         720,480
Redwood Trust, Inc. (REIT)^                               6,600         411,972
Saul Centers, Inc. (REIT)^                                3,700         121,656
Senior Housing Properties Trust (REIT)                   20,100         358,182
Sovran Self Storage, Inc. (REIT)^                         7,200         282,096
Summit Properties, Inc. (REIT)^                          11,800         319,190
Sun Communities, Inc. (REIT)                              6,400         250,816

Tanger Factory Outlet Centers (REIT)                      5,100         228,378
Tarragon Corp. (REIT)*^                                   7,000          91,070
Taubman Centers, Inc. (REIT)                             18,500         477,855
Tejon Ranch Co.*^                                         2,300          86,595
Town & Country Trust (REIT)^                              4,900         124,705
Trammell Crow Co. (REIT)*^                               10,500         165,060
U.S. Restaurant Properties, Inc. (REIT)^                  7,600         128,364
Universal Health Realty Income Trust (REIT)^              3,700         112,110
Urstadt Biddle Properties, Inc., Class A (REIT)           7,100         108,204
Washington Real Estate Investment Trust (REIT)           19,000         575,700
Winston Hotels, Inc. (REIT)                               8,500          90,950
                                                                  -------------
                                                                     28,382,892
                                                                  -------------
Thrifts & Mortgage Finance (3.1%)
Accredited Home Lenders Holding Co.*^                     6,700         258,084
Anchor Bancorp Wisconsin, Inc.                            7,000         181,300
Bank Atlantic Bancorp, Inc., Class A                     20,900         382,888
Bank Mutual Corp.                                        31,905         382,860
Bankunited Financial Corp.*                              13,800         402,270
Berkshire Hills Bancorp, Inc.                             2,400          88,680
Brookline Bancorp, Inc.^                                 26,517         415,521
Charter Financial Corp.                                   2,600          88,218
CharterMac^                                              18,800         413,412
Citizens First Bancorp, Inc.                              4,200         105,378
City Bank Lynnwood WA^                                    2,764          96,685
Clifton Savings Bancorp, Inc.                             3,373          39,329
Coastal Financial Corp./SC^                               6,413          92,668
Commercial Capital Bancorp, Inc.^                        13,272         301,142
Commercial Federal Corp.                                 18,269         492,898
CORUS Bankshares, Inc.                                    8,200         353,666
Dime Community Bancshares, Inc.                          15,850         266,280
Downey Financial Corp.                                    7,900         434,184
Farmer Mac, Class C*^                                     2,900          64,351
Fidelity Bankshares, Inc.                                 4,500         167,355
First Busey Corp., Class A^                               4,650          88,861
First Federal Capital Corp.                               9,800         296,352
First Financial Holdings, Inc.                            4,300         134,418
First Niagara Financial Group, Inc.                      40,717         544,793
First Place Financial Corp./Ohio                          4,700          94,000
FirstFed Financial Corp.*                                 8,400         410,592
Flagstar Bancorp, Inc.^                                  14,800         314,944
Flushing Financial Corp.                                  4,800          91,248
Franklin Bank Corp./Houston, TX*^                         7,200         122,760
Harbor Florida Bancshares, Inc.                          11,000         342,100
Horizon Financial Corp.                                   5,000          96,050
Hudson River Bancorp                                     15,600         296,088
Itla Capital Corp.*                                       1,800          83,160
KNBT Bancorp, Inc.                                       12,300         207,132
MAF Bancorp, Inc.                                        11,704         504,794
NASB Financial, Inc.                                      2,200          86,724
NetBank, Inc.^                                           25,500         255,255
New Century Financial Corp.^                             12,050         725,651
Northwest Bancorp, Inc.                                   7,600         172,292
Ocwen Financial Corp.*^                                  15,800         144,570
Partners Trust Financial Group, Inc.                     14,798         153,304
Pennfed Financial Services, Inc.                          2,600          79,066
PFF Bancorp, Inc.                                         4,300         164,561
Provident Bancorp, Inc.                                  16,077         188,744
Provident Financial Services, Inc.^                      36,456         628,866
R&G Financial Corp., Class B                             11,200         432,880

Sterling Financial Corp./WA*                              8,096         285,303
TierOne Corp.^                                            7,700         177,562
United Community Financial Corp.^                        10,900         123,933
Waypoint Financial Corp.                                 14,730         406,106
Westfield Financial, Inc.                                 3,600          84,960
WSFS Financial Corp.                                      2,000         100,000
                                                                  -------------
                                                                     12,864,238
                                                                  -------------
Total Financials                                                     92,870,791
                                                                  -------------
Health Care (12.8%)
Biotechnology (3.5%)
Abgenix, Inc.*                                           38,200         376,652
Albany Molecular Research, Inc.*                          8,900          85,440
Alexion Pharmaceuticals, Inc.*^                          11,180         201,240
Alkermes, Inc.*^                                         36,200         417,748
Applera Corp.-Celera Genomics Group*                     31,600         369,404
Ariad Pharmaceuticals, Inc.*^                            20,100         134,469
Axonyx, Inc.*^                                           23,100         130,515
Barrier Therapeutics, Inc.*                              10,973         133,432
BioMarin Pharmaceuticals, Inc.*^                         21,468         111,419
Cell Genesys, Inc.*                                      16,700         149,799
Cell Therapeutics, Inc.*^                                19,661         134,874
Cepheid, Inc.*                                           11,200          96,544
Ciphergen Biosystems, Inc.*^                              8,600          33,540
Connetics Corp.*^                                        12,977         350,639
Corgentech, Inc.*^                                        8,800         150,216
Corixa Corp.*^                                           15,304          63,665
Cubist Pharmaceuticals, Inc.*^                           13,149         129,912
CuraGen Corp.*^                                          14,500          79,750
CV Therapeutics, Inc.*^                                  13,656         170,700
Cytokinetics, Inc.*^                                      8,500         113,050
Decode Genetics, Inc.*^                                  15,500         116,715
Dendreon Corp.*^                                         23,400         196,794
Digene Corp.*^                                            7,500         194,700
Diversa Corp.*^                                          10,900          91,015
Dov Pharmaceutical, Inc.*                                 8,300         142,262
Dyax Corp.*^                                             10,900          83,276
Encysive Pharmaceuticals, Inc.*                          26,600         240,198
Enzo Biochem, Inc.*^                                      7,598         113,970
Enzon Pharmaceuticals, Inc.*^                            22,000         350,900
Exelixis, Inc.*                                          25,500         205,530
Genencor International, Inc.*^                            5,700          91,485
Genta, Inc.*^                                            26,100          70,209
Geron Corp.*^                                            20,700         123,993
GTx, Inc.*                                               11,300         131,758
Human Genome Sciences, Inc.*                             52,100         568,411
Ilex Oncology, Inc.*                                     17,461         439,493
Immunogen, Inc.*                                         20,200         102,010
Immunomedics, Inc.*                                      23,200          60,320
Incyte Corp.*^                                           25,500         245,565
Indevus Pharmaceuticals, Inc.*^                          14,400         102,096
InterMune, Inc.*^                                         8,500         100,215
Isis Pharmaceuticals, Inc.*^                             15,300          74,970
Isolagen, Inc.*                                          12,300         116,235
Keryx Biopharmaceuticals, Inc.*                           9,600         107,424
Kosan Biosciences, Inc.*                                  9,100          52,416
Lexicon Genetics, Inc.*^                                 25,280         166,595
Lifecell Corp.*                                          11,500         115,000
Ligand Pharmaceuticals, Inc., Class B*                   29,800         298,596

Luminex Corp.*                                           10,300          73,439
Marshall Edwards, Inc.*^                                 14,800         131,350
Maxim Pharmaceuticals, Inc.*^                            13,500          36,045
Maxygen, Inc.*                                            9,000          89,010
Medarex Inc.*^                                           37,700         278,226
Myriad Genetics, Inc.*^                                   9,200         157,320
Nabi Biopharmaceuticals*                                 21,157         283,081
Neopharm, Inc.*                                           5,601          47,945
Neose Technologies, Inc.*^                               10,500          78,750
Northfield Laboratories, Inc.*^                           8,900         118,993
NPS Pharmaceuticals, Inc.*^                              13,084         284,969
Nuvelo, Inc.*^                                            9,300          91,884
Onyx Pharmaceuticals, Inc.*^                             14,200         610,742
OraSure Technologies, Inc.*^                             13,100          82,530
Oscient Pharmaceuticals Corp.*^                          24,600          87,330
Peregrine Pharmaceuticals, Inc.*^                       115,700         186,277
Pharmion Corp.                                            6,200         320,515
Praecis Pharmaceuticals, Inc.*^                          45,000          99,000
Progenics Pharmaceuticals, Inc.*                          5,300          77,645
Regeneron Pharmaceuticals, Inc.*^                        11,600         100,688
Rigel Pharmaceuticals, Inc.*^                             6,000         151,800
Sciclone Pharmaceuticals, Inc.*^                         15,000          53,400
Seattle Genetics, Inc.*                                  11,300          74,241
Serologicals Corp.*^                                     10,400         242,632
Tanox, Inc.*^                                             8,100         136,647
Techne Corp.*                                            17,700         675,786
Telik, Inc.*                                             17,800         396,940
Transkaryotic Therapies, Inc.*^                          10,000         177,300
Trimeris, Inc.*^                                         15,432         232,252
United Therapeutics Corp.*^                               7,780         271,755
Vertex Pharmaceuticals, Inc.*^                           36,700         385,350
Vicuron Pharmaceuticals, Inc.*                           20,200         296,536
Zymogenetics, Inc.*^                                      6,800         118,592
                                                                  -------------
                                                                     14,584,129
                                                                  -------------
Health Care Equipment & Supplies (3.8%)
1-800 Contacts, Inc.*^                                    4,200         63,882
Abaxis, Inc.*                                             7,100         92,371
Abiomed, Inc.*                                            8,900         78,765
Advanced Medical Optics, Inc.*^                          14,600        577,722
Advanced Neuromodulation Systems, Inc.*                   7,350        223,072
Aksys Ltd.*^                                             34,000        161,500
Align Technology, Inc.*                                  18,000        275,040
American Medical Systems Holdings, Inc.*^                 9,100        330,057
Analogic Corp.                                            4,600        191,774
Animas Corp.*^                                            6,600        106,260
Arrow International, Inc.                                 7,700        230,230
Arthrocare Corp.*                                         8,600        251,894
Aspect Medical Systems, Inc.*                             9,400        170,046
Bio-Rad Laboratories, Inc., Class A*                      7,000        357,700
Biolase Technology, Inc.^                                 7,400         60,384
Biosite, Inc.*^                                           5,156        252,438
Biosite, Inc.*                                            7,800         48,438
Bruker BioSciences Corp.*                                52,243        180,761
Candela Corp.*                                           10,600        122,324
Cardiac Science, Inc.*^                                  76,900        147,648
Cardiodynamics International Corp.*                      15,600         71,760
Closure Medical Corp.*^                                   9,200        131,008
Conceptus, Inc.*^                                        16,100        149,247
Conmed Corp.*                                            13,800        362,940

CTI Molecular Imaging, Inc.*^                            12,700         102,489
Cyberonics, Inc.*^                                        6,800         139,128
Datascope Corp.                                           3,600         134,280
Diagnostic Products Corp.^                                9,100         371,917
DJ Orthopedics, Inc.*                                     4,600          81,190
Encore Medical Corp.*                                    20,400         101,592
Epix Pharmaceuticals, Inc.*^                              9,700         187,307
Exactech, Inc.*                                           5,500         112,475
Haemonetics Corp.*                                        7,900         259,436
Hologic, Inc.*^                                           6,700         129,109
I-Flow Corp.*^                                            9,700         140,456
ICU Medical, Inc.*^                                       3,600          93,744
Immucor, Inc.*                                           12,675         313,706
Integra LifeSciences Holdings Corp.*^                     8,100         260,091
Intuitive Surgical, Inc.*                                13,100         324,225
Invacare Corp.                                           11,500         529,000
Inverness Medical Innovations, Inc.*^                     4,000          83,200
Kensey Nash Corp.*^                                       4,100         107,379
Kyphon, Inc.*^                                            9,400         232,932
Laserscope*                                               7,000         141,890
Matthews International Corp., Class A                    13,300         450,604
Medical Action Industries, Inc.*^                         5,200          86,466
Mentor Corp.^                                            18,000         606,240
Merit Medical Systems, Inc.*^                             7,512         113,506
Mine Safety Appliances Co.^                              10,500         427,560
Molecular Devices Corp.*^                                 4,700         110,779
Nutraceutical International Corp.*                        5,700          80,313
NuVasive, Inc.*                                           4,011          42,356
Ocular Sciences, Inc.*                                    8,200         393,354
Orthologic Corp.*^                                       12,300          86,592
Palomar Medical Technologies, Inc.*^                      6,800         149,056
PolyMedica Corp.^                                        10,630         327,404
Possis Medical, Inc.*                                     5,700          89,262
Quidel Corp.*                                            28,400         128,652
Regeneration Technologies, Inc.*                          7,900          63,358
Sola International, Inc.*                                10,300         196,215
SonoSite, Inc.*^                                          4,780         124,519
Steris Corp.*                                            28,200         618,708
SurModics, Inc.*^                                         4,700         111,625
Sybron Dental Specialties, Inc.*^                        16,400         486,916
Thoratec Corp.*^                                         24,355         234,295
TriPath Imaging, Inc.*^                                   9,500          77,710
Varian, Inc.*                                            14,300         541,541
Ventana Medical Systems, Inc.*                            6,600         332,904
Viasys Healthcare, Inc.*                                 15,000         250,950
Visx, Inc.*                                              19,600         403,760
Vital Signs, Inc.                                         2,700          86,346
West Pharmaceutical Services, Inc.                       11,914         248,407
Wilson Greatbatch Technologies, Inc.*                     9,800         175,322
Wright Medical Group, Inc.*                              10,700         268,784
Young Innovations, Inc.                                   2,500          82,500
Zoll Medical Corp.*                                       2,900          96,831
                                                                  -------------
                                                                     15,975,642
                                                                  -------------
Health Care Providers & Services (3.7%)
Accelrys, Inc.*                                           8,000          52,160
Advisory Board Co.*^                                      7,100         238,560
Alderwoods Group, Inc.*                                  12,600         123,858
Alliance Imaging, Inc.*                                  24,800         185,256
Amedisys, Inc.*^                                          4,300         128,785

America Service Group, Inc.*                              3,600         147,744
American Healthways, Inc.*                               12,900         375,519
AMERIGROUP Corp.*^                                       10,700         601,875
AMN Healthcare Services, Inc.*^                           6,106          72,967
Amsurg Corp.*^                                           13,650         289,107
Apria Healthcare Group, Inc.*                            20,200         550,450
Beverly Enterprises, Inc.*                               45,300         342,921
Centene Corp.*^                                           9,500         404,510
Cerner Corp.*^                                           12,400         536,424
Computer Programs & Systems, Inc.^                        4,800          96,288
Corvel Corp.*                                             7,350         218,148
Cross Country Healthcare, Inc.*^                          6,500         100,750
Dendrite International, Inc.*                            14,600         235,352
Eclipsys Corp.*^                                         11,800         184,080
eResearch Technology, Inc.*^                             19,125         254,936
First Health Group Corp.*                                37,000         595,330
Genesis HealthCare Corp.*                                 8,000         243,280
Gentiva Health Services, Inc.*                            8,500         139,145
Hanger Orthopedic Group, Inc.*^                           7,000          35,070
HealthExtras, Inc.*                                       6,900          96,186
Hooper Holmes, Inc.                                      19,300          86,464
IDX Systems Corp.*^                                       8,300         269,335
Inveresk Research Group, Inc.*                           14,100         520,149
Kindred Healthcare, Inc.*^                               11,800         287,920
LabOne, Inc.*^                                            7,100         207,533
LCA Vision, Inc.^                                         4,300         110,897
Lifeline Systems, Inc.*^                                  4,600         112,332
LifePoint Hospitals, Inc.*^                              16,300         489,163
Magellan Health Services, Inc.*                          10,900         398,504
Matria Healthcare, Inc.*^                                 4,600         130,226
Medcath Corp.*^                                           6,200          98,084
Medical Staffing Network Holdings, Inc.*^                27,800         170,692
Molina Healthcare, Inc.*^                                 4,200         149,100
National Healthcare Corp.^                                4,600         131,100
NDCHealth Corp.                                          15,508         248,903
OCA, Inc.*^                                              17,100          81,054
Odyssey HealthCare, Inc.*^                               12,975         230,306
Omnicell, Inc.*^                                          6,400          84,608
Option Care, Inc.                                         9,000         139,230
Owens & Minor, Inc.                                      17,600         447,040
Parexel International Corp.*^                             8,700         170,520
PDI, Inc.*                                                3,300          89,067
Pediatrix Medical Group, Inc.*                            9,700         532,045
Per-Se Technologies, Inc.*^                               9,066         124,386
Priority Healthcare Corp., Class B*                      15,800         318,370
Province Healthcare Co.*                                 22,800         476,976
PSS World Medical, Inc.*                                 32,300         324,292
Psychiatric Solutions, Inc.*^                             4,800         121,680
RehabCare Group, Inc.*                                    5,400         124,362
Res-Care, Inc.*                                           9,900         117,315
Select Medical Corp.                                     37,000         496,910
SFBC International, Inc.*^                                4,500         118,395
Sierra Health Services, Inc.*^                           11,400         546,402
Specialty Laboratories, Inc.*^                           16,600         174,300
Stewart Enterprises, Inc.*^                              41,900         291,205
Sunrise Senior Living, Inc.*^                             5,700         200,184
Symbion, Inc.*                                            7,200         115,956
Trizetto Group*                                          13,300          77,539
United Surgical Partners International, Inc.*            11,400         391,590

Ventiv Health, Inc.*                                      7,600         128,820
VistaCare, Inc., Class A*^                                3,900          59,709
                                                                  -------------
                                                                     15,641,364
                                                                  -------------
Pharmaceuticals (1.8%)
Able Laboratories, Inc.*^                                 5,300         101,548
Adolor Corp.*^                                           20,400         229,500
Alpharma, Inc., Class A                                  18,400         336,536
Antigenics, Inc.*^                                       27,500         165,825
Array Biopharma, Inc.*                                   14,500         101,355
AtheroGenics, Inc.*^                                     17,800         586,510
Atrix Labs, Inc.*                                         9,400         288,486
Bentley Pharmaceuticals, Inc.*^                           6,200          65,658
Bone Care International, Inc.*                            6,600         160,380
Bradley Pharmaceuticals, Inc.*^                           7,400         150,590
Caraco Pharm Labs, Inc.*                                 12,000          92,400
Cypress Bioscience, Inc.*^                               11,800         137,706
Discovery Laboratories, Inc.*^                           18,700         125,290
First Horizon Pharmaceutical Corp.*^                      8,000         160,080
Guilford Pharmaceuticals, Inc.*^                         13,100          65,500
Hollis-Eden Pharmaceuticals*^                            10,500         113,085
Impax Laboratories, Inc.*                                19,600         301,056
Inspire Pharmaceuticals, Inc.*                           15,900         250,107
Kos Pharmaceuticals, Inc.*^                               7,600         270,636
KV Pharmaceutical Co.*^                                  13,100         234,490
Lannett Co., Inc.*                                        8,700          84,390
Medicines Co.*^                                          20,000         482,800
NitroMed, Inc.*^                                          6,500         154,960
Noven Pharmaceuticals, Inc.*                              7,100         147,964
Pain Therapeutics, Inc.*^                                13,900          99,941
Par Pharmaceutical Cos., Inc.*                           13,800         495,834
Penwest Pharmaceuticals Co.*^                             5,700          64,353
Perrigo Co.^                                             27,000         554,850
Pharmos Corp.*^                                          35,700         102,816
Pozen, Inc.*^                                             7,700          67,298
Salix Pharmaceuticals Ltd.*                              14,700         316,344
Santarus, Inc.*^                                          8,600          78,002
SuperGen, Inc.*^                                         32,200         198,996
Valeant Pharmaceuticals International                    33,700         812,844
                                                                  -------------
                                                                      7,598,130
                                                                  -------------
Total Health Care                                                    53,799,265
                                                                  -------------
Industrials (14.2%)
Aerospace & Defense (1.6%)
AAR Corp.*                                               10,850         135,083
Applied Signal Technology, Inc.                           4,200         134,358
Armor Holdings, Inc.*                                    10,704         445,393
Aviall, Inc.*                                            10,700         218,280
Cubic Corp.^                                              5,300         121,370
Curtiss-Wright Corp.                                      8,000         457,840
DRS Technologies, Inc.*                                  11,832         442,990
Ducommun, Inc.*                                           4,300          96,105
EDO Corp.^                                                5,300         147,075
Engineered Support Systems                                8,950         408,478
Esterline Technologies Corp.*                             7,100         217,189
GenCorp, Inc.^                                           15,800         214,090
Heico Corp.^                                              7,900         139,672
Herley Industries, Inc.*                                  4,600          85,974
Hexcel Corp.*                                            14,300         197,626
Innovative Solutions & Support, Inc.*^                    5,000         122,650

Invision Technologies, Inc.*                              8,800         395,912
Kaman Corp., Class A                                      7,400          88,356
KVH Industries, Inc.                                     14,900         107,578
Mercury Computer Systems, Inc.*                           7,200         193,824
Moog, Inc., Class A*                                      9,873         358,390
MTC Technologies, Inc.*                                   3,000          82,890
Orbital Sciences Corp.*^                                 24,600         280,932
Precision Castparts Corp.                                     1              60
Sequa Corp., Class A*^                                    1,800          93,978
SI International, Inc.*                                   8,200         179,662
Teledyne Technologies, Inc.*                             14,268         357,271
Titan Corp.*                                             34,500         481,965
Triumph Group, Inc.*                                      8,400         284,172
United Industrial Corp.^                                  5,100         167,739
                                                                  -------------
                                                                      6,656,902
                                                                   ------------
Air Freight & Logistics (0.3%)
EGL, Inc.*^                                              16,900         511,394
Forward Air Corp.*                                        8,700         348,174
Hub Group, Inc., Class A*^                                3,700         137,825
Pacer International, Inc.*                               11,200         183,680
                                                                  -------------
                                                                      1,181,073
                                                                  -------------
Airlines (0.5%)
Airtran Holdings, Inc.*^                                 30,900         307,764
Alaska Air Group, Inc.*^                                 10,800         267,624
America West Holdings Corp., Class B*^                   10,100          54,540
Continental Airlines, Inc., Class B*^                    28,500         242,820
Delta Air Lines, Inc.*^                                  43,300         142,457
ExpressJet Holdings, Inc.*^                              15,500         155,155
FLYi, Inc.*^                                             14,100          55,131
Frontier Airlines, Inc.*^                                11,800          90,624
Mesa Air Group, Inc.*^                                   23,000         117,300
Northwest Airlines Corp.*^                               32,500         266,825
Republic Airways Holdings, Inc.*                          9,000          80,910
Skywest, Inc.^                                           25,600         385,280
                                                                  -------------
                                                                      2,166,430
                                                                  -------------
Building Products (0.9%)
Aaon, Inc.*                                               4,500          78,300
American Woodmark Corp.^                                  3,800         140,695
Apogee Enterprises, Inc.                                  7,700          99,561
ElkCorp^                                                 10,800         299,808
Griffon Corp.*^                                          13,200         278,520
Jacuzzi Brands, Inc.*                                    32,502         302,269
Lennox International, Inc.^                              20,901         312,261
NCI Building Systems, Inc.*                              10,500         334,950
Quixote Corp.^                                            4,000          77,120
Simpson Manufacturing Co., Inc.                           7,100         448,720
Trex Co., Inc.*^                                          4,300         190,404
Universal Forest Products, Inc.                           5,300         181,260
USG Corp.*^                                              18,300         333,609
York International Corp.                                 19,400         612,846
                                                                  -------------
                                                                      3,690,323
                                                                  -------------
Commercial Services & Supplies (3.6%)
ABM Industries, Inc.                                     19,000         382,850
Administaff, Inc.*^                                       6,700          78,390
Arbitron, Inc.*                                          12,900         472,269
Banta Corp.                                              10,500         417,375
Bowne & Co., Inc.                                        18,500         240,315
Brady Corp., Class A                                      9,100         443,807
Bright Horizons Family Solutions, Inc.*                   6,500         352,885

Casella Waste Systems, Inc.*^                             7,100          84,064
CDI Corp.                                                 4,100          84,050
Central Parking Corp.^                                    6,200          81,964
Century Business Services, Inc.*^                        23,493         105,484
Charles River Associates, Inc.*^                          2,700         103,383
Chemed Corp.                                              5,000         278,700
Coinstar, Inc.*                                           7,400         172,420
Consolidated Graphics, Inc.*                              3,800         159,220
Corrections Corp. of America*                            15,519         548,752
CoStar Group, Inc.*^                                      6,800         334,492
Darling International, Inc.*^                            29,300         126,283
DiamondCluster International, Inc.*^                      8,214         100,211
Duratek, Inc.*                                            7,400         131,646
Electro Rent Corp.*                                      17,000         187,680
Ennis, Inc.                                               6,000         128,520
Exult, Inc.*^                                            34,400         180,944
FTI Consulting, Inc.*^                                   17,875         337,837
G&K Services, Inc., Class A                               7,400         294,076
General Binding Corp.*                                    5,400          75,816
Geo Group, Inc.*                                          4,200          85,890
Gevity HR, Inc.                                           9,600         147,648
Healthcare Services Group, Inc.                           7,500         134,700
Heidrick & Struggles, Inc.*^                              5,500         158,510
Hudson Highland Group, Inc.*^                             4,000         116,760
Imagistics International, Inc.*                           8,000         268,800
Intersections, Inc.*                                      5,000          73,250
Ionics, Inc.*^                                            9,400         253,800
John H. Harland Co.^                                     13,300         416,955
Kelly Services, Inc., Class A^                            5,700         152,247
Kforce, Inc.*                                            13,200         110,616
Korn/Ferry International*^                               10,792         196,738
Labor Ready, Inc.*^                                      13,550         189,971
Learning Tree International, Inc.*^                       5,100          71,910
LECG Corp.*                                               6,800         114,988
McGrath Rentcorp                                          3,000         109,650
Memberworks, Inc.*^                                       3,000          78,720
Mobile Mini, Inc.*^                                       4,468         110,806
Navigant Consulting Co.*                                 19,350         424,926
NCO Group, Inc.*^                                        11,200         301,840
Portfolio Recovery Associates, Inc.*^                     4,200         123,438
Prepaid Legal Services, Inc.*^                            5,300         136,104
PRG-Schultz International, Inc.*^                        18,500         106,190
Princeton Review, Inc.*                                   9,900          74,250
Resources Connection, Inc.*                               9,900         374,022
Rollins, Inc.                                            11,450         278,120
Schawk, Inc.                                              6,600          95,898
School Specialty, Inc.*^                                  8,800         346,808
Sitel Corp.*                                             33,500          72,360
SOURCECORP, Inc.*                                         5,200         115,128
Southeby's Holdings, Inc., Class A*                      23,996         377,217
Spherion Corp.*                                          32,080         250,866
Standard Register Co.                                     5,200          54,600
Strayer Education, Inc.^                                  6,200         713,062
TeleTech Holdings, Inc.*                                 11,800         111,392
Tetra Tech, Inc.*                                        20,915         264,993
TRC Cos., Inc.*                                           4,200          78,834
United Rentals, Inc.*^                                   23,100         367,059
United Stationers, Inc.*                                 12,900         559,860
Universal Technical Institute, Inc.*^                     5,700         172,026

Volt Information Sciences, Inc.*                          4,200         120,834
Waste Connections, Inc.*                                 18,600         589,248
Watson Wyatt & Co. Holdings^                             16,000         420,800
                                                                  -------------
                                                                     15,225,267
                                                                  -------------
Construction & Engineering (0.7%)
Comfort Systems USA, Inc.*                               17,500         115,500
Dycom Industries, Inc.*                                  19,733         560,220
EMCOR Group, Inc.*^                                       7,300         274,626
Granite Construction, Inc.^                              15,900         380,010
Insituform Technologies, Inc., Class A*^                 11,100         207,237
Integrated Electrical Services, Inc.*                    11,800          56,758
MasTec, Inc.*^                                           21,400         112,350
Perini Corp.*                                             9,700         138,322
Quanta Services, Inc.*^                                  37,500         226,875
Shaw Group, Inc.*                                        24,700         296,400
URS Corp.*                                               12,600         336,168
Washington Group International, Inc.*^                   11,300         391,206
                                                                  -------------
                                                                      3,095,672
                                                                  -------------
Electrical Equipment (1.2%)
Acuity Brands, Inc.                                      18,325         435,585
American Superconductor Corp.*                            9,700         120,474
AO Smith Corp.^                                           5,650         137,578
Artesyn Technologies, Inc.*^                             10,700         106,786
Baldor Electric Co.^                                     14,800         350,168
C&D Technology, Inc.^                                    10,600         201,612
Encore Wire Corp.*                                        7,950         105,258
Energy Conversion Devices, Inc.*^                        10,500         139,230
Franklin Electric Co., Inc.                               6,400         253,440
FuelCell Energy, Inc.*^                                  16,700         171,175
General Cable Corp.^                                     11,300         120,232
Genlyte Group, Inc.*                                      5,900         379,901
Ii-Vi, Inc.*                                              3,700         129,537
Intermagnetics General Corp.*^                            8,442         195,432
LSI Industries, Inc.                                      7,350          76,734
Medis Technologies Ltd.*^                                 9,900         111,276
Penn Engineering & Manufacturing Corp.                    5,100          94,962
Plug Power, Inc.*^                                       15,400          98,714
Powell Industries, Inc.*                                  5,400          90,990
Power-One, Inc.*                                         30,600         198,288
Regal Beloit Corp.^                                       8,000         193,520
Thomas & Betts Corp.                                     23,700         635,634
Valence Technology, Inc.*^                               21,200          72,928
Vicor Corp.                                               7,900          79,869
Woodward Governor Co.                                     4,900         330,701
                                                                  -------------
                                                                      4,830,024
                                                                  -------------
Industrial Conglomerates (0.1%)
Raven Industries, Inc.                                    3,400         151,130
Standex International Corp.                               3,700          90,650
Tredegar Corp.                                           10,376         188,843
Walter Industries, Inc.^                                  9,500         152,190
                                                                  -------------
                                                                        582,813
                                                                  -------------
Machinery (3.5%)
Actuant Corp., Class A*^                                  8,600         354,406
Albany International Corp.                               12,650         377,096
Astec Industries, Inc.*                                   6,900         131,928
ASV, Inc.*                                                2,600          97,318
Barnes Group, Inc.                                        4,200         115,374
Cascade Corp.                                             3,500          97,160
Ceradyne, Inc.*^                                          7,700         338,107

Circor International, Inc.                                4,200          81,900
Clarcor, Inc.                                            10,450         498,151
Cuno, Inc.*                                               6,400         369,600
Dionex Corp.*^                                            6,800         371,960
EnPro Industries, Inc.*^                                  7,500         181,050
ESCO Technologies, Inc.*                                  5,352         362,652
Federal Signal Corp.^                                    19,500         362,310
Flanders Corp.*                                          14,800         127,132
Flowserve Corp.*                                         21,800         527,124
Gardner Denver, Inc.*                                     8,000         220,560
Gorman-Rupp Co.                                           4,625          94,165
Greenbrier Cos., Inc.*^                                   6,600         158,400
Idex Corp.                                               20,250         687,690
JLG Industries, Inc.^                                    18,700         314,160
Joy Global, Inc.^                                        21,200         728,856
Kadant, Inc.*                                             4,760          87,394
Kaydon Corp.                                             13,100         376,887
Kennametal, Inc.                                         15,100         681,765
Lincoln Electric Holdings, Inc.                          15,500         486,080
Lindsay Manufacturing Co.^                                3,950         105,979
Manitowoc Co., Inc.                                      12,700         450,342
Middleby Corp.^                                           2,300         121,095
Mueller Industries, Inc.                                 14,300         614,185
Nacco Industries, Inc., Class A                           1,600         137,840
Nordson Corp.                                            10,400         357,032
Reliance Steel & Aluminum Co.                            11,700         464,490
Robbins & Myers, Inc.^                                    4,000          88,000
Stewart & Stevenson Services, Inc.                        9,700         171,399
Tecumseh Products Co., Class A                            7,856         328,931
Tennant Co.                                               2,900         117,537
Terex Corp.*                                             20,400         885,360
Thomas Industries, Inc.                                   5,800         182,120
Toro Co.                                                 10,300         703,490
Trinity Industries, Inc.^                                15,100         470,667
Valmont Industries, Inc.                                  5,000         104,350
Wabash National Corp.*^                                  12,500         343,375
Watts Water Technologies, Inc., Class A                   9,700         260,445
Westinghouse Air Brake Technologies Corp.                17,986         336,158
                                                                  -------------
                                                                     14,472,020
                                                                  -------------
Marine (0.2%)
Alexander & Baldwin, Inc.                                20,400         692,376
Kirby Corp.*                                              7,975         320,196
                                                                  -------------
                                                                      1,012,572
                                                                  -------------
Road & Rail (1.4%)
Amerco, Inc.*                                             5,600         212,352
Arkansas Best Corp.^                                      9,628         352,577
Covenant Transport, Inc., Class A*                        5,100          98,532
Dollar Thrifty Automotive Group, Inc.*                   12,100         294,393
Florida East Coast Industries, Inc., Class A^             8,200         307,910
Genesee & Wyoming, Inc., Class A*^                        6,150         155,718
Heartland Express, Inc.^                                 23,034         424,977
Kansas City Southern Industries, Inc.*                   25,100         380,767
Knight Transportation, Inc.*^                            15,806         338,554
Laidlaw International, Inc.*                             41,700         685,965
Landstar System, Inc.*^                                  11,500         674,820
Marten Transport Ltd.*                                    3,435          60,010
Old Dominion Freight Line*                                5,700         164,217
Overnite Corp.                                           11,300         355,159
PAM Transportation Services, Inc.*                        4,600          88,136

RailAmerica, Inc.*^                                      15,400         170,170
SCS Transportation, Inc.*                                 5,400         102,276
Swift Transportation Co., Inc.*^                         19,900         334,718
USF Corp.^                                               11,000         394,790
Werner Enterprises, Inc.                                 19,200         370,752
                                                                  -------------
                                                                      5,966,793
                                                                  -------------
Trading Companies & Distributors (0.2%)
Aceto Corp.                                               5,700          82,080
Applied Industrial Technologies, Inc.                     5,800         207,292
Lawson Products, Inc.                                     2,700         110,619
Watsco, Inc.                                             10,400         312,312
                                                                  -------------
                                                                        712,303
                                                                  -------------
Total Industrials                                                    59,592,192
                                                                  -------------
Information Technology (16.8%)
Communications Equipment (2.1%)
Anaren Microwave, Inc.*                                   7,508         101,058
Ariba, Inc.*^                                            23,412         218,668
Arris Group, Inc.*^                                      25,600         133,632
Aspect Communications Corp.*                             16,500         163,845
Atheros Communications, Inc.*^                           11,400         116,280
Audiovox Corp., Class A*^                                 6,100         102,724
Avanex Corp.*^                                           57,400         117,096
Bel Fuse, Inc., Class B^                                  3,292         108,899
Belden CDT, Inc.^                                        19,400         422,920
Black Box Corp.^                                          6,500         240,175
Brocade Communications Systems, Inc.*                   104,500         590,425
C-COR, Inc.*                                             15,200         128,440
Carrier Access Corp.*                                    10,200          70,890
CommScope, Inc.*^                                        21,000         453,600
Comtech Telecommunications Corp.^                         4,750         128,725
Corvis Corp.*^                                          161,800         129,440
Cyberguard Corp.*^                                        9,800          57,918
Digi International, Inc.*                                10,300         117,729
Ditech Communications Corp.*                             14,900         333,611
Echelon Corp.*                                            9,600          75,648
Emulex Corp.*                                            33,100         381,312
Enterasys Networks, Inc.*                                82,600         132,160
Extreme Networks, Inc.*^                                 46,200         205,590
F5 Networks, Inc.*^                                      12,800         389,888
FalconStor Software, Inc.*^                              11,500          85,675
Finisar Corp.*^                                          46,800          60,840
Harmonic, Inc.*^                                         33,800         224,770
Inter-Tel, Inc.^                                          6,300         136,206
Interdigital Communications Corp.*                       22,300         363,936
Ixia*^                                                   15,344         149,144
MRV Communications, Inc.*^                               35,400          88,500
Netgear, Inc.*^                                          10,400         127,088
Network Equipment Technologies, Inc.*                    24,300         160,623
NMS Communications Corp.*                                19,000          92,720
Oplink Communications, Inc.*^                            34,600          61,934
Packeteer, Inc.*                                         13,200         142,692
Paradyne Networks Corp.*^                                21,500          98,900
PC-Tel, Inc.*                                             9,100          75,166
Powerwave Technologies, Inc.*                            42,100         259,336
Redback Networks, Inc.*                                  22,600         117,972
Remec, Inc.*^                                            19,400          91,374
SafeNet, Inc.*^                                           9,629         254,013
SeaChange International, Inc.*^                           8,100         129,519

Spectralink Corp.^                                        5,400          51,300
Stratex Networks, Inc.*                                  28,100          62,944
Sycamore Networks, Inc.*                                 79,600         300,888
Symmetricom, Inc.*^                                      12,800         121,088
Tekelec*                                                 20,700         345,276
Terayon Corp.*^                                          22,200          47,064
Verso Technologies, Inc.*^                              113,400         107,730
ViaSat, Inc.*                                             7,100         142,710
Westell Technologies, Inc.*^                             15,000          77,550
Zhone Technologies, Inc.*                                33,000         101,310
                                                                  -------------
                                                                      8,998,941
                                                                  -------------
Computers & Peripherals (1.4%)
ActivCard Corp.*                                         11,900          73,066
Adaptec, Inc.*^                                          46,900         356,440
Advanced Digital Information Corp.*                      26,900         234,030
Applied Films Corp.*^                                     5,000          90,050
Cray, Inc.*^                                             32,400         114,372
Dot Hill Systems Corp.*                                  12,100          97,042
Drexler Technology Corp.*^                                6,000          54,960
Electronics for Imaging, Inc.*                           21,600         350,784
Gateway, Inc.*                                          108,700         538,065
Hutchinson Technology, Inc.*^                            12,500         334,125
Hypercom Corp.*^                                         16,200         119,556
Imation Corp.^                                           14,300         508,937
InFocus Corp.*^                                          12,600         115,416
Intergraph Corp.*                                        15,600         423,852
Iomega Corp.*^                                           17,440          81,096
Komag, Inc.*                                             10,900         151,510
McData Corp., Class A*^                                  47,700         239,931
Novatel Wireless, Inc.*^                                  7,400         173,900
Overland Storage, Inc.*                                   5,100          71,349
PalmOne, Inc.*^                                          17,250         525,090
Pinnacle Systems, Inc.*                                  33,600         140,112
Presstek, Inc.*^                                         11,300         109,271
Quantum Corp.*^                                          72,300         167,013
SBS Technologies, Inc.*                                   6,600          80,520
Silicon Graphics, Inc.*^                                 84,100         120,263
SimpleTech, Inc.*^                                       29,600         108,336
Stratasys, Inc.*                                          3,550         112,020
Synaptics, Inc.*                                          6,600         133,056
Transact Technologies, Inc.*                              4,300         111,155
Unova, Inc.*^                                            19,700         276,785
Xybernaut Corp.*^                                        71,600          80,192
                                                                  -------------
                                                                      6,092,294
                                                                  -------------
Electronic Equipment & Instruments (2.6%)
Aeroflex, Inc.*                                          32,650         345,110
Agilysis, Inc.^                                           9,500         164,255
Anixter International, Inc.*^                            12,700         445,643
BEI Technologies, Inc.                                    5,100         139,740
Benchmark Electronics, Inc.*                             17,650         525,970
Checkpoint Systems, Inc.*                                15,900         247,563
Cognex Corp.                                             14,900         390,380
Coherent, Inc.*                                          11,900         308,686
CTS Corp.^                                               20,400         257,040
Cyberoptics Corp.*^                                       4,600          71,024
Daktronics, Inc.*^                                        5,700         139,365
Digital Theater Systems, Inc.*^                           6,800         124,100
Electro Scientific Industries, Inc.*                     14,200         246,370
Excel Technology, Inc.*                                   3,092          79,835

Faro Technologies, Inc.*                                  4,800          97,632
Global Imaging Systems, Inc.*^                            8,800         273,504
Identix Corp.*^                                          37,900         252,414
INTAC International*^                                     9,700          77,891
Itron, Inc.*                                              6,900         120,405
Keithley Instruments, Inc.                                5,100          88,995
KEMET Corp.*^                                            42,200         341,398
Landauer, Inc.                                            2,700         126,711
Lexar Media, Inc.*^                                      24,500         205,555
Littelfuse, Inc.*                                         9,800         338,394
Measurement Specialties, Inc.*^                           5,900         146,615
Methode Electronics, Inc.                                11,300         144,527
Metrologic Instruments, Inc.*                            10,900         172,765
MTS Systems Corp.                                         7,100         150,875
Newport Corp.*^                                          19,200         220,224
OSI Systems, Inc.*^                                       4,700          75,670
Park Electrochemical Corp.                                5,800         122,960
Paxar Corp.*                                             13,900         315,252
Photon Dynamics, Inc.*                                    9,104         184,811
Planar Systems, Inc.*^                                   13,300         149,093
Plexus Corp.*                                            16,300         179,952
RadiSys Corp.*                                            6,050          84,398
RAE Systems, Inc.*^                                      21,300         118,854
Rofin-Sinar Technologies, Inc.*                           6,000         176,280
Rogers Corp.*                                             6,500         276,185
Scansource, Inc.*                                         5,700         363,660
SYNNEX Corp.*                                             7,600         134,520
Sypris Solutions, Inc.                                    6,000          81,900
Taser International, Inc.*^                               9,700         364,235
Technitrol, Inc.*                                        19,500         380,250
Trimble Navigation Ltd.*^                                20,400         644,640
TTM Technologies, Inc.*                                  16,600         147,574
Universal Display Corp.*^                                20,500         172,610
Veeco Instruments, Inc.*                                 11,200         234,864
Viisage Technology, Inc.*^                               13,600          78,200
Woodhead Industries, Inc.                                 5,700          78,660
X-Rite, Inc.                                              7,700         112,189
Zygo Corp.*^                                              5,900          59,767
                                                                  -------------
                                                                     10,779,510
                                                                  -------------
Internet Software & Services (2.3%)
Allscripts Healthcare Solutions, Inc.*^                  18,200         163,800
aQuantive, Inc.^                                         19,900         192,035
AsiaInfo Holdings, Inc.*^                                36,800         179,584
Autobytel.com, Inc.*                                     11,200         100,464
Blue Coat Systems, Inc.*                                  3,700          53,280
Chordiant Software, Inc.*^                               29,000          84,390
CMGI, Inc.*^                                            164,500         199,045
CNET Networks, Inc.*                                     53,400         488,610
Digital Insight Corp.*                                   13,068         178,117
Digital River, Inc.*^                                    11,800         351,404
Digitas, Inc.*^                                          21,800         168,514
DoubleClick, Inc.*^                                      48,700         287,817
EarthLink, Inc.*                                         55,700         573,710
eCollege.com, Inc.*^                                      9,400          90,710
Entrust Technologies, Inc.*^                             20,200          51,106
Equinix, Inc.*^                                           4,000         123,080
FindWhat.com*^                                           10,700         200,411
Homestore.com, Inc.*^                                    29,500          68,145
InfoSpace, Inc.*^                                        12,900         611,331

Internap Network Services Corp.*                        118,600          79,462
Internet Security Systems, Inc.*^                        18,900         321,300
Interwoven, Inc.*^                                       15,225         110,229
Ipass, Inc.*                                             17,700         106,023
iVillage, Inc.*^                                         21,100         126,600
j2 Global Communications, Inc.*                           7,900         249,561
Jupitermedia Corp.*                                       9,500         169,100
Keynote Systems, Inc.*                                    7,300         103,368
Marchex, Inc., Class B*^                                 10,900         135,814
Marketwatch, Inc.*^                                      10,400         129,896
Matrixone, Inc.*^                                        15,900          80,454
Neoforma, Inc.*^                                         14,000         130,340
Net2Phone, Inc.*^                                        44,600         143,612
Netegrity, Inc.*                                          8,700          65,337
Netratings, Inc.*^                                        8,700         155,121
NIC Corp.*                                               13,000          69,680
Openwave Systems, Inc.*                                  24,467         215,799
Opsware, Inc.*                                           16,200          90,882
PEC Solutions, Inc.*                                     13,600         159,392
RealNetworks, Inc.*                                      45,500         212,030
Retek, Inc.*^                                            18,300          83,448
S1 Corp.*                                                35,000         279,300
Seebeyond Technology Corp.*^                             22,300          68,684
Sohu.com, Inc.*                                           8,800         146,344
SonicWALL, Inc.*                                         17,500         118,300
Stellent, Inc.*^                                          9,500          73,245
SupportSoft, Inc.*                                       15,700         152,918
Terremark Worldwide, Inc.*^                             131,100          83,904
Travelzoo, Inc.*^                                         1,800          93,600
United Online, Inc.*                                     21,450         206,349
ValueClick, Inc.*^                                       32,000         302,080
Vignette Corp.*                                         100,800         134,064
WebEx Communications, Inc.*^                             10,500         229,110
webMethods, Inc.*^                                       15,500          82,460
Websense, Inc.*                                          10,500         437,535
                                                                  -------------
                                                                      9,510,894
                                                                  -------------
IT Services (1.8%)
answerthink, Inc.*                                       21,500         115,025
Anteon International Corp.*                              10,000         366,500
BISYS Group, Inc.*                                       48,600         710,046
CACI International, Inc., Class A*                       11,600         612,248
Ciber, Inc.*^                                            17,200         129,344
CompuCom Systems, Inc.*                                  17,900          81,982
Covansys Corp.*                                          11,800         136,172
CSG System International, Inc.*^                         25,600         394,496
DigitalNet Holdings, Inc.*                                6,000         181,290
eFunds Corp.*                                            22,600         420,134
Euronet Worldwide, Inc.*                                  9,100         170,352
Forrester Research, Inc.*                                 4,700          71,628
Gartner, Inc., Class A*^                                 25,089         293,290
iGate Capital Corp.*                                     15,100          55,568
Infocrossing, Inc.*                                       8,500         134,428
infoUSA, Inc.*                                           10,100          89,991
InterCept, Inc.*                                          7,900         147,967
Intrado, Inc.*^                                           4,900          49,539
iPayment, Inc.*                                           3,200         128,512
Keane, Inc.*^                                            24,900         382,464
Lionbridge Technologies, Inc.*^                          19,300         165,787
ManTech International Corp., Class A*^                    4,500          84,240

MAXIMUS, Inc.*                                            8,400         242,004
MPS Group, Inc.*                                         38,317         322,246
National Processing, Inc.*                                3,700          98,124
Pegasus Solutions, Inc.*                                  8,450         100,724
Perot Systems Corp., Class A*                            32,200         517,132
Safeguard Scientifics, Inc.*                             40,500          75,735
Sapient Corp.*                                           26,200         199,906
SRA International, Inc., Class A*^                        5,200         268,112
Startek, Inc.                                             3,600         112,896
SYKES Enterprises, Inc.*                                 29,000         133,110
Syntel, Inc.                                             12,100         200,013
TNS, Inc.*                                                5,700         110,580
Tyler Technologies, Inc.*^                               13,700         121,108
                                                                  -------------
                                                                      7,422,693
                                                                  -------------
Semiconductors & Semiconductor Equipment (3.3%)
Actel Corp.*                                              7,500         114,000
ADE Corp.*                                                5,900         100,507
Advanced Energy Industries, Inc.*                        17,600         163,504
Alliance Semiconductor Corp.*                            30,800         106,568
AMIS Holdings, Inc.*                                     12,600         170,352
Artisan Components, Inc.*^                                9,400         273,634
Asyst Technologies, Inc.*                                16,300          83,293
ATMI, Inc.*^                                             13,200         270,336
August Technology Corp.*^                                 9,700          66,639
Axcelis Technologies, Inc.*                              42,800         354,384
Brooks Automation, Inc.*^                                16,452         232,796
Cabot Microelectronics Corp.*^                           10,300         373,375
California Micro Devices CP*                              9,900          76,527
Cirrus Logic, Inc.*^                                     39,300         187,461
Cohu, Inc.^                                               7,100         104,938
Credence Systems Corp.*                                  38,930         280,296
Cymer, Inc.*                                             15,800         452,828
Diodes, Inc.*                                             4,500         115,920
DSP Group, Inc.*                                         13,600         286,280
DuPont Photomasks, Inc.*^                                 4,000          68,160
Entegris, Inc.*^                                         23,400         195,156
ESS Technology, Inc.*^                                   10,400          71,240
Exar Corp.*^                                             19,300         273,288
FEI Co.*^                                                10,844         214,277
Formfactor, Inc.*^                                       11,300         218,881
Genesis Microchip, Inc.*^                                10,600         143,100
Helix Technology Corp.                                   15,000         203,925
Integrated Device Technology, Inc.*^                     42,400         404,072
Integrated Silicon Solutions, Inc.*^                     14,300         103,961
IXYS Corp.*                                               9,600          68,928
Kopin Corp.*                                             23,600          96,052
Kulicke & Soffa Industries, Inc.*^                       24,600         138,990
Lattice Semiconductor Corp.*^                            43,600         214,076
LTX Corp.*^                                              23,300         126,053
Mattson Technology, Inc.*                                15,900         122,271
Micrel, Inc.*^                                           28,600         297,726
Microsemi Corp.*                                         23,472         330,955
Microtune, Inc.*                                         22,400         118,272
Mindspeed Technologies, Inc.*^                           42,000          84,000
MIPS Technologies, Inc.*                                 23,500         133,950
MKS Instruments, Inc.*^                                  13,400         205,288
Monolithic System Technology, Inc.*                      11,200          48,608
Mykrolis Corp.*                                          16,500         166,155
OmniVision Technologies, Inc.*^                          19,400         274,510

ON Semiconductor Corp.*                                  48,800         152,744
PDF Solutions, Inc.*^                                    17,600         213,840
Pericom Semiconductor Corp.*^                             7,600          73,416
Photronics, Inc.*^                                       13,100         217,722
Pixelworks, Inc.*^                                       15,000         150,150
PLX Technology, Inc.*                                     8,000          57,680
Power Integrations, Inc.*                                12,500         255,375
RF Micro Devices, Inc.*^                                 83,000         526,220
Rudolph Technologies, Inc.*^                             11,200         187,488
Semitool, Inc.*^                                          7,500          56,925
Sigmatel, Inc.*^                                         10,000         212,100
Silicon Image, Inc.*                                     33,900         428,496
Silicon Storage Technology, Inc.*^                       32,300         205,751
Siliconix, Inc.*                                          2,000          71,660
Sipex Corp.*^                                            26,300         138,075
Sirf Technology Holdings, Inc.*                           9,700         138,031
Skyworks Solutions, Inc.*^                               61,700         586,150
Staktek Holdings, Inc.*                                  20,400          79,560
Standard Microsystems Corp.*                              7,500         131,325
Supertex, Inc.*                                           4,800          93,264
Tessera Technologies, Inc.*                               9,700         214,370
Transmeta Corp.*^                                        59,400          74,844
Trident Microsystems, Inc.*^                              9,600          96,672
Triquint Semiconductor, Inc.*                            57,621         224,722
Ultratech, Inc.*                                          6,800         106,556
Varian Semiconductor Equipment Associates, Inc.*^        14,600         451,140
Vitesse Semiconductor Corp.*                             95,000         259,350
Zoran Corp.*                                             20,600         323,832
                                                                  -------------
                                                                     13,862,990
                                                                  -------------
Software (3.3%)
Advent Software, Inc.*^                                  13,900         233,937
Agile Software Corp.*                                    14,700         116,571
Altiris, Inc.*^                                           8,300         262,695
Ansys, Inc.*^                                             6,600         328,218
Ascential Software Corp.*                                29,450         396,691
Aspen Technology, Inc.*^                                 11,900          83,181
Atari, Inc.*^                                            72,200         113,354
Authentidate Holding Corp.*^                             11,800          71,508
Borland Software Corp.*                                  35,466         296,141
Catapult Communications Corp.*                            4,638          87,380
CCC Information Services Group, Inc.*                     2,851          50,434
Concord Communications, Inc.*^                           16,000         142,800
Concur Technologies, Inc.*^                               8,800          92,312
Digimarc Corp.*^                                         16,100         145,544
E.piphany, Inc.*^                                        18,900          76,167
Embarcadero Technologies, Inc.*                           5,400          45,684
Epicor Software Corp.*^                                  12,800         153,984
EPIQ Systems, Inc.*^                                      4,950          77,121
Factset Research Systems, Inc.^                           8,200         395,240
Filenet Corp.*                                           15,200         265,392
Hyperion Solutions Corp.*^                               16,780         570,352
Inet Technologies, Inc.*                                  6,800          85,544
Informatica Corp.*                                       37,400         218,790
InterVoice, Inc.*                                        11,600         124,932
JDA Software Group, Inc.*                                 9,650         104,413
KFX, Inc.*^                                              18,900         145,719
Kronos, Inc.*^                                           12,387         548,620
Lawson Software, Inc.*                                   23,000         128,800
Macrovision Corp.*                                       18,000         433,440

Magma Design Automation, Inc.*^                          11,200         168,896
Manhattan Associates, Inc.*                              11,600         283,272
Manugistics Group, Inc.*^                                34,900          83,062
MAPICS, Inc.*                                            22,100         200,005
Mentor Graphics Corp.*^                                  29,200         320,178
Micromuse, Inc.*                                         31,300         115,184
Micros Systems, Inc.*                                     8,100         405,567
MicroStrategy, Inc., Class A*                             5,400         221,886
Midway Games, Inc.*                                      24,900         247,008
MRO Software, Inc.*                                       6,500          65,000
MSC.Software Corp.*^                                      8,400          67,536
NetIQ Corp.*                                             26,480         283,336
NetScout Systems, Inc.*                                  12,700          67,691
Open Solutions, Inc.*^                                    5,100         127,347
PalmSource, Inc.*^                                        8,896         184,503
Parametric Technology Corp.*                            108,100         570,768
Pegasystems, Inc.*^                                      11,600          80,968
Portal Software, Inc.*                                   25,080          68,468
Progress Software Corp.*                                 11,500         228,850
QAD, Inc.*                                                6,400          44,608
Quality Systems, Inc.*                                    1,900          95,969
Quest Software, Inc.*^                                   20,100         223,512
Renaissance Learning, Inc.                                3,700          80,179
RSA Security, Inc.*^                                     22,900         441,970
ScanSoft, Inc.*^                                         48,834         199,243
Secure Computing Corp.*                                  11,525          87,475
Serena Software, Inc.*^                                   7,750         129,658
Sonic Solutions, Inc.*^                                   5,100          83,232
SPSS, Inc.*                                               4,700          62,651
SS&C Technologies, Inc.*                                  4,500          87,885
Take-Two Interactive Software, Inc.*^                    17,300         568,305
Talx Corp.                                                4,590         105,983
THQ, Inc.*                                               19,350         376,551
TradeStation Group, Inc.*                                28,000         171,640
Transaction Systems Architechs, Inc., Class A*           16,700         310,370
Ulticom, Inc.*                                            8,500         125,545
Ultimate Software Group, Inc.*^                           9,800         120,344
Verint Systems, Inc.*^                                    4,100         151,044
Verity, Inc.*                                            12,000         154,560
Wind River Systems, Inc.*                                35,900         437,980
Witness Systems, Inc.*                                    9,700         155,879
                                                                  -------------
                                                                     13,799,072
                                                                  -------------
Total Information Technology                                         70,466,394
                                                                  -------------
Materials (6.3%)
Chemicals (3.0%)
Airgas, Inc.                                             24,200         582,494
Albemarle Corp.                                          13,800         484,242
American Vanguard Corp.^                                  5,600         200,144
Arch Chemicals, Inc.^                                    10,800         308,340
Calgon Carbon Corp.                                      14,200         102,524
Cambrex Corp.^                                           10,500         230,475
Crompton Corp.                                           54,265         514,975
Cytec Industries, Inc.                                   15,700         768,515
Ferro Corp.                                              15,700         342,417
FMC Corp.*                                               14,700         713,979
Georgia Gulf Corp.^                                      11,600         517,244
Great Lakes Chemical Corp.^                              20,400         522,240
H.B. Fuller Co.^                                         13,700         375,380

Headwaters, Inc.*^                                       13,900         428,954
Hercules, Inc.*                                          44,300         631,275
IMC Global, Inc.*                                        46,600         810,374
Kronos Worlwide, Inc.^                                    3,877         153,923
MacDermid, Inc.                                          11,000         318,560
Millennium Chemicals, Inc.*^                             25,813         547,494
Minerals Technologies, Inc.                               8,300         488,538
NewMarket Corp.*                                          6,300         131,544
NL Industries, Inc.^                                     13,800         252,678
Octel Corp.                                               4,800         101,952
Olin Corp.                                               26,632         532,640
OM Group, Inc.*                                          11,500         420,440
PolyOne Corp.*                                           39,800         299,296
Quaker Chemical Corp.                                     3,400          82,110
Schulman (A.), Inc.^                                     15,900         350,436
Sensient Technologies Corp.                              18,700         404,668
Spartech Corp.                                           10,200         256,020
Symyx Technologies, Inc.*^                               12,372         291,360
Terra Industries, Inc.*^                                 22,600         195,716
Valhi, Inc.                                               9,040         135,871
W.R. Grace & Co.*^                                       29,800         281,610
Wellman, Inc.^                                           10,800          91,584
                                                                  -------------
                                                                     12,870,012
                                                                  -------------
Construction Materials (0.3%)
AMCOL International Corp.                                 6,500         124,280
Ameron International Corp.                                2,600          85,540
Eagle Materials, Inc.^                                    7,500         534,750
Texas Industries, Inc.                                    9,900         509,256
                                                                  -------------
                                                                      1,253,826
                                                                  -------------
Containers & Packaging (0.8%)
Anchor Glass Container Corp.                             13,900         114,119
AptarGroup, Inc.                                         14,800         650,756
Caraustar Industries, Inc.*^                             12,807         214,774
Chesapeake Corp.                                          7,400         177,748
Crown Holdings, Inc.*                                    66,700         687,677
Graphic Packaging Corp.*^                                26,700         173,016
Greif, Inc., Class A^                                     4,400         185,460
Longview Fibre Co.                                       25,700         391,925
Myers Industries, Inc.                                    7,700          84,315
Rock-Tenn Co., Class A                                   16,000         251,840
Silgan Holdings, Inc.                                     6,300         291,690
                                                                  -------------
                                                                      3,223,320
                                                                  -------------
Metals & Mining (1.8%)
AK Steel Holding Corp.*                                  45,000         367,200
Allegheny Technologies, Inc.                             39,900         728,175
Brush Engineered Materials, Inc.*                         6,300         130,473
Carpenter Technology Corp.^                              10,400         496,496
Century Aluminum Co.*^                                    8,200         227,386
Cleveland-Cliffs, Inc.*^                                  4,300         347,741
Coeur d'Alene Mines Corp.*^                              88,200         418,068
Commercial Metals Co.                                    12,300         488,556
Compass Minerals International, Inc.                      6,700         148,740
Gibraltar Steel Corp.                                     6,300         227,808
GrafTech International Ltd.*^                            36,400         507,780
Hecla Mining Co.*^                                       44,500         331,080
Imco Recycling, Inc.*                                    11,200         127,680
Metal Management, Inc.*^                                  7,200         130,896
Metals USA, Inc.*^                                        8,200         145,468
NN, Inc.                                                  7,000          80,150

Oregon Steel Mills, Inc.*                                10,700         177,941
Quanex Corp.^                                             7,800         399,984
Royal Gold, Inc.^                                         5,400          92,232
RTI International Metals, Inc.*                           6,700         129,779
Ryerson Tull, Inc.                                        9,500         163,115
Schnitzer Steel Industries, Inc.^                         9,050         292,767
Steel Dynamics, Inc.^                                    17,000         656,540
Stillwater Mining Co.*                                   16,129         250,000
Titanium Metals Corp.*^                                   6,500         152,490
USEC, Inc.                                               41,400         429,318
                                                                  -------------
                                                                      7,647,863
                                                                  -------------
Paper & Forest Products (0.4%)
Buckeye Technologies, Inc.*^                              9,100         101,465
Deltic Timber Corp.^                                      3,300         131,307
Glatfelter^                                               9,700         120,183
Pope & Talbot, Inc.^                                      6,300         110,880
Potlatch Corp.^                                          11,800         552,358
Schweitzer-Mauduit International, Inc.                    8,600         278,640
Wausau-Mosinee Paper Corp.                               21,500         357,975
                                                                  -------------
                                                                      1,652,808
                                                                  -------------
Total Materials                                                      26,647,829
                                                                  -------------
Telecommunication Services (0.8%)
Diversified Telecommunication Services (0.5%)
Cincinnati Bell, Inc.*^                                  89,100         310,959
Commonwealth Telephone Enterprises, Inc.*^                8,900         387,595
CT Communications, Inc.^                                  6,100          84,119
D&E Communications, Inc.^                                 6,000          69,000
General Communication, Inc., Class A*                    15,000         135,750
Golden Telecom, Inc.^                                     4,240         120,967
Infonet Services Corp., Class B*^                        39,000          63,960
ITC Deltacom, Inc.*                                      23,300         102,753
North Pittsburgh Systems, Inc.^                           5,100         105,621
Primus Telecom Group*^                                   25,300          37,191
PTEK Holdings, Inc.*                                     20,700         177,399
Shenandoah Telecommunications Co.^                        3,800          97,318
SureWest Communications^                                  4,900         140,483
Talk America Holdings, Inc.*                              8,900          46,547
Time Warner Telecom, Inc., Class A*^                     45,100         216,480
                                                                  -------------
                                                                      2,096,142
                                                                  -------------
Wireless Telecommunication Services (0.3%)
@Road, Inc.*                                              9,700          40,934
Alamosa Holdings, Inc.*^                                 25,600         195,584
Arch Wireless, Inc., Class A*                             7,100         203,983
Centennial Communications Corp.*                         17,600         103,488
Dobson Communications Corp.*                             48,600          64,638
EMS Technologies, Inc.*                                   4,000          69,000
Metrocall Holdings, Inc.*^                                2,200         142,670
Price Communications Corp.*^                             18,417         280,859
Triton PCS Holdings, Inc., Class A*^                     58,100         148,736
Ubiquitel, Inc.*^                                        27,900         111,600
Wireless Facilities, Inc.*^                              16,900         117,793
                                                                  -------------
                                                                      1,479,285
                                                                  -------------
Total Telecommunication Services                                      3,575,427
                                                                  -------------
Utilities (3.3%)
Electric Utilities (1.1%)
Black Hills Corp.^                                       13,000         361,140
Central Vermont Public Service Corp.                      4,000          80,440

CH Energy Group, Inc.^                                    7,200         329,760
Cleco Corp.                                              21,100         363,764
Duquesne Light Holdings, Inc.^                           30,700         551,372
El Paso Electric Co.*                                    21,300         342,291
Empire District Electric Co.^                            10,500         215,775
Idacorp, Inc.^                                           16,400         476,584
MGE Energy, Inc.^                                         9,700         308,654
Otter Tail Corp.                                         12,900         328,950
PNM Resources Inc.                                       25,350         570,628
UIL Holdings Corp.^                                       6,600         324,654
Unisource Energy Corp.^                                  12,400         301,940
                                                                  -------------
                                                                      4,555,952
                                                                  -------------
Gas Utilities (1.4%)
Atmos Energy Corp.^                                      25,700         647,383
Cascade Natural Gas Corp.^                                7,520         159,650
Laclede Group, Inc.                                       8,700         254,301
New Jersey Resources Corp.                               11,950         494,730
Nicor, Inc.^                                             17,700         649,590
Northwest Natural Gas Co.                                12,400         393,452
NUI Corp.^                                                5,400          72,036
Peoples Energy Corp.                                     15,100         629,368
Piedmont Natural Gas Co.^                                15,300         672,282
South Jersey Industries, Inc.                             5,900         281,725
Southern Union Co.*^                                     24,614         504,587
Southwest Gas Corp.                                      15,100         361,645
WGL Holdings, Inc.^                                      19,600         553,896
                                                                  -------------
                                                                      5,674,645
                                                                  -------------
Multi-Utilities & Unregulated Power (0.7%)
Aquila, Inc.*^                                           89,400         278,928
Avista Corp.                                             19,600         354,760
Calpine Corp.*^                                         185,700         538,530
CMS Energy Corp.*^                                       68,400         651,168
Energen Corp.^                                           16,900         871,195
Sierra Pacific Resources*^                               47,644         426,414
                                                                  -------------
                                                                      3,120,995
                                                                  -------------
Water Utilities (0.1%)
American States Water Co.                                 5,150         128,235
California Water Service Group^                           5,300         155,661
Connecticut Water Service, Inc.                           2,900          76,676
Middlesex Water Co.                                       4,266          76,447
SJW Corp.                                                 4,730         156,184
                                                                  -------------
                                                                        593,203
                                                                  -------------
Total Utilities                                                      13,944,795
                                                                  -------------
Total Common Stocks (99.1%)
   (Cost $375,973,476)                                              416,445,354
                                                                  -------------

                                                     Principal
                                                       Amount
                                                    -----------
SHORT-TERM DEBT SECURITIES:
Government Security (0.4%)
U.S. Treasury Bills
   1/13/2005 #                                      $ 1,640,000       1,631,705
                                                                  -------------
Short-Term Investments of Cash Collateral for
   Securities Loaned (27.3%)
Blue Heron Funding VII Ltd.
   2.020%, 5/27/05 (l)                                5,000,100       5,000,100
Cantor Fitzgerald Securities
   1.950%, 10/1/04                                   25,000,000      25,000,000

General Electric Capital Corp.
   1.979%, 5/12/06 (l)                                2,008,596       2,008,596
General Electric Co.
   1.647%. 10/24/05 (l)                               2,001,548       2,001,548
Goldman Sachs Group LP
   2.055%, 12/8/04 (l)                                2,500,000       2,500,000
Grampian Funding LLC
   1.880%, 10/1/04                                    4,999,739       4,999,739
ING USA
   1.810%, 11/19/04                                  10,000,000      10,000,000
Lehman Brothers, Inc.
   1.895%, 10/1/04                                   22,127,041      22,127,041
Monumental Global Funding II
   1.656%, 2/11/05 (l)                                8,005,618       8,005,618
Morgan Stanley & Co.
   2.055%, 9/30/05 (l)                                3,000,000       3,000,000
Nordeutsche Landesbank NY
   1.855%, 3/30/06 (l)                                9,989,745       9,989,745
Nomura Securities
   1.945%, 10/1/04                                   20,000,000      20,000,000
                                                                  -------------
                                                                    114,632,387
                                                                  -------------
Time Deposit (0.3%)
JPMorgan Chase Nassau,
   1.26%, 10/1/04                                     1,528,576       1,528,576
                                                                  -------------
Total Short-Term Debt Securities (28.0%)
   (Amortized Cost $117,792,668)                                    117,792,668
                                                                  -------------
Total Investments (127.1%)
   (Cost/Amortized Cost $493,766,144)                               534,238,022
Other Assets Less Liabilities (-27.1%)                             (113,865,055)
                                                                  -------------
Net Assets (100%)                                                 $ 420,372,967
                                                                  =============

----------
*    Non-income producing.
^    All, or a portion of security out on loan (See Note 1).
# All, or a portion of security held by broker as collateral for financial futures contracts.
(l)  Floating Rate Security. Rate disclosed is as of September 30, 2004.

     Glossary:
     REIT - Real Estate Investment Trust

At September 30, 2004 the Portfolio had the following futures contracts open:
(Note 1)

                     Number of    Expiration    Original     Value at     Unrealized
Purchase             Contracts       Date         Value       9/30/04    Appreciation
--------             ---------   -----------   ----------   ----------   ------------
Russell 2000 Index       5       December-04   $1,419,375   $1,435,000      $15,625

Investment security transactions for the nine months ended September 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities                    $ 169,341,788
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities                       76,149,522

As of September 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation                           $  69,766,831
Aggregate gross unrealized depreciation                             (30,239,248)
                                                                  -------------
Net unrealized appreciation                                       $  39,527,583
                                                                  =============
Federal income tax cost of investments                            $ 494,710,439
                                                                  =============

At September 30, 2004, the Portfolio had loaned securities with a total value of $112,365,668. This was secured by collateral of $114,632,387 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $733,666 which expires in the year 2010.

                     See Notes to Portfolio of Investments.

EQ ADVISORS TRUST
NOTES TO PORTFOLIO OF INVESTMENTS
September 30, 2004 (Unaudited)

Note 1 Organization and Significant Accounting Policies

     EQ Advisors Trust (the "Trust") was organized as a Delaware business trust on October 31, 1996 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with forty-eight diversified portfolios and four non-diversified portfolios (each a "Portfolio"). The non-diversified Portfolios are: EQ/Enterprise Mergers and Acquisitions Portfolio, EQ/Lazard Small Cap Value Portfolio, EQ/Marsico Focus Portfolio and EQ/Emerging Markets Equity Portfolio.

     Each of the Advisers independently chooses and maintains a portfolio of securities for the Portfolio and each is responsible for investing a specific allocated portion of the Portfolio's assets.

     The Trust has the right to issue two classes of shares, Class IA and Class IB. The Class IB shares are subject to distribution fees imposed under a distribution plan ("Distribution Plan") adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust's multiple class distribution system, both classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the Distribution Plan. The Trust's shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts issued by AXA Equitable Life Insurance Company (formerly The Equitable Life Assurance Society of the United States) ("Equitable"), an indirect wholly-owned subsidiary of AXA, Equitable of Colorado, Inc. ("EOC"), MONY Life Insurance Company ("MONY") and MONY Life Insurance Company of America ("MONY America"), as well as insurance companies that are not affiliated with Equitable, EOC, MONY or MONY America and to The Investment Plan for Employees, Managers and Agents. The Investment Plan for Employees, Managers and Agents is the primary shareholder of Class IA for EQ/Alliance Premier Growth Portfolio, EQ/Bernstein Diversified Value Portfolio, EQ/FI Small/Mid Cap Value Portfolio and EQ/MFS Emerging Growth Companies Portfolio. Equitable is the primary shareholder of Class IA shares for EQ/Calvert Socially Responsible Portfolio, and EQ/Evergreen Omega Portfolio.

     The investment objectives of each Portfolio are as follows:

     EQ/Alliance Common Stock Portfolio (advised by Alliance Capital Management L.P. ("Alliance")(an affiliate of Equitable)) -- Seeks to achieve long-term growth of capital.

     EQ/Alliance Growth and Income Portfolio (advised by Alliance) -- Seeks to provide a high total return.

     EQ/Alliance Intermediate Government Securities Portfolio (advised by Alliance) -- Seeks to achieve high current income consistent with relative stability of principal.

     EQ/Alliance International Portfolio (advised by Alliance) -- Seeks long-term growth of capital.

     EQ/Alliance Premier Growth Portfolio (advised by Alliance) -- Seeks to achieve long-term growth of capital.

     EQ/Alliance Quality Bond Portfolio (advised by Alliance) -- Seeks to achieve high current income consistent with moderate risk to capital.

     EQ/Alliance Small Cap Growth Portfolio (advised by Alliance) -- Seeks to achieve long-term growth of capital.

     EQ/Bernstein Diversified Value Portfolio (advised by Alliance through its Bernstein Investment Research and Management unit) -- Seeks capital appreciation.

     EQ/Calvert Socially Responsible Portfolio (advised by Calvert Asset Management Company, Inc. and Brown Capital Management, Inc.)-- Seeks long-term capital appreciation.

     EQ/Capital Guardian International Portfolio (advised by Capital Guardian Trust Company ("Capital Guardian") -- Seeks to achieve long-term growth of capital.

EQ ADVISORS TRUST
NOTES TO PORTFOLIO OF INVESTMENTS -- (Continued)
September 30, 2004 (Unaudited)

     EQ/Capital Guardian Research Portfolio (advised by Capital Guardian) -- Seeks long-term growth of capital.

     EQ/Capital Guardian U.S. Equity Portfolio (advised by Capital Guardian) -- Seeks long-term growth of capital.

     EQ/Emerging Markets Equity Portfolio (advised by Morgan Stanley Investment Management, Inc.) -- Seeks long-term capital appreciation.

     EQ/Enterprise Capital Appreciation Portfolio (advised by Marsico Capital Management, LLC ("Marsico")) -- Seeks to maximize capital appreciation.

     EQ/Enterprise Deep Value Portfolio (advised by Wellington Management Company, LLP ("Wellington")) -- Seeks to achieve total return through capital appreciation with income as a secondary consideration.

     EQ/Enterprise Equity Portfolio (advised by TCW Investment Management Company) -- Seeks to achieve long-term capital appreciation.

     EQ/Enterprise Equity Income Portfolio (advised by Boston Advisors, Inc. ("Boston Advisors")) -- Seeks a combination of growth and income to achieve an above-average and consistent total return.

     EQ/Enterprise Global Socially Responsive Portfolio (advised by Rockefeller & Co, Inc.) -- Seeks to achieve total return.

     EQ/Enterprise Growth Portfolio (advised by Montag & Caldwell, Inc.) -- Seeks to achieve capital appreciation.

     EQ/Enterprise Growth and Income Portfolio (advised by UBS Global Asset Management (Americas) Inc.) -- Seeks to achieve total return through capital appreciation with income as a secondary consideration.

     EQ/Enterprise High-Yield Bond Portfolio (advised by Caywood-Scholl Capital Managment) -- Seeks to maximize current income.

     EQ/Enterprise International Growth Portfolio (advised by SSgA Funds Management, Inc. ("SSgA")) -- Seeks to achieve capital appreciation.

     EQ/Enterprise Managed Portfolio (advised by Wellington) -- Seeks to achieve growth of capital over time.

     EQ/Enterprise Mergers and Acquisitions Portfolio (advised by Gabelli Asset Management Company ("GAMCO")) -- Seeks to achieve capital appreciation.

     EQ/Enterprise Multi-Cap Growth Portfolio (advised by Fred Alger Management, Inc.) -- Seeks to achieve long-term capital appreciation.

     EQ/Enterprise Short Duration Bond Portfolio (advised by MONY Capital Management, Inc. ("MONY Capital")) -- Seeks current income with reduced volatility of principal.

     EQ/Enterprise Small Company Growth Portfolio (advised by William D. Witter, Inc.)-- Seeks to achieve capital appreciation.

     EQ/Enterprise Small Company Value Portfolio (advised by GAMCO) -- Seeks to maximize capital appreciation.

     EQ/Enterprise Total Return Portfolio (advised by Pacific Investment Management Company, LLC) -- Seeks total return.

EQ ADVISORS TRUST
NOTES TO PORTFOLIO OF INVESTMENTS -- (Continued)
September 30, 2004 (Unaudited)

     EQ/Equity 500 Index Portfolio (advised by Alliance) -- Seeks a total return before expenses that approximates the total return performance of the S&P 500 Index, including reinvestment of dividends, at a risk level consistent with that of the S&P 500 Index.

     EQ/Evergreen Omega Portfolio (advised by Evergreen Investment Management Company LLC) -- Seeks long-term capital growth.

     EQ/FI Mid Cap Portfolio (advised by Fidelity Management & Research Company ("Fidelity")) -- Seeks long-term growth of capital.

     EQ/FI Small/Mid Cap Value Portfolio (advised by Fidelity) -- Seeks long-term capital appreciation.

     EQ/Janus Large Cap Growth Portfolio (advised by Janus Capital Management,
LLC) -- Seeks long-term growth of capital.

     EQ/J.P. Morgan Core Bond Portfolio (advised by J.P. Morgan Investment Management Inc.) -- Seeks to provide a high total return consistent with moderate risk of capital and maintenance of liquidity.

     EQ/Lazard Small Cap Value Portfolio (advised by Lazard Asset Management) -- Seeks capital appreciation.

     EQ/Marsico Focus Portfolio (advised by Marsico) -- Seeks long-term growth of capital.

     EQ/Mercury Basic Value Equity Portfolio (advised by Mercury Advisors) -- Seeks capital appreciation and, secondarily, income.

     EQ/Mercury International Value Portfolio (advised by Merrill Lynch Investment Managers International Limited) -- Seeks capital appreciation.

     EQ/MFS Emerging Growth Companies Portfolio (advised by MFS Investment Management ("MFS")) -- Seeks to provide long-term capital growth.

     EQ/MFS Investors Trust Portfolio (advised by MFS) -- Seeks long-term growth of capital with a secondary objective to seek reasonable current income.

     EQ/Money Market Portfolio (advised by Alliance) -- Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.

     EQ/MONY Diversified Portfolio (advised by Boston Advisors) -- Seeks to maximize income and capital appreciation.

     EQ/MONY Equity Growth Portfolio (advised by Boston Advisors) -- Seeks to achieve capital appreciation.

     EQ/MONY Equity Income Portfolio (advised by Boston Advisors) -- Seeks to achieve capital appreciation and a high level of current income.

     EQ/MONY Government Securities Portfolio (advised by MONY Capital) -- Seeks to maximize income and capital appreciation through investment in the highest credit quality debt obligations.

     EQ/MONY Intermediate Term Bond Portfolio (advised by MONY Capital) -- Seeks to maximize income and capital appreciation through investment in intermediate-maturity debt obligations.

     EQ/MONY Long Term Bond Portfolio (advised by MONY Capital) -- Seeks to maximize income and capital appreciation through investment in long-maturity debt obligations.

     EQ/MONY Money Market Portfolio (advised by MONY Capital) -- Seeks to maximize current income while preserving capital and maintaining liquidity.

     EQ/Putnam Growth & Income Value Portfolio (advised by Putnam Investment Management, LLC ("Putnam")) -- Seeks capital growth. Current income is a secondary objective.

EQ ADVISORS TRUST
NOTES TO PORTFOLIO OF INVESTMENTS -- (Continued)
September 30, 2004 (Unaudited)

     EQ/Putnam Voyager Portfolio (advised by Putnam) -- Seeks long-term growth of capital and any increased income that results from this growth.

     EQ/Small Company Index Portfolio (advised by Alliance) -- Seeks to replicate as closely as possible (before the deduction of Portfolio expenses) the total return of the Russell 2000 Index.

     The following is a summary of the significant accounting policies of the
Trust:

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Valuation:

     Stocks listed on national securities exchanges are valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Other unlisted stocks are valued at their last sale price or official closing price or, if no reported sale occurs during the day, at a bid price estimated by a broker. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

     Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price. Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such securities. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

     Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quote will be obtained from a broker and converted to a price.

     Options, including options on futures that are traded on exchanges, are valued at their last sale price, and if the last sale price is not available then the previous day's sale price is used. Options not traded on an exchange or actively traded are valued at fair value under the direction of the Board of Trustees.

     Long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities; however, when such prices are unavailable, such bonds will be valued using broker quotes. U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

     Foreign securities not traded directly, or in American Depositary Receipt
(ADR) or similar form in the United States, are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

     Short-term debt securities, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Short-term debt securities, which mature in more than 60 days are valued at representative, quoted prices. The EQ/Money Market Portfolio and the EQ/MONY Money Market Portfolio value all short-term debt securities at amortized cost.

     Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

EQ ADVISORS TRUST
NOTES TO PORTFOLIO OF INVESTMENTS -- (Continued)
September 30, 2004 (Unaudited)

     Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date.

     Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided, are valued at fair value under the direction of the Board of Trustees.

     Events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust's calculation of net asset values for each applicable Portfolio when the Trust's Manager deems that the particular event or circumstance would materially affect such Portfolio's net asset value.

     Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and accretion of discount on long-term securities using the effective yield method) is accrued daily. The Trust records gains and losses realized on prepayments received on mortgage-backed securities in interest income.

     Realized gains and losses on the sale of investments are computed on the basis of the identified cost of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities are presented net of deferred taxes on unrealized gains in the Statement of Assets and Liabilities.

Foreign Currency Valuation:

     The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

     (i) market value of investment securities, other assets and liabilities -- at the valuation date.

     (ii) purchases and sales of investment securities, income and expenses -- at the date of such transactions.

     The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

     Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, security payables/receivables, forward foreign currency exchange contracts and foreign cash recorded on the Portfolio's books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions and foreign currency translations in the realized and unrealized gains and losses section, respectively, of the Statements of Operations. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio's books and the U.S. dollar equivalent of amounts actually received or paid.

Securities Lending:

     For all Portfolios, the Board of Trustees has approved the lending of portfolio securities, through its custodian bank, The JPMorgan Chase Bank ("JPMorgan"), acting as lending agent to certain approved broker-dealers, in exchange for negotiated lenders' fees. By lending investment securities, a Portfolio attempts to increase its net investment income through the receipt of interest on the cash held as collateral on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of portfolio securities will be

EQ ADVISORS TRUST
NOTES TO PORTFOLIO OF INVESTMENTS -- (Continued)
September 30, 2004 (Unaudited)

continuously secured by collateral in cash or high grade debt securities at least equal at all times to the market value of the security loaned. JPMorgan will indemnify each Portfolio from any loss resulting from a borrower's failure to return a loaned security when due. JPMorgan invests the cash collateral on behalf of the Portfolios and retains a portion of the interest earned. The net amount of interest earned, after the interest rebate, is included in the Statements of Operations as securities lending income. At September 30, 2004, the cash collateral received by each Portfolio for securities loaned was invested by JPMorgan and is summarized in the Portfolio of Investments. Each Portfolio has an individual interest equal to the amount of cash collateral contributed.

Repurchase Agreements:

     Certain Portfolios may enter into repurchase agreements with qualified and Manager approved banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on their cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Portfolio, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one day) and price. Each repurchase agreement entered into by a Portfolio will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Portfolio's right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Portfolio could suffer a loss.

Options Written:

     Certain Portfolios may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Portfolio or to enhance investment performance. Certain Portfolios may purchase and sell exchange traded options on foreign currencies. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options that expire unexercised, are recognized as gains on the expiration date. Premiums received from writing options that are exercised or are canceled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options.

Short Sales Against the Box:

     Certain Portfolios may enter into a "short sale" of securities in circumstances in which, at the time the short position is open, the Portfolio owns at least an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into at least an equal number of securities sold short. This kind of short sale, which is referred to as one "against the box," may be entered into by the Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately. The Portfolio will designate the segregation, either on its records or with the Trust's custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and

EQ ADVISORS TRUST
NOTES TO PORTFOLIO OF INVESTMENTS -- (Continued)
September 30, 2004 (Unaudited)

Liabilities. The Portfolio bears the risk of potential inability of the brokers to meet their obligation to perform.

Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

     The futures contracts used by the Portfolios are agreements to buy or sell a financial instrument for a set price in the future. Certain Portfolios may buy or sell futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Portfolios' securities or the price of securities that they intend to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by "marking-to-market" at the end of each trading day. Variation margin payments on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract. Should interest rates or indices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Portfolios to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Portfolios to unlimited risk of loss. The Portfolios enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Portfolio's credit risk is limited to failure of the exchange or board of trade.

     Certain Portfolios may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if they designate the segregation, either on their records or with the Trust's custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is risk in addition to the risk of decline in value of the Portfolio's other assets. Where such purchases or sales are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to a Portfolio of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

     Certain Portfolios may purchase foreign currency on a spot (or cash) basis. In addition, certain Portfolios may enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts"). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by "marking to market." The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statement of Operations. The Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Portfolio securities ("transaction hedging") and to protect the value of specific portfolio positions ("position hedging"). The Portfolios are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

EQ ADVISORS TRUST
NOTES TO PORTFOLIO OF INVESTMENTS -- (Concluded)
September 30, 2004 (Unaudited)

Swaps:

     Certain Portfolios may invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. A Portfolio will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two returns. A Portfolio's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust's custodian, of cash or other liquid obligations. A Portfolio will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Trust's Board of Trustees. Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Notional principal amounts are used to express the extent of involvement in these transactions, but the amount potentially subject to credit risk is much smaller.

Dollar Roll Transactions:

     Certain Portfolios may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by a Portfolio of securities with a simultaneous agreement to repurchase substantially similar securities at an agreed-upon price at a future date. The securities repurchased will bear the same interest rates as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and the repurchase, the Portfolio will not be entitled to receive interest and principal payments on the securities sold. The Portfolio will invest the proceeds of the sale in additional instruments, the income from which may generate income for the Portfolio exceeding the yield on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of the similar securities.

Market and Credit Risk:

     Written options, futures contracts, forward commitments, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Portfolio at the contract price, which could be disadvantageous relative to the market price. The Portfolio bears the market risk, which arises from any changes in security values. The credit risk for futures contracts and exchange traded options is limited to failure of the exchange or board of trade which acts as the counterparty to the Portfolio's futures transactions. Forward commitments, forward foreign currency exchange contracts, over-the-counter options and swaps are executed directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement and the Portfolio is exposed to the risk of default by the counterparty.

Item 2. Controls and Disclosures.

(a) The registrant's certifying officers have evaluated the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940.

(b) The registrant's certifying officers are not aware of any changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Item 3 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EQ Advisors Trust


By: /s/ Steven M. Joenk
    ----------------------------
    Steven M. Joenk
    President and Chairman
    November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Steven M. Joenk
    ----------------------------
    Steven M. Joenk
    Chief Executive Officer
    November 29, 2004


By: /s/ Kenneth T. Kozlowski
    ----------------------------
    Kenneth T. Kozlowski
    Chief Financial Officer
    November 29, 2004